UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number File No. 811-4415

COLLEGE RETIREMENT EQUITIES FUND

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017

(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue,

New York, New York 10017-3206

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2006

Item 1. Reports to Stockholders.

TIAA CREF

FINANCIAL SERVICES
FOR THE GREATER GOOD®

Stock

Global Equities

Growth

Equity Index

Bond Market

Inflation-Linked Bond

Social Choice

Money Market

SIGN UP FOR ELECTRONIC DELIVERY AT

www.tiaa-cref.org

2006 ANNUAL REPORT

COLLEGE RETIREMENT
EQUITIES FUND

DECEMBER 31, 2006
Audited financial statements including summary portfolios of investments

PERFORMANCE OVERVIEW AS OF DECEMBER 31, 2006

		Average annual compound rates of total return
	Inception date	1 year	5 years	10 years	Since inception

EQUITIES
CREF Stock	8/1/1952	17.24%	8.30%	8.28%	10.61%
CREF Global Equities	5/1/1992	19.09	9.14	7.14	9.73
CREF Growth	4/29/1994	5.49	1.09	3.87	7.81
CREF Equity Index	4/29/1994	15.23	6.73	8.31	11.10

EQUITIES & FIXED INCOME
CREF Social Choice	3/1/1990	10.15	6.48	7.91	10.05

FIXED INCOME
CREF Bond Market	3/1/1990	4.12	4.95	6.09	7.11
CREF Inflation-Linked Bond	5/1/1997	–0.01	6.74	—	6.41

CREF Money Market*	4/1/1988	4.73	2.17	3.70	4.71

NET ANNUALIZED YIELD		NET ANNUALIZED YIELD
(30-day period ended 12/31/2006)		(7-day period ended 12/26/2006)

	Effective			Current	Effective
CREF Bond Market	4.76%	CREF Money Market*		4.94%	5.06%

*

As with all the CREF variable annuity accounts, the funds you invest in the CREF Money Market Account are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The current yield more closely reflects current earnings than does the total return.

The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org, or call 800 842-2252.

Understanding your CREF report

This report contains information about your CREF accounts and analyzes the accounts’ results for the year ended December 31, 2006. It has five main sections:

•	The performance overview on the inside front cover shows the accounts’ returns over a variety of time periods.

•

The letter from Edward Grzybowski, the chief investment officer of TIAA-CREF Investment Management, LLC, the accounts’ investment adviser, explains how returns from various asset classes differed during the twelve-month period.

•	The account performance section compares each account’s return with the returns of that account’s benchmark index and peer group.

•

The summary portfolios of investments list the industries or types of securities in which each account had investments as of December 31, 2006, and the largest individual issues the account held on that date.

•	The financial statements contain detailed information about the operations and financial condition of each account.

          As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. Please visit our website at www.tiaa-cref.org, or call 877 518-9161, for a prospectus that contains this and other important information. We urge you to read it carefully before investing.

Report to CREF participants

A vigorous global stock market rally during the second half of 2006 enabled U.S. and foreign stocks to score impressive gains for the year. Both categories posted their best returns since 2003.

          The Russell 3000® Index, which measures the broad U.S. market, advanced 15.7% for the year—nearly twice the 8.6% average annual return of the index over the decade that ended December 31, 2006.

          U.S. stocks benefited from double-digit gains in corporate profits and strong economic growth. Initial estimates are that the nation’s gross domestic product expanded at an annual rate of 3.4%.

          The MSCI EAFE®+Canada Index, which tracks 22 stock markets in developed nations outside the United States, rose 25.7% in terms of U.S. dollars. This exceptional return owed much to the increased value of the euro and pound versus the dollar as well as to higher corporate profits in Europe. The average annual return for the index over the 10-year period was 8.0% in dollar terms.

Bond yields decline, sending bond prices higher

After raising short-term interest rates four times during the first six months of 2006, the Federal Reserve held them steady for the rest of the year. Level interest rates and the expectation of a cooling economy lifted prices for both government and corporate bonds. The Lehman Brothers U.S. Aggregate Index, which measures the total return for investment-grade U.S. bonds, rose 4.3% for the year.

Four CREF accounts post double-digit gains

During 2006, returns among individual categories of stocks and bonds diverged more sharply than in 2005, and these differing returns were reflected in the performance of the CREF accounts.

          The best results came from the Global Equities Account, which gained 19.1%. Although the account trailed the sizzling 20.1% return of its benchmark, it was ahead of the average gain of similar variable annuities in its Morningstar category.

          The Stock Account did nearly as well. It advanced 17.2%, trailing its composite benchmark but strongly outperforming its Morningstar peers.

          The Equity Index Account gained 15.2%, performing in line with its benchmark, after expenses. The account outpaced its Morningstar category by more than two percentage points.

          The Growth Account returned 5.5%, lagging its benchmark and its peer group because a number of stock selections did not perform as anticipated.

2 |	2006 Annual Report College Retirement Equities Fund

Edward J. Grzybowski
Chief Investment Officer
TIAA-CREF Investment Management, LLC

          The Social Choice Account advanced 10.2%, leading its Morningstar category but trailing its benchmark, mainly because its social screens prevented it from owning several energy stocks that produced outsized returns during the year.

          The Bond Market Account benefited from the rally in the U.S. bond market that occurred during the year’s second half. The account posted a 4.1% return, narrowly trailing its benchmark. The Inflation-Linked Bond Account was affected by a declining market for inflation-linked securities. It posted a loss of 0.01% for the year and lagged its benchmark. Both bond accounts performed better than their Morningstar peers.

          The Money Market Account’s 4.7% return was above the prevailing money market average, as measured by iMoneyNet.

Is your asset allocation on track?

Over the last three years, CREF’s best-performing account, Global Equities, produced a cumulative return of 48.2%. During the same time, the Bond Market Account returned 10.9%. (Past performance is no guarantee of future results.)

          When returns differ so sharply, the asset allocations you have chosen for your portfolio can shift, changing the degree of risk to which your accumulation is exposed. Many participants rebalance their accumulations once or twice each year, restoring their allocations in each asset class (stocks, bonds, cash and real estate) to the levels they originally intended.

          If you prefer, TIAA-CREF will rebalance your accounts each year on your birthday. To choose this option, simply visit the secure access portion of the TIAA-CREF website and click the “Manage your account” link at the top of the page. Transfers among your accounts can be made without transfer fees.

          If you would like assistance in finding the investment mix best suited to your financial needs, time horizon and attitude toward risk, please visit our website or call us.

/s/ EDWARD J. GRZYBOWSKI)
_____________________________

Edward J. Grzybowski
Chief Investment Officer
TIAA-CREF Investment Management, LLC

College Retirement Equities Fund 2006 Annual Report	| 3

More information for CREF participants

Portfolio listings

SEC rules intended to provide investors with more meaningful information about account performance allow investment companies to list the top holdings of each account in their annual and semiannual reports instead of providing complete portfolio listings. The accounts file complete portfolio listings with the SEC, which are available to participants.

          You can obtain a complete list of CREF’s holdings (called “CREF Statements of Investments”) as of the most recently completed fiscal quarter (currently for the period ended December 31, 2006) in the following ways:

•	by visiting the TIAA-CREF website at www.tiaa-cref.org; or

•	by calling TIAA-CREF at 800 842-2776 to request a copy, which will be provided free of charge.

You can also obtain a complete list of CREF’s holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the SEC. (Form N-CSR lists holdings as of December 31 or June 30; Form N-Q lists holdings as of March 31 or September 30.) Copies of these forms are available:

•	through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

•	at the SEC’s Public Reference Room. (Call 800 SEC-0330 for more information.)

Proxy voting

CREF’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found at our website at www.tiaa-cref.org or on the SEC website at www.sec.gov. You can also call us at 800 842-2776 to request a free copy. A report of how the accounts voted during the most recently completed twelve-month period ended June 30 can be found at our website or at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our homepage; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800 842-2776.

Account management

The CREF accounts are managed by the portfolio management teams of TIAA-CREF Investment Management, LLC. The members of these teams are responsible for the day-to-day operations of the accounts.

4 |	2006 Annual Report College Retirement Equities Fund

Special terms

Agency securities are bonds issued by U.S. government entities such as Fannie Mae.

Annuities are designed for retirement savings or for other long-term goals. They offer several payment options, including lifetime income. Payments from variable annuities are not guaranteed, and the payment amounts will rise or fall depending on investment returns.

Asset-backed securities are bonds backed by loans or by the outstanding amounts owed to a bank, credit card company or other lender.

Benchmarks (benchmark indexes) are groups of securities, such as the Russell 3000® Index or S&P 500® Index, whose performance can be used as a standard by which to judge the performance of a variable annuity.*

Commercial paper refers to short-term debt obligations issued to investors by banks, corporations and other borrowers. Maturities range from 1 to 270 days.

Emerging markets are nations with relatively low per capita income levels and above-average economic growth rates or prospects for growth.

Expense ratio is the amount that investors pay for the management of a variable annuity account. The amount is expressed as a percentage of the account’s average net assets. Expense ratios do not include front-end or back-end sales charges, if any, or trading costs. See “Total return.”

Market capitalization is the total value of a company’s outstanding stock. It is calculated by multiplying the total number of a company’s outstanding shares by the current market price per share.

Maturity date is the date on which the principal amount of a note, bond or other debt instrument becomes due or payable.

Mortgage-backed securities are bonds that represent an interest in a pool of mortgages usually issued by Ginnie Mae, Fannie Mae or other federal entities.

Overweight holding is a security held by an account. In terms of market capitalization, its percentage of the account is larger than that same security’s percentage of the benchmark. See also “Underweight holding.”

Peer groups are groupings of variable annuities with similar objectives whose performance can be compared with that of an individual variable annuity with a similar objective.

Relative performance is the return of a variable annuity in relation to the return of its benchmark index.

Securities is a general name for stocks (also known as “equities”), bonds (also known as “fixed-income securities”) or other investments.

Total return is the amount an investment provides to investors after expenses are deducted. Total return is expressed as a percentage. It includes any interest or dividends, as well as any change in the market value of the investment.

Underweight holding is a security held by an account. In terms of market capitalization, its percentage of the account is smaller than that same security’s percentage of the benchmark. See also “Overweight holding.”

*

Russell 3000 is a trademark and service mark of the Frank Russell Company. TIAA-CREF products are not promoted or sponsored by, or affiliated with, the Frank Russell Company. S&P 500 is a registered trademark and service mark of the McGraw-Hill Companies, Inc.

College Retirement Equities Fund 2006 Annual Report	| 5

Important information about expenses

DISCLOSURE

As a participant in any of the CREF accounts, you incur only one of two potential types of costs.

•	You incur no transaction costs, including sales charges (loads) on purchases, on reinvested dividends or on other distributions. There are also no redemption fees or exchange fees.

•	However, you do incur ongoing costs, including investment advisory fees, administrative expenses, distribution (12b-1) fees, and mortality and expense risk charges.

The examples that appear on the performance pages are intended to help you understand your ongoing costs (in dollars) of investing in each account. The examples are also designed to help you compare these costs with the ongoing costs of investing in other variable annuity accounts and mutual funds.

          The examples assume $1,000 was invested on July 1, 2006, and held for six months until December 31, 2006.

Actual expenses

The first line in each table uses the account’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the six-month period.

          Simply divide your beginning accumulation by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in the table shows hypothetical account values and hypothetical expenses based on the account’s actual expense ratio for the six-month period and an assumed annual rate of return of 5% before expenses—which is not the account’s actual return.

          Do not use the hypothetical account values and hypothetical expenses to estimate the actual expenses you paid for the period. Instead, you can use this information to compare the ongoing costs of investing in an individual account with the ongoing costs of other variable annuity accounts and mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other accounts or funds.

6 |	2006 Annual Report College Retirement Equities Fund

CREF Stock Account | U.S. and foreign stocks
DISCUSSION

Performance in the twelve months ended December 31, 2006

The CREF Stock Account returned 17.24% for the year, compared with the 17.88% gain of its composite benchmark, a weighted average of the Russell 3000® Index, the MSCI EAFE®+Canada Index and the MSCI Emerging Markets IndexSM.

          The average return of the account’s peer group, the Morningstar Large Blend (VA) category, was 12.79%. The Morningstar category tracked 3,949 variable annuities as of December 31, 2006.

Stocks rally after second-quarter dip

Both U.S. and foreign stocks bounced back from a disappointing second quarter to finish the year with double-digit gains.

          The Russell 3000 Index, which measures the broad U.S. stock market, advanced 15.72%, and the MSCI EAFE+Canada Index, which tracks stocks in 22 developed foreign countries, jumped 25.71% in dollar terms.

          The exceptional returns of foreign stocks were due mainly to the strength of other currencies versus the dollar. The EAFE+Canada index gained 16.50% for the year in terms of local currencies—less than one percentage point ahead of the Russell 3000. However, this return was boosted by more than nine percentage points in dollar terms, reflecting a sharp rise in the value of the euro and pound against the dollar.

Foreign stocks again drive returns

The account, which maintained nearly one-quarter of its assets in foreign stocks, outperformed the broad U.S. stock market, as measured by the Russell 3000, but lagged its composite benchmark due to several holdings that did not perform as anticipated.

          Among the largest detractors from relative performance were overweight positions in medical device maker Boston Scientific, Japanese trading firm Sojitz and phone company Sprint Nextel. Lower-than-benchmark weightings in such well-performing stocks as ExxonMobil, insurer Cigna and cable operator Comcast also trimmed returns in relation to the account’s composite benchmark.

          The negative effects of these holdings were partly offset by overweights in many stocks that outperformed the benchmark, including Finnish energy company Fortum and two French firms, industrial giant Alstom and hotel operator Accor.

          The MSCI Emerging Markets Index was added to the account’s composite benchmark on May 1, 2006. During the year, the account’s small exposure to emerging markets did not materially affect its return.

College Retirement Equities Fund 2006 Annual Report	| 7

CREF Stock Account | U.S. and foreign stocks

Investment objective

This variable annuity account seeks a favorable long-term rate of return through capital appreciation and investment income by investing primarily in a broadly diversified portfolio of common stocks.

Risks of this account

In addition to the risks of any equity investment—market risk and company risk—the account is subject to special risks, including foreign investment risks and small-cap risk. For a complete discussion of risk, please see the prospectus.

The account’s benchmark

The account’s composite benchmark is a weighted average of three indexes: the Russell 3000® Index, which measures the performance of the broad U.S. stock market; the MSCI EAFE®+Canada Index, which measures stocks in 22 developed nations outside the United States; and the MSCI Emerging Markets IndexSM, which measures stocks in 25 emerging-market nations. (You cannot invest directly in these indexes.)

Performance as of December 31, 2006

	Average annual compound rates of total return*			Cumulative rates of total return*

	1 year	5 years	10 years	5 years	10 years

CREF Stock Account	17.24%	8.30%	8.28%	49.00%	121.69%

Benchmark:
CREF Composite Benchmark	17.88	8.86	8.80	52.90	132.50

Benchmark components (percentage of composite index):
Russell 3000 Index[1] (76.9%)	15.72	7.16	8.64	41.35	129.08
MSCI EAFE+Canada Index[2] (22.2%)	25.71	15.33	7.99	104.11	115.85
MSCI Emerging
Markets Index[3] (0.9%)	32.17	26.57	—	225.10	—

Peer group:
Morningstar Large Blend (VA)	12.79	4.70	6.14	25.83	81.48

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

[1]	Russell 3000 is a trademark and service mark of the Frank Russell Company. TIAA-CREF products are not promoted or sponsored by, or affiliated with, the Frank Russell Company.

[2]

From May 31, 2001, through May 31, 2002, MSCI published both a “standard” and a “provisional” version of this index while its composition was being revised. CREF used the provisional version from July 1, 2001, through May 31, 2002, and the returns shown reflect this. EAFE is a trademark of Morgan Stanley Capital International, Inc.

[3]	This index was added to the account’s composite benchmark on May 1, 2006. MSCI Emerging Markets Index is a service mark of Morgan Stanley Capital International, Inc.

8 |	2006 Annual Report College Retirement Equities Fund

PERFORMANCE

$10,000 over 10 years

An investment of $10,000 in this account on January 1, 1997, would have grown to $22,169 over the next 10 years, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the two main components of the account’s composite benchmark and its peer group during the same period.

Calendar year total returns

Best quarter: 21.56%, for the quarter ended December 31, 1998
Worst quarter: –17.44%, for the quarter ended September 30, 2002

College Retirement Equities Fund 2006 Annual Report	| 9

CREF Stock Account | U.S. and foreign stocks
PERFORMANCE

Account expenses—six months ended December 31, 2006

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in the account. They are also designed to help you compare these costs with the ongoing costs of investing in other variable annuity accounts and mutual funds.

          The examples assume $1,000 was invested on July 1, 2006, and held for six months until December 31, 2006. Please see page 6 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	CREF Stock Account expense example

	Starting account value (7/1/06)	Ending account value (12/31/06)	Expenses paid* (7/1/06–12/31/06)

Actual return	$1,000.00	$1,123.70	$2.61
5% annual hypothetical return	1,000.00	1,022.73	2.48

*	“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half year. The account’s annualized six-month expense ratio for that period was 0.49%.

Portfolio breakdown by company size

As of 12/31/2006	Percent of portfolio investments

Over $5 billion	83.09
$1 billion–$5 billion	13.46
Under $1 billion	3.45

Total	100.00

Account facts

Inception date	8/1/1952
Net assets (12/31/2006)	$131.10 billion
2006 actual expense ratio†	0.49%

†

We estimate expenses for the coming year based on projected expenses, asset levels and other relevant factors. At the end of each quarter, we compare these projections with the account’s actual experience and adjust the account’s expenses upward or downward to reflect any difference. These adjustments are made in equal daily installments over the remaining days of the new quarter.

Diversification among world markets

Country (12/31/2006)	Percent of portfolio investments

United States	74.5
Japan	4.3
United Kingdom	4.1
France	2.8
Germany	1.9
Switzerland	1.8
Canada	1.4
46 other nations	7.0
Short-term investments	2.2

Total	100.0

10 |	2006 Annual Report College Retirement Equities Fund

CREF Global Equities Account | Foreign and U.S. stocks
DISCUSSION

Performance in the twelve months ended December 31, 2006

The CREF Global Equities Account returned 19.09% for the year, compared with the 20.07% gain of its benchmark, the MSCI World IndexSM, and the 18.51% average return of the account’s peer group, the Morningstar World Stock (VA) category, which tracked 1,078 variable annuities as of December 31, 2006.

Global stocks rebound after second-quarter stumble

Strong corporate profits growth and subdued inflation in the United States fueled a global stock rally in the second half of 2006. The MSCI World Index, which declined 0.51% in the second quarter, rose 13.21% between July and December.

          For the year, the benchmark climbed 15.55% in terms of local currencies, but with the euro and pound strengthening against the dollar, this gain was nearly five percentage points higher in dollar terms.

European stocks lead the advance

Propelled by British, French, German and Swiss stocks, the benchmark’s European segment soared 33.72% in terms of dollars. In contrast, the Pacific segment rose a relatively moderate 12.20%. Japanese stocks, the largest component of the Pacific segment, returned 7.26% in terms of yen, but a decline in the yen’s value versus the dollar reduced this gain to 6.24% in dollars. The North American segment, which made up more than half of the benchmark’s market capitalization at year’s end, advanced 14.85% in dollar terms.

Stock selections trim relative performance

The account trailed its benchmark because of several stock selections that did not perform as expected. Among the largest detractors were overweights in three U.S. stocks: semiconductor maker Advanced Micro Devices, travel company Expedia and telecommunications firm NTL. Holdings in the following nonbenchmark stocks, among others, also hurt performance: U.S. biopharmaceutical firm Nektar Therapeutics, British online gaming company Sportingbet and Israel’s Teva Pharmaceutical. Teva was held as an American Depositary Receipt (ADR), a receipt for shares of a foreign stock traded on a U.S. exchange.

          The negative effects of these holdings were partly offset by favorable stock selections that included overweights in Spanish utility Endesa, Finnish energy company Fortum and Japanese semiconductor maker Sumco. Other positive contributions came from positions in such non-benchmark stocks as German department store Karstadtquelle and British insurer Admiral Group.

College Retirement Equities Fund 2006 Annual Report	| 11

CREF Global Equities Account | Foreign and U.S. stocks

Investment objective

This variable annuity account seeks a favorable long-term rate of return through capital appreciation and income from a broadly diversified portfolio that consists primarily of foreign and domestic common stocks.

Risks of this account

In addition to the risks of any equity investment—market risk and company risk—the account is subject to special risks, including foreign investment risks and small-cap risk. For a complete discussion of risk, please see the prospectus.

The account’s benchmark

The MSCI World IndexSM is an aggregate of 23 country indexes in developed markets, including the United States. You cannot invest directly in this index.

Performance as of December 31, 2006

	Average annual compound rates of total return*			Cumulative rates of total return*

	1 year	5 years	10 years	5 years	10 years

CREF Global Equities Account	19.09%	9.14%	7.14%	54.90%	99.47%

Benchmark:
MSCI World Index[1]	20.07	9.91	7.62	60.41	108.50

Peer group:
Morningstar World Stock (VA)	18.51	8.30	7.23	49.01	101.00

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

[1]

From May 31, 2001, through May 31, 2002, MSCI published both a “standard” and a “provisional” version of this index while its composition was being revised. CREF used the provisional version from July 1, 2001, through May 31, 2002, and the returns shown reflect this. MSCI World Index is a service mark of Morgan Stanley Capital International, Inc.

12 |	2006 Annual Report College Retirement Equities Fund

PERFORMANCE

$10,000 over 10 years

An investment of $10,000 in this account on January 1, 1997, would have grown to $19,947 over the next 10 years, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the account’s benchmark and peer group during the same period.

Calendar year total returns

Best quarter: 25.91%, for the quarter ended December 31, 1999
Worst quarter: –18.49%, for the quarter ended September 30, 2002

College Retirement Equities Fund 2006 Annual Report	| 13

CREF Global Equities Account | Foreign and U.S. stocks
PERFORMANCE

Account expenses—six months ended December 31, 2006

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in the account. They are also designed to help you compare these costs with the ongoing costs of investing in other variable annuity accounts and mutual funds.

          The examples assume $1,000 was invested on July 1, 2006, and held for six months until December 31, 2006. Please see page 6 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	CREF Global Equities Account expense example

	Starting account value (7/1/06)	Ending account value (12/31/06)	Expenses paid* (7/1/06–12/31/06)

Actual return	$1,000.00	$1,137.10	$2.82
5% annual hypothetical return	1,000.00	1,022.54	2.67

*	“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half year. The account’s annualized six-month expense ratio for that period was 0.52%.

Portfolio breakdown by company size

As of 12/31/2006	Percent of portfolio investments

Over $5 billion	85.98
$1 billion–$5 billion	12.83
Under $1 billion	1.19

Total	100.00

Account facts

Inception date	5/1/1992
Net assets (12/31/2006)	$15.67 billion
2006 actual expense ratio†	0.52%

†

We estimate expenses for the coming year based on projected expenses, asset levels and other relevant factors. At the end of each quarter, we compare these projections with the account’s actual experience and adjust the account’s expenses upward or downward to reflect any difference. These adjustments are made in equal daily installments over the remaining days of the new quarter.

Diversification among world markets

Country (12/31/2006)	Percent of portfolio investments

United States	43.1
United Kingdom	9.9
Japan	7.5
France	6.4
Germany	5.8
Hong Kong	3.4
Switzerland	3.3
Spain	2.4
Australia	2.0
Netherlands	2.0
28 other nations	10.6
Short-term investments	3.6

Total	100.0

14 |	2006 Annual Report College Retirement Equities Fund

CREF Growth Account | Large-cap growth stocks
DISCUSSION

Performance in the twelve months ended December 31, 2006

The CREF Growth Account returned 5.49% for the year, compared with the 9.07% gain of its benchmark, the Russell 1000® Growth Index, and the 6.20% average return of the account’s peer group, the Morningstar Large Growth (VA) category, which tracked 4,660 variable annuities as of December 31, 2006.

Large-cap growth trails large-cap value

The large-cap growth category scored a solid return during 2006, but it was less than half the 22.25% gain of large-cap value stocks, as measured by the Russell 1000 Value Index. This was the seventh consecutive year in which large-cap growth underperformed large-cap value. For the year, large-cap growth also trailed growth stocks in the small- and mid-cap subcategories.

          For the ten years ended December 31, 2006, large-cap growth produced an average annual return of 5.44%—less than half the 11% average return for large-cap value issues.

Largest sectors post lackluster results

For the year, the account’s benchmark failed to keep pace with its value counterpart because its three largest sectors, which together made up more than half of its market capitalization, each lagged the broad U.S. stock market for the year. Of these sectors, the technology and consumer discretionary sectors posted returns of 8.6% and 7.4%, respectively, while health care returned just 3.7%.

          In contrast, the two largest sectors of the Russell 1000 Value Index, financials and utilities, posted gains of 20% and 31%, respectively, for the period.

Individual stock selections limit returns

The account underperformed its benchmark largely because of overweight positions in a number of stocks that did not perform as anticipated. These stocks included medical device maker St. Jude Medical, eBay and insurer Aetna. Also detracting from relative performance were positions in several nonbenchmark stocks, including semiconductor maker Marvell Technology and Israel’s Teva Pharmaceutical.

          Positive contributors to relative performance included underweight holdings in chip maker Intel and UnitedHealth Group, an HMO. Overweight positions in Monsanto and computer company Network Appliance also helped relative performance.

          On December 31, 2006, foreign securities made up 5.65% of the account’s total portfolio investments. Many of these securities were held as American Depositary Receipts, which are receipts for shares of a foreign stock traded on a U.S. exchange.

College Retirement Equities Fund 2006 Annual Report	| 15

CREF Growth Account | Large-cap growth stocks

Investment objective

This variable annuity account seeks a favorable long-term rate of return, mainly through capital appreciation, primarily from a diversified portfolio of common stocks that present the opportunity for exceptional growth.

Risks of this account

In addition to the risks of any equity investment—market risk and company risk—the account is subject to special risks, including large-cap risk, growth investing risks, style risk, small-cap risk, reorganization risk and foreign investment risks. For a complete discussion of risk, please see the prospectus.

The account’s benchmark

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000® Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 with higher price-to-book ratios and higher relative forecasted growth rates. You cannot invest directly in these indexes.

Performance as of December 31, 2006

	Average annual compound rates of total return*			Cumulative rates of total return*

	1 year	5 years	10 years	5 years	10 years

CREF Growth Account	5.49%	1.09%	3.87%	5.59%	46.23%

Benchmark:
Russell 1000 Growth Index[1]	9.07	2.69	5.44	14.20	69.91

Peer group:
Morningstar Large Growth (VA)	6.20	2.55	5.19	13.44	65.79

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

[1]	Russell 1000 and Russell 3000 are trademarks and service marks of the Frank Russell Company. TIAA-CREF products are not promoted or sponsored by, or affiliated with, the Frank Russell Company.

16 |	2006 Annual Report College Retirement Equities Fund

PERFORMANCE

$10,000 over 10 years

An investment of $10,000 in this account on January 1, 1997, would have grown to $14,623 over the next 10 years, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the account’s benchmark and peer group during the same period.

Calendar year total returns

Best quarter: 28.72%, for the quarter ended December 31, 1998
Worst quarter: –22.63%, for the quarter ended March 31, 2001

College Retirement Equities Fund 2006 Annual Report	| 17

CREF Growth Account | Large-cap growth stocks
PERFORMANCE

Account expenses—six months ended December 31, 2006

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in the account. They are also designed to help you compare these costs with the ongoing costs of investing in other variable annuity accounts and mutual funds.

          The examples assume $1,000 was invested on July 1, 2006, and held for six months until December 31, 2006. Please see page 6 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	CREF Growth Account expense example

	Starting account value	Ending account value	Expenses paid*
	(7/1/06)	(12/31/06)	(7/1/06–12/31/06)

Actual return	$1,000.00	$1,089.40	$2.74
5% annual hypothetical return	1,000.00	1,022.55	2.66

*	“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half year. The account’s annualized six-month expense ratio for that period was 0.52%.

Portfolio breakdown by company size

As of 12/31/2006	Percent of portfolio investments

Over $5 billion	97.06
$1 billion–$5 billion	2.64
Under $1 billion	0.30

Total	100.00

Account facts

Inception date	4/29/1994
Net assets (12/31/2006)	$ 11.99 billion
2006 actual expense ratio†	0.52%

†

We estimate expenses for the coming year based on projected expenses, asset levels and other relevant factors. At the end of each quarter, we compare these projections with the account’s actual experience and adjust the account’s expenses upward or downward to reflect any difference. These adjustments are made in equal daily installments over the remaining days of the new quarter.

18 |	2006 Annual Report College Retirement Equities Fund

CREF Equity Index Account | U.S. stocks
DISCUSSION

Performance in the twelve months ended December 31, 2006

The CREF Equity Index Account returned 15.23% for the year, compared with the 15.72% gain of its benchmark, the Russell 3000® Index, and the 12.79% average return of the account’s peer group, the Morningstar Large Blend (VA) category, which tracked 3,949 variable annuities as of December 31, 2006.

Stocks sizzle in the second half of 2006

The broad U.S. stock market, as measured by the Russell 3000 Index, posted its best calendar-year return since 2003. Stock prices were propelled by continued growth in corporate earnings and falling energy prices. Most of the market’s climb occurred between August and December, when the index jumped 12.20% after a 3.13% rise through July.

          Both growth and value stocks posted strong results across all three market-capitalization sizes, as defined by the Russell indexes. Small-cap value stocks led the pack with a 23.48% gain, while large-cap growth stocks trailed other categories, returning 9.07%.

          However, U.S. stocks continued to trail foreign issues, which soared 26.34% in dollar terms, as measured by the MSCI EAFE® Index. For the ten-year period, the average annual return of the Russell 3000 was 8.64%, versus 7.71% for the EAFE in dollar terms.

Integrated oils lead a broad-based advance

All twelve benchmark sectors moved solidly upward, and ten produced double-digit gains. The largest sector, financial stocks, which made up nearly a quarter of the benchmark in terms of market capitalization at year’s end, climbed 19.4%. The next-largest sector, consumer discretionary, rose 12.3%, and the third-largest, technology, returned 10.9%.

          The best-performing sectors, integrated oils and utilities, posted outsized gains of 34.7% and 30.5%, respectively. Although these two sectors together constituted only about 12% of the benchmark’s market capitalization on December 31, their exceptional performance contributed substantially to overall returns.

Largest stocks post strong results

In descending order according to cap size, the benchmark’s five-largest holdings performed as follows: ExxonMobil, 38.9%; General Electric, 8.9%; Citigroup, 19.4%; Microsoft, 15.3%; and Bank of America, 20.6%.

          For the period, the account’s return was comparable to that of the benchmark, minus the effects of expenses and of some cash holdings for liquidity. The account had a risk profile similar to that of the benchmark.

College Retirement Equities Fund 2006 Annual Report	| 19

CREF Equity Index Account | U.S. stocks

Investment objective

This variable annuity account seeks a favorable long-term rate of return from a diversified portfolio selected to track the overall market for common stocks publicly traded in the United States, as represented by a broad stock market index.

Risks of this account

In addition to the risks of any equity investment—market risk and company risk—the account is subject to special risks, including index risk. For a complete discussion of risk, please see the prospectus.

The account’s benchmark

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. This index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. You cannot invest directly in this index.

Performance as of December 31, 2006

	Average annual compound rates of total return*			Cumulative rates of total return*

	1 year	5 years	10 years	5 years	10 years

CREF Equity Index Account	15.23%	6.73%	8.31%	38.52%	122.28%

Benchmark:
Russell 3000 Index[1]	15.72	7.16	8.64	41.35	129.08

Peer group:
Morningstar Large Blend (VA)	12.79	4.70	6.14	25.83	81.48

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

[1]	Russell 3000 is a trademark and service mark of the Frank Russell Company. TIAA-CREF products are not promoted or sponsored by, or affiliated with, the Frank Russell Company.

20 |	2006 Annual Report College Retirement Equities Fund

PERFORMANCE

$10,000 over 10 years

An investment of $10,000 in this account on January 1, 1997, would have grown to $22,228 over the next 10 years, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the account’s benchmark and peer group during the same period.

Calendar year total returns

Best quarter: 21.38%, for the quarter ended December 31, 1998
Worst quarter: –17.24%, for the quarter ended September 30, 2002

College Retirement Equities Fund 2006 Annual Report	| 21

CREF Equity Index Account | U.S. stocks
PERFORMANCE

Account expenses—six months ended December 31, 2006

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in the account. They are also designed to help you compare these costs with the ongoing costs of investing in other variable annuity accounts and mutual funds.

          The examples assume $1,000 was invested on July 1, 2006, and held for six months until December 31, 2006. Please see page 6 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	CREF Equity Index Account expense example

	Starting account value	Ending account value	Expenses paid*
	(7/1/06)	(12/31/06)	(7/1/06–12/31/06)

Actual return	$1,000.00	$1,118.40	$2.29
5% annual hypothetical return	1,000.00	1,023.02	2.19

*	“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half year. The account’s annualized six-month expense ratio for that period was 0.43%.

Portfolio breakdown by company size

Percent of
portfolio
As of 12/31/2006	investments

Over $5 billion	83.62
$1 billion–$5 billion	13.04
Under $1 billion	3.34

Total	100.00
Account facts

Inception date	4/29/1994
Net assets (12/31/2006)	$11.28 billion
2006 actual expense ratio†	0.43%

†

We estimate expenses for the coming year based on projected expenses, asset levels and other relevant factors. At the end of each quarter, we compare these projections with the account’s actual experience and adjust the account’s expenses upward or downward to reflect any difference. These adjustments are made in equal daily installments over the remaining days of the new quarter.

22 |	2006 Annual Report College Retirement Equities Fund

CREF Bond Market Account | Intermediate-term bonds
DISCUSSION

Performance in the twelve months ended December 31, 2006

The CREF Bond Market Account returned 4.12% for the year, compared with the 4.33% gain of its benchmark, the Lehman Brothers U.S. Aggregate Index, and the 2.94% average return of the account’s peer group, the Morningstar Intermediate-Term Bond (VA) category. The Morningstar category tracked 1,238 variable annuities as of December 31, 2006.

Second-half rally lifts bond returns

During the first six months of 2006, the Federal Reserve raised short-term interest rates four times in an effort to combat inflation. As a result, yields for 10-year Treasury bonds rose from 4.39% to 5.14%, pushing bond prices lower. (Bond prices and yields move in opposite directions.) The Lehman Brothers U.S. Aggregate Index, which measures the investment-grade U.S. bond market, fell 0.72%.

          During the second half of 2006, inflation eased, and the Fed kept rates unchanged at each of its remaining four meetings. Level rates fueled a bond rally that sent the benchmark up 5.09% during the six-month period.

Longer maturities provide lower yields

The 2-year Treasury note yielded 4.40% at the start of 2006—just slightly more than the yield for a 10-year issue. (Securities with longer maturities usually have higher yields to compensate investors for their greater inflation risk.) The spread between 2-year and 10-year Treasuries was still close in June, but at the end of December, the shorter-dated note had widened its lead: it stood at 4.81%, versus 4.70% for the longer-dated issue.

Despite a strong finish, the account trails the benchmark

During the first half of the year, the account dropped 0.81%, trailing the benchmark by 0.09 of a percentage point. Relative performance bene-fited from individual bond selection among mortgage-backed securities. An underweight in Treasuries also helped, since they did not perform as well as other bond sectors. Maintaining a duration that was shorter than the benchmark’s also aided returns when bond prices fell.

          In the second half, the account’s strong 4.98% gain trailed the benchmark by 0.11 of a percentage point. Security selection among corporate bonds helped relative performance, as did a continued underweight in Treasuries. The account’s shorter duration did not meaningfully affect relative performance.

College Retirement Equities Fund 2006 Annual Report	| 23

CREF Bond Market Account | Intermediate-term bonds

Investment objective

This variable annuity account seeks a favorable long-term rate of return, primarily through high current income consistent with preserving capital.

Risks of this account

In addition to the risks of any fixed-income investment—income volatility risk, credit risk, interest-rate risk, call risk, prepayment risk and extension risk—the account is subject to special risks, including illiquid security risk and foreign investment risks. For a complete discussion of risk, please see the prospectus.

The account’s benchmark

The Lehman Brothers U.S. Aggregate Index measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities. You cannot invest directly in this index.

Performance as of December 31, 2006

	Average annual compound rates of total return*			Cumulative rates of total return*

	1 year	5 years	10 years	5 years	10 years

CREF Bond Market Account	4.12%	4.95%	6.09%	27.36%	80.75%

Benchmark:
Lehman Brothers
U.S. Aggregate Index	4.33	5.06	6.23	27.98	83.13

Peer group:
Morningstar Intermediate-Term
Bond (VA)	2.94	3.76	4.57	20.28	56.39

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

24 |	2006 Annual Report College Retirement Equities Fund

PERFORMANCE

$10,000 over 10 years

An investment of $10,000 in this account on January 1, 1997, would have grown to $18,075 over the next 10 years, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the account’s benchmark and peer group during the same period.

Calendar year total returns

Best quarter: 4.84%, for the quarter ended September 30, 2001
Worst quarter: –2.44%, for the quarter ended June 30, 2004

College Retirement Equities Fund 2006 Annual Report	| 25

CREF Bond Market Account | Intermediate-term bonds
PERFORMANCE

Account expenses—six months ended December 31, 2006

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in the account. They are also designed to help you compare these costs with the ongoing costs of investing in other variable annuity accounts and mutual funds.

          The examples assume $1,000 was invested on July 1, 2006, and held for six months until December 31, 2006. Please see page 6 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	CREF Bond Market Account expense example

	Starting account value (7/1/06)	Ending account value (12/31/06)	Expenses paid* (7/1/06–12/31/06)

Actual return	$1,000.00	$1,049.80	$2.50
5% annual hypothetical return	1,000.00	1,022.74	2.47

*	“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half year. The account’s annualized six-month expense ratio for that period was 0.48%.

Bond ratings (12/31/2006)

	Rating	Percent of total net assets

U.S. Treasury and agency securities	(not rated)	23.2
Investment-grade mortgage-backed securities‡		50.9
Other long-term debt	Aaa/AAA	2.6
	Aa/AA	5.5
	A/A	7.0
	Baa/BBB	7.4
Below investment-grade	Ba/BB	1.4
	B/B	0.1
Other	(not rated)	0.3
Short-term investments		28.1
Other assets and liabilities-net		–26.5

Total		100.0

‡	Includes asset-backed, mortgage-backed and commercial mortgage-backed securities.

Account facts

Inception date	3/1/1990
Net assets (12/31/2006)	$6.39 billion
2006 actual expense ratio†	0.48%

†

We estimate expenses for the coming year based on projected expenses, asset levels and other relevant factors. At the end of each quarter, we compare these projections with the account’s actual experience and adjust the account’s expenses upward or downward to reflect any difference. These adjustments are made in equal daily installments over the remaining days of the new quarter.

26 |	2006 Annual Report College Retirement Equities Fund

CREF Inflation-Linked Bond Account | Inflation-linked bonds
DISCUSSION

Performance in the twelve months ended December 31, 2006

The Inflation-Linked Bond Account returned –0.01% for the year, compared with the 0.41% return of its benchmark, the Lehman Brothers U.S. Treasury Inflation-Protected Securities (TIPS) Index, and the –0.46% average return of the account’s peer group, the Morningstar Inflation-Protected Bond (VA) category, which tracked 232 variable annuities as of December 31, 2006.

TIPS lag the broad bond market

After raising the federal funds rate four times during the first half of 2006, the Federal Reserve held it steady at 5.25% for the remainder of the year. (The federal funds rate is the rate commercial U.S. banks charge one another for overnight loans.) As a result, bond prices, which had generally fallen through midyear, rebounded.

          TIPS, which had lost 1.76% during the first six months of 2006, participated in this second-half recovery, but to a lesser extent than most other types of bonds. For the year, the slight gain of TIPS was well behind the 4.33% advance of the broad U.S. investment-grade bond market, as measured by the Lehman Brothers U.S. Aggregate Index.

          For the five years ended December 31, 2006, however, the average annual return of TIPS, which was 7.19%, topped that of the broad Lehman index, which was 5.06%. Also, it was on par with the 7.16% average annual return posted during the five-year period by the broad U.S. stock market, as measured by the Russell 3000® Index.

A cooling economy reduces inflation

Demand for TIPS varied during the year amid volatile energy prices, ongoing geopolitical concerns and a slowdown in the U.S. economy. On a seasonally adjusted basis, the Consumer Price Index dipped 0.5% in both September and October, and was flat in November. Year-over-year inflation was up 2.5% in December. With inflation well under control, investors sold TIPS ahead of the October 2006 and January 2007 auctions, driving prices down.

Account narrowly trails the index

The account underperformed its benchmark primarily because its return includes a deduction for expenses, while the benchmark’s does not. During the year, the effects of expenses on the account’s performance were partly offset by a small number of relative-value trades among inflation-linked securities.

          The account’s duration—a measure of its price sensitivity to interest-rate changes—is generally kept near its benchmark’s. This strategy is designed to help the account more closely match the performance of its index.

College Retirement Equities Fund 2006 Annual Report	| 27

CREF Inflation-Linked Bond Account | Inflation-linked bonds

Investment objective

This variable annuity account seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-indexed bonds—fixed-income securities whose returns are designed to track a specified inflation index over the life of the bond.

Risks of this account

In addition to the risks of any fixed-income investment—income volatility risk, credit risk, interest-rate risk, call risk, prepayment risk and extension risk—the account is subject to special risks, including the risks of inflation-indexed bonds and foreign investment risks. For a complete discussion of risk, please see the prospectus.

The account’s benchmark

The Lehman Brothers U.S. TIPS Index measures the performance of fixed-income securities with fixed-rate coupon payments that adjust for inflation as measured by the Consumer Price Index for All Urban Consumers. You cannot invest directly in this index.

Performance as of December 31, 2006

	Average annual compound rates of total return*			Cumulative rates of total return*

	1 year	5 years	since inception[1]	5 years	since inception[1]

CREF Inflation-Linked Bond Account	–0.01%	6.74%	6.41%	38.60%	82.38%

Benchmark:
Lehman Brothers U.S. Treasury Inflation-Protected Securities Index	0.41	7.19	6.81	41.52	89.21

Peer group:
Morningstar Inflation-Protected Bond (VA)	–0.46	5.79	—	32.53	—

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

[1]	Inception date: May 1, 1997

28 |	2006 Annual Report College Retirement Equities Fund

PERFORMANCE

$10,000 since May 1, 1997 inception

An investment of $10,000 in this account on May 1, 1997, would have grown to $18,238 as of December 31, 2006, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the account’s benchmark and peer group during the same period.

Calendar year total returns*

Best quarter: 7.94%, for the quarter ended September 30, 2002
Worst quarter: –3.19%, for the quarter ended June 30, 2004

*	Does not include returns from May 1, 1997, through December 31, 1997

College Retirement Equities Fund 2006 Annual Report	| 29

CREF Inflation-Linked Bond Account | Inflation-linked bonds
PERFORMANCE

Account expenses—six months ended December 31, 2006

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in the account. They are also designed to help you compare these costs with the ongoing costs of investing in other variable annuity accounts and mutual funds.

          The examples assume $1,000 was invested on July 1, 2006, and held for six months until December 31, 2006. Please see page 6 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	CREF Inflation-Linked Bond Account expense example

	Starting account value (7/1/06)	Ending account value (12/31/06)	Expenses paid* (7/1/06–12/31/06)

Actual return	$1,000.00	$1,020.30	$2.47
5% annual hypothetical return	1,000.00	1,022.73	2.48

*	“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half year. The account’s annualized six-month expense ratio for that period was 0.49%.

Portfolio breakdown by maturity (12/31/2006)

Percent of total net assets

1–10 year bonds	72.8
10–20 year bonds	11.6
Over-20-year bonds	14.6
Short-term investments	0.1
Other assets and liabilities-net	0.9

Total	100.0
Account facts

Inception date	5/1/1997
Net assets (12/31/2006)	$3.74 billion
2006 actual expense ratio†	0.49%

†

We estimate expenses for the coming year based on projected expenses, asset levels and other relevant factors. At the end of each quarter, we compare these projections with the account’s actual experience and adjust the account’s expenses upward or downward to reflect any difference. These adjustments are made in equal daily installments over the remaining days of the new quarter.

30 |	2006 Annual Report College Retirement Equities Fund

CREF Social Choice Account | Socially screened stocks and bonds
DISCUSSION

Performance in the twelve months ended December 31, 2006

The CREF Social Choice Account returned 10.15% for the year, compared with the 11.17% gain of its composite benchmark, a weighted average of the Russell 3000® Index and the Lehman Brothers U.S. Aggregate Index. The average return of the account’s peer group, the Morningstar Moderate Allocation (VA) category, was 9.74%. The Morningstar category tracked 2,014 variable annuities as of December 31, 2006. Unlike the account, the benchmark and the Morningstar category do not screen investments according to social criteria.

Exclusion of major stocks trims returns

Because of its social screens, the account did not invest in several stocks that were sizable components of the benchmark in terms of market capitalization. The exclusion of these stocks produced both positive and negative results, but the net effect was to lower the account’s return versus that of its benchmark.

          Relative performance suffered most from the exclusion of ExxonMobil, which advanced 38.9% for the year and was the largest component of the Russell 3000 on December 31, 2006. The avoidance of Chevron and Morgan Stanley also hurt returns.

          The exclusion of Yahoo, which fell 35.4%, helped relative performance. Avoiding General Electric and Wal-Mart proved advantageous as well.

Additional techniques help manage risk

Because the account’s social screens prevent it from investing in some stocks of the Russell 3000, the account’s managers use statistical techniques to ensure that the risk characteristics of the portfolio resemble those of the index. One of these methods is to overweight or underweight certain stocks relative to each one’s percentage of capitalization within the benchmark.

          During 2006 overweight positions in Intel and Anadarko Petroleum reduced relative returns. Returns also suffered from underweights in HMO UnitedHealth Group and Comcast. However, overweights in AT&T and BellSouth helped performance.

          Coca-Cola and JPMorgan Chase were dropped from the portfolio because they failed the account’s qualitative screens. Bank of America was added to the list of major holdings.

A positive performance from bonds

For the year, the account’s fixed-income portion outpaced the Lehman index before expenses. In the year’s first half, underweighting U.S. Treasuries and selecting individual bonds that performed well boosted returns. Maintaining a duration shorter than the benchmark’s helped when bond prices fell. In the second half of 2006, security selection among corporate bonds aided returns.

College Retirement Equities Fund 2006 Annual Report	| 31

CREF Social Choice Account | Socially screened stocks and bonds

Investment objective

This variable annuity account seeks a favorable long-term rate of return that reflects the investment performance of the financial markets while giving special consideration to certain social criteria.

Risks of this account

In addition to the risks of any equity investment—market risk and company risk—and those of any fixed-income investment—income volatility risk, credit risk, interest-rate risk, call risk, prepayment risk and extension risk—the account is subject to special risks, including the risk of socially screened investing, small-cap risk and foreign investment risks. For a complete discussion of risk, please see the prospectus.

The account’s benchmark

The account’s benchmark is a composite index, a weighted average of the Russell 3000® Index for stocks and the Lehman Brothers U.S. Aggregate Index for bonds. The Russell 3000 measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The Lehman Brothers U.S. Aggregate Index tracks returns in the U.S. investment-grade, fixed-rate bond market. You cannot invest directly in these indexes.

Performance as of December 31, 2006

	Average annual compound rates of total return*			Cumulative rates of total return*

	1 year	5 years	10 years	5 years	10 years

CREF Social Choice Account	10.15%	6.48%	7.91%	36.89%	114.24%

Benchmark:
CREF Social Choice Composite Benchmark	11.17	6.70	8.17	38.31	119.45

Benchmark components (percentage of composite index):
Russell 3000 Index[1] (60%)	15.72	7.16	8.64	41.35	129.08

Lehman Brothers U.S. Aggregate Index (40%)	4.33	5.06	6.23	27.98	83.13

Peer group:
Morningstar Moderate Allocation (VA)	9.74	4.86	5.73	26.75	74.55

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

[1]	Russell 3000 is a trademark and service mark of the Frank Russell Company. TIAA-CREF products are not promoted or sponsored by, or affiliated with, the Frank Russell Company.

32 |	2006 Annual Report College Retirement Equities Fund

PERFORMANCE

$10,000 over 10 years

An investment of $10,000 in this account on January 1, 1997, would have grown to $21,424 over the next 10 years, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the account’s benchmark components and peer group during the same period.

Calendar year total returns

Best quarter: 12.81%, for the quarter ended December 31, 1998
Worst quarter: –8.20%, for the quarter ended September 30, 2002

College Retirement Equities Fund 2006 Annual Report	| 33

CREF Social Choice Account | Socially screened stocks and bonds
PERFORMANCE

Account expenses—six months ended December 31, 2006

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in the account. They are also designed to help you compare these costs with the ongoing costs of investing in other variable annuity accounts and mutual funds.

          The examples assume $1,000 was invested on July 1, 2006, and held for six months until December 31, 2006. Please see page 6 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	CREF Social Choice Account expense example

	Starting account value (7/1/06)	Ending account value (12/31/06)	Expenses paid* (7/1/06–12/31/06)

Actual return	$1,000.00	$1,088.50	$2.36
5% annual hypothetical return	1,000.00	1,022.92	2.29

*	“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half year. The account’s annualized six-month expense ratio for that period was 0.45%.

Portfolio breakdown (12/31/2006)

Percent of portfolio investments

Equities	46.6
Long-term bonds	30.7
Short-term investments	22.7

Total	100.0

Account facts

Inception date	3/1/1990
Net assets (12/31/2006)	$8.73 billion
2006 actual expense ratio†	0.45%

†

We estimate expenses for the coming year based on projected expenses, asset levels and other relevant factors. At the end of each quarter, we compare these projections with the account’s actual experience and adjust the account’s expenses upward or downward to reflect any difference. These adjustments are made in equal daily installments over the remaining days of the new quarter.

34 |	2006 Annual Report College Retirement Equities Fund

CREF Money Market Account | Cash equivalents
DISCUSSION

Performance in the twelve months ended December 31, 2006

The CREF Money Market Account returned 4.73% for the year, compared with the 4.50% gain of the iMoneyNet Money Fund Report Averages™—All Taxable, a simple average of over 1,000 taxable money market funds.

The Fed raises rates four times, then pauses

During the first half of 2006, the Federal Reserve raised the federal funds rate four times, lifting it from 4.25% to 5.25%. (The federal funds rate is the rate commercial U.S. banks charge one another for overnight loans.) Behind these increases was the Fed’s concern that higher energy prices and an expanding economy would send inflation out of control: year-over-year inflation climbed 4.3% in June.

          During the second half of the year, economic growth moderated. Oil prices dropped 21% from their midsummer high, and in October, year-over-year inflation fell to 1.3%. The slowing economy led the Fed to hold rates steady at four successive meetings, after 17 consecutive quarter-point hikes that spanned more than two years.

A volatile LIBOR reflects investor uncertainty

Early in the year, yields on twelve-month issues rose in tandem with yields on shorter-maturity issues, and the LIBOR curve held steady. (The LIBOR, the interest rate that banks charge one another for loans on the London market, is the most widely used benchmark for short-term rates.) However, later in the period, with some investors anticipating a Fed rate cut, yields of longer-maturity issues fell, and the LIBOR flattened. The LIBOR fluctuated widely throughout much of the twelve months as investors reacted to shifting economic data.

Account strategies pay off

During the year, the account’s managers adjusted their strategies to the uncertain interest-rate environment.

          Commercial paper, which was in short supply for much of the year, made up 81.2% of the portfolio at year-end, up from 75.9% one year earlier. (Commercial paper offers higher returns than other money market instruments without significant additional risk.) U.S. agency securities went from 7.1% to 5.2% of the portfolio, while certificates of deposit declined to 11%. Floating-rate securities remained at 2.6%.

          On December 31, 2006, foreign securities made up 14.3% of the account’s total portfolio investments.

          During the year, the account’s weighted average maturity fluctuated between 36 and 47 days. On December 26, 2006, it stood at 43 days versus 42 days for the average iMoneyNet fund.

College Retirement Equities Fund 2006 Annual Report	| 35

CREF Money Market Account | Cash equivalents

Investment objective

This variable annuity account seeks high current income consistent with maintaining liquidity and preserving capital.

Risks of this account

In addition to the risks of any fixed-income investment—income volatility risk, credit risk, interest-rate risk, call risk, prepayment risk and extension risk—the account is subject to special risks, including foreign investment risks. For a complete discussion of risk, please see the prospectus.

          An investment in the CREF Money Market Account, as in the other CREF variable annuity accounts, is not a deposit of any bank and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency.

Net annualized yield for the 7 days ended December 26, 2006

	Current yield	Effective yield

CREF Money Market Account	4.94%	5.06%
iMoneyNet Money Fund Report AveragesTM—All Taxable	4.74	4.85

            The current yield more closely reflects current earnings than does the total return.

Performance as of December 31, 2006

	Average annual compound rates of total return*			Cumulative rates of total return*

	1 year	5 years	10 years	5 years	10 years

CREF Money Market Account	4.73%	2.17%	3.70%	11.33%	43.90%
iMoneyNet Money Fund Report Averages—All Taxable	4.50	1.97	3.40	10.24	39.75

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

36 |	2006 Annual Report College Retirement Equities Fund

PERFORMANCE

$10,000 over 10 years

An investment of $10,000 in this account on January 1, 1997, would have grown to $14,390 over the next 10 years, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of the average iMoneyNet fund during the same period.

Calendar year total returns

Best quarter: 1.65%, for the quarter ended September 30, 2000
Worst quarter: 0.14%, for the quarter ended June 30, 2004

College Retirement Equities Fund 2006 Annual Report	| 37

CREF Money Market Account | Cash equivalents
PERFORMANCE

Account expenses—six months ended December 31, 2006

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in the account. They are also designed to help you compare these costs with the ongoing costs of investing in other variable annuity accounts and mutual funds.

          The examples assume $1,000 was invested on July 1, 2006, and held for six months until December 31, 2006. Please see page 6 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	CREF Money Market Account expense example

	Starting account value (7/1/06)	Ending account value (12/31/06)	Expenses paid* (7/1/06–12/31/06)

Actual return	$1,000.00	$1,025.30	$2.17
5% annual hypothetical return	1,000.00	1,023.04	2.17

*	“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half year. The account’s annualized six-month expense ratio for that period was 0.43%.

Asset allocation (12/31/2006)

Sector	Percent of portfolio investments

Commercial paper	81.2
Certificates of deposit	11.0
U.S. government and agency securities	5.2
Floating-rate securities	2.6

Total	100.0

Account facts

Inception date	4/1/1988
Net assets (12/31/2006)	$9.57 billion
2006 actual expense ratio†	0.43%

†

We estimate expenses for the coming year based on projected expenses, asset levels and other relevant factors. At the end of each quarter, we compare these projections with the account’s actual experience and adjust the account’s expenses upward or downward to reflect any difference. These adjustments are made in equal daily installments over the remaining days of the new quarter.

38 |	2006 Annual Report College Retirement Equities Fund

CREF Stock Account |	Summary portfolio of investments December 31, 2006

	COMPANY	SHARES	VALUE (000)		% OF NET ASSETS

	BONDS

	CORPORATE BONDS
	COMMUNICATIONS		$0	^	0.00	%**

	TOTAL CORPORATE BONDS	(Cost $9,950)	0	^	0.00	**

	GOVERNMENT BONDS
	U.S. TREASURY SECURITIES		329		0.00	**

	TOTAL GOVERNMENT BONDS	(Cost $320)	329		0.00	**

	TOTAL BONDS	(Cost $10,270)	329		0.00	**

	TOTAL MUTUAL FUNDS	(Cost $2,797)	16		0.00	**

	PREFERRED STOCKS
	COMMUNICATIONS		10,572		0.01

	INSURANCE CARRIERS		646		0.00	**

	TRANSPORTATION EQUIPMENT		5,445		0.00	**

	TOTAL PREFERRED STOCKS	(Cost $13,981)	16,663		0.01

	COMMON STOCKS
	ADMINISTRATION OF ECONOMIC PROGRAMS		1,562		0.00	**

	AGRICULTURAL PRODUCTION-CROPS		8,667		0.01

	AGRICULTURAL PRODUCTION-LIVESTOCK		11,040		0.01

	AGRICULTURAL SERVICES		8,109		0.01

	AMUSEMENT AND RECREATION SERVICES		354,045		0.27

	APPAREL AND ACCESSORY STORES		896,173		0.68

	APPAREL AND OTHER TEXTILE PRODUCTS		268,731		0.21

	AUTO REPAIR, SERVICES AND PARKING		67,973		0.05

	AUTOMOTIVE DEALERS AND SERVICE STATIONS		208,042		0.16

	BUILDING MATERIALS AND GARDEN SUPPLIES
	Home Depot, Inc	13,079,559	525,275		0.40
	Other		360,927		0.28

			886,202		0.68

	BUSINESS SERVICES
*	Google, Inc (Class A)	1,322,792	609,119		0.46
	Microsoft Corp	55,676,110	1,662,489		1.27
*	Oracle Corp	25,181,900	431,618		0.33
	Other		5,201,988		3.97

			7,905,214		6.03

SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2006 Annual Report	| 39

CREF Stock Account |	Summary portfolio of investments December 31, 2006	continued

	COMPANY	SHARES	VALUE (000)	% OF NET ASSETS

	CHEMICALS AND ALLIED PRODUCTS
	Abbott Laboratories	12,296,766	$598,975	0.46%
*	Amgen, Inc	8,095,085	552,975	0.42
	Merck & Co, Inc	15,398,865	671,391	0.51
	Pfizer, Inc	43,188,758	1,118,589	0.85
	Procter & Gamble Co	19,766,572	1,270,398	0.97
	Wyeth	9,924,431	505,352	0.39
	Other		7,397,791	5.64

			12,115,471	9.24

	COAL MINING		332,846	0.25

	COMMUNICATIONS
	AT&T, Inc	22,761,441	813,722	0.62
	BellSouth Corp	11,177,277	526,562	0.40
*	Comcast Corp (Class A)	9,798,622	414,776	0.32
	Sprint Nextel Corp	23,125,486	436,840	0.33
	Verizon Communications, Inc	17,203,515	640,659	0.49
	Other		3,283,761	2.51

			6,116,320	4.67

	DEPOSITORY INSTITUTIONS
	Bank of America Corp	29,986,306	1,600,969	1.22
	Citigroup, Inc	29,669,289	1,652,579	1.26
	JPMorgan Chase & Co	23,591,667	1,139,478	0.87
	SunTrust Banks, Inc	4,518,912	381,622	0.29
	US Bancorp	12,850,535	465,061	0.35
	Wachovia Corp	11,156,901	635,385	0.49
	Wells Fargo & Co	21,318,371	758,081	0.58
	Other		8,073,149	6.16

			14,706,324	11.22

	EATING AND DRINKING PLACES		1,221,386	0.93

	EDUCATIONAL SERVICES		117,698	0.09

	ELECTRIC, GAS, AND SANITARY SERVICES		5,450,824	4.16

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
*	Apple Computer, Inc	6,133,019	520,325	0.39
*	Cisco Systems, Inc	41,278,333	1,128,137	0.86
	Intel Corp	39,297,875	795,782	0.61
	Qualcomm, Inc	12,489,052	471,961	0.36
	Other		5,161,153	3.94

			8,077,358	6.16

	ENGINEERING AND MANAGEMENT SERVICES		876,716	0.67

	ENVIRONMENTAL QUALITY AND HOUSING		1,708	0.00	**

	FABRICATED METAL PRODUCTS		483,906	0.37

	FISHING, HUNTING, AND TRAPPING		2,401	0.00	**

40 |	2006 Annual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS

CREF Stock Account |	Summary portfolio of investments December 31, 2006	continued

COMPANY	SHARES	VALUE (000)	% OF NET ASSETS

FOOD AND KINDRED PRODUCTS
Coca-Cola Co	11,115,714	$536,333	0.41%
PepsiCo, Inc	13,402,203	838,308	0.64
Other		2,568,251	1.96

		3,942,892	3.01

FOOD STORES		613,665	0.47

FORESTRY		105,448	0.08

FURNITURE AND FIXTURES		270,514	0.21

FURNITURE AND HOME FURNISHINGS STORES		184,025	0.14

GENERAL BUILDING CONTRACTORS		591,715	0.45

GENERAL MERCHANDISE STORES
Wal-Mart Stores, Inc	14,962,253	690,957	0.53
Other		1,112,153	0.85

		1,803,110	1.38

HEALTH SERVICES		1,616,489	1.23

HEAVY CONSTRUCTION, EXCEPT BUILDING		635,128	0.48

HOLDING AND OTHER INVESTMENT OFFICES		3,476,141	2.65

HOTELS AND OTHER LODGING PLACES
Accor S.A.	7,314,654	566,788	0.43
Other		663,901	0.51

		1,230,689	0.94

INDUSTRIAL MACHINERY AND EQUIPMENT
General Electric Co	63,067,416	2,346,738	1.79
Hewlett-Packard Co	20,825,720	857,811	0.65
International Business Machines Corp	9,899,318	961,719	0.74
Other		4,145,269	3.16

		8,311,537	6.34

INSTRUMENTS AND RELATED PRODUCTS
Johnson & Johnson	16,293,126	1,075,672	0.82
Other		3,103,117	2.37

		4,178,789	3.19

INSURANCE AGENTS, BROKERS AND SERVICE		778,831	0.59

INSURANCE CARRIERS
American International Group, Inc	14,489,944	1,038,349	0.79
UnitedHealth Group, Inc	7,778,461	417,937	0.32
Other		5,215,182	3.98

		6,671,468	5.09

JUSTICE, PUBLIC ORDER AND SAFETY		19,457	0.01

LEATHER AND LEATHER PRODUCTS		204,457	0.16

LEGAL SERVICES		10,499	0.01

SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2006 Annual Report	| 41

CREF Stock Account |	Summary portfolio of investments December 31, 2006	continued

COMPANY	SHARES	VALUE (000)	% OF NET ASSETS

LOCAL AND INTERURBAN PASSENGER TRANSIT		$28,538	0.02%

LUMBER AND WOOD PRODUCTS		42,275	0.03

METAL MINING		1,371,996	1.05

MISCELLANEOUS MANUFACTURING INDUSTRIES		234,906	0.18

MISCELLANEOUS RETAIL		1,552,122	1.18

MOTION PICTURES
Time Warner, Inc	25,916,285	564,457	0.43
Walt Disney Co	14,200,008	486,634	0.37
Other		583,705	0.45

		1,634,796	1.25

NONDEPOSITORY INSTITUTIONS
American Express Co	7,632,559	463,067	0.35
Fannie Mae	7,303,206	433,737	0.33
Other		1,442,386	1.10

		2,339,190	1.78

NONMETALLIC MINERALS, EXCEPT FUELS		125,144	0.10

OIL AND GAS EXTRACTION		2,823,665	2.15

PAPER AND ALLIED PRODUCTS		564,601	0.43

PERSONAL SERVICES		140,140	0.11

PETROLEUM AND COAL PRODUCTS
Chevron Corp	12,140,251	892,673	0.68
ConocoPhillips	8,922,516	641,975	0.49
Exxon Mobil Corp	33,416,969	2,560,742	1.95
Occidental Petroleum Corp	9,874,595	482,176	0.37
Other		2,617,996	2.00

		7,195,562	5.49

PIPELINES, EXCEPT NATURAL GAS		32,492	0.02

PRIMARY METAL INDUSTRIES		1,485,881	1.13

PRINTING AND PUBLISHING		766,524	0.58

RAILROAD TRANSPORTATION		772,070	0.59

REAL ESTATE		896,456	0.68

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		263,684	0.20

SECURITY AND COMMODITY BROKERS
Goldman Sachs Group, Inc	2,153,459	429,292	0.33
Merrill Lynch & Co, Inc	5,318,682	495,169	0.38
Morgan Stanley	7,104,460	578,516	0.44
Other		1,857,672	1.41

		3,360,649	2.56

SOCIAL SERVICES		14,117	0.01

SPECIAL TRADE CONTRACTORS		59,320	0.05

42 |	2006 Annual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS

CREF Stock Account |	Summary portfolio of investments December 31, 2006	continued

COMPANY	SHARES	VALUE (000)		% OF NET ASSETS

STONE, CLAY, AND GLASS PRODUCTS		$522,851		0.40%

TEXTILE MILL PRODUCTS		17,937		0.01

TOBACCO PRODUCTS
Altria Group, Inc	16,874,731	1,448,189		1.10
Other		322,360		0.25

		1,770,549		1.35

TRANSPORTATION BY AIR		660,194		0.50

TRANSPORTATION EQUIPMENT
Boeing Co	6,082,794	540,395		0.41
United Technologies Corp	6,911,555	432,110		0.33
Other		3,383,106		2.58

		4,355,611		3.32

TRANSPORTATION SERVICES		268,770		0.21

TRUCKING AND WAREHOUSING		815,991		0.62

WATER TRANSPORTATION		155,972		0.12

WHOLESALE TRADE-DURABLE GOODS		729,045		0.56

WHOLESALE TRADE-NONDURABLE GOODS		1,101,016		0.84

TOTAL COMMON STOCKS	(Cost $107,523,062)	130,865,634		99.82

WARRANTS

BUSINESS SERVICES		149		0.00	**

COMMUNICATIONS		27		0.00	**

GENERAL BUILDING CONTRACTORS		11		0.00	**

HOLDING AND OTHER INVESTMENT OFFICES		1		0.00	**

HOTELS AND OTHER LODGING PLACES		225		0.00	**

LUMBER AND WOOD PRODUCTS		69		0.00	**

NONDEPOSITORY INSTITUTIONS		0	^	0.00	**

WHOLESALE TRADE-DURABLE GOODS		0	^	0.00	**

TOTAL WARRANTS	(Cost $32,627)	482		0.00	**

SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2006 Annual Report	| 43

CREF Stock Account |	Summary portfolio of investments December 31, 2006	concluded

	COMPANY	SHARES	VALUE (000)	% OF NET ASSETS

	SHORT-TERM INVESTMENTS

	COMMERCIAL PAPER		$195,220	0.15%

†	U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES		230,827	0.18

††	U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES		149,973	0.11

†††	VARIABLE NOTES		225,015	0.17

	INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
v	State Street Navigator Securities Lending Prime Portfolio	2,211,171,864	2,211,172	1.69

			2,211,172	1.69

	TOTAL SHORT-TERM INVESTMENTS	(Cost $3,012,158)
	(includes $3,011,967 of cash collateral for securities on loan)		3,012,207	2.30

	TOTAL PORTFOLIO	(Cost $110,594,895)	133,895,331	102.13
	OTHER ASSETS & LIABILITIES, NET		(2,798,700)	(2.13)

	NET ASSETS		$131,096,631	100.00%

*	Non-income producing.

**	Percentage represents less than 0.01%.

^	Amount represents less than $1,000.

†	Notes have a rate of 4.800%–5.128% and mature 01/02/07–02/21/07.

††	Notes have a rate of 5.210% and mature 05/13/08–06/13/08.

†††	Notes have a rate of 5.295%–5.400% and mature 12/13/07–03/10/08.

v	Security valued at fair value.

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

44 |	2006 Annual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS

CREF Stock Account |	Summary of market values by country December 31, 2006

DOMESTIC	VALUE	% OF MARKET VALUE

UNITED STATES	$102,767,677,079	76.75%

TOTAL DOMESTIC	102,767,677,079	76.75

FOREIGN

ARGENTINA	3,006,867	0.00
AUSTRALIA	1,173,907,948	0.88
AUSTRIA	130,908,574	0.10
BELGIUM	208,104,425	0.16
BERMUDA	56,595	0.00
BRAZIL	186,462,094	0.14
CANADA	1,951,139,475	1.46
CAYMAN ISLANDS	8,818,306	0.01
CHILE	18,853,291	0.01
CHINA	19,531,372	0.01
COLOMBIA	2,806,303	0.00
CROATIA	15,688,245	0.01
CZECH REPUBLIC	8,227,221	0.01
DENMARK	201,589,295	0.15
EGYPT	8,889,555	0.01
FINLAND	733,525,527	0.55
FRANCE	3,724,231,822	2.78
GERMANY	2,571,598,485	1.92
GREECE	108,693,305	0.08
HONG KONG	799,717,410	0.60
HUNGARY	16,543,135	0.01
INDIA	131,912,079	0.10
INDONESIA	41,698,962	0.03
IRELAND	143,490,107	0.11
ISRAEL	25,106,381	0.02
ITALY	1,138,982,218	0.85
JAPAN	5,725,265,489	4.28
LUXEMBOURG	5,392,180	0.00
MALAYSIA	86,395,563	0.06
MEXICO	101,865,620	0.08
NETHERLANDS	979,975,938	0.73
NEW ZEALAND	73,053,250	0.06
NORWAY	238,531,059	0.18
PAKISTAN	869,750	0.00
PERU	4,986,809	0.00
PHILIPPINES	34,929,619	0.03
POLAND	18,879,047	0.01
PORTUGAL	59,650,015	0.04
REPUBLIC OF KOREA	259,280,838	0.19
RUSSIA	296,161,563	0.22
SINGAPORE	339,876,726	0.25
SOUTH AFRICA	156,392,795	0.12
SPAIN	702,601,094	0.53
SWEDEN	608,432,770	0.45
SWITZERLAND	2,366,913,941	1.77
TAIWAN (REPUBLIC OF CHINA)	211,581,117	0.16
THAILAND	44,359,627	0.03
TURKEY	15,603,654	0.01
UNITED KINGDOM	5,423,165,976	4.05

TOTAL FOREIGN	31,127,653,437	23.25

TOTAL PORTFOLIO	$133,895,330,516	100.00%

SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2006 Annual Report	| 45

CREF Global Equities Account |	Summary portfolio of investments December 31, 2006

	COMPANY	SHARES	VALUE (000)	% OF NET ASSETS

	PREFERRED STOCKS

	COMMUNICATIONS		$107	0.00	%**

	INSURANCE CARRIERS		175	0.00	**

	TRANSPORTATION EQUIPMENT
	Porsche AG.	87,465	111,308	0.71

			111,308	0.71

	TOTAL PREFERRED STOCKS	(Cost $80,406)	111,590	0.71

	COMMON STOCKS

	AGRICULTURAL PRODUCTION-CROPS		586	0.00	**

	AGRICULTURAL SERVICES		185	0.00	**

	AMUSEMENT AND RECREATION SERVICES		58,372	0.37

	APPAREL AND ACCESSORY STORES		54,805	0.35

	APPAREL AND OTHER TEXTILE PRODUCTS		13,232	0.08

	AUTO REPAIR, SERVICES AND PARKING		461	0.00	**

	AUTOMOTIVE DEALERS AND SERVICE STATIONS		35,130	0.22

	BUILDING MATERIALS AND GARDEN SUPPLIES		54,359	0.35

	BUSINESS SERVICES
	Cintra Concesiones de Infraestructuras de Transporte S.A.	4,822,761	80,852	0.51
	Other		529,596	3.38

			610,448	3.89

	CHEMICALS AND ALLIED PRODUCTS
*	Alliance Boots plc	8,956,417	146,868	0.94
	L’Oreal S.A.	1,470,051	147,287	0.94
	Roche Holding AG.	921,046	165,161	1.05
	Other		838,079	5.35

			1,297,395	8.28

	COAL MINING		24,987	0.16

	COMMUNICATIONS
e*	DIRECTV Group, Inc	3,703,713	92,371	0.59
	Royal KPN NV	8,499,337	120,834	0.77
	Other		306,989	1.96

			520,194	3.32

	DEPOSITORY INSTITUTIONS
	Bank of America Corp	2,099,122	112,072	0.72
	Bayerische Hypo-und Vereinsbank AG.	1,943,000	84,717	0.54
	Societe Generale	647,632	109,941	0.70
	Wells Fargo & Co	2,196,761	78,117	0.50
	Other		1,105,673	7.05

			1,490,520	9.51

	EATING AND DRINKING PLACES		68,582	0.44

46 |	2006 Annual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS

CREF Global Equities Account |	Summary portfolio of investments December 31, 2006	continued

	COMPANY	SHARES	VALUE (000)	% OF NET ASSETS

	EDUCATIONAL SERVICES		$979	0.01%

	ELECTRIC, GAS, AND SANITARY SERVICES
	Fortum Oyj	3,174,568	90,349	0.58
	Red Electrica de Espana	2,342,866	100,481	0.64
	Other		521,032	3.32

			711,862	4.54

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
*	Apple Computer, Inc	1,637,718	138,944	0.89
*	Cisco Systems, Inc	4,872,963	133,178	0.85
	L-3 Communications Holdings, Inc	1,254,890	102,625	0.65
	Sumco Corp	1,208,768	102,182	0.65
	Vivendi Universal S.A.	2,223,749	86,919	0.55
	Other		576,154	3.68

			1,140,002	7.27

	ENGINEERING AND MANAGEMENT SERVICES
a,e*	SAIC, Inc	5,468,711	97,288	0.62
	Other		15,605	0.10

			112,893	0.72

	FABRICATED METAL PRODUCTS		21,929	0.14

	FOOD AND KINDRED PRODUCTS
	Coca-Cola Co	3,329,703	160,658	1.02
	General Mills, Inc	2,143,572	123,470	0.79
	Other		157,596	1.01

			441,724	2.82

	FOOD STORES		111,746	0.71

	FORESTRY		734	0.00	**

	FURNITURE AND FIXTURES		2,125	0.01

	FURNITURE AND HOME FURNISHINGS STORES		10,058	0.06

	GENERAL BUILDING CONTRACTORS
	Hochtief AG.	1,159,671	84,501	0.54
	Other		123,783	0.79

			208,284	1.33

	GENERAL MERCHANDISE STORES
	Experian Group Ltd	7,114,424	83,510	0.54
	Other		88,155	0.56

			171,665	1.10

	HEALTH SERVICES
	AmerisourceBergen Corp	2,234,128	100,446	0.64
	Fresenius Medical Care AG.	613,603	81,784	0.52
	Other		219,891	1.41

			402,121	2.57

SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2006 Annual Report	| 47

CREF Global Equities Account |	Summary portfolio of investments December 31, 2006	continued

	COMPANY	SHARES	VALUE (000)	% OF NET ASSETS

	HEAVY CONSTRUCTION, EXCEPT BUILDING
	Bouygues S.A.	1,644,902	$105,593	0.68%
	Other		39,528	0.25

			145,121	0.93

	HOLDING AND OTHER INVESTMENT OFFICES
	Land Securities Group plc	2,396,641	109,009	0.69
	Other		219,301	1.40

			328,310	2.09

	HOTELS AND OTHER LODGING PLACES
	Accor S.A.	1,567,836	121,486	0.77
	Other		234,789	1.50

			356,275	2.27

	INDUSTRIAL MACHINERY AND EQUIPMENT
*	Brambles Ltd	11,744,569	118,941	0.76
	General Electric Co	2,271,477	84,522	0.54
	Hewlett-Packard Co	2,884,779	118,824	0.76
	Tokyo Electron Ltd	1,575,681	124,196	0.79
	Other		320,589	2.04

			767,072	4.89

	INSTRUMENTS AND RELATED PRODUCTS
*	Thermo Electron Corp	2,136,469	96,761	0.62
	Other		163,046	1.04

			259,807	1.66

	INSURANCE AGENTS, BROKERS AND SERVICE
	Hartford Financial Services Group, Inc	1,045,626	97,567	0.62
	Other		92,984	0.60

			190,551	1.22

	INSURANCE CARRIERS
	Admiral Group plc	6,199,461	133,401	0.85
	Other		551,882	3.52

			685,283	4.37

	JUSTICE, PUBLIC ORDER AND SAFETY		95	0.00	**

	LEATHER AND LEATHER PRODUCTS		5,564	0.04

	LOCAL AND INTERURBAN PASSENGER TRANSIT		583	0.00	**

	LUMBER AND WOOD PRODUCTS		98	0.00	**

	METAL MINING		208,075	1.33

	MISCELLANEOUS MANUFACTURING INDUSTRIES		12,222	0.08

	MISCELLANEOUS RETAIL		134,239	0.86

	MOTION PICTURES
	CBS Corp (Class B)	2,980,460	92,931	0.59
	Other		56,186	0.36

			149,117	0.95

48 |	2006 Annual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS

CREF Global Equities Account |	Summary portfolio of investments December 31, 2006	continued

	COMPANY	SHARES	VALUE (000)	% OF NET ASSETS

	NONDEPOSITORY INSTITUTIONS
	American Express Co	2,558,204	$155,206	0.99%
	Other		300,309	1.92

			455,515	2.91

	NONMETALLIC MINERALS, EXCEPT FUELS		3,277	0.02

	OIL AND GAS EXTRACTION
*	Renewable Energy Corp A.S.	4,342,600	79,397	0.51
	Other		171,559	1.09

			250,956	1.60

	PAPER AND ALLIED PRODUCTS		30,866	0.20

	PERSONAL SERVICES		4,040	0.03

	PETROLEUM AND COAL PRODUCTS
	Chevron Corp	1,084,210	79,722	0.51
d	Exxon Mobil Corp	3,917,960	300,233	1.92
	Royal Dutch Shell plc (A Shares)	3,109,744	108,685	0.69
	Other		311,798	1.99

			800,438	5.11

	PIPELINES, EXCEPT NATURAL GAS		4,177	0.03

	PRIMARY METAL INDUSTRIES		176,658	1.13

	PRINTING AND PUBLISHING		73,577	0.47

	RAILROAD TRANSPORTATION		33,812	0.22

	REAL ESTATE
	British Land Co plc	2,986,156	100,215	0.64
	Other		517,729	3.30

			617,944	3.94

	RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		7,692	0.05

	SECURITY AND COMMODITY BROKERS
	Goldman Sachs Group, Inc	426,073	84,938	0.54
	Morgan Stanley	1,736,188	141,378	0.90
	Other		342,740	2.19

			569,056	3.63

	SOCIAL SERVICES		141	0.00	**

	SPECIAL TRADE CONTRACTORS		350	0.00	**

	STONE, CLAY, AND GLASS PRODUCTS
	Holcim Ltd	1,200,999	110,096	0.70
	Other		128,676	0.82

			238,772	1.52

	TEXTILE MILL PRODUCTS		21	0.00	**

	TOBACCO PRODUCTS
	Altadis S.A.	2,179,223	114,060	0.73
	Altria Group, Inc	2,165,625	185,854	1.19
	Other		44,145	0.28

			344,059	2.20

SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2006 Annual Report	| 49

CREF Global Equities Account |	Summary portfolio of investments December 31, 2006	concluded

	COMPANY	SHARES	VALUE (000)	% OF NET ASSETS

	TRANSPORTATION BY AIR		$17,592	0.11%

	TRANSPORTATION EQUIPMENT
	Bayerische Motoren Werke AG.	1,497,500	86,009	0.55
	Boeing Co	1,066,492	94,747	0.60
	United Technologies Corp	1,909,309	119,370	0.76
	Other		394,632	2.52

			694,758	4.43

	TRANSPORTATION SERVICES		7,230	0.05

	TRUCKING AND WAREHOUSING		59,959	0.38

	WATER TRANSPORTATION		19,066	0.12

	WHOLESALE TRADE-DURABLE GOODS		56,458	0.36

	WHOLESALE TRADE-NONDURABLE GOODS		150,447	0.96

	TOTAL COMMON STOCKS	(Cost $13,819,507)	15,424,651	98.41

	WARRANTS
	HOTELS AND OTHER LODGING PLACES		226	0.00 **

	TOTAL WARRANTS	(Cost $0)	226	0.00 **

	SHORT-TERM INVESTMENTS
	COMMERCIAL PAPER		72,233	0.46

†	U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES		17,023	0.11

	INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
v	State Street Navigator Securities Lending Prime Portfolio	489,332,182	489,332	3.12

			489,332	3.12

	TOTAL SHORT-TERM INVESTMENTS	(Cost $578,577)
	(includes $501,152 of cash collateral for securities on loan)		578,588	3.69

	TOTAL PORTFOLIO	(Cost $14,478,490)	16,115,055	102.81
	OTHER ASSETS & LIABILITIES, NET		(440,858)	(2.81)

	NET ASSETS		$15,674,197	100.00%

The following abbreviation is used in portfolio descriptions:

plc Public Limited Company

*	Non-income producing.

**	Percentage represents less than 0.01%.

†	Notes have a rate of 4.800%–5.200% and mature 01/02/07–02/21/07.

a	Affiliated Holding.

d	All or a portion of these securities have been segregated by the Custodian to cover margin or other requirements on open futures contracts.

e	All or a portion of these securities are out on loan.

v	Security valued at fair value.

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

50 |	2006 Annual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS

CREF Global Equities Account |	Summary of market values by country December 31, 2006

DOMESTIC	VALUE	% OF MARKET VALUE

UNITED STATES	$7,530,916,092	46.73%

TOTAL DOMESTIC	7,530,916,092	46.73

FOREIGN

AUSTRALIA	322,663,447	2.00
AUSTRIA	3,138,224	0.02
BELGIUM	6,368,671	0.04
BRAZIL	7,106,310	0.04
CANADA	250,868,693	1.56
CAYMAN ISLANDS	28,821,842	0.18
CHINA	49,718,550	0.31
DENMARK	25,981,447	0.16
FINLAND	114,968,107	0.71
FRANCE	1,032,913,815	6.41
GERMANY	938,554,756	5.82
GREECE	3,278,888	0.02
HONG KONG	554,332,878	3.44
INDIA	32,012,564	0.20
INDONESIA	12,501,421	0.08
IRELAND	62,587,301	0.39
ITALY	207,308,839	1.29
JAPAN	1,212,663,008	7.52
LUXEMBOURG	62,921,268	0.39
MALAYSIA	73,843,728	0.46
NETHERLANDS	318,772,507	1.98
NEW ZEALAND	4,581,489	0.03
NORWAY	163,506,624	1.01
PAKISTAN	905,250	0.01
PHILIPPINES	30,736,289	0.19
PORTUGAL	1,751,994	0.01
REPUBLIC OF KOREA	79,802,415	0.50
RUSSIA	77,367,427	0.48
SINGAPORE	231,609,431	1.44
SOUTH AFRICA	4,723,200	0.03
SPAIN	389,803,611	2.42
SWEDEN	126,311,671	0.78
SWITZERLAND	530,949,915	3.29
TAIWAN (REPUBLIC OF CHINA)	12,476,825	0.08
THAILAND	10,268,931	0.06
UNITED KINGDOM	1,598,017,534	9.92

TOTAL FOREIGN	8,584,138,870	53.27

TOTAL PORTFOLIO	$16,115,054,962	100.00%

SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2006 Annual Report	| 51

CREF Growth Account |	Summary portfolio of investments December 31, 2006

	COMPANY	SHARES	VALUE (000)	% OF NET ASSETS

	COMMON STOCKS
	AMUSEMENT AND RECREATION SERVICES		$25,344	0.21%

	APPAREL AND ACCESSORY STORES		76,258	0.64

	APPAREL AND OTHER TEXTILE PRODUCTS		91,038	0.76

	AUTOMOTIVE DEALERS AND SERVICE STATIONS		221	0.00	**

	BUILDING MATERIALS AND GARDEN SUPPLIES		19,520	0.16

	BUSINESS SERVICES
*	Adobe Systems, Inc	6,316,544	259,736	2.17
*	eBay, Inc	3,318,960	99,801	0.83
e*	Electronic Arts, Inc	3,736,721	188,181	1.57
*	Google, Inc (Class A)	859,860	395,948	3.31
	Microsoft Corp	10,026,906	299,403	2.50
e*	Yahoo!, Inc	5,220,654	133,336	1.11
	Other		200,254	1.67

			1,576,659	13.16

	CHEMICALS AND ALLIED PRODUCTS
e	Abbott Laboratories	2,883,151	140,438	1.17
*	Amgen, Inc	2,025,475	138,360	1.15
e*	Genentech, Inc	1,799,073	145,959	1.22
e*	Gilead Sciences, Inc	2,824,264	183,379	1.53
e	Monsanto Co	5,031,402	264,300	2.21
	Procter & Gamble Co	3,133,340	201,380	1.68
	Roche Holding AG.	694,167	124,477	1.04
e	Wyeth	3,564,271	181,493	1.51
	Other		209,952	1.75

			1,589,738	13.26

	COAL MINING		23,560	0.20

	COMMUNICATIONS
e	AT&T, Inc	2,858,914	102,206	0.85
e*	Comcast Corp (Class A)	2,905,115	122,974	1.03
	Other		202,364	1.69

			427,544	3.57

	DEPOSITORY INSTITUTIONS		41,814	0.35

	EATING AND DRINKING PLACES
e*	Starbucks Corp	3,296,721	116,770	0.97
	Other		35,683	0.30

			152,453	1.27

	EDUCATIONAL SERVICES		142	0.00	**

	ELECTRIC, GAS, AND SANITARY SERVICES		70,868	0.59

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
*	Apple Computer, Inc	3,296,569	279,681	2.33
*	Cisco Systems, Inc	11,939,202	326,298	2.72
e	Cooper Industries Ltd (Class A)	1,473,026	133,206	1.11
	Emerson Electric Co	4,422,466	194,987	1.63

52 |	2006 Annual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS

CREF Growth Account |	Summary portfolio of investments December 31, 2006	continued

	COMPANY	SHARES	VALUE (000)	% OF NET ASSETS

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT – (continued)
e*	Marvell Technology Group Ltd	6,099,368	$117,047	0.98%
	Motorola, Inc	5,307,094	109,114	0.91
e	Qualcomm, Inc	8,853,506	334,574	2.79
	Other		364,137	3.04

			1,859,044	15.51

	ENGINEERING AND MANAGEMENT SERVICES
e*	Celgene Corp	3,331,355	191,653	1.60
	Paychex, Inc	3,661,454	144,774	1.21
	Other		52,447	0.44

			388,874	3.25

	FOOD AND KINDRED PRODUCTS
	PepsiCo, Inc	3,270,780	204,587	1.71
	Other		25,173	0.21

			229,760	1.92

	FORESTRY		4	0.00	**

	FURNITURE AND FIXTURES		170	0.00	**

	FURNITURE AND HOMEFURNISHINGS STORES		62,329	0.52

	GENERAL MERCHANDISE STORES
e	Target Corp	2,716,361	154,968	1.30
	Other		12,113	0.10

			167,081	1.40

	HEALTH SERVICES		67,324	0.56

	HOLDING AND OTHER INVESTMENT OFFICES
	Alcon, Inc	1,264,464	141,329	1.18
	Other		656	0.01

			141,985	1.19

	HOTELS AND OTHER LODGING PLACES
e	Hilton Hotels Corp	3,287,583	114,737	0.96
e	Starwood Hotels & Resorts Worldwide, Inc	1,994,806	124,675	1.04
	Other		149	0.00	**

			239,561	2.00

	INDUSTRIAL MACHINERY AND EQUIPMENT
e	International Game Technology	4,194,523	193,787	1.62
	Other		283,788	2.37

			477,575	3.99

	INSTRUMENTS AND RELATED PRODUCTS
	Johnson & Johnson	2,376,259	156,881	1.31
e*	Zimmer Holdings, Inc	1,563,836	122,573	1.02
	Other		256,590	2.14

			536,044	4.47

	INSURANCE AGENTS, BROKERS AND SERVICE		11	0.00	**

SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2006 Annual Report	| 53

CREF Growth Account |	Summary portfolio of investments December 31, 2006	continued

	COMPANY	SHARES	VALUE (000)	% OF NET ASSETS

	INSURANCE CARRIERS
	American International Group, Inc	1,634,850	$117,153	0.98%
	Other		187,222	1.56

			304,375	2.54

	JUSTICE, PUBLIC ORDER AND SAFETY		21	0.00	**

	LEATHER AND LEATHER PRODUCTS
e*	Coach, Inc	2,969,235	127,558	1.06

			127,558	1.06

	METAL MINING
	Anglo American plc	2,032,721	99,143	0.83

			99,143	0.83

	MISCELLANEOUS RETAIL
	Best Buy Co, Inc	2,692,259	132,432	1.10
e	Staples, Inc	3,778,489	100,886	0.84
	Other		27,060	0.23

			260,378	2.17

	MOTION PICTURES		106,733	0.89

	NONDEPOSITORY INSTITUTIONS
	American Express Co	4,261,713	258,558	2.16
	Other		497	0.00	**

			259,055	2.16

	NONMETALLIC MINERALS, EXCEPT FUEL		225	0.00	**

	OIL AND GAS EXTRACTION
e	XTO Energy, Inc	3,486,813	164,055	1.37
	Other		100,348	0.84

			264,403	2.21

	PERSONAL SERVICES		235	0.00	**

	PETROLEUM AND COAL PRODUCTS
*	Suncor Energy, Inc	1,465,219	115,621	0.96
	Other		41,767	0.35

			157,388	1.31

	PRIMARY METAL INDUSTRIES
e*	Corning, Inc	9,009,083	168,560	1.41
	Other		62,925	0.52

			231,485	1.93

	PRINTING AND PUBLISHING		1,784	0.02

	RAILROAD TRANSPORTATION		46,426	0.39

	REAL ESTATE		423	0.00	**

	SECURITY AND COMMODITY BROKERS
	Charles Schwab Corp	12,504,346	241,834	2.02
	Chicago Mercantile Exchange Holdings, Inc	366,079	186,609	1.56
e	Goldman Sachs Group, Inc	596,302	118,873	0.99

54 |	2006 Annual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS

CREF Growth Account |	Summary portfolio of investments December 31, 2006	concluded

	COMPANY	SHARES	VALUE (000)		% OF NET ASSETS

	SECURITY AND COMMODITY BROKERS – (continued)
	Merrill Lynch & Co, Inc	1,673,835	$155,834		1.30%
	Other		184,103		1.53

			887,253		7.40

	TOBACCO PRODUCTS
e	Altria Group, Inc	2,817,122	241,765		2.02

			241,765		2.02

	TRANSPORTATION BY AIR		16,848		0.14

	TRANSPORTATION EQUIPMENT
e	Boeing Co	2,589,591	230,059		1.92
	United Technologies Corp	4,040,475	252,610		2.11
	Other		39,042		0.32

			521,711		4.35

	TRANSPORTATION SERVICES		37,628		0.31

	TRUCKING AND WAREHOUSING		49,500		0.41

	WATER TRANSPORTATION		97		0.00	**

	WHOLESALE TRADE-DURABLE GOODS		20,861		0.17

	WHOLESALE TRADE-NONDURABLE GOODS		69,411		0.58

	TOTAL COMMON STOCKS	(Cost $10,447,557)	11,969,627		99.87

	WARRANTS
	WHOLESALE TRADE-DURABLE GOODS		0	^	0.00	**

	TOTAL WARRANTS	(Cost $0)	0	^	0.00	**

	SHORT-TERM INVESTMENTS
	INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
v	State Street Navigator Securities Lending Prime Portfolio	908,886,401	908,886		7.58

			908,886		7.58

	TOTAL SHORT-TERM INVESTMENTS	(Cost $908,886)	908,886		7.58

	TOTAL PORTFOLIO	(Cost $11,356,443)	12,878,513		107.45
	OTHER ASSETS & LIABILITIES, NET		(893,023)		(7.45)

	NET ASSETS		$11,985,490		100.00%

The following abbreviation is used in portfolio descriptions:

plc Public Limited Company

*	Non-income producing.

**	Percentage represents less than 0.01%.

^	Amount represents less than $1,000.

e	All or a portion of these securities are out on loan.

v	Security valued at fair value.

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2006 Annual Report	| 55

CREF Growth Account |	Summary of market values by country December 31, 2006

DOMESTIC	VALUE	% OF MARKET VALUE

UNITED STATES	$12,150,759,265	94.35%

TOTAL DOMESTIC	12,150,759,265	94.35
FOREIGN

AUSTRALIA	25,288,948	0.19
FINLAND	69,442,809	0.54
FRANCE	111,027,022	0.86
JAPAN	22,872,350	0.18
MEXICO	167,044,708	1.30
SOUTH AFRICA	10,664,100	0.08
SWITZERLAND	124,477,217	0.97
UNITED KINGDOM	196,936,742	1.53

TOTAL FOREIGN	727,753,896	5.65

TOTAL PORTFOLIO	$12,878,513,161	100.00%

56 |	2006 Annual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS

CREF Equity Index Account |	Summary portfolio of investments December 31, 2006

	COMPANY	SHARES	VALUE (000)	% OF NET ASSETS

	COMMON STOCKS

	AGRICULTURAL PRODUCTION-CROPS		$593	0.01%

	AGRICULTURAL PRODUCTION-LIVESTOCK		1,460	0.01

	AMUSEMENT AND RECREATION SERVICES		24,931	0.22

	APPAREL AND ACCESSORY STORES		81,006	0.72

	APPAREL AND OTHER TEXTILE PRODUCTS		22,281	0.20

	AUTO REPAIR, SERVICES AND PARKING		6,899	0.06

	AUTOMOTIVE DEALERS AND SERVICE STATIONS		21,042	0.19

	BUILDING MATERIALS AND GARDEN SUPPLIES
	Home Depot, Inc	1,523,526	61,185	0.54
	Other		44,105	0.39

			105,290	0.93
	BUSINESS SERVICES
*	Google, Inc (Class A)	150,861	69,468	0.61
	Microsoft Corp	6,428,113	191,943	1.70
*	Oracle Corp	2,870,380	49,198	0.44
	Other		485,226	4.30

			795,835	7.05

	CHEMICALS AND ALLIED PRODUCTS
	Abbott Laboratories	1,105,009	53,825	0.48
*	Amgen, Inc	853,689	58,315	0.52
	Merck & Co, Inc	1,586,939	69,191	0.61
	Pfizer, Inc	5,306,857	137,448	1.22
	Procter & Gamble Co	2,377,161	152,780	1.35
	Wyeth	971,748	49,481	0.44
	Other		513,765	4.55

			1,034,805	9.17

	COAL MINING		18,576	0.16

	COMMUNICATIONS
	AT&T, Inc	2,806,740	100,341	0.89
	BellSouth Corp	1,312,529	61,833	0.55
e*	Comcast Corp (Class A)	1,412,024	59,771	0.53
	Sprint Nextel Corp	2,095,740	39,589	0.35
	Verizon Communications, Inc	2,108,836	78,533	0.69
	Other		211,737	1.88

			551,804	4.89

	DEPOSITORY INSTITUTIONS
	Bank of America Corp	3,307,459	176,585	1.57
	Citigroup, Inc	3,601,540	200,606	1.78
	JPMorgan Chase & Co	2,509,554	121,211	1.07
	US Bancorp	1,287,953	46,611	0.41
	Wachovia Corp	1,365,860	77,786	0.69
	Wells Fargo & Co	2,434,128	86,558	0.77
	Other		441,439	3.91

			1,150,796	10.20

SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2006 Annual Report	| 57

CREF Equity Index Account |	Summary portfolio of investments December 31, 2006	continued

	COMPANY	SHARES	VALUE (000)	% OF NET ASSETS

	EATING AND DRINKING PLACES		$109,431	0.97%

	EDUCATIONAL SERVICES		12,917	0.12

	ELECTRIC, GAS, AND SANITARY SERVICES		468,724	4.15

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
*	Apple Computer, Inc	614,504	52,134	0.46
*	Cisco Systems, Inc	4,406,596	120,432	1.07
	Intel Corp	4,229,152	85,640	0.76
	Qualcomm, Inc	1,205,662	45,562	0.40
	Other		382,113	3.39

			685,881	6.08

	ENGINEERING AND MANAGEMENT SERVICES		89,178	0.79

	ENVIRONMENTAL QUALITY AND HOUSING		236	0.00	**

	FABRICATED METAL PRODUCTS		43,975	0.39

	FOOD AND KINDRED PRODUCTS
	Coca-Cola Co	1,471,834	71,016	0.63
	PepsiCo, Inc	1,193,483	74,652	0.66
	Other		167,428	1.49

			313,096	2.78

	FOOD STORES		26,437	0.23

	FORESTRY		14,471	0.13

	FURNITURE AND FIXTURES		35,013	0.31

	FURNITURE AND HOME FURNISHINGS STORES		21,475	0.19

	GENERAL BUILDING CONTRACTORS		41,065	0.36

	GENERAL MERCHANDISE STORES
	Wal-Mart Stores, Inc	1,788,586	82,597	0.73
	Other		107,643	0.96

			190,240	1.69

	HEALTH SERVICES		165,108	1.46

	HEAVY CONSTRUCTION, EXCEPT BUILDING		1,570	0.01

	HOLDING AND OTHER INVESTMENT OFFICES		328,882	2.92

	HOTELS AND OTHER LODGING PLACES		65,541	0.58

	INDUSTRIAL MACHINERY AND EQUIPMENT
	3M Co	546,102	42,558	0.38
*	Dell, Inc	1,673,581	41,990	0.37
	General Electric Co	7,520,036	279,821	2.48
	Hewlett-Packard Co	2,019,750	83,193	0.74
	International Business Machines Corp	1,125,079	109,301	0.97
	Other		274,598	2.43

			831,461	7.37

	INSTRUMENTS AND RELATED PRODUCTS
	Johnson & Johnson	2,147,174	141,756	1.26
	Medtronic, Inc	875,328	46,839	0.41

58 |	2006 Annual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS

CREF Equity Index Account |	Summary portfolio of investments December 31, 2006	continued

COMPANY	SHARES	VALUE (000)	% OF NET ASSETS

INSTRUMENTS AND RELATED PRODUCTS – (continued)
Other		$288,326	2.56%

		476,921	4.23

INSURANCE AGENTS, BROKERS AND SERVICE		47,718	0.42

INSURANCE CARRIERS
American International Group, Inc	1,597,282	114,461	1.01
UnitedHealth Group, Inc	979,692	52,639	0.47
Other		355,169	3.15

		522,269	4.63

JUSTICE, PUBLIC ORDER AND SAFETY		2,503	0.02

LEATHER AND LEATHER PRODUCTS		16,323	0.15

LEGAL SERVICES		1,119	0.01

LOCAL AND INTERURBAN PASSENGER TRANSIT		1,798	0.02

LUMBER AND WOOD PRODUCTS		3,646	0.03

METAL MINING		45,371	0.40

MISCELLANEOUS MANUFACTURING INDUSTRIES		25,201	0.22

MISCELLANEOUS RETAIL		138,659	1.23

MOTION PICTURES
Time Warner, Inc	2,876,566	62,652	0.56
Walt Disney Co	1,501,608	51,460	0.46
Other		61,516	0.54

		175,628	1.56

NONDEPOSITORY INSTITUTIONS
American Express Co	781,968	47,442	0.42
Fannie Mae	701,857	41,683	0.37
Other		117,975	1.05

		207,100	1.84

NONMETALLIC MINERALS, EXCEPT FUELS		9,046	0.08

OIL AND GAS EXTRACTION		192,177	1.70

PAPER AND ALLIED PRODUCTS		58,319	0.52

PERSONAL SERVICES		17,564	0.16

PETROLEUM AND COAL PRODUCTS
Chevron Corp	1,606,452	118,122	1.05
ConocoPhillips	1,193,598	85,879	0.76
Exxon Mobil Corp	4,378,488	335,524	2.97
Other		170,349	1.51

		709,874	6.29

PRIMARY METAL INDUSTRIES		100,478	0.89

PRINTING AND PUBLISHING		72,871	0.65

RAILROAD TRANSPORTATION		66,968	0.59

REAL ESTATE		13,701	0.12

SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2006 Annual Report	| 59

CREF Equity Index Account |	Summary portfolio of investments December 31, 2006	continued

COMPANY	SHARES	VALUE (000)	% OF NET ASSETS

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		$19,558	0.17%

SECURITY AND COMMODITY BROKERS
Goldman Sachs Group, Inc	275,475	54,916	0.49
Merrill Lynch & Co, Inc	662,393	61,669	0.54
Morgan Stanley	773,319	62,971	0.56
Other		180,718	1.60

		360,274	3.19

SOCIAL SERVICES		1,454	0.01

SPECIAL TRADE CONTRACTORS		5,750	0.05

STONE, CLAY, AND GLASS PRODUCTS		10,262	0.09

TEXTILE MILL PRODUCTS		640	0.01

TOBACCO PRODUCTS
Altria Group, Inc	1,507,768	129,397	1.15
Other		20,810	0.18

		150,207	1.33

TRANSPORTATION BY AIR		54,200	0.48

TRANSPORTATION EQUIPMENT
Boeing Co	576,546	51,220	0.45
United Technologies Corp	733,591	45,864	0.41
Other		192,325	1.71

		289,409	2.57

TRANSPORTATION SERVICES		21,179	0.19

TRUCKING AND WAREHOUSING		47,055	0.42

WATER TRANSPORTATION		6,812	0.06

WHOLESALE TRADE-DURABLE GOODS		41,519	0.37

WHOLESALE TRADE-NONDURABLE GOODS		92,905	0.82

TOTAL COMMON STOCKS (Cost $8,100,413)		11,266,497	99.86

WARRANTS

COMMUNICATIONS		0^	0.00	**

WHOLESALE TRADE-DURABLE GOODS		0^	0.00	**

TOTAL WARRANTS (Cost $0)		0^	0.00	**

60 |	2006 Annual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS

CREF Equity Index Account |	Summary portfolio of investments December 31, 2006	concluded

	COMPANY	SHARES	VALUE (000)	% OF NET ASSETS

	SHORT-TERM INVESTMENTS
†	U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES		$28,936	0.25%

	INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
v	State Street Navigator Securities Lending Prime Portfolio	880,992,552	880,993	7.81

			880,993	7.81

	TOTAL SHORT-TERM INVESTMENTS	(Cost $909,930)	909,929	8.06

	TOTAL PORTFOLIO	(Cost $9,010,343)	12,176,426	107.92
	OTHER ASSETS & LIABILITIES, NET		(893,856)	(7.92)

	NET ASSETS		$11,282,570	100.00%

*	Non-income producing.

**	Percentage represents less than 0.01%.

^	Amount represents less than $1,000.

†	Notes have a rate of 4.800%–5.200% and mature 01/02/07–02/21/07.

e	All or a portion of these securities are out on loan.

v	Security valued at fair value.

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2006 Annual Report	| 61

CREF Bond Market Account |	Summary portfolio of investments December 31, 2006

	ISSUER		RATING† (Unaudited)	PRINCIPAL	VALUE (000)	% OF NET ASSETS

	BONDS

	CORPORATE BONDS
	AMUSEMENT AND RECREATION SERVICES				$4,131	0.07%

	ASSET BACKED
i	Citicorp Mortgage Securities, Inc
	Series 2006-1 (Class A3)	5.706%, 07/25/36	Aaa	$28,400,000	28,449	0.44
	Household Automotive Trust
	Series 2006-2 (Class A3)	5.610%, 08/17/11	Aaa	25,000,000	25,195	0.39
	Household Automotive Trust
	Series 2006-3 (Class A4)	5.340%, 09/17/13	Aaa	45,000,000	45,340	0.71
	Hyundai Auto Receivables Trust
	Series 2006-A (Class A3)	5.130%, 06/15/10	Aaa	35,000,000	34,951	0.55
	Hyundai Auto Receivables Trust
	Series 2006-B (Class A4)	5.150%, 05/15/13	Aaa	40,000,000	39,983	0.63
	Residential Funding Mortgage Securities II, Inc
	Series 2006-HI4 (Class A3)	5.440%, 09/25/36	Aaa	30,000,000	29,842	0.47
v	Sonic Capital LLC Series
	2006-1A (Class A2)	5.096%, 12/20/31	Aaa	30,000,000	29,746	0.46
	Triad Auto Receivables Owner
	Trust Series 2006-C (Class A4)	5.310%, 05/13/13	Aaa	25,000,000	25,090	0.39
	Volkswagen Auto Lease Trust
	Series 2006-A (Class A3)	5.500%, 09/21/09	Aaa	38,000,000	38,161	0.60
	Other				296,413	4.64

					593,170	9.28

	BUILDING MATERIALS AND GARDEN SUPPLIES				13,098	0.21

	BUSINESS SERVICES				2,153	0.03

	CHEMICALS AND ALLIED PRODUCTS				20,853	0.33

	COMMUNICATIONS				145,385	2.27

	DEPOSITORY INSTITUTIONS				220,032	3.44

	ELECTRIC, GAS, AND SANITARY SERVICES				110,719	1.73

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				18,071	0.28

	FABRICATED METAL PRODUCTS				6,953	0.11

	FOOD AND KINDRED PRODUCTS				36,566	0.57

	FOOD STORES				10,691	0.17

	FORESTRY				2,688	0.04

	GENERAL BUILDING CONTRACTORS				15,759	0.25

	GENERAL MERCHANDISE STORES				25,120	0.39

	HEALTH SERVICES				5,561	0.09

	HOLDING AND OTHER INVESTMENT OFFICES				29,001	0.45

	HOTELS AND OTHER LODGING PLACES				3,836	0.06

	INDUSTRIAL MACHINERY AND EQUIPMENT				7,254	0.11

	INSTRUMENTS AND RELATED PRODUCTS				9,405	0.15

62 |	2006 Annual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS

CREF Bond Market Account |	Summary portfolio of investments December 31, 2006	continued

	ISSUER		RATING† (Unaudited)	PRINCIPAL	VALUE (000)	% OF NET ASSETS

	INSURANCE CARRIERS				$66,567	1.04%

	METAL MINING				11,952	0.19

	MISCELLANEOUS MANUFACTURING INDUSTRIES				3,272	0.05

	MISCELLANEOUS RETAIL				3,818	0.06

	MOTION PICTURES				36,089	0.56

	NONDEPOSITORY INSTITUTIONS				175,430	2.74

	OIL AND GAS EXTRACTION				72,325	1.13

	OTHER MORTGAGE BACKED SECURITIES
	Citimortgage Alternative Loan Trust
	Series 2006-A1 (Class 2A1)	5.250%, 03/25/21	Aaa	$45,311,177	44,731	0.70
	Countrywide Alternative Loan Trust
	Series 2003-3T1 (Class A10)	5.500%, 05/25/33	N/R	30,000,000	29,326	0.46
	CS First Boston Mortgage Securities
	Corp Series 2004-8 (Class 7A1)	6.000%, 12/25/34	N/R	26,906,677	26,932	0.42
	Other				552,658	8.64

					653,647	10.22

	PAPER AND ALLIED PRODUCTS				3,060	0.05

	PETROLEUM AND COAL PRODUCTS				9,352	0.15

	PIPELINES, EXCEPT NATURAL GAS				23,369	0.37

	PRIMARY METAL INDUSTRIES				5,376	0.08

	PRINTING AND PUBLISHING				2,507	0.04

	RAILROAD TRANSPORTATION				25,252	0.40

	RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS				1,742	0.03

	SECURITY AND COMMODITY BROKERS				95,967	1.50

	STONE, CLAY, AND GLASS PRODUCTS				3,246	0.05

	TOBACCO PRODUCTS				6,323	0.10

	TRANSPORTATION BY AIR				9,774	0.15

	TRANSPORTATION EQUIPMENT				39,720	0.62

	WHOLESALE TRADE-DURABLE GOODS				4,141	0.06

	WHOLESALE TRADE-NONDURABLE GOODS				5,812	0.09

	TOTAL CORPORATE BONDS		(Cost $2,537,620)		2,539,187	39.71

	GOVERNMENT BONDS

	AGENCY SECURITIES
e	Federal Home Loan Mortgage
	Corp (FHLMC) 3.750%–6.000%, 04/15/07–06/27/16		Aaa	76,272,000	77,434	1.21
	FHLMC	4.000%, 08/17/07	Aaa	26,160,000	25,960	0.40
e	FHLMC	5.125%, 04/18/08	Aaa	49,268,000	49,264	0.77
e	FHLMC	5.000%, 09/16/08	Aaa	48,500,000	48,473	0.76
e,d	FHLMC	7.000%, 03/15/10	Aaa	48,400,000	51,311	0.80
e	FHLMC	5.875%, 03/21/11	Aa2	36,399,000	37,511	0.59

SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2006 Annual Report	| 63

CREF Bond Market Account |	Summary portfolio of investments December 31, 2006	continued

	ISSUER		RATING† (Unaudited)	PRINCIPAL	VALUE (000)	% OF NET ASSETS

	AGENCY SECURITIES – (continued)
	FHLMC	6.250%, 03/05/12	Aa2	$66,823,000	$66,916	1.05%
	Federal National Mortgage Association (FNMA)	5.250%, 12/03/07	Aaa	31,500,000	31,510	0.49
e	FNMA	7.125%, 06/15/10	Aaa	82,200,000	87,840	1.37
e	FNMA	5.250%, 08/01/12	Aa2	28,600,000	28,782	0.45
	Other				241,505	3.78

					746,506	11.67

	FOREIGN GOVERNMENT BONDS
g	Hypothekenbank in Essen AG.	5.000%, 01/20/12	Aaa	30,000,000	29,862	0.47
	Other				197,130	3.08

					226,992	3.55

	MORTGAGE BACKED SECURITIES
	Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500%, 06/01/21		69,120,952	66,627	1.04
d	FGLMC	5.500%, 12/01/33		31,806,824	31,511	0.49
	FGLMC	5.000%, 01/01/34		83,106,366	80,330	1.26
	FGLMC	5.500%, 06/01/35		31,928,247	31,582	0.49
	FGLMC	6.000%, 07/01/36		48,723,786	49,084	0.77
v	FGLMC	6.500%, 08/01/36		53,489,008	54,291	0.85
h	FGLMC	6.000%, 01/15/37		56,000,000	56,403	0.88
h	Federal National Mortgage Association (FNMA)	6.000%, 01/25/22		63,000,000	63,866	1.00
	FNMA	5.000%, 08/01/34		70,687,703	68,332	1.07
h	FNMA	5.500%, 04/01/35		36,039,101	35,653	0.56
	FNMA	5.500%, 09/01/35		39,003,829	38,606	0.60
	FNMA	5.000%, 05/01/36		31,347,272	30,136	0.47
h	FNMA	5.500%, 01/25/37		46,000,000	45,454	0.71
h	FNMA	6.000%, 01/25/37		182,000,000	183,194	2.87
h	FNMA	6.500%, 01/25/37		58,000,000	59,088	0.92
h	Government National Mortgage Association (GNMA)	5.500%, 01/15/37		68,000,000	67,660	1.06
	Other				1,048,865	16.40

					2,010,682	31.44

	MUNICIPAL BONDS				1,954	0.03

	U.S. TREASURY SECURITIES
e	United States Treasury Bond	8.000%, 11/15/21		338,705,000	449,001	7.02
e	United States Treasury
	Note 4.375%–5.125%, 12/31/07–11/15/16			128,228,000	127,703	2.00
e	United States Treasury Note	4.375%, 01/31/08		58,900,000	58,509	0.91
e	United States Treasury Note	5.000%, 07/31/08		69,435,000	69,556	1.09
	Other				56,608	0.89

					761,377	11.91

	TOTAL GOVERNMENT BONDS		(Cost $3,765,808)		3,747,511	58.60

	TOTAL BONDS		(Cost $6,303,428)		6,286,698	98.31

	PREFERRED STOCKS

	DEPOSITORY INSTITUTIONS				3,470	0.05

	TOTAL PREFERRED STOCKS		(Cost $3,350)		3,470	0.05

	TOTAL TIAA-CREF MUTUAL FUNDS		(Cost $3,855)		4,148	0.07

64 |	2006 Annual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS

CREF Bond Market Account |	Summary portfolio of investments December 31, 2006	concluded

	ISSUER		PRINCIPAL	VALUE (000)	% OF NET ASSETS

	SHORT-TERM INVESTMENTS
	COMMERCIAL PAPER
d	American Honda Finance Corp	5.230%, 01/17/07	$25,000,000	$24,945	0.39%
c,d	Dorada Finance, Inc	5.255%, 01/16/07	25,000,000	24,948	0.39
c,d	Fairway Finance Corp 5.270%–5.280%, 01/05/07–01/09/07		30,500,000	30,472	0.48
c,d	Gannett Co, Inc	5.280%, 01/04/07	25,000,000	24,992	0.39
d	ING Finance	5.240%, 01/16/07	25,000,000	24,949	0.39
c,d	Procter & Gamble International	5.230%, 01/09/07	25,000,000	24,974	0.39
c,d	Sedna Finance, Inc	5.260%, 01/17/07	25,000,000	24,944	0.39
d	Swedish Export Credit Corp 5.250%, 01/08/07–01/10/07		25,425,000	25,400	0.40
	Other			307,176	4.80

				512,800	8.02

	U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES
d	Federal Home Loan Mortgage
	Corp (FHLMC) 5.120%–5.170%, 01/09/07–03/05/07		53,000,000	52,673	0.82
	Other			23,739	0.37

				76,412	1.19

	INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
	Bank of New York Institutional Cash Reserves Fund	5.403%, 01/02/07	1,206,303,000	1,208,617	18.90

				1,208,617	18.90

	TOTAL SHORT-TERM INVESTMENTS		(Cost $1,797,761)	1,797,829	28.11

	TOTAL PORTFOLIO		(Cost $8,108,394)	8,092,145	126.54
	OTHER ASSETS & LIABILITIES, NET			(1,697,312)	(26.54)

	NET ASSETS			$6,394,833	100.00%

The following abbreviations are used in portfolio descriptions:

LLC	Limited Liability Company

N/R	Not rated by Moody’s

c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.

d	All or a portion of these securities have been segregated by the Custodian to cover securities purchased on a delayed delivery basis.

e	All or a portion of these securities are out on loan.

g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.

At December 31, 2006, the value of these securities amounted to $29,968,124 or 0.47% of net assets.

h	These securities were purchased on a delayed delivery basis.

i	Floating rate or variable rate securities reflects the rate as of December 31, 2006.

v	Security valued at fair value.

†	As provided by Moody’s Investors Service (Unaudited).

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2006 Annual Report	| 65

CREF Inflation-Linked Bond Account |	Summary portfolio of investments December 31, 2006

	ISSUER			PRINCIPAL	VALUE (000)	% OF NET ASSETS

	GOVERNMENT BONDS
	U.S. TREASURY SECURITIES
k	United States Treasury Inflation Indexed Bond	2.375%, 01/15/25		$270,271,440	$269,234	7.19%
k	United States Treasury Inflation Indexed Bond	2.000%, 01/15/26		176,333,773	165,784	4.43
k	United States Treasury Inflation Indexed Bond	3.625%, 04/15/28		179,990,975	217,564	5.81
e,k	United States Treasury Inflation Indexed Bond	3.875%, 04/15/29		206,987,981	260,786	6.96
k	United States Treasury Inflation Indexed Bond	3.375%, 04/15/32		54,819,652	66,259	1.77
k	United States Treasury Inflation Indexed Note	3.625%, 01/15/08		179,542,617	181,422	4.84
k	United States Treasury Inflation Indexed Note	3.875%, 01/15/09		172,415,497	177,197	4.73
k	United States Treasury Inflation Indexed Note	4.250%, 01/15/10		122,952,235	129,427	3.46
k	United States Treasury Inflation Indexed Note	0.875%, 04/15/10		290,828,439	275,787	7.37
k	United States Treasury Inflation Indexed Note	3.500%, 01/15/11		123,360,220	128,411	3.43
k	United States Treasury Inflation Indexed Note	2.375%, 04/15/11		184,867,278	184,174	4.92
k	United States Treasury Inflation Indexed Note	3.375%, 01/15/12		68,422,941	71,447	1.91
k	United States Treasury Inflation Indexed Note	3.000%, 07/15/12		235,371,827	242,303	6.47
k	United States Treasury Inflation Indexed Note	1.875%, 07/15/13		219,765,142	212,454	5.67
k	United States Treasury Inflation Indexed Note	2.000%, 01/15/14		226,053,452	219,699	5.87
k	United States Treasury Inflation Indexed Note	2.000%, 07/15/14		206,496,761	200,527	5.36
k	United States Treasury Inflation Indexed Note	1.625%, 01/15/15		203,558,275	191,695	5.12
k	United States Treasury Inflation Indexed Note	1.875%, 07/15/15		177,129,058	169,822	4.54
k	United States Treasury Inflation Indexed Note	2.000%, 01/15/16		175,469,392	169,517	4.53
k	United States Treasury Inflation Indexed Note	2.500%, 07/15/16		170,700,825	172,073	4.60

					3,705,582	98.98

	TOTAL GOVERNMENT BONDS		(Cost $3,706,940)		3,705,582	98.98

	SHORT-TERM INVESTMENTS

	COMMERCIAL PAPER
	Rabobank USA Financial Corp	5.280%, 01/02/07		3,050,000	3,048	0.08

					3,048	0.08

	INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED

	REPURCHASED AGREEMENTS
	Morgan Stanley & Co, Inc 5.290% Dated 12/29/2006, Due 01/02/2007 In the Amount of $1,591,701			1,591,000	1,592	0.04
	Fully Collateralized as follows:
	Federal Home Loan Bank
	(FHLB) 0.000%–6.000%, 02/12/2007–07/21/2025		$703,929
	Federal Home Loan Mortgage Corp
	(FHLMC) 0.000%–4.730%, 03/16/2007–04/08/2019		574,853

66 |	2006 Annual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS

CREF Inflation-Linked Bond Account |	Summary portfolio of investments December 31, 2006	concluded

ISSUER		VALUE (000)	% OF NET ASSETS

Federal National Mortgage Association
(FNMA) 3.250%–6.930%, 08/15/2008–12/29/2023	$344,095

Total Market Value	1,622,877

		$1,592	0.04%

TOTAL SHORT-TERM INVESTMENTS	(Cost $4,641)	4,640	0.12

TOTAL PORTFOLIO	(Cost $3,711,581)	3,710,222	99.10
OTHER ASSETS & LIABILITIES, NET		33,540	0.90

NET ASSETS		$3,743,762	100.00%

e	All or a portion of these securities are out on loan.

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2006 Annual Report	| 67

CREF Social Choice Account |	Summary portfolio of investments December 31, 2006

ISSUER	VALUE (000)	% OF NET ASSETS

BONDS

CORPORATE BONDS
AMUSEMENT AND RECREATION SERVICES	$1,935	0.02%

ASSET BACKED	270,554	3.10

BUILDING MATERIALS AND GARDEN SUPPLIES	12,772	0.15

CHEMICALS AND ALLIED PRODUCTS	21,110	0.24

COMMUNICATIONS	45,690	0.52

DEPOSITORY INSTITUTIONS	161,863	1.85

EATING AND DRINKING PLACES	5,048	0.06

ELECTRIC, GAS, AND SANITARY SERVICES	61,999	0.71

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	14,434	0.17

FABRICATED METAL PRODUCTS	3,030	0.03

FOOD AND KINDRED PRODUCTS	41,875	0.48

FOOD STORES	5,359	0.06

FURNITURE AND FIXTURES	3,824	0.04

GENERAL BUILDING CONTRACTORS	17,499	0.20

GENERAL MERCHANDISE STORES	5,162	0.06

HEALTH SERVICES	2,460	0.03

HOLDING AND OTHER INVESTMENT OFFICES	15,102	0.17

INDUSTRIAL MACHINERY AND EQUIPMENT	36,090	0.41

INSTRUMENTS AND RELATED PRODUCTS	30,133	0.34

INSURANCE CARRIERS	65,659	0.75

MISCELLANEOUS MANUFACTURING INDUSTRIES	4,878	0.06

MISCELLANEOUS RETAIL	4,313	0.05

MOTION PICTURES	17,299	0.20

NONDEPOSITORY INSTITUTIONS	52,279	0.60

OIL AND GAS EXTRACTION	44,702	0.51

OTHER MORTGAGE BACKED SECURITIES	299,451	3.43

PAPER AND ALLIED PRODUCTS	4,858	0.06

PETROLEUM AND COAL PRODUCTS	6,087	0.07

PIPELINES, EXCEPT NATURAL GAS	2,698	0.03

PRINTING AND PUBLISHING	10,295	0.12

RAILROAD TRANSPORTATION	11,054	0.13

SECURITY AND COMMODITY BROKERS	33,996	0.39

SOCIAL SERVICES	5,221	0.06

68 |	2006 Annual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS

CREF Social Choice Account |	Summary portfolio of investments December 31, 2006	continued

	ISSUER		RATING† (Unaudited)	PRINCIPAL	VALUE (000)	% OF NET ASSETS

	STONE, CLAY, AND GLASS PRODUCTS				$2,058	0.02%

	TRANSPORTATION BY AIR				10,691	0.12

	TRANSPORTATION EQUIPMENT				5,367	0.06

	TRANSPORTATION SERVICES				6,606	0.08

	TRUCKING AND WAREHOUSING				1,812	0.02

	WHOLESALE TRADE-DURABLE GOODS				4,862	0.06

	WHOLESALE TRADE-NONDURABLE GOODS				12,751	0.15

	TOTAL CORPORATE BONDS		(Cost $1,366,196)		1,362,876	15.61

	GOVERNMENT BONDS
	AGENCY SECURITIES
	Private Export Funding Corp	4.974%, 08/15/13	Aaa	$41,570,000	41,647	0.48
	Private Export Funding Corp	4.550%, 05/15/15	Aaa	38,125,000	36,765	0.42
	Other				351,208	4.02

					429,620	4.92

	FOREIGN GOVERNMENT BONDS				128,460	1.47
	MORTGAGE BACKED SECURITIES
h	Federal Home Loan Mortgage Corp Gold
	(FGLMC)	6.000%, 01/15/37		30,000,000	30,216	0.35
h	Federal National Mortgage Association
	(FNMA)	6.000%, 01/25/22		44,000,000	44,605	0.51
d	FNMA	5.000%, 10/01/25		31,657,455	30,806	0.35
d	FNMA	5.000%, 11/01/33		35,848,057	34,677	0.40
d	FNMA	5.500%, 04/01/35		32,592,688	32,220	0.37
h	FNMA	5.500%, 01/25/37		29,000,000	28,656	0.33
h	FNMA	6.000%, 01/25/37		68,000,000	68,446	0.78
h	FNMA	6.500%, 01/25/37		36,000,000	36,675	0.42
	Other				865,918	9.91

					1,172,219	13.42

	MUNICIPAL BONDS				84,729	0.97

	U.S. TREASURY SECURITIES
e	United States Treasury Bond	8.000%, 11/15/21		109,986,000	145,802	1.67
	Other				104,817	1.20

					250,619	2.87

	TOTAL GOVERNMENT BONDS		(Cost $2,078,063)		2,065,647	23.65

	TOTAL BONDS		(Cost $3,444,259)		3,428,523	39.26

SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2006 Annual Report	| 69

CREF Social Choice Account |	Summary portfolio of investments December 31, 2006	continued

	COMPANY	SHARES	VALUE (000)	% OF NET ASSETS

	PREFERRED STOCKS
	COMMUNICATIONS		$2,507	0.03%
	DEPOSITORY INSTITUTIONS		2,176	0.02

	TOTAL PREFERRED STOCKS	(Cost $4,662)	4,683	0.05

	COMMON STOCKS
	AMUSEMENT AND RECREATION SERVICES		603	0.01

	APPAREL AND ACCESSORY STORES		42,423	0.49

	APPAREL AND OTHER TEXTILE PRODUCTS		3,315	0.04

	AUTO REPAIR, SERVICES AND PARKING		1,658	0.02

	AUTOMOTIVE DEALERS AND SERVICE STATIONS		4,705	0.05

	BUILDING MATERIALS AND GARDEN SUPPLIES
e	Home Depot, Inc	1,004,126	40,326	0.46
	Other		24,435	0.28

			64,761	0.74

	BUSINESS SERVICES
e*	Google, Inc (Class A)	80,052	36,862	0.42
e	Microsoft Corp	3,852,124	115,024	1.32
	Other		170,605	1.95

			322,491	3.69

	CHEMICALS AND ALLIED PRODUCTS
e	Abbott Laboratories	867,816	42,271	0.48
e*	Amgen, Inc	576,041	39,349	0.45
e	Merck & Co, Inc	1,341,193	58,476	0.67
e	Procter & Gamble Co	1,517,412	97,524	1.12
	Other		255,050	2.92

			492,670	5.64

	COMMUNICATIONS
e	AT&T, Inc	2,043,775	73,065	0.84
e	BellSouth Corp	997,329	46,984	0.54
e	Verizon Communications, Inc	1,455,295	54,195	0.62
	Other		107,937	1.23

			282,181	3.23

	DEPOSITORY INSTITUTIONS
e	Bank of America Corp	1,639,453	87,530	1.00
e	US Bancorp	1,360,612	49,241	0.56
e	Wachovia Corp	1,218,421	69,389	0.80
e	Washington Mutual, Inc	821,729	37,380	0.43
e	Wells Fargo & Co	1,861,674	66,201	0.76
	Other		221,023	2.53

			530,764	6.08

	EATING AND DRINKING PLACES
e	McDonald’s Corp	934,701	41,435	0.47
	Other		27,787	0.32

			69,222	0.79

70 |	2006 Annual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS

CREF Social Choice Account |	Summary portfolio of investments December 31, 2006	continued

	COMPANY	SHARES	VALUE (000)	% OF NET ASSETS

	EDUCATIONAL SERVICES		$150	0.00	%**

	ELECTRIC, GAS, AND SANITARY SERVICES		286,768	3.28

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
*	Cisco Systems, Inc	2,594,227	70,900	0.81
e	Emerson Electric Co	880,600	38,826	0.44
e	Intel Corp	2,683,225	54,335	0.62
	Other		179,467	2.06

			343,528	3.93

	ENGINEERING AND MANAGEMENT SERVICES		34,512	0.40

	FABRICATED METAL PRODUCTS		37,153	0.43

	FOOD AND KINDRED PRODUCTS
	PepsiCo, Inc	936,304	58,566	0.67
	Other		86,665	0.99

			145,231	1.66

	FOOD STORES		13,970	0.16

	FORESTRY		1,003	0.01

	FURNITURE AND FIXTURES		36,667	0.42

	FURNITURE AND HOME FURNISHINGS STORES		5,462	0.06

	GENERAL BUILDING CONTRACTORS		23,553	0.27

	GENERAL MERCHANDISE STORES		65,442	0.75

	HEALTH SERVICES		69,804	0.80

	HOLDING AND OTHER INVESTMENT OFFICES		168,518	1.93

	HOTELS AND OTHER LODGING PLACES		10,125	0.12

	INDUSTRIAL MACHINERY AND EQUIPMENT
e	3M Co	574,944	44,805	0.51
e	Hewlett-Packard Co	1,298,523	53,486	0.61
e	International Business Machines Corp	787,557	76,511	0.88
	Other		132,920	1.52

			307,722	3.52

	INSTRUMENTS AND RELATED PRODUCTS
	Johnson & Johnson	1,665,795	109,976	1.26
e	Medtronic, Inc	681,028	36,442	0.42
	Other		133,444	1.53

			279,862	3.21

	INSURANCE AGENTS, BROKERS AND SERVICE		22,359	0.26

	INSURANCE CARRIERS
e	Prudential Financial, Inc	405,806	34,842	0.40
e	St. Paul Travelers Cos, Inc	534,477	28,696	0.33
	Other		163,864	1.87

			227,402	2.60

SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2006 Annual Report	| 71

CREF Social Choice Account |	Summary portfolio of investments December 31, 2006	continued

	COMPANY	SHARES	VALUE (000)	% OF NET ASSETS

	LEATHER AND LEATHER PRODUCTS		$8,940	0.10%

	LEGAL SERVICES		100	0.00	**

	LUMBER AND WOOD PRODUCTS		445	0.01

	METAL MINING		6,008	0.07

	MISCELLANEOUS MANUFACTURING INDUSTRIES		14,110	0.16

	MISCELLANEOUS RETAIL		69,187	0.79

	MOTION PICTURES
e	Time Warner, Inc	2,780,199	60,553	0.69
e	Walt Disney Co	1,365,173	46,784	0.54
	Other		7,018	0.08

			114,355	1.31

	NONDEPOSITORY INSTITUTIONS
	American Express Co	782,671	47,485	0.54
e	Freddie Mac	629,567	42,748	0.49
	Other		73,825	0.85

			164,058	1.88

	NONMETALLIC MINERALS, EXCEPT FUELS		12,870	0.15

	OIL AND GAS EXTRACTION
e	Anadarko Petroleum Corp	645,738	28,102	0.32
	Other		128,844	1.48

			156,946	1.80

	PAPER AND ALLIED PRODUCTS		46,293	0.53

	PERSONAL SERVICES		3,425	0.04

	PETROLEUM AND COAL PRODUCTS
e	Devon Energy Corp	496,884	33,331	0.38
	Other		111,794	1.28

			145,125	1.66

	PRIMARY METAL INDUSTRIES		69,906	0.80

	PRINTING AND PUBLISHING		57,705	0.66

	RAILROAD TRANSPORTATION		31,715	0.36

	REAL ESTATE		2,113	0.02

	RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		4,954	0.06

	SECURITY AND COMMODITY BROKERS
e	Goldman Sachs Group, Inc	244,176	48,676	0.56
e	Merrill Lynch & Co, Inc	628,629	58,525	0.67
	Other		73,330	0.84

			180,531	2.07

	SPECIAL TRADE CONTRACTORS		1,194	0.01

	STONE, CLAY, AND GLASS PRODUCTS		4,571	0.05

	TEXTILE MILL PRODUCTS		159	0.00	**

72 |	2006 Annual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS

CREF Social Choice Account |	Summary portfolio of investments December 31, 2006	continued

	COMPANY			SHARES	VALUE (000)	% OF NET ASSETS

	TRANSPORTATION BY AIR				$35,881	0.41%

	TRANSPORTATION EQUIPMENT				52,112	0.60

	TRANSPORTATION SERVICES				3,463	0.04

	TRUCKING AND WAREHOUSING
e	United Parcel Service, Inc (Class B)			404,035	30,295	0.35
	Other				37	0.00	**

					30,332	0.35

	WATER TRANSPORTATION				2,766	0.03

	WHOLESALE TRADE-DURABLE GOODS				34,187	0.39

	WHOLESALE TRADE-NONDURABLE GOODS				53,334	0.61

	TOTAL COMMON STOCKS		(Cost $3,415,242)		5,200,809	59.55

	ISSUER			PRINCIPAL

	SHORT-TERM INVESTMENTS
	COMMERCIAL PAPER				125,181	1.43

	U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES
	Federal Home Loan Bank
	(FHLB)	4.800%–5.200%, 01/02/07–03/28/07		$289,994,000	288,880	3.31
d	Federal Home Loan Mortgage Corp
	(FHLMC)	5.120%–5.210%, 01/02/07–03/23/07		811,899,000	806,487	9.24
d	Federal National Mortgage Association
	(FNMA)	5.130%–5.185%, 01/05/07–03/21/07		1,055,320,000	1,050,700	12.03

					2,146,067	24.58

	INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED

	REPURCHASE AGREEMENTS
	Bear Stearns & Co, Inc, 5.300% Dated 12/29/2006,			44,187,000	44,206	0.51
	Due 01/02/2007 In the Amount of $44,206,516
	Fully Collateralized as follows:
	Federal Home Loan Bank
	(FHLB)	5.477%–6.000%, 01/28/2009–11/15/2024	$ 16,827,385
	Federal National Mortgage Association
	(FNMA)	0.000%–6.000%, 01/04/2007–12/19/2016	28,334,508

	Total Market Value		45,161,893
	Goldman Sachs & Co. 5.250% Dated 12/29/2006,			15,000,000	15,007	0.17
	Due 01/02/2007 In The Amount Of $15,006,563
	Fully Collateralized as follows:
	Federal Home Loan Bank (FHLB)	5.375%, 03/14/2008	7,791,188
	Federal National Mortgage Association
	(FNMA)	5.625%, 06/29/2009	7,509,375

	Total Market Value		15,300,563

SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2006 Annual Report	| 73

CREF Social Choice Account |	Summary portfolio of investments December 31, 2006	concluded

ISSUER			PRINCIPAL	VALUE (000)	% OF NET ASSETS

Lehman Brothers Inc, 5.270% Dated 12/29/2006,			$90,000,000	$90,040	1.03%
Due 01/02/2007 In The Amount Of $90,039,525
Fully Collateralized as follows:
Federal Home Loan Bank
(FHLB) 0.000%–5.750%, 02/06/2009–07/21/2025		$ 64,067,288
Federal Home Loan Mortgage Corp
(FHLMC)	5.125%, 02/01/2011	10,028,981
Federal National Mortgage Association
(FNMA) 4.000%–5.050%, 01/26/2009–01/26/2015		18,603,731

Total Market Value		92,700,000
Merrill Lynch & Co. Inc, 5.260% Dated 12/29/2006,			50,000,000	50,022	0.57
Due 01/02/2007 In The Amount Of $50,021,917
Fully Collateralized as follows:
Federal Home Loan Mortgage Corp
(FHLMC) 5.000%–5.500%, 11/01/2010–10/19/2015		21,455,357
Federal National Mortgage Association
(FNMA) 0.000%–5.570%, 01/16/2007–06/30/2028		29,540,121

Total Market Value		50,995,478
Morgan Stanley & Co, Inc 5.290% Dated 12/29/2006,			64,144,000	64,172	0.74
Due 01/02/2007 In The Amount Of $64,172,277
Fully Collateralized as follows:
Federal Home Loan Bank
(FHLB) 0.000%–6.000%, 02/12/2007–07/21/2025		28,380,169
Federal Home Loan Mortgage Corp
(FHLMC) 0.000%–4.730%, 03/16/2007–04/08/2019		23,176,207
Federal National Mortgage Association
(FNMA) 3.250%–6.930%, 08/15/2008–12/29/2023		13,872,798

Total Market Value		65,429,174

				263,447	3.02

TOTAL SHORT-TERM INVESTMENTS		(Cost $2,534,118)
(includes $2,109,008 of cash collateral for securities on loan)				2,534,695	29.03

TOTAL PORTFOLIO		(Cost $9,398,281)		11,168,710	127.89
OTHER ASSETS & LIABILITIES, NET				(2,435,814)	(27.89)

	NET ASSETS			$8,732,896	100.00%

*	Non-income producing.

**	Percentage represents less than 0.01%.

d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.

e	All or a portion of these securities are out on loan.

h	These securities were purchased on a delayed delivery basis.

†	As provided by Moody’s Investors Service (Unaudited).

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

74 |	2006 Annual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS

CREF Money Market Account |	Summary portfolio of investments December 31, 2006

	ISSUER		PRINCIPAL	VALUE (000)	% OF NET ASSETS

	SHORT-TERM INVESTMENTS
	CERTIFICATES OF DEPOSIT
	Abbey National plc	5.280%–5.300%, 02/06/07–03/12/07	$139,500,000	$139,503	1.46%
	American Express Bank	5.290%–5.565%, 01/08/07–03/29/07	164,500,000	164,502	1.72
	Bank Of Montreal	5.280%–5.285%, 02/06/07–02/27/07	100,000,000	99,993	1.04
	Dexia Bank	5.295%–5.300%, 01/30/07–02/13/07	123,635,000	123,631	1.29
	Royal Bank of Canada	5.295%–5.310%, 02/02/07–04/10/07	148,000,000	147,984	1.55
	Other			373,035	3.90

				1,048,648	10.96

	COMMERCIAL PAPER
	American Honda
	Finance Corp	5.230%–5.240%, 01/11/07–03/09/07	201,391,000	200,128	2.09
c	Beta Finance, Inc	5.200%–5.260%, 01/11/07–04/23/07	201,558,000	200,458	2.10
c	BMW US Capital Corp	5.210%–5.240%, 02/07/07–02/26/07	116,650,000	115,908	1.21
	Canadian Imperial
	Holding, Inc	5.230%, 01/16/07–01/17/07	95,000,000	94,778	0.99
c	CC (USA), Inc	5.250%–5.260%, 01/11/07–05/01/07	165,795,000	165,343	1.73
c	Ciesco LP	5.240%–5.260%, 01/09/07–02/14/07	200,230,000	199,573	2.09
	Citigroup Funding, Inc	5.230%–5.250%, 01/05/07–03/13/07	150,500,000	149,598	1.56
c	Corporate Asset Funding
	Corp, Inc	5.250%–5.260%, 01/22/07–02/14/07	150,000,000	149,320	1.56
c	Danske Corp	5.190%–5.270%, 01/02/07–04/17/07	129,710,000	128,663	1.34
c	Dorada Finance, Inc	5.200%–5.260%, 01/09/07–05/11/07	187,075,000	186,036	1.94
c	Edison Asset
	Securitization LLC	5.180%–5.280%, 01/04/07–06/15/07	200,434,000	199,131	2.08
c	Fairway Finance Corp	5.240%–5.320%, 01/02/07–01/26/07	165,264,000	164,933	1.72
	General Electric Capital
	Corp	5.170%–5.240%, 01/03/07–06/27/07	180,420,000	179,186	1.87
c	Goldman Sachs
	Group LP	5.210%–5.300%, 01/03/07–02/23/07	164,885,000	163,896	1.71
c	Govco, Inc	5.230%–5.250%, 01/08/07–03/13/07	179,355,000	178,370	1.86
c	Grampian Funding LLC	5.200%–5.300%, 01/02/07–04/23/07	98,985,000	98,212	1.03
c	Greyhawk Funding LLC	5.190%–5.300%, 01/11/07–03/19/07	197,694,000	196,607	2.05
c	Harley-Davidson
	Funding Corp	5.210%–5.225%, 01/11/07–02/23/07	130,071,000	129,425	1.35
c	Harrier Finance Funding
	LLC	5.205%–5.270%, 01/11/07–04/03/07	170,645,000	169,464	1.77
	HBOS Treasury Services
	plc	5.225%–5.260%, 01/26/07–03/19/07	95,000,000	94,128	0.98
	HSBC Finance Corp	5.230%, 02/23/07–03/08/07	150,500,000	149,250	1.56
	ING Finance	5.230%–5.270%, 01/10/07–02/27/07	150,500,000	149,796	1.57
c	Johnson & Johnson	5.200%–5.290%, 01/03/07–01/18/07	101,000,000	100,819	1.05
c	Kitty Hawk Funding Corp	5.250%–5.300%, 01/16/07–03/30/07	121,170,000	120,225	1.26
c	Links Finance LLC	5.240%–5.315%, 01/16/07–03/16/07	153,000,000	151,812	1.59
	Morgan Stanley Dean
	Witter	5.230%–5.240%, 02/13/07–04/09/07	200,350,000	198,548	2.08
c	Nestle Capital Corp	5.195%–5.210%, 01/09/07–04/09/07	173,034,000	172,119	1.80
	Paccar Financial Corp	5.220%–5.250%, 01/04/07–03/27/07	198,031,000	196,915	2.06
c	Park Avenue
	Receivables Corp	5.260%–5.300%, 01/03/07–02/05/07	199,864,000	199,225	2.08
c	Private Export Funding
	Corp	5.220%–5.260%, 01/03/07–03/22/07	200,598,000	199,647	2.09

SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2006 Annual Report	| 75

CREF Money Market Account |	Summary portfolio of investments December 31, 2006	concluded

	ISSUER		PRINCIPAL	VALUE (000)	% OF NET ASSETS

c	Procter & Gamble
	International	5.230%–5.250%, 01/03/07–02/13/07	$200,445,000	$199,536	2.09%
c	Ranger Funding Co LLC	5.250%–5.280%, 01/08/07–03/12/07	154,664,000	154,040	1.61
	Royal Bank of Scotland
	plc	5.225%–5.240%, 01/23/07–02/15/07	150,000,000	149,344	1.56
c	Scaldis Capital LLC	5.180%–5.280%, 01/10/07–06/08/07	199,311,000	197,874	2.07
c	Sheffield Receivables
	Corp	5.240%–5.270%, 01/02/07–02/12/07	162,000,000	161,659	1.69
c	Sigma Finance, Inc	5.230%–5.260%, 01/04/07–03/02/07	159,550,000	158,798	1.66
	Societe Generale
	North America, Inc	5.210%–5.250%, 01/08/07–04/02/07	150,336,000	149,556	1.56
	Swedish Export Credit
	Corp	5.220%–5.230%, 01/04/07–02/16/07	200,300,000	199,464	2.08
c	Toronto-Dominion
	Holdings USA, Inc	5.195%–5.303%, 01/29/07–02/14/07	101,000,000	100,476	1.05
	Toyota Motor Credit Corp	5.230%–5.240%, 01/03/07–03/15/07	200,500,000	199,333	2.08
	UBS Finance,
	(Delaware), Inc	5.145%–5.255%, 01/02/07–05/07/07	150,500,000	149,308	1.56
c	Variable Funding
	Capital Corp	5.250%, 02/05/07–03/06/07	100,200,000	99,604	1.04
c	Yorktown Capital LLC	5.260%–5.330%, 01/09/07–03/07/07	151,877,000	150,958	1.58
	Other			892,980	9.33

				7,764,443	81.13

	U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES
	Federal Home Loan Mortgage
	Corp (FHLMC)	5.075%–5.175%, 01/02/07–04/10/07	164,143,000	162,924	1.70
	Federal National Mortgage
	Association (FNMA)	5.128%–5.185%, 01/03/07–03/07/07	286,168,000	284,230	2.97
	Other			49,568	0.52

				496,722	5.19

	VARIABLE NOTES			248,409	2.59

	TOTAL SHORT-TERM INVESTMENTS		(Cost $9,558,504)	9,558,222	99.87

		TOTAL PORTFOLIO	(Cost $9,558,504)	9,558,222	99.87
	OTHER ASSETS & LIABILITIES, NET			12,295	0.13

		NET ASSETS		$9,570,517	100.00%

The following abbreviations are used in portfolio descriptions:

LLC	Limited Liability Company

LP	Limited Partnership

plc	Public Limited Company

c	Commercial Paper issued under the private placement exemption under Section 4(2) of the Securities Act of 1933.

Cost amounts are in thousands.

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College Retirement Equities Fund 2006 Annual Report	| 77

Statements of assets and liabilities |	College Retirement Equities Fund December 31, 2006

(amounts in thousands, except amounts per accumulation unit)	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Bond Market Account	Inflation- Linked Bond Account

ASSETS
Portfolio investments, at cost
Unaffiliated issuers	$110,046,240	$14,379,246	$11,308,064	$9,010,343	$8,104,539	$3,711,581
Affiliated issuers	548,655	99,244	48,379	—	3,855	—

Total portfolio investments, at cost	110,594,895	14,478,490	11,356,443	9,010,343	8,108,394	3,711,581

Portfolio investments, at value:
Unaffiliated issuers	133,344,766	16,017,767	12,840,690	12,176,426	8,087,997	3,710,222
Affiliated issuers	550,565	97,288	37,823	—	4,148	—

Total portfolio investments, at value (including securities loaned of $2,908,416, $487,675, $884,802, $852,602, $1,177,650 & $1,557, respectively)	$133,895,331	$16,115,055	$12,878,513	$12,176,426	$8,092,145	$3,710,222
Cash	97	128	119	502	3,181	36
Cash – foreign (cost of $66,519, $40,606, $1,166, $—, $— and $—, respectively)	66,578	40,612	1,168	—	—	—
Dividends and interest receivable	185,277	17,568	10,938	14,687	52,239	36,979
Receivable from securities sold	207,601	25,451	31,589	9,731	52,142	—
Amounts due from TIAA	—	4,139	—	4,584	3,957	—
Other	56	50	151	737	74	1

Total assets	134,354,940	16,203,003	12,922,478	12,206,667	8,203,738	3,747,238

LIABILITIES
Payable for collateral for securities on loan – Note 1	3,011,967	501,152	908,886	880,993	1,208,617	1,592
Amount due to banks	6,513	—	—	—	—	—
Amount due to investment advisor	35,745	668	1,512	392	247	1,562
Accumulation withdrawals payable	—	475	21	504	61	322
Payable for securities purchased*	204,084	26,358	26,569	42,207	599,980	—
Payable for variation margin on open futures contracts	—	153	—	1	—	—

Total liabilities	3,258,309	528,806	936,988	924,097	1,808,905	3,476

NET ASSETS:
Accumulation Fund	$113,675,149	$15,293,183	$11,779,920	$11,033,065	$6,219,211	$3,597,035
Annuity Fund	17,421,482	381,014	205,570	249,505	175,622	146,727

Total net assets	$131,096,631	$15,674,197	$11,985,490	$11,282,570	$6,394,833	$3,743,762

Accumulation units outstanding – Notes 4 and 5	469,488	151,295	181,824	115,880	78,203	77,482

Net asset value per accumulation unit – Note 4	$242.14	$101.09	$64.80	$95.21	$79.53	$46.44

*	Reduce by cash collateral.

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Statements of assets and liabilities |	College Retirement Equities Fund December 31, 2006	concluded

(amounts in thousands, except amounts per accumulation unit)	Social Choice Account	Money Market Account

ASSETS
Portfolio investments, at cost
Unaffiliated issuers	$9,398,281	$9,558,504
Affiliated issuers	—	—

Total portfolio investments, at cost	9,398,281	9,558,504

Portfolio investments, at value:
Unaffiliated issuers	11,168,710	9,558,222
Affiliated issuers	—	—

Total portfolio investments, at value (including securities loaned of $2,047,428 & $—, respectively)	$11,168,710	$9,558,222
Cash	6,950	161
Dividends and interest receivable	35,577	8,405
Receivable from securities sold	14,804	—
Amounts due from TIAA	454	4,243
Other	7	13

Total assets	11,226,502	9,571,044

LIABILITIES
Payable for collateral for securities on loan – Note 1	2,109,008	—
Amount due to investment advisor	318	324
Accumulation withdrawals payable	71	203
Payable for securities purchased	384,209	—

Total liabilities	2,493,606	527

NET ASSETS
Accumulation Fund	$8,457,623	$9,327,073
Annuity Fund	275,273	243,444

Total net assets	$8,732,896	$9,570,517

Accumulation units outstanding – Notes 4 and 5	67,385	392,914

Net asset value per accumulation unit – Note 4	$125.52	$23.73

80 |	2006 Annual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS

Statements of operations |	College Retirement Equities Fund For the year ended December 31, 2006

(amounts in thousands)	Stock Account	Global Equities Account

INVESTMENT INCOME
Interest	$28,227	$5,365
Dividends:
Unaffliliated issuers	2,361,789	265,520
Affiliated issuers	11,527	—
Foreign taxes withheld:
Unaffliliated issuers	(56,158)	(13,161)
Affiliated issuers	(7)	—

Total income	2,345,378	257,724

EXPENSES – NOTE 2:
Administrative	351,336	38,726
Distribution	97,102	10,803
Investment Advisory	138,717	22,000
Mortality and expense risk charges	6,093	689

Total expenses	593,248	72,218

Net investment income (loss)	1,752,130	185,506

REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS – NOTE 3
Net realized gain (loss) on:
Portfolio investments	12,876,102	1,465,255
Futures transactions	(9,019)	(3,986)
Foreign currency transactions	(1,804)	(2,531)

Net realized gain (loss) on total investments	12,865,279	1,458,738

Net change in unrealized appreciation (depreciation) on:
Portfolio investments	4,920,878	763,945
Futures transactions	2,968	1,433
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	4,227	1,026

Net change in unrealized appreciation (depreciation) on total investments	4,928,073	766,404

Net realized and unrealized gain (loss) on total investments	17,793,352	2,225,142

Net increase (decrease) in net assets resulting from operations	$19,545,482	$2,410,648

SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2006 Annual Report	| 81

Statements of operations |	College Retirement Equities Fund For the year ended December 31, 2006	concluded

(amounts in thousands)	Growth Account	Equity Index Account	Bond Market Account	Inflation- Linked Bond Account	Social Choice Account	Money Market Account

INVESTMENT INCOME
Interest	$1,440	$2,917	$308,282	$125,838	$166,612	$429,843
Dividends:
Unaffliliated issuers	119,528	186,337	52	—	85,730	—
Affiliated issuers	—	—	298	—	—	—
Foreign taxes withheld:
Unaffliliated issuers	(693)	(6)	—	—	(3)	—
Affiliated issuers	—	—	—	—	—	—

Total income	120,275	189,248	308,632	125,838	252,339	429,843

EXPENSES – NOTE 2:
Administrative	34,784	29,830	17,279	11,015	23,393	23,755
Distribution	9,538	8,269	4,770	3,101	6,492	6,663
Investment Advisory	16,795	5,947	6,549	4,092	6,303	5,247
Mortality and expense risk charges	593	519	298	189	408	424

Total expenses	61,710	44,565	28,896	18,397	36,596	36,089

Net investment income (loss)	58,565	144,683	279,736	107,441	215,743	393,754

REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS – NOTE 3
Net realized gain (loss) on:
Portfolio investments	625,095	125,973	(49,031)	(16,014)	100,485	(37)
Futures transactions	—	(944)	—	—	—	—
Foreign currency transactions	(831)	—	—	—	—	—

Net realized gain (loss) on total investments	624,264	125,029	(49,031)	(16,014)	100,485	(37)

Net change in unrealized appreciation (depreciation) on:
Portfolio investments	(55,194)	1,221,567	14,483	(97,374)	480,881	344
Futures transactions	—	—		—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	21	—	—	—	—	—

Net change in unrealized appreciation (depreciation) on total investments	(55,173)	1,221,567	14,483	(97,374)	480,881	344

Net realized and unrealized gain (loss) on total investments	569,091	1,346,596	(34,548)	(113,388)	581,366	307

Net increase (decrease) in net assets resulting from operations	$627,656	$1,491,279	$245,188	$(5,947)	$797,109	$394,061

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Statements of changes in net assets |	College Retirement Equities Fund

	Stock Account		Global Equities Account		Growth Account

(amounts in thousands)	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2006	Year Ended December 31, 2005

FROM OPERATIONS
Net investment income	$1,752,130	$1,646,299	$185,506	$170,545	$58,565	$45,055
Net realized gain (loss) on total investments	12,865,279	11,186,744	1,458,738	1,354,783	624,264	136,012
Net change in unrealized appreciation (depreciation) on total investments	4,928,073	(4,727,891)	766,404	(488,442)	(55,173)	429,260

Net increase (decrease) in net assets resulting from operations	19,545,482	8,105,152	2,410,648	1,036,886	627,656	610,327

FROM PARTICIPANT TRANSACTIONS
Premiums	3,864,717	3,675,634	947,544	855,929	1,002,849	1,090,716
Net transfers from (to) TIAA	(745,913)	(641,163)	11,581	12,842	(20,160)	7,075
Net transfers from (to) other CREF Accounts and affiliated mutual funds	(1,883,653)	(1,384,727)	745,141	245,827	(1,284,901)	(842,299)
Annuity payments	(1,968,518)	(1,813,506)	(54,898)	(41,784)	(31,987)	(31,389)
Withdrawals and death benefits	(3,579,173)	(2,859,527)	(487,034)	(319,761)	(435,876)	(360,265)

Net increase (decrease) in net assets resulting from participant transactions	(4,312,540)	(3,023,289)	1,162,334	753,053	(770,075)	(136,162)

Net increase (decrease) in net assets	15,232,942	5,081,863	3,572,982	1,789,939	(142,419)	474,165

NET ASSETS
Beginning of year	115,863,689	110,781,826	12,101,215	10,311,276	12,127,909	11,653,744

End of year	$131,096,631	$115,863,689	$15,674,197	$12,101,215	$11,985,490	$12,127,909

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Statements of changes in net assets |	College Retirement Equities Fund	continued

	Equity Index Account		Bond Market Account		Inflation-Linked Bond Account

(amounts in thousands)	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2006	Year Ended December 31, 2005

FROM OPERATIONS
Net investment income	$144,683	$130,209	$279,736	$230,457	$107,441	$208,672
Net realized gain (loss) on total investments	125,029	51,486	(49,031)	(31,162)	(16,014)	6,130
Net change in unrealized appreciation (depreciation) on total investments	1,221,567	347,107	14,483	(75,212)	(97,374)	(122,210)

Net increase (decrease) in net assets resulting from operations	1,491,279	528,802	245,188	124,083	(5,947)	92,592

FROM PARTICIPANT TRANSACTIONS
Premiums	797,823	826,227	478,969	466,865	315,855	349,973
Net transfers from (to) TIAA	(22,883)	(30,842)	23,801	13,303	(18,605)	11,899
Net transfers from (to) other CREF Accounts and affiliated mutual funds	(423,255)	(135,135)	148,119	24,020	(322,644)	293,847
Annuity payments	(42,957)	(38,242)	(35,343)	(33,114)	(26,647)	(25,603)
Withdrawals and death benefits	(394,923)	(292,313)	(263,318)	(213,678)	(198,578)	(147,023)

Net increase (decrease) in net assets resulting from participant transactions	(86,195)	329,695	352,228	257,396	(250,619)	483,093

Net increase (decrease) in net assets	1,405,084	858,497	597,416	381,479	(256,566)	575,685

NET ASSETS
Beginning of year	9,877,486	9,018,989	5,797,417	5,415,938	4,000,328	3,424,643

End of year	$11,282,570	$9,877,486	$6,394,833	$5,797,417	$3,743,762	$4,000,328

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Statements of changes in net assets |	College Retirement Equities Fund	concluded

	Social Choice Account		Money Market Account

(amounts in thousands)	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2006	Year Ended December 31, 2005

FROM OPERATIONS
Net investment income	$215,743	$167,529	$393,754	$203,170
Net realized gain (loss) on total investments	100,485	110,087	(37)	(21)
Net change in unrealized appreciation (depreciation) on total investments	480,881	87,343	344	970

Net increase (decrease) in net assets resulting from operations	797,109	364,959	394,061	204,119

FROM PARTICIPANT TRANSACTIONS
Premiums	607,389	615,911	1,059,375	828,783
Net transfers from (to) TIAA	(24,280)	(17,999)	497,361	75,087
Net transfers from (to) other CREF Accounts and affiliated mutual funds	(165,177)	53,048	1,074,294	208,833
Annuity payments	(36,848)	(43,031)	(60,154)	(58,520)
Withdrawals and death benefits	(239,714)	(180,085)	(800,465)	(633,567)

Net increase (decrease) in net assets resulting from participant transactions	141,370	427,844	1,770,411	420,616

Net increase (decrease) in net assets	938,479	792,803	2,164,472	624,735

NET ASSETS
Beginning of year	7,794,417	7,001,614	7,406,045	6,781,310

End of year	$8,732,896	$7,794,417	$9,570,517	$7,406,045

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Notes to financial statements | College Retirement Equities Fund

Note 1—significant accounting policies

The purpose of College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities and other non-profit institutions by providing its employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end management investment company. It consists of eight investment portfolios: the Stock, Global Equities, Growth, Equity Index, Bond Market, Inflation-Linked Bond, Social Choice and Money Market Accounts (individually referred to as the “Account” or collectively referred to as the “Accounts”). The Stock Account commenced operations on July 1, 1952; the Global Equities and Equity Index Accounts commenced operations on April 1, 1992; the Growth Account commenced operations on April 4, 1994; the Social Choice and Bond Market Accounts commenced operations on March 1, 1990; the Inflation-Linked Bond Account commenced operations on January 13, 1997; and the Money Market Account commenced operations on April 1, 1988. The financial statements were prepared in accordance with U.S. generally accepted accounting principles, which may require the use of estimates made by management. Actual results may vary from those estimates. The following is a summary of the significant accounting policies consistently followed by the Accounts.

Valuation of investments: Equity securities listed or traded on a national securities exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of closing bid and asked prices if no sale is reported. Debt securities, other than money market instruments, are valued at the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Money market instruments (other than those in the Money Market Account), with maturities of one year or less, are valued in the same manner as debt securities or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. Money market instruments in the Money Market Account with a remaining maturity of 60 days or less are valued on an amortized cost basis, or at market value if market value is materially different from amortized cost. Investments in registered investment companies are valued at their net asset value including investments in affiliated registered investment companies. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. Futures contracts are valued at the last sale price as of the close of business on the board of trade or exchange on which they are traded.

Portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith under the direction of the Board of Trustees. Portfolio securities may also be valued at fair value as determined in good faith under the direction of the Board if events materially affecting their value occur between the time their price is determined and the time the Account’s net

90 |	2006 Annual Report College Retirement Equities Fund

Notes to financial statements	continued

asset value is calculated. The fair value of securities may be determined with the assistance of a pricing service, which attempts to calculate a fair value for securities based on numerous factors including correlations of a security’s price with securities indices and other appropriate indicators, such as American Depositary Receipts and futures contracts. Other factors may also be considered in determining fair value, such as fundamental analytical data, market and trading trends, and public trading of similar securities of the issuer or comparable issuers.

Trading in securities on most foreign exchanges and over the counter markets is normally completed before the close of the domestic stock market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board. The Accounts have retained an independent fair value pricing service to assist in the fair valuation process for the Accounts that primarily invest in international securities.

Accumulation and Annuity Fund: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the funds based upon their relative daily net asset values. Annuitants bear the mortality risk under their contracts.

Accounting for investments: Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and includes amortization of discounts and premiums. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Accounts are informed of the ex-dividend date. Realized gains and losses on security transactions are accounted for on the specific identification method.

Distributions received from Real Estate Investment Trusts (“REITs”) are recorded on ex-dividend date. Each REIT reports annually the tax character of its distributions. Dividend income, realized gains and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by each REIT, and management’s estimates of such amounts for REIT distributions for which actual information has not been reported.

Foreign taxes: The Accounts may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Accounts will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the current Accounts invest.

Dollar roll transactions: The Accounts may enter into dollar rolls in which the Accounts sell mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon,

College Retirement Equities Fund 2006 Annual Report	| 91

Notes to financial statements	continued

and maturity) securities on a specified future date. During the roll period, the Account forgoes principal and interest paid on the securities. The Accounts’ policy is to record the dollar rolls using “to be announced” mortgage-backed securities as purchase and sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the trade date of the sale transaction. At the time an Account enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its dollar rolls commitments. In addition, the Accounts may receive compensation that is recorded as deferred income and amortized to income over the roll period. The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The Accounts engage in dollar rolls for the purpose of enhancing their yields.

Repurchase agreements: The Accounts may enter into repurchase agreements with qualified institutions. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Account’s agreement to resell such securities at a mutually-agreed upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Accounts will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Accounts maintain the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Foreign currency transactions and translation: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effect of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Forward foreign currency contracts: The Accounts may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are “marked-to-market” at the end of each day’s trading. The Accounts are also exposed to credit

92 |	2006 Annual Report College Retirement Equities Fund

Notes to financial statements	continued

risk associated with counterparty nonperformance on these forward foreign currency contracts which is typically limited to the unrealized gain on each open contract. Forward foreign currency contracts will be used primarily to protect the Accounts from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of an Account’s investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of assets and liabilities. There were no open forward foreign currency contracts at December 31, 2006.

Securities lending: The Accounts may lend portfolio securities to qualified institutions and brokers. By lending investment securities, the Account attempts to increase its net investment income through the receipt of interest (after rebates and fees) on collateral. Such income is included in interest income on the Statements of operations. The loans are secured by collateral at least equal to 102% of the market value of the securities loaned for United States securities and 105% of the market value of securities loaned for foreign securities. The Accounts continue to receive income on the securities loaned and receive additional income from the lending transaction. The Accounts have the right under the lending agreement to recover the securities from the borrower on demand. CREF invests the cash collateral on behalf of the Accounts in accordance with the investment guidelines contained in the securities lending agreement. Additionally, any change in the market value of the securities loaned is recognized by the Accounts. Although each transaction is collateralized, the Accounts would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

On July 27, 2006, the Accounts entered into a four year securities lending agreement with State Street Bank and Trust Company (“SSB”). Under this arrangement each Account receives a fee. Stock and Global Equities are guaranteed a fee regardless of their securities lending activity. The other Accounts, (excluding the Money Market Account), will receive a specified percentage of the securities lending income generated by SSB relative to their securities loaned.

College Retirement Equities Fund 2006 Annual Report	| 93

Notes to financial statements	continued

Futures contracts: The Accounts may use futures contracts to manage exposure to the equity markets or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sales price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Securities purchased on a when-issued or delayed-delivery basis: The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time an Account enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. In addition to the normal credit and market risks, transactions with delayed settlement dates may expose the Accounts to greater risk that such transactions may not be consummated.

94 |	2006 Annual Report College Retirement Equities Fund

Notes to financial statements	continued

Treasury Inflation-Protected Securities: The Social Choice Account, Bond Market Account and Inflation-Linked Bond Account invest in Treasury Inflation-Protected Securities (“TIPS”), specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Price Index (“CPI”). The adjustments for interest income due to inflation are reflected in interest income in the Statements of operations. TIPS are backed by the full faith and credit of the U.S. Government. TIPS are subject to interest rate risk. However, because TIPS have better price protection through inflation adjustments, they tend to perform well in a rising rate environment if rates increase due to inflation.

Restricted securities: Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

Federal income taxes: CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. CREF should incur no material federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible.

Investment transactions with affiliates: The Accounts may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the Investment Company Act of 1940. These transactions are effected at market rates without incurring broker commissions.

Indemnification: In the normal course of business, each Account enters into contracts that contain a variety of representations and warranties and which provide general indemnities. An Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Accounts’ Trust organizational documents, the Trustees and Officers of CREF are indemnified against certain liabilities that may arise out of their duties to CREF. However, based on experience, the Accounts expect the risk of loss due to these warranties and indemnities to be minimal.

Note 2—management agreements

Investment advisory services for the Accounts are provided by TIAA-CREF Investment Management, LLC (“Investment Management”) in accordance with an Investment Management Service Agreement with CREF. Investment Management is a registered investment adviser and a wholly-owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), a companion organization of CREF.

Administrative services and distribution functions for the CREF Accounts are provided by TIAA-CREF Individual & Institutional Services, LLC (“Services”) in accordance with a Principal Underwriting and Administrative Services Agreement

College Retirement Equities Fund 2006 Annual Report	| 95

Notes to financial statements	continued

with CREF. Services, a wholly-owned subsidiary of TIAA, is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.

The services provided by Investment Management and Services are provided at cost. Investment Management and Services receive fee payments from the CREF Accounts on a daily basis according to formulas established each year with the objective of keeping the fees as close as possible to each Account’s actual expenses. Any differences between actual expenses and the management fees remitted are adjusted quarterly.

TIAA deducts a mortality and expense charge from CREF in an amount equal to 0.005% on an annual basis of the net assets of each Account pursuant to an Immediate Annuity Purchase Rate Guarantee Agreement. Under the terms of this agreement, TIAA guarantees that CREF participants transferring funds to TIAA for the immediate purchase of lifetime payout annuities will not be charged more than the rate stipulated in the CREF contract. There were no payments made by TIAA under this agreement for the year ended December 31, 2006.

Note 3—investments

At December 31, 2006, the market value of securities loaned and collateral received in connection therewith was comprised as follows:

	Stock Account	Global Equities Account	Growth Account

Market value of securities loaned	$2,908,416,095	$487,674,905	$884,801,900
Cash collateral	$3,011,966,811	$501,152,096	$908,886,401

	Equity Index Account	Bond Market Account	Inflation- Linked Account	Social Choice Account

Market value of securities loaned	$852,602,266	$1,177,650,256	$1,556,658	$2,047,428,234
Cash collateral	$880,992,552	$1,208,617,396	$1,591,701	$2,109,008,512

96 |	2006 Annual Report College Retirement Equities Fund

Notes to financial statements	continued

At December 31, 2006, net unrealized appreciation (depreciation) of portfolio investments for each of the Accounts, consisting of gross unrealized appreciation and gross unrealized depreciation, were as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Stock Account	$25,184,944,201	$1,884,508,705	$23,300,435,496
Global Equities Account	$1,760,306,996	$123,742,157	$1,636,564,839
Growth Account	$1,669,414,923	$147,345,038	$1,522,069,885
Equity Index Account	$3,596,725,308	$430,642,639	$3,166,082,669
Bond Market Account	$37,099,921	$53,348,879	$(16,248,958)
Inflation-Linked Bond Account	$87,252,545	$88,611,598	$(1,359,053)
Social Choice Account	$1,886,595,622	$116,167,072	$1,770,428,550
Money Market Account	$426,351	$709,033	$(282,682)

At December 31, 2006, Global Equities Account held the following open futures contracts:

	Number of Contracts	Market Value	Expiration Date	Unrealized Appreciation

Global Equities Account
E-mini S&P 500 Index	565	$40,352,300	March 2007	$212,242

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Notes to financial statements	continued

Companies in which the Accounts held 5% or more of the outstanding voting shares are considered “affiliated companies” of the Accounts pursuant to the Investment Company Act of 1940. Additionally, investments in other investment companies advised by Investment Management or affiliated entities are treated as affiliated companies. Information regarding transactions with affiliated companies is as follows:

Issue	Value at December 31, 2005		Purchase Cost	Proceeds	Realized Gain/(Loss)	Dividend Income	Withholding Expense	Shares at December 31, 2006	Value at December 31, 2006

Stock Account
Brocade Communications Systems, Inc		$72,403,062	$2,971,153	$33,591,082	$7,461,073	$—	$—	—	$	*
Digital Garage, Inc		**	7,328,268	—	—	—	—	11,156		20,717,415
First NIS Regional Fund SICAV		**	—	—	—	9,926,064	—	1,598,400		15,984
GEA Group AG.		**	—	—	—	—	—	9,520,837		214,534,602
Hagemeyer NV		**	64,517	8,993,408	3,157,994	—	—	—		*
Healthsouth Corp		**	11,498,934	3,559,018	(84,916)	5	—	4,732,493		107,190,966
Information Development Co		**	79,576	242	123	37,147	2,601	427,900		3,311,591
Intelligent Wave, Inc		**	1,139,246	1,767,978	(252,018)	69,081	4,836	15,832		13,702,752
Lear Corp		**	14,882,163	54,071,865	(4,416,800)	—	—	—		*
Lone Star Technologies		**	8,103,971	6,731,604	(689,691)	—	—	1,881,363		91,076,783
Playmates Holdings Ltd		15,044,266	—	105,962	(74,672)	655,787	—	112,291,547		11,693,577
Risa Partners, Inc		**	3,926,848	884,930	233,011	—	—	7,157		30,190,446
Shanghai Forte Land Co		**	6,254,864	2,140,809	927,868	401,329	—	72,516,000		32,443,552
Solomon Systech International Ltd		**	8,553,482	9,221,982	(6,321,140)	438,050	—	165,129,862		25,687,764
TBS International Ltd		5,976,000	—	1,657,055	(842,945)	—	—	—		*

			$64,803,022	$122,725,935	$(902,113)	$11,527,463	$7,437			$550,565,432

Global Equities Account
Saic, Inc	$	**	$30,373,468	$1,442,541	$305,541	$—	$—	5,468,711		$97,288,369

			$30,373,468	$1,442,541	$305,541	$—	$—			$97,288,369

Growth Account
Keryx Biopharmeceutics	$	**	$1,103,962	$1,058,200	$(303,400)	$—	$—	2,843,806		$37,822,620

			$1,103,962	$1,058,200	$(303,400)	$—	$—			$37,822,620

Bond Market Account
TIAA-CREF High-Yield Bond Fund		$3,781,732	$298,063	$—	$—	$298,063	$—	449,850		$4,147,626

			$298,063	$—	$—	$298,063	$—			$4,147,626

*	Not an Affiliate as of December 31, 2006.

**	Not an Affiliate as of December 31, 2005.

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Notes to financial statements	continued

Purchases and sales of portfolio securities, excluding government securities and short-term money market instruments, for the Accounts for the year ended December 31, 2006, were as follows:

	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Bond Market Account	Inflation-Linked Bond Account	Social Choice Account

Purchases:
Non-Government	$62,028,889,451	$20,004,203,296	$12,950,227,807	$1,050,171,100	$2,147,900,880	$—	$1,926,234,472
Government	—	—	—	—	10,717,843,894	859,819,707	5,055,799,997

Total Purchases	$62,028,889,451	$20,004,203,296	$12,950,227,807	$1,050,171,100	$12,865,744,774	$859,819,707	$6,982,034,469

Sales:
Non-Government	$65,587,392,194	$18,820,807,661	$13,697,650,783	$1,024,028,907	$1,225,536,257	$—	$1,329,290,160
Government	—	—	—	—	10,900,289,762	1,026,958,261	5,241,212,739

Total Sales	$65,587,392,194	$18,820,807,661	$13,697,650,783	$1,024,028,907	$12,125,826,019	$1,026,958,261	$6,570,502,899

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Notes to financial statements	continued

Note 4—financial information

Selected financial information for an Accumulation Unit of each Account is presented below:

	Stock Account

	For the Years Ended December 31,

	2006	2005	2004	2003	2002

Per Accumulation Unit Data:*
Investment income	$4.329	$3.819	$3.564	$2.796	$2.476
Expenses	1.095	0.901	0.717	0.746	0.638

Investment income-net	3.234	2.918	2.847	2.050	1.838
Net realized and unrealized gain (loss) on total investments	32.372	11.478	19.297	39.127	(35.535)

Net increase (decrease) in Accumulation Unit Value	35.606	14.396	22.144	41.177	(33.697)
Accumulation Unit Value: Beginning of year	206.533	192.137	169.993	128.816	162.513

End of year	$242.139	$206.533	$192.137	$169.993	$128.816

Total Return*	17.24%	7.49%	13.03%	31.97%	(20.73%)
Ratios to Average Net Assets:
Expenses	0.49%	0.46%	0.41%	0.52%	0.44%
Investment income-net	1.44%	1.49%	1.63%	1.43%	1.28%
Portfolio turnover rate	50.79%	58.24%	57.85%	47.46%	31.19%
Accumulation Units outstanding at end of year (in thousands)	469,488	484,028	494,584	499,306	493,295
Accumulation Fund Net Assets (in thousands)	113,675,149	99,967,674	95,028,020	84,878,666	63,544,534
Net Assets at end of year (in thousands)	$131,096,631	$115,863,689	$110,781,826	$99,624,341	$75,551,091

*	Based on per accumulation data.

102 |	2006 Annual Report College Retirement Equities Fund

Notes to financial statements	continued

	Global Equities Account

	For the Years Ended December 31,

	2006	2005	2004	2003	2002

Per Accumulation Unit Data:*
Investment income	$1.716	$1.641	$1.462	$1.249	$0.956
Expenses	0.481	0.397	0.323	0.325	0.281

Investment income-net	1.235	1.244	1.139	0.924	0.675
Net realized and unrealized gain (loss) on total investments	14.969	6.205	8.064	16.227	(14.853)

Net increase (decrease) in Accumulation Unit Value	16.204	7.449	9.203	17.151	(14.178)
Accumulation Unit Value:
Beginning of year	84.887	77.438	68.235	51.084	65.262

End of year	$101.091	$84.887	$77.438	$68.235	$51.084

Total Return*	19.09%	9.62%	13.49%	33.57%	(21.72%)
Ratios to Average Net Assets:
Expenses	0.52%	0.50%	0.46%	0.57%	0.49%
Investment income-net	1.35%	1.57%	1.62%	1.60%	1.18%
Portfolio turnover rate	137.49%	136.83%	74.13%	139.61%	95.70%
Accumulation Units outstanding at end of year (in thousands)	151,295	139,042	129,787	117,021	104,438
Accumulation Fund Net Assets (in thousands)	15,293,183	11,802,797	10,050,446	7,984,938	5,335,182
Net Assets at end of year (in thousands)	$15,674,197	$12,101,215	$10,311,276	$8,204,411	$5,497,690

*	Based on per accumulation unit data.

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Notes to financial statements	continued

	Growth Account

	For the Years Ended December 31,

	2006	2005	2004	2003	2002

Per Accumulation Unit Data:*
Investment income	$0.625	$0.520	$0.672	$0.606	$0.488
Expenses	0.321	0.291	0.249	0.265	0.231

Investment income-net	0.304	0.229	0.423	0.341	0.257
Net realized and unrealized gain (loss) on total investments	3.066	2.935	3.005	11.572	(18.704)

Net increase (decrease) in Accumulation Unit Value	3.370	3.164	3.428	11.913	(18.447)
Accumulation Unit Value: Beginning of year	61.430	58.266	54.838	42.925	61.372

End of year	$64.800	$61.430	$58.266	$54.838	$42.925

Total Return*	5.49%	5.43%	6.25%	27.75%	(30.06%)
Ratios to Average Net Assets:
Expenses	0.52%	0.50%	0.45%	0.54%	0.46%
Investment income-net	0.49%	0.39%	0.77%	0.70%	0.51%
Portfolio turnover rate	109.28%	87.32%	64.72%	76.41%	53.99%
Accumulation Units outstanding at end of year (in thousands)	181,824	194,004	196,256	197,453	176,249
Accumulation Fund Net Assets (in thousands)	11,779,920	11,917,736	11,435,018	10,827,972	7,565,570
Net Assets at end of year (in thousands)	$11,985,490	$12,127,909	$11,653,744	$11,041,732	$7,743,228

*	Based on per accumulation unit data.

104 |	2006 Annual Report College Retirement Equities Fund

Notes to financial statements	continued

	Equity Index Account

	For the Years Ended December 31,

	2006	2005	2004	2003	2002

Per Accumulation Unit Data:*
Investment income	$1.636	$1.441	$1.400	$1.073	$1.003
Expenses	0.385	0.325	0.256	0.278	0.248

Investment income-net	1.251	1.116	1.144	0.795	0.755
Net realized and unrealized gain (loss) on total investments	11.332	3.320	6.954	15.521	(15.713)

Net increase (decrease) in Accumulation Unit Value	12.583	4.436	8.098	16.316	(14.958)
Accumulation Unit Value: Beginning of year	82.627	78.191	70.093	53.777	68.735

End of year	$95.210	$82.627	$78.191	$70.093	$53.777

Total Return*	15.23%	5.67%	11.55%	30.34%	(21.76%)
Ratios to Average Net Assets:
Expenses	0.43%	0.41%	0.36%	0.46%	0.41%
Investment income-net	1.39%	1.40%	1.60%	1.33%	1.26%
Portfolio turnover rate	9.85%	7.36%	3.27%	3.40%	7.02%
Accumulation Units outstanding at end of year (in thousands)	115,880	116,883	112,708	103,603	86,020
Accumulation Fund Net Assets (in thousands)	11,033,065	9,657,753	8,812,812	7,261,874	4,625,880
Net Assets at end of year (in thousands)	$11,282,570	$9,877,486	$9,018,989	$7,432,047	$4,751,780

*	Based on per accumulation unit data.

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Notes to financial statements	continued

	Bond Market Account

	For the Years Ended December 31,

	2006	2005	2004	2003	2002

Per Accumulation Unit Data:*
Investment income	$3.990	$3.437	$3.265	$2.946	$3.317
Expenses	0.373	0.342	0.292	0.347	0.261

Investment income-net	3.617	3.095	2.973	2.599	3.056
Net realized and unrealized gain (loss) on total investments	(0.467)	(1.414)	0.015	0.377	3.236

Net increase (decrease) in Accumulation Unit Value	3.150	1.681	2.988	2.976	6.292
Accumulation Unit Value: Beginning of year	76.382	74.701	71.713	68.737	62.445

End of year	$79.532	$76.382	$74.701	$71.713	$68.737

Total Return*	4.12%	2.25%	4.17%	4.33%	10.08%
Ratios to Average Net Assets:
Expenses	0.48%	0.45%	0.40%	0.49%	0.41%
Investment income-net	4.69%	4.09%	4.07%	3.69%	4.75%
Portfolio turnover rate	218.63%	275.27%	100.40%	163.84%	249.41%
Accumulation Units outstanding at end of year (in thousands)	78,203	73,664	70,239	73,111	81,952
Accumulation Fund Net Assets (in thousands)	6,219,211	5,626,558	5,246,934	5,243,017	5,633,159
Net Assets at end of year (in thousands)	$6,394,833	$5,797,417	$5,415,938	$5,408,805	$5,786,214

*	Based on per accumulation unit data.

106 |	2006 Annual Report College Retirement Equities Fund

Notes to financial statements	continued

	Inflation-Linked Bond Account

	For the Years Ended December 31,

	2006	2005	2004	2003	2002

Per Accumulation Unit Data:*
Investment income	$1.560	$2.657	$2.028	$1.764	$1.797
Expenses	0.228	0.194	0.166	0.193	0.147

Investment income-net	1.332	2.463	1.862	1.571	1.650
Net realized and unrealized gain (loss) on total investments	(1.339)	(1.316)	1.497	1.395	3.817

Net increase (decrease) in Accumulation Unit Value	(0.007)	1.147	3.359	2.966	5.467
Accumulation Unit Value: Beginning of year	46.443	45.296	41.937	38.971	33.504

End of year	$46.436	$46.443	$45.296	$41.937	$38.971

Total Return*	(0.01%)	2.53%	8.01%	7.61%	16.32%
Ratios to Average Net Assets: Expenses	0.49%	0.43%	0.39%	0.48%	0.41%
Investment income-net	2.83%	5.47%	4.34%	3.93%	4.56%
Portfolio turnover rate	22.77%	23.80%	110.22%	239.72%	31.33%
Accumulation Units outstanding at end of year (in thousands)	77,482	82,764	72,643	57,499	63,825
Accumulation Fund Net Assets (in thousands)	3,597,035	3,843,780	3,290,430	2,411,323	2,487,311
Net Assets at end of year (in thousands)	$3,743,762	$4,000,328	$3,424,643	$2,522,182	$2,570,034

*	Based on per accumulation unit data.

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Notes to financial statements	continued

	Social Choice Account

	For the Years Ended December 31,

	2006	2005	2004	2003	2002

Per Accumulation Unit Data:*
Investment income	$3.687	$2.987	$2.883	$2.418	$2.687
Expenses	0.535	0.465	0.377	0.422	0.337

Investment income-net	3.152	2.522	2.506	1.996	2.350
Net realized and unrealized gain (loss) on total investments	8.412	2.877	6.473	14.293	(10.756)

Net increase (decrease) in Accumulation Unit Value	11.564	5.399	8.979	16.289	(8.406)
Accumulation Unit Value:
Beginning of year	113.958	108.559	99.580	83.291	91.697

End of year	$125.522	$113.958	$108.559	$99.580	$83.291

Total Return*	10.15%	4.97%	9.02%	19.56%	(9.17%)
Ratios to Average Net Assets:
Expenses	0.45%	0.42%	0.37%	0.47%	0.39%
Investment income-net	2.65%	2.29%	2.46%	2.22%	2.75%
Portfolio turnover rate	83.53%	96.97%	36.51%	40.91%	92.82%
Accumulation Units outstanding at end of year (in thousands)	67,385	66,154	62,316	57,111	50,707
Accumulation Fund Net Assets (in thousands)	8,457,623	7,538,737	6,764,931	5,687,041	4,223,421
Net Assets at end of year (in thousands)	$8,732,896	$7,794,417	$7,001,614	$5,893,322	$4,382,250

*	Based on per accumulation unit data.

108 |	2006 Annual Report College Retirement Equities Fund

Notes to financial statements	continued

	Money Market Account

	For the Years Ended December 31,

	2006	2005	2004	2003	2002

Per Accumulation Unit Data:*
Investment income	$1.169	$0.726	$0.307	$0.264	$0.407
Expenses	0.098	0.090	0.078	0.097	0.082

Investment income-net	1.071	0.636	0.229	0.167	0.325
Net realized and unrealized gain (loss) on total investments	—	0.003	(0.006)	(0.004)	(0.005)

Net increase (decrease) in Accumulation Unit Value	1.071	0.639	0.223	0.163	0.320
Accumulation Unit Value:
Beginning of year	22.663	22.024	21.801	21.638	21.318

End of year	$23.734	$22.663	$22.024	$21.801	$21.638

Total Return*	4.73%	2.90%	1.02%	0.75%	1.50%
Ratios to Average Net Assets:
Expenses	0.43%	0.41%	0.36%	0.45%	0.38%
Investment income-net	4.64%	2.86%	1.05%	0.77%	1.51%
Accumulation Units outstanding at end of year (in thousands)	392,914	316,665	297,573	305,732	334,898
Accumulation Fund Net Assets (in thousands)	9,327,073	7,176,389	6,553,688	6,665,202	7,246,632
Net Assets at end of year (in thousands)	$9,570,517	$7,406,045	$6,781,310	$6,907,760	$7,500,125

*	Based on per accumulation unit data.

College Retirement Equities Fund 2006 Annual Report	| 109

Notes to financial statements	continued

Note 5—accumulation units

Changes in the number of Accumulation Units outstanding were as follows:

	Stock Account		Global Equities Account

	For the Year Ended December 31,

	2006	2005	2006	2005

Accumulation Units:
Credited for premiums	16,883,685	18,868,912	10,031,965	10,857,379
Credited (cancelled) for transfers, disbursements and amounts applied to the Annuity Fund	(31,423,916)	(29,424,550)	2,221,256	(1,602,273)
Outstanding:
Beginning of year	484,028,547	494,584,185	139,041,611	129,786,505

End of year	469,488,316	484,028,547	151,294,832	139,041,611

	Growth Account		Equity Index Account

	For the Year Ended December 31,

	2006	2005	2006	2005

Accumulation Units:
Credited for premiums	15,948,285	18,831,085	8,816,726	10,482,186
Credited (cancelled) for transfers, disbursements and amounts applied to the Annuity Fund	(28,128,966)	(21,082,643)	(9,819,785)	(6,307,208)
Outstanding:
Beginning of year	194,004,202	196,255,760	116,883,183	112,708,205

End of year	181,823,521	194,004,202	115,880,124	116,883,183

	Bond Market Account		Inflation-Linked Bond Account

	For the Year Ended December 31,

	2006	2005	2006	2005

Accumulation Units:
Credited for premiums	5,946,001	6,171,620	6,532,389	7,634,851
Credited (cancelled) for transfers, disbursements and amounts applied to the Annuity Fund	(1,406,371)	(2,747,172)	(11,815,100)	2,486,624
Outstanding:
Beginning of year	73,663,784	70,239,336	82,764,467	72,642,992

End of year	78,203,414	73,663,784	77,481,756	82,764,467

110 |	2006 Annual Report College Retirement Equities Fund

Notes to financial statements	concluded

	Social Choice Account		Money Market Account

	For the Year Ended December 31,

	2006	2005	2006	2005

Accumulation Units:
Credited for premiums	4,973,236	5,610,551	40,173,945	37,076,310
Credited (cancelled) for transfers, disbursements and amounts applied to the Annuity Fund	(3,741,940)	(1,772,724)	36,074,930	(17,984,295)
Outstanding:
Beginning of year	66,153,589	62,315,762	316,664,992	297,572,977

End of year	67,384,885	66,153,589	392,913,867	316,664,992

Note 6—line of credit

Each of the Accounts, except the Bond Market and Money Market Accounts, participate in a $1.50 billion unsecured revolving credit facility to be used for temporary purposes, including the funding of participant withdrawals. Certain affiliated accounts and mutual funds, each of which is managed by Investment Management, or an affiliate of Investment Management, also participate in this facility. An annual commitment fee for the credit facility is borne by the respective Accounts. Interest associated with any borrowing under the facility is charged to the borrowing Accounts at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. The Accounts are not liable for borrowings under the facility by affiliated accounts or mutual funds. For the year ended December 31, 2006, there were no borrowings under this credit facility by the Accounts.

Note 7—new accounting pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 establishes for all entities, including pass-through entities such as CREF, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including what jurisdiction the entity may be taxable in), and requires certain expanded tax disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management continues to evaluate the application of the interpretation to the Accounts, and is not in a position at this time to estimate the significance of its impact, if any, on the Accounts’ financial statements.

In September 2006, FASB issued Statement of Accounting Standards No. 157, “Fair Value Measurement” (“SFAS 157”). This new standard applies to all entities that follow US GAAP and their valuation techniques for assets and liabilities. SFAS defines fair value, establishes a framework for measuring fair value under generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. SFAS is effective for financial statements issued for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Accounts’ financial statements.

College Retirement Equities Fund 2006 Annual Report	| 111

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Participants of
College Retirement Equities Fund:

In our opinion, the accompanying statements of assets and liabilities, including the summary portfolios of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Stock Account, Growth Account, Global Equities Account, Money Market Account, Equity Index Account, Bond Market Account, Social Choice Account and Inflation-Linked Bond Account (constituting the College Retirement Equities Fund, hereafter referred to as the “Fund”) at December 31, 2006, and the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended, and in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
____________________________________________

PricewaterhouseCoopers LLP
New York, New York
March 1, 2007

112 |	2006 Annual Report College Retirement Equities Fund

2006 CREF annual meeting | College Retirement Equities Fund (unaudited)

Trustees

On July 18, 2006, at an annual meeting of shareholders, the following persons were elected to serve on the Board:

Nominee	Dollars for	Percent	Dollars withheld	Percent

Eugene Flood, Jr.	$28,423,017,176.35	96.91	$906,816,118.67	3.09

Howell E. Jackson	28,434,454,972.07	96.95	895,378,322.95	3.05

Nancy L. Jacob	28,435,522,201.05	96.95	894,311,093.97	3.05

Bridget A. Macaskill	28,366,236,044.03	96.71	963,597,250.99	3.29

James M. Poterba	28,485,110,297.60	97.12	844,722,997.42	2.88

Maceo K. Sloan	28,359,977,131.89	96.69	969,856,163.13	3.31

Laura T. Starks	28,476,482,457.94	97.09	853,350,837.08	2.91

Ahmed H. Zewail	28,338,223,588.14	96.62	991,609,706.88	3.38

Laura T. Starks was elected to office. Eugene Flood, Jr., Howell E. Jackson, Nancy L. Jacob, Bridget A. Macaskill, James M. Poterba, Maceo K. Sloan, and Ahmed H. Zewail continued in the office.

Independent registered public accounting firm

CREF participants also ratified PricewaterhouseCoopers LLP to serve as the Accounts’ independent registered public accounting firm:

Account	Dollars for	Percent	Dollars against	Percent	Dollars abstain	Percent

Overall CREF Accounts	$28,214,961,809.04	96.20	$428,779,009.46	1.46	$686,092,476.52	2.34

Stock	20,920,509,597.52	96.64	272,778,544.52	1.26	455,097,433.39	2.10

Global	1,728,717,663.96	95.05	39,573,201.55	2.18	50,501,019.82	2.78

Growth	1,127,667,274.49	94.77	28,320,868.81	2.38	33,873,930.75	2.77

Equity Index	1,253,502,978.92	95.19	25,180,702.40	1.91	38,101,579.36	2.89

Bond Market	781,673,435.16	96.20	11,421,651.63	1.41	19,469,143.19	2.40

Inflation-Linked Bond	580,431,528.92	95.66	9,405,415.68	1.55	16,924,256.60	2.79

Social Choice	938,677,452.38	94.45	16,539,205.36	1.66	38,653,660.96	4.09

Money Market	883,781,877.69	93.74	25,559,419.51	2.71	33,471,452.45	3.55

SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2006 Annual Report | 113

Management | Trustees and officers of the College Retirement Equities Fund (unaudited)

Below are the current CREF board of trustees and officers:

DISINTERESTED TRUSTEES

Name, Address and Age	Position(s) Held with CREF	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustees

Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 Date of Birth (“DOB”): 4/25/54	Trustee	One year term. Trustee since 2006.	Retired. Partner (1990-2005) and Head of Global Product Management (2003-2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003-2005).	66

Director and member of the Investment Committee, the Maine Coast Heritage Trusts and the Boston Athaneum; and Investment Committee member, Gulf of Maine Research Institute, Maine Community Foundation and Carnegie Endowment for International Peace.

Eugene Flood, Jr. c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/31/55	Trustee	One year term. Trustee since 2005.	President, and Chief Executive Officer (since 2000) and a Director (since 1994) of Smith Breeden Associates, Inc. (investment advisor).	66	None

Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/4/54	Trustee	One year term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004) and Vice Dean for Budget (since 2003) and on the faculty (since 1989) of Harvard Law School.	66	None

Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/15/43	Chairman of the Board, Trustee	One year term. Trustee since 1979.	President and Founder (since October 2006) of NLJ Advisors,Inc. (investment advisor). Formerly, President and Managing Principal, Windermere Investment Associates (1997-June 2006), Chairman and Chief Executive Officer, CTC Consulting, Inc. (1994-1997) and Executive Vice President, U.S. Trust Company of the Pacific Northwest (1993-1997).	66	Director and Chairman of the Okabena Company (financial services).

114 |	2006 Annual Report College Retirement Equities Fund

Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 8/5/48	Trustee	One year term. Trustee since 2003.	Independent Consultant for Merrill Lynch(since 2003). Formerly, Chairman, Oppenheimer Funds, Inc. (2000-2001). Chief Executive Officer (1995-2001); President (1991-2000); and Chief Operating Officer (1989-1995) of that firm.	66	Director, J Sainsbury plc (food retailer), Prudential plc, International Advisory Board, British-American Business Council and Federal National Mortgage Association (Fannie Mae).

James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 7/13/58	Trustee	One year term. Trustee since 2006.	Head (since 2006) and Associate Head (1994-2000 and 2001–2006) Economics Department, Massachusetts Institute of Technology (MIT), Mitsui Professor of Economics, MIT (1996-present. Program Director, National Bureau of Economic Research (1990-present).	66	The Jeffrey Company (unregistered investment company)

Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/18/49	Trustee	One year term. Trustee since 1991.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman, CEO and CIO, NCM Capital Management Group, Inc. (since 1991); and Chairman and CEO, NCM Capital Advisers Inc. (since 2003).	66	Director, SCANA Corporation (energy holding company) and M&F Bancorp, Inc.

Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 2/17/50	Trustee	One year term. Trustee since 2006.

Chairman, Department of Finance, the Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002-present), and Director, AIM Investment Center, McCombs School of Business, University of Texas at Austin (2000-present); Professor, University of Texas at Austin (1987-present); Fellow, Financial Management Association (2002-present). Associate Dean for Research (2001-2002), Associate Director of Research, the Center for International Business Education and Research, University of Texas at Austin (2002-2003) and Director of the Bureau of Business Research, University of Texas at Austin (2001-2002).

				66	None

College Retirement Equities Fund 2006 Annual Report	| 115

Management | Trustees and officers of the College Retirement Equities Fund (unaudited)	continued

OFFICERS

Name, Address and Age	Position(s) Held with CREF	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Herbert M. Allison, Jr. TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 8/2/43	President and Chief Executive Officer	One-year term. President and Chief Executive Officer since 2002.

Chairman, President and Chief Executive Officer of TIAA and President and Chief Executive Officer of CREF and TIAA Separate Account VA-1 (since 2002). Formerly, President and Chief Executive Officer of TIAA-CREF Mutual Funds, TIAA-CREF Institutional Mutual Funds and TIAA-CREF Life Funds (2002-2/2007). President and Chief Executive Officer of Alliance for 8 Lifelong Learning, Inc. (2000-2002), President, Chief Operating Officer and Member of the Board of Directors of Merrill Lynch & Co., Inc. (1997-1999).

Gary Chinery TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/28/49	Vice President and Treasurer	One-year term. Vice President and Treasurer since 2004.

Vice President and Treasurer of TIAA, CREF and TIAA Separate Account VA-1 (since 2004), Vice President (since 2004) and Treasurer (2004-2/2007) of TIAA-CREF Mutual Funds, TIAA-CREF Institutional Mutual Funds and TIAA-CREF Life Funds (these investment companies, along with CREF and TIAA Separate Account VA-1, are collectively referred to as the “TIAA-CREF Funds Complex”). Formerly, Second Vice President and Associate Treasurer (1998-2003) of Teachers Advisors, Inc. (“Advisors”), TIAA-CREF Investment Management, LLC (“Investment Management”), TIAA-CREF Individual Institutional Services, LLC (“Services”), Teachers Personal Investors Services, Inc. (“TPIS”), TIAA-CREF Tuition Financing, Inc. (“Tuition Financing”), TIAA-CREF Life Insurance Company (“TIAA-CREF Life”) and TCT Holdings, Inc.

Scott C. Evans TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/11/59	Executive Vice President	One-year term. Executive Vice President since 1997.

Principal Executive Officer and President of TIAA-CREF Mutual Funds, TIAA-CREF Institutional Mutual Funds and TIAA-CREF Life Funds (since 2/2007); Executive Vice President (since 1999) of TIAA, CREF and TIAA Separate Account VA-1, and Head of Asset Management (since 2006). Executive Vice President of the TIAA-CREF Funds Complex (2006-2/2007). Director of TPIS (since 2006) and Advisors (since 2004). President and Chief Executive Officer of Investment Management and Advisors, and Manager of Investment Management (since 2004). Formerly, Manager of TIAA Realty Capital Management, LLC (2004-2006), Chief Investment Officer of TIAA (2004-2006) and the TIAA-CREF Funds Complex (2003-2005) and Executive Vice President of CREF Investments (since 1997).

I. Steven Goldstein TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/24/52	Executive Vice President	One-year term. Executive Vice President since 2003.

Executive Vice President, Public Affairs, of TIAA and the TIAA-CREF Funds Complex (since 2003). Formerly, Director, TIAA-CREF Life (2003-2006); Advisor for McKinsey & Company (2003); Vice President, Corporate Communications for Dow Jones & Co. and The Wall Street Journal (2001-2002); and Senior Vice and Chief Communications Officer for Insurance Information Institute (1993-2001).

116 |	2006 Annual Report College Retirement Equities Fund

E. Laverne Jones TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/7/49	Vice President and Corporate Secretary	One-year term. Vice President and Corporate Secretary since 1998.	Vice President and Corporate Secretary of TIAA and the TIAA-CREF Funds Complex (since 1999).

Susan S. Kozik TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 8/20/57	Executive Vice President	One-year term. Executive Vice President since 2003.

Executive Vice President and Chief Technology Officer of TIAA and the TIAA-CREF Funds Complex (since 2003). Formerly, Vice President of IT Operations and Services, Lucent Technologies (2000-2003; and Senior Vice President and Chief Technology Officer, Penn Mutual Life Insurance Company (1997-2000).

George W. Madison TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 10/17/53	Executive Vice President and General Counsel	One-year term. Executive Vice President since 2003.

Executive Vice President and General Counsel of TIAA and the TIAA-CREF Funds Complex (since 2003). Formerly, Executive Vice President, Corporate Secretary, and General Counsel of Comerica Incorporated (1997-2003).

Erwin W. Martens TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/18/56	Executive Vice President	One-year term. Executive Vice President since 2003.

Executive Vice President, Risk Management, of TIAA and the TIAA-CREF Funds Complex (since 2003). Director of Advisors, TPIS, and Manager of Investment Management. Formerly, Managing Director and Chief Risk Officer, Putnam Investments (1999-2003); and Head and Deputy Head of Global Market Risk Management (1997-1999).

Frances Nolan TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 8/4/57	Executive Vice President	One-year term. Executive Vice President since 2000.

Executive Vice President, Individual Client Services, of TIAA and the TIAA-CREF Funds Complex (since 2006). President, Chief Executive Officer and Manager of Services (since 2003). Formerly, Executive Vice President, Client Services, of TIAA and the TIAA-CREF Funds Complex (2003-2005); Director of TPIS, Tuition Financing and TIAA-CREF Life (2003-2006); Formerly, Executive Vice President, Retirement Services, CREF and TIAA (2000-2003); and Vice President, Eastern Division (1994-2000).

Dermot J. O’Brien TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/13/66	Executive Vice President	One-year term. Executive Vice President since 2003.

Executive Vice President, Human Resources, of TIAA and the TIAA-CREF Funds Complex (since 2003). Formerly Director, TIAA-CREF Life (2003-2006); First Vice President and Head of Human Resources, International Private Client Division, Merrill Lynch & Co. (1999-2003); and Vice President and Head of Human Resources, Japan Morgan Stanley (1998-1999).

College Retirement Equities Fund 2006 Annual Report	| 117

Management | Trustees and officers of the College Retirement Equities Fund (unaudited)	concluded

OFFICERS—concluded

Name, Address and Age	Position(s) Held with CREF	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Eric C. Oppenheim TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 7/31/48	Vice President and Acting Chief Compliance Officer	One-year term. Vice President and Acting Chief Compliance Officer since 2005.

Vice President and Acting Chief Compliance Officer of the TIAA-CREF Funds Complex (since 2005). Vice President of Investment Management and Advisors (since 2006). Formerly, Vice President and Acting Chief Compliance Officer of Tuition Financing; Chief Compliance Officer, Advisors and Services (2005-2006), Vice President and Compliance Officer of TIAA (2004-2005); First Vice President and Manager of Compliance and Centralized Trust Functions, Private Banking Division Comerica Incorporated (2001-2004); and Manager of Compliance and Regulatory Affairs, Investment Bank Division, Comerica Incorporated (1993-2001).

Georganne C. Proctor TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 10/25/56	Executive Vice President and Chief Financial Officer	One-year term. Executive Vice President and Chief Financial Officer since 2006.

Executive Vice President and Chief Financial Officer of TIAA, CREF and TIAA Separate Account VA-1 (since 2006). Manager and Executive Vice President of Investment Management, Director and Vice President of TPIS and Advisors (since 2006). Formerly Executive Vice President and Chief Financial Officer of Life Funds, TIAA-CREF Mutual Funds and TIAA-CREF Institutional Mutual Funds (2006-2/2007); Executive Vice President, Finance, Golden West Financial Corporation (2002-2006); and Senior Vice President, Chief Financial Officer and Director, Bechtel Group, Inc. (1999-2002).

Bertram L. Scott TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/26/51	Executive Vice President	One-year term. Executive Vice President since 2000.

Executive Vice President, Strategy Implementation and Policy of TIAA and the TIAA-CREF Funds Complex (since 2006). Director and President of TIAA-CREF Enterprises, Inc. (since 2000) Formerly, Executive Vice President, Product Management of TIAA and TIAA-CREF Funds Complex (2000-2005); Chairman, President and Chief Executive Officer, TIAA-CREF Life (2003-2005); and President and Chief Executive Officer, Horizon Mercy (1996-2000).

Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/58	Executive Vice President	One-year term. Executive Vice President since 2006.

Executive Vice President, Institutional Client Services (since 2006). Director of Tuition Financing and Manager of Services. Formerly Senior Vice President, Pension Products (2003-2006), Vice President, Support Services (1998-2003), of TIAA and the TIAA-CREF Funds Complex.

CREF’s Statement of Additional Information (SAI) includes additional information about CREF’s trustees and is available, without charge, upon request, by calling 877 518-9161.

118 |	2006 Annual Report College Retirement Equities Fund

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HOW TO REACH US

TIAA-CREF WEBSITE
Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options
www.tiaa-cref.org
24 hours a day, 7 days a week

AUTOMATED TELEPHONE SERVICE
Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums.
800 842-2252
24 hours a day, 7 days a week

TELEPHONE COUNSELING CENTER
Retirement saving and planning, income options and payments, and tax reporting
800 842-2776
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

PLANNING AND SERVICE CENTER
TIAA-CREF Mutual Funds, after-tax annuities and life insurance
800 223-1200
8 a.m. to 10 p.m. ET, Monday–Friday

FOR HEARING- OR SPEECH-IMPAIRED PARTICIPANTS
800 842-2755
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

 TIAA-CREF BROKERAGE SERVICES
Self-directed brokerage accounts for
investing in stocks, bonds and mutual
funds
800 927-3059
8 a.m. to 6 p.m. ET, Monday-Friday

TIAA-CREF TRUST COMPANY, FSB
Asset management, trust administration, estate planning, planned giving and endowment management
888 842-9001
8 a.m. to 5 p.m. CT, Monday–Friday

TIAA-CREF TUITION FINANCING, INC.
Tuition financing programs
888 381-8283
8 a.m. to 11 p.m. ET, Monday–Friday

For historical and current performance information for CREF variable annuity accounts, for the TIAA Real Estate Account, or for any of our products, visit the TIAA-CREF website at www.tiaa-cref.org, or call 800 842-2776. A Form 10-K Annual Report and Form 10-Q Quarterly Reports for the TIAA Real Estate Account are available on request.

that contains this and other information. Please read the prospectus carefully before investing. TIAA-CREF Investment Management serves as investment manager to CREF. Teachers Insurance and Annuity Association (TIAA), New York, NY, and TIAA-CREF Life Insurance Co., New York, NY, issue insurance and annuities. TIAA-CREF Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC, member NASD/SIPC. TIAA-CREF Trust Company, FSB, provides trust services. TIAA-CREF Tuition Financing, Inc. (TFI) is the program manager for 529 college savings plans. Investment products are not FDIC insured, may lose value and are not bank guaranteed.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., distribute securities products. You should consider the investment objectives, risks, charges and expenses carefully before investing. Please call 877 518-9161 or visit www.tiaa-cref.org for a prospectus

©2007 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), New York, NY 10017

730 Third Avenue
New York, NY 10017-3206

Printed on recycled paper	A10922
C37686	2/07

Item 2. Code of Ethics.

2(a) The Board of Trustees of the College Retirement Equities Fund (the “Registrant”) has adopted a code of ethics for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b) No response required.

2(c) During the reporting period, there were no amendments to the code of ethics.

2(d) During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

2(e) Not applicable.

2(f) A copy of the current code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee.

3(b) Maceo K. Sloan is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid even the appearance of conflicts of interest, the Registrant, as a policy, does not engage PricewaterhouseCoopers for management advisory or consulting services.

4(a) Audit Fees.

For the fiscal years ended December 31, 2005 and December 31, 2006, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $1,650,700 and $1,300,000, respectively.

4(b) Audit Related Fees.

For the fiscal years ended December 31, 2005 and December 31, 2006, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $25,000, respectively.

For the fiscal years ended December 31, 2005 and December 31, 2006, the Audit-Related Fees billed by PwC to TIAA-CREF Investment Management LLC (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $544,000 and $834,000, respectively.

4(c) Tax Fees.

For the fiscal years ended December 31, 2005 and December 31, 2006, PwC’s aggregate fees for tax services billed to the Registrant were $0 and $0.

For the fiscal years ended December 31, 2005 and December 31, 2006, the Tax Fees billed by PwC to the Fund Service Providers were $0 and $0, respectively.

4(d) All Other Fees.

For the fiscal years ended December 31, 2005 and December 31, 2006, PwC’s aggregate fees for all other services to the Registrant were $0 and $0, respectively.

For the fiscal years ended December 31, 2005 and December 31, 2006, the Other Fees billed by PwC to the Fund Service Providers were $0 and $101,200, respectively.

4(e)(1) Preapproval Policy.

The Registrant’s audit committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2006 and December 31, 2005 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2006 and December 31, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2006 and December 31, 2005 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2006 and December 31, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2006 and December 31, 2005 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2006 and December 31, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f) The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g) Non-Audit Fees for Related Entities.

For the fiscal years ended December 31, 2005 and December 31, 2006, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $544,000 and $960,200, respectively.

4(h) The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
STATEMENT OF INVESTMENTS
December 31, 2006

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)

BONDS - 0.00%**

CORPORATE BONDS - 0.00%**

COMMUNICATIONS - 0.00%**
$ 9,949,900	b,n,v*	Exodus Communications, Inc	5.250%	02/15/08	$-	^
		TOTAL COMMUNICATIONS			-	^

		TOTAL CORPORATE BONDS			-	^
		(Cost $9,950)

GOVERNMENT BONDS - 0.00%**

U.S. TREASURY SECURITIES - 0.00%**
325,000		United States Treasury Note	5.000	02/15/11	329
		TOTAL U.S. TREASURY SECURITIES			329

		TOTAL GOVERNMENT BONDS			329
		(Cost $320)

		TOTAL BONDS			329
		(Cost $10,270)
SHARES

MUTUAL FUNDS - 0.00%**

1,598,400	a,v	First NIS Regional Fund SICAV			16

		TOTAL MUTUAL FUNDS			16
		(Cost $2,797)

PREFERRED STOCKS - 0.01%

COMMUNICATIONS - 0.01%
322,278		ProSiebenSat.1 Media AG.			10,572
		TOTAL COMMUNICATIONS			10,572

INSURANCE CARRIERS - 0.00%**
24,704		Great-West Lifeco, Inc			583
2,631		Great-West Lifeco, Inc			63
		TOTAL INSURANCE CARRIERS			646

TRANSPORTATION EQUIPMENT - 0.00%**
4,279		Porsche AG.			5,445
		TOTAL TRANSPORTATION EQUIPMENT			5,445

		TOTAL PREFERRED STOCKS			16,663
		(Cost $13,981)

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
COMMON STOCKS - 99.82%

ADMINISTRATION OF ECONOMIC PROGRAMS - 0.00%**
26,015,925		Centrais Eletricas Brasileiras S.A.	$583
40,943,233		Centrais Eletricas Brasileiras S.A.	979
		TOTAL ADMINISTRATION OF ECONOMIC PROGRAMS	1,562

AGRICULTURAL PRODUCTION-CROPS - 0.01%
237,889	e*	Chiquita Brands International, Inc	3,799
3,600	e	Cresud S.A. (ADR)	63
213,073		Gallaher Group plc	4,783
19,000		Gudang Garam Tbk PT	22
		TOTAL AGRICULTURAL PRODUCTION-CROPS	8,667

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
231,436	e	Pilgrim's Pride Corp	6,811
2,396		Seaboard Corp	4,229
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	11,040

AGRICULTURAL SERVICES - 0.01%
315,998		AWB Ltd	768
1,716,000		Chaoda Modern Agriculture	1,105
274,285		Yara International ASA	6,236
		TOTAL AGRICULTURAL SERVICES	8,109

AMUSEMENT AND RECREATION SERVICES - 0.27%
1,296,472		Aristocrat Leisure Ltd	16,272
76,500		Aruze Corp	2,198
956,918	e*	Bally Technologies, Inc	17,875
216,522	e*	Bally Total Fitness Holding Corp	530
703,100		Berjaya Sports Toto BHD	957
44,428	v	BETonSPORTS plc	107
8,049	*	bwin Interactive Entertainment	173
92,404	*	Century Casinos, Inc	1,031
582,000		China Travel International Inv HK	190
48,425		Churchill Downs, Inc	2,070
133,559		Dover Downs Gaming & Entertainment, Inc	1,786
146,086		Dover Motorsports, Inc	776
1,355,127	*	Euro Disney SCA	143
7,109	*	GameLoft	43
2,923	*	Gruppo Coin S.p.A.	17
846,762		Harrah's Entertainment, Inc	70,044
14,881		IG Group Holdings plc	85
182,697		International Speedway Corp (Class A)	9,325
205,014		Ladbrokes plc	1,679
112,619	e*	Lakes Entertainment, Inc	1,215
389,138	*	Leapfrog Enterprises, Inc	3,689
3,833,000	*	Leisure & Resorts World Corp	148
174,003	e*	Life Time Fitness, Inc	8,441
645,664	*	Live Nation, Inc	14,463
14,155		Lottomatica S.p.A.	589
247,374	e*	Magna Entertainment Corp	1,116
442,217	e*	Marvel Entertainment, Inc	11,900
119,389	e*	Melco PBL Entertainment Macau Ltd (ADR)	2,538
10,000		Mizuno Corp	63
133,849	*	MTR Gaming Group, Inc	1,636

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
154,097	e*	Multimedia Games, Inc	$1,479
297,833		Nintendo Co Ltd	77,333
65,959		OPAP S.A.	2,549
32,200		Oriental Land Co Ltd	1,686
509	*	Pacific Golf Group International Holdings	633
14,528		Paddy Power plc	289
420,403		PartyGaming plc	261
422,774	*	Penn National Gaming, Inc	17,596
337,654	*	Pinnacle Entertainment, Inc	11,190
428,035		Publishing & Broadcasting Ltd	7,213
203,741		Rank Group plc	932
183		Round One Corp	541
276,300		Sega Sammy Holdings, Inc	7,453
440,776	e*	Six Flags, Inc	2,310
274,019		Sky City Entertainment Group Ltd	992
10,752	*	Snai S.p.A.	94
91,179		Speedway Motorsports, Inc	3,501
87,494		Sportingbet plc	74
363,900	*	Sunterra Corp	4,385
726,790		TABCORP Holdings Ltd	9,667
174,100		Tanjong plc	711
649,277		Tattersall's Ltd	2,004
49,000	*	Town Sports International Holdings, Inc	807
603,777		Warner Music Group Corp	13,857
422,436		Westwood One, Inc	2,982
415,660		William Hill plc	5,144
152,481	e*	WMS Industries, Inc	5,315
119,537		World Wrestling Entertainment, Inc	1,948
		TOTAL AMUSEMENT AND RECREATION SERVICES	354,045

APPAREL AND ACCESSORY STORES - 0.68%
632,287		Abercrombie & Fitch Co (Class A)	44,026
364,452	*	Aeropostale, Inc	11,251
1,337,808		American Eagle Outfitters, Inc	41,753
622,953	*	AnnTaylor Stores Corp	20,458
37,000		Aoyama Trading Co Ltd	1,110
130,417	e	Bebe Stores, Inc	2,581
284,374		Brown Shoe Co, Inc	13,576
67,168		Buckle, Inc	3,415
144,280		Burberry Group plc	1,824
74,091	*	Cache, Inc	1,870
282,050	e*	Carter's, Inc	7,192
170,956	e*	Casual Male Retail Group, Inc	2,231
178,059		Cato Corp (Class A)	4,079
171,939	*	Charlotte Russe Holding, Inc	5,287
704,664	e*	Charming Shoppes, Inc	9,534
773,437	*	Chico's FAS, Inc	16,002
130,144	*	Children's Place Retail Stores, Inc	8,267
225,739		Christopher & Banks Corp	4,212
37,213	e*	Citi Trends, Inc	1,475
436,802		Claire's Stores, Inc	14,476
28,528		DEB Shops, Inc	753
388,050	e*	Dress Barn, Inc	9,053
117,869	e*	DSW, Inc (Class A)	4,546
188,320		Edgars Consolidated Stores Ltd	1,047
33,000		Fast Retailing Co Ltd	3,150

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
253,335		Finish Line, Inc (Class A)	$3,618
642,229		Foot Locker, Inc	14,084
136,072		Foschini Ltd	1,114
7,296,671		Gap, Inc	142,285
951,000		Giordano International Ltd	520
586,415	e*	Hanesbrands, Inc	13,851
801,847		Hennes & Mauritz AB (B Shares)	40,526
272,357	*	HOT Topic, Inc	3,633
170,350		Inditex S.A.	9,177
343,587	*	J Crew Group, Inc	13,245
135,206	e*	Jo-Ann Stores, Inc	3,326
254,828	e*	JOS A Bank Clothiers, Inc	7,479
2,455,219	*	Kohl's Corp	168,011
1,559,895		Limited Brands, Inc	45,143
5,805		Lindex AB	74
3,500	*	Lotte Shopping Co Ltd	1,453
94,618	e*	New York & Co, Inc	1,238
1,788,032		Nordstrom, Inc	88,222
430,492	*	Pacific Sunwear Of California, Inc	8,429
559,119	*	Payless Shoesource, Inc	18,350
851,332		Ross Stores, Inc	24,944
68,979	*	Shoe Carnival, Inc	2,180
164,713		Stage Stores, Inc	5,006
37,367	e*	Syms Corp	744
137,755	e	Talbots, Inc	3,320
143,984		Truworths International Ltd	658
366,024	*	Tween Brands, Inc	14,615
233,726	e*	Under Armour, Inc (Class A)	11,792
496,617	*	Urban Outfitters, Inc	11,437
576,410	e*	Wet Seal, Inc (Class A)	3,845
67,006	e*	Wilsons The Leather Experts, Inc	137
214,001		Woolworths Holdings Ltd	549
		TOTAL APPAREL AND ACCESSORY STORES	896,173

APPAREL AND OTHER TEXTILE PRODUCTS - 0.21%
89,000		Asics Corp	1,117
891,923		Benetton Group S.p.A.	17,025
82,238	e	Columbia Sportswear Co	4,581
1,600,000		Debenhams plc	5,944
147,155	e*	Guess ?, Inc	9,334
154,000		Gunze Ltd	774
271,517	*	Gymboree Corp	10,361
160,669	*	Hartmarx Corp	1,134
1,014,312		Jones Apparel Group, Inc	33,908
230,344	e	Kellwood Co	7,491
16,013	*	LG Fashion Corp	362
140,000		Li Ning Co Ltd	224
504,711	e	Liz Claiborne, Inc	21,935
231,101	*	Maidenform Brands, Inc	4,188
4,833		Mariella Burani S.p.A.	130
1,486,514		Mitsubishi Rayon Co Ltd	9,993
1,304,163		Nisshinbo Industries, Inc	13,512
86,100		Onward Kashiyama Co Ltd	1,099
378,865		Phillips-Van Heusen Corp	19,008
482,377		Polo Ralph Lauren Corp	37,461
716,620	e*	Quiksilver, Inc	11,287

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
12,000	*	Renown, Inc	$119
48,200		Shimamura Co Ltd	5,537
452		Ten Cate NV	14
44,000		Tokyo Style Co Ltd	476
1,601,000		Toyobo Co Ltd	4,830
76,189	e*	True Religion Apparel, Inc	1,166
453,133		VF Corp	37,193
68,000		Wacoal Holdings Corp	924
299,599	e*	Warnaco Group, Inc	7,604
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	268,731

AUTO REPAIR, SERVICES AND PARKING - 0.05%
275,426		Aisin Seiki Co Ltd	9,234
58,657	*	Amerco, Inc	5,104
44,340	e	Bandag, Inc	2,236
48,775		Bandag, Inc (Class A)	2,437
67,395	e	Central Parking Corp	1,213
149,706	*	Dollar Thrifty Automotive Group, Inc	6,828
717		Haldex AB	17
88,274	*	Midas, Inc	2,030
63,196		Monro Muffler, Inc	2,218
70,600		NOK Corp	1,388
7,866		Northgate plc	186
52,500		Park24 Co Ltd	673
301,025	*	PHH Corp	8,691
244,351		Ryder System, Inc	12,476
2,579		Sixt AG.	145
2,838		Sixt AG.	111
38,499	e*	Standard Parking Corp	1,479
98,100		Sumitomo Rubber Industries, Inc	1,267
611,131		T RAD Co Ltd	2,958
233,610	*	Wright Express Corp	7,282
		TOTAL AUTO REPAIR, SERVICES AND PARKING	67,973

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.16%
499,214		Advance Auto Parts	17,752
48,136	e*	America's Car-Mart, Inc	571
180,309		Asbury Automotive Group, Inc	4,248
890,418	*	Autonation, Inc	18,984
525,100	*	Autozone, Inc	60,680
188,144		Canadian Tire Corp (Class A)	11,436
458,599	*	Carmax, Inc	24,595
313,636	*	Copart, Inc	9,409
522,094	*	CSK Auto Corp	8,954
37,412		Jardine Cycle & Carriage Ltd	361
95,203	e	Lithia Motors, Inc (Class A)	2,738
90,966	e*	MarineMax, Inc	2,359
68,120		MOL Hungarian Oil and Gas plc	7,726
5,000		Nissin Kogyo Co Ltd	128
526,181	*	O'Reilly Automotive, Inc	16,869
120,499	*	Rush Enterprises, Inc (Class A)	2,039
172,196		Sonic Automotive, Inc (Class A)	5,001
290,253		Suzuki Motor Corp	8,195
25,000		Toyo Tire & Rubber Co Ltd	121
249,283	e	United Auto Group, Inc	5,876
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	208,042

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
BUILDING MATERIALS AND GARDEN SUPPLIES - 0.68%
120,000		Anhui Conch Cement Co Ltd	$400
79,002	*	Builders FirstSource, Inc	1,409
124,615	e*	Central Garden & Pet Co	6,034
607,465		Fastenal Co	21,796
70,097		Grafton Group plc	1,171
13,079,559		Home Depot, Inc	525,275
19,500		Keiyo Co Ltd	118
759,679		Kingfisher plc	3,548
8,058,530		Lowe's Cos, Inc	251,023
2,000		Nichias Corp	15
158,170	*	RONA, Inc	2,848
1,119,669		Sherwin-Williams Co	71,188
35,460		Travis Perkins plc	1,377
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	886,202

BUSINESS SERVICES - 6.03%
354,503	e*	@Road, Inc	2,588
282,254	e*	24/7 Real Media, Inc	2,554
2,248,470	*	3Com Corp	9,241
72,344	e*	3D Systems Corp	1,155
256,276		Aaron Rents, Inc	7,376
253,776		ABM Industries, Inc	5,763
155,118	*	Acacia Research (Acacia Technologies)	2,075
614,000		Accenture Ltd (Class A)	22,675
86	*	Access Co Ltd	397
77,606	e*	Access Integrated Technologies, Inc (Class A)	677
7,854		Acciona S.A.	1,463
1,947,595	*	Activision, Inc	33,577
324,010	*	Actuate Corp	1,925
647,224		Acxiom Corp	16,601
1,838,421		Adecco S.A.	125,604
197,441		Administaff, Inc	8,445
4,239,303	*	Adobe Systems, Inc	174,320
36,449		Adsteam Marine Ltd	72
131,841	*	Advent Software, Inc	4,653
185,992	*	Advo, Inc	6,063
780,430		Aegis Group plc	2,139
354,531	*	AerCap Holdings NV	8,218
543,943	*	Affiliated Computer Services, Inc (Class A)	26,566
226,737		Aggreko plc	1,933
321,021	*	Agile Software Corp	1,974
1,141,019	*	Akamai Technologies, Inc	60,611
2,500	*	Aladdin Knowledge Systems	49
434,459	*	Alliance Data Systems Corp	27,141
91,600		Alpha Systems, Inc	2,756
150,341	*	Altiris, Inc	3,816
98	*	Amdocs Ltd	4
146,982	e*	American Reprographics Co	4,896
2,100	*	AMICAS, Inc	6
247,012	*	AMN Healthcare Services, Inc	6,803
144,132	*	Ansoft Corp	4,007
202,484	*	Ansys, Inc	8,806
82,111	e*	Applied Digital Solutions, Inc	149
434,971	e*	aQuantive, Inc	10,726

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
400	*	Arbinet-thexchange, Inc	$2
182,327		Arbitron, Inc	7,920
201,800		Argo 21 Corp	1,704
406,024	e*	Ariba, Inc	3,143
623,886	*	Art Technology Group, Inc	1,454
21,100		Asatsu-DK, Inc	670
296,885	e*	Aspen Technology, Inc	3,272
120,473	*	Asset Acceptance Capital Corp	2,026
22,436	*	Atari, Inc	13
53,517	*	Atos Origin S.A.	3,174
141,504	*	Audible, Inc	1,122
1,600	e*	Autobytel, Inc	6
1,441,796	*	Autodesk, Inc	58,335
3,275,801		Automatic Data Processing, Inc	161,333
1,662	*	Autonomy Corp plc	17
257,663		Autostrade S.p.A.	7,411
652,231	*	Avis Budget Group, Inc	14,147
268,009	e*	Avocent Corp	9,072
59,908	e*	Bankrate, Inc	2,274
40,414		Barrett Business Services	946
3,204,666	*	BEA Systems, Inc	40,315
1,074,668	e*	BearingPoint, Inc	8,458
1,676		Bechtle AG.	43
707,447	*	BISYS Group, Inc	9,133
307,893		Blackbaud, Inc	8,005
157,040	e*	Blackboard, Inc	4,717
145,554	e*	Blue Coat Systems, Inc	3,486
1,466,061	*	BMC Software, Inc	47,207
467,778	*	Borland Software Corp	2,545
101,557	e*	Bottomline Technologies, Inc	1,163
263,332		Brady Corp (Class A)	9,817
225,590		Brink's Co	14,420
55,851	e*	BroadVision, Inc	44
135,259	*	Business Objects S.A.	5,308
1,858,697		CA, Inc	42,099
788,100		CAC Corp	6,563
178,610	*	CACI International, Inc (Class A)	10,091
1,377,594	*	Cadence Design Systems, Inc	24,673
278,288		Cap Gemini S.A.	17,468
3,400		Capcom Co Ltd	61
1,200	*	Capella Education Co	29
2,700	*	Captaris, Inc	21
2,100	*	Carreker Corp	16
286,131		Catalina Marketing Corp	7,869
442,337	e*	CBIZ, Inc	3,083
600,222	*	Ceridian Corp	16,794
285,797	e*	Cerner Corp	13,004
412	*	CGI Group, Inc	3
496,973	*	CGI Group, Inc (Class A)	3,465
86,200	*	Check Point Software Technologies	1,890
411,290	*	Checkfree Corp	16,517
108	*	Cheil Communications, Inc	27
413,683	*	ChoicePoint, Inc	16,291
514,795	*	Chordiant Software, Inc	1,704
327,531	*	Ciber, Inc	2,221
163,463		Cintra Concesiones de Infraestructuras de Transporte S.A.	2,740

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,117,131	*	Citrix Systems, Inc	$30,218
14,888	*	Clayton Holdings, Inc	279
168,407	e*	Clear Channel Outdoor Holdings, Inc (Class A)	4,700
2,800,081	e*	CMGI, Inc	3,752
850,699	*	CNET Networks, Inc	7,733
36,157		Coates Hire Ltd	167
122,618	*	Cogent Communications Group, Inc	1,989
209,593	e*	Cogent, Inc	2,308
268,647	e	Cognex Corp	6,399
747,424	*	Cognizant Technology Solutions Corp (Class A)	57,671
166,122	*	Cognos, Inc	7,059
3,820	*	Commvault Systems, Inc	76
15,528		Computacenter plc	82
47,300		Computer Programs & Systems, Inc	1,608
1,314,724	*	Computer Sciences Corp	70,167
1,048,361		Computershare Ltd	7,365
1,878,594	*	Compuware Corp	15,649
122,709	*	COMSYS IT Partners, Inc	2,480
175,139	e*	Concur Technologies, Inc	2,809
163,161	e*	Convera Corp (Class A)	749
1,310,653	*	Convergys Corp	31,167
258,000		COSCO Pacific Ltd	606
93,181	e*	CoStar Group, Inc	4,991
173,915	*	Covansys Corp	3,991
475,234	*	CSG Systems International, Inc	12,703
42,574		CSK Holdings Corp	1,817
170,268	*	Cybersource Corp	1,876
47,307		Dassault Systemes S.A.	2,510
61,120	*	DealerTrack Holdings, Inc	1,798
400,678		Deluxe Corp	10,097
11	*	Dena Co Ltd	36
304,418	*	Dendrite International, Inc	3,260
1,093		Dentsu, Inc	3,205
9,024	*	Digimarc Corp	80
204,981	*	Digital Insight Corp	7,890
237,053	e*	Digital River, Inc	13,225
2,800	e*	DivX, Inc	65
61,051	e*	Double-Take Software, Inc	786
330,183	*	DST Systems, Inc	20,679
1,142,518	*	DynCorp International, Inc (Class A)	18,132
14,314		eAccess Ltd	8,083
1,445,316	*	Earthlink, Inc	10,262
7,173,603	*	eBay, Inc	215,710
176,355	e*	Echelon Corp	1,411
255,448	e*	Eclipsys Corp	5,252
106,729	e*	eCollege.com, Inc	1,670
1,053	*	Econtext, Inc	1,787
278,982	*	eFunds Corp	7,672
104,002	*	Electro Rent Corp	1,737
1,743,500	*	Electronic Arts, Inc	87,803
3,534,743		Electronic Data Systems Corp	97,382
212,400	*	Elpida Memory, Inc	11,673
109,471	e*	Emageon, Inc	1,681
23,916	*	Emblaze Ltd	58
906,196	e*	Emdeon Corp	11,228
207,487	*	Entrust, Inc	886

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
400	v*	Envision Development Corp	$-	^
324,638	*	Epicor Software Corp	4,386
82,169	e*	EPIQ Systems, Inc	1,394
899,145		Equifax, Inc	36,505
162,962	e*	Equinix, Inc	12,323
12,577	e*	Escala Group, Inc	97
229,124	e*	eSpeed, Inc (Class A)	2,000
409,887	e*	Evergreen Energy, Inc	4,054
1,700	*	ExlService Holdings, Inc	36
1,053,358	*	Expedia, Inc	22,099
200,466	*	F5 Networks, Inc	14,877
269,085		Factset Research Systems, Inc	15,198
327,615		Fair Isaac Corp	13,318
188,167	e*	FalconStor Software, Inc	1,628
2,292		Fidec Corp	4,083
992,912		Fidelity National Information Services, Inc	39,806
40,469	e*	First Advantage Corp (Class A)	929
166,481		First Choice Holidays plc	929
4,653,838		First Data Corp	118,766
1,013,571	*	Fiserv, Inc	53,131
94,594	*	Focus Media Holding Ltd (ADR)	6,280
118,439	*	Forrester Research, Inc	3,211
93,849	e*	FTD Group, Inc	1,679
4,700		FUJI SOFT, Inc	111
3,247,808		Fujitsu Ltd	25,490
39		Future System Consulting Corp	33
68,475		Fuyo General Lease Co Ltd	2,060
324,249	*	Gartner, Inc	6,417
367,000		GeoVision, Inc	1,841
126,271	*	Gerber Scientific, Inc	1,586
547,671		Getronics NV	4,439
238,133	*	Getty Images, Inc	10,197
152,331	e	Gevity HR, Inc	3,609
170,279	*	Global Cash Access, Inc	2,764
60,381		GN Store Nord	893
738		Goodwill Group, Inc	602
1,322,792	*	Google, Inc (Class A)	609,119
928,479		Group 4 Securicor plc	3,418
61,826		Gruppo Editoriale L'Espresso S.p.A.	336
66,439	*	H&E Equipment Services, Inc	1,646
15,740		Hakuhodo DY Holdings, Inc	1,022
1,329,221		Hays plc	4,145
158,912		Healthcare Services Group	4,602
78,191	e	Heartland Payment Systems, Inc	2,209
171,438	*	Heidrick & Struggles International, Inc	7,262
5,099		Hellaby Holdings Ltd	18
5,076,712		Huabao International Holdings Ltd	2,754
200,289	e*	Hudson Highland Group, Inc	3,341
297,730	*	Hypercom Corp	1,891
505,718	*	Hyperion Solutions Corp	18,176
53,448	e*	i2 Technologies, Inc	1,220
61,338	e*	ICT Group, Inc	1,938
12,831		I-Flex Solutions Ltd	565
130,656	*	iGate Corp	899
123,860	*	IHS, Inc (Class A)	4,890
1,214,189		IMS Health, Inc	33,366

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
377,452		Indra Sistemas S.A.	$9,272
113,579	e*	Infocrossing, Inc	1,851
505,094	e*	Informatica Corp	6,167
427,900	a	Information Development Co	3,312
254,839	*	Infospace, Inc	5,227
258,988		Infosys Technologies Ltd	13,118
9,000	e	Infosys Technologies Ltd (ADR)	491
254,248		infoUSA, Inc	3,028
18,491	e*	Innerworkings, Inc	295
61,958	*	Innovation Group plc	38
75,586	e*	Innovative Solutions & Support, Inc	1,287
58,484		Integral Systems, Inc	1,355
15,832	a	Intelligent Wave, Inc	13,703
211,823		Interactive Data Corp	5,092
234,447	e*	Internap Network Services Corp	4,658
226,064	*	Internet Capital Group, Inc	2,319
51,518		Interpool, Inc	1,203
2,122,732	e*	Interpublic Group of Cos, Inc	25,982
327,703	*	Interwoven, Inc	4,807
1,726,269	*	Intuit, Inc	52,668
241,324	*	inVentiv Health, Inc	8,531
341,812	e*	Ipass, Inc	2,010
950,380	e*	Iron Mountain, Inc	39,289
11,007	*	iSOFT Group plc	12
455,753	e	Jack Henry & Associates, Inc	9,753
170,171	e*	JDA Software Group, Inc	2,343
5,537,358	*	Juniper Networks, Inc	104,878
126,665	e*	Jupitermedia Corp	1,003
965		Kakaku.com, Inc	3,130
54,624	*	Kana Software, Inc	172
178,748	e*	Kanbay International, Inc	5,143
284,041	*	Keane, Inc	3,383
108,529		Kelly Services, Inc (Class A)	3,141
86,644	*	Kenexa Corp	2,882
900	*	Keynote Systems, Inc	10
235,372	*	Kforce, Inc	2,864
649,335	*	Kinetic Concepts, Inc	25,681
1,685	*	KK DaVinci Advisors	1,671
88,926	*	Knot, Inc	2,333
60,558		Konami Corp	1,832
436,329	*	Korn/Ferry International	10,018
188,340	*	Kronos, Inc	6,920
462,371	*	Labor Ready, Inc	8,475
361,747	*	Lamar Advertising Co (Class A)	23,655
798,474	e*	Lawson Software, Inc	5,901
1,260,000		Lenovo Group Ltd	512
343,716	*	Lionbridge Technologies	2,214
59,932	*	Liquidity Services, Inc	1,031
3,340,468		LogicaCMG plc	12,165
102,732	*	LoJack Corp	1,755
348		Macromill, Inc	871
298,943	*	Magma Design Automation, Inc	2,670
3,598	e*	Majesco Entertainment Co	5
255,631	*	Manhattan Associates, Inc	7,689
578,931		Manpower, Inc	43,379
160,850	*	Mantech International Corp (Class A)	5,924

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
132,027	*	Mapinfo Corp	$1,723
122,880	e	Marchex, Inc (Class B)	1,644
60,681	e*	Marlin Business Services, Inc	1,458
300,620	e	Mastercard, Inc (Class A)	29,608
1,071,303	*	McAfee, Inc	30,404
457,559	e*	Mentor Graphics Corp	8,250
239,012		Michael Page International plc	2,116
55,676,110		Microsoft Corp	1,662,489
79,949	e*	MicroStrategy, Inc (Class A)	9,115
205,019	e*	Midway Games, Inc	1,431
331,351		Misys plc	1,403
92		Monex Beans Holdings, Inc	72
485,414		MoneyGram International, Inc	15,223
674,068	*	Monster Worldwide, Inc	31,439
609,938	*	Move, Inc	3,361
625,481	*	MPS Group, Inc	8,869
3,500	*	Napster, Inc	13
406,214	*	NAVTEQ Corp	14,205
793,041	*	NCR Corp	33,910
5,079	*	NCSoft Corp	291
2,127,946		NEC Corp	10,174
115,725	e*	Neoware, Inc	1,529
128,610	e*	Ness Technologies, Inc	1,834
233,496	e*	NetFlix, Inc	6,038
80,950	*	Netratings, Inc	1,417
140,475	*	Netscout Systems, Inc	1,166
8,154	*	Network Equipment Technologies, Inc	47
1,100		NextCom K.K.	359
14,663	*	NHN Corp	1,799
294,171	*	NIC, Inc	1,462
215,365		Nippon System Development Co Ltd	6,841
382,234		Nippon Systemware Co Ltd	2,104
115,600		Nomura Research Institute Ltd	16,766
34,855		Northgate Information Solutions plc	59
3,958,831	*	Novell, Inc	24,545
7,585		NTT Data Corp	37,987
724,445	e*	Nuance Communications, Inc	8,302
25,740		Obic Co Ltd	5,327
1,344,951		Omnicom Group, Inc	140,601
16,410	*	Omniture, Inc	231
220,297	*	On Assignment, Inc	2,588
124,662	*	Online Resources Corp	1,273
116,639	e*	Open Solutions, Inc	4,390
151,887	*	Open Text Corp	3,115
88,044	*	Opnet Technologies, Inc	1,272
459,787	e*	Opsware, Inc	4,055
25,181,900	*	Oracle Corp	431,618
176,300		Oracle Corp Japan	8,163
9,000		Otsuka Corp	915
400	*	Overland Storage, Inc	2
264,850	*	Packeteer, Inc	3,602
643,081	*	Parametric Technology Corp	11,588
275,000		PCA Corp	4,333
1,700	*	PC-Tel, Inc	16
110,353	e*	PDF Solutions, Inc	1,595
115,368	e	Pegasystems, Inc	1,139

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
104,272	*	PeopleSupport, Inc	$2,195
142,235	e*	Perficient, Inc	2,334
532,215	e*	Perot Systems Corp (Class A)	8,723
188,790	*	Phase Forward, Inc	2,828
55,892	*	Phoenix Technologies Ltd	252
340,000		Pico Far East Holdings Ltd	70
100	*	PLATO Learning, Inc	1
93,125	e*	Portfolio Recovery Associates, Inc	4,348
1,942,300		POS Malaysia & Services Holdings BHD	2,753
1,300	*	Possis Medical, Inc	18
121,779	e*	PRA International	3,077
386,125	*	Premiere Global Services, Inc	3,645
250,843	*	Progress Software Corp	7,006
16,628		Prokom Software S.A.	781
1,949		Prokom Software S.A. (GDR)	53
26,993		Promotora de Informaciones S.A.	471
12,352	*	Proxymed, Inc	57
77,522		Public Power Corp	1,965
128,502		QAD, Inc	1,078
95,488	e	Quality Systems, Inc	3,559
375,433	*	Quest Software, Inc	5,500
139,963	*	Radiant Systems, Inc	1,461
128,555	*	Radisys Corp	2,143
11,400	*	RADWARE Ltd	181
34,697	*	Rakuten, Inc	16,182
42,703		Randstad Holdings NV	2,954
16,136	e*	Raser Technologies, Inc	99
846,180	e*	RealNetworks, Inc	9,257
827,168	e*	Red Hat, Inc	19,025
439,344	e*	Redback Networks, Inc	10,957
47,464	e	Renaissance Learning, Inc	842
399,748	*	Rent-A-Center, Inc	11,797
1,506,178		Rentokil Initial plc	4,888
257	*	Retalix Ltd	4
1,081,784		Reuters Group plc	9,431
237,241	e*	Rewards Network, Inc	1,649
86,274	e*	RightNow Technologies, Inc	1,486
40,665		Ritchie Bros Auctioneers, Inc	2,179
996,727		Robert Half International, Inc	36,999
172,215		Rollins, Inc	3,808
399,640	*	S1 Corp	2,202
4,580	*	S1 Corp	213
143,639	*	SafeNet, Inc	3,439
55,716	e*	SAFLINK Corp	7
601,759		Sage Group plc	3,193
669,849	e*	Salesforce.com, Inc	24,416
1,276,812		SAP AG.	67,856
472,659	e*	Sapient Corp	2,595
6,800		Satyam Computer Services Ltd (ADR)	163
5,485	*	SCI Entertainment Group plc	53
296,602		Secom Co Ltd	15,378
317,416	*	Secure Computing Corp	2,082
233,649		Securitas AB (B Shares)	3,626
19,842		Seek Ltd	92
1,270,913		ServiceMaster Co	16,662
3,091		SGS S.A.	3,445

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
60,534	e*	SI International, Inc	$1,962
454		SimCorp A/S	112
1,287,732		Singapore Post Ltd	915
336,514	e*	Sitel Corp	1,420
118,008	e*	Smith Micro Software, Inc	1,674
18,905		Societe Des Autoroutes Paris-Rhin-Rhone	1,510
1,305		Software AG.	103
150,530	*	Sohu.com, Inc	3,613
165,129,862	a	Solomon Systech International Ltd	25,688
537,760	*	SonicWALL, Inc	4,528
1,559,517	e*	Sonus Networks, Inc	10,277
289,512		Sorun Corp	2,798
364,631		Sotheby's	11,311
457,165	*	Spherion Corp	3,397
147,609	*	SPSS, Inc	4,439
276,000		Square Enix Co Ltd	7,236
260,446	*	SRA International, Inc (Class A)	6,964
62,687		Startek, Inc	849
60,945	e*	Stratasys, Inc	1,914
14,395		STW Communications Group Ltd	37
15,998		Submarino S.A.	524
500		Sumisho Computer Systems Corp	11
26,688,673	*	Sun Microsystems, Inc	144,653
96,500		SUNeVision Holdings Ltd	13
900	*	SupportSoft, Inc	5
1,011,534	*	Sybase, Inc	24,985
250,792	*	SYKES Enterprises, Inc	4,424
5,412,527	*	Symantec Corp	112,851
9,700	*	Synchronoss Technologies, Inc	133
105,847	*	SYNNEX Corp	2,322
614,505	*	Synopsys, Inc	16,426
45,012	e	Syntel, Inc	1,206
8,080		Taiwan Secom Co Ltd	15
12,733,200		Taiwan-Sogo Shinkong Security Corp	11,938
412,565	e*	Take-Two Interactive Software, Inc	7,327
66,670		TAL International Group, Inc	1,779
53,718	*	Taleo Corp (Class A)	734
184,526		Talx Corp	5,065
71,880		Tata Consultancy Services Ltd	1,985
55,454		Telecom Italia Media S.p.A.	26
92,365	*	Telelogic AB	206
210,907	*	TeleTech Holdings, Inc	5,036
3,679	*	Temenos Group AG.	62
95,101	e	TheStreet.com, Inc	846
370,623	e*	THQ, Inc	12,053
1,210,346	*	TIBCO Software, Inc	11,426
8,436	e*	Tiens Biotech Group USA, Inc	33
20,697	*	Tier Technologies, Inc (Class B)	132
58,094		Tietoenator Oyj	1,874
27,900		TIS, Inc	660
273,852		TKC Corp	4,694
191,790	*	TNS, Inc	3,692
329,963	e	Total System Services, Inc	8,708
148,000		Tradelink Electronic Commerce Ltd	28
149,750	*	TradeStation Group, Inc	2,059
3,700		Trans Cosmos, Inc	77

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
218,413	*	Transaction Systems Architects, Inc	$7,114
21,197	e*	Travelzoo, Inc	635
742,400	*	Trend Micro, Inc	21,772
249,242	*	Trizetto Group, Inc	4,579
9,194	e*	TRM Corp	20
40,985	*	TVN S.A.	351
70,600		UFJ Central Leasing Co Ltd	3,358
132,777	*	Ultimate Software Group, Inc	3,088
200	*	Unica Corp	3
1,574,517	*	Unisys Corp	12,344
481,812		United Online, Inc	6,398
493,078	e*	United Rentals, Inc	12,539
236,521	*	Universal Compression Holdings, Inc	14,690
15,370		USS Co Ltd	1,001
575,203	e*	Valueclick, Inc	13,592
136,220	*	Vasco Data Security International	1,614
70,951	e*	Verint Systems, Inc	2,432
1,930,944	*	VeriSign, Inc	46,439
44,558	e*	Vertrue, Inc	1,711
220,116		Viad Corp	8,937
273,903	*	Vignette Corp	4,675
108,890	*	Volt Information Sciences, Inc	5,467
4,338,357		Waste Management, Inc	159,521
244,265	e*	WebEx Communications, Inc	8,522
30,830	e*	WebMD Health Corp (Class A)	1,234
311,654	*	webMethods, Inc	2,294
396,148	*	Websense, Inc	9,044
91,945	e*	WebSideStory, Inc	1,164
417,872	*	Wind River Systems, Inc	4,283
4,100	e	Wipro Ltd (ADR)	66
209,913	*	Witness Systems, Inc	3,680
10,704,423		WPP Group plc	144,722
14,632		Yahoo! Japan Corp	5,828
11,912,988	*	Yahoo!, Inc	304,258
		TOTAL BUSINESS SERVICES	7,905,214

CHEMICALS AND ALLIED PRODUCTS - 9.24%
14,145	e*	Aastrom Biosciences, Inc	17
12,296,766		Abbott Laboratories	598,975
73,781	b,e,v*	Able Laboratories, Inc	-	^
110,593	e*	Abraxis BioScience, Inc	3,024
138,998	e*	Acadia Pharmaceuticals, Inc	1,222
91,944	*	Acambis plc	186
3,000	*	Actelion Ltd	660
1,402,484	e*	Adams Respiratory Therapeutics, Inc	57,235
86,091	*	Adeza Biomedical Corp	1,284
259,887	e*	Adolor Corp	1,954
46,624	e*	Advanced Magnetics, Inc	2,784
318,869	e*	ADVENTRX Pharmaceuticals, Inc	941
180,882	*	Agrium, Inc	5,668
108,268		Air Liquide S.A.	25,711
1,525,515		Air Products & Chemicals, Inc	107,213
599,000		Air Water, Inc	6,362
1,938,772		Akzo Nobel NV	118,264
163,720	*	Albany Molecular Research, Inc	1,729
170,914		Albemarle Corp	12,272

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
471,127		Alberto-Culver Co	$10,106
3,940		Alexandria Mineral Oils Co	54
195,148	e*	Alexion Pharmaceuticals, Inc	7,882
50,900		Alfresa Holdings Corp	3,075
540,401	e*	Alkermes, Inc	7,225
2,483,781	*	Alliance Boots plc	40,729
198,630	e*	Alnylam Pharmaceuticals, Inc	4,251
338,213	*	Alpharma, Inc (Class A)	8,151
433,627		Altana AG.	26,903
1,936,000		Aluminum Corp of China Ltd	1,792
4,800	e	Aluminum Corp of China Ltd (ADR)	113
258,573	e*	American Oriental Bioengineering, Inc	3,018
101,534	e	American Vanguard Corp	1,614
8,095,085	*	Amgen, Inc	552,975
95	*	Amorepacific Corp	59
14,916	*	Amorepacific Corp	2,727
185,415	*	Anadys Pharmaceuticals, Inc	912
114,949	*	Angiotech Pharmaceuticals, Inc	945
97,288	b,e,m*	Aphton Corp	-	^
135,949		Arch Chemicals, Inc	4,528
260,210	e*	Arena Pharmaceuticals, Inc	3,359
93,805	*	Arkema	4,821
3,893	*	Arqule, Inc	23
309,048	*	Array Biopharma, Inc	3,993
1,259,358		Asahi Kasei Corp	8,244
68,958		Aspen Pharmacare Holdings Ltd	319
468,775		Astellas Pharma, Inc	21,311
2,373,120		AstraZeneca plc	127,501
75,000		AstraZeneca plc (ADR)	4,016
233,177	e*	Atherogenics, Inc	2,311
137,204	*	Auxilium Pharmaceuticals, Inc	2,016
174,456	e*	AVANIR Pharmaceuticals (Class A)	403
159,800	e*	Aventine Renewable Energy Holdings, Inc	3,765
636,413		Avery Dennison Corp	43,232
296,552	e*	AVI BioPharma, Inc	943
2,346,264		Avon Products, Inc	77,521
64,843		Balchem Corp	1,665
712,421	*	Barr Pharmaceuticals, Inc	35,707
700	e*	Barrier Therapeutics, Inc	5
693,164		BASF AG.	67,573
1,493	*	Basilea Pharmaceutica	261
6,456,715		Bayer AG.	346,551
138,075		Beiersdorf AG.	8,953
113,395	e*	Bentley Pharmaceuticals, Inc	1,153
13,861		Biocon Ltd	117
216,896	e*	BioCryst Pharmaceuticals, Inc	2,507
233,708	e*	Bioenvision, Inc	1,084
1,861,616	*	Biogen Idec, Inc	91,573
486,902	*	BioMarin Pharmaceuticals, Inc	7,980
6,977		Biovail Corp	148
406,851	*	Biovail Corp International	8,583
2,211		BorsodChem NyRt	35
185,240	e*	Bradley Pharmaceuticals, Inc	3,812
56,363		Braskem S.A.	396
2,200	e	Braskem S.A. (ADR)	32
9,322,717		Bristol-Myers Squibb Co	245,374

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
7,000,000		C&O Pharmaceutical Technology Holdings Ltd	$1,324
271,625	e	Cabot Corp	11,835
2,100	e*	Cadence Pharmaceuticals, Inc	26
211,117	e*	Calgon Carbon Corp	1,309
158,663		Cambrex Corp	3,605
52,381	*	Caraco Pharmaceutical Laboratories Ltd	733
1,386,251		Celanese Corp (Series A)	35,876
274,649	e*	Cell Genesys, Inc	931
15,962	e*	Cell Therapeutics, Inc	28
342,747	e*	Cephalon, Inc	24,133
319,070		CF Industries Holdings, Inc	8,181
284,060	*	Charles River Laboratories International, Inc	12,286
299,482	e*	Chattem, Inc	14,998
955,767		Chemtura Corp	9,204
103,824		Chugai Pharmaceutical Co Ltd	2,142
285,496	e	Church & Dwight Co, Inc	12,176
45,217		Ciba Specialty Chemicals AG.	3,008
740,487		Cipla Ltd	4,205
273,000	*	CK Life Sciences International Holdings, Inc	25
66,927		Clariant AG.	1,002
955,528		Clorox Co	61,297
128,458	e*	Coley Pharmaceutical Group, Inc	1,245
4,581,509		Colgate-Palmolive Co	298,898
173,174	e*	Combinatorx, Inc	1,500
157,878	e*	Conor Medsystems, Inc	4,946
121,103	*	Cotherix, Inc	1,634
1,860		Croda International plc	21
358,448		CSL Ltd	18,496
311,910	*	Cubist Pharmaceuticals, Inc	5,649
2,600	e*	Curis, Inc	3
182,256	*	Cypress Bioscience, Inc	1,412
1,015,895		Cytec Industries, Inc	57,408
52,759	e*	Cytogen Corp	123
189,961	*	Cytokinetics, Inc	1,421
545,396		Dade Behring Holdings, Inc	21,712
328,000		Daicel Chemical Industries Ltd	2,312
1,138,400		Daiichi Sankyo Co Ltd	35,585
95,099		Dainippon Ink and Chemicals, Inc	371
457,875	e*	Dendreon Corp	1,909
117,637	*	Digene Corp	5,637
84,162	e*	Dov Pharmaceutical, Inc	23
4,968,581		Dow Chemical Co	198,445
223,984		Dr Reddy's Laboratories Ltd	4,105
9,800	e	Dr Reddy's Laboratories Ltd (ADR)	178
258,474		DSM NV	12,771
6,985,857		Du Pont (E.I.) de Nemours & Co	340,281
329,116	e*	Durect Corp	1,461
1,200	e*	Dusa Pharmaceuticals, Inc	5
2,394,717	*	Dyno Nobel Ltd	4,499
344,782		Eastman Chemical Co	20,449
936,802		Ecolab, Inc	42,343
249,900		Eisai Co Ltd	13,733
348,932	*	Elan Corp plc	4,952
6,187	e*	Elan Corp plc (ADR)	91
4,353,980		Eli Lilly & Co	226,842
197,061	*	Elizabeth Arden, Inc	3,754

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
35,500	*	Emergent Biosolutions, Inc	$396
223,977	e*	Emisphere Technologies, Inc	1,185
349,527	e*	Encysive Pharmaceuticals, Inc	1,472
412,473	e*	Enzon Pharmaceuticals, Inc	3,510
48,009	e*	EPIX Pharmaceuticals, Inc	331
848,547		Estee Lauder Cos (Class A)	34,638
88,000		Eternal Chemical Co Ltd	136
245,819	e	Ferro Corp	5,086
224,701		FMC Corp	17,201
1,836,300	*	Forest Laboratories, Inc	92,917
1,767,235		Formosa Plastics Corp	2,934
2,950,825	*	Genentech, Inc	239,400
144,613	e*	Genitope Corp	509
8,328	*	Genmab A/S	560
1,654,053	e*	Genta, Inc	732
1,371,569	*	Genzyme Corp	84,461
202,463	e	Georgia Gulf Corp	3,910
375,651	e*	Geron Corp	3,298
3,420,182	*	Gilead Sciences, Inc	222,072
56,339		GlaxoSmithkline Pharmaceuticals Ltd	1,480
6,016,087		GlaxoSmithKline plc	158,315
261		GlaxoSmithKline plc (ADR)	14
64,689		Glenmark Pharmaceuticals Ltd	881
486,000		Global Bio-Chem Technology Group Co Ltd	164
31,660	*	GlobeTel Communications Corp	12
73,234	e*	GTx, Inc	1,306
17,346		H Lundbeck A/S	478
740,164		H.B. Fuller Co	19,111
166,699	e*	Hana Biosciences, Inc	1,062
1,720	*	Hanmi Pharm Co Ltd	259
8,560	*	Hanwha Chemical Corp	114
323,000		Haw Par Corp Ltd	1,495
17,549		Henkel KGaA	2,582
1,920,981	*	Hercules, Inc	37,094
9,698		Hikma Pharmaceuticals plc	69
537,488		Hindustan Lever Ltd	2,628
201,900		Hitachi Chemical Co Ltd	5,565
47,843	*	Hi-Tech Pharmacal Co, Inc	582
3,013	*	Honam Petrochemical Corp	225
1,065,617	e*	Hospira, Inc	35,783
767,574	e*	Human Genome Sciences, Inc	9,549
1,158,673	*	Huntsman Corp	21,980
98,193	e*	Idenix Pharmaceuticals, Inc	853
182,101	*	Idexx Laboratories, Inc	14,441
507,534	e*	ImClone Systems, Inc	13,582
520,544	*	Immucor, Inc	15,216
75,652	e*	Immunogen, Inc	384
71	e,v*	Impax Laboratories, Inc	1
1,549,993		Imperial Chemical Industries plc	13,718
287,593	e*	Indevus Pharmaceuticals, Inc	2,042
333,162		Indian Petrochemicals Co	2,171
2,400	e	Innophos Holdings, Inc	35
69,349		Innospec, Inc	3,228
2,400	e*	Inspire Pharmaceuticals, Inc	15
41,846	e	Inter Parfums, Inc	803
243,868	e*	InterMune, Inc	7,499

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
388,978		International Flavors & Fragrances, Inc	$19,122
51,365	e*	Introgen Therapeutics, Inc	226
160,019	e*	Inverness Medical Innovations, Inc	6,193
400,834	e*	Invitrogen Corp	22,683
300,000		Ipsen	13,948
3,614,000	*	IRPC PCL	622
14,039	*	Ishihara Sangyo Kaisha Ltd	17
34,641	e*	Isolagen, Inc	101
158,004		Israel Chemicals Ltd	976
833,900		JSR Corp	21,582
141,300		Kaken Pharmaceutical Co Ltd	1,103
150,161		Kansai Paint Co Ltd	1,189
328,029		Kao Corp	8,848
1,154,737	e*	Keryx Biopharmaceuticals, Inc	15,358
1,649,358	*	King Pharmaceuticals, Inc	26,258
906,300		Kingboard Chemical Holdings Ltd	3,560
57,178		Koppers Holdings, Inc	1,491
20,977		Kose Corp	635
20,559	e	Kronos Worldwide, Inc	669
643,500		Kuraray Co Ltd	7,592
217,615	*	KV Pharmaceutical Co (Class A)	5,175
196,000		Kyowa Hakko Kogyo Co Ltd	1,678
5,598	e*	Lannett Co, Inc	35
15,630	*	LG Chem Ltd	724
2,330	*	LG Household & Health Care Ltd	309
4,960	*	LG Petrochemical Co Ltd	125
21	*	Ligand Pharmaceuticals, Inc (Class B)	-	^
32,646		Linde AG.	3,373
58,779		Lonza Group AG.	5,080
141,319		L'Oreal S.A.	14,159
299,245		Lubrizol Corp	15,001
1,684,978		Lyondell Chemical Co	43,085
163,689		MacDermid, Inc	5,582
91,421		Makhteshim-Agan Industries Ltd	507
115,431	e	Mannatech, Inc	1,700
131,881	e*	MannKind Corp	2,175
25,466	e*	Marshall Edwards, Inc	78
182,011	*	Martek Biosciences Corp	4,248
541		Matrix Laboratories Ltd	3
732,398		Mayne Pharma Ltd	2,353
692,338	e*	Medarex, Inc	10,240
172,323		Mediceo Paltac Holdings Co Ltd	3,265
386,009	*	Medicines Co	12,244
381,418	e	Medicis Pharmaceutical Corp (Class A)	13,399
67,403	e*	Medifast, Inc	848
2,692,224	*	Medimmune, Inc	87,147
15,398,865		Merck & Co, Inc	671,391
524,847		Merck KGaA	54,414
131,533	e	Meridian Bioscience, Inc	3,227
126,535	*	Metabasis Therapeutics, Inc	952
398,445		Methanex Corp	10,899
637,116	e*	MGI Pharma, Inc	11,729
1,310,337	e*	Millennium Pharmaceuticals, Inc	14,283
122,203		Minerals Technologies, Inc	7,184
1,000		Miraca Holdings, Inc	23
3,574,000		Mitsubishi Chemical Holdings Corp	22,524

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
184,436		Mitsubishi Gas Chemical Co, Inc	$1,930
124,976	e*	Momenta Pharmaceuticals, Inc	1,966
4,035,805		Monsanto Co	212,001
540,269	e*	Mosaic Co	11,540
1,289,796		Mylan Laboratories, Inc	25,744
357,393	e*	Nabi Biopharmaceuticals	2,423
740,632	*	Nalco Holding Co	15,153
2,225,821		Nan Ya Plastics Corp	3,709
125,409	e*	Nastech Pharmaceutical Co, Inc	1,897
7,632	*	Natraceutical S.A.	18
174,426		Natura Cosmeticos S.A.	2,461
757,459	*	NBTY, Inc	31,488
220,346	e*	Neurocrine Biosciences, Inc	2,296
1,143	*	NeuroSearch AS	65
90,321	e*	New River Pharmaceuticals, Inc	4,941
99,080		NewMarket Corp	5,851
491,836	*	Nippon Chemiphar Co Ltd	2,500
23,000		Nippon Kayaku Co Ltd	184
1,088,000		Nippon Paint Co Ltd	5,705
290,000		Nippon Shokubai Co Ltd	3,083
3,000		Nippon Soda Co Ltd	11
23,000		Nissan Chemical Industries Ltd	286
1,300	e*	NitroMed, Inc	3
58,556	e	NL Industries, Inc	605
133,678	e*	Northfield Laboratories, Inc	544
114,250		Nova Chemicals Corp	3,184
4,265,044		Novartis AG.	245,892
273,794		Novartis AG. (ADR)	15,727
352,690	e*	Novavax, Inc	1,446
232,222	*	Noven Pharmaceuticals, Inc	5,910
215,949		Novo Nordisk A/S (Class B)	17,987
13,627		Novozymes A/S (B Shares)	1,172
435,038	*	NPS Pharmaceuticals, Inc	1,971
415,456	*	Nuvelo, Inc	1,662
410,862		Olin Corp	6,787
212,664	*	OM Group, Inc	9,629
6,325		Omega Pharma S.A.	477
224,011	e*	Omnova Solutions, Inc	1,026
108,287	e*	Omrix Biopharmaceuticals, Inc	3,277
241,093	e*	Onyx Pharmaceuticals, Inc	2,551
1,559		OPG Groep NV	183
253,066	e*	OraSure Technologies, Inc	2,090
945,136		Orica Ltd	18,129
3,708	*	Oriola-KD Oyj	15
27,329	*	Orion Oyj (Class B)	593
327,284	e*	OSI Pharmaceuticals, Inc	11,448
5,100	e*	Osiris Therapeutics, Inc	129
156,926	e*	Pacific Ethanol, Inc	2,415
264,948	e*	Pain Therapeutics, Inc	2,358
290,721	e*	Panacos Pharmaceuticals, Inc	1,166
204,688	*	Par Pharmaceutical Cos, Inc	4,579
156,545	*	Parexel International Corp	4,535
75,006	e*	Parlux Fragrances, Inc	418
576,301	e*	PDL BioPharma, Inc	11,607
129,114	e*	Penwest Pharmaceuticals Co	2,146
1,031,529	e*	Peregrine Pharmaceuticals, Inc	1,197

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
447,176		Perrigo Co	$7,736
110,154	e*	PetMed Express, Inc	1,471
43,188,758		Pfizer, Inc	1,118,589
143,805	e*	Pharmion Corp	3,702
46,699	e*	Pharmos Corp	86
12,175	*	Physicians Formula Holdings, Inc	228
94,305	*	Pioneer Cos, Inc	2,703
4,996		Polska Grupa Farmaceutyczna S.A.	137
541,335	*	PolyOne Corp	4,060
186,758		Potash Corp of Saskatchewan	26,745
224,147	e*	Pozen, Inc	3,808
934,400		PPG Industries, Inc	59,998
1,533,177		Praxair, Inc	90,963
277,233	*	Prestige Brands Holdings, Inc	3,610
19,766,572		Procter & Gamble Co	1,270,398
175,519	*	Progenics Pharmaceuticals, Inc	4,518
908,500	*	PT Kalbe Farma Tbk	120
73,900		PTT Chemical PCL	152
9,000		PTT Chemical PCL	19
195,866	*	QLT, Inc	1,658
274,736	e*	Quidel Corp	3,742
67,016		Ranbaxy Laboratories Ltd	593
2,690,980		Reckitt Benckiser plc	122,976
3,399		Recordati S.p.A.	26
127,225	e*	Renovis, Inc	402
800	*	Replidyne, Inc	5
922,839	e*	Revlon, Inc	46
922,839	e*	Revlon, Inc (Class A)	1,181
59	*	Rhodia S.A.	-	^
11,444		Richter Gedeon Nyrt	2,610
9,570		Roche Holding AG.	1,944
2,095,340		Roche Holding AG.	375,734
194,497	*	Rockwood Holdings, Inc	4,913
1,309,389		Rohm & Haas Co	66,936
492,126	e	RPM International, Inc	10,281
25,000		Sakai Chemical Industry Co Ltd	132
258,658	e*	Salix Pharmaceuticals Ltd	3,148
1,000,900		Sanofi-Aventis	92,420
2,932		Sanofi-Aventis (ADR)	135
311,309	e*	Santarus, Inc	2,438
11,000		Santen Pharmaceutical Co Ltd	310
47,500		Sawai Pharmaceutical Co Ltd	1,948
8,867,153		Schering-Plough Corp	209,620
260,263	e*	Sciele Pharma, Inc	6,246
204,643		Scotts Miracle-Gro Co (Class A)	10,570
274,024		Sensient Technologies Corp	6,741
1,030,428	e*	Sepracor, Inc	63,454
4,430		Serono S.A.	3,977
945,300		Shin-Etsu Chemical Co Ltd	63,309
189,264		Shionogi & Co Ltd	3,722
227,000		Shiseido Co Ltd	4,921
1,242,000		Showa Denko KK	4,759
9,058		Sidi Kerir Petrochemicals Co	181
481,241		Sigma-Aldrich Corp	37,402
758,000		Sinopec Shanghai Petrochemical Co Ltd	374
2,200	e	Sinopec Shanghai Petrochemical Co Ltd (ADR)	109

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
368,000	*	Sinopec Yizheng Chemical Fibre Co Ltd	$84
227,238	e*	Sirna Therapeutics, Inc	2,956
21,244	*	Sniace-Soc Nacional Indust	125
900	e	Sociedad Quimica y Minera de Chile S.A. (ADR)	122
40,977		Sociedad Quimica y Minera de Chile S.A. (Class B)	551
136,016	e*	Solexa, Inc	1,789
26,726	e*	Somaxon Pharmaceuticals, Inc	379
9	*	Sosei Co Ltd	17
4,500	*	Speedel Holding AG	602
812,153		SSL International plc	5,880
121,500		Stada Arzneimittel AG.	6,969
26,214	*	StemCells, Inc	70
30,389		Stepan Co	962
300	*	Stratagene Corp	2
4,093,000		Sumitomo Chemical Co Ltd	31,745
12,708		Sun Pharmaceuticals Industries Ltd	282
441,478	e*	SuperGen, Inc	2,243
88,837	e*	SurModics, Inc	2,765
903,452		Symbion Health Ltd	2,710
90,425		Syngenta AG.	16,823
99,800		Taisho Pharmaceutical Co Ltd	1,816
148,000		Taiwan Fertilizer Co Ltd	283
102,127		Taiyo Nippon Sanso Corp	920
1,554,394		Takeda Pharmaceutical Co Ltd	106,713
1,205,000		Tanabe Seiyaku Co Ltd	15,745
138,155	e*	Tanox, Inc	2,749
1,826,000		Teijin Ltd	11,247
600	e*	Tercica, Inc	3
323,920		Teva Pharmaceutical Industries Ltd	9,998
13,700		Teva Pharmaceutical Industries Ltd (ADR)	426
893,948	e*	Theravance, Inc	27,614
600,000	e*	Threshold Pharmaceuticals, Inc	2,220
977,000		Tokai Carbon Co Ltd	6,945
52,000		Tokuyama Corp	792
1,035,195		Toray Industries, Inc	7,759
76,000		Tosoh Corp	336
22,000		Toyo Ink Manufacturing Co Ltd	89
224,589	e	Tronox, Inc (Class B)	3,546
1,375	*	Trubion Pharmaceuticals, Inc	25
235,000		Tsumura & Co	5,490
288,669		UAP Holding Corp	7,269
26,763		UCB S.A.	1,835
3,479,584		Unilever plc	97,289
858,455	e	Unilever plc (ADR)	23,882
34,829		United Drug plc	183
172,622	e*	United Therapeutics Corp	9,386
104,099	e*	USANA Health Sciences, Inc	5,378
741,379	*	USEC, Inc	9,430
540,820	*	Valeant Pharmaceuticals International	9,324
732,561		Valspar Corp	20,248
387,908	*	VCA Antech, Inc	12,487
72,400	e*	Verasun Energy Corp	1,430
1,357,462	*	Vertex Pharmaceuticals, Inc	50,796
4,840	e*	Vion Pharmaceuticals, Inc	7
2,142		Virbac S.A.	133
473,279	*	Viropharma, Inc	6,929

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
50,530	e*	Visicu, Inc	$566
1,755,078	e*	Warner Chilcott Ltd (Class A)	24,255
946,535	e*	Watson Pharmaceuticals, Inc	24,638
1,363	e	Wellman, Inc	4
538,613	e	Westlake Chemical Corp	16,902
397,591	e*	WR Grace & Co	7,872
9,924,431		Wyeth	505,352
156,808	*	Xenoport, Inc	3,850
1,959	*	Yuhan Corp	375
54,699	*	Zeltia S.A.	403
8,400		Zentiva NV	512
25,000		Zeon Corp	270
500	*	Zila, Inc	1
215,544	e*	Zymogenetics, Inc	3,356
		TOTAL CHEMICALS AND ALLIED PRODUCTS	12,115,471

COAL MINING - 0.25%
369,862	*	Alpha Natural Resources, Inc	5,263
690,027	e	Arch Coal, Inc	20,722
15,922,000	*	China Coal Energy Co	10,337
1,739,000		China Shenhua Energy Co Ltd	4,185
895,415		Consol Energy, Inc	28,770
39,608		Gloucester Coal Ltd	126
774,332	e*	International Coal Group, Inc	4,220
83,838	e*	James River Coal Co	778
375,577	e	Massey Energy Co	8,725
3,114,167		Peabody Energy Corp	125,843
190,936		Penn Virginia Corp	13,373
5,894,000		PT Bumi Resources Tbk	590
280,923		Sasol Ltd	10,366
1,687,893		Sasol Ltd (ADR)	62,283
11,530	*	Westmoreland Coal Co	227
729,101		Xstrata plc	36,403
600,000		Yanzhou Coal Mining Co Ltd	484
3,720	e	Yanzhou Coal Mining Co Ltd (ADR)	151
		TOTAL COAL MINING	332,846

COMMUNICATIONS - 4.67%
961,750		Advanced Info Service PCL	2,116
14,700	v	Advanced Info Service PCL (ADR)	28
45,818		AFK Sistema (GDR)	1,466
125,681	e*	Airspan Networks, Inc	465
234,311	e	Alaska Communications Systems Group, Inc	3,559
2,628,137		Alltel Corp	158,950
27,100	*	Alvarion Ltd	182
8,260,666		America Movil S.A. de C.V.	18,643
222,941		America Movil S.A. de C.V.(Series L) (ADR)	10,081
2,633,781	*	American Tower Corp (Class A)	98,187
191,871	e*	Anixter International, Inc	10,419
26,330		Antena 3 de Television S.A.	620
22,761,441		AT&T, Inc	813,722
32,459		Atlantic Tele-Network, Inc	951
100,019	*	Audiovox Corp (Class A)	1,409
8,976,160		Austar United Communications Ltd	9,353
3,272,817	*	Avaya, Inc	45,754
445,680	e	BCE, Inc	12,000

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
12,000		BEC World PCL	$7
841,396		Belgacom S.A.	37,063
18,392		Bell Aliant Regional Communications Income Fund	425
11,177,277		BellSouth Corp	526,562
32,579		Bezeq Israeli Telecommunication Corp Ltd	53
14,682,634		Brasil Telecom Participacoes S.A.	241
72,958,297		Brasil Telecom Participacoes S.A.	625
349,270	*	Brightpoint, Inc	4,698
887,758		British Sky Broadcasting plc	9,073
11,958,550		BT Group plc	70,595
803,084		Cable & Wireless plc	2,480
1,326,583		Cablevision Systems Corp (Class A)	37,781
107,042		Carphone Warehouse Group plc	658
77,842	*	Cbeyond Communications, Inc	2,381
129,733		Centennial Communications Corp	933
11,093	*	Central European Media Enterprises Ltd (Class A)	779
528,907		CenturyTel, Inc	23,092
2,454,134	e*	Charter Communications, Inc (Class A)	7,510
163,000	*	China Communications Services Corp Ltd	93
2,547,680		China Mobile Hong Kong Ltd	22,010
15,800	e	China Mobile Hong Kong Ltd (ADR)	683
5,948,000		China Telecom Corp Ltd	3,258
4,700	e	China Unicom Ltd (ADR)	70
2,183,080		Chunghwa Telecom Co Ltd	4,060
17,442		Chunghwa Telecom Co Ltd (ADR)	344
2,136,474	*	Cincinnati Bell, Inc	9,764
356,745	e	Citadel Broadcasting Corp	3,553
1,373,590		Citizens Communications Co	19,738
2,422,499		Clear Channel Communications, Inc	86,096
9,798,622	*	Comcast Corp (Class A)	414,776
183,110		Commonwealth Telephone Enterprises, Inc	7,665
282,341		Compania de Telecomunicaciones de Chile S.A. (Class A)	557
64,500		Comstar United Telesystems (GDR)	542
114,605		Consolidated Communications Holdings, Inc	2,395
24,118		Cosmote Mobile Telecommunications S.A.	713
1,679,633	e*	Covad Communications Group, Inc	2,318
338,685	e*	Cox Radio, Inc (Class A)	5,521
1,104,412	*	Crown Castle International Corp	35,673
101,748	e*	Crown Media Holdings, Inc (Class A)	369
112,819	e	CT Communications, Inc	2,586
95,716	*	CTC Media, Inc	2,298
303,588	e*	Cumulus Media, Inc (Class A)	3,154
6,000		Denki Kogyo Co Ltd	56
3,532,389		Deutsche Telekom AG.	64,535
6,011,663	*	DIRECTV Group, Inc	149,931
899,114	*	Dobson Communications Corp (Class A)	7,831
1,922,356	*	EchoStar Communications Corp (Class A)	73,107
13	*	Ectel Ltd	-	^
10,931		Egyptian Co for Mobile Services	347
38,922		Elisa Oyj	1,066
1,492,132		Embarq Corp	78,426
209,439,183		Embratel Participacoes S.A.	691
244,397	e	Emmis Communications Corp (Class A)	2,014
19,589		Empresa Nacional de Telecomunicaciones S.A.	219
190,962		Entercom Communications Corp (Class A)	5,381
360,874	*	Entravision Communications Corp (Class A)	2,966

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
69,462	*	Eschelon Telecom, Inc	$1,376
355,011		Eutelsat Communications	6,786
183,463	e	Fairpoint Communications, Inc	3,477
484,209	e*	FiberTower Corp	2,847
39,920	*	Fisher Communications, Inc	1,765
889,073	*	Foundry Networks, Inc	13,318
2,132,038		France Telecom S.A.	58,961
1,237		Fuji Television Network, Inc	2,827
315,119	*	General Communication, Inc (Class A)	4,957
54,572		Gestevision Telecinco S.A.	1,555
692,373		Global Payments, Inc	32,057
12,869	e*	Globalstar, Inc	179
43,360		Globe Telecom, Inc	1,092
126,805		Golden Telecom, Inc	5,940
273,950		Gray Television, Inc	2,008
1,028,718		Grupo Televisa S.A.	5,571
836,156		Grupo Televisa S.A. (ADR)	22,585
146,267		Hearst-Argyle Television, Inc	3,730
88,956	*	Hellenic Telecommunications Organization S.A.	2,673
13,600		Hikari Tsushin, Inc	598
10,616	e*	Hungarian Telephone & Cable	160
1,343,888	*	Hutchison Telecommunications International Ltd	3,386
906,998	*	IAC/InterActiveCorp	33,704
55,484	e*	IDT Corp	751
281,230	e*	IDT Corp (Class B)	3,678
864,500		Indosat Tbk PT	649
1,526,387		Informa plc	17,842
199,098	e*	InPhonic, Inc	2,208
158,530	*	ION Media Networks, Inc	79
176,490	e	Iowa Telecommunications Services, Inc	3,479
102,455	*	iPCS, Inc	5,672
1,883	e*	ITC DeltaCom, Inc	5
3,719,810		ITV plc	7,757
289,118	e*	j2 Global Communications, Inc	7,879
9		JSAT Corp	22
169,770		Kadokawa Holdings, Inc	5,935
4,234		KDDI Corp	28,712
26,976		Kingston Communications plc	38
60,434		KT Corp	3,022
10,800	e	KT Corp (ADR)	274
71,468	*	KT Freetel Co Ltd	2,286
271,488	*	Leap Wireless International, Inc	16,145
5,985,035	e*	Level 3 Communications, Inc	33,516
4,161,160	*	LG Telecom Ltd	43,043
2,361,080	*	Liberty Global, Inc (Class A)	68,825
19,528	*	Liberty Global, Inc (Series C)	547
853,487	*	Liberty Media Corp - Capital (Series A)	83,625
3,341,057	*	Liberty Media Holding Corp (Interactive A)	72,067
199,739	e*	Lightbridge, Inc	2,704
226,807	*	Lin TV Corp (Class A)	2,257
95,646	*	Lodgenet Entertainment Corp	2,394
25,880	*	LS Cable Ltd	1,069
17,591		M6-Metropole Television	628
198,465		Magyar Telekom	1,103
5,900		Magyar Telekom (ADR)	165
3,448		Mahanagar Telephone Nigam	11

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
6,600		Mahanagar Telephone Nigam (ADR)	$42
56,436		Maroc Telecom	866
231,600	e*	Mastec, Inc	2,673
463,900		Maxis Communications BHD	1,341
7,700		Media Prima BHD	5
355,895	*	Mediacom Communications Corp (Class A)	2,861
431,270		Mediaset S.p.A.	5,118
3,187	e*	Metro One Telecommunications, Inc	8
89,411		Mobile TeleSystems (ADR)	4,488
31,290		MobileOne Ltd	44
9,506		Mobistar S.A.	811
11,579	*	Modern Times Group AB (B Shares)	761
594,760		MTN Group Ltd	7,234
22,100	e	MTN Group Ltd (ADR)	273
128,019		Naspers Ltd (N Shares)	3,030
5,000	e	Naspers Ltd (N Shares) (ADR)	120
3,400	e	Net Servicos de Comunicacao S.A. (ADR)	41
306,090	e*	NeuStar, Inc (Class A)	9,930
287,350		News Corp (Class B)	6,453
676,962	e*	NII Holdings, Inc	43,623
11,255		Nippon Telegraph & Telephone Corp	55,421
93,180	e	North Pittsburgh Systems, Inc	2,249
183,560	e*	Novatel Wireless, Inc	1,775
75,873	*	NTELOS Holdings Corp	1,357
24,766		NTT DoCoMo, Inc	39,124
1,215		Okinawa Cellular Telephone Co	3,298
43,888		Orascom Telecom Holding SAE	2,900
2,800	e*	Orbcomm, Inc	25
134,071		Partner Communications	1,536
4,900		Partner Communications (ADR)	56
9,103,000	*	Paxys, Inc	3,665
1,374	*	Pegasus Communications Corp (Class A)	3
760	e*	Pegasus Wireless Corp	1
23,487		Philippine Long Distance Telephone Co	1,221
57,598	e	Philippine Long Distance Telephone Co (ADR)	2,945
1,685,500	*	Pilipino Telephone Corp	237
200,270		Portugal Telecom SGPS S.A.	2,601
700		Price Communications Corp	15
5,800		PT Indosat Tbk (ADR)	224
18,222		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	235
11,400		PT Telekomunikasi Indonesia (ADR)	520
62,341		Publicis Groupe S.A.	2,629
7,531,343	*	Qwest Communications International, Inc	63,037
307,221	e*	Radio One, Inc (Class A)	2,068
349,099	*	Radio One, Inc (Class D)	2,353
166,630	*	RCN Corp	5,024
52,904	*	Regent Communications, Inc	150
213,116	*	Retelit S.p.A	121
784,496	*	Rogers Communications, Inc (Class B)	23,343
22,000	e	Rostelecom (ADR)	1,001
15,140,207		Royal KPN NV	215,247
65,057		Salem Communications Corp (Class A)	777
255,605	e*	SAVVIS, Inc	9,128
566,659	e*	SBA Communications Corp (Class A)	15,583
1,654,099		Seat Pagine Gialle S.p.A.	986
331,852		Shaw Communications, Inc (Class B)	10,504

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
40,655		Shenandoah Telecom Co	$1,911
19,800	e,v	Sibirtelecom (ADR)	1,703
248,949		Sinclair Broadcast Group, Inc (Class A)	2,614
6,866,087		Singapore Telecommunications Ltd	14,683
17,537		SK Telecom Co Ltd	4,196
12,200		SK Telecom Co Ltd (ADR)	323
113,689		Sky Network Television Ltd	525
14,988		SmarTone Telecommunications Holding Ltd	16
77,448		Societe Television Francaise 1	2,874
12,832	*	Sogecable S.A.	457
245,589	*	Sonda S.A.	297
225,473	e*	Spanish Broadcasting System, Inc (Class A)	927
23,125,486		Sprint Nextel Corp	436,840
11,708	*	SunCom Wireless Holdings, Inc (Class A)	8
89,909	e	SureWest Communications	2,476
3,998		Swisscom AG.	1,513
240,190	*	Syniverse Holdings, Inc	3,600
812,000		Taiwan Mobile Co Ltd	842
24,010		Tele Norte Leste Participacoes S.A.	626
104,565		Tele Norte Leste Participacoes S.A.	1,566
92,191		Tele2 AB (B Shares)	1,347
33,000	e*	Telecom Argentina S.A. (ADR)	660
10,460,298		Telecom Corp of New Zealand Ltd	35,817
101,628		Telecom Egypt	253
7,777,941		Telecom Italia S.p.A.	23,512
4,367,734		Telecom Italia S.p.A.	11,081
46,954		Telefonica O2 Czech Republic A.S.	1,073
2,822		Telefonica O2 Czech Republic A.S. (GDR)	76
5,154,326		Telefonica S.A.	109,680
7,704		Telefonica S.A. (ADR)	491
9,500	e	Telefonos de Mexico S.A. de C.V. (Class A) (ADR)	266
4,191,625		Telefonos de Mexico S.A. de C.V. (Series L)	5,944
2,143,615		Telekom Austria AG.	57,442
541,700		Telekom Malaysia BHD	1,497
303,037		Telekomunikacja Polska S.A.	2,562
4,544,500		Telekomunikasi Indonesia Tbk PT	5,104
3,743,938		Telemig Celular Participacoes S.A.	7
220,000	*	Telenet Group Holding NV	6,229
1,738,197		Telenor ASA	32,686
1		Telephone & Data Systems, Inc	-	^
645,322		Telephone & Data Systems, Inc	35,060
181,274	*	Telesp Celular Participacoes S.A.	742
247,300		Television Broadcasts Ltd	1,510
1,353,344		TeliaSonera AB	11,120
133,173		Telkom S.A. Ltd	2,687
1,700	e	Telkom S.A. Ltd (ADR)	138
139,151	e*	Telkonet, Inc	372
3,777,131		Telstra Corp Ltd	12,343
10,948	*	Telstra Corp Ltd	23
140,633		TELUS Corp	6,454
434,452		TELUS Corp	19,384
193,253	e*	Terremark Worldwide, Inc	1,299
202,900,096		Tim Participacoes S.A.	707
94,198	*	Tiscali S.p.A.	315
443,067	e*	TiVo, Inc	2,269
22,700		Tokyo Broadcasting System, Inc	757

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
29,019,500	*	True Corp PCL	$4,993
34,341,905	*	True Corp PCL	5,909
252,440		Turkcell Iletisim Hizmet A.S.	1,275
12,453		Turkcell Iletisim Hizmetleri AS (ADR)	167
381,536		TV Azteca S.A. de C.V.	290
999,674	*	Univision Communications, Inc (Class A)	35,408
15,500	e,v	Uralsvyazinform (ADR)	209
97,913	*	US Cellular Corp	6,814
195,723		USA Mobility, Inc	4,378
17,203,515		Verizon Communications, Inc	640,659
4,044,832	*	Viacom, Inc (Class B)	165,959
1,038		Videsh Sanchar Nigam Ltd	10
1,900	e	Videsh Sanchar Nigam Ltd (ADR)	36
41,750	e*	Vimpel-Communications (ADR)	3,296
70,576,287		Vodafone Group plc	195,535
96,454	e	Vodafone Group plc (ADR)	2,679
10,400	v	VolgaTelecom (ADR)	109
413,797	*	Vonage Holdings Corp	2,872
2,541,345		Windstream Corp	36,138
27,931	v*	Wire and Wireless India Ltd	39
328,857	e*	Wireless Facilities, Inc	937
41,944	*	WorldSpace, Inc (Class A)	147
1,415,852	e*	XM Satellite Radio Holdings, Inc (Class A)	20,459
25,255	v*	Zee News Ltd	40
55,863		ZEE Telefilms Ltd	371
		TOTAL COMMUNICATIONS	6,116,320

DEPOSITORY INSTITUTIONS - 11.22%
112,868	e	1st Source Corp	3,626
689,000		77 Bank Ltd	4,371
27,660	e	Abington Community Bancorp, Inc	531
5,680,316		ABN AMRO Holding NV	182,583
9,988		Adelaide Bank Ltd	98
145,144		African Bank Investments Ltd	592
6,599	e	Akbank T.A.S. (ADR)	71
333,790		Akbank TAS	2,028
100,661		Alabama National Bancorp	6,918
1,090,676		Allied Irish Banks plc	32,394
471,495		Allied Irish Banks plc	14,079
647,478		Alpha Bank S.A.	19,573
1,305		Amagerbanken A/S	86
158,264		Amcore Financial, Inc	5,170
59,037	e	AmericanWest Bancorp	1,430
70,065		Ameris Bancorp	1,974
9,846	e	Ames National Corp	207
4,495,156		AMMB Holdings BHD	4,052
129,895		Anchor Bancorp Wisconsin, Inc	3,744
28,630		Arab Bank plc	863
61,296	e	Arrow Financial Corp	1,518
591,026		Associated Banc-Corp	20,615
381,531		Astoria Financial Corp	11,507
3,670		Attijariwafa Bank	1,000
2,026,424		Australia & New Zealand Banking Group Ltd	45,123
6,494,520		Banca Intesa S.p.A.	50,152
1,178,358		Banca Intesa S.p.A.	8,602
886,223		Banca Monte dei Paschi di Siena S.p.A.	5,735

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
326,911		Banca Popolare di Milano	$5,675
43,585		Bancfirst Corp	2,354
268,867		Banche Popolari Unite Scpa	7,389
5,360,393		Banco Bilbao Vizcaya Argentaria S.A.	129,065
226,328		Banco BPI S.A.	1,766
205,993		Banco Bradesco S.A.	8,340
9,800	e	Banco Bradesco S.A. (ADR)	395
1,268,430		Banco Comercial Portugues S.A.	4,688
1,024	e	Banco de Chile (ADR)	53
54,568		Banco de Credito e Inversiones	1,625
4,275,800		Banco de Oro Universal Bank	4,010
144,894		Banco Espirito Santo S.A.	2,605
215,810		Banco Itau Holding Financeira S.A.	7,818
10,500	e	Banco Itau Holding Financeira S.A. (ADR)	380
81,608		Banco Nossa Caixa S.A.	1,833
857,788		Banco Popolare di Verona e Novara Scrl	24,628
276,347		Banco Popular Espanol S.A.	5,009
9,165,974		Banco Santander Central Hispano S.A.	171,087
12,976,289		Banco Santander Chile S.A.	605
8,000		Banco Santander Chile S.A. (ADR)	385
90,090		BanColombia S.A. (ADR)	2,806
60,085	*	Bancorp, Inc	1,779
329,754		Bancorpsouth, Inc	8,844
53,199		BancTrust Financial Group, Inc	1,358
72,500		Bangkok Bank PCL	225
310,800		Bangkok Bank PCL	1,008
15,283		Banif SGPS S.A.	107
2,589,500		Bank Central Asia Tbk PT	1,497
603,061		Bank Hapoalim Ltd	2,820
522,358		Bank Leumi Le-Israel	2,143
345,066	e	Bank Mutual Corp	4,179
29,986,306		Bank of America Corp	1,600,969
10,321,000	*	Bank of China Ltd	5,666
2,306,022		Bank of Communications Co Ltd	2,799
2,285,140		Bank of East Asia Ltd	12,941
815,800		Bank of Fukuoka Ltd	5,950
164,800		Bank of Granite Corp	3,126
229,834		Bank of Hawaii Corp	12,400
338,203		Bank of Ireland	7,813
185,103		Bank of Ireland	4,276
10,999	*	Bank of Jordan	47
412,900		Bank of Kyoto Ltd	3,851
978,066		Bank of Montreal	57,871
6,382,467		Bank of New York Co, Inc	251,278
2,088,268	e	Bank of Nova Scotia	93,297
109,800		Bank of Okinawa Ltd	4,309
2,684		Bank of Queensland Ltd	33
68,250	e	Bank of the Ozarks, Inc	2,256
126,400		Bank of the Philippine Islands	164
131,400	*	Bank of the Ryukyus Ltd	2,214
1,603,600		Bank of Yokohama Ltd	12,559
2,651		Bank Przemyslowo-Handlowy Bph	846
4,765,000		Bank Rakyat Indonesia	2,729
32,586		Bank Zachodni WBK S.A.	2,525
269,304		BankAtlantic Bancorp, Inc (Class A)	3,719
140,808		BankFinancial Corp	2,508

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
239,490	e	BankUnited Financial Corp (Class A)	$6,696
63,319		Banner Corp	2,808
588		Banque Marocaine du Commerce Exterieur	87
14,184,667		Barclays plc	202,745
1,461		Basler Kantonalbank	132
2,292,712		BB&T Corp	100,719
7,000		BBVA Banco Frances S.A. (ADR)	67
44,006		Berkshire Hills Bancorp, Inc	1,472
134,701	e*	BFC Financial Corp (Class A)	861
1,281,586		BNP Paribas	139,823
4,702,500		BOC Hong Kong Holdings Ltd	12,756
91,172		BOK Financial Corp	5,013
212,195	e	Boston Private Financial Holdings, Inc	5,986
1,118	*	BRE Bank S.A.	129
372,905		Brookline Bancorp, Inc	4,911
2,471,148		Bumiputra-Commerce Holdings Bhd	5,428
48,906	e	Cadence Financial Corp	1,060
45,954		Camden National Corp	2,119
723,038		Canadian Imperial Bank of Commerce	60,948
13,905	*	Capital Bank of Jordan	38
70,818	e	Capital City Bank Group, Inc	2,500
52,299	e	Capital Corp of the West	1,678
100	*	Capital Crossing Bank	3
1,476,644		Capitalia S.p.A.	13,976
76,041		Capitol Bancorp Ltd	3,513
97,065	e	Capitol Federal Financial	3,729
138,858		Cardinal Financial Corp	1,423
161,921	e	Cascade Bancorp	5,024
32,817	e	Cass Information Systems, Inc	1,187
2,455,864		Cathay Financial Holding Co Ltd	5,577
302,596	e	Cathay General Bancorp	10,443
369,605	*	Centennial Bank Holdings, Inc	3,496
77,825	e	Center Financial Corp	1,865
38,259		Centerstate Banks of Florida, Inc	800
220,533	e	Central Pacific Financial Corp	8,548
1,391,000	*	Chang Hwa Commercial Bank	971
23,828	e	Charter Financial Corp	1,228
150,271	e	Chemical Financial Corp	5,004
1,018,855		Chiba Bank Ltd	8,613
11,563,545		China Construction Bank	7,359
6,550,566		China Development Financial Holding Corp	3,015
738,000	*	China Merchants Bank Co Ltd	1,564
2,558,305		Chinatrust Financial Holding Co	2,139
316,437		Chittenden Corp	9,711
20,000		CITIC International Financial Holdings Ltd	18
29,669,289		Citigroup, Inc	1,652,579
6,118	e	Citizens & Northern Corp	135
275,754	e	Citizens Banking Corp	7,307
49,605		Citizens First Bancorp, Inc	1,525
88,701	e	City Bank	3,175
111,657		City Holding Co	4,566
170,044		City National Corp	12,107
78,448		Clifton Savings Bancorp, Inc	956
593,370		Close Brothers Group plc	11,810
103,042	e	Coastal Financial Corp	1,726
79,208	e	CoBiz, Inc	1,746

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
876,217		Colonial Bancgroup, Inc	$22,554
4,745	e	Colony Bankcorp, Inc	84
45,363	e	Columbia Bancorp	1,200
90,998		Columbia Banking System, Inc	3,196
832,752		Comerica, Inc	48,866
884,112		Commerce Bancorp, Inc	31,183
300,512		Commerce Bancshares, Inc	14,548
3,240		Commercial Bankshares, Inc	123
46,735		Commercial International Bank	474
16,173		Commercial International Bank (GDR)	158
863,773		Commerzbank AG.	32,895
902,137		Commonwealth Bank of Australia	35,235
47,120	*	Community Bancorp	1,423
204,892	e	Community Bank System, Inc	4,713
132,406	e	Community Banks, Inc	3,676
110,012		Community Trust Bancorp, Inc	4,569
750,618		Compass Bancshares, Inc	44,774
2,303,348		CorpBanca S.A.	12
383,474	e	Corus Bankshares, Inc	8,847
30,753		Credicorp Ltd	1,261
1,102,121		Credit Agricole S.A.	46,351
253,988		Cullen/Frost Bankers, Inc	14,178
341,323	e	CVB Financial Corp	4,936
123,430	*	Daegu Bank	2,110
759,382		Danske Bank A/S	33,743
1,628,723		DBS Group Holdings Ltd	23,999
973,508		Depfa Bank plc	17,413
903,534		Deutsche Bank AG.	120,869
1,349,392		Dexia	36,961
168,373		Dime Community Bancshares	2,359
2,060,548		DNB NOR Holding ASA	29,247
69,354	*	Dollar Financial Corp	1,932
176,279	e	Downey Financial Corp	12,794
861,700		E.Sun Financial Holding Co Ltd	598
267,797		East West Bancorp, Inc	9,485
66,992		EFG Eurobank Ergasias S.A.	2,427
110,058	*	Egyptian Financial Group-Hermes Holding	777
47,825	e	Enterprise Financial Services Corp	1,558
51,741		Erste Bank der Oesterreichischen Sparkassen AG.	3,968
199,915	e*	Euronet Worldwide, Inc	5,935
36,935		Farmers Capital Bank Corp	1,261
142,112	e	Fidelity Bankshares, Inc	5,638
2,024,169		Fifth Third Bancorp	82,849
100		Financial Institutions, Inc	2
66,126		First Bancorp	1,444
667,321		First Bancorp	6,360
78,514	e	First Busey Corp	1,810
182,731		First Charter Corp	4,495
29,292		First Citizens Bancshares, Inc (Class A)	5,936
425,796	e	First Commonwealth Financial Corp	5,718
140,231		First Community Bancorp, Inc	7,330
58,171		First Community Bancshares, Inc	2,301
100		First Defiance Financial Corp	3
200,643	e	First Financial Bancorp	3,333
115,055	e	First Financial Bankshares, Inc	4,816
78,440	e	First Financial Corp	2,781

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
76,930	e	First Financial Holdings, Inc	$3,014
503,039	e	First Horizon National Corp	21,017
82,171		First Indiana Corp	2,084
128,396		First Merchants Corp	3,491
312,339		First Midwest Bancorp, Inc	12,081
633,059	e	First Niagara Financial Group, Inc	9,407
95,639		First Place Financial Corp	2,247
55,260	*	First Regional Bancorp	1,884
148,766		First Republic Bank	5,814
50,468	e	First South Bancorp, Inc	1,609
96,922		First State Bancorporation	2,399
139,118	e*	FirstFed Financial Corp	9,317
547,146	e	FirstMerit Corp	13,208
1,238,398		FirstRand Ltd	3,920
360,736		Flagstar Bancorp, Inc	5,353
106,676		Flushing Financial Corp	1,821
333,601	e	FNB Corp	6,095
74,570	e	FNB Corp	3,098
93		Forstaedernes Bank A/S	14
614,331		Fortis	26,210
462,027	*	Fortis	18
123,131	e*	Franklin Bank Corp	2,529
542,117	e	Fremont General Corp	8,788
228,464	e	Frontier Financial Corp	6,678
1,566,818		Fubon Financial Holding Co Ltd	1,467
12,399		Fubon Financial Holding Co Ltd (GDR)	114
48,000	*	Fuhwa Financial Holdings Co Ltd	24
746,408		Fulton Financial Corp	12,465
71,005	e	GB&T Bancshares, Inc	1,574
297,068	e	Glacier Bancorp, Inc	7,260
61,955	e	Great Southern Bancorp, Inc	1,828
446,473		Greater Bay Bancorp	11,756
43,180		Greene County Bancshares, Inc	1,716
446,246		Grupo Financiero Banorte S.A. de C.V.	1,745
26,300	e*	Grupo Financiero Galicia S.A. (ADR)	251
1,737,114		Gunma Bank Ltd	10,437
173,116		Haci Omer Sabanci Holding A.S.	679
172,039		Hancock Holding Co	9,091
471,394		Hang Seng Bank Ltd	6,442
230,917		Hanmi Financial Corp	5,203
172,820		Harleysville National Corp	3,337
84,368		HDFC Bank Ltd	2,036
6,200	e	HDFC Bank Ltd (ADR)	468
78,284	e	Heartland Financial USA, Inc	2,258
61,525		Heritage Commerce Corp	1,639
1,251,600		Hokuhoku Financial Group, Inc	4,586
13,489	e	Home Bancshares, Inc	324
23,874		Home Federal Bancorp, Inc	410
16,800		Hong Leong Bank BHD	26
4,300		Hong Leong Credit BHD	6
72,299		Horizon Financial Corp	1,740
1,747		Housing Bank for Trade and Finance	16
4,113,189		HSBC Holdings plc	75,407
13,226,968		HSBC Holdings plc	241,112
1,103,000		Hua Nan Financial Holdings Co Ltd	817
9,197,543		Hudson City Bancorp, Inc	127,662

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,078,655		Huntington Bancshares, Inc	$25,618
55,784		IBERIABANK Corp	3,294
86,300		ICICI Bank Ltd (ADR)	3,602
87,960		Independent Bank Corp	3,169
132,058		Independent Bank Corp	3,340
18,849,000	*	Industrial & Commercial Bank of China	11,704
387,901		IndyMac Bancorp, Inc	17,518
91,495		Integra Bank Corp	2,518
98,909	e	Interchange Financial Services Corp	2,274
317,867		International Bancshares Corp	9,825
36,244	e*	Intervest Bancshares Corp	1,247
215,429		Investec Ltd	2,695
241,054		Investec plc	3,113
302,856	*	Investors Bancorp, Inc	4,764
292,542	e	Investors Financial Services Corp	12,483
173,726	e	Irwin Financial Corp	3,931
15,080	*	Israel Discount Bank Ltd	34
33,093		ITLA Capital Corp	1,916
3,617,000		Joyo Bank Ltd	19,969
23,591,667		JPMorgan Chase & Co	1,139,478
1,160,508		Julius Baer Holding AG.	127,813
41,236	*	Jyske Bank	2,927
86,200		Kasikornbank PCL	150
1,507,500		Kasikornbank PCL	2,658
612,700		Kasikornbank PCL	1,063
131,009		Kearny Financial Corp	2,104
1,702,047		Keycorp	64,729
92,000		Kiyo Holdings, Inc	136
179,048		KNBT Bancorp, Inc	2,995
5,500		Komercni Banka A.S.	819
1,365		Komercni Banka A.S. (GDR)	68
271,575	*	Kookmin Bank	21,872
13,400		Kookmin Bank (ADR)	1,081
145,990	*	Korea Exchange Bank	2,017
4,335,300		Krung Thai Bank PCL	1,455
36,100		Krung Thai Bank PCL	12
104,067	e	Lakeland Bancorp, Inc	1,551
69,220		Lakeland Financial Corp	1,767
5,787,623		Lloyds TSB Group plc	64,763
310,682		M&T Bank Corp	37,953
86,572	e	Macatawa Bank Corp	1,841
214,766		MAF Bancorp, Inc	9,598
82,341		MainSource Financial Group, Inc	1,395
791,700		Malayan Banking BHD	2,648
1,024,684		Marshall & Ilsley Corp	49,298
212,821		MB Financial, Inc	8,004
86,227	e	MBT Financial Corp	1,321
49,000	v	MCB Bank Ltd (GDR)	870
1,202,321		Mediobanca S.p.A.	28,394
2,819,059		Mellon Financial Corp	118,823
55,826		Mercantile Bank Corp	2,105
565,646		Mercantile Bankshares Corp	26,467
31,311	e	MetroCorp Bancshares, Inc	659
2,404,600		Metropolitan Bank & Trust	2,525
135,509	e	Mid-State Bancshares	4,931
87,136	e	Midwest Banc Holdings, Inc	2,069

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
16,011		Mitsubishi UFJ Financial Group, Inc	$197,775
556,000		Mitsui Trust Holdings, Inc	6,382
4,190		Mizrahi Tefahot Bank Ltd	31
18,093		Mizuho Financial Group. Inc	129,230
143,694		Nara Bancorp, Inc	3,006
20,266	e	NASB Financial, Inc	838
1,261,070		National Australia Bank Ltd	40,215
277,363	e	National Bank Of Canada	15,660
772,123		National Bank of Greece S.A.	35,571
3,231,368		National City Corp	118,139
6,777,770		National Finance PCL	2,658
290,286	e	National Penn Bancshares, Inc	5,878
202,123		NBT Bancorp, Inc	5,156
156,778		Nedbank Group Ltd	2,984
272,410	e*	Net 1 UEPS Technologies, Inc	8,052
276,474	e*	NetBank, Inc	1,283
1,190,989	e	New York Community Bancorp, Inc	19,175
626,957	e	NewAlliance Bancshares, Inc	10,282
2,172,800		Nishi-Nippon City Bank Ltd	9,348
876,656		Nordea Bank AB	13,657
9,499,704		Nordea Bank AB	146,396
47,008	e*	Northern Empire Bancshares	1,389
1,819,522		Northern Trust Corp	110,427
113,934		Northwest Bancorp, Inc	3,129
60,882		OceanFirst Financial Corp	1,396
67,739		OKO Bank (Class A)	1,136
465,544		Old National Bancorp	8,808
79,962	e	Old Second Bancorp, Inc	2,343
72,839	e	Omega Financial Corp	2,325
183,921		Oriental Financial Group, Inc	2,382
106,754		OTP Bank Rt	4,905
2,830,769		Oversea-Chinese Banking Corp	14,212
395,675		Pacific Capital Bancorp	13,287
74,857	e	Park National Corp	7,411
280,720		Partners Trust Financial Group, Inc	3,268
18,073	e	Peapack Gladstone Financial Corp	508
59,057		Pennfed Financial Services, Inc	1,141
1,493	*	Pennsylvania Commerce Bancorp, Inc	39
85,640		Peoples Bancorp, Inc	2,544
251,020		People's Bank	11,201
133,949		PFF Bancorp, Inc	4,623
86,223	e*	Pinnacle Financial Partners, Inc	2,861
772,783		Piraeus Bank S.A.	24,911
63,763		Placer Sierra Bancshares	1,516
1,944,876		PNC Financial Services Group, Inc	143,999
1,238,649		Popular, Inc	22,234
172,207		Powszechna Kasa Oszczednosci Bank Polski S.A.	2,788
24,666		Preferred Bank	1,482
81,916	e	Premierwest Bancorp	1,307
98,338	e	PrivateBancorp, Inc	4,094
148,680	e	Prosperity Bancshares, Inc	5,131
201,814		Provident Bankshares Corp	7,185
520,545		Provident Financial Services, Inc	9,437
236,962		Provident New York Bancorp	3,550
586,000		PT Bank Danamon Indonesia Tbk	440
195,646,000		PT Bank Internasional Indonesia Tbk	5,221

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
18,164,000		PT Bank Mandiri Persero Tbk	$5,857
531,600		Public Bank BHD	1,183
156,050	*	Pusan Bank	1,946
25,785	e	QC Holdings, Inc	411
279,972	*	R & G Financial Corp (Class B)	2,142
26,119		Raiffeisen International Bank Holding AG.	3,983
3,272,771		Regions Financial Corp	122,402
89,936	e	Renasant Corp	2,755
465,714		Republic Bancorp, Inc	6,268
89,672		Republic Bancorp, Inc (Class A)	2,250
3,991		Resona Holdings, Inc	10,899
1,093,200		RHB Capital BHD	1,060
51,072		Rockville Financial, Inc	912
5,602	e*	Roma Financial Corp	93
364		Roskilde Bank	42
65,553	e	Royal Bancshares of Pennsylvania (Class A)	1,723
2,401,106	e	Royal Bank of Canada	114,275
135,600	*	Royal Bank Of Canada	6,461
7,613,179		Royal Bank of Scotland Group plc	297,086
159,293		S&T Bancorp, Inc	5,523
72,407	e	S.Y. Bancorp, Inc	2,027
88,681		Sandy Spring Bancorp, Inc	3,386
868,057		Sanpaolo IMI S.p.A.	20,167
41,133		Santander BanCorp	734
806		Sapporo Hokuyo Holdings, Inc	7,789
14,400	v	Sberbank (GDR)	5,170
49,377		SCBT Financial Corp	2,060
74,758	e	Seacoast Banking Corp of Florida	1,854
74,877		Security Bank Corp	1,709
8,895,212		Shin Kong Financial Holding Co Ltd	9,582
290,300	*	Shinhan Financial Group Co Ltd	14,827
4,200	e	Shinhan Financial Group Co Ltd (ADR)	434
5,285,000		Shinsei Bank Ltd	31,087
1,649,300		Shizuoka Bank Ltd	16,368
54,336	e	Shore Bancshares, Inc	1,639
175,800		Siam Commercial Bank PCL	288
32,499	e	Sierra Bancorp	953
137,023	*	Signature Bank	4,245
85,157		Simmons First National Corp (Class A)	2,687
1,697,947		SinoPac Financial Holdings Co Ltd	909
960,816		Skandinaviska Enskilda Banken AB (Class A)	30,526
472,734		Sky Financial Group, Inc	13,492
41,681	e	Smithtown Bancorp, Inc	1,130
1,431,655		Societe Generale	243,035
1,994,756		South Financial Group, Inc	53,041
66,414	e	Southside Bancshares, Inc	1,709
99,077		Southwest Bancorp, Inc	2,760
1,593,551		Sovereign Bancorp, Inc	40,460
2,541		Sparebanken Midt-Norge	33
541,060		Standard Bank Group Ltd	7,290
100		State Bancorp, Inc	2
10,200		State Bank of India Ltd	287
4,176		State Bank of India Ltd (GDR)	311
53,795	e	State National Bancshares, Inc	2,070
1,862,913		State Street Corp	125,635
105,972		Sterling Bancorp	2,088

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
472,930		Sterling Bancshares, Inc	$6,157
193,565		Sterling Financial Corp	4,582
208,621		Sterling Financial Corp	7,053
68,215		Suffolk Bancorp	2,601
10,008		Sumitomo Mitsui Financial Group, Inc	102,599
2,794,692		Sumitomo Trust & Banking Co Ltd	29,308
3,865	e	Summit Financial Group, Inc	74
93,279	e*	Sun Bancorp, Inc	1,965
4,518,912		SunTrust Banks, Inc	381,622
88,878	e*	Superior Bancorp	1,008
126,300		Suruga Bank Ltd	1,564
347,032		Susquehanna Bancshares, Inc	9,328
206,374	e*	SVB Financial Group	9,621
412,137		Svenska Handelsbanken (A Shares)	12,462
121,545		Svenska Handelsbanken (B Shares)	3,728
42,545		Sydbank A/S	2,033
1,349,320		Synovus Financial Corp	41,599
33,382		Taylor Capital Group, Inc	1,222
2,114,441		TCF Financial Corp	57,978
568,122		TD Banknorth, Inc	18,339
151,117	e*	Texas Capital Bancshares, Inc	3,004
46,700	e	Texas United Bancshares, Inc	1,604
130,004		TierOne Corp	4,109
45,682	e	Tompkins Trustco, Inc	2,076
96,658		Trico Bancshares	2,630
455,497	e	Trustco Bank Corp NY	5,065
311,572	e	Trustmark Corp	10,191
393,899		Turkiye Garanti Bankasi A.S.	1,302
17,850	e,v	Turkiye Garanti Bankasi AS (ADR)	62
412,160		Turkiye Is Bankasi	1,893
141,058		Turkiye Vakiflar Bankasi Tao	663
3,074,279		UBS A.G.	186,828
544,327	e	UCBH Holdings, Inc	9,558
190,285		UMB Financial Corp	6,947
340,058	e	Umpqua Holdings Corp	10,008
429,841		Unibanco - Uniao de Bancos Brasileiros S.A.	4,064
14,426,333		UniCredito Italiano S.p.A	126,448
77,081		Union Bankshares Corp	2,358
476,193		UnionBanCal Corp	29,167
231,496		United Bankshares, Inc	8,947
191,530		United Community Banks, Inc	6,190
157,633		United Community Financial Corp	1,929
1,467,739		United Overseas Bank Ltd	18,565
37,962	e	United Security Bancshares	915
66,327	e	Univest Corp of Pennsylvania	2,022
12,850,535		US Bancorp	465,061
72,160		USB Holding Co, Inc	1,739
27,957		UTI Bank Ltd	297
6,379		UTI Bank Ltd (GDR)	66
534,033	e	Valley National Bancorp	14,157
152		Verwalt & Privat-Bank AG.	40
6,564	*	ViewPoint Financial Group	111
47,432	e	Vineyard National Bancorp	1,092
90,016	e*	Virginia Commerce Bancorp	1,789
63,595		Virginia Financial Group, Inc	1,780
630,773		W Holding Co, Inc	3,759

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
11,156,901		Wachovia Corp	$635,385
382,549		Washington Federal, Inc	9,001
7,334,038		Washington Mutual, Inc	333,625
86,381		Washington Trust Bancorp, Inc	2,409
29,000		Waterland Financial Holdings	10
56,734	e*	Wauwatosa Holdings, Inc	1,011
225,072		Webster Financial Corp	10,965
21,318,371		Wells Fargo & Co	758,081
126,241		WesBanco, Inc	4,233
107,773	e	West Bancorporation, Inc	1,916
90,864		West Coast Bancorp	3,147
194,715	e	Westamerica Bancorporation	9,858
58,349	e*	Western Alliance Bancorp	2,029
5,338,089		Western Union Co	119,680
28,225	*	Westfield Financial, Inc	977
1,739,706		Westpac Banking Corp	33,287
283,870		Whitney Holding Corp	9,260
105,970	e	Willow Grove Bancorp, Inc	1,581
283,723		Wilmington Trust Corp	11,965
89,330	e	Wilshire Bancorp, Inc	1,695
273,500		Wing Hang Bank Ltd	3,217
159,180		Wintrust Financial Corp	7,644
1,400	e	Woori Finance Holdings Co Ltd (ADR)	100
34,719		WSFS Financial Corp	2,324
215,046	*	Yapi ve Kredi Bankasi	374
51,414	e	Yardville National Bancorp	1,939
4,595,509	*	Yes Bank Ltd	13,970
497,456		Zions Bancorporation	41,010
		TOTAL DEPOSITORY INSTITUTIONS	14,706,324

EATING AND DRINKING PLACES - 0.93%
131,986	e*	AFC Enterprises	2,332
426,308		Applebees International, Inc	10,517
811,149		Aramark Corp (Class B)	27,133
26,381		Autogrill S.p.A.	485
79,537	e*	BJ's Restaurants, Inc	1,607
206,377		Bob Evans Farms, Inc	7,062
1,092,656		Brinker International, Inc	32,955
42,182	e*	Buffalo Wild Wings, Inc	2,244
117,960	*	California Pizza Kitchen, Inc	3,929
248,015		CBRL Group, Inc	11,101
264,239	*	CEC Entertainment, Inc	10,636
797,677	*	Cheesecake Factory	19,623
134,117	e*	Chipotle Mexican Grill, Inc (Class A)	7,645
208,742	*	Chipotle Mexican Grill, Inc (Class B)	10,855
524,705		CKE Restaurants, Inc	9,655
31,396,949		Compass Group plc	178,276
199,972	e*	Cosi, Inc	1,018
1,881,214		Darden Restaurants, Inc	75,568
220,865		Domino's Pizza, Inc	6,184
702,824		Enterprise Inns plc	18,619
149,499		IHOP Corp	7,879
252,900	*	Jack in the Box, Inc	15,437
8,000		Jollibee Foods Corp	7
6,650		Kappa Create Co Ltd	91
372,848	e*	Krispy Kreme Doughnuts, Inc	4,139

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
100,003	e	Landry's Restaurants, Inc	$3,009
132,994	e*	Luby's, Inc	1,448
88,690	*	McCormick & Schmick's Seafood Restaurants, Inc	2,132
7,718,336		McDonald's Corp	342,154
600,651		Mitchells & Butlers plc	8,356
51,600	*	Morton's Restaurant Group, Inc	859
130,790	*	O'Charleys, Inc	2,783
237,742		Onex Corp	5,780
283,471		OSI Restaurant Partners, Inc	11,112
255,083	e*	Papa John's International, Inc	7,400
155,380	e*	PF Chang's China Bistro, Inc	5,963
1,110,173		Punch Taverns plc	27,802
200,941	*	Rare Hospitality International, Inc	6,617
97,021	e*	Red Robin Gourmet Burgers, Inc	3,478
336,629		Ruby Tuesday, Inc	9,237
87,927	*	Ruth's Chris Steak House, Inc	1,607
174,495		Sodexho Alliance S.A.	10,948
470,110	*	Sonic Corp	11,259
3,921,108	*	Starbucks Corp	138,886
165,960	e*	Steak N Shake Co	2,921
279,403	e*	Texas Roadhouse, Inc (Class A)	3,705
861,160		Tim Hortons, Inc	24,939
48,855		Triarc Cos (Class A)	1,062
286,065		Triarc Cos (Class B)	5,721
472,755		Wendy's International, Inc	15,644
11,253		Wetherspoon (J.D.) plc	153
56,437		Whitbread plc	1,851
1,693,241		Yum! Brands, Inc	99,563
		TOTAL EATING AND DRINKING PLACES	1,221,386

EDUCATIONAL SERVICES - 0.09%
889,292	*	Apollo Group, Inc (Class A)	34,656
37,400		Benesse Corp	1,424
380,113		CAE, Inc	3,504
582,607	*	Career Education Corp	14,437
513,940	e*	Corinthian Colleges, Inc	7,005
371,818		DeVry, Inc	10,411
92,392	e*	Educate, Inc	658
345,669	*	ITT Educational Services, Inc	22,942
198,766	*	Laureate Education, Inc	9,666
16,628	*	Lincoln Educational Services Corp	224
84,000		Raffles Education Corp Ltd	97
87,351		Strayer Education, Inc	9,263
129,950	e*	Universal Technical Institute, Inc	2,886
86,690		UP, Inc	525
		TOTAL EDUCATIONAL SERVICES	117,698

ELECTRIC, GAS, AND SANITARY SERVICES - 4.16%
27,973		AEM Torino S.p.A	91
3,762,913	*	AES Corp	82,935
324,207	*	AGL Energy Ltd	4,141
450,876		AGL Resources, Inc	17,544
751,830		Alinta Ltd	7,015
1,174,180	*	Allegheny Energy, Inc	53,907
159,519		Allete, Inc	7,424
1,036,801		Alliant Energy Corp	39,160

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,044,737	*	Allied Waste Industries, Inc	$12,840
938,680	e	Ameren Corp	50,435
89,288	e	American Ecology Corp	1,653
4,322,879		American Electric Power Co, Inc	184,068
98,700	e	American States Water Co	3,812
536,257		Aqua America, Inc	12,216
2,179,402	*	Aquila, Inc	10,243
394,756		Atmos Energy Corp	12,597
2,561,514		AU Optronics Corp	3,561
289,139		Avista Corp	7,318
1,622,515	*	Babcock & Brown Environmental Investments Ltd	1,921
386	e*	Beacon Power Corp	-	^
148,181		BKW FMB Energie AG.	17,427
233,311		Black Hills Corp	8,619
101,280		California Water Service Group	4,092
561,297		Caltex Australia Ltd	10,190
90,308		Cascade Natural Gas Corp	2,341
118,908	e*	Casella Waste Systems, Inc (Class A)	1,454
1,770,007	e	Centerpoint Energy, Inc	29,347
1,200		Central Vermont Public Service Corp	28
3,769,868		Centrica plc	26,167
97,065		CEZ	4,475
117,282	e	CH Energy Group, Inc	6,192
2,282,000		China Resources Power Holdings Co	3,444
417,800		Chubu Electric Power Co, Inc	12,498
144,348	*	Clean Harbors, Inc	6,988
325,998		Cleco Corp	8,225
2,607,645		CLP Holdings Ltd	19,277
2,725,176	*	CMS Energy Corp	45,510
154,988		Colbun S.A.	31
8,709,220		Companhia de Gas de Sao Paulo	1,443
19,448,463		Companhia de Saneamento Basico do Estado de Sao Paulo	2,667
31,651,892		Companhia Energetica de Minas Gerais	1,555
46,783,882	*	Companhia Energetica de Sao Paulo (Class B)	547
116,513,787		Companhia Paranaense de Energia	1,363
981,166		Consolidated Edison, Inc	47,165
2,205,398		Constellation Energy Group, Inc	151,886
466,456		Contact Energy Ltd	2,734
808,251	*	Covanta Holding Corp	17,814
168,852	e	Crosstex Energy, Inc	5,351
552,541		Dogan Sirketler Grubu Holdings	870
1,649,711		Dominion Resources, Inc	138,312
3,822,032	e	DPL, Inc	106,176
721,271		DTE Energy Co	34,917
35,806		DUET Group	82
6,647,577		Duke Energy Corp	220,766
469,591	e	Duquesne Light Holdings, Inc	9,321
2,331,506	e*	Dynegy, Inc (Class A)	16,880
727,160		E.ON AG.	98,705
2,387,520		Edison International	108,584
8,192		EDP - Energias do Brasil S.A.	127
3,450,107		El Paso Corp	52,718
332,524	*	El Paso Electric Co	8,104
105,120		Electric Power Development Co	4,629
167,320		Electricity Generating PCL	451
218,080		Electricity Generating PCL	587

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
5,714,935	*	Eletropaulo Metropolitana de Sao Paulo S.A.	$292
155,969	e	Empire District Electric Co	3,851
1,323,721		Empresa Nacional de Electricidad S.A.	1,623
584,118	*	Enbridge, Inc	20,171
1,675,111		Endesa S.A.	79,228
7,882,466		Enel S.p.A.	81,317
341,424		Energen Corp	16,026
7,618,949		Energias de Portugal S.A.	38,620
596,952		Energy East Corp	14,804
39,707	e	EnergySouth, Inc	1,592
4,619,683		Enersis S.A.	1,472
2,700		Enersis S.A. (ADR)	43
1,922,397		Entergy Corp	177,476
3,977,926		Exelon Corp	246,194
2,112,812		First Philippine Holdings Corp	2,714
2,135,148		FirstEnergy Corp	128,749
292,604		Fortis, Inc	7,470
11,276,364		Fortum Oyj	320,927
1,946,383		FPL Group, Inc	105,922
236,243		Gas Natural SDG S.A.	9,352
226,938		Gaz de France	10,440
1,514,200		Glow Energy PCL	1,410
321,524	e	Great Plains Energy, Inc	10,224
3,899	*	Greentech Energy Systems	47
413,400		Guangdong Electric Power Development Co Ltd (Class B)	255
922,000		Guangdong Investments Ltd	416
338,558	e	Hawaiian Electric Industries, Inc	9,192
127,100		Hokkaido Electric Power Co, Inc	3,247
5,492,927		Hong Kong & China Gas Ltd	12,358
1,360,511		Hong Kong Electric Holdings Ltd	6,664
22,000		Huadian Power International Co	9
936,000		Huaneng Power International, Inc	836
5,900	e	Huaneng Power International, Inc (ADR)	212
15,110		Hunting plc	178
982,056		Iberdrola S.A.	42,935
249,212	e	Idacorp, Inc	9,632
4,962,359		International Power plc	37,092
19,545		Inversiones Aguas Metropolitanas S.A.	24
96,104		ITC Holdings Corp	3,835
918,903		Kansai Electric Power Co, Inc	24,786
293,702		Kelda Group plc	5,325
933,300		KeySpan Corp	38,433
519,890		Kinder Morgan, Inc	54,978
109,977	*	Korea Electric Power Corp	5,014
19,600		Korea Electric Power Corp (ADR)	445
689,300		Kyushu Electric Power Co, Inc	18,187
161,734		Laclede Group, Inc	5,666
5,623		Lassila & Tikanoja Oyj	161
72,500		Malakoff BHD	208
53,964		Markwest Hydrocarbon, Inc	2,620
849,746		MDU Resources Group, Inc	21,787
148,099		Metal Management, Inc	5,606
127,595	e	MGE Energy, Inc	4,667
8,831		Middlesex Water Co	165
2,271,231	*	Mirant Corp	71,703
1,933,787		MMC Corp BHD	2,214

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
393,838	e	National Fuel Gas Co	$15,179
4,698,377		National Grid plc	67,799
164,556		New Jersey Resources Corp	7,994
345,978	e	Nicor, Inc	16,192
1,223,061		NiSource, Inc	29,476
1,361,585		Northeast Utilities	38,342
178,977		Northwest Natural Gas Co	7,596
248,597		NorthWestern Corp	8,795
1,885,831	e*	NRG Energy, Inc	105,625
541,420		NSTAR	18,603
58,379		Oest Elektrizitatswirts AG. (Class A)	3,115
734,066		OGE Energy Corp	29,363
107,600		Okinawa Electric Power Co, Inc	6,637
765,778		Oneok, Inc	33,020
47,901	e	Ormat Technologies, Inc	1,764
4,463,085		Osaka Gas Co Ltd	16,614
199,855		Otter Tail Corp	6,227
222,404	e	Peoples Energy Corp	9,913
955,999		Pepco Holdings, Inc	24,865
197,400		Petronas Gas BHD	501
965,000	*	Petronet LNG Ltd	1,049
1,406,598		PG&E Corp	66,574
54,967	*	Pico Holdings, Inc	1,911
458,691		Piedmont Natural Gas Co, Inc	12,270
89,605	e*	Pike Electric Corp	1,463
397,172		Pinnacle West Capital Corp	20,133
348,644	e*	Plug Power, Inc	1,356
503,047		PNM Resources, Inc	15,645
1,271,483		Polish Oil & Gas Co	1,577
151,035		Portland General Electric Co	4,116
1,942,910		PPL Corp	69,634
1,137,081		Progress Energy, Inc	55,808
496,039	v*	Progress Energy, Inc	5
734,000		PT Perusahaan Gas Negara	947
1,220,701		Public Service Enterprise Group, Inc	81,030
596,683		Puget Energy, Inc	15,132
11,195		Puma AG. Rudolf Dassler Sport	4,369
559,399		Questar Corp	46,458
40,058		Reliance Energy Ltd	471
1,197		Reliance Energy Ltd (GDR)	43
1,531,275	*	Reliant Energy, Inc	21,759
810,894		Republic Services, Inc	32,979
91,469		Resource America, Inc (Class A)	2,415
19,287		RWE AG.	1,833
507,837		RWE AG.	55,976
472,426		SCANA Corp	19,190
705,547		Scottish & Southern Energy plc	21,468
3,211,502		Scottish Power plc	47,035
823,110		SembCorp Industries Ltd	2,061
1,553,344		Sempra Energy	87,049
178,066		Severn Trent plc	5,125
1,306,362	*	Sierra Pacific Resources	21,986
84,826	e	SJW Corp	3,288
760,597		Snam Rete Gas S.p.A.	4,315
45,610		Sociedad General de Aguas de Barcelona S.A. (Class A)	1,671
8,172,800	*	Sojitz Holdings Corp	24,861

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
169,635		South Jersey Industries, Inc	$5,667
3,148,603		Southern Co	116,057
459,386		Southern Union Co	12,840
327,509		Southwest Gas Corp	12,566
122,141	e	Southwest Water Co	1,681
206,672	*	Stericycle, Inc	15,604
31,795	v*	Suez S.A.	-	^
1,932,763		Suez S.A.	100,089
228,454	e	Synagro Technologies, Inc	1,010
1,666		Tata Power Co Ltd	21
898,941		TECO Energy, Inc	15,489
1,492,375		Tenaga Nasional BHD	4,611
345,500		Tohoku Electric Power Co, Inc	8,637
2,259,200		Tokyo Electric Power Co, Inc	73,089
1,387,158		Tokyo Gas Co Ltd	7,378
53,875		Tractebel Energia S.A.	454
283,974		TransAlta Corp	6,487
9,700	e*	Transportadora de Gas del Sur S.A. (ADR)	77
2,673,037		TXU Corp	144,905
658,475		UGI Corp	17,963
187,613		UIL Holdings Corp	7,915
19,879		Unified Energy System (ADR)	2,122
25,291		Unified Energy System (GDR)	2,772
154,467		Union Fenosa S.A.	7,646
307,380		Unisource Energy Corp	11,229
708,741		United Utilities plc	10,824
146,009		Vector Ltd	259
312,381		Vectren Corp	8,834
228,870		Veolia Environnement	17,644
263,009	*	Waste Connections, Inc	10,928
67,066		Waste Industries USA, Inc	2,047
134,699	e*	Waste Services, Inc	1,327
231,240		Wellypower Optronics Corp	852
497,226		Westar Energy, Inc	12,908
310,538		WGL Holdings, Inc	10,117
2,909,755		Williams Cos, Inc	76,003
752,502		Wisconsin Energy Corp	35,714
176,769		WPS Resources Corp	9,551
1,630,808		Xcel Energy, Inc	37,606
15,490,000		Xinao Gas Holdings Ltd	17,525
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	5,450,824

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.16%
1,268,743	*	AAC Acoustic Technology Holdings, Inc	1,204
2,079,678		ABB Ltd	37,293
602,795		ABB Ltd (ADR)	10,838
302		ABB Ltd India	25
668,898	*	Accuris Co Ltd	637
8,979	e*	Acme Packet, Inc	185
194,335	*	Actel Corp	3,529
360,509		Acuity Brands, Inc	18,761
855,340	*	Adaptec, Inc	3,986
502,213	*	ADC Telecommunications, Inc	7,297
418,371		Adtran, Inc	9,497
211,150	*	Advanced Analogic Technologies, Inc	1,138
307,610	*	Advanced Energy Industries, Inc	5,805

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
2,628,922	*	Advanced Micro Devices, Inc	$53,499
2,514,789	*	Advanced Semiconductor Engineering, Inc	2,856
46,084	e*	Advanced Semiconductor Engineering, Inc (ADR)	260
287,640		Advantest Corp	16,484
426,024	*	Aeroflex, Inc	4,993
10,401		Aga Foodservice Group plc	88
3,030,584	*	Agere Systems, Inc	58,096
7,155,845		Alcatel S.A.	102,962
322,307		Alcatel S.A. (ADR)	4,583
1,400		Alpine Electronics, Inc	21
376,500		Alps Electric Co Ltd	4,084
2,517,413	*	Altera Corp	49,543
718,336		American Power Conversion Corp	21,974
186,611	e*	American Superconductor Corp	1,831
469,572		Ametek, Inc	14,951
310,438	e*	AMIS Holdings, Inc	3,281
761,952	e*	Amkor Technology, Inc	7,117
562,670		Amphenol Corp (Class A)	34,931
275,963	e*	Anadigics, Inc	2,445
1,581,602		Analog Devices, Inc	51,987
914,069	*	Andrew Corp	9,351
6,133,019	*	Apple Computer, Inc	520,325
5,690	e*	Applica, Inc	45
1,740,561	e*	Applied Micro Circuits Corp	6,196
1,479		Applied Signal Technology, Inc	21
3,594		Arcelik A.S.	21
952,830		ARM Holdings plc	2,346
825,876	e*	Arris Group, Inc	10,332
3,343,500		Asustek Computer, Inc	9,153
53,760		Asustek Computer, Inc (GDR)	142
297,141	e*	Atheros Communications, Inc	6,335
2,248,301	*	Atmel Corp	13,602
216,297	*	ATMI, Inc	6,604
7,400	e*	AudioCodes Ltd	69
1,156,959	e*	Avanex Corp	2,187
721,039	*	Avnet, Inc	18,408
395,656	e	AVX Corp	5,852
197,930		Baldor Electric Co	6,615
8,899		Bang & Olufsen A/S (B Shares)	1,147
8,633		Barco NV	786
66,699	e	Bel Fuse, Inc (Class B)	2,320
371,958	*	Benchmark Electronics, Inc	9,061
270	*	Bharat Electronics Ltd	8
342,380	e*	Bookham, Inc	1,393
3,977,497	*	Broadcom Corp (Class A)	128,513
442,132	e*	Broadwing Corp	6,906
1,957,080	*	Brocade Communications Systems, Inc	16,068
2,300	e*	C&D Technologies, Inc	11
174,931	e*	CalAmp Corp	1,476
596,592	e*	Capstone Turbine Corp	734
164,356	*	Carrier Access Corp	1,078
1,363	*	Catapult Communications Corp	12
447,620	*	C-COR, Inc	4,986
302,230	*	Celestica, Inc	2,353
174,564	e*	Ceradyne, Inc	9,863
1,368,000	*	Chartered Semiconductor Manufacturing Ltd	1,142

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
268,245	*	Checkpoint Systems, Inc	$5,419
60,122		Cheng Uei Precision Industry Co Ltd	215
1,439,688		Chi Mei Optoelectronics Corp	1,458
101,080	e*	China BAK Battery, Inc	659
11,538	e,v*	China Energy Savings Technology, Inc	1
1,953,000	*	Chunghwa Picture Tubes Ltd	420
844,716	*	Ciena Corp	23,407
41,278,333	*	Cisco Systems, Inc	1,128,137
77,939	e*	Color Kinetics, Inc	1,664
110,000		Compal Communications, Inc	358
14,000	*	Compeq Manufacturing Co	7
131,023	e*	Comtech Telecommunications Corp	4,988
1,113,380	*	Comverse Technology, Inc	23,503
2,691,853	e*	Conexant Systems, Inc	5,491
265,542		Cooper Industries Ltd (Class A)	24,013
12,149	*	CPI International, Inc	182
810,963	e*	Cree, Inc	14,046
272,440		Crompton Greaves Ltd	1,285
195,931	*	CSR plc	2,494
240,951	e	CTS Corp	3,783
120,854		Cubic Corp	2,623
669,292	e*	Cypress Semiconductor Corp	11,291
505,600		Daiichikosho Co Ltd	6,152
342,000		Dainippon Screen Manufacturing Co Ltd	3,072
14,000		Daiwa Industries Ltd	96
1,594,560		Datacraft Asia Ltd	1,834
232,000		Datang International Power Generation Co Ltd	242
1,653,800		Delta Electronics Thai PCL	807
116,184	*	Diodes, Inc	4,122
54,400	*	Directed Electronics, Inc	623
190,769	*	Ditech Networks, Inc	1,320
236,941	*	Dolby Laboratories, Inc (Class A)	7,350
174,527	*	DSP Group, Inc	3,787
98,652	*	DTS, Inc	2,386
9,686	*	Eagle Broadband, Inc	5
22,700	e*	ECI Telecom Ltd	197
168,757	*	Electro Scientific Industries, Inc	3,399
313,746		Electrolux AB (Series B)	6,279
226,675	e*	Emcore Corp	1,254
6,060,748		Emerson Electric Co	267,218
641,045		EMI Group plc	3,326
67,981	*	EMS Technologies, Inc	1,362
24,009	*	EndWave Corp	260
263,981	e*	Energizer Holdings, Inc	18,740
223,470	e*	Energy Conversion Devices, Inc	7,594
263,707	*	EnerSys	4,219
32,438,817		Ericsson (LM) (B Shares)	131,017
376,810	e*	Evergreen Solar, Inc	2,852
62,000		Everlight Electronics Co Ltd	176
203,554	*	Exar Corp	2,646
2,255,163	*	Fairchild Semiconductor International, Inc	37,909
133,500		Fanuc Ltd	13,148
36,000		Far EasTone Telecommunications Co Ltd	41
3,102,360	e*	Finisar Corp	10,021
388,800	*	First Solar, Inc	11,586
1,429,145		Fisher & Paykel Appliances Holdings Ltd	3,867

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,113,520		Fisher & Paykel Healthcare Corp	$3,342
170	*	Flextronics International Ltd	2
2,446,000	*	Foxconn International Holdings Ltd	8,003
112,900		Foxconn Technology Co Ltd	1,353
126,484		Franklin Electric Co, Inc	6,500
200	*	FSI International, Inc	1
301,498	e*	FuelCell Energy, Inc	1,948
83,000		Fuji Electric Holdings Co Ltd	450
289,461	*	Fujitsu Access Ltd	1,508
366,388		Gamesa Corp Tecnologica S.A.	10,084
40,000	e	Garmin Ltd	2,226
1,553	*	Gemalto NV	39
1,412,213	e*	Gemstar-TV Guide International, Inc	5,663
185,070	*	Genlyte Group, Inc	14,456
850,000		Geodesic Information Systems Ltd	3,461
12,412		Germanos S.A.	311
4,800	*	Glenayre Technologies, Inc	12
822,159	*	GrafTech International Ltd	5,689
131,283	e*	Greatbatch, Inc	3,534
1,642		Groupe Steria SCA	99
9,600		Hana Microelectronics PCL	8
1,816,000	*	HannStar Display Corp	344
311,107		Harman International Industries, Inc	31,083
790,478	*	Harmonic, Inc	5,747
595,857		Harris Corp	27,326
533,222	e*	Hexcel Corp	9,283
124,800		High Tech Computer Corp	2,470
33,320		Hirose Electric Co Ltd	3,783
5,300		Hitachi High-Technologies Corp	158
3,761,994		Hitachi Ltd	23,456
193,900		Hitachi Maxell Ltd	2,892
61,986	e*	Hittite Microwave Corp	2,003
2,305,937		Hon Hai Precision Industry Co, Ltd	16,453
51,181		Hon Hai Precision Industry Co, Ltd (GDR)	727
8,413,298		Honeywell International, Inc	380,618
1,700		Horiba Ltd	63
8,300		Hosiden Corp	89
834,580		Hoya Corp	32,540
155,635	e*	Hutchinson Technology, Inc	3,668
51,530	*	Hynix Semiconductor, Inc	2,020
29,698	*	Hyundai Autonet Co Ltd	292
254,415		Ibiden Co Ltd	12,827
65,137	e*	ID Systems, Inc	1,226
109,971	e*	Ikanos Communications, Inc	956
221,672		Imation Corp	10,292
2,666		Imtech NV	169
1,002,615	*	Infineon Technologies AG.	14,135
553,000	e*	Infineon Technologies AG. (ADR)	7,759
986,643	*	Integrated Device Technology, Inc	15,273
800	e*	Integrated Silicon Solutions, Inc	5
39,297,875		Intel Corp	795,782
381,193	e*	Interdigital Communications Corp	12,789
302,732	*	International Rectifier Corp	11,664
100		Internet Research Institute, Inc	64
761,145		Intersil Corp (Class A)	18,207
170,317		Inter-Tel, Inc	3,774

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
220,733	*	InterVoice, Inc	$1,691
22,833	*	Intracom S.A.	155
40,094	e*	iRobot Corp	724
155,695	*	IXYS Corp	1,386
4,600		Japan Digital Laboratory Co Ltd	72
1,957,627	*	JDS Uniphase Corp	32,614
521,279	e*	Kemet Corp	3,805
2,650,191		Koninklijke Philips Electronics NV	99,948
289	*	Koor Industries Ltd	15
3,389	e*	Koor Industries Ltd (ADR)	35
116,932		Kudelski S.A.	4,405
381,098		Kyocera Corp	35,931
1,154,375		L-3 Communications Holdings, Inc	94,405
9,111		Laird Group plc	74
95,785	e*	Lamson & Sessions Co	2,324
644,785	e*	Lattice Semiconductor Corp	4,178
1,300	*	Leadis Technology, Inc	6
37,198	*	LG Electronics, Inc	2,200
39,290	*	LG.Philips LCD Co Ltd	1,177
6,800	e	LG.Philips LCD Co Ltd (ADR)	102
245,576	e	Lincoln Electric Holdings, Inc	14,838
1,344,476		Linear Technology Corp	40,765
217,170	*	Littelfuse, Inc	6,923
6,712	*	Loewe AG.	130
51,008	e*	Loral Space & Communications, Inc	2,077
114,326		LSI Industries, Inc	2,269
2,864,591	*	LSI Logic Corp	25,781
6,900		Mabuchi Motor Co Ltd	411
858,529	*	Macronix International	371
98,000		Malaysian Pacific Industries	294
1,190,150	*	Marvell Technology Group Ltd	22,839
2,506,679		Matsushita Electric Industrial Co Ltd	50,026
603,350		Matsushita Electric Industrial Co Ltd (ADR)	12,121
215,344		Matsushita Electric Works Ltd	2,495
432,816	*	Mattson Technology, Inc	4,034
1,399,435		Maxim Integrated Products, Inc	42,851
83,171	e*	Maxwell Technologies, Inc	1,160
876,369	*	McData Corp (Class A)	4,864
584,400		MediaTek, Inc	6,044
119,978	e*	Medis Technologies Ltd	2,091
2,778		Melexis NV	51
1,336,607	*	MEMC Electronic Materials, Inc	52,315
127,361	e*	Mercury Computer Systems, Inc	1,702
209,960		Methode Electronics, Inc	2,274
412,884	*	Micrel, Inc	4,451
945,563		Microchip Technology, Inc	30,920
4,208,110	*	Micron Technology, Inc	58,745
11,271		Micronas Semiconductor Holdings, Inc	248
414,236	e*	Microsemi Corp	8,140
302,582	e*	Microtune, Inc	1,422
800	e*	Microvision, Inc	3
596,794	e*	Mindspeed Technologies, Inc	1,140
32,000		Minebea Co Ltd	224
236,925	*	MIPS Technologies, Inc	1,966
6,024,000		Mitsubishi Electric Corp	54,973
162,785	e*	Mobility Electronics, Inc	545

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
611,038		Molex, Inc	$19,327
125,964	e*	Monolithic Power Systems, Inc	1,399
226,676	*	Moog, Inc (Class A)	8,657
130,692	e*	MoSys, Inc	1,209
15,469,781		Motorola, Inc	318,059
708,142	e*	MRV Communications, Inc	2,507
49,343	e*	Multi-Fineline Electronix, Inc	1,001
277,956		Murata Manufacturing Co Ltd	18,802
65,000		Nan Ya Printed Circuit Board Corp	449
28,198		National Presto Industries, Inc	1,688
4,141,909		National Semiconductor Corp	94,021
111,200	v*	NCP Litigation Trust	-	^
297,400	*	NEC Electronics Corp	8,697
94,228	e*	Netlogic Microsystems, Inc	2,044
2,514,541	*	Network Appliance, Inc	98,771
2,068		Nexans S.A.	265
101,000		NGK Spark Plug Co Ltd	1,901
10,434	*	Nice Systems Ltd	319
2,800	*	Nice Systems Ltd (ADR)	86
92,680		Nidec Corp	7,165
1,300		Nihon Dempa Kogyo Co Ltd	54
345,000		Nihon Unisys Ltd	5,639
9,000		Nippon Chemi-Con Corp	77
24,600		Nitto Denko Corp	1,232
5,549		NKT Holding A/S	491
6,916,346		Nokia Oyj	141,331
54		Nokia OYJ (ADR)	1
844,595	*	Nortel Networks Corp	22,655
1,071,609	e*	Novellus Systems, Inc	36,885
2,990,385	*	Nvidia Corp	110,674
9,007		Olympic Group Financial Investments	84
331,172	e*	Omnivision Technologies, Inc	4,520
224,000		Omron Corp	6,362
995,264	e*	ON Semiconductor Corp	7,534
530,548	e*	Openwave Systems, Inc	4,897
85,905	e*	Oplink Communications, Inc	1,766
102,131	e*	Optical Communication Products, Inc	167
2,163	*	Optium Corp	54
415,000		Origin Electric Co Ltd	2,835
88,394	e*	OSI Systems, Inc	1,850
115,984		Park Electrochemical Corp	2,975
109,219	e*	Parkervision, Inc	1,218
157,357	*	Pericom Semiconductor Corp	1,805
251,498		Phoenix Electric Co Ltd	1,272
6,000		Phoenixtec Power Co Ltd	7
243,431	e*	Photronics, Inc	3,978
137,600		Pioneer Corp	1,889
84,155	*	Pixelworks, Inc	193
283,654	e	Plantronics, Inc	6,013
360,408	e*	Plexus Corp	8,607
138,365	*	PLX Technology, Inc	1,804
1,003,257	e*	PMC - Sierra, Inc	6,732
715,499	*	Polycom, Inc	22,116
462,981	*	Portalplayer, Inc	6,227
40,450	*	Powell Industries, Inc	1,277
428,241	e*	Power-One, Inc	3,118

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
665,713	e*	Powerwave Technologies, Inc	$4,294
169	*	Qimonda AG. (ADR)	3
726,582	*	QLogic Corp	15,927
12,489,052		Qualcomm, Inc	471,961
303,592	e*	Quantum Fuel Systems Technologies Worldwide, Inc	486
3,296,478	e	RadioShack Corp	55,315
67,170	*	Radyne Corp	721
398,752	e*	Rambus, Inc	7,548
92,168	e	Raven Industries, Inc	2,470
731,150		Realtek Semiconductor Corp	1,259
230,193		Regal-Beloit Corp	12,087
290,905	*	Reliance Communication Ventures Ltd	3,100
122,936		REMEC, Inc	162
346,326	*	Research In Motion Ltd	44,250
41,246		Reunert Ltd	481
1,102,777	e*	RF Micro Devices, Inc	7,488
765,759		Ricoh Co Ltd	15,636
7,700		Rinnai Corp	230
412,000	*	Ritek Corp	121
299,600		River Eletec Corp	2,067
102,221	*	Rogers Corp	6,046
161,457		Rohm Co Ltd	16,077
1,218		SAES Getters S.p.A.	37
13,570	*	Samsung Electro-Mechanics Co Ltd	632
58,484		Samsung Electronics Co Ltd	38,549
9,398		Samsung Electronics Co Ltd	4,851
4,450	*	Samsung Electronics Co Ltd (GDR)	1,464
13,343	*	Samsung SDI Co Ltd	922
1,369,000		Sanken Electric Co Ltd	16,899
2,499,523	*	Sanmina-SCI Corp	8,623
231,000	*	Sanyo Electric Co Ltd	293
2,114,000		Sanyo Electric Taiwan Co Ltd	1,645
522,675		Satyam Computer Services Ltd	5,709
278,593		Schindler Holding AG.	17,525
365,553		Schneider Electric S.A.	40,582
1,500	*	Seachange International, Inc	15
7,834,000	*	Semiconductor Manufacturing International Corp	1,017
501,087	*	Semtech Corp	6,549
1,042,000		Sharp Corp	17,950
2,700		Shinkawa Ltd	58
38,700		Shinko Electric Industries	1,011
4,657		Siemens India Ltd	120
674,616	*	Silicon Image, Inc	8,581
241,148	*	Silicon Laboratories, Inc	8,356
781,738	*	Silicon Storage Technology, Inc	3,526
2,083,824		Siliconware Precision Industries Co	3,274
35,273	e	Siliconware Precision Industries Co (ADR)	277
144,760	e*	Sirenza Microdevices, Inc	1,138
6,891,713	e*	Sirius Satellite Radio, Inc	24,397
937,027	*	Skyworks Solutions, Inc	6,634
1,183,875		Sony Corp	50,735
876,279	*	Spansion, Inc (Class A)	13,021
2,200	e*	Spatialight, Inc	3
1,400	*	Spectralink Corp	12
207,180	e*	Spectrum Brands, Inc	2,258
69,174	*	Staktek Holdings, Inc	356

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
127,129	*	Standard Microsystems Corp	$3,557
22,300		Stanley Electric Co Ltd	447
2,328,315	*	STATS ChipPAC Ltd	1,776
889,587		STMicroelectronics NV	16,522
528,406	*	Stratex Networks, Inc	2,552
285,200		Sumco Corp	24,109
58,678	e*	Sunpower Corp (Class A)	2,181
853	*	Suntron Corp	1
69,794	*	Supertex, Inc	2,739
1,025,645	*	Sycamore Networks, Inc	3,856
275,877	e*	Symmetricom, Inc	2,461
142,405	e*	Synaptics, Inc	4,228
9,260,417		Taiwan Semiconductor Manufacturing Co Ltd	19,183
72,408		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	791
382,060		Taiyo Yuden Co Ltd	6,742
140,258		Tandberg ASA	2,115
973,000	*	Tatung Co Ltd	436
150,343		TDK Corp	11,951
239,254		Technitrol, Inc	5,716
11,006	e*	Techwell, Inc	177
5,093,000		Teco Electric and Machinery Co Ltd	2,595
325,712	e*	Tekelec	4,830
552,901		Teleflex, Inc	35,695
2,405,936	*	Tellabs, Inc	24,685
2,382,550		Terna Rete Elettrica Nazionale S.p.A.	8,075
258,848	e*	Tessera Technologies, Inc	10,442
7,369,223		Texas Instruments, Inc	212,234
402,624	*	Thomas & Betts Corp	19,036
195,915		Thomson	3,830
413,260		Tokyo Denpa Co Ltd	5,202
1,124,417	e*	Transmeta Corp	1,248
704,034	e*	Transwitch Corp	986
466,902	*	Trident Microsystems, Inc	8,488
96,885	e*	Tripath Technology, Inc	6
799,830	*	Triquint Semiconductor, Inc	3,599
353,401	*	TTM Technologies, Inc	4,004
76,302	*	Ulticom, Inc	732
800	e*	Ultralife Batteries, Inc	9
10,146	*	UMC Japan	2,199
280,000		Uniden Corp	1,913
4,300	*	United Capital Corp	127
7,294,188		United Microelectronics Corp	4,533
98,047	e	United Microelectronics Corp (ADR)	342
60,000	*	United Test and Assembly Center Ltd	29
132,563	e*	Universal Display Corp	1,990
80,330	*	Universal Electronics, Inc	1,688
61,300		Ushio, Inc	1,259
1,313,820	e*	Utstarcom, Inc	11,496
57,485	e*	Valence Technology, Inc	95
21,454		Valeo S.A.	893
401,716	*	Varian Semiconductor Equipment Associates, Inc	18,286
283,498		Venture Corp Ltd	2,495
1,613	*	Vestel Elektronik Sanayi	4
180,000	*	Via Technologies, Inc	224
126,638	*	Viasat, Inc	3,775
116,290		Vicor Corp	1,292

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
81,974	e*	Virage Logic Corp	$761
681,265	*	Vishay Intertechnology, Inc	9,224
2,127,967		Vivendi Universal S.A.	83,175
97,638	e*	Volterra Semiconductor Corp	1,465
14,000		Vtech Holdings Ltd	86
35,625		Weg S.A.	254
321,695		Whirlpool Corp	26,707
827,000	*	Winbond Electronics Corp	338
284,401		Wintek Corp	270
75,800		Wipro Ltd	1,038
1,072,819	*	Wolfson Microelectronics plc	5,861
1,501,109		Xilinx, Inc	35,741
15,750		Ya Hsin Industrial Co Ltd	13
453,000	*	Yageo Corp	211
516,000		Yaskawa Electric Corp	5,971
3,000,000		YTL Power International	1,760
1,024,855	e*	Zhone Technologies, Inc	1,343
2,930,000	*	Zhuzhou CSR Times Electric Co Ltd	4,053
95,528	e*	Zoltek Cos, Inc	1,879
435,540	*	Zoran Corp	6,350
34,600		ZTE Corp	159
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	8,077,358

ENGINEERING AND MANAGEMENT SERVICES - 0.67%
134,580	e*	Advisory Board Co	7,205
1,779	e*	Affymax, Inc	61
97,093		Aker Kvaerner ASA	12,115
264,495		Amec plc	2,183
495,166	e*	Amylin Pharmaceuticals, Inc	17,861
58,302	e*	Antigenics, Inc	107
441,648	*	Applera Corp (Celera Genomics Group)	6,179
454,977	e*	Ariad Pharmaceuticals, Inc	2,339
23,265		Babcock International Group	183
507,805		Capita Group plc	6,035
75,178	e	CDI Corp	1,872
2,342,077	*	Celgene Corp	134,740
64,568	e*	Cornell Cos, Inc	1,184
194,084		Corporate Executive Board Co	17,021
61,197	*	CRA International, Inc	3,207
117,459	e*	CuraGen Corp	540
276,818	e*	CV Therapeutics, Inc	3,864
76,130	*	Daewoo Engineering & Construction Co Ltd	1,564
352,801	e*	deCODE genetics, Inc	1,598
211,157		Diamond Management & Technology Consultants, Inc	2,627
11,156	a*	Digital Garage, Inc	20,717
522,684	*	Digitas, Inc	7,009
4,170		Dinamia	129
242,681	e*	Diversa Corp	2,640
1,756,984		Downer EDI Ltd	9,694
293,301	e*	eResearch Technology, Inc	1,974
107,548	*	Essex Corp	2,571
619,140	*	Exelixis, Inc	5,572
93,202	*	Exponent, Inc	1,739
141,726	*	First Consulting Group, Inc	1,950
669,201		Fluor Corp	54,640
186,197		Fugro NV	8,898

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
230,556	*	Gen-Probe, Inc	$12,074
5,039	*	Geo ASA	46
44,850	*	GPC Biotech AG.	1,143
1,397,144		GRD Ltd	2,206
1,001	*	Greenfield Online, Inc	14
386,145	*	Harris Interactive, Inc	1,946
537,796	*	Hewitt Associates, Inc (Class A)	13,848
99,250	*	Huron Consulting Group, Inc	4,500
814	*	Icon plc	31
385,066	*	ICOS Corp	13,011
26,439		IDB Development Corp Ltd	819
570,789	*	Incyte Corp	3,333
1,166,093	*	Infrasource Services, Inc	25,386
20,532		Interserve plc	161
419,722	e*	Isis Pharmaceuticals, Inc	4,667
406,478	*	Jacobs Engineering Group, Inc	33,144
590		Jaiprakash Associates Ltd	10
30,166		JGC Corp	518
85,719	e*	Kendle International, Inc	2,696
50,251		Landauer, Inc	2,637
121,484	*	LECG Corp	2,245
463,015	*	Lexicon Genetics, Inc	1,671
196,899	e*	Lifecell Corp	4,753
184,690	*	Luminex Corp	2,346
120,433		MAXIMUS, Inc	3,707
160,171	*	Maxygen, Inc	1,725
57,600	*	McDermott International, Inc	2,930
22,700		Meitec Corp	689
775,408	e*	Monogram Biosciences, Inc	1,380
1,394,056		Moody's Corp	96,274
86,026	*	MTC Technologies, Inc	2,026
226,905	e*	Myriad Genetics, Inc	7,102
248,313	*	Navigant Consulting, Inc	4,907
1,100	*	Neopharm, Inc	2
600	*	Neurogen Corp	4
11,504		Nichii Gakkan Co	170
646	*	NicOx S.A.	19
222,785	e*	Omnicell, Inc	4,150
43,690	e*	Orchid Cellmark, Inc	135
102,697	e*	Oscient Pharmaceuticals Corp	520
1,930,131		Paychex, Inc	76,317
193,864	e*	Per-Se Technologies, Inc	5,386
139,876	e*	PharmaNet Development Group, Inc	3,087
1,574,263		QinetiQ plc	5,903
705,780		Quest Diagnostics, Inc	37,406
314,152	*	Regeneron Pharmaceuticals, Inc	6,305
768,448	e*	Rentech, Inc	2,897
304,347	*	Resources Connection, Inc	9,690
173,348	e*	Rigel Pharmaceuticals, Inc	2,058
3,951		RPS Group plc	21
340,673	*	SAIC, Inc	6,061
8,742	*	Samsung Engineering Co Ltd	406
171,150	e*	Sangamo Biosciences, Inc	1,130
374,952	e*	Savient Pharmaceuticals, Inc	4,203
136,028		SBM Offshore NV	4,678
64,646	e*	Seattle Genetics, Inc	344

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
172,231	e*	Senomyx, Inc	$2,237
372,355		Serco Group plc	2,785
338,467	e*	Shaw Group, Inc	11,339
816,000		Shenzhen Expressway Co Ltd	490
7,764,119		Shui On Construction	16,570
7,353	*	Silex Systems Ltd	32
5,035		Skilled Group Ltd	21
208,834		SNC-Lavalin Group, Inc	5,636
1,800	*	Stanley, Inc	30
187,108	*	Symyx Technologies, Inc	4,040
11,062		Sypris Solutions, Inc	77
55,177	e*	Tejon Ranch Co	3,081
305,908	e*	Telik, Inc	1,355
456,693	*	Tetra Tech, Inc	8,262
19,073	*	TorreyPines Therapeutics, Inc	141
1,690,000		Toyo Engineering Corp	7,342
116,142	e*	Trimeris, Inc	1,476
6,346		United Group Ltd	70
430,680	*	URS Corp	18,455
500	*	ViaCell, Inc	2
227,428	*	Washington Group International, Inc	13,598
284,181		Watson Wyatt & Co Holdings (Class A)	12,831
111,933		WorleyParsons Ltd	1,880
6,947		WS Atkins plc	111
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	876,716

ENVIRONMENTAL QUALITY AND HOUSING - 0.00%**
1,870,000	*	Centillion Environment & Recycling Ltd	183
260,237	e*	Home Solutions of America, Inc	1,525
		TOTAL ENVIRONMENTAL QUALITY AND HOUSING	1,708

FABRICATED METAL PRODUCTS - 0.37%
151,671	*	Alliant Techsystems, Inc	11,859
1,190,002		Amcor Ltd	6,810
48,379		Ameron International Corp	3,695
205,631		Aptargroup, Inc	12,140
464,212		Ball Corp	20,240
25,402		Bharat Forge Ltd	208
61,955		Bharat Heavy Electricals	3,219
20,052	*	Chart Industries, Inc	325
88,669		CIRCOR International, Inc	3,262
543,428		Commercial Metals Co	14,020
104,332	*	Commercial Vehicle Group, Inc	2,274
55,018	e	Compx International, Inc	1,109
321,617		Crane Co	11,784
1,679,912	*	Crown Holdings, Inc	35,144
69,358	e	Dynamic Materials Corp	1,949
1,204		Geberit AG.	1,856
174,693	e*	Griffon Corp	4,455
120		Grupa Kety S.A.	8
67,174		Gulf Island Fabrication, Inc	2,479
1,000		Hirano Tecseed Co Ltd (Kinzoku)	15
1,680,000		Hitachi Cable Ltd	9,430
3,667,919		Illinois Tool Works, Inc	169,421
135,181		Insteel Industries, Inc	2,405
458,457	*	Jacuzzi Brands, Inc	5,699

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
203		Jindal Steel & Power Ltd	$10
164,516		JS Group Corp	3,463
81,881	*	Ladish Co, Inc	3,036
49,823	e	Lifetime Brands, Inc	819
203,853	*	Mobile Mini, Inc	5,492
696,293	e	Mueller Water Products, Inc (Class A)	10,354
258,386	*	Mueller Water Products, Inc (Class B)	3,850
122,704	*	NCI Building Systems, Inc	6,350
5,211		Norddeutsche Affinerie AG.	146
430,959		Pentair, Inc	13,532
20,497	*	PGT, Inc	259
469,720		Rexam plc	4,833
112,000		Sanwa Shutter Corp	663
18,058		Shiloh Industries, Inc	342
164,007		Silgan Holdings, Inc	7,203
216,215	e	Simpson Manufacturing Co, Inc	6,843
565,221		Sims Group Ltd	9,021
171,909	e*	Smith & Wesson Holding Corp	1,777
628,466		Snap-On, Inc	29,940
483,562		Ssab Svenskt Stal AB (Series A)	11,478
506,661		Ssab Svenskt Stal AB (Series B)	11,434
1,800	*	Sturm Ruger & Co, Inc	17
706,685		Sumitomo Precision Products Co Ltd	3,694
500	e	Sun Hydraulics Corp	10
3,392		Takuma Co Ltd	20
370,615	e*	Taser International, Inc	2,820
252,093		Tata Steel Ltd	2,747
8,625	b,m*	Tower Automotive, Inc	1
471,809		Toyo Seikan Kaisha Ltd	7,814
104,341		Valmont Industries, Inc	5,790
154,079		Watts Water Technologies, Inc (Class A)	6,334
18,190		Yieh Phui Enterprise	8
		TOTAL FABRICATED METAL PRODUCTS	483,906

FISHING, HUNTING, AND TRAPPING - 0.00%**
1,157,942		China Fishery Group Ltd	2,401
		TOTAL FISHING, HUNTING, AND TRAPPING	2,401

FOOD AND KINDRED PRODUCTS - 3.01%
555,500		Ajinomoto Co, Inc	7,343
47,962	e*	Altus Pharmaceuticals, Inc	904
1,500	e*	American Italian Pasta Co (Class A)	13
21,705		Anadolu Efes Biracilik Ve Malt Sanayii A.S.	671
4,538,707		Anheuser-Busch Cos, Inc	223,304
3,226,247		Archer Daniels Midland Co	103,111
10,103		Ariake Japan Co Ltd	197
248,299		Asahi Breweries Ltd	3,975
694,188		Bajaj Hindusthan Ltd	3,450
50,000		Beijing Enterprises Holdings Ltd	107
59,821	e*	Boston Beer Co, Inc (Class A)	2,152
14,616		Britvic plc	84
84,722	e*	Burger King Holdings, Inc	1,788
1,974,070		C&C Group plc	35,049
671,282		Cadbury Schweppes plc	7,183
1,341,083		Campbell Soup Co	52,155
2,672		Carlsberg A/S (Class A)	246

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
256,892		Carlsberg A/S (Class B)	$25,513
53,200		Charoen Pokphand Foods PCL	8
5,434	*	CJ Corp	654
171,064		Coca Cola Hellenic Bottling Co S.A.	6,684
342,381		Coca-Cola Amatil Ltd	2,097
26,376		Coca-Cola Bottling Co Consolidated	1,805
11,115,714		Coca-Cola Co	536,333
2,088,810		Coca-Cola Enterprises, Inc	42,654
8,371		Coca-Cola Femsa S.A. de C.V.	32
2,800		Coca-Cola Femsa S.A. de C.V. (ADR)	106
216,189		Coca-Cola West Japan Co Ltd	5,005
18,000		Cofco International Ltd	18
8,561,759		Companhia de Bebidas das Americas	4,224
1,400		Companhia de Bebidas das Americas (ADR)	68
3,752,683		ConAgra Foods, Inc	101,322
816,117	*	Constellation Brands, Inc (Class A)	23,684
302,557		Corn Products International, Inc	10,450
94,549	*	Cosan SA Industria e Comercio	1,978
98,828	*	Cott Corp	1,414
1,365		Dairy Crest Group plc	18
38,324		Danisco A/S	3,263
404,521	*	Darling International, Inc	2,229
1,305,277		Del Monte Foods Co	14,397
5,302,763		Diageo plc	104,087
60,000		Diageo plc (ADR)	4,759
120,234	e	Diamond Foods, Inc	2,286
15,464		East Asiatic Co Ltd A.S.	865
900,926		Ebro Puleva S.A.	22,834
138,656		Embotelladora Andina S.A.	364
602,083		Embotelladora Andina S.A.	1,719
1,400		Embotelladora Andina S.A. (ADR)	24
741,321		Empresas Iansa S.A.	119
43,806		Farmer Bros Co	935
405,036		Flowers Foods, Inc	10,932
292,797		Fomento Economico Mexicano S.A. de C.V.	3,393
2,600		Fomento Economico Mexicano S.A. de C.V. (ADR)	301
2,571,409		General Mills, Inc	148,113
22,997		Givaudan S.A.	21,289
301,797	*	Gold Kist, Inc	6,344
14,500		Golden Hope Plantations BHD	25
127,007		Greencore Group plc	785
2,266,421		Groupe Danone	343,456
4,200	e	Gruma S.A. de C.V. (ADR)	61
133,195		Grupo Bimbo S.A. de C.V. (Series A)	666
15,927		Grupo Modelo S.A. (Series C)	88
1,778,913		H.J. Heinz Co	80,069
287,080	e*	Hansen Natural Corp	9,669
75,354		Heineken NV	3,584
960,894		Hershey Co	47,853
2,900		Highlands & Lowlands BHD	4
3,781	*	Hite Brewery Co Ltd	486
304,717		Hormel Foods Corp	11,378
331,700		House Foods Corp	5,469
32,741		Iaws Group plc	838
64,995	e	Imperial Sugar Co	1,574
335,227		InBev NV	22,099

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
30,000	m,v*	International Hydron Liquidating Trust	$1
280,400		IOI Corp BHD	1,462
258,800		Ito En Ltd	7,916
459,975		J Sainsbury plc	3,686
80,423		J&J Snack Foods Corp	3,330
348,210		J.M. Smucker Co	16,878
14,357,000		JG Summit Holdings	3,220
7,137	e*	John B. Sanfilippo & Son	87
36,000		J-Oil Mills, Inc	140
131,206	e*	Jones Soda Co	1,614
45,341		Kaneka Corp	413
752,333		Katokichi Co Ltd	6,094
1,066,026		Kellogg Co	53,365
105,574		Kerry Group plc (Class A)	2,638
95,000		Kikkoman Corp	1,147
504,044		Kirin Brewery Co Ltd	7,925
1,304,971	e	Kraft Foods, Inc (Class A)	46,587
2,124,511		Kulim Malaysia BHD	3,131
151,434		Lancaster Colony Corp	6,710
167,723		Lance, Inc	3,368
188,348		Lion Nathan Ltd	1,213
8	*	Lotte Chilsung Beverage Co Ltd	12
739	*	Lotte Confectionery Co Ltd	961
91,020	*	M&F Worldwide Corp	2,299
645,043		McCormick & Co, Inc	24,873
1,191,000		Meiji Dairies Corp	9,377
579,000		Meiji Seika Kaisha Ltd	2,768
55,280	e	MGP Ingredients, Inc	1,250
503,151		Molson Coors Brewing Co (Class B)	38,461
57,000		Morinaga & Co Ltd	137
42,572	e	National Beverage Corp	597
3,874		Nestle India Ltd	99
580,527		Nestle S.A.	206,293
2,486,500		Nichirei Corp	13,936
1,081,000		Nippon Formula Feed Manufacturing Co Ltd	1,572
109,000		Nippon Meat Packers, Inc	1,191
29,900		Nippon Suisan Kaisha Ltd	176
2,578,000		Nisshin Oillio Group Ltd	16,746
126,773		Nisshin Seifun Group, Inc	1,308
55,405		Nissin Food Products Co Ltd	2,053
744	*	Nong Shim Co Ltd	228
572,000		Nosan Corp	1,471
2,058,708		Olam International Ltd	2,859
1,031	*	Orion Corp	302
2,313,036	b,e,m,v*	Parmalat Finanziaria S.p.A.	-	^
81,716	e*	Peet's Coffee & Tea, Inc	2,144
700		Penford Corp	12
1,186,836		Pepsi Bottling Group, Inc	36,685
356,719		PepsiAmericas, Inc	7,484
13,402,203		PepsiCo, Inc	838,308
111,695		Perdigao S.A.	1,567
4,500	e	Perdigao S.A. (ADR)	124
197,310	*	Performance Food Group Co	5,454
22,376		Pernod-Ricard S.A.	5,140
3,061,000		Petra Foods Ltd	3,592
16,400		PPB Group BHD	25

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
40,914		Premier Foods plc	$242
109,090		Premium Standard Farms, Inc	2,026
966,500		PT Astra Agro Lestari Tbk	1,354
760,500		PT Indofood Sukses Makmur Tbk	114
519,400		Q.P. Corp	4,491
182,199	*	Ralcorp Holdings, Inc	9,272
177,803		Reddy Ice Holdings, Inc	4,591
258,639		Royal Numico NV	13,913
452,389		Sadia S.A.	1,516
4,500	e	Sadia S.A. (ADR)	153
5,347,838		Sampo Oyj (A Shares)	143,164
104,498	e	Sanderson Farms, Inc	3,165
173,000		Sapporo Holdings Ltd	986
225,864		Saputo, Inc	7,159
3,206,547		Sara Lee Corp	54,608
2,783,958		Scottish & Newcastle plc	30,498
1,108,036	*	Smithfield Foods, Inc	28,432
1,561		Strauss-Elite Ltd	16
774,882		Suedzucker AG.	18,749
607,841		Swire Pacific Ltd (Class A)	6,529
109,000		Takara Holdings, Inc	703
89,937		Tata TEA Ltd	1,466
1,560,312		Tate & Lyle plc	23,478
855,000		Thai Union Frozen Products PCL	603
73,586		Tongaat-Hulett Group Ltd	1,175
218,080	e	Tootsie Roll Industries, Inc	7,131
204,443		Topps Co, Inc	1,820
56,000		Toyo Suisan Kaisha Ltd	897
180,023	*	TreeHouse Foods, Inc	5,617
915,290	e	Tyson Foods, Inc (Class A)	15,057
1,206		Ulker Gida Sanayi ve Ticaret A.S.	3
4,361		United Breweries Co, Inc	26
5,900		United Breweries Co, Inc (ADR)	175
5,286,845		Universal Robina Corp	2,075
11,595		Vina Concha Y Toro S.A.	17
1,250	e	Vina Concha Y Toro S.A. (ADR)	37
40,000		Vitasoy International Holdings Ltd	16
7,982		Vivartia S.A.	152
368		Vranken - Pommery Monopole	24
649,767		Want Want Holdings Ltd	1,059
1,020,843		Wrigley (Wm.) Jr Co	52,798
69,100		Yakult Honsha Co Ltd	1,986
1,342,000		Yamazaki Baking Co Ltd	13,014
		TOTAL FOOD AND KINDRED PRODUCTS	3,942,892

FOOD STORES - 0.47%
189,451		Alimentation Couche Tard, Inc (Class B)	4,118
9,810	e	Arden Group, Inc (Class A)	1,215
770,012		Carrefour S.A.	46,696
432,681		Centros Comerciales Sudamericanos S.A.	1,354
1,707,888		Coles Myer Ltd	18,874
5,837		Colruyt S.A.	1,247
863,666		Companhia Brasileira de Distribuicao Grupo Pao de Acucar	30
1,500	e	Companhia Brasileira de Distribuicao Grupo Pao de Acucar (ADR)	51
247,888		Delhaize Group	20,664
599		Discount Investment Corp	17

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
74,104		Distribucion y Servicio D&S S.A.	$26
2,800	e	Distribucion y Servicio D&S S.A. (ADR)	58
40,500		FamilyMart Co Ltd	1,103
179,559		George Weston Ltd	11,641
595,322		Goodman Fielder Ltd	1,043
108,584	e	Great Atlantic & Pacific Tea Co, Inc	2,795
62,459	e	Ingles Markets, Inc (Class A)	1,861
8,382		Jeronimo Martins SGPS S.A.	188
96,500		Kesko Oyj (B Shares)	5,098
500,720	*	Koninklijke Ahold NV	5,327
5,445,389		Kroger Co	125,625
39,200		Lawson, Inc	1,403
155,130		Loblaw Cos Ltd	6,490
28,334	*	Migros Turk TAS	366
133,825	e*	Panera Bread Co (Class A)	7,482
131,766	*	Pantry, Inc	6,172
319,306	e*	Pathmark Stores, Inc	3,560
56,754		Pick'n Pay Stores Ltd	268
867,000		President Chain Store Corp	2,094
224,925		Ruddick Corp	6,242
639,742		Seven & I Holdings Co Ltd	19,890
82,103		Shoprite Holdings Ltd	300
2,274,069		Sonae SPGS S.A.	4,533
145,812	*	Super-Sol Ltd	561
1,168,939		Supervalu, Inc	41,790
8,298	*	Susser Holdings Corp	149
24,663,607		Tesco plc	195,337
198		Valora Holding AG.	54
15,019		Village Super Market (Class A)	1,284
66,955		Weis Markets, Inc	2,686
677,243		Whole Foods Market, Inc	31,783
176,204	e*	Wild Oats Markets, Inc	2,534
523	b,m,v*	Winn-Dixie Stores, Inc	-	^
1,572,002		Woolworths Ltd	29,656
		TOTAL FOOD STORES	613,665

FORESTRY - 0.08%
54,038		Great Southern Plantations Ltd	120
663,846		Rayonier, Inc	27,251
1,105,123		Weyerhaeuser Co	78,077
		TOTAL FORESTRY	105,448

FURNITURE AND FIXTURES - 0.21%
966		Bassett Furniture Industries, Inc	16
6,033	b,m,v*	Bush Industries, Inc (Class A)	-	^
5,627		Ekornes ASA	129
193,245	e	Ethan Allen Interiors, Inc	6,978
263,130	e	Furniture Brands International, Inc	4,271
381,348		Herman Miller, Inc	13,866
251,423		Hillenbrand Industries, Inc	14,313
239,199		HNI Corp	10,623
56,581		Hooker Furniture Corp	887
282,265	*	Interface, Inc (Class A)	4,014
1,237,577		Johnson Controls, Inc	106,333
227,524		Kimball International, Inc (Class B)	5,529
293,259	e	La-Z-Boy, Inc	3,481

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
844,516		Leggett & Platt, Inc	$20,184
1,948,427		Masco Corp	58,199
502,731	*	MFI Furniture plc	1,346
9,340		Neopost S.A.	1,173
80,506		Sealy Corp	1,187
317,290	e*	Select Comfort Corp	5,518
71,520	e	Stanley Furniture Co, Inc	1,534
417,846		Steinhoff International Holdings Ltd	1,481
292,546	e*	Tempur-Pedic International, Inc	5,985
18,000		Uchida Yoko Co Ltd	106
171,307	e*	Williams Scotsman International, Inc	3,361
		TOTAL FURNITURE AND FIXTURES	270,514

FURNITURE AND HOME FURNISHINGS STORES - 0.14%
1,355,390	*	Bed Bath & Beyond, Inc	51,640
2,339	*	Bell Microproducts, Inc	17
2,400	e*	Bombay Co, Inc	3
828,496		Circuit City Stores, Inc	15,725
133,821	e*	Cost Plus, Inc	1,378
581,720		DSG International plc	2,181
48,968		Ellerine Holdings Ltd	543
369,118	e*	GameStop Corp (Class A)	20,342
13,565		GUD Holdings Ltd	95
168,683	e*	Guitar Center, Inc	7,668
1,215,607		Harvey Norman Holdings Ltd	3,646
122,211	e	Haverty Furniture Cos, Inc	1,809
15,000		Joshin Denki Co Ltd	90
953,667		Kesa Electricals plc	6,335
174,140		Knoll, Inc	3,831
324,991	e*	Mohawk Industries, Inc	24,329
1,500	*	Movie Gallery, Inc	5
790,320		Nien Made Enterprises	800
23,350		Nitori Co Ltd	1,014
482,818	e*	Pier 1 Imports, Inc	2,873
171,981	e*	Restoration Hardware, Inc	1,464
33,306		Shimachu Co Ltd	966
546,803		Steelcase, Inc (Class A)	9,930
177,155	e	Tuesday Morning Corp	2,755
364,800	*	Waterford Wedgwood plc	36
427,960	e	Williams-Sonoma, Inc	13,455
130,728		Yamada Denki Co Ltd	11,095
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	184,025

GENERAL BUILDING CONTRACTORS - 0.45%
23,636	e	Amrep Corp	2,895
1,000	v*	Aoyama Kanzai Corp	-	^
526,202		Asunaro Aoki Construction Co Ltd	2,666
34,482	e*	Avatar Holdings, Inc	2,788
77,495		Aveng Ltd	371
145,066		Balfour Beatty plc	1,258
379,174		Barratt Developments plc	9,169
303,804	e	Beazer Homes USA, Inc	14,282
198,484		Bellway plc	6,000
102,230		Berkeley Group Holdings plc	3,425
25,861		Bilfinger Berger AG.	1,895
82,389	e	Brookfield Homes Corp	3,094

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
36,919	*	Cavco Industries, Inc	$1,294
517,461		Centex Corp	29,118
647,000		Cheung Kong Infrastructure Holdings Ltd	2,009
200	e*	Comstock Homebuilding Cos, Inc (Class A)	1
279,390		Consorcio ARA S.A. de C.V.	1,892
146,331	*	Corp GEO S.A. de C.V.	734
51,578		CRH plc	2,150
3,790,444	*	Daikyo, Inc	19,429
157,700		Daito Trust Construction Co Ltd	7,235
628,901		Daiwa House Industry Co Ltd	10,939
9,868	e*	Dominion Homes, Inc	52
1,553,561		DR Horton, Inc	41,154
1,906,069		Fletcher Building Ltd	14,839
668,237		George Wimpey plc	7,307
12,790	*	Hanjin Heavy Industries & Construction Co Ltd	417
1,341,000	*	Haseko Corp	4,800
92,079		Hellenic Technodomiki Tev S.A.	1,028
41,535		Hochtief AG.	3,027
271,254	e*	Hovnanian Enterprises, Inc (Class A)	9,196
24,870	*	Hyundai Development Co	1,519
1,634,600		IJM Corp BHD	3,405
10,752		Imerys S.A.	957
928,200		Italian-Thai Development PCL	141
9,124,108		Italian-Thai Development PCL	1,390
4,289		JM AB	104
597,000		Kajima Corp	2,619
535		Kaufman & Broad S.A.	33
365,347		KB Home	18,735
38,000		Keppel Land Ltd	171
2,900,000	*	Kindom Construction Co	1,482
288,733		Leighton Holdings Ltd	4,608
1,036,384		Lend Lease Corp Ltd	15,085
1,139,030		Lennar Corp (Class A)	59,754
90,197	e	Levitt Corp (Class A)	1,104
73,395	e	M/I Homes, Inc	2,803
118,837		McGrath RentCorp	3,640
189,224		MDC Holdings, Inc	10,795
130,676	e*	Meritage Homes Corp	6,236
37,815	*	NVR, Inc	24,391
1,740,000		Obayashi Corp	11,288
60,011	*	Palm Harbor Homes, Inc	841
118,807	*	Perini Corp	3,657
430,820		Persimmon plc	12,872
6,441		Pfleiderer AG.	174
896,781		Pulte Homes, Inc	29,701
96,602		PYI Corp Ltd	36
6,300		Road Builder M Holdings BHD	6
277,125	e	Ryland Group, Inc	15,137
1,185,000		Sekisui Chemical Co Ltd	9,450
1,028,000		Sekisui House Ltd	14,970
72,516,000	a	Shanghai Forte Land Co	32,444
1,242,000		Shimizu Corp	6,210
85		Sjaelso Gruppen	28
269,915		Skanska AB (B Shares)	5,323
313,568	e	Standard-Pacific Corp	8,400
1,142,000		Taisei Corp	3,483

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
277,700		Takamatsu Corp	$4,109
701,749		Taylor Woodrow plc	5,857
44,098	e*	Team, Inc	1,536
583,760		Technical Olympic S.A.	1,957
107,335	e	Technical Olympic USA, Inc	1,092
57,458		Titan Cement Co S.A.	3,133
134,000		Toda Corp	569
1,143,135	e*	Toll Brothers, Inc	36,843
45,408	*	Urbi Desarrollos Urbanos S.A. de C.V	164
463,480	e	Walter Industries, Inc	12,537
198,542	e*	WCI Communities, Inc	3,808
95,959		YIT OYJ	2,654
		TOTAL GENERAL BUILDING CONTRACTORS	591,715

GENERAL MERCHANDISE STORES - 1.38%
271,650	e*	99 Cents Only Stores	3,306
1,501,500		Aeon Co Ltd	32,489
1,202,768	e*	Big Lots, Inc	27,568
328,543	*	BJ's Wholesale Club, Inc	10,221
36,402	e	Bon-Ton Stores, Inc	1,261
183,892	e*	Cabela's, Inc	4,437
317,053		Casey's General Stores, Inc	7,467
44,957	e*	Conn's, Inc	1,046
2,239,787		Costco Wholesale Corp	118,418
224,200		Daimaru, Inc	3,039
249,980		Dillard's, Inc (Class A)	8,742
1,356,854		Dollar General Corp	21,791
713,494		Experian Group Ltd	8,375
670,450		Family Dollar Stores, Inc	19,664
3,802,055		Federated Department Stores, Inc	144,972
228,688		Fred's, Inc	2,754
88,400		Hankyu Department Stores, Inc	737
25,744	*	Hyundai Department Store Co Ltd	2,325
412,315		Isetan Co Ltd	7,449
1,419,473		JC Penney Co, Inc	109,810
351,000		Keio Corp	2,271
1,000,000		Kintetsu Corp	2,916
6,903,131		Lojas Americanas S.A.	386
15,294		Lojas Renner S.A.	220
2,111,107		Marks & Spencer Group plc	29,637
201,300		Marui Co Ltd	2,348
256,400		Mitsukoshi Ltd	1,200
79,823		PPR	11,928
115,715	e*	Retail Ventures, Inc	2,203
150,469		SACI Falabella	529
1,020,222	e	Saks, Inc	18,180
10,974	*	Shinsegae Co Ltd	6,844
150,109		Stein Mart, Inc	1,991
172,900		Takashimaya Co Ltd	2,444
5,633,956		Target Corp	321,417
4,601,651		TJX Cos, Inc	131,239
2,042,000		Tokyu Corp	13,075
1,548,172		UNY Co Ltd	20,164
1,488,655		Wal-Mart de Mexico S.A. de C.V.	6,554
6,500		Wal-Mart de Mexico S.A. de C.V. (ADR)	286
14,962,253		Wal-Mart Stores, Inc	690,957

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
88,713		Warehouse Group Ltd	$450
		TOTAL GENERAL MERCHANDISE STORES	1,803,110

HEALTH SERVICES - 1.23%
79,277	*	Alliance Imaging, Inc	527
128,859	e*	Amedisys, Inc	4,236
700	*	America Service Group, Inc	11
400	*	American Dental Partners, Inc	8
1,766,867		AmerisourceBergen Corp	79,438
206,461	e*	Amsurg Corp	4,749
334,468	*	Apria Healthcare Group, Inc	8,914
4,040		Athens Medical Center S.A.	27
57,581	e*	Bio-Reference Labs, Inc	1,295
30,000	*	Biovitrum AB	500
66,250	e	Brookdale Senior Living, Inc	3,180
2,265,239		Caremark Rx, Inc	129,368
514,020		Cigna Corp	67,630
18,791		Coloplast A/S (Class B)	1,700
421,134	*	Community Health Systems, Inc	15,380
74,025	*	Corvel Corp	3,521
208,607	*	Covance, Inc	12,289
1,528,228	*	Coventry Health Care, Inc	76,488
223,309	*	Cross Country Healthcare, Inc	4,873
989,400	*	DaVita, Inc	56,277
9,678	*	Diagnosticos da America S.A.	207
493,970	*	Edwards Lifesciences Corp	23,236
1,700	*	eHealth, Inc	34
28,638	e*	Emeritus Corp	712
160,979	e*	Enzo Biochem, Inc	2,297
921,061	*	Express Scripts, Inc	65,948
181,457	e*	Five Star Quality Care, Inc	2,023
805,066		Fraser and Neave Ltd	2,362
49,656		Fresenius Medical Care AG.	6,618
3,961		Generale de Sante	162
116,482	*	Genesis HealthCare Corp	5,501
72,552	e*	Genomic Health, Inc	1,349
218,712	*	Gentiva Health Services, Inc	4,169
50,639		Getinge AB (B Shares)	1,135
1,002,053		Health Management Associates, Inc (Class A)	21,153
4,732,493	a*	Healthsouth Corp	107,191
197,474	e*	Healthways, Inc	9,421
5,500	*	Hooper Holmes, Inc	18
67,761	e*	Horizon Health Corp	1,326
150,755	e*	Hythiam, Inc	1,393
2,000	e*	Immunomedics, Inc	7
117,184		Intertek Group plc	1,912
400,000		Japan Care Service Corp	719
2,041		Japan Longlife Co Ltd	635
180,292	e*	Kindred Healthcare, Inc	4,552
552,531	*	Laboratory Corp of America Holdings	40,594
121,711	e	LCA-Vision, Inc	4,182
61,718	*	LHC Group, Inc	1,760
261,863	*	LifePoint Hospitals, Inc	8,825
406,648	*	Lincare Holdings, Inc	16,201
251,258	e*	Magellan Health Services, Inc	10,859
337,102		Manor Care, Inc	15,817

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
117,380	e*	Matria Healthcare, Inc	$3,372
2,103,074		McKesson Corp	106,626
196,228		MDS, Inc	3,579
106,794	*	Medcath Corp	2,922
2,383,439	*	Medco Health Solutions, Inc	127,371
38,650	e	National Healthcare Corp	2,133
1,475,151	e*	Nektar Therapeutics	22,437
578,189		Network Healthcare Holdings Ltd	1,139
36,447	e*	Nighthawk Radiology Holdings, Inc	929
6,600		Nihon Kohden Corp	151
235,459	e*	Odyssey HealthCare, Inc	3,122
739,419	e	Omnicare, Inc	28,564
155,186	e	Option Care, Inc	2,211
154,262	e*	PainCare Holdings, Inc	170
2,590,084		Parkway Holdings Ltd	5,303
223,476	*	Pediatrix Medical Group, Inc	10,928
440,367		Pharmaceutical Product Development, Inc	14,189
296,519	*	Psychiatric Solutions, Inc	11,125
70,422	e*	Radiation Therapy Services, Inc	2,220
117,492	*	RehabCare Group, Inc	1,745
247,979	*	Sierra Health Services, Inc	8,937
238,412		Sonic Healthcare Ltd	2,800
135,552	e*	Stereotaxis, Inc	1,399
5,158		Straumann Holding AG.	1,249
132,921	*	Sun Healthcare Group, Inc	1,679
271,108	e*	Sunrise Senior Living, Inc	8,328
99,064	e*	Symbion, Inc	1,834
2,018,296	*	Tenet Healthcare Corp	14,067
375,270	*	Triad Hospitals, Inc	15,698
257,306	e*	United Surgical Partners International, Inc	7,295
190,830		Universal Health Services, Inc (Class B)	10,578
69,506	e*	VistaCare, Inc (Class A)	705
4,465,812	*	WellPoint, Inc	351,415
4,759,000	*	Wilmar International Ltd	7,540
		TOTAL HEALTH SERVICES	1,616,489

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.48%
190,827		Abertis Infraestructuras S.A.	5,668
131,349		ACS Actividades Cons y Servicios S.A.	7,405
14,351		Alfred Mcalpine plc	163
2,759,971		Biffa plc	16,590
2,534,390		Bouygues S.A.	162,692
42,168,311	*	China Water Affairs Group Ltd	16,101
872,000		Chiyoda Corp	17,073
7,937	*	Daelim Industrial Co	649
125,551	*	Empresas ICA Sociedad Controladora S.A. de C.V.	474
2,708	e*	Empresas ICA Sociedad Controladora S.A. de C.V. (ADR)	123
255,835		Fomento de Construcciones y Contratas S.A.	26,071
18,600		Gamuda BHD	27
350,000		Giken Seisakusho Co, Inc	1,359
395,404		Granite Construction, Inc	19,897
50,170		Grupo Ferrovial S.A.	4,897
32,942	*	GS Engineering & Construction Corp	2,943
638,000		Guangzhou Investment Co Ltd	180
25,000		Hopewell Highway Infrastructure Ltd	21
23,070	*	Hyundai Engineering & Construction	1,414

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
269,014		Macquarie Infrastructure Co Trust	$9,545
212,442	*	Matrix Service Co	3,420
4,550		Michaniki S.A.	25
893,503		Multiplex Group	2,814
54,752		Murray & Roberts Holdings Ltd	313
169,400		Nishimatsu Construction Co Ltd	559
117,884		Okumura Corp	583
6,775		Peab AB	161
50,310	e*	Sterling Construction Co, Inc	1,095
11,901		Telent plc	110
184,000	*	Toyo Construction Co Ltd	113
508,523		Transurban Group	3,059
2,559,512		Vinci S.A.	327,055
1,342,066		YTL Corp BHD	2,492
134,206	*	YTL Corp BHD	37
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	635,128

HOLDING AND OTHER INVESTMENT OFFICES - 2.65%
363,983		3i Group plc	7,194
1,100	*	4Kids Entertainment, Inc	20
216,756		Acadia Realty Trust	5,423
285,649	e*	Affiliated Managers Group, Inc	30,030
290,815	e,v*	Affordable Residential Communities LP	70
290,815	e*	Affordable Residential Communities LP	3,388
45,510		Agree Realty Corp	1,564
300,959		Alarko Holding A.S.	761
11,636	e*	Alexander's, Inc	4,883
164,812		Alexandria Real Estate Equities, Inc	16,547
11,141,000		Allco Commercial Real Estate Investment Trust	8,063
623,165	e	Allied Capital Corp	20,365
549,104		AMB Property Corp	32,183
127,629		American Campus Communities, Inc	3,634
750,845		American Financial Realty Trust	8,590
359,278	e	American Home Mortgage Investment Corp	12,618
558,538		Amvescap plc	6,518
846,097		Annaly Mortgage Management, Inc	11,769
416,655		Anthracite Capital, Inc	5,304
348,900		Anworth Mortgage Asset Corp	3,318
689,040		Apartment Investment & Management Co (Class A)	38,600
454,546	e	Apollo Investment Corp	10,182
106,603		Arbor Realty Trust, Inc	3,208
130,860		ARC Energy Trust	2,502
1,137,108		Archstone-Smith Trust	66,191
479,081		Ashford Hospitality Trust, Inc	5,965
11,683,247	*	Ashmore Group plc	59,191
497,498		AvalonBay Communities, Inc	64,700
2,215,062		Babcock & Brown Wind Partners	3,007
109		Befimmo SCA Sicafi	12
357,472	e	BioMed Realty Trust, Inc	10,224
47,981	*	Blackrock International Land plc	33
39,006		Bodycote International	174
832,975		Boston Properties, Inc	93,193
588,593		Brandywine Realty Trust	19,571
270,543		BRE Properties, Inc (Class A)	17,591
737,774		Brookfield Asset Management, Inc (Class A)	35,657
3,994		BRT Realty Trust	110

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
4,591	*	BTG plc	$13
372,553		Camden Property Trust	27,513
1,900		CapitaCommercial Trust	3
191,537		Capital Lease Funding, Inc	2,222
16,075		Capital Southwest Corp	2,029
97,128		Capital Trust, Inc (Class A)	4,851
6,644,900		CapitaMall Trust	12,607
600	e	Capstead Mortgage Corp	5
415,785	e	CBL & Associates Properties, Inc	18,024
12,100	e	CBRE Realty Finance, Inc	190
190,050		Cedar Shopping Centers, Inc	3,024
64,422		CentraCore Properties Trust	2,083
1,025,469		CFS Gandel Retail Trust	1,886
41,534	e	Cherokee, Inc	1,782
425,443		China Merchants Holdings International Co Ltd	1,745
87,756		CI Financial Income Fund	2,011
5,586		City Pacific Ltd	20
10,000		Cogdell Spencer, Inc	215
188,831		Colonial Properties Trust	8,852
3,140,427		Commonwealth Property Office Fund	3,644
249		Compagnie du Bois Sauvage	106
53,765		Companhia de Concessoes Rodoviarias	726
75,103		Compass Diversified Trust	1,288
349,047	e	Corporate Office Properties Trust	17,616
306,086		Cousins Properties, Inc	10,796
457,737		Crescent Real Estate Equities Co	9,040
80	e	Cross Timbers Royalty Trust	4
28,210		Crystal River Capital, Inc	720
238,150		Deerfield Triarc Capital Corp	4,032
465,696	e	Developers Diversified Realty Corp	29,316
420,304		DiamondRock Hospitality Co	7,570
109,613		Digital Realty Trust, Inc	3,752
632,227		Douglas Emmett, Inc	16,811
596,070		Duke Realty Corp	24,379
167,601		EastGroup Properties, Inc	8,977
3,200		ECC Capital Corp	4
152,320		Education Realty Trust, Inc	2,250
46,595		Enodis plc	182
20,322	e*	Enstar Group, Inc	1,949
218,113		Entertainment Properties Trust	12,747
460,817		Equity Inns, Inc	7,355
158,648	e	Equity Lifestyle Properties, Inc	8,635
1,785,961		Equity Office Properties Trust	86,030
221,596	e	Equity One, Inc	5,908
1,465,582		Equity Residential	74,378
127,609		Essex Property Trust, Inc	16,493
287,547		Extra Space Storage, Inc	5,251
74,904		Fabege AB	2,008
309,367	e	Federal Realty Investment Trust	26,296
614,339		FelCor Lodging Trust, Inc	13,417
290,225	e	Fieldstone Investment Corp	1,271
257,105	e	First Industrial Realty Trust, Inc	12,056
120,000		First Pacific Co	62
134,077		First Potomac Realty Trust	3,903
269,239	e	Franklin Street Properties Corp	5,667
834,281		Friedman Billings Ramsey Group, Inc (Class A)	6,674

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
9,520,837	a	GEA Group AG.	$214,535
1,554,740		General Growth Properties, Inc	81,204
100,456	e	Getty Realty Corp	3,104
288		Gimv NV	18
68,802	e	Gladstone Capital Corp	1,642
76,079	e	Gladstone Investment Corp	1,165
208,835	e	Glimcher Realty Trust	5,578
99,075		Global Signal, Inc	5,218
218,059		GMH Communities Trust	2,213
346,000		GOME Electrical Appliances Holdings Ltd	271
1,100		Government Properties Trust, Inc	12
3,699,892		GPT Group	16,355
135,821	e	Gramercy Capital Corp	4,196
735,669		Great Portland Estates plc	9,989
125,449		Groupe Bruxelles Lambert S.A.	15,078
5,874	*	Groupe Bruxelles Lambert S.A.	-	^
5,285,386		Guinness Peat Group plc	9,086
121,495	e*	Harris & Harris Group, Inc	1,469
848,577		Health Care Property Investors, Inc	31,245
440,862		Health Care REIT, Inc	18,966
273,364		Healthcare Realty Trust, Inc	10,809
111,294		Hersha Hospitality Trust	1,262
515,654		Highland Hospitality Corp	7,348
383,548		Highwoods Properties, Inc	15,633
254,437		Home Properties, Inc	15,080
330,718	e	HomeBanc Corp	1,399
298,697		Hospitality Properties Trust	14,197
2,876,082		Host Marriott Corp	70,608
73,663		Housing Development Finance Corp	2,708
893,815		HRPT Properties Trust	11,039
5,656	e	Hugoton Royalty Trust	139
358,000		Hunet, Inc	81
50,375		Hurriyet Gazetecilik A.S.	133
175,041	*	Immoeast AG	2,461
456,902	e	IMPAC Mortgage Holdings, Inc	4,021
4,025,575		ING Industrial Fund	7,531
141,988		ING Office Fund	171
404,285	e	Inland Real Estate Corp	7,568
382,120		Innkeepers U.S.A. Trust	5,923
10,000	*	Intercell AG.	228
281,209		Investors Real Estate Trust	2,885
2,824		Is Gayrimenkul Yatirim Ortakligi A.S.	6
2,919	e	iShares Dow Jones US Utilities Sector Index Fund	262
635,000		iShares MSCI EAFE Index Fund	46,495
288,000	e	iShares Russell 2000 Index Fund	22,478
872,535		iStar Financial, Inc	41,725
139,600		Jafco Co Ltd	6,898
116		Japan Prime Realty Investment Corp	421
48		Japan Real Estate Investment Corp	516
42		Japan Retail Fund Investment Corp	342
160,160		JER Investors Trust, Inc	3,311
235,800		JFE Holdings, Inc	12,146
169,629		Kilroy Realty Corp	13,231
955,938		Kimco Realty Corp	42,969
163,902		Kite Realty Group Trust	3,052
86,609		Kiwi Income Property Trust	94

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
438,000		KKR Financial Corp	$11,734
7,422,700		KLCC Property Holdings BHD	5,975
6,000		K-REIT Asia	10
902,941		Land Securities Group plc	41,069
228,860		LaSalle Hotel Properties	10,493
307,474		Lexington Corporate Properties Trust	6,894
371,761		Liberty Property Trust	18,268
1,266,000		Link Real Estate Investment Trust	2,604
138,217		LTC Properties, Inc	3,775
250,395		Luminent Mortgage Capital, Inc	2,431
376,388		Macerich Co	32,584
312,683		Mack-Cali Realty Corp	15,947
289,288		Macquarie Communications Infrastructure Group	1,439
7,298,506		Macquarie Infrastructure Group	19,933
5,932,669		Macquarie Office Trust	7,212
217,988		Maguire Properties, Inc	8,720
14,528,614		Man Group plc	148,705
231,205	e	Medical Properties Trust, Inc	3,537
131,603	*	Meinl European Land Ltd	3,379
493,293		MFA Mortgage Investments, Inc	3,793
137,143		Mid-America Apartment Communities, Inc	7,850
6,755,000		Midland Holdings Ltd	3,456
359,755	e*	Mills Corp	7,195
252,600		Mission West Properties, Inc	3,309
162,648	e	MortgageIT Holdings, Inc	2,399
17,800	*	Mulpha International BHD	7
24,600		MVC Capital, Inc	329
132,711		National Health Investors, Inc	4,379
8,015	e	National Health Realty, Inc	192
336,812		National Retail Properties, Inc	7,730
548,330		Nationwide Health Properties, Inc	16,571
223,232	e	New Century Financial Corp	7,052
437,776	e	New Plan Excel Realty Trust	12,030
305,002		Newcastle Investment Corp	9,553
145,816		Newkirk Realty Trust, Inc	2,631
267		Nippon Building Fund, Inc	3,545
5,779		Nobel Biocare Holding AG.	1,709
6,251,100		Noble Group Ltd	4,483
36		Nomura Real Estate Office Fund, Inc	330
437,665		NorthStar Realty Finance Corp	7,252
190,834	e	Novastar Financial, Inc	5,086
1,373,422		NTL, Inc	34,665
125		NTT Urban Development Corp	242
501,088		Omega Healthcare Investors, Inc	8,879
2,319		Ordina NV	51
10,069	e	Origen Financial, Inc	69
7,460		Paragon Group Cos plc	98
113,984		Parkway Properties, Inc	5,814
214,733		Pennsylvania Real Estate Investment Trust	8,456
1,398,890		Plum Creek Timber Co, Inc	55,746
5,130,000		Polytec Asset Holdings Ltd	1,451
245,331		Post Properties, Inc	11,212
234,823		Potlatch Corp	10,290
376,068		PrimeWest Energy Trust	6,933
1,139,032		Prologis	69,219
96,388		PS Business Parks, Inc	6,816

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
35,889		PSP Swiss Property AG.	$2,062
905,784		Public Storage, Inc	88,314
161,617		RAIT Investment Trust	5,573
95,260	e	Ramco-Gershenson Properties	3,633
663		Rathbone Brothers plc	16
979,625	*	Realogy Corp	29,702
513,601		Realty Income Corp	14,227
366,186		Reckson Associates Realty Corp	16,698
118,752		Redwood Trust, Inc	6,897
521,256		Regency Centers Corp	40,747
149,625		Republic Property Trust	1,727
83,005	e	Resource Capital Corp	1,407
220,802		Rodamco Europe NV	29,380
26,582		Sacyr Vallehermoso S.A.	1,579
62,622		Saul Centers, Inc	3,456
1,278,327		SCOR	3,780
533,131		Senior Housing Properties Trust	13,051
74,000		Shanghai Industrial Holdings Ltd	157
338,500	*	Shimao Property Holdings Ltd	634
890,800		Sime Darby BHD	1,818
1,359,219		Simon Property Group, Inc	137,675
358,694		SL Green Realty Corp	47,627
2,253,046		SM Prime Holdings	494
493,504		Softbank Corp	9,600
101,491		Sovran Self Storage, Inc	5,813
909,000	e	SPDR Trust Series 1	128,796
689,105		Spirit Finance Corp	8,593
904		Sponda OYJ	14
107,758	e*	Star Maritime Acquisition Corp	1,057
421,270		Strategic Hotels & Resorts, Inc	9,179
15,839,500		Summarecon Agung Tbk PT	2,061
101,063		Sun Communities, Inc	3,270
330,199		Sunstone Hotel Investors, Inc	8,826
248,317		Suntec Real Estate Investment Trust	295
179,833		Tanger Factory Outlet Centers, Inc	7,028
67,812	e	Tarragon Corp	825
748,994		Taubman Centers, Inc	38,094
526,203		Thornburg Mortgage, Inc	13,223
378,607		Trustreet Properties, Inc	6,379
34,072		United Arab Investors	123
633,127	e	United Dominion Realty Trust, Inc	20,127
69,062		Universal Health Realty Income Trust	2,692
125,583		Urstadt Biddle Properties, Inc (Class A)	2,397
253,148		U-Store-It Trust	5,202
698,776		Ventas, Inc	29,572
689,691		Vornado Realty Trust	83,797
259,744	e	Washington Real Estate Investment Trust	10,390
333,806		Weingarten Realty Investors	15,392
1,103,766		Wharf Holdings Ltd	4,080
215,114		Winston Hotels, Inc	2,850
149,767		Winthrop Realty Trust	1,026
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	3,476,141

HOTELS AND OTHER LODGING PLACES - 0.94%
7,314,654		Accor S.A.	566,788
168,871		Ameristar Casinos, Inc	5,191

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
209,041	*	Aztar Corp	$11,376
3,892,000	*	Banyan Tree Holdings Ltd	3,959
132,446	e*	Bluegreen Corp	1,699
191,338		Boyd Gaming Corp	8,669
364,017		Choice Hotels International, Inc	15,325
36,111		Four Seasons Hotels, Inc	2,942
252		Fujita Kanko, Inc	2
247,921	*	Gaylord Entertainment Co	12,627
1,091,208		Genting BHD	10,207
96,766	*	Great Wolf Resorts, Inc	1,351
4,312,890		Hilton Hotels Corp	150,520
2,297,219		Hongkong & Shanghai Hotels	3,881
1,673,148		Indian Hotels Co Ltd	5,846
120,142		Intercontinental Hotels Group plc	2,969
87,217	e*	Isle of Capri Casinos, Inc	2,318
39,690	*	Kangwon Land, Inc	862
667,328	*	Las Vegas Sands Corp	59,712
149,515	*	Lodgian, Inc	2,033
124,210		Marcus Corp	3,177
1,821,816		Marriott International, Inc (Class A)	86,937
720,171	*	MGM Mirage	41,302
9,829,118		Minor International PCL	3,299
80,219	e*	Monarch Casino & Resort, Inc	1,916
105,076	e*	Morgans Hotel Group Co	1,779
15,060		NH Hoteles S.A.	298
22,469	*	Orascom Hotels & Development	165
946		Orbis S.A.	21
745,254		Orient-Express Hotels Ltd (Class A)	35,265
57,685	e*	Outdoor Channel Holdings, Inc	740
145,000		Resorts World BHD	600
68,903	*	Riviera Holdings Corp	1,665
160,000	*	Shanghai Jin Jiang International Hotels Group Co Ltd	77
3,563,930		Shangri-La Asia Ltd	9,187
1,277,261		Starwood Hotels & Resorts Worldwide, Inc	79,829
304,150	e	Station Casinos, Inc	24,840
170,733	e*	Trump Entertainment Resorts, Inc	3,114
1,271,130		United Overseas Land Ltd	3,597
180,011	e*	Vail Resorts, Inc	8,068
1,140,115	*	Wyndham Worldwide Corp	36,506
213,421	e	Wynn Resorts Ltd	20,030
		TOTAL HOTELS AND OTHER LODGING PLACES	1,230,689

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.34%
3,604,045		3M Co	280,863
55,381		Aaon, Inc	1,455
887,740		Acer, Inc	1,853
10,279		Acer, Inc (GDR)	111
180,581	e	Actuant Corp (Class A)	8,605
52,198	*	Adamind Ltd	30
42,079		Advantech Co Ltd	151
535,782	*	AGCO Corp	16,577
2,614		Alamo Group, Inc	61
165,043		Albany International Corp (Class A)	5,432
26,232		Alfa Laval AB	1,184
104,283	e*	Allis-Chalmers Energy, Inc	2,403
1,427,631	*	Alstom RGPT	193,542

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
187,085		Amada Co Ltd	$1,982
9,500		Amano Corp	119
1,113,503		American Standard Cos, Inc	51,054
85,585		Ampco-Pittsburgh Corp	2,865
2,714		Andritz AG.	589
7,780,975		Applied Materials, Inc	143,559
392,400		ARRK Corp	5,912
3,395	*	ASM International NV	72
177,500		ASM Pacific Technology	988
658,230	*	ASML Holding NV	16,370
95,378	e*	Astec Industries, Inc	3,348
108,779	e*	ASV, Inc	1,770
501,054	*	Asyst Technologies, Inc	3,663
794,458		Atlas Copco AB (A Shares)	26,691
166,519		Atlas Copco AB (B Shares)	5,400
588,501	*	Axcelis Technologies, Inc	3,431
10,336	e*	Basin Water, Inc	70
1,088,000	*	Benq Corp	583
424,041		Black & Decker Corp	33,911
129,848		Black Box Corp	5,452
207,703	e*	Blount International, Inc	2,796
15,320		Boom Logistics Ltd	50
1,801,280	*	Brambles Ltd	18,242
302,022	e	Briggs & Stratton Corp	8,139
516,884	*	Brooks Automation, Inc	7,443
179,181		Bucyrus International, Inc (Class A)	9,274
2,428,530		Canon, Inc	136,727
188,838		Carlisle Cos, Inc	14,824
94,290		Cascade Corp	4,988
33,100		Casio Computer Co Ltd	751
4,305,686		Caterpillar, Inc	264,068
359,727		CDW Corp	25,296
557,235	*	Charter plc	9,874
647,945	*	Cirrus Logic, Inc	4,458
1,311,440		Citizen Watch Co Ltd	10,039
1,953	*	Clipper Windpower plc	23
148,926	e*	Columbus McKinnon Corp	3,130
837,645		Compal Electronics, Inc	747
200	*	Cray, Inc	2
535,359		Cummins, Inc	63,269
256,048		Curtiss-Wright Corp	9,494
230,506	e*	Cymer, Inc	10,131
5,500		Daifuku Co Ltd	87
27,000		Daihen Corp	135
36,700		Daikin Industries Ltd	1,277
41	*	Daum Commerce Co Ltd	1
1,408,807		Deere & Co	133,935
13,559,778	*	Dell, Inc	340,215
926,958		Delta Electronics, Inc	2,987
293,232		Diebold, Inc	13,665
327,809		Donaldson Co, Inc	11,378
17,590	*	Doosan Infracore Co Ltd	398
2,700	*	Dot Hill Systems Corp	11
1,690,143		Dover Corp	82,851
135,270	*	Dresser-Rand Group, Inc	3,310
164,330	e*	Dril-Quip, Inc	6,435

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,148,644		Eaton Corp	$86,309
50,000		Ebara Corp	192
4,289		Econocom Group	38
323,263	*	Electronics for Imaging, Inc	8,592
12,840,692	*	EMC Corp	169,497
773,141	*	Emulex Corp	15,084
93,464	e*	ENGlobal Corp	601
123,945	*	EnPro Industries, Inc	4,116
836,856	e*	Entegris, Inc	9,055
130	*	Exabyte Corp	-	^
705,348	*	Extreme Networks, Inc	2,955
188,097		Ferrotec Corp	1,413
666,591		FKI plc	1,348
74,335	e*	Flanders Corp	736
400	e*	Flow International Corp	4
290,175	*	Flowserve Corp	14,645
305,693	*	FMC Technologies, Inc	18,840
2,214,980		FUJIFILM Holdings Corp	91,015
57,000		Furukawa Co Ltd	133
424,279	*	Gardner Denver, Inc	15,830
1,982,408	e*	Gateway, Inc	3,985
65,863	*	Gehl Co	1,813
63,067,416		General Electric Co	2,346,738
9,000		Gigabyte Technology Co Ltd	7
351,513	e*	Global Imaging Systems, Inc	7,716
8,800		Glory Ltd	155
160,300	*	Goodman Global, Inc	2,757
65,416		Gorman-Rupp Co	2,418
304,726		Graco, Inc	12,073
784,816	*	Grant Prideco, Inc	31,212
100,599		Heidelberger Druckmaschinen	4,765
20,825,720		Hewlett-Packard Co	857,811
46,400		Hitachi Construction Machinery Co Ltd	1,248
224,675	*	Husqvarna AB (B Shares)	3,512
148,666	*	Hydril	11,178
244,542		IDEX Corp	11,594
2,451,674		IMI plc	24,338
5,200		Ines Corp	31
1,300	*	InFocus Corp	3
298,351	e*	Intermec, Inc	7,241
9,899,318		International Business Machines Corp	961,719
2,007,067		International Game Technology	92,726
214,789	*	Intevac, Inc	5,574
2,000		Inventec Appliances Corp	6
3,157,360		Inventec Co Ltd	2,776
1,017,000		Ishikawajima-Harima Heavy Industries Co Ltd	3,444
34,279	e*	Isilon Systems, Inc	946
4,400		Itochu Techno-Science Corp	234
1,009,076		Jabil Circuit, Inc	24,773
4,877,000		Japan Steel Works Ltd	38,113
675,926		Joy Global, Inc	32,674
80,625	*	Kadant, Inc	1,966
168,893		Kaydon Corp	6,712
164,059		Kennametal, Inc	9,655
17,340		Kinpo Electronics	7
173,812	e*	Komag, Inc	6,584

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
2,668,338		Komatsu Ltd	$54,149
147,415		Komori Corp	2,756
430,500		Konica Minolta Holdings, Inc	6,077
158,090		Kubota Corp	1,464
325,914	*	Kulicke & Soffa Industries, Inc	2,738
98,173	*	Kumba Iron Ore Ltd	1,557
16,600		Kurita Water Industries Ltd	358
1,013,253	*	Lam Research Corp	51,291
34,690		Larsen & Toubro Ltd	1,133
59,034	e*	LB Foster Co (Class A)	1,530
274,604		Lennox International, Inc	8,406
1,022,838	*	Lexmark International, Inc (Class A)	74,872
490	*	LG Electronics, Inc	17
4,784	*	LG Electronics, Inc (GDR)	80
69,260	e	Lindsay Manufacturing Co	2,261
995,631		Lite-On Technology Corp	1,346
132,825	*	Logitech International S.A.	3,832
84,550		Lufkin Industries, Inc	4,911
15,000		Makino Milling Machine Co Ltd	178
16,100		Makita Corp	494
382,478		Manitowoc Co, Inc	22,731
307,425		Meggitt plc	1,866
95,600		Melco Holdings, Inc	2,675
100	*	Mestek, Inc	1
554,900		Metso Oyj	28,010
78,693		Micron Machinery Co Ltd	2,645
293,027	*	Micros Systems, Inc	15,442
38,460	e*	Middleby Corp	4,026
1,443,492		Mitac International	1,745
3,703,890		Mitsubishi Heavy Industries Ltd	16,838
5,873,822		Mitsui & Co Ltd	87,857
102,000		Mitsui Engineering & Shipbuilding Co Ltd	332
320,000		Mitsumi Electric Co Ltd	7,045
105,345		Modec, Inc	2,523
276,748		Modine Manufacturing Co	6,927
47,545		Nacco Industries, Inc (Class A)	6,495
153,174	*	NATCO Group, Inc (Class A)	4,883
195,163	*	Netgear, Inc	5,123
122,847		NN, Inc	1,527
244,291		Nordson Corp	12,173
498,000		NTN Corp	4,465
402,765		OCE NV	6,587
54,468	*	Ocean RIG ASA	401
287,803	*	Oil States International, Inc	9,276
54,000		Oki Electric Industry Co Ltd	120
18,000		Okuma Holdings, Inc	209
3,157		ONA S.A.	576
6,500		OSG Corp	106
1,124		Palfinger AG.	138
528,071		Pall Corp	18,245
520,257	e*	Palm, Inc	7,330
1,624	e*	PAR Technology Corp	15
1,023,106		Parker Hannifin Corp	78,656
228,734	*	Paxar Corp	5,275
2,769		Pinguely-Haulotte	74
1,100	e*	Planar Systems, Inc	11

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
150,171	e*	ProQuest Co	$1,569
361,596		Quanta Computer, Inc	656
1,240,194	e*	Quantum Corp	2,877
157,607	e*	Rackable Systems, Inc	4,881
153,557	*	RBC Bearings, Inc	4,401
1,147,891		Rheinmetall AG.	87,098
8,521	*	Rimage Corp	221
174,700		Riso Kagaku Corp	3,442
89,284		Robbins & Myers, Inc	4,100
813,079		Rockwell Automation, Inc	49,663
28,341,208		Rolls-Royce Group plc (B Shares)	56
689,285	*	Safeguard Scientifics, Inc	1,668
53,540		Safran S.A.	1,242
44,480	*	Samsung Corp	1,466
958,261	*	SanDisk Corp	41,234
3,267,774		Sandvik AB	47,494
2,270		Sartorius AG.	99
60,502		Sauer-Danfoss, Inc	1,951
80,853		Scania AB (B Shares)	5,681
153,823	e*	Scansource, Inc	4,676
2,911		Schoeller-Bleckmann Oilfield Equipment AG.	134
291,548	*	Scientific Games Corp (Class A)	8,813
1,249,635	v*	Seagate Technology, Inc	-	^
20,700		Seiko Epson Corp	503
106,076	e*	Semitool, Inc	1,412
954,000		Shanghai Electric Group Co Ltd	401
229,725		Shinmaywa Industries Ltd	1,147
1,973		SIG Holding AG.	659
128,837	e*	Sigma Designs, Inc	3,279
128,794		SKF AB (B Shares)	2,380
149,200		SMC Corp	21,163
924,766		Smith International, Inc	37,980
26,236		Solarworld AG.	1,648
4,514,150	e*	Solectron Corp	14,536
244,025	e	SPX Corp	14,925
72,186		Standex International Corp	2,175
488,197		Stanley Works	24,551
1,141		Sulzer AG.	1,299
2,945,000		Sumitomo Heavy Industries Ltd	30,933
1,065,962	*	Symbol Technologies, Inc	15,925
165,000		Synnex Technology International Corp	209
1,981	*	T-3 Energy Services, Inc	44
401,593		Tadano Ltd	4,731
615,016		Technip S.A.	42,216
625,500		Techtronic Industries Co	811
102,807	e*	Tecumseh Products Co (Class A)	1,737
90,676		Tennant Co	2,630
662,680	*	Terex Corp	42,796
16,200		THK Co Ltd	418
379,390		Timken Co	11,071
1,600		Tocalo Co Ltd	59
47,000		Tokimec, Inc	106
170,569		Tokyo Electron Ltd	13,444
188,100		Tokyo Seimitsu Co Ltd	8,883
52,218		Tomra Systems ASA	360
210,186		Toro Co	9,801

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
3,539,077		Toshiba Corp	$23,048
6,000		Toyo Kanetsu K K	14
348,100		Toyota Tsusho Corp	9,331
80,002	e*	TurboChef Technologies, Inc	1,362
3,050,000		Tutt Bryant Group Ltd	3,563
144,912	e*	Ultratech, Inc	1,808
10,058	*	Unaxis Holding AG.	4,973
3,901,250		Unisteel Technology Ltd	6,486
319,500		United Tractors Tbk PT	233
366,085	e*	VA Software Corp	1,841
735,679	*	Varian Medical Systems, Inc	34,996
187,933	e*	VeriFone Holdings, Inc	6,653
100,942	*	Verigy Ltd	1,792
50,690	*	Vestas Wind Systems A/S	2,142
263,696		Wartsila Oyj (B Shares)	14,206
164,833	e	Watsco, Inc	7,773
1,044,278	*	Western Digital Corp	21,366
13,053		Wincor Nixdorf AG.	2,031
173,830		Woodward Governor Co	6,903
11,430	*	Woongjin Coway Co Ltd	317
30,500		Yokogawa Electric Corp	484
324,893	*	Zebra Technologies Corp (Class A)	11,303
5,650		Zyxel Communications Corp	7
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	8,311,537

INSTRUMENTS AND RELATED PRODUCTS - 3.19%
116,209	e*	Abaxis, Inc	2,237
113,815	e*	Abiomed, Inc	1,605
419,269	*	Advanced Medical Optics, Inc	14,758
378,434	e*	Affymetrix, Inc	8,727
2,852,380	*	Agilent Technologies, Inc	99,405
312,528	e*	Align Technology, Inc	4,366
651,299		Allergan, Inc	77,987
399,944	e*	American Medical Systems Holdings, Inc	7,407
90,192	e*	American Science & Engineering, Inc	5,367
78,554		Analogic Corp	4,410
115,442	*	Anaren, Inc	2,050
70,474	*	Angiodynamics, Inc	1,514
373,271		Anritsu Corp	2,145
1,429,114		Applera Corp (Applied Biosystems Group)	52,434
59,275	e*	Argon ST, Inc	1,277
231,965	*	Armor Holdings, Inc	12,723
127,258		Arrow International, Inc	4,502
151,371	e*	Arthrocare Corp	6,043
52,200		Asia Optical Co, Inc	225
95,575	e*	Aspect Medical Systems, Inc	1,798
1,087		Bacou-Dalloz	145
56,622	e	Badger Meter, Inc	1,568
3,037,288		BAE Systems plc	25,319
454,739		Bard (C.R.), Inc	37,730
218,665	e	Bausch & Lomb, Inc	11,384
3,693,628		Baxter International, Inc	171,347
17,199,208	m,v*	BB Bioventures LP	5,867
277,088		Beckman Coulter, Inc	16,570
1,497,775		Becton Dickinson & Co	105,069
1,800	*	Biolase Technology, Inc	16

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,079,828		Biomet, Inc	$44,565
103,984	*	Bio-Rad Laboratories, Inc (Class A)	8,581
100,165	e*	Biosite, Inc	4,893
6,887,053	*	Boston Scientific Corp	118,320
301,539	*	Bruker BioSciences Corp	2,265
1,400	*	Caliper Life Sciences, Inc	8
205,987	*	Candela Corp	2,548
800	*	Cantel Medical Corp	13
107,009	*	Cardiodynamics International Corp	111
305,310	e*	Cepheid, Inc	2,595
160,032	e*	Cerus Corp	938
2,953		Chemring Group plc	91
54,184		Cochlear Ltd	2,481
217,130	e*	Coherent, Inc	6,855
140,278	e	Cohu, Inc	2,828
1,191	*	Concord Camera Corp	5
180,587	*	Conmed Corp	4,175
201,227	e	Cooper Cos, Inc	8,955
835,345	*	Credence Systems Corp	4,344
124,957	e*	Cyberonics, Inc	2,579
1,441,820		Danaher Corp	104,445
85,798		Datascope Corp	3,126
717,647		Dentsply International, Inc	21,422
215,630	e*	Depomed, Inc	744
97,636	e*	DexCom, Inc	963
117,786	*	Dionex Corp	6,680
128,764	*	DJ Orthopedics, Inc	5,514
8,522	*	Dmatek Ltd	22
164,027		DRS Technologies, Inc	8,641
9,964	e*	DXP Enterprises, Inc	349
325,899	*	Eagle Test Systems, Inc	4,752
1,752,854	e	Eastman Kodak Co	45,224
95,332	e	EDO Corp	2,263
63,446		Elekta AB	1,337
148,340	*	ESCO Technologies, Inc	6,741
149,002	*	Esterline Technologies Corp	5,994
93,146	e*	ev3, Inc	1,605
1,425	*	Exactech, Inc	20
91,377	*	Excel Technology, Inc	2,338
300	e*	FARO Technologies, Inc	7
143,786	e*	FEI Co	3,792
1,296,663		Finmeccanica S.p.A.	35,140
400,476	e*	Flir Systems, Inc	12,747
261,925	e*	Formfactor, Inc	9,757
279,388	e*	Fossil, Inc	6,309
108,315	*	Foxhollow Technologies, Inc	2,337
6,500	e*	Given Imaging Ltd	126
13,046,571	*	Golden Meditech Co Ltd	5,552
218,531	*	Haemonetics Corp	9,838
206,056	*	HealthTronics, Inc	1,372
74,822	*	Herley Industries, Inc	1,211
304,676	*	Hologic, Inc	14,405
77,803	*	ICU Medical, Inc	3,165
120,821	e*	I-Flow Corp	1,806
177,907	*	II-VI, Inc	4,971
266,207	*	Illumina, Inc	10,465

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
459		Inficon Holding AG.	$72
596,537	e*	Input/Output, Inc	8,131
116,119	*	Integra LifeSciences Holdings Corp	4,946
123,465	e*	Intralase Corp	2,763
177,129	e*	Intuitive Surgical, Inc	16,987
198,294		Invacare Corp	4,868
256,212	*	Invensys plc	1,381
158,670	e*	Ionatron, Inc	651
98,032	*	IRIS International, Inc	1,240
600	e*	Ista Pharmaceuticals, Inc	4
145,846	*	Itron, Inc	7,561
263,527	*	Ixia	2,530
16,293,126		Johnson & Johnson	1,075,672
2,113		Keithley Instruments, Inc	28
59,431	e*	Kensey Nash Corp	1,890
43,219		Keyence Corp	10,710
1,432,961		Kla-Tencor Corp	71,290
439,488	e*	Kopin Corp	1,569
300	e*	KVH Industries, Inc	3
311,403	*	Kyphon, Inc	12,581
367,748	e*	L-1 Identity Solutions, Inc	5,564
700	e*	LaBarge, Inc	9
400	*	LeCroy Corp	5
580,790	e*	LTX Corp	3,252
97,229		Luxottica Group S.p.A.	2,988
400	*	Lydall, Inc	4
81,096	*	Measurement Specialties, Inc	1,755
63,778	*	Medical Action Industries, Inc	2,056
6,994,535		Medtronic, Inc	374,278
277,780	e	Mentor Corp	13,575
155,238	*	Merit Medical Systems, Inc	2,459
321,364	*	Mettler-Toledo International, Inc	25,340
230,374	*	Millipore Corp	15,343
178,386		Mine Safety Appliances Co	6,538
197,151	*	MKS Instruments, Inc	4,452
152,916	e*	Molecular Devices Corp	3,222
107,219	e	Movado Group, Inc	3,109
21,967,242	m,v*	MPM Bioventures II-QP LP	10,843
103,551		MTS Systems Corp	3,999
259,057	e	National Instruments Corp	7,057
110,292	e*	Natus Medical, Inc	1,832
72,371	e*	Neurometrix, Inc	1,079
227,890	*	Newport Corp	4,774
34,871	*	Nextest Systems Corp	393
840,000		Nidec Copal Corp	9,889
352,000		Nikon Corp	7,720
686,000		Nippon Electric Glass Co Ltd	14,411
5,000		Nipro Corp	92
944		Nobel Biocare Holding AG.	279
19,224	*	Northstar Neuroscience, Inc	276
3,419	*	Novoste Corp	9
185,839	e*	NuVasive, Inc	4,293
70,021	e*	NxStage Medical, Inc	587
145,068	e	Oakley, Inc	2,910
520,938		Olympus Corp	16,372
125,000	*	Optimax Technology Corp	88

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
12,900	*	Orbotech Ltd	$328
192,907		Osaki Electric Co Ltd	1,444
23,098	e*	OYO Geospace Corp	1,342
140,485	e*	Palomar Medical Technologies, Inc	7,118
8,275,397		PCCW Ltd	5,032
90,000		Peace Mark Holdings Ltd	80
559,367		PerkinElmer, Inc	12,435
1,854,752		Phonak Holding AG.	147,650
134,074	*	Photon Dynamics, Inc	1,567
940,157		Pitney Bowes, Inc	43,426
140,012		PolyMedica Corp	5,658
73,482	*	Qiagen NV	1,127
4,179		Q-Med AB	65
223,759	e*	RAE Systems, Inc	716
834,650	*	Resmed, Inc	4,170
340,945	*	Resmed, Inc	16,781
338,363	*	Respironics, Inc	12,773
880,051		Rockwell Collins, Inc	55,698
100,002	*	Rofin-Sinar Technologies, Inc	6,046
381,675		Roper Industries, Inc	19,175
153,997	*	Rudolph Technologies, Inc	2,452
13,117	*	Samsung Techwin Co Ltd	479
293,776	e*	Sirf Technology Holdings, Inc	7,497
97,489	e	Sirona Dental Systems, Inc	3,754
4,126,206	m,v*	Skyline Venture Partners Qualified II	2,159
775,000	m,v*	Skyline Venture Partners Qualified III	775
390,760		Smith & Nephew plc	4,078
3,366	e*	Somanetics Corp	77
151,741	e*	Sonic Solutions, Inc	2,473
88,886	e*	SonoSite, Inc	2,749
177,625	*	Spectranetics Corp	2,005
2,200,612	*	St. Jude Medical, Inc	80,454
37,227	e*	Star Scientific, Inc	121
547,424		STERIS Corp	13,779
1,418,771	e	Stryker Corp	78,188
32,123		Swatch Group AG.	7,098
62,851		Swatch Group AG.	2,811
202,831	*	Symmetry Medical, Inc	2,805
9,900	e*	Syneron Medical Ltd	269
14,442		Synthes, Inc	1,722
345,030		Tecan Group AG.	21,648
210,386	*	Techne Corp	11,666
467,508		Tektronix, Inc	13,637
292,597	*	Teledyne Technologies, Inc	11,742
2,580,663	*	Teradyne, Inc	38,607
639,628		Terumo Corp	25,154
3,675,858	*	Thermo Electron Corp	166,480
278,520	e*	ThermoGenesis Corp	1,200
285,281	e*	Thoratec Corp	5,015
552		Thrane & Thrane A/S	31
314,724	*	Trimble Navigation Ltd	15,966
108,218	e	United Industrial Corp	5,492
31,101	e*	Urologix, Inc	72
229,685	*	Varian, Inc	10,288
175,840	*	Veeco Instruments, Inc	3,293
169,725	*	Ventana Medical Systems, Inc	7,303

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
227,811	*	Viasys Healthcare, Inc	$6,338
72,727	e*	Vital Images, Inc	2,531
36,052		Vital Signs, Inc	1,800
300	e*	Vnus Medical Technologies, Inc	3
33,500	*	Volcano Corp	549
628,914	*	Waters Corp	30,798
21,438	*	William Demant Holding	1,738
196,076	*	Wright Medical Group, Inc	4,565
5,372,101	*	Xerox Corp	91,057
135,325	e	X-Rite, Inc	1,665
27,823		Young Innovations, Inc	927
1,400,787	*	Zimmer Holdings, Inc	109,794
106,879	*	Zoll Medical Corp	6,225
47,126	e*	Zygo Corp	775
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	4,178,789

INSURANCE AGENTS, BROKERS AND SERVICE - 0.59%
99,215		Alexander Forbes Ltd	221
1,962,775		AON Corp	69,365
641,413		Brown & Brown, Inc	18,094
128,770		Clark, Inc	2,141
171,306		Crawford & Co (Class B)	1,251
549,129		FBD Holdings plc	29,937
399,054	e	Gallagher (Arthur J.) & Co	11,792
2,840,382		Hartford Financial Services Group, Inc	265,036
6,198,207		HBOS plc	137,379
212,139		Hilb Rogal & Hobbs Co	8,935
45,909		James River Group, Inc	1,484
5,103,002		Marsh & McLennan Cos, Inc	156,458
51,400		MLP AG.	1,021
216,465	e	National Financial Partners Corp	9,518
32,000		Pacific Century Insurance Holdings Ltd	19
1,994,789		QBE Insurance Group Ltd	45,427
907,675		Sanlam Ltd	2,368
736,158		Suncorp-Metway Ltd	11,825
2,000		Tsuruha Holdings, Inc	76
824,918		Unipol S.p.A.	2,673
248,086	*	USI Holdings Corp	3,811
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	778,831

INSURANCE CARRIERS - 5.09%
172,819		21st Century Insurance Group	3,050
1,236,412		ABC Learning Centres Ltd	8,198
2,100	e*	ACA Capital Holdings, Inc	32
1,104,129		ACE Ltd	66,877
3,554,598		Admiral Group plc	76,489
6,658		Aegon NV	126
853,861		Aegon NV	16,276
7,194,114		Aetna, Inc	310,642
67,409	e	Affirmative Insurance Holdings, Inc	1,097
3,011,814		Aflac, Inc	138,543
1,772,000		Aioi Insurance Co Ltd	12,508
3,205		Aksigorta A.S.	12
210,193		Alfa Corp	3,954
172,028		Alleanza Assicurazioni S.p.A	2,296
21,502	*	Alleghany Corp	7,818

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
651,957		Allianz AG.	$133,188
80,000		Allied World Assurance Holdings Ltd	3,490
2,893,977		Allstate Corp	188,427
1,033	*	Alm. Brand Skadesforsikring A/S	73
591,336		Ambac Financial Group, Inc	52,670
317,319	e	American Equity Investment Life Holding Co	4,135
799,273		American Financial Group, Inc	28,702
14,489,944		American International Group, Inc	1,038,349
72,687		American National Insurance Co	8,294
83,255	*	American Physicians Capital, Inc	3,334
562,421	*	AMERIGROUP Corp	20,185
4,831,081		AMP Ltd	38,515
2,000		Amtrust Financial Services, Inc	17
17,500	*	Arch Capital Group Ltd	1,183
176,284	*	Argonaut Group, Inc	6,145
393,509		Aspen Insurance Holdings Ltd	10,373
398,543		Assicurazioni Generali S.p.A.	17,503
512,832	e	Assurant, Inc	28,334
3,184,456		Aviva plc	51,253
1,644,653		AXA Asia Pacific Holdings Ltd	9,464
5,976,707		AXA S.A.	241,972
1,789,238		Axis Capital Holdings Ltd	59,707
61,442		Baldwin & Lyons, Inc (Class B)	1,569
106,181		Bristol West Holdings, Inc	1,681
247,661	e*	Centene Corp	6,085
38,834		Chesnara plc	134
4,677,836		China Life Insurance Co Ltd	15,967
22,932	e	China Life Insurance Co Ltd (ADR)	1,158
2,551,160		Chubb Corp	134,982
793,222		Cincinnati Financial Corp	35,941
11,745	e*	Citizens, Inc	78
13,006		Clal Insurance	318
122,355	*	CNA Financial Corp	4,933
92,133	*	CNA Surety Corp	1,981
79,461		CNP Assurances	8,874
8,690		Codan A/S	845
435,454		Commerce Group, Inc	12,955
2,312,435	*	Conseco, Inc	46,202
202,132		Corp Mapfre S.A.	913
2,912,550		Credit Suisse Group	203,771
8,900	*	Darwin Professional Underwriters, Inc	209
314,741		Delphi Financial Group, Inc (Class A)	12,734
90,738		Direct General Corp	1,873
74,300		Donegal Group, Inc (Class A)	1,456
84,787		Dongbu Insurance Co Ltd	2,256
34,525		EMC Insurance Group, Inc	1,178
188,227		Erie Indemnity Co (Class A)	10,913
281,220		Everest Re Group Ltd	27,590
23,747	e	Fairfax Financial Holdings Ltd	4,718
97,601		FBL Financial Group, Inc (Class A)	3,814
1,055,610		Fidelity National Title Group, Inc (Class A)	25,208
94,214	e*	First Acceptance Corp	1,010
459,241		First American Corp	18,682
78,624	*	First Mercury Financial Corp	1,849
363,451		Fondiaria-Sai S.p.A	17,387
57,697	*	Fpic Insurance Group, Inc	2,248

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
580,108		Friends Provident plc	$2,465
747,575		Fuji Fire & Marine Insurance Co Ltd	2,789
4,342,254		Genworth Financial, Inc (Class A)	148,549
46,251		Great American Financial Resources, Inc	1,066
453,699		Great-West Lifeco, Inc	13,150
221,955		Hanover Insurance Group, Inc	10,831
97,279		Harleysville Group, Inc	3,387
968,278		HCC Insurance Holdings, Inc	31,072
498,590	*	Health Net, Inc	24,261
152,762	*	HealthExtras, Inc	3,682
108,266	*	Healthspring, Inc	2,203
16,848		Highway Insurance Holdings plc	26
351,533		Horace Mann Educators Corp	7,101
1,302,287	*	Humana, Inc	72,029
7,814		Hyundai Marine & Fire Insurance Co Ltd	99
31,953		Independence Holding Co	698
120,862		Infinity Property & Casualty Corp	5,849
2,105,744		ING Groep NV	93,369
1,744,536		Insurance Australia Group Ltd	8,744
4,037	e	IPC Holdings Ltd	127
79,533		Irish Life & Permanent plc	2,194
24,169		Kansas City Life Insurance Co	1,210
55,288		KBC Groep NV	6,780
900	*	KMG America Corp	9
12,456		Korean Reinsurance Co	170
2,182,100		Kurnia Asia BHD	693
142,461	e	LandAmerica Financial Group, Inc	8,991
650,914		Leucadia National Corp	18,356
27,924		Liberty Group Ltd	331
1,206,519		Lincoln National Corp	80,113
3,149,273		Loews Corp	130,600
3,095,221		Manulife Financial Corp	104,444
43,550	*	Markel Corp	20,908
325,853		Max Re Capital Ltd	8,088
565,133		MBIA, Inc	41,289
181,334	*	Meadowbrook Insurance Group, Inc	1,793
203,189		Mediolanum S.p.A.	1,656
110,465		Mercury General Corp	5,825
2,721,080		Metlife, Inc	160,571
491,534		Metropolitan Holdings Ltd	1,051
457,213		MGIC Investment Corp	28,594
58,385		Midland Co	2,449
1,402,051		Millea Holdings, Inc	49,482
1,770,804		Mitsui Sumitomo Insurance Co Ltd	19,374
146,505	e*	Molina Healthcare, Inc	4,763
940,263	e	Montpelier Re Holdings Ltd	17,498
284,405		Muenchener Rueckver AG.	48,963
78,365		National Interstate Corp	1,904
14,652		National Western Life Insurance Co (Class A)	3,372
276,751		Nationwide Financial Services, Inc (Class A)	15,000
60,142	*	Navigators Group, Inc	2,898
484,000		Nipponkoa Insurance Co Ltd	3,925
947,835		Nissay Dowa General Insurance Co Ltd	5,695
18,396		NYMAGIC, Inc	673
79,919		Odyssey Re Holdings Corp	2,981
388,166		Ohio Casualty Corp	11,571

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,518,862		Old Mutual plc	$5,182
935,530		Old Republic International Corp	21,779
192,985	*	OneBeacon Insurance Group Ltd	5,404
529,214	e	PartnerRe Ltd	37,590
475,799	*	Philadelphia Consolidated Holding Co	21,202
838,716		Phoenix Cos, Inc	13,327
664,000	*	PICC Property & Casualty Co Ltd	341
616,000		Ping An Insurance Group Co of China Ltd	3,409
1,005,327		Platinum Underwriters Holdings Ltd	31,105
182,293	*	PMA Capital Corp (Class A)	1,681
422,881		PMI Group, Inc	19,947
835,719		Power Corp Of Canada	25,291
472,891		Power Financial Corp	15,284
128,000		Presidential Life Corp	2,810
2,150,596		Principal Financial Group	126,240
183,518	e*	ProAssurance Corp	9,161
4,720,063		Progressive Corp	114,320
456,085		Protective Life Corp	21,664
2,771,426		Prudential Financial, Inc	237,955
4,954,462		Prudential plc	67,857
546,020		Radian Group, Inc	29,436
121,911	e	Reinsurance Group Of America, Inc	6,790
1,710,623		Resolution plc	21,486
133,108		RLI Corp	7,510
3,236,208		Royal & Sun Alliance Insurance Group plc	9,663
504,068		Safeco Corp	31,529
99,702		Safety Insurance Group, Inc	5,056
27,181		Samsung Fire & Marine Insurance Co Ltd	4,720
43,514	*	SCPIE Holdings, Inc	1,137
70,773	*	SeaBright Insurance Holdings, Inc	1,275
206,721		Selective Insurance Group, Inc	11,843
530,625		Sompo Japan Insurance, Inc	6,488
3,569,837		St. Paul Travelers Cos, Inc	191,665
340,144		Stancorp Financial Group, Inc	15,323
597,960	*	Standard Life plc	3,463
81,151		State Auto Financial Corp	2,818
149,742		Stewart Information Services Corp	6,493
62,889		Storebrand ASA	800
1,275,167		Sun Life Financial, Inc	53,931
109,118		Swiss Reinsurance Co	9,278
748,100		T&D Holdings, Inc	49,473
5,760	*	Topdanmark A/S	952
412,442		Torchmark Corp	26,297
94,914		Tower Group, Inc	2,949
129,247		Transatlantic Holdings, Inc	8,026
59,268	*	Triad Guaranty, Inc	3,252
61,963		TrygVesta A.S.	4,733
118,246		United Fire & Casualty Co	4,168
7,778,461		UnitedHealth Group, Inc	417,937
201,543		Unitrin, Inc	10,099
216,318	*	Universal American Financial Corp	4,032
1,813,316		UnumProvident Corp	37,681
82,441	*	Vesta Insurance Group, Inc	-	^
1,856,619		W.R. Berkley Corp	64,072
478,828	*	WellCare Health Plans, Inc	32,991
6,064		Wesco Financial Corp	2,790

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
7,040		Wiener Staedtische Allgemeine Versicherung AG.	$494
731,416		XL Capital Ltd (Class A)	52,677
216,080		Zenith National Insurance Corp	10,136
1,062,479		Zurich Financial Services AG.	286,002
		TOTAL INSURANCE CARRIERS	6,671,468

JUSTICE, PUBLIC ORDER AND SAFETY - 0.01%
298,614	*	Corrections Corp of America	13,506
112,814	*	Geo Group, Inc	4,233
1,878,900	*	PAN Fish ASA	1,718
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	19,457

LEATHER AND LEATHER PRODUCTS - 0.16%
163,349		Adidas-Salomon AG.	8,135
2,757,763	*	Coach, Inc	118,473
59,752	e*	CROCS, Inc	2,581
133,638	*	Genesco, Inc	4,985
50,486		Hermes International	6,314
203,766	e*	Iconix Brand Group, Inc	3,951
286,909		LVMH Moet Hennessy Louis Vuitton S.A.	30,280
435,687		Pou Chen Corp	495
155,368		Steven Madden Ltd	5,452
311,868	*	Timberland Co (Class A)	9,849
53,885		Weyco Group, Inc	1,339
368,292		Wolverine World Wide, Inc	10,504
660,917		Yue Yuen Industrial Holdings	2,099
		TOTAL LEATHER AND LEATHER PRODUCTS	204,457

LEGAL SERVICES - 0.01%
244,190	e*	FTI Consulting, Inc	6,811
94,258	e*	Pre-Paid Legal Services, Inc	3,688
		TOTAL LEGAL SERVICES	10,499

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
246,252		Brisa-Auto Estradas de Portugal S.A.	3,072
1,393,000		ComfortDelgro Corp Ltd	1,462
267,000		Keihin Electric Express Railway Co Ltd	1,840
163,000		Keisei Electric Railway Co Ltd	927
424,346		Laidlaw International, Inc	12,913
381,168		SMRT Corp Ltd	296
1,661,666		Tobu Railway Co Ltd	8,028
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	28,538

LUMBER AND WOOD PRODUCTS - 0.03%
121,619	e	American Woodmark Corp	5,090
438,764	*	Champion Enterprises, Inc	4,107
60,477		Deltic Timber Corp	3,374
109,017		Duratex S.A.	1,694
801,587		Louisiana-Pacific Corp	17,258
1,440,406		Masisa S.A.	288
9,569		Nobia AB	368
167,000	*	Sino-Forest Corp (Class A)	1,121
45,761		Skyline Corp	1,841
59,520	*	Sonae Industria SGPS S.A.	589
7,155,000	*	Sumalindo Lestari Jaya Tbk PT	2,168

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
93,893	e	Universal Forest Products, Inc	$4,377
		TOTAL LUMBER AND WOOD PRODUCTS	42,275

METAL MINING - 1.05%
240,547		Agnico-Eagle Mines Ltd	9,920
153,753		Alumina Ltd	769
5,803,562		Anglo American plc	283,059
26,938		Anglo Platinum Ltd	3,288
69,410		AngloGold Ashanti Ltd	3,266
1,700	e	AngloGold Ashanti Ltd (ADR)	80
1,631,975		Barrick Gold Corp	50,170
334,560	*	Barrick Gold Corp	10,271
902,216	*	Bema Gold Corp	4,719
7,961,781		BHP Billiton Ltd	159,001
711,515		Boliden AB	18,292
659,425		Cameco Corp	26,690
16,927		CAP S.A.	258
274,270	e	Cleveland-Cliffs, Inc	13,286
1,595,051	e*	Coeur d'Alene Mines Corp	7,896
323,951		Companhia Vale do Rio Doce	9,659
411,970		Companhia Vale do Rio Doce	10,432
26,600		Companhia Vale do Rio Doce (ADR)	698
98,850		Companhia Vale do Rio Doce (ADR)	2,940
27,773		Compania de Minas Buenaventura S.A.	765
5,600		Compania de Minas Buenaventura S.A. (ADR)	157
648,992	*	Eldorado Gold Corp	3,512
150,000		Energy Resources of Australia Ltd	2,463
140,905		First Quantum Minerals Ltd	7,582
255,315		Foundation Coal Holdings, Inc	8,109
1,655,652	e	Freeport-McMoRan Copper & Gold, Inc (Class B)	92,269
236,339		Gold Fields Ltd	4,474
7,300	e	Gold Fields Ltd (ADR)	138
1,399,698		Goldcorp, Inc	39,741
144,399	*	Harmony Gold Mining Co Ltd	2,290
7,900	e*	Harmony Gold Mining Co Ltd (ADR)	124
744,775	e*	Hecla Mining Co	5,705
34,349		Iluka Resources Ltd	180
221,325		Impala Platinum Holdings Ltd	5,807
9,800	e	Impala Platinum Holdings Ltd (ADR)	258
319,022	*	Ivanhoe Mines Ltd	3,146
17,585		Kagara Zinc Ltd	97
691,625	*	Kinross Gold Corp	8,196
1,359		Korea Zinc Co Ltd	144
96,834		Kumba Resources Ltd	773
4,000,000		Lanna Resources PCL	1,275
197,449	*	Meridian Gold, Inc	5,491
26,066		Minara Resources Ltd	120
6,159		Minsur S.A.	13
737,046		MMC Norilsk Nickel (ADR)	116,453
22,100		MMC Norilsk Nickel (ADR)	3,492
578,451		Newcrest Mining Ltd	12,031
4		Newmont Mining Corp	-	^
2,069,980		Newmont Mining Corp	93,460
50,143		Novolipetsk Steel (GDR)	1,166
2,603,702		Oxiana Ltd	6,515
404,721	*	Paladin Resources Ltd	2,843
97,909	*	PAN American Silver Corp	2,468

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
36,882		Perilya Ltd	$160
1,215,307		Phelps Dodge Corp	145,497
444,629	*	Polyus Gold (ADR)	21,564
12,442	*	Portman Ltd	49
3,000		PT International Nickel Indonesia Tbk	10
373,170		Rio Tinto Ltd	21,886
718,488		Rio Tinto plc	38,236
355,157	e*	Rosetta Resources, Inc	6,631
118,813	e	Royal Gold, Inc	4,275
90,190	e	Southern Copper Corp	4,860
38,052		Southern Copper Corp	2,055
35,344	*	St Barbara Ltd	17
280,661	e*	Stillwater Mining Co	3,505
5,036,000	*	Straits Asia Resources Ltd	2,167
10,128		Sumitomo Titanium Corp	1,133
478,813		Teck Cominco Ltd (Class B)	36,091
18,099		Umicore	3,082
291,115		Volcan Cia Minera S.A.	736
607,808		Yamana Gold, Inc	7,980
427,000	*	Zhaojin Mining Industry Co Ltd	852
1,264,000		Zijin Mining Group Co Ltd	882
1,643,539		Zinifex Ltd	24,377
		TOTAL METAL MINING	1,371,996

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.18%
162,320		Aderans Co Ltd	4,031
22,696		Amer Sports Oyj	500
295,540		Blyth, Inc	6,132
42,929		Bulgari S.p.A.	609
444,303		Callaway Golf Co	6,402
1,100	e	Charles & Colvard Ltd	9
202,000		Chow Sang Sang Holding	114
222,897	e	Daktronics, Inc	8,214
100		Escalade, Inc	1
736,401		Fortune Brands, Inc	62,881
22,880		Fu Sheng Industrial Co Ltd	22
5,598,556		Futuris Corp Ltd	8,706
1,112,274		Hasbro, Inc	30,310
155,554	e*	Jakks Pacific, Inc	3,397
329,663	*	K2, Inc	4,348
31,300		Magnum Corp BHD	21
100,892	e	Marine Products Corp	1,185
1,863,772		Mattel, Inc	42,233
17,000		Mitsuboshi Belting Co Ltd	103
27,925		Namco Bandai Holdings, Inc	410
194,038	e	Nautilus, Inc	2,717
112,291,547	a	Playmates Holdings Ltd	11,694
198,822	e*	Progressive Gaming International Corp	1,803
151,606	*	RC2 Corp	6,671
70,569	*	Russ Berrie & Co, Inc	1,090
177,093		Sankyo Co Ltd	9,807
207,419	e*	Shuffle Master, Inc	5,434
44,459	*	Steinway Musical Instruments, Inc	1,380
84,000		Tasaki Shinju Co Ltd	408
162,600		Yamaha Corp	3,443
315,955		Yankee Candle Co, Inc	10,831
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	234,906

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
MISCELLANEOUS RETAIL - 1.18%
147,294	*	1-800-FLOWERS.COM, Inc (Class A)	$907
89,352	e*	AC Moore Arts & Crafts, Inc	1,936
800	*	Alloy, Inc	9
1,575,575	*	Amazon.com, Inc	62,172
6,200		AOKI Holdings, Inc	110
112,408	*	Aygaz A.S.	318
297,144		Barnes & Noble, Inc	11,800
5,097,389		Best Buy Co, Inc	250,741
118,297		Big 5 Sporting Goods Corp	2,889
200		Blair Corp	7
80,613	e*	Blue Nile, Inc	2,974
84,961	e	Books-A-Million, Inc	1,927
372,153	e	Borders Group, Inc	8,318
78,530	e*	Build-A-Bear Workshop, Inc	2,200
217,683		Cash America International, Inc	10,209
31,100		Circle K Sunkus Co Ltd	553
292,790	e*	CKX, Inc	3,434
259,071	e*	Coldwater Creek, Inc	6,352
1,116,647		Compagnie Financiere Richemont AG.	65,065
4,727,995		CVS Corp	146,142
167	*	Daum Communications Corp	10
156,251		DCC plc	5,311
139,439	*	dELiA*s, Inc	1,463
161,120	*	Dick's Sporting Goods, Inc	7,893
1,288,809	*	Dollar Tree Stores, Inc	38,793
9,001		Douglas Holding AG.	465
541,902	e*	Drugstore.com, Inc	1,983
41,600		EDION Corp	617
2,875		Exmar NV	87
279,833	*	Ezcorp, Inc (Class A)	4,547
38,992		Folli-Follie S.A.	1,539
7,647,612		Game Group plc	16,995
300	*	Golf Galaxy, Inc	6
218,817	e*	GSI Commerce, Inc	4,103
996		Hellenic Duty Free Shops S.A.	21
206,200	*	Hibbett Sporting Goods, Inc	6,295
2,156,850		HMV Group plc	6,050
1,053,665		Home Retail Group	8,459
2,533,598		Hutchison Whampoa Ltd	25,749
718,133		Ichitaka Co Ltd	1,835
153		Index Corp	90
18,000		Izumiya Co Ltd	129
198,930		Jean Coutu Group, Inc (Class A)	2,346
46		Jelmoli Holding AG.	103
21,879	*	KarstadtQuelle AG.	634
10,300		Kojima Co Ltd	85
42,000		Largan Precision Co Ltd	812
190,330		Longs Drug Stores Corp	8,066
26,000		Matsumotokiyoshi Co Ltd	578
187,926		MSC Industrial Direct Co (Class A)	7,357
76,153		Next plc	2,684
730,500		Nippon Mining Holdings, Inc	5,255
342,775	e*	Nutri/System, Inc	21,729

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
2,520,926	*	Office Depot, Inc	$96,224
443,197		OfficeMax, Inc	22,005
898,326		Origin Energy Ltd	5,864
69,884	e*	Overstock.com, Inc	1,104
2,159,047		Pacific Brands Ltd	4,448
664,919		Petsmart, Inc	19,190
184,673	*	Priceline.com, Inc	8,054
22,604	*	Pricesmart, Inc	405
1,120	*	QXL Ricardo plc	14
8,566,037	e*	Rite Aid Corp	46,599
16,000		Ryohin Keikaku Co Ltd	1,225
1,312,000		Sa Sa International Holdings Ltd	439
459,687		Sanoma-WSOY Oyj	12,955
390,651	*	Sears Holdings Corp	65,602
2,000		Senshukai Co Ltd	20
800	e*	Sharper Image Corp	7
317,000		Shoppers Drug Mart Corp	13,616
5,062,123		Signet Group plc	11,745
25,917		Spar Group Ltd	160
137,081	*	Stamps.com, Inc	2,159
5,398,318		Staples, Inc	144,135
57,824	e*	Systemax, Inc	1,009
607,249		Tiffany & Co	23,829
483,556		Tsutsumi Jewelry Co Ltd	13,693
162,045	*	Valuevision International, Inc (Class A)	2,129
5,930,024		Walgreen Co	272,129
2,957		Wh Smith plc	22
166,814		World Fuel Services Corp	7,417
171,806		Xebio Co Ltd	5,399
280,685	e*	Zale Corp	7,918
83,113	e*	Zumiez, Inc	2,455
		TOTAL MISCELLANEOUS RETAIL	1,552,122

MOTION PICTURES - 1.25%
226,675		Astral Media, Inc	7,761
718,800		Astro All Asia Networks plc	1,131
246,707	e*	Avid Technology, Inc	9,192
1,114,928	e*	Blockbuster, Inc (Class A)	5,898
69,575	e	Carmike Cinemas, Inc	1,419
4,621,517		CBS Corp (Class B)	144,099
743,619	*	Denny's Corp	3,502
1,165,666	e*	Discovery Holding Co (Class A)	18,756
1,402,908	*	DreamWorks Animation SKG, Inc (Class A)	41,372
93,328	e*	Gaiam, Inc (Class A)	1,277
337,095	e*	Macrovision Corp	9,526
14,660,625		News Corp (Class A)	314,910
22,109	*	Premiere AG.	371
298,435	e	Regal Entertainment Group (Class A)	6,363
714,914	*	Time Warner Telecom, Inc (Class A)	14,248
25,916,285		Time Warner, Inc	564,457
110,000		Toei Animation Co Ltd	2,269
89,100		Toho Co Ltd	1,610
14,200,008		Walt Disney Co	486,634
300	*	WPT Enterprises, Inc	1
		TOTAL MOTION PICTURES	1,634,796

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
NONDEPOSITORY INSTITUTIONS - 1.78%
117,583	e*	Accredited Home Lenders Holding Co	$3,208
45,790		Acom Co Ltd	1,539
548,466		Advance America Cash Advance Centers, Inc	8,035
5,498		Advanta Corp (Class A)	219
103,335		Advanta Corp (Class B)	4,509
421,600		Aeon Credit Service Co Ltd	7,989
1,524,500		Aeon Thana Sinsap Thailand PCL	2,021
1,100		AFP Provida S.A. (ADR)	28
559,578		Aiful Corp	15,752
845,211	e	American Capital Strategies Ltd	39,099
7,632,559		American Express Co	463,067
944,058	*	AmeriCredit Corp	23,762
251,488		Ares Capital Corp	4,806
64,611	e	Asta Funding, Inc	1,967
10,485		Australian Wealth Management Ltd	21
400		Beverly Hills Bancorp, Inc	3
1,053,700		Bursa Malaysia BHD	2,404
2,174,911		Capital One Financial Corp	167,077
481,717	e	CapitalSource, Inc	13,156
260,933		Cattles plc	2,244
1,454,994		Challenger Financial Services Group Ltd	4,732
308,800	e	CharterMac	6,630
1,428,904		CIT Group, Inc	79,690
8,462,070	*	Collins Stewart plc	42,084
287,596	e*	CompuCredit Corp	11,449
3,272,810		Countrywide Financial Corp	138,931
43,328	e*	Credit Acceptance Corp	1,444
233,373		Credit Saison Co Ltd	8,040
52,106		D Carnegie AB	1,123
400	e	Delta Financial Corp	4
1,934,939		Deutsche Postbank AG.	163,393
758,668	e*	Doral Financial Corp	2,177
1,000	e*	Encore Capital Group, Inc	13
7,303,206		Fannie Mae	433,737
79,266	e	Federal Agricultural Mortgage Corp (Class C)	2,150
165,277	e	Financial Federal Corp	4,861
160,018	*	First Cash Financial Services, Inc	4,140
1,452,225		First Financial Holding Co Ltd	1,103
377,849	e	First Marblehead Corp	20,649
3,921,429		Freddie Mac	266,265
99,200		Hitachi Capital Corp	1,892
729,000		Hong Leong Finance Ltd	1,816
131,809		Hypo Real Estate Holding AG.	8,306
385,016		ICAP plc	3,607
365,563		ICICI Bank Ltd	7,363
167,422		IGM Financial, Inc	7,049
48,391		Infrastructure Development Finance Co Ltd	85
280,262	*	INVESTools, Inc	3,865
3,000		Jaccs Co Ltd	19
7,000		Japan Securities Finance Co Ltd	85
496		Kenedix, Inc	2,238
2,437,000	*	Kim Eng Holdings Ltd	2,193
63,981		Kotak Mahindra Bank Ltd	578
335,810		MCG Capital Corp	6,824
53,425		Medallion Financial Corp	661

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
3,520,360		Mega Financial Holding Co Ltd	$2,587
198,361	*	Nelnet, Inc (Class A)	5,427
105,228		NGP Capital Resources Co	1,763
5,588,360		Nissin Co Ltd	2,536
370,593	e*	Ocwen Financial Corp	5,878
1,263		OZ Holding AG.	88
48,186	*	Penson Worldwide, Inc	1,321
58,112		Perpetual Trustees Australia Ltd	3,587
45,798	*	Polaris Securities Co Ltd	24
168,350		Promise Co Ltd	5,234
203,449		Provident Financial plc	2,794
54,133		Reliance Capital Ltd	742
3,410		SFCG Co Ltd	530
3,485,612		SLM Corp	169,993
53,550		SM Investments Corp	355
51,599		Smiths News plc	137
17,235		Student Loan Corp	3,573
1,956,000	*	Taishin Financial Holdings Co Ltd	1,147
218,360		Takefuji Corp	8,642
112,079	e	Technology Investment Capital Corp	1,809
108,600		Thanachart Capital PCL	43
120,099	*	Tower Australia Group Ltd	289
51,271	v*	Tower Australia Group Ltd	51
8,848,977	*	Tullett Prebon plc	112,620
38,133	*	United PanAm Financial Corp	525
157,465	*	World Acceptance Corp	7,393
		TOTAL NONDEPOSITORY INSTITUTIONS	2,339,190

NONMETALLIC MINERALS, EXCEPT FUELS - 0.10%
82,227		Aber Diamond Corp	3,032
132,588	e	AMCOL International Corp	3,678
86,475		Cimsa Cimento Sanayi Ve Tica	556
182,361		Compass Minerals International, Inc	5,755
217,154		Florida Rock Industries, Inc	9,349
735,970		Grupo Mexico S.A. de C.V. (Series B)	2,696
4,039,000		Itochu Corp	33,159
120,723		Solvay S.A.	18,518
2,118,100	*	Tiberon Minerals Ltd	6,521
466,008		Vulcan Materials Co	41,880
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	125,144

OIL AND GAS EXTRACTION - 2.15%
150,772	*	Acergy S.A.	2,902
2,590,794		Anadarko Petroleum Corp	112,751
6,147,500		Apexindo Pratama Duta PT	1,183
64,237	e*	Arena Resources, Inc	2,744
103,089	*	Atlas America, Inc	5,254
110,940	*	ATP Oil & Gas Corp	4,390
161,958	*	Atwood Oceanics, Inc	7,931
383,842	*	Aurora Oil & Gas Corp	1,232
1,618,098		Baker Hughes, Inc	120,807
164,356	*	Basic Energy Services, Inc	4,051
203,426	e	Berry Petroleum Co (Class A)	6,308
3,336,758		BG Group plc	45,276
174,676	e*	Bill Barrett Corp	4,753
1,551,938		BJ Services Co	45,503

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
111,738	e*	Bois d'Arc Energy, Inc	$1,635
223,276	*	Brigham Exploration Co	1,632
80,343	*	Bronco Drilling Co, Inc	1,381
367,112		Cabot Oil & Gas Corp	22,265
112,401	*	Callon Petroleum Co	1,689
1,090,425	*	Cameron International Corp	57,847
1,158,602		Canadian Natural Resources Ltd	61,748
348,801		Canadian Oil Sands Trust	9,754
276,252		Canetic Resources Trust	3,895
119,222	e*	Carrizo Oil & Gas, Inc	3,460
238,016	e*	Cheniere Energy, Inc	6,872
1,508,929		Chesapeake Energy Corp	43,834
376,311	e	Cimarex Energy Co	13,735
39,181	*	Clayton Williams Energy, Inc	1,423
6,706,000		CNOOC Ltd	6,371
4,100	e	CNOOC Ltd (ADR)	388
124,323	*	CNX Gas Corp	3,170
150,917	*	Compagnie Generale de Geophysique S.A.	32,711
144,947	e*	Complete Production Services, Inc	3,073
241,217	*	Comstock Resources, Inc	7,492
1,083	*	Dana Petroleum plc	27
41,466	e*	Dawson Geophysical Co	1,511
219,210	e	Delta & Pine Land Co	8,867
302,522	e*	Delta Petroleum Corp	7,006
3,757,658	*	Denbury Resources, Inc	104,425
614,096	*	DET Norske Oljeselskap	1,133
256,009	e	Diamond Offshore Drilling, Inc	20,465
76,678	*	Duvernay Oil Corp	2,270
112,672	*	Edge Petroleum Corp	2,055
1,744,829		EnCana Corp	80,288
304,818	*	Encore Acquisition Co	7,477
4,000	*	Endeavour International Corp	9
208,711	e*	Energy Partners Ltd	5,097
332,913		Enerplus Resources Fund	14,468
250,618	b,m,v*	Enron Corp	-	^
761,090		ENSCO International, Inc	38,100
400,485		Ensign Energy Services, Inc	6,316
598,634		Equitable Resources, Inc	24,993
298,855	e*	EXCO Resources, Inc	5,054
163,862	e*	Exploration Co of Delaware, Inc	2,186
4,661		Expro International Group plc	81
299,563	*	First Calgary Petroleums Ltd	1,790
231,430	e*	Forest Oil Corp	7,563
1,083,000		Formosa Petrochemical Corp	2,380
1,500	e*	FX Energy, Inc	9
47,740		GAIL India Ltd	282
1,319		GAIL India Ltd (GDR)	46
457,481	e*	Gasco Energy, Inc	1,121
162,278	e*	GeoGlobal Resources, Inc	1,274
12,311	e*	Geomet, Inc	128
562,756	*	Global Industries Ltd	7,338
185		GlobalSantaFe Corp	11
47,070	e*	GMX Resources, Inc	1,671
69,290	e*	Goodrich Petroleum Corp	2,507
1,283,694	e*	Grey Wolf, Inc	8,806
75,238	e*	Gulfport Energy Corp	1,022

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
6,406,820		Halliburton Co	$198,932
582,409	e*	Hanover Compressor Co	11,002
140,952		Harvest Energy Trust	3,170
415,808	*	Harvest Natural Resources, Inc	4,420
403,676	*	Helix Energy Solutions Group, Inc	12,663
452,956	e	Helmerich & Payne, Inc	11,084
117,936	e*	Hercules Offshore, Inc	3,408
166,049	*	Houston Exploration Co	8,598
326,038		Husky Energy, Inc	21,819
1,500	*	INA Industrija Nafte DD (GDR)	623
36,303	*	INA Industrija Nafte DD (GDR)	15,066
2,168		Inpex Holdings, Inc	17,817
53,400		Japan Petroleum Exploration Co	3,177
417,200	v*	KazMunaiGas Exploration Production (GDR)	10,205
1,357	*	Key Energy Services, Inc	21
57,246	*	Lundin Petroleum AB	665
409,222	*	Mariner Energy, Inc	8,021
17,172	*	Max Petroleum plc	32
133,173	e*	McMoRan Exploration Co	1,894
771,625	*	Meridian Resource Corp	2,384
92,967	e*	Metretek Technologies, Inc	1,145
1,277,994	*	National Oilwell Varco, Inc	78,188
935,996		Neste Oil Oyj	28,455
505,524	e*	Newpark Resources, Inc	3,645
472,460	*	Nexen, Inc	26,010
47,162		Niko Resources Ltd	3,371
34,668		NovaTek OAO (GDR)	2,201
352,085	*	Oceaneering International, Inc	13,978
111,184		Oil & Natural Gas Corp Ltd	2,189
215,100	*	OPTI Canada, Inc	3,648
197,652	e*	Parallel Petroleum Corp	3,473
626,129	*	Parker Drilling Co	5,115
821,190		Patterson-UTI Energy, Inc	19,076
378,225		Penn West Energy Trust	11,537
1,118,428		Petro-Canada	45,796
33,693,075		PetroChina Co Ltd	47,735
33,900	v*	PetroCorp	-	^
917,353	*	PetroHawk Energy Corp	10,550
439,773		Petroleo Brasileiro S.A. (ADR)	45,292
97,175	*	Petroleum Development Corp	4,183
46,662	*	Petroleum Geo-Services ASA	1,096
250,380	*	Petroquest Energy, Inc	3,190
240,622	e*	Pioneer Drilling Co	3,195
522,597		Pioneer Natural Resources Co	20,742
577,930	*	Plains Exploration & Production Co	27,469
269,385		Pogo Producing Co	13,049
80,668		Precision Drilling Trust	1,868
897,661	*	Pride International, Inc	26,939
3,719	e*	PrimeEnergy Corp	240
59,255		ProSafe ASA	841
640,884		Provident Energy Trust	7,057
1,810,000	*	PT Energi Mega Persada Tbk	105
461,100		PTT Exploration & Production PCL	1,255
12,500	v	PTT Exploration & Production PCL (ADR)	74
115,018	e*	Quest Resource Corp	1,162
279,650	e*	Quicksilver Resources, Inc	10,232

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
121,017	e*	RAM Energy Resources, Inc	$667
610,831		Range Resources Corp	16,773
1,644,050	*	Renewable Energy Corp A.S.	30,059
473,205		Rowan Cos, Inc	15,710
199,639	e	RPC, Inc	3,370
3,111,870		Saipem S.p.A.	81,088
1,155,950		Santos Ltd	9,006
463,164		Schlumberger Ltd	29,254
11,900		Scomi Group BHD	3
142,502	*	SEACOR Holdings, Inc	14,128
143,817	*	SeaDrill Ltd	2,428
50	v*	Serval Integrated Energy Services	-	^
158,742		Singapore Petroleum Co Ltd	451
939,015	*	Southwestern Energy Co	32,913
255,285		St. Mary Land & Exploration Co	9,405
158,931	*	Stone Energy Corp	5,618
200,571	e*	Sulphco, Inc	947
398,383	*	Superior Energy Services	13,019
64,286	*	Superior Well Services, Inc	1,643
33,900		Surgutneftegaz (ADR)	2,610
77,100	e	Surgutneftegaz (ADR)	5,850
170,459	*	Swift Energy Co	7,638
235,074	e*	Syntroleum Corp	813
2,038,468		Talisman Energy, Inc	34,611
64,314	*	Tap Oil Ltd	77
19,796		Tatneft (GDR)	1,881
330,001	*	Tetra Technologies, Inc	8,441
38,937	*	TGS Nopec Geophysical Co ASA	806
355,375		Tidewater, Inc	17,186
735,387	*	Todco	25,128
84,610	e*	Toreador Resources Corp	2,180
3,243,633		Total S.A.	233,997
653,508	*	Total S.A.	9
377,852	e*	Transmeridian Exploration, Inc	1,304
156,681		Trican Well Service Ltd	2,730
109,398	*	Trico Marine Services, Inc	4,191
93,332	e*	Tri-Valley Corp	886
85,399	*	Union Drilling, Inc	1,202
206,494	*	Unit Corp	10,005
582,608	*	UTS Energy Corp	2,253
638,720	e*	Vaalco Energy, Inc	4,311
8,300	*	Venoco, Inc	146
11,963	*	Venture Production plc	207
342,008	e*	Veritas DGC, Inc	29,286
88,423		W&T Offshore, Inc	2,716
325,614	e*	Warren Resources, Inc	3,816
12	*	Weatherford International Ltd	1
198,730	*	Western Oil Sands, Inc (Class A)	5,574
173,960	e*	W-H Energy Services, Inc	8,470
212,774	e*	Whiting Petroleum Corp	9,915
937,559		Woodside Petroleum Ltd	28,204
5,827,326		XTO Energy, Inc	274,176
4,700	e	YPF S.A. (ADR)	225
		TOTAL OIL AND GAS EXTRACTION	2,823,665

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
PAPER AND ALLIED PRODUCTS - 0.43%
19	*	Abitibi-Consolidated, Inc	$-	^
565,558	e*	Abitibi-Consolidated, Inc	1,450
207,241		Aracruz Celulose S.A.	1,274
2,400	e	Aracruz Celulose S.A. (ADR)	147
427,096		Bemis Co	14,513
36,565		Billerud AB	649
331,876	e	Bowater, Inc	7,467
196,799	*	Buckeye Technologies, Inc	2,358
114,814	*	Canfor Corp	1,062
16,983		Canfor Plus Income Fund	180
167,932	*	Caraustar Industries, Inc	1,358
306,084	e*	Cenveo, Inc	6,489
154,065	e	Chesapeake Corp	2,622
249,260		China International Marine Containers Co Ltd (Class B)	522
289,955	*	Domtar, Inc	2,449
46,400		Empresas CMPC S.A.	1,560
256,066		Glatfelter	3,969
392,418	*	Graphic Packaging Corp	1,699
119,823		Greif, Inc (Class A)	14,187
44,905		Holmen AB (B Shares)	1,955
2,136,057		International Paper Co	72,840
2,807,841		Kimberly-Clark Corp	190,793
164,246		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	755
198,730		Klabin S.A.	498
51,700		Kokuyo Co Ltd	817
446,693		Longview Fibre Co	9,805
3,169		Mayr-Melnhof Karton AG.	594
829,337		MeadWestvaco Corp	24,930
163,138	e*	Mercer International, Inc	1,936
72,000		Mitsubishi Paper Mills Ltd	126
2,604		Mondi Packaging Paper Swiecie S.A.	93
216,878		Nampak Ltd	672
112,230		Neenah Paper, Inc	3,964
581,000		Nine Dragons Paper Holdings Ltd	1,001
564		Nippon Paper Group, Inc	2,128
139,175		Norske Skogindustrier ASA	2,399
506,000		OJI Paper Co Ltd	2,687
363,199		Packaging Corp of America	8,027
2,789,745		PaperlinX Ltd	8,654
324,686	*	Playtex Products, Inc	4,672
194,084		Rock-Tenn Co (Class A)	5,262
555,700		Sanrio Co Ltd	8,354
86,061		Sappi Ltd	1,442
24,600	e	Sappi Ltd (ADR)	413
130,919		Schweitzer-Mauduit International, Inc	3,410
1,281,488	*	Smurfit-Stone Container Corp	13,532
770,677		Sonoco Products Co	29,332
482,705		Stora Enso Oyj (R Shares)	7,646
167,473		Svenska Cellulosa AB (B Shares)	8,746
1,310,832		Temple-Inland, Inc	60,338
16,000		Tomoku Co Ltd	34
26,000		Uni-Charm Corp	1,545
664,904		UPM-Kymmene Oyj	16,782
30,323		Votorantim Celulose e Papel S.A.	590
7,400		Votorantim Celulose e Papel S.A. (ADR)	145
248,150		Wausau Paper Corp	3,720

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
20,760		Yuen Foong Yu Paper Manufacturing Co Ltd	$9
		TOTAL PAPER AND ALLIED PRODUCTS	564,601

PERSONAL SERVICES - 0.11%
1,400		Angelica Corp	36
711,472		Cintas Corp	28,252
63,800		Coinmach Service Corp (Class A)	759
214,664	e*	Coinstar, Inc	6,562
400		CPI Corp	19
1,441,112		Davis Service Group plc	14,221
6,646		Debt Free Direct Group plc	58
123,569		G & K Services, Inc (Class A)	4,805
1,542,354		H&R Block, Inc	35,536
217,681		Jackson Hewitt Tax Service, Inc	7,395
646,700		Kuala Lumpur Kepong BHD	2,475
6,414		Mcbride plc	25
261,347		Regis Corp	10,334
432,897	*	Sally Beauty Holdings, Inc	3,377
1,275,929		Service Corp International	13,078
56,254		Unifirst Corp	2,161
210,304		Weight Watchers International, Inc	11,047
		TOTAL PERSONAL SERVICES	140,140

PETROLEUM AND COAL PRODUCTS - 5.49%
141,198		Alon USA Energy, Inc	3,715
3,600		AOC Holdings, Inc	59
4,529,310		Apache Corp	301,244
436,029		Ashland, Inc	30,164
17,944		Bharat Petroleum Corp Ltd	137
21,282,574		BP plc	236,482
52,072		BP plc (ADR)	3,494
12,140,251		Chevron Corp	892,673
7,168,764		China Petroleum & Chemical Corp	6,636
5,700	e	China Petroleum & Chemical Corp (ADR)	528
8,922,516		ConocoPhillips	641,975
12		Daiseki Co Ltd	-	^
66,555		Delek US Holdings, Inc	1,091
2,653,785		Devon Energy Corp	178,016
118,505		ElkCorp	4,869
8,723,732		ENI S.p.A.	293,420
1,346,738		EOG Resources, Inc	84,104
33,416,969		Exxon Mobil Corp	2,560,742
886,577		Frontier Oil Corp	25,480
83,856	e*	Giant Industries, Inc	6,285
479,555	e*	Headwaters, Inc	11,490
29,773		Hellenic Petroleum S.A.	410
1,459,930		Hess Corp	72,369
16,340		Hindustan Petroleum Corp Ltd	103
465,637		Holly Corp	23,934
617,824		Imperial Oil Ltd	22,744
219,124		LUKOIL (ADR)	19,151
2,422,547		Marathon Oil Corp	224,086
31,880		Motor Oil Hellas Corinth Refineries S.A.	821
757,509		Murphy Oil Corp	38,519
519,743	*	Newfield Exploration Co	23,882
1,897,388		Noble Energy, Inc	93,105

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
9,874,595		Occidental Petroleum Corp	$482,176
64,172		OMV AG.	3,642
35,200	*	Petkim Petrokimya Holding	127
71,900	*	Petrobras Energia Participaciones S.A. (ADR)	876
4,200	e	PetroChina Co Ltd (ADR)	591
524,288		Petroleo Brasileiro S.A.	13,372
1,267,713		Petroleo Brasileiro S.A.	29,549
2,600		Petroleo Brasileiro S.A. (ADR)	241
15,400		PGG Wrightson Ltd	18
112,760		Polski Koncern Naftowy Orlen S.A.	1,853
8,584		Polski Koncern Naftowy Orlen S.A. (GDR)	283
964,569		Premier Farnell plc	3,730
348,600		PTT PCL	2,065
285,900		PTT PCL	1,694
800		Quaker Chemical Corp	18
433,400	*	Rayong Refinery PCL	208
302,800	*	Rayong Refinery PCL	145
883,318		Repsol YPF S.A.	30,550
5,214,193		Royal Dutch Shell plc (A Shares)	182,236
2,999,899		Royal Dutch Shell plc (B Shares)	105,140
1,597		Samir	157
534,374		Shell Canada Ltd (Class A)	19,938
2,000		Shell Refining Co	6
16,300		Showa Shell Sekiyu KK	183
47,531	*	SK Corp	3,731
17,929		S-Oil Corp	1,321
2,804,649		Statoil ASA	74,331
1,319,300	*	Suncor Energy, Inc	104,106
967,132		Suncor Energy, Inc	76,125
569,926		Sunoco, Inc	35,541
27,394		v Tatneft (ADR)	2,602
415,699		Tesoro Corp	27,341
181,000		TonenGeneral Sekiyu KK	1,793
49,429		Tupras Turkiye Petrol Rafine	845
21,488	*	Unipetrol	242
3,516,273		Valero Energy Corp	179,893
107,938		WD-40 Co	3,764
133,593	e	Western Refining, Inc	3,401
		TOTAL PETROLEUM AND COAL PRODUCTS	7,195,562

PIPELINES, EXCEPT NATURAL GAS - 0.02%
933,025		TransCanada Corp	32,492
		TOTAL PIPELINES, EXCEPT NATURAL GAS	32,492

PRIMARY METAL INDUSTRIES - 1.13%
60,154		Acerinox S.A.	1,830
17,000		Aichi Steel Corp	103
686,396	*	AK Steel Holding Corp	11,600
21,792		Alcan, Inc	1,055
663,799	*	Alcan, Inc	32,320
4,242,840		Alcoa, Inc	127,328
223,221	*	Algoma Steel, Inc	6,298
539,465		Allegheny Technologies, Inc	48,919
174,000		Angang New Steel Co Ltd	255
2,551		Bekaert S.A.	319
251,712	e	Belden CDT, Inc	9,839

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
5,760,183		BHP Billiton plc	$105,396
283,329		BlueScope Steel Ltd	1,928
323,265		Boehler-Uddeholm AG.	22,659
113,198	*	Brush Engineered Materials, Inc	3,823
297,496		Carpenter Technology Corp	30,499
124,335		Catcher Technology Co Ltd	1,215
136,034	e*	Century Aluminum Co	6,074
320,490		Chaparral Steel Co	14,188
3,135,895		China Steel Corp	3,330
352,661	*	CommScope, Inc	10,749
34,537		Companhia Siderurgica Nacional S.A.	1,043
3,300		Companhia Siderurgica Nacional S.A. (ADR)	99
10,371,291	*	Corning, Inc	194,047
263,635		Corus Group plc	2,738
147		Cumerio	4
15,527	*	Daewoo International Corp	652
208,464		Daido Steel Co Ltd	1,386
5,160	*	Dongkuk Steel Mill Co Ltd	130
185,000		DOWA HOLDINGS CO Ltd	1,583
346,000	v*	Dowa Mining Co Ltd	3
7,052		EL Ezz Aldekhela Steel Alexandria	1,190
498	*	El Ezz Steel Co	5
135,177	e	Encore Wire Corp	2,975
41,063		Eregli Demir ve Celik Fabrikalari TAS	261
785,000		Fujikura Ltd	6,906
1,963,100		Furukawa Electric Co Ltd	12,339
306,377	*	General Cable Corp	13,392
114,038	*	Generale Industrie Metallurgiche S.p.A.	135
152,376		Gerdau S.A.	2,222
142,908		Gerdau S.A.	2,335
7,050		Gerdau S.A. (ADR)	113
177,231		Gibraltar Industries, Inc	4,167
21,000		Godo Steel Ltd	118
4,600	e*	Grupo Simec S.A. de C.V. (ADR)	66
1,600	e	Highveld Steel and Vanadium Corp Ltd (ADR)	18
330,992		Hindalco Industries Ltd	1,303
22,186		Hoganas AB (Class B)	582
258,446		Hubbell, Inc (Class B)	11,684
456,000	*	Hunan Non-Ferrous Metal Corp Ltd	264
140,770		Industrias Penoles S.A. de C.V.	1,291
141,885		IPSCO, Inc	13,333
2,086,711		Jiangxi Copper Co Ltd	2,122
168,988		Johnson Matthey plc	4,662
61,278		KGHM Polska Miedz S.A.	1,878
1,929		KGHM Polska Miedz S.A. (GDR)	122
4,855,151		Kobe Steel Ltd	16,645
1,881,363	a*	Lone Star Technologies, Inc	91,077
264,000		Maanshan Iron & Steel	145
186,530	e	Matthews International Corp (Class A)	7,340
18,600		Mechel Steel Group OAO (ADR)	474
3,373,000		Mitsubishi Materials Corp	12,669
9,000		Mitsubishi Shindoh Co Ltd	27
356,000		Mitsui Mining & Smelting Co Ltd	1,783
9,848		Mittal Steel Co NV	416
193,775		Mittal Steel Co NV	8,180
58		Mittal Steel Co NV (Class A)	2

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
59,732		Mittal Steel South Africa Ltd	$837
216,631		Mueller Industries, Inc	6,867
284,000		Nippon Light Metal Co Ltd	728
11,567,793		Nippon Steel Corp	66,488
514,178		Nisshin Steel Co Ltd	1,910
570,072		Norsk Hydro ASA	17,691
103,230		Novelis, Inc	2,885
1,855,289		Nucor Corp	101,410
48,312	e	Olympic Steel, Inc	1,074
930,183		OneSteel Ltd	3,436
264,475	*	Oregon Steel Mills, Inc	16,506
32,970		Outokumpu Oyj	1,291
360	*	Poongsan Corp	9
30,972		POSCO	10,291
9,900	e	POSCO (ADR)	818
629,368		Precision Castparts Corp	49,267
396,748		Quanex Corp	13,723
132,520	e*	RTI International Metals, Inc	10,366
194,449		Salzgitter AG.	25,424
128,577		Schnitzer Steel Industries, Inc (Class A)	5,104
81,000		Showa Electric Wire & Cable Co Ltd	109
7,900	v	Siderar SAIC (Class A) (ADR)	482
1,800		Sonasid	442
618,952		Steel Dynamics, Inc	20,085
98,489		Steel Technologies, Inc	1,728
735,327		Sumitomo Electric Industries Ltd	11,493
2,916,249		Sumitomo Metal Industries Ltd	12,669
2,052,067		Sumitomo Metal Mining Co Ltd	26,331
113,669	*	Superior Essex, Inc	3,779
27,000		Tatsuta Electric Wire and Cable Co Ltd	80
107,761		Tenaris S.A. (ADR)	5,376
137,477	e	Texas Industries, Inc	8,830
691,851		ThyssenKrupp AG.	32,595
403,092	e*	Titanium Metals Corp	11,895
15,108		Toho Titanium Co Ltd	793
14,000		Toho Zinc Co Ltd	133
257,600		Tokyo Steel Manufacturing Co Ltd	4,039
172,912		Tredegar Corp	3,909
743,133		United States Steel Corp	54,353
32,483		Usinas Siderurgicas de Minas Gerais S.A.	1,224
222,011		Vallourec	64,562
85,839		Viohalco S.A.	1,070
178,809		Voestalpine AG.	10,095
2,221,150	*	Walsin Lihwa Corp	1,186
71,310	e*	Wheeling-Pittsburgh Corp	1,336
414,244	e	Worthington Industries, Inc	7,340
6,700		Yamato Kogyo Co Ltd	169
		TOTAL PRIMARY METAL INDUSTRIES	1,485,881

PRINTING AND PUBLISHING - 0.58%
356,811	*	ACCO Brands Corp	9,445
19,321		Agora S.A.	243
2,082		Agora S.A. (GDR)	37
7,203		Alma Media	88
461,899	e	American Greetings Corp (Class A)	11,025
855,426		APN News & Media Ltd	4,085

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
45,072		Arnoldo Mondadori Editore S.p.A.	$471
142,353		Banta Corp	5,182
522,529	e	Belo (A.H.) Corp (Class A)	9,599
6,411		Bloomsbury Publishing plc	32
197,649		Bowne & Co, Inc	3,151
10,886		Cermaq ASA	159
120,310	*	Consolidated Graphics, Inc	7,107
57,023		Courier Corp	2,222
35,671		CSS Industries, Inc	1,262
101,247		Dai Nippon Printing Co Ltd	1,564
1,750,055		Daily Mail & General Trust	24,568
130,450		De La Rue plc	1,646
47,903	*	Dogan Yayin Holding	168
264,357	e	Dow Jones & Co, Inc	10,045
422,477	*	Dun & Bradstreet Corp	34,977
55,191		Emap plc	873
56,784		Eniro AB	751
143,012		Ennis, Inc	3,498
363,068		EW Scripps Co (Class A)	18,132
54,000		Gakken Co Ltd	127
1,835,291		Gannett Co, Inc	110,962
4,800	e	GateHouse Media, Inc	89
355,518		Harte-Hanks, Inc	9,851
5,334	*	Ihlas Holding	2
104,777		Independent News & Media plc	416
554,364		John Fairfax Holdings Ltd	2,113
332,150		John H Harland Co	16,674
301,452		John Wiley & Sons, Inc (Class A)	11,597
207,616		Journal Communications, Inc (Class A)	2,618
368,279		Journal Register Co	2,688
29,000		Kyodo Printing Co Ltd	102
5,700	*	Lambrakis Press S.A.	21
263,489		Lee Enterprises, Inc	8,184
142,013	e	Martha Stewart Living Omnimedia, Inc (Class A)	3,110
252,147		McClatchy Co (Class A)	10,918
2,572,908		McGraw-Hill Cos, Inc	175,009
128,908		Media General, Inc (Class A)	4,791
352,983		Meredith Corp	19,891
8,289	*	Metro International S.A. (A Shares)	11
6,897	*	Metro International S.A. (B Shares)	9
531,028	e	New York Times Co (Class A)	12,936
177,314		PagesJaunes Groupe S.A.	3,527
365,094		Pearson plc	5,515
114,205	e*	Playboy Enterprises, Inc (Class B)	1,309
175,707	e*	Presstek, Inc	1,117
963,412	e*	Primedia, Inc	1,628
76,090	e*	Private Media Group Ltd	307
275,900		PRONEXUS, Inc	2,571
114,556	*	Quebecor World, Inc	1,326
362,501		R.H. Donnelley Corp	22,740
966,164		R.R. Donnelley & Sons Co	34,337
647,090		Reader's Digest Association, Inc	10,806
576,670		Reed Elsevier NV	9,835
614,069		Reed Elsevier plc	6,739
76,910	e	Schawk, Inc	1,503
11,512		Schibsted ASA	412

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,102		Schlott Gruppe AG.	$35
277,890	*	Scholastic Corp	9,960
524,206		SCMP Group Ltd	199
2,075,447		Singapore Press Holdings Ltd	5,792
25,807		St Ives Group plc	149
101,557		Standard Register Co	1,219
6,600		Star Publications Malaysia BHD	6
365,140	*	Sun-Times Media Group, Inc (Class A)	1,793
863		Teleperformance	33
385,968		Thomson Corp	16,013
1,399,811		Toppan Printing Co Ltd	15,456
850,766	e	Tribune Co	26,187
104,128		Trinity Mirror plc	957
16,395	*	Triple Crown Media, Inc	127
80,037		United Business Media plc	1,086
435,398	*	Valassis Communications, Inc	6,313
23,964		Washington Post Co (Class B)	17,868
2,731		West Australian Newspapers Holdings Ltd	25
104,638		Wolters Kluwer NV	3,010
371,604		Yell Group plc	4,147
908,603		Yellow Pages Income Fund	10,028
		TOTAL PRINTING AND PUBLISHING	766,524

RAILROAD TRANSPORTATION - 0.59%
2,214,388		Burlington Northern Santa Fe Corp	163,444
1,017,849	*	Canadian National Railway Co	43,702
401,348		Canadian Pacific Railway Ltd	21,132
978		Central Japan Railway Co	10,108
4,476,540		CSX Corp	154,127
10,370		East Japan Railway Co	69,276
499,353		Firstgroup plc	5,622
203,041	e	Florida East Coast Industries	12,101
205,207	*	Genesee & Wyoming, Inc (Class A)	5,385
44,000		Guangshen Railway Co Ltd	30
1,700	e	Guangshen Railway Co Ltd (ADR)	58
326,351	*	Kansas City Southern Industries, Inc	9,458
2,582,892		Norfolk Southern Corp	129,894
413,000		Odakyu Electric Railway Co Ltd	2,641
1,467,340		Union Pacific Corp	135,024
2,354		West Japan Railway Co	10,068
		TOTAL RAILROAD TRANSPORTATION	772,070

REAL ESTATE - 0.68%
17,923		Aedes S.p.A.	145
120,600		Aeon Mall Co Ltd	6,810
16,030		Africa Israel Investments Ltd	1,212
680,000		Agile Property Holdings Ltd	638
378,681		Allan Gray Property Trust	329
4,939,500	*	Allgreen Properties Ltd	2,158
9,875,000		Allgreen Properties Ltd	8,434
513,449		Ascendas Real Estate Investment Trust	894
1,100		Atrium Co Ltd	31
14,465		Ayala Corp	174
7,744,003		Ayala Land, Inc	2,408
3,770		Babis Vovos International Construction S.A.	145
229,408		Bovis Homes Group plc	4,869

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
414,392		British Land Co plc	$13,907
200,102		Brixton plc	2,257
178,503		Brookfield Properties Co	7,034
107,700	*	Brookfield Properties Corp	4,236
2,360	*	CA Immobilien Anlagen AG.	69
51,610		California Coastal Communities, Inc	1,107
7,096		Capital & Regional plc	214
3,039,587		CapitaLand Ltd	12,287
127,893		Castellum AB	1,705
152,000	*	Cathay Real Estate Development Co Ltd	109
1,367,301	*	CB Richard Ellis Group, Inc (Class A)	45,394
986,942		Centro Properties Group	7,089
9,553,731	*	Champion Real Estate Investment Trust	4,618
1,963,607		Cheung Kong Holdings Ltd	24,172
1,402,000		China Overseas Land & Investment Ltd	1,882
368,000		China Resources Land Ltd	440
1,480,815		City Developments Ltd	12,262
4,199		Cofinimmo	844
33,403	e	Consolidated-Tomoka Land Co	2,418
32,640		Corio NV	2,667
13,915		Countrywide plc	147
15		Creed Corp	52
4,106		Crest Nicholson	50
47,008		Cyrela Brazil Realty S.A.	449
1,794,883		DB RREEF Trust	2,515
4,291		Derwent Valley Holdings plc	176
180,497	*	Desarrolladora Homex S.A. de C.V.	1,772
134,200	*	E&O Property Development BHD	76
41,961		Fadesa Inmobiliaria S.A.	1,947
14,367,200		Far East Consortium	7,019
376,767		Forest City Enterprises, Inc (Class A)	22,003
19,553	*	Gafisa S.A.	292
93,570		Gecina S.A.	17,910
28,650	*	Globe Trade Centre S.A.	397
610		Goldcrest Co Ltd	31
274,736		Guangzhou R&F Properties Co Ltd	593
47,000		Guocoland Ltd	79
222,467		Hammerson plc	6,869
1,065,100		Hang Lung Properties Ltd	2,670
843,026		Henderson Land Development Co Ltd	4,715
1,419,000		Hopewell Holdings	4,980
537,274		Hopson Development Holdings Ltd	1,520
56,340	e*	Housevalues, Inc	317
2,598,754		Hysan Development Co Ltd	6,799
1,667,400		IGB Corp BHD	851
23,731		Immobiliare Grande Distribuzione	116
323,828	*	IMMOFINANZ Immobilien Anlagen AG.	4,617
1,832,218		Investa Property Group	3,630
99,600		IOI Properties BHD	268
18,000	e*	IRSA Inversiones y Representaciones S.A. (GDR)	304
65,817		IVG Immobilien AG.	2,827
500		Japan General Estate Co Ltd	14
266,526		Jones Lang LaSalle, Inc	24,566
1,775,112		Kerry Properties Ltd	8,296
16,083		Klepierre	3,036
33,140		Klovern AB	145

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,446,545		Kowloon Development Co Ltd	$2,566
110,527		Kungsleden AB	1,695
656,700		Land and Houses PCL	128
3,735,697		Land and Houses PCL	680
99,400		Leopalace21 Corp	3,174
661,895		Liberty International plc	18,092
3,173	e*	LoopNet, Inc	48
1,134,160		Macquarie Goodman Group	6,804
5,820,300	*	Malaysian Resources Corp BHD	1,716
1,506		McInerney Holdings plc	29
75,226,000		Megaworld Corp	3,711
80,600	*	MI Developments, Inc	2,877
123,226		MI Developments, Inc (Class A)	4,406
588,766		Mirvac Group	2,598
836,160		Mitsubishi Estate Co Ltd	21,641
861,915		Mitsui Fudosan Co Ltd	21,040
198,000	*	Musashino Kogyo Co Ltd	491
7,660,400		New World China Land Ltd	4,649
6,952,641		New World Development Ltd	13,998
371		Nordicom A/S	55
217,911		ORIX Corp	63,082
24,849	e	Orleans Homebuilders, Inc	467
192,800	*	Parsvnath Developers Ltd	2,000
68		Recrm Research Co Ltd	111
7,157	a	Risa Partners, Inc	30,191
5,390,000		Robinsons Land Corp	1,786
67,176,000		Shanghai Real Estate Ltd	23,232
3,016,000		Shenzhen Investment Ltd	1,256
302,050		Shoei Co Ltd	8,351
24,326,000	*	Shui On Land Ltd	21,235
2,086,000		Shun TAK Holdings Ltd	3,191
565,720		Singapore Land Ltd	3,172
1,374,743		Sino Land Co	3,210
362,581		Slough Estates plc	5,577
1,556,500		SP Setia BHD	2,250
7,316,000	*	SPG Land Holdings Ltd	6,170
322,885	e	St. Joe Co	17,297
643,294		Stewart Enterprises, Inc (Class A)	4,021
1,210,445		Stockland Trust Group	7,911
1,904,689		Sumitomo Realty & Development Co Ltd	61,140
1,519,429		Sun Hung Kai Properties Ltd	17,454
90,000		Suruga Corp	7,071
225,797		TOC Co Ltd	1,138
691,000		Tokyo Tatemono Co Ltd	7,699
2,602,738		Tokyu Land Corp	24,539
1,100		Tokyu Livable, Inc	81
43,825		Unibail	10,708
17,171		Unite Group plc	184
16,334,769	*	Unitech Corporate Parks plc	30,064
11,720,500		United Industrial Corp Ltd	15,971
3,877,588		Urban Corp	58,846
19,325	*	Urbas Proyectos Urbanisticos S.A.	74
655		Wallenstam Byggnads AB (B Shares)	13
15,684		Wereldhave NV	2,089
2,125,755		Westfield Group	35,220
33,363		Wihlborgs Fastigheter AB	696

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
2,390,098		Wing Tai Holdings Ltd	$3,553
300	e*	ZipRealty, Inc	2
		TOTAL REAL ESTATE	896,456

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.20%
41,530	*	AEP Industries, Inc	2,214
779,428		Ansell Ltd	6,921
924,899		Bridgestone Corp	20,635
176,260		Cheng Shin Rubber Industry Co Ltd	174
79,861		Continental AG.	9,288
369,725		Cooper Tire & Rubber Co	5,287
106,438	e*	Deckers Outdoor Corp	6,381
68,000		Denki Kagaku Kogyo KK	283
1,174,460		Formosa Chemicals & Fibre Corp	1,964
769,969	e*	Goodyear Tire & Rubber Co	16,162
34,960	*	Hankook Tire Co Ltd	594
238,559	e*	Jarden Corp	8,299
2,100	*	Metabolix, Inc	40
345,811		Michelin (C.G.D.E.) (Class B)	33,095
3,061,000		Mitsui Chemicals, Inc	23,561
1,211,557		Newell Rubbermaid, Inc	35,075
41,000		Nifco, Inc	941
62,596		Nokian Renkaat Oyj	1,282
6,222		Nolato AB (B Shares)	65
1,191,154		Pirelli & C S.p.A.	1,186
3,339,339		PT Gajah Tunggal Tbk	215
100,059	e	PW Eagle, Inc	3,452
95,915	*	Ryanair Holdings plc	1,321
166,862		Schulman (A.), Inc	3,713
438,726	e	Sealed Air Corp	28,482
75,117	e*	Skechers U.S.A., Inc (Class A)	2,502
277,697		Spartech Corp	7,281
2,712,000		Sumitomo Bakelite Co Ltd	18,733
91,826	e	Titan International, Inc	1,850
70,004	e*	Trex Co, Inc	1,602
477,615		Tupperware Corp	10,799
18,002		Uponor Oyj	674
3,705		Viscofan S.A.	70
186,286		West Pharmaceutical Services, Inc	9,543
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	263,684

SECURITY AND COMMODITY BROKERS - 2.56%
462,392		A.G. Edwards, Inc	29,265
136,017	e	AllianceBernstein Holding LP	10,936
1,671,322		Ameriprise Financial, Inc	91,087
229,622		Australian Stock Exchange Ltd	6,915
829,003		Babcock & Brown Ltd	16,228
90,713		Banca Finnat Euramerica S.p.A.	122
26,013		Bank Pekao S.A.	2,033
2,093		Bank Pekao S.A. (GDR)	161
1,118,293		Bear Stearns Cos, Inc	182,036
24,854	e*	BKF Capital Group, Inc	83
88,110		BlackRock, Inc	13,384
199,713	e	Calamos Asset Management, Inc (Class A)	5,358
298,446	e*	Cbot Holdings, Inc (Class A)	45,206
7,014,799		Charles Schwab Corp	135,666

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
169,678		Chicago Mercantile Exchange Holdings, Inc	$86,493
150,000	*	China Everbright Ltd	175
74,607	e	Cohen & Steers, Inc	2,997
184,570		Daewoo Securities Co Ltd	3,721
1,130		Daishin Securities Co Ltd	29
2,514,977		Daiwa Securities Group, Inc	28,213
79,585		Deutsche Boerse AG.	14,647
2,429,589	*	E*Trade Financial Corp	54,471
888		E*Trade Securities Co Ltd	843
551,588		Eaton Vance Corp	18,208
72,737		Euronext NV	8,593
406,736		Federated Investors, Inc (Class B)	13,740
1,125,869		Franklin Resources, Inc	124,037
39,065	e	GAMCO Investors, Inc (Class A)	1,502
66,665	e*	GFI Group, Inc	4,151
2,153,459		Goldman Sachs Group, Inc	429,292
99,938	e	Greenhill & Co, Inc	7,375
94,700		Hana Financial Group, Inc	4,979
36,388		Hellenic Exchanges S.A.	670
1,725,470		Hong Kong Exchanges and Clearing Ltd	18,967
171,950		Hyundai Securities Co	2,311
174,652		Indiabulls Financial Services Ltd	2,606
139,405	*	IntercontinentalExchange, Inc	15,042
223,443		International Securities Exchange, Inc	10,455
401,194	*	Investment Technology Group, Inc	17,203
421,068		iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker	6,215
915,714		Janus Capital Group, Inc	19,770
477,795		Jefferies Group, Inc	12,814
2,000	*	KBW, Inc	59
679,319	*	Knight Capital Group, Inc (Class A)	13,023
17,340		Korea Investment Holdings Co Ltd	863
321,667	e*	LaBranche & Co, Inc	3,162
2,226	e*	Ladenburg Thalmann Financial Services, Inc	3
343,946	e	Lazard Ltd (Class A)	16,282
14,047,166		Legal & General Group plc	43,319
610,486		Legg Mason, Inc	58,027
2,693,639		Lehman Brothers Holdings, Inc	210,427
148,417		London Stock Exchange Group plc	3,807
593,306		Macquarie Bank Ltd	36,965
156,724	e*	MarketAxess Holdings, Inc	2,127
11,900		Marusan Securities Co Ltd	155
74,200		Matsui Securities Co Ltd	563
5,318,682		Merrill Lynch & Co, Inc	495,169
16,857		MFS Ltd	61
4,631		Mirae Asset Securities Co Ltd	373
799,249		Mitsubishi Securities Co	8,879
7,104,460		Morgan Stanley	578,516
80,631	*	Morningstar, Inc	3,632
414,242	*	Nasdaq Stock Market, Inc	12,755
523,400		Nikko Cordial Corp	6,003
2,382,084		Nomura Holdings, Inc	44,937
20,458		Numis Corp plc	112
352,152	e	Nuveen Investments, Inc (Class A)	18,270
9,470	e*	Nymex Holdings, Inc	1,174
681,261	e*	NYSE Group, Inc	66,219
52,021		OMX AB	957

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
351,887	e	optionsXpress Holdings, Inc	$7,984
517,000	v*	Peregrine Investment Holdings	-	^
120,472	*	Piper Jaffray Cos	7,849
383,158		Raymond James Financial, Inc	11,614
17,324		Samsung Securities Co Ltd	944
74,991		Sanders Morris Harris Group, Inc	958
15,888		SBI Holdings, Inc	5,354
86,203		Schroders plc	1,884
366,754	e	SEI Investments Co	21,844
3,790,000		Shinko Securities Co Ltd	14,714
2,175,600		Singapore Exchange Ltd	8,085
48,120	e*	Stifel Financial Corp	1,888
147,819		SWS Group, Inc	5,277
1,456,102		T Rowe Price Group, Inc	63,734
4,711,979		TD Ameritrade Holding Corp	76,240
39,773	e*	Thomas Weisel Partners Group, Inc	839
52,337	*	Tong Yang Investment Bank	622
96,255	*	Tower Ltd	150
221,163		TSX Group, Inc	8,840
1,160,000		UOB-Kay Hian Holdings Ltd	998
3,518,000	*	Utama Banking Group BHD	1,466
8,746	e	Value Line, Inc	398
1,457,345		Waddell & Reed Financial, Inc (Class A)	39,873
27,620		Woori Investment & Securities Co Ltd	594
5,615,822		Yuanta Core Pacific Securities Co	4,662
		TOTAL SECURITY AND COMMODITY BROKERS	3,360,649

SOCIAL SERVICES - 0.01%
160,699	*	Bright Horizons Family Solutions, Inc	6,213
124,705	*	Capital Senior Living Corp	1,327
65,165	e*	Providence Service Corp	1,637
121,645	*	Res-Care, Inc	2,208
131,763		Vedior NV	2,732
		TOTAL SOCIAL SERVICES	14,117

SPECIAL TRADE CONTRACTORS - 0.05%
21,270	e	Alico, Inc	1,077
8,694	e*	AsiaInfo Holdings, Inc	67
939		Asian Paints Ltd	16
278,862	*	Carso Infraestructura y Construccion S.A. de C.V.	264
150,680	e	Chemed Corp	5,572
224,136		Comfort Systems USA, Inc	2,833
74,000		COMSYS Holdings Corp	820
398,517	*	Dycom Industries, Inc	8,417
252,594	*	EMCOR Group, Inc	14,360
152,795	*	Insituform Technologies, Inc (Class A)	3,951
74,268	e*	Integrated Electrical Services, Inc	1,321
26,021		KCI Konecranes Oyj	766
185,000		Kinden Corp	1,497
21,637		Kone Oyj (Class B)	1,226
6,000		Kyowa Exeo Corp	61
62,179	e*	Layne Christensen Co	2,041
597,236	e*	Quanta Services, Inc	11,748
351,000		Takasago Thermal Engineering Co Ltd	3,283
		TOTAL SPECIAL TRADE CONTRACTORS	59,320

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
STONE, CLAY, AND GLASS PRODUCTS - 0.40%
963		Adana Cimento (Class A)	$5
11,297		Akcansa Cimento A.S.	68
40,551	b,m,v*	Anchor Glass Container Corp	-	^
163,894		Apogee Enterprises, Inc	3,165
390,000		Asahi Glass Co Ltd	4,686
1,480,680		Asia Cement Corp	1,409
106,366		Associated Cement Co Ltd	2,611
151,039	e*	Cabot Microelectronics Corp	5,126
115,585	e	CARBO Ceramics, Inc	4,319
3,112,553	*	Cemex S.A. de C.V.	10,548
8,328	*	Cemex S.A. de C.V. (ADR)	282
140,000		Central Glass Co Ltd	802
77,762		Cimpor Cimentos de Portugal S.A.	646
577,822		Compagnie de Saint-Gobain	48,549
94,950		Consol Ltd	257
60,271		Cookson Group plc	741
101,349		CRH plc	4,220
3,009,411		CSR Ltd	8,908
1,730		Dyckerhoff AG.	92
462,458		Eagle Materials, Inc	19,992
29,410		Epcos AG.	588
30,074		FLSmidth & Co A/S	1,911
15,902,000	*	Galaxy Entertainment Group Ltd	14,883
686,128		Gentex Corp	10,676
9,015,400		Goldsun Development & Construction Co Ltd	4,870
8,188		Grasim Industries Ltd	518
355,427		Grupo Carso S.A. de C.V. (Series A1)	1,316
864,683		Gujarat Ambuja Cements Ltd	2,756
637,501		Hanson plc	9,618
28,360	v*	HeidelbergCement AG.	-	^
1,612,788		Holcim Ltd	147,844
75		Holcim Maroc S.A.	18
4,577,000		Holcim Philippines, Inc	728
1,643,500		Indocement Tunggal Prakarsa Tbk PT	1,051
16,520		Italcementi S.p.A.	466
281,502		James Hardie Industries NV	2,135
298,000		Krosaki Harima Corp	1,187
31		Lafarge Ciments	14
20,600		Lafarge Malayan Cement BHD	8
215,260		Lafarge S.A.	32,024
2,200	e	Libbey, Inc	27
7,253		Marshalls plc	50
2,744,500		NGK Insulators Ltd	42,388
3,369,000		Nippon Sheet Glass Co Ltd	15,797
686,609	*	Owens-Illinois, Inc	12,668
13,193	v*	Paragon Trade Brands, Inc	-	^
18,033		Pretoria Portland Cement Co Ltd	998
8,763	*	RHI AG.	448
1,235,033		Rinker Group Ltd	17,596
788,500		Semen Gresik Persero Tbk PT	3,183
90,400		Siam Cement PCL	648
4,400		Siam Cement PCL	30
16,400		Siam City Cement PCL	118
7,525,000		Sumitomo Osaka Cement Co Ltd	24,598
4,816,678		Taiheiyo Cement Corp	18,861

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
873,034		Taiwan Cement Corp	$789
21,600		Taiwan Glass Industrial Corp	18
180,000		Toto Ltd	1,803
1,892		Trakya Cam Sanayi A.S.	5
98,619	*	Turk Sise ve Cam Fabrikalari A.S.	348
905,600		UBE Industries Ltd	2,603
951		Ultra Tech Cement Ltd	24
198,150	e*	US Concrete, Inc	1,411
318,052	e*	USG Corp	17,429
1,151		Vidrala S.A.	34
201,003		Wienerberger AG.	11,940
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	522,851

TEXTILE MILL PRODUCTS - 0.01%
125,374		Alfa S.A. de C.V. (Class A)	830
51,540	*	Cheil Industries, Inc	2,175
4,725	*	Dixie Group, Inc	60
841,952		Far Eastern Textile Co Ltd	736
95,492	*	Fiberweb plc	389
35,440		Formosa Taffeta Co Ltd	27
720	*	Hyosung Corp	21
18,000		Kurabo Industries Ltd	47
21,000		Nitto Boseki Co Ltd	73
129,891		Oxford Industries, Inc	6,449
411,980		Seiren Co Ltd	4,944
390,000		Texwinca Holdings Ltd	270
771,500		Weiqiao Textile Co	1,039
89,594		Xerium Technologies, Inc	877
		TOTAL TEXTILE MILL PRODUCTS	17,937

TOBACCO PRODUCTS - 1.35%
81,499		Altadis S.A.	4,266
16,874,731		Altria Group, Inc	1,448,189
170,900		British American Tobacco Malaysia BHD	2,095
3,198,919		British American Tobacco plc	89,504
2,421		Eastern Tobacco	131
525,260		Imperial Tobacco Group plc	20,672
656,172		ITC Ltd	2,611
12,342		Japan Tobacco, Inc	59,633
419,399		Loews Corp (Carolina Group)	27,144
353		Philip Morris CR	184
809,906	e	Reynolds American, Inc	53,025
162,520		Souza Cruz S.A.	2,894
488,311		Swedish Match AB	9,130
149,913		Universal Corp	7,347
681,317	e	UST, Inc	39,653
229,333	e	Vector Group Ltd	4,071
		TOTAL TOBACCO PRODUCTS	1,770,549

TRANSPORTATION BY AIR - 0.50%
331,414	*	ABX Air, Inc	2,297
273,222	*	ACE Aviation Holdings, Inc (Class A)	8,854
672,000		Air China Ltd	364
710,677		Air France-KLM	29,917
59,696	*	Air Methods Corp	1,667
654,700	*	AirAsia BHD	280

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
14,400		Airports of Thailand PCL	$24
524,186	e*	Airtran Holdings, Inc	6,154
226,590	*	Alaska Air Group, Inc	8,950
2,251,000		All Nippon Airways Co Ltd	7,963
1,978,478	e*	AMR Corp	59,809
108,776	*	Asiana Airlines	801
145,538	e*	Atlas Air Worldwide Holdings, Inc	6,476
558,839		Auckland International Airport Ltd	862
300,583		BBA Aviation plc	1,610
40,000		Beijing Capital International Airport Co Ltd	31
135,441	e*	Bristow Group, Inc	4,888
2,324,714	*	British Airways plc	24,010
3,019,000		Cathay Pacific Airways Ltd	7,444
32,839	*	China Airlines	15
1,000	*	China Eastern Airlines Corp Ltd (ADR)	22
18,000	*	China Southern Airlines Co Ltd	7
1,400	e*	China Southern Airlines Co Ltd (ADR)	29
704,932	e*	Continental Airlines, Inc (Class B)	29,078
281,136		Deutsche Lufthansa AG.	7,738
193,711	*	EGL, Inc	5,769
35,000		Eva Airways Corp	15
516,613	*	ExpressJet Holdings, Inc	4,185
1,750,344		FedEx Corp	190,122
7,564		Flughafen Wien AG.	743
587		Flughafen Zuerich AG.	183
191,464	b,m*	FLYi, Inc	1
210,994	e*	Frontier Airlines Holdings, Inc	1,561
15,760		Gol Linhas Aereas Inteligentes S.A.	468
7,400	e	Gol Linhas Aereas Inteligentes S.A. (ADR)	212
4,800		Grupo Aeroportuario del Sureste S.A. de C.V. (ADR)	204
231,763		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	983
6,800		Hong Kong Aircraft Engineering	93
390,568		Iberia Lineas Aereas de Espana	1,423
501,000	*	Japan Airlines Corp	893
11,242		Jet Airways India Ltd	157
2,215,149	e*	JetBlue Airways Corp	31,455
6,352		Korean Air Lines Co Ltd	242
208,850		Lan Airlines S.A.	2,286
3,700	e	Lan Airlines S.A. (ADR)	203
1,689,257		Macquarie Airports	4,800
300	*	MAIR Holdings, Inc	2
4,100	*	Malaysian Airline System BHD	5
202,052	e*	Mesa Air Group, Inc	1,732
79,042	*	PHI, Inc	2,587
1,100	e*	Pinnacle Airlines Corp	19
2,495,784		Qantas Airways Ltd	10,284
239,003	*	Republic Airways Holdings, Inc	4,010
7,936	e*	Ryanair Holdings plc (ADR)	647
1,998,931		SABMiller plc	45,988
52,743	*	SAS AB	898
600,928		Singapore Airlines Ltd	6,857
517,282		Skywest, Inc	13,196
4,110,893		Southwest Airlines Co	62,979
96	v*	Swissair Group	-	^
73,772		Tam S.A.	2,296
8,600		Thai Airways International PCL	11

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
2,000		Transmile Group BHD	$8
460,000		Travelsky Technology Ltd	701
756	*	Turk Hava Yollari	3
778,210	e*	UAL Corp	34,241
342,469	e*	US Airways Group, Inc	18,442
		TOTAL TRANSPORTATION BY AIR	660,194

TRANSPORTATION EQUIPMENT - 3.32%
267,532		A.O. Smith Corp	10,048
3,000,000		AAPICO Hitech PCL	1,422
215,815	e*	AAR Corp	6,300
128,441	*	Accuride Corp	1,446
134,566	*	Aftermarket Technology Corp	2,864
1,875		Aker Yards A.S.	145
286,442	e	American Axle & Manufacturing Holdings, Inc	5,440
51,898		American Railcar Industries, Inc	1,767
83,779		Arctic Cat, Inc	1,474
470,679	e	ArvinMeritor, Inc	8,580
75,418		Ashok Leyland Ltd	78
2,000,000		Austal Ltd	5,431
851,640		Autoliv, Inc	51,354
9,584		Bajaj Auto Ltd	567
838		Bajaj Auto Ltd (GDR)	46
59,701		Bayerische Motoren Werke AG.	3,429
441,655	*	BE Aerospace, Inc	11,342
6,082,794		Boeing Co	540,395
203	*	Bombardier, Inc (Class A)	1
2,178,115	*	Bombardier, Inc (Class B)	7,378
590,000	*	Brilliance China Automotive Holdings Ltd	100
3,300	e*	Brilliance China Automotive Holdings Ltd (ADR)	57
425,943		Brunswick Corp	13,588
1,229,532		Calsonic Kansei Corp	7,191
18,270		China Motor Corp	17
306,514	e	Clarcor, Inc	10,363
2,100		Coachmen Industries, Inc	23
3,474,044		Cobham plc	13,179
86,010	e*	Comtech Group, Inc	1,565
2,685,740		Cosco Corp Singapore Ltd	4,028
38,460	*	Daewoo Shipbuilding & Marine Engineering Co Ltd	1,208
1,408,287		DaimlerChrysler AG.	87,001
17,259		DaimlerChrysler AG.	1,060
7,900	b,e,m*	Dana Corp	11
57	e*	Delphi Corp	-	^
1,657,887		Denso Corp	65,755
659		D'ieteren S.A.	235
20,088	*	Dorman Products, Inc	218
616		Elbit Systems Ltd	20
166,637		Empresa Brasileira de Aeronautica S.A.	1,720
4,200	e	Empresa Brasileira de Aeronautica S.A. (ADR)	174
102,785		European Aeronautic Defence and Space Co	3,541
900		Exedy Corp	28
380,124		Federal Signal Corp	6,097
11,992,095	*	Fiat S.p.A.	229,220
356,357	e*	Fleetwood Enterprises, Inc	2,819
15,833,768	e*	Ford Motor Co	118,912
2,392		Ford Otomotiv Sanayi A.S.	19

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
137,002	e	Freightcar America, Inc	$7,597
59,331	e*	Fuel Systems Solutions, Inc	1,310
512,773	e*	GenCorp, Inc	7,189
2,176,000		General Dynamics Corp	161,786
2,392,169	e	General Motors Corp	73,487
58,626	e*	GenTek, Inc	2,028
737,250		Genuine Parts Co	34,968
365		Georg Fischer AG.	236
2,209,053		GKN plc	12,024
3,118,000		Goodpack Ltd	3,131
637,949		Goodrich Corp	29,059
77,542	e	Greenbrier Cos, Inc	2,326
396,062	e	Group 1 Automotive, Inc	20,484
1,312,000		Hankyu Hanshin Holdings, Inc	7,497
1,789,206		Harley-Davidson, Inc	126,085
184,711		Harsco Corp	14,056
120,258	e	Heico Corp	4,670
22,287		Hero Honda Motors Ltd	384
39,923		Hino Motors Ltd	205
2,693,611		Honda Motor Co Ltd	106,382
735,789		Hongkong Land Holdings Ltd	2,928
23,052	*	Hyundai Heavy Industries	3,123
3,904	*	Hyundai Mipo Dockyard	500
31,426	*	Hyundai Mobis	2,903
12,610	*	Hyundai Motor Co	514
92,725	*	Hyundai Motor Co	6,720
7,875		Hyundai Motor Co (GDR)	161
26,193		IMMSI S.p.A.	74
755,000		Isuzu Motors Ltd	3,546
2,003,679		ITT Industries, Inc	113,849
228,533		Japan Tecseed Co Ltd	1,575
17,000		Jaya Holdings Ltd	16
873,500		Johnson Electric Holdings Ltd	598
34,552		JTEKT Corp	733
101,820	*	K&F Industries Holdings, Inc	2,312
135,052		Kaman Corp	3,024
186,185		Kawasaki Heavy Industries Ltd	699
5,739,712		Keppel Corp Ltd	65,864
70,590	*	Kia Motors Corp	1,021
108,320	*	KOC Holding A.S.	421
170,600		Lagardere S.C.A.	13,737
3,519		Leoni AG.	144
2,376,597		Lockheed Martin Corp	218,813
27	*	Magna International, Inc	2
188,818	e	Magna International, Inc (Class A)	15,199
179,267		Mahindra & Mahindra Ltd	3,679
187,700		Malaysian Bulk Carriers BHD	136
294,773		MAN AG.	26,639
18,603		Maruti Udyog Ltd	390
55,280	*	Miller Industries, Inc	1,327
152,000		Mitsuba Corp	1,198
183,849		Monaco Coach Corp	2,603
19,311		MTU Aero Engines Holding AG.	904
454,000		Nabtesco Corp	5,688
102,932	*	Navistar International Corp	3,441
487,000		NHK Spring Co Ltd	5,119

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
64,883	e	Noble International Ltd	$1,301
40,000		Norstar Founders Group Ltd	13
1,953,277		Northrop Grumman Corp	132,237
215,317		Novatek Microelectronics Corp Ltd	975
2,334,000		NSK Ltd	23,006
604,248	*	Orbital Sciences Corp	11,142
412,283		Oshkosh Truck Corp	19,963
1,394,737	e	Paccar, Inc	90,518
1,159,912	*	Pactiv Corp	41,397
54,093		Peugeot S.A.	3,585
239,266	e	Polaris Industries, Inc	11,205
24,000		Press Kogyo Co Ltd	119
119,100		Proton Holdings BHD	223
3,266,233		Raytheon Co	172,457
811,076		Renault S.A.	97,430
34,987		Rieter Holding AG.	18,305
562,305		Rolls-Royce Group plc	4,930
69,080	*	Samsung Heavy Industries Co Ltd	1,656
5,335		Sanden Corp	24
3,860,631		SembCorp Marine Ltd	8,558
36,634	e*	Sequa Corp (Class A)	4,215
45,378		Shimano, Inc	1,315
2,697,881		Siemens AG.	267,598
4,152,741		Singapore Technologies Engineering Ltd	8,339
1,198,095		Smiths Group plc	23,259
772,733	*	Spirit Aerosystems Holdings, Inc (Class A)	25,863
1,000		Standard Motor Products, Inc	15
131,781	e	Superior Industries International, Inc	2,539
68,400		Tata Motors Ltd	1,392
263,249	*	Tenneco, Inc	6,507
601,660		Textron, Inc	56,418
26,235		Thales S.A.	1,308
154,845	e	Thor Industries, Inc	6,812
2,152		Tofas Turk Otomobil Fabrik	7
30,300		Tokai Rika Co Ltd	772
274,169		Tomkins plc	1,319
94,800		Toyoda Gosei Co Ltd	2,195
290,200		Toyota Industries Corp	13,339
4,821,806		Toyota Motor Corp	322,521
236,899	*	TransDigm Group, Inc	6,280
26,493		Trelleborg AB (B Shares)	635
340,093		Trinity Industries, Inc	11,971
91,507	e	Triumph Group, Inc	4,798
447,563	*	TRW Automotive Holdings Corp	11,578
6,911,555		United Technologies Corp	432,110
742,593	*	Visteon Corp	6,297
386,579		Volkswagen AG.	43,830
14,204		Volkswagen AG.	1,060
45,977		Volvo AB (A Shares)	3,264
572,751		Volvo AB (B Shares)	39,447
184,806		Wabash National Corp	2,791
372,764		Westinghouse Air Brake Technologies Corp	11,325
212,577	e	Winnebago Industries, Inc	6,996
1,147,023		Yamaha Motor Co Ltd	36,048
201,405		Yulon Motor Co Ltd	244
		TOTAL TRANSPORTATION EQUIPMENT	4,355,611

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
TRANSPORTATION SERVICES - 0.21%
133,577		All America Latina Logistica S.A.	$1,386
130,057		Ambassadors Group, Inc	3,947
31,651	e	Ambassadors International, Inc	1,444
148,515		Arriva plc	2,222
1,249,110		CH Robinson Worldwide, Inc	51,076
1,154		Dfds A/S	139
76,902	e*	Dynamex, Inc	1,797
1,085,287		Expeditors International Washington, Inc	43,954
193,794		GATX Corp	8,397
1,420,029	*	Hertz Global Holdings, Inc	24,694
334,645	*	HUB Group, Inc (Class A)	9,220
178,000		Jiangsu Express	112
24,000		Kinki Nippon Tourist Co Ltd	76
1,100		Kintetsu World Express, Inc	27
908		Kuoni Reisen Holding	486
385,074	*	Lear Corp	11,371
2,385,301		MTR Corp	5,998
94,011		National Express Group plc	2,080
309,798		Pacer International, Inc	9,223
5,559		Panalpina Welttransport Holding AG.	758
1,115,400		PLUS Expressways BHD	888
210,870	*	RailAmerica, Inc	3,391
897,415		Sabre Holdings Corp (Class A)	28,619
53,000		Sinotrans Ltd	19
4,897,176		Stagecoach Group plc	14,671
279,333		Stolt-Nielsen S.A.	8,557
3,984,069		Sydney Roads Group	4,151
420,030		Toll Holdings Ltd	6,057
65,134	*	TUI AG.	1,302
753,291		UTI Worldwide, Inc	22,523
242,000		Zhejiang Expressway Co Ltd	185
		TOTAL TRANSPORTATION SERVICES	268,770

TRUCKING AND WAREHOUSING - 0.62%
150,611		Arkansas Best Corp	5,422
133,817	*	Celadon Group, Inc	2,241
93,490		Christian Salvesen plc	122
224,448		Con-way, Inc	9,885
500	*	Covenant Transport, Inc (Class A)	6
10,326,703		Deutsche Post AG.	311,348
311,711		DSV A/S	56,948
196,977		Forward Air Corp	5,699
900		Frozen Food Express Industries	8
1,048,114		Grindrod Ltd	2,331
385,530		Heartland Express, Inc	5,791
484,902		J.B. Hunt Transport Services, Inc	10,071
389,433		Kamigumi Co Ltd	3,187
351,537		Landstar System, Inc	13,422
84,600	*	Marten Transport Ltd	1,551
70,500		Mitsubishi Logistics Corp	1,094
4,861,000		Nippon Express Co Ltd	26,591
1,445		Norbert Dentressangle	132
165,351	*	Old Dominion Freight Line	3,980
34,739	*	P.A.M. Transportation Services, Inc	765

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
7,420	e*	Patriot Transportation Holding, Inc	$693
49,634	*	Quality Distribution, Inc	661
86,165	*	Saia, Inc	2,000
27,000		Sankyu, Inc	159
1,650,000		Seino Holdings Corp	15,501
473,036	e*	SIRVA, Inc	1,646
410,994	*	Swift Transportation Co, Inc	10,797
1,033,934		TNT NV	44,466
51,654	*	U.S. Xpress Enterprises, Inc (Class A)	851
3,420,051		United Parcel Service, Inc (Class B)	256,435
32,886	e*	Universal Truckload Services, Inc	781
41,087	e*	USA Truck, Inc	659
301,833	e	Werner Enterprises, Inc	5,276
229,136		Yamato Transport Co Ltd	3,523
316,686	e*	YRC Worldwide, Inc	11,949
		TOTAL TRUCKING AND WAREHOUSING	815,991

WATER TRANSPORTATION - 0.12%
207,145		Alexander & Baldwin, Inc	9,185
176,173	e*	American Commercial Lines, Inc	11,541
932		AP Moller - Maersk A/S	8,778
375,000		Aries Maritime Transport Ltd	3,439
8,575,000		Berlian Laju Tanker Tbk PT	1,659
1,791		Brostrom AB	39
11,744		Cargotec Corp (B Shares)	653
85,000		Carnival Corp	4,169
53,314		Carnival plc	2,702
978,000		China Shipping Container Lines Co Ltd	264
232,000		China Shipping Development Co Ltd	355
22,504		Compagnie Maritime Belge S.A.	969
4,587		Compania SudAmericana de Vapores S.A.	6
2,708,500		COSCO Holdings	1,765
246,934		D/S Torm A/S	16,174
210,000	*	Danaos Corp	5,040
470		Eurokai KGaA	21
225,534		Euronav NV	6,740
636,222		Evergreen Marine Corp Tawain Ltd	368
1,239,000		Ezra Holdings Ltd	3,215
38,486		Frontline Ltd	1,241
888		Ganger Rolf A/S	34
98,231	*	Gulfmark Offshore, Inc	3,675
8,920	*	Hanjin Shipping Co Ltd	253
184,797		Horizon Lines, Inc (Class A)	4,982
140,498	*	Hornbeck Offshore Services, Inc	5,016
260		Israel Corp Ltd	130
282,000		Kawasaki Kisen Kaisha Ltd	2,206
262,887	*	Kirby Corp	8,972
58,757		Kuehne & Nagel International AG.	4,275
346,000		Malaysia International Shipping Corp BHD	873
1,691,000		Mitsui OSK Lines Ltd	16,682
242,279		Neptune Orient Lines Ltd	330
917,000		Nippon Yusen Kabushiki Kaisha	6,704
29,000		Nissin Corp	105
1,800	*	Odyssey Marine Exploration, Inc	5
170,000		Omega Navigation Enterprises, Inc (Class A)	2,662
145,642		Orient Overseas International Ltd	927

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
346,672		Overseas Shipholding Group, Inc	$19,518
5,321		Premuda S.p.A.	11
1,909		Ship Finance International Ltd	43
3,900	*	TBS International Ltd (Class A)	34
127,000		U-Ming Marine Transport Corp	173
26,400		Wan Hai Lines Ltd	16
40,000		Yang Ming Marine Transport	23
		TOTAL WATER TRANSPORTATION	155,972

WHOLESALE TRADE-DURABLE GOODS - 0.56%
200	*	1-800 Contacts, Inc	3
377,840		Adesa, Inc	10,485
31,854		AGFA-Gevaert NV	814
215,676		Agilysys, Inc	3,610
357,160		Applied Industrial Technologies, Inc	9,397
320,000		Argo Graphics, Inc	4,695
537,968	*	Arrow Electronics, Inc	16,973
93,680		Assa Abloy AB (Class B)	2,039
1,186,676	e	AU Optronics Corp (ADR)	16,388
16,996		Autobacs Seven Co Ltd	621
34,800		Banpu PCL	179
78,358		Barloworld Ltd	1,832
221,740	e	Barnes Group, Inc	4,823
248,536	e*	Beacon Roofing Supply, Inc	4,677
65,140	e	BlueLinx Holdings, Inc	677
1,664		Bobst Group AG.	82
346,824		Boral Ltd	2,089
231,704		BorgWarner, Inc	13,675
7,390		Buhrmann NV	109
80,483		Buhrmann NV	1,196
460,277	e	Building Material Holding Corp	11,364
279,866		Bunzl plc	3,444
499,936		Canon Marketing Japan Inc	11,364
39,100	*	CARCHS Co Ltd	41
60,692		Castle (A.M.) & Co	1,545
803,000	*	China Communications Construction Co Ltd	794
453,000		Citic Pacific Ltd	1,564
3,700	e	Citic Pacific Ltd (ADR)	64
762,000	*	CMC Magnetics Corp	268
70,490		Compagnie Generale d'Optique Essilor International S.A.	7,579
130,916	*	Conceptus, Inc	2,787
4,331		Crane Group Ltd	45
35,300		Creative Technology Ltd	235
665,276	*	Cytyc Corp	18,827
1,868,000		Denway Motors Ltd	756
135,816	*	Digi International, Inc	1,873
113,800		D-Link Corp	149
270,186		Dogus Otomotiv Servis ve Ticaret A.S.	1,088
914,000	*	Dongfeng Motor Group Co Ltd	443
108,770	*	Drew Industries, Inc	2,829
345,411		Electrocomponents plc	1,983
782,000		Energy Support Corp	1,577
395,938		Finning International, Inc	16,226
199,110	e*	Genesis Microchip, Inc	2,019
2,505,453	*	Hagemeyer NV	12,700
1,300		Hakuto Co Ltd	18

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,900	e*	Hansen Medical, Inc	$22
1,645		Hitachi Software Engineering Co Ltd	30
42,514	e*	Houston Wire & Cable Co	889
400	*	Huttig Building Products, Inc	2
791,085		IKON Office Solutions, Inc	12,950
76,205		Imperial Holdings Ltd	1,782
2,689	e	Imperial Holdings Ltd (ADR)	63
4,759		IMS-Intl Metal Service	144
2,767,282		Inchcape plc	27,417
727,012	*	Ingram Micro, Inc (Class A)	14,838
282,643	*	Insight Enterprises, Inc	5,333
200	e*	INTAC International, Inc	2
125,068	*	Interline Brands, Inc	2,810
56,431		JD Group Ltd	640
3,137,000		K Wah International Holdings Ltd	976
2,100		Kaga Electronics Co Ltd	38
7,964		KCC Corp	2,479
88,378	*	Keystone Automotive Industries, Inc	3,004
870,293	*	Kingboard Laminates Holdings Ltd	931
34,774		Kingspan Group plc	921
344,057	e	Knight Transportation, Inc	5,866
28,310		Lawson Products, Inc	1,299
107,348		Lewis Group Ltd	901
21,226	*	LG International Corp	524
259,967	*	LKQ Corp	5,977
263,436		Martin Marietta Materials, Inc	27,374
2,608,213	*	Melco International Development	6,183
296,312	e*	Merge Technologies, Inc	1,944
21,886	*	MWI Veterinary Supply, Inc	707
3,590		Mytilineos Holdings S.A.	142
29,103	e*	Navarre Corp	116
79		NET One Systems Co Ltd	104
8,892,268		Nissan Motor Co Ltd	107,076
37,400	e	Nissan Motor Co Ltd (ADR)	908
36,855		Orascom Construction Industries	1,766
4,226		Orascom Construction Industries (GDR)	407
234,756		Owens & Minor, Inc	7,341
691,606	e*	Patterson Cos, Inc	24,559
339,272	e	PEP Boys-Manny Moe & Jack	5,042
880,647		Phoenix Precision Technology Corp	1,054
239,436	e	Pool Corp	9,379
465,134	*	PSS World Medical, Inc	9,084
2,296,203		PT Astra International Tbk	4,008
24,035		Rautaruukki Oyj	957
294,047		Reliance Steel & Aluminum Co	11,580
153,462	e	Ryerson Tull, Inc	3,850
294,698	*	Securitas Direct AB (B Shares)	934
244,126	*	Securitas Systems AB (B Shares)	988
2,988,538		Sumitomo Corp	44,726
9,000		Tamura Corp	39
420,380	*	Tandberg Television ASA	5,272
5,500,000		Tat Hong Holdings Ltd	4,231
656,247	*	Tech Data Corp	24,852
16,632,379		Test-Rite International Co	9,724
89,100	*	TMK OAO (GDR)	3,118
514,000	e*	TMK OAO (GDR)	17,990

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
158,000		TPV Technology Ltd	$100
323,612	e*	Tyler Technologies, Inc	4,550
2,400		Ulvac, Inc	82
3,342,500		UMW Holdings BHD	7,295
405,545	e	W.W. Grainger, Inc	28,364
526,084	*	WESCO International, Inc	30,939
470,013		Wesfarmers Ltd	13,927
83,744	e*	West Marine, Inc	1,446
833,868		Wolseley plc	20,131
19,000		Yamazen Corp	120
7,000		Yuasa Trading Co Ltd	12
12,503		Zodiac S.A.	840
		TOTAL WHOLESALE TRADE-DURABLE GOODS	729,045

WHOLESALE TRADE-NONDURABLE GOODS - 0.84%
600	b*	Advanced Marketing Services, Inc	-	^
400,688		Airgas, Inc	16,236
261,248	e*	Akorn, Inc	1,633
746,902	*	Alliance One International, Inc	5,273
266,855	e*	Allscripts Healthcare Solutions, Inc	7,202
77,090	e	Andersons, Inc	3,268
9,522		AVI Ltd	26
111,952		Axfood AB	4,628
103,738		Bidvest Group Ltd	1,979
419,851		Billabong International Ltd	5,767
2,000	*	BioScrip, Inc	7
264,393		Brown-Forman Corp (Class B)	17,513
2,723,186		Cardinal Health, Inc	175,455
11,583		Casino Guichard Perrachon S.A.	1,076
81,724		Celesio AG.	4,384
182,434	e*	Central European Distribution Corp	5,418
313,000		China Mengniu Dairy Co Ltd	823
472,000		China Resources Enterprise	1,356
316,964		Controladora Comercial Mexicana S.A. de C.V.	822
900	e,v	Controladora Comercial Mexicana S.A. de C.V. (GDR)	38
50,173	e*	Core-Mark Holding Co, Inc	1,678
1,480,575	*	Dean Foods Co	62,599
27,608		DS Smith plc	106
168,365		Empresas COPEC S.A.	2,157
794,958	*	Endo Pharmaceuticals Holdings, Inc	21,925
2,060,175		Esprit Holdings Ltd	23,003
18,888		Filtrona plc	97
3,460,181		Foster's Group Ltd	18,900
2,467,172		Fyffes plc	5,797
1,612,687		Gazprom (ADR)	74,184
82,204	*	Gildan Activewear, Inc	3,841
23,815	e*	Green Mountain Coffee Roasters, Inc	1,172
172,253	*	Hain Celestial Group, Inc	5,376
492,787	*	Henry Schein, Inc	24,137
706,987	*	Idearc, Inc	20,255
30,000		Integrated Distribution Services Group Ltd	55
60,104		Kenneth Cole Productions, Inc (Class A)	1,442
229,482		K-Swiss, Inc (Class A)	7,054
86,766	*	KT&G Corp	5,271
2,945,120		Li & Fung Ltd	9,163
1,667,734		Marubeni Corp	8,464

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
67,080		Massmart Holdings Ltd	$671
20,143	*	Maui Land & Pineapple Co, Inc	683
277,699		Men's Wearhouse, Inc	10,625
44,692		Metro AG.	2,850
2,829,950		Mitsubishi Corp	53,267
307,679		Myers Industries, Inc	4,818
72,939	e	Nash Finch Co	1,991
954,277		Nike, Inc (Class B)	94,502
1,420,490		Nippon Oil Corp	9,501
333,453	e	Nu Skin Enterprises, Inc (Class A)	6,079
70,343	e*	Nuco2, Inc	1,730
8,101		Oriflame Cosmetics S.A.	334
54,730		Orkla ASA	3,098
351,500		Pelikan International Corp BHD	347
68,867	*	Perry Ellis International, Inc	2,824
1,758		Pescanova S.A.	63
279,300		Petronas Dagangan BHD	394
258,004		Reliance Industries Ltd	7,404
2,695,893		Safeway, Inc	93,170
510	*	Samsung Fine Chemicals Co Ltd	13
792,600		San Miguel Corp (Class B)	1,252
36,800		San-A Co Ltd	1,160
178,026	*	School Specialty, Inc	6,674
18,300		Siam Makro PCL	51
1,279,400		Sigma Pharmaceuticals Ltd	3,020
5,878,000		Sinochem Hong Kong Holding Ltd	2,441
82,416	*	Smart & Final, Inc	1,558
22,072		Societe BIC S.A.	1,537
181,033	e*	Source Interlink Cos, Inc	1,477
125,118		Spartan Stores, Inc	2,619
278,384		Stride Rite Corp	4,198
109,780		Suzuken Co Ltd	4,133
3,280,016		Sysco Corp	120,573
538,297	e*	Terra Industries, Inc	6,449
67,526		Tiger Brands Ltd	1,646
157,880	*	Tractor Supply Co	7,059
596,500		Unilever Indonesia Tbk PT	438
1,939,897		Unilever NV	53,008
464,368		Unilever NV	12,654
644,000		Uni-President Enterprises Corp	642
245,513	e*	United Natural Foods, Inc	8,819
239,529	*	United Stationers, Inc	11,184
47,515		Valhi, Inc	1,234
16,326	*	Valley National Gases, Inc	432
75,335	*	Volcom, Inc	2,228
8,200		Wimm-Bill-Dann Foods OJSC (ADR)	546
26,000		Yamatane Corp	40
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,101,016

		TOTAL COMMON STOCKS	130,865,634
		(Cost $107,523,062)

WARRANTS - 0.00%**

BUSINESS SERVICES - 0.00%**
3,633	*	Redback Networks, Inc (Expires 01/02/11)	73

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

				MATURITY	VALUE
SHARES			RATE	DATE	(000)
4,912	*	Redback Networks, Inc (Expires 01/02/11)			$76
		TOTAL BUSINESS SERVICES			149

COMMUNICATIONS - 0.00%**
87,239	*	Lucent Technologies, Inc (Expires 12/10/07)			27
277	e,v*	RCN Corp (Expires 12/21/06)			-	^
		TOTAL COMMUNICATIONS			27

GENERAL BUILDING CONTRACTORS - 0.00%**
13,500	*	China Overseas Land & Investment Ltd (Expires 07/18/07)			11
		TOTAL GENERAL BUILDING CONTRACTORS			11

HOLDING AND OTHER INVESTMENT OFFICES - 0.00%**
7,865	*	NTL, Inc (Expires 01/13/11)			1
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES			1

HOTELS AND OTHER LODGING PLACES - 0.00%**
1,400,451	*	Minor International PCL (Expires 03/29/08)			225
		TOTAL HOTELS AND OTHER LODGING PLACES			225

LUMBER AND WOOD PRODUCTS - 0.00%**
217,000	*	Goodpack Ltd (Expires 04/13/07)			69
		TOTAL LUMBER AND WOOD PRODUCTS			69

NONDEPOSITORY INSTITUTIONS - 0.00%**
27,401	m,v*	Imperial Credit Industries (Expires 01/31/08)			-	^
		TOTAL NONDEPOSITORY INSTITUTIONS			-	^

WHOLESALE TRADE-DURABLE GOODS - 0.00%**
21,169	v*	Timco Aviation Services, Inc (Expires 02/28/07)			-	^
		TOTAL WHOLESALE TRADE-DURABLE GOODS			-	^

		TOTAL WARRANTS			482
		(Cost $32,627)

SHORT-TERM INVESTMENTS - 2.30%

PRINCIPAL

COMMERCIAL PAPER - 0.15%
$ 45,000,000	c	Beta Finance, Inc	5.230%	04/16/07	44,316
30,000,000	c	Grampian Funding LLC	5.190	06/11/07	29,304
50,000,000	c	Kitty Hawk Funding Corp	5.290	01/22/07	49,851
50,000,000	c	Ranger Funding Co LLC	5.260	02/01/07	49,779
22,000,000	c	Variable Funding Capital Corp	5.270	01/11/07	21,970
		TOTAL COMMERCIAL PAPER			195,220

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 0.18%
46,200,000		Federal Home Loan Bank (FHLB)	5.120	01/12/07	46,141
13,158,000		Federal Home Loan Mortgage Corp (FHLMC)	5.175	01/02/07	13,158
50,000,000		FHLMC	5.115	03/30/07	49,388
6,500,000		Federal National Mortgage Association (FNMA)	5.128	02/21/07	6,455
21,900,000		FNMA	5.130	02/28/07	21,725
95,000,000		FNMA	5.145	03/21/07	93,960
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			230,827

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES - 0.11% (i)
$ 50,000,000		Federal Farm Credit Bank (FFCB)	5.210	05/13/08	$49,987
100,000,000		FFCB	5.210	06/13/08	99,986
		TOTAL U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES			149,973

VARIABLE NOTES - 0.17% (i)
50,000,000		American Express Bank FSB	5.320	12/13/07	49,992
50,000,000		Bank of Nova Scotia	5.295	12/31/07	49,992
50,000,000	g	Harrier Finance Funding LLC	5.350	02/21/08	50,009
25,000,000	g	Links Finance LLC	5.325	01/11/08	24,996
50,000,000		Wells Fargo & Co	5.400	03/10/08	50,026
		TOTAL VARIABLE NOTES			225,015
SHARES

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.69%
2,211,171,864	v	State Street Navigator Securities Lending Prime Portfolio			2,211,172
		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			2,211,172

		TOTAL SHORT-TERM INVESTMENTS			3,012,207
		(Cost $3,012,158) (includes $3,011,967 of cash collateral for securities on loan)

		TOTAL PORTFOLIO - 102.13%			133,895,331
		(Cost $110,594,895)
		OTHER ASSETS & LIABILITIES, NET - (2.13%)			(2,798,700)

		NET ASSETS - 100.00%			$131,096,631

		The following abbreviations are used in portfolio descriptions:
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	LLC	Limited Liability Company
	LP	Limited Partnership
	plc	Public Limited Company

	*	Non-income producing.
	**	Percentage represents less than 0.01%.
	^	Amount represents less than $1,000.
	a	Affiliated Holding.
	b	In bankruptcy.
	c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.
	e	All or a portion of these securities are out on loan.
	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt
		from registration to qualified institutional buyers.
		At December 31, 2006, the value of these securities amounted to $75,005,150 or 0.06% of net assets.
	i	Floating rate or variable rate securities reflects the rate as of December 31, 2006.
	m	Indicates a security that has been deemed illiquid.
	n	Represents issuer in default on interest payments and/or principal payment.
	v	Security valued at fair value.

		Cost amounts are in thousands.

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the Accounts use more specific industry categories in following
		their investment limitations on industry concentration.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
TRANSACTIONS WITH AFFILIATED COMPANIES-STOCK ACCOUNT
JANUARY 1, 2006 - DECEMBER 31, 2006

	Value at	Purchase		Realized	Dividend	Withholding	Shares at	Value at
Issue	December 31, 2005	Cost	Proceeds	Gain/(Loss)	Income	Expense	December 31, 2006	December 31, 2006

Brocade Communications Systems, Inc	$72,403,062	$2,971,153	$ 33,591,082	$ 7,461,073	$ -	$-	-	$ *
Digital Garage, Inc	**	7,328,268	-	-	-	-	11,156	20,717,415
First NIS Regional Fund SICAV	**	-	-	-	9,926,064	-	1,598,400	15,984
GEA Group AG.	**	-	-	-	-	-	9,520,837	214,534,602
Hagemeyer NV	**	64,517	8,993,408	3,157,994	-	-	-	*
Healthsouth Corp	**	11,498,934	3,559,018	(84,916)	5	-	4,732,493	107,190,966
Information Development Co	**	79,576	242	123	37,147	2,601	427,900	3,311,591
Intelligent Wave, Inc	**	1,139,246	1,767,978	(252,018)	69,081	4,836	15,832	13,702,752
Lear Corp	**	14,882,163	54,071,865	(4,416,800)	-	-	-	*
Lone Star Technolgies, Inc	**	8,103,971	6,731,604	(689,691)	-	-	1,881,363	91,076,783
Playmates Holdings Ltd	15,044,266	-	105,962	(74,672)	655,787	-	112,291,547	11,693,577
Risa Partners, Inc	**	3,926,848	884,930	233,011	-	-	7,157	30,190,446
Shanghai Forte Land Co	**	6,254,864	2,140,809	927,868	401,329	-	72,516,000	32,443,552
Solomon Systech International Ltd	**	8,553,482	9,221,982	(6,321,140)	438,050	-	165,129,862	25,687,764
TBS International Ltd	5,976,000	-	1,657,055	(842,945)	-	-	-	*

		$64,803,022	$ 122,725,935	$ (902,113)	$ 11,527,463	$7,437		$550,565,432

*	Not an Affiliate as of December 31, 2006
**	Not an Affiliate as of December 31, 2005

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
Summary of Market Values by Country
December 31, 2006

		% OF MARKET
	VALUE	VALUE
DOMESTIC
UNITED STATES	$102,767,677,079	76.75%
TOTAL DOMESTIC	102,767,677,079	76.75

FOREIGN
ARGENTINA	3,006,867	0.00
AUSTRALIA	1,173,907,948	0.88
AUSTRIA	130,908,574	0.10
BELGIUM	208,104,425	0.16
BERMUDA	56,595	0.00
BRAZIL	186,462,094	0.14
CANADA	1,951,139,475	1.46
CAYMAN ISLANDS	8,818,306	0.01
CHILE	18,853,291	0.01
CHINA	19,531,372	0.01
COLUMBIA	2,806,303	0.00
CROATIA	15,688,245	0.01
CZECH REPUBLIC	8,227,221	0.01
DENMARK	201,589,295	0.15
EGYPT	8,889,555	0.01
FINLAND	733,525,527	0.55
FRANCE	3,724,231,822	2.78
GERMANY	2,571,598,485	1.92
GREECE	108,693,305	0.08
HONG KONG	799,717,410	0.60
HUNGARY	16,543,135	0.01
INDIA	131,912,079	0.10
INDONESIA	41,698,962	0.03
IRELAND	143,490,107	0.11
ISRAEL	25,106,381	0.02
ITALY	1,138,982,218	0.85
JAPAN	5,725,265,489	4.28
LUXEMBOURG	5,392,180	0.00
MALAYSIA	86,395,563	0.06
MEXICO	101,865,620	0.08
NETHERLANDS	979,975,938	0.73
NEW ZEALAND	73,053,250	0.06
NORWAY	238,531,059	0.18
PAKISTAN	869,750	0.00
PERU	4,986,809	0.00
PHILIPPINES	34,929,619	0.03
POLAND	18,879,047	0.01
PORTUGAL	59,650,015	0.04
REPUBLIC OF KOREA	259,280,838	0.19
RUSSIA	296,161,563	0.22
SINGAPORE	339,876,726	0.25
SOUTH AFRICA	156,392,795	0.12
SPAIN	702,601,094	0.53
SWEDEN	608,432,770	0.45
SWITZERLAND	2,366,913,941	1.77
TAIWAN (REPUBLIC OF CHINA)	211,581,117	0.16
THAILAND	44,359,627	0.03
TURKEY	15,603,654	0.01
UNITED KINGDOM	5,423,165,976	4.05
TOTAL FOREIGN	31,127,653,437	23.25
TOTAL PORTFOLIO	$133,895,330,516	100.00%

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
STATEMENT OF INVESTMENTS
December 31, 2006

			VALUE
SHARES			(000)

PREFERRED STOCKS - 0.71%

COMMUNICATIONS - 0.00%**
3,265		ProSiebenSat.1 Media AG.	$107
		TOTAL COMMUNICATIONS	107

INSURANCE CARRIERS - 0.00%**
7,402		Great-West Lifeco, Inc	175
13		Great-West Lifeco, Inc	-	^
		TOTAL INSURANCE CARRIERS	175

TRANSPORTATION EQUIPMENT - 0.71%
87,465		Porsche AG.	111,308
		TOTAL TRANSPORTATION EQUIPMENT	111,308

		TOTAL PREFERRED STOCKS	111,590
		(Cost $80,406)

COMMON STOCKS - 98.41%

AGRICULTURAL PRODUCTION-CROPS - 0.00%**
26,104		Gallaher Group plc	586
		TOTAL AGRICULTURAL PRODUCTION-CROPS	586

AGRICULTURAL SERVICES - 0.00%**
8,139		Yara International ASA	185
		TOTAL AGRICULTURAL SERVICES	185

AMUSEMENT AND RECREATION SERVICES - 0.37%
310,066		Aristocrat Leisure Ltd	3,891
80,505		Aruze Corp	2,314
744	*	bwin Interactive Entertainment	16
23,920	e	Harrah's Entertainment, Inc	1,979
24,913		Ladbrokes plc	204
4,167,000	*	Leisure & Resorts World Corp	161
2,376		Lottomatica S.p.A.	99
26,000	e*	Marvel Entertainment, Inc	700
1,052,401	e*	Melco PBL Entertainment Macau Ltd (ADR)	22,374
54,810		Nintendo Co Ltd	14,232
8,879		OPAP S.A.	343
1,901		Oriental Land Co Ltd	99
861	*	Pacific Golf Group International Holdings	1,071
1,870		Paddy Power plc	37
41,211		PartyGaming plc	26
355,019		Publishing & Broadcasting Ltd	5,983
23,140		Rank Group plc	106
13		Round One Corp	38
150,344		Sega Sammy Holdings, Inc	4,055
17,001		Sky City Entertainment Group Ltd	61
20,888		TABCORP Holdings Ltd	278

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
43,432		Tattersall's Ltd	$134
13,790		William Hill plc	171
		TOTAL AMUSEMENT AND RECREATION SERVICES	58,372

APPAREL AND ACCESSORY STORES - 0.35%
28,882		Abercrombie & Fitch Co (Class A)	2,011
73,701	e	American Eagle Outfitters, Inc	2,300
29,000	e*	AnnTaylor Stores Corp	952
2,128		Aoyama Trading Co Ltd	64
17,617		Burberry Group plc	223
6,927	*	Chico's FAS, Inc	143
2,194		Fast Retailing Co Ltd	209
6,064		Foot Locker, Inc	133
484,203		Gap, Inc	9,442
65,118		Giordano International Ltd	35
3,757	*	Hanesbrands, Inc	89
547,569		Hennes & Mauritz AB (B Shares)	27,675
8,680		Inditex S.A.	468
126,240	*	Kohl's Corp	8,639
14,040	e	Limited Brands, Inc	406
37,500	e	Nordstrom, Inc	1,850
5,663	e	Ross Stores, Inc	166
		TOTAL APPAREL AND ACCESSORY STORES	54,805

APPAREL AND OTHER TEXTILE PRODUCTS - 0.08%
6,000		Asics Corp	75
2,619		Benetton Group S.p.A.	50
9,737		Gunze Ltd	49
51,557		Jones Apparel Group, Inc	1,724
4,214	e	Liz Claiborne, Inc	183
22,495		Mitsubishi Rayon Co Ltd	151
361,859		Nisshinbo Industries, Inc	3,749
6,229		Onward Kashiyama Co Ltd	80
8,553	e	Polo Ralph Lauren Corp	664
34,709		Shimamura Co Ltd	3,987
5,036		Tokyo Style Co Ltd	55
26,659		Toyobo Co Ltd	80
28,122		VF Corp	2,308
5,627		Wacoal Holdings Corp	77
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	13,232

AUTO REPAIR, SERVICES AND PARKING - 0.00%**
7,542		Aisin Seiki Co Ltd	253
4,051		NOK Corp	79
3,800		Park24 Co Ltd	49
6,202		Sumitomo Rubber Industries, Inc	80
		TOTAL AUTO REPAIR, SERVICES AND PARKING	461

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.22%
4,206		Advance Auto Parts	150
5,696	e*	Autonation, Inc	121
214,422	*	Autozone, Inc	24,779
19,283		Canadian Tire Corp (Class A)	1,172
4,231	*	Carmax, Inc	227
5,467		Jardine Cycle & Carriage Ltd	53
305,596		Suzuki Motor Corp	8,628
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	35,130

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
BUILDING MATERIALS AND GARDEN SUPPLIES - 0.35%
4,963	e	Fastenal Co	$178
9,006		Grafton Group plc	150
352,033		Home Depot, Inc	14,138
93,745		Kingfisher plc	438
58,390		Lowe's Cos, Inc	1,819
865,700		Praktiker Bau- und Heimwerkermaerkte AG.	30,935
28,441	*	RONA, Inc	512
94,543	e	Sherwin-Williams Co	6,011
4,597		Travis Perkins plc	178
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	54,359

BUSINESS SERVICES - 3.89%
252,251		Accenture Ltd (Class A)	9,316
9	*	Access Co Ltd	42
1,137		Acciona S.A.	212
11,160	e*	Activision, Inc	192
19,969	e	Acxiom Corp	512
5,212		Adecco S.A.	356
90,556	*	Adobe Systems, Inc	3,724
33,800		Aegis Group plc	93
105,657	*	AerCap Holdings NV	2,449
4,535	*	Affiliated Computer Services, Inc (Class A)	222
10,176		Aggreko plc	87
35,225	e*	Akamai Technologies, Inc	1,871
384,900	*	Alliance Data Systems Corp	24,045
1,186		Asatsu-DK, Inc	38
2,687	*	Atos Origin S.A.	159
31,214	*	Autodesk, Inc	1,263
222,288		Automatic Data Processing, Inc	10,948
12,585		Autostrade S.p.A.	362
3,848	e*	Avis Budget Group, Inc	84
154,809	*	BEA Systems, Inc	1,948
102,920	e*	BMC Software, Inc	3,314
3,833	*	Business Objects S.A.	150
16,828	e	CA, Inc	381
11,251	e*	Cadence Design Systems, Inc	202
4,992		Cap Gemini S.A.	313
5,637	e*	Ceridian Corp	158
67,538	*	CGI Group, Inc (Class A)	471
3,092	e*	Checkfree Corp	124
3,279	e*	ChoicePoint, Inc	129
4,822,761		Cintra Concesiones de Infraestructuras de Transporte S.A.	80,852
7,388	e*	Citrix Systems, Inc	200
5,633	*	Cognizant Technology Solutions Corp (Class A)	435
22,382	*	Cognos, Inc	951
100,977	*	Computer Sciences Corp	5,389
531,924		Computershare Ltd	3,737
82,190	*	Compuware Corp	685
69,672	*	Convergys Corp	1,657
2,794		CSK Holdings Corp	119
2,289		Dassault Systemes S.A.	122
70		Dentsu, Inc	205
2,258	e*	DST Systems, Inc	141

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
210,000	e*	DynCorp International, Inc (Class A)	$3,333
53		eAccess Ltd	30
117,250	e*	Earthlink, Inc	833
145,371	*	eBay, Inc	4,371
12,125	*	Electronic Arts, Inc	611
154,424	e	Electronic Data Systems Corp	4,254
3,908	*	Elpida Memory, Inc	215
35,137	e	Equifax, Inc	1,427
33,659	*	Expedia, Inc	706
1,133		Fidec Corp	2,018
7,568		Fidelity National Information Services, Inc	303
19,956		First Choice Holidays plc	111
260,412	e	First Data Corp	6,646
7,065	*	Fiserv, Inc	370
97,120	*	Focus Media Holding Ltd (ADR)	6,448
1,487		FUJI SOFT, Inc	35
75,406		Fujitsu Ltd	592
4,771		Getronics NV	39
1,973	e*	Getty Images, Inc	85
8,687		GN Store Nord	128
52		Goodwill Group, Inc	42
40,876	*	Google, Inc (Class A)	18,823
45,538		Group 4 Securicor plc	168
7,155		Gruppo Editoriale L'Espresso S.p.A.	39
1,005		Hakuhodo DY Holdings, Inc	65
58,180		Hays plc	181
5,337,728		Huabao International Holdings Ltd	2,896
8,100		IMS Health, Inc	223
4,926		Indra Sistemas S.A.	121
68,707		Infosys Technologies Ltd	3,480
17,351	e*	Interpublic Group of Cos, Inc	212
13,101	*	Intuit, Inc	400
4,161	e*	Iron Mountain, Inc	172
108,392	*	Juniper Networks, Inc	2,053
42	*	KK DaVinci Advisors	42
3,788		Konami Corp	115
3,206	e*	Lamar Advertising Co (Class A)	210
58,846		LogicaCMG plc	214
20,817		Manpower, Inc	1,560
99,800	e*	McAfee, Inc	2,832
13,389		Michael Page International plc	119
2,169,647		Microsoft Corp	64,786
20,139		Misys plc	85
43,000	e	MoneyGram International, Inc	1,348
4,591	*	Monster Worldwide, Inc	214
878,307	e*	NAVTEQ Corp	30,714
82,328		NEC Corp	394
126,763		Nippon System Development Co Ltd	4,026
45,653		Nomura Research Institute Ltd	6,621
262,000	e*	Novell, Inc	1,624
51		NTT Data Corp	255
297		Obic Co Ltd	61
59,722		Omnicom Group, Inc	6,243
12,195	*	Open Text Corp	250
3,749,371	*	Oracle Corp	64,264
621,903		Oracle Corp Japan	28,794

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
600		Otsuka Corp	$61
1,944,000		POS Malaysia & Services Holdings BHD	2,755
3,156		Promotora de Informaciones S.A.	55
4,150		Public Power Corp	105
260	*	Rakuten, Inc	121
633,441		Randstad Holdings NV	43,815
72,170		Rentokil Initial plc	234
51,998		Reuters Group plc	453
7,200		Ritchie Bros Auctioneers, Inc	386
6,304	e	Robert Half International, Inc	234
51,455		Sage Group plc	273
216,244		SAP AG.	11,492
8,313		Secom Co Ltd	431
13,319		Securitas AB (B Shares)	207
11,469	e	ServiceMaster Co	150
171		SGS S.A.	191
54,386		Singapore Post Ltd	39
899		Societe Des Autoroutes Paris-Rhin-Rhone	72
77,093		Solomon Systech International Ltd	12
1,374,869	*	Sun Microsystems, Inc	7,452
1,453,400	*	Symantec Corp	30,303
5,441	*	Synopsys, Inc	145
8,068	*	Telelogic AB	18
2,830		Tietoenator Oyj	91
1,626		TIS, Inc	39
249,004	e	Total System Services, Inc	6,571
3,851	*	Trend Micro, Inc	113
78,049		UFJ Central Leasing Co Ltd	3,712
13,621	*	Unisys Corp	107
862		USS Co Ltd	56
90,905	*	VeriSign, Inc	2,186
382,266		Waste Management, Inc	14,056
3,412,712		WPP Group plc	46,139
601		Yahoo! Japan Corp	239
167,408	*	Yahoo!, Inc	4,276
		TOTAL BUSINESS SERVICES	610,448

CHEMICALS AND ALLIED PRODUCTS - 8.28%
274,543		Abbott Laboratories	13,373
1,029,042	e*	Adams Respiratory Therapeutics, Inc	41,995
32,732	*	Agrium, Inc	1,026
4,792		Air Liquide S.A.	1,138
99,655		Air Products & Chemicals, Inc	7,004
130,816		Akzo Nobel NV	7,980
1,083		Alfresa Holdings Corp	65
8,956,417	*	Alliance Boots plc	146,868
2,794		Altana AG.	173
426,729	*	Amgen, Inc	29,150
21,082	*	Angiotech Pharmaceuticals, Inc	173
8,753	*	Arkema	450
48,093		Asahi Kasei Corp	315
21,383		Astellas Pharma, Inc	972
62,049		AstraZeneca plc	3,334
3,531		Avery Dennison Corp	240
17,715		Avon Products, Inc	585
25,000	*	Barr Pharmaceuticals, Inc	1,253

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
19,504		BASF AG.	$1,901
227,000	*	Basilea Pharmaceutica	39,681
28,891		Bayer AG.	1,551
1,969		Beiersdorf AG.	128
46,602	e*	Biogen Idec, Inc	2,292
35,881	*	Biovail Corp International	757
248,227		Bristol-Myers Squibb Co	6,533
50,000		Celanese Corp (Series A)	1,294
2,450	e*	Cephalon, Inc	173
2,778	*	Charles River Laboratories International, Inc	120
265,670		Christian Dior S.A.	28,319
11,264		Chugai Pharmaceutical Co Ltd	232
2,817		Ciba Specialty Chemicals AG.	187
374,438		Cipla Ltd	2,126
9,157		Clariant AG.	137
80,853		Clorox Co	5,187
160,000		Colgate-Palmolive Co	10,438
81,982		CSL Ltd	4,230
176,000	e	Cytec Industries, Inc	9,946
14,000		Dade Behring Holdings, Inc	557
9,630		Daicel Chemical Industries Ltd	68
26,209		Daiichi Sankyo Co Ltd	819
24,010		Dainippon Ink and Chemicals, Inc	94
3,910,000		Dainippon Sumitomo Pharma Co Ltd	45,472
100,116	e	Dow Chemical Co	3,999
6,026		DSM NV	298
283,675		Du Pont (E.I.) de Nemours & Co	13,818
7,470		Ecolab, Inc	338
10,270		Eisai Co Ltd	564
17,103	*	Elan Corp plc	243
40,523		Eli Lilly & Co	2,111
85,697	e	Estee Lauder Cos (Class A)	3,498
157,418	*	Genentech, Inc	12,771
10,301	*	Genzyme Corp	634
117,086	*	Gilead Sciences, Inc	7,602
55,596		GlaxoSmithkline Pharmaceuticals Ltd	1,461
549,848		GlaxoSmithKline plc	14,469
59,792		Glenmark Pharmaceuticals Ltd	814
2,141		H Lundbeck A/S	59
3,191		Haw Par Corp Ltd	15
2,363		Henkel KGaA	348
140,000	*	Hercules, Inc	2,703
208,919		Hindustan Lever Ltd	1,021
4,052		Hitachi Chemical Co Ltd	112
116,937	e*	Hospira, Inc	3,927
88,000	e*	Huntsman Corp	1,669
47,449		Imperial Chemical Industries plc	420
2,991	e	International Flavors & Fragrances, Inc	147
6,409	e*	Invitrogen Corp	363
720,000		Ipsen	33,474
118,959		JSR Corp	3,079
5,554		Kaken Pharmaceutical Co Ltd	43
9,480		Kansai Paint Co Ltd	75
19,861		Kao Corp	536
22,028		Kingboard Chemical Holdings Ltd	87
1,183		Kose Corp	36

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
15,587		Kuraray Co Ltd	$184
14,736		Kyowa Hakko Kogyo Co Ltd	126
4,366		Linde AG.	451
1,506		Lonza Group AG.	130
1,470,051		L'Oreal S.A.	147,287
107,795	e	Lyondell Chemical Co	2,756
25,316		Mayne Pharma Ltd	81
7,112		Mediceo Paltac Holdings Co Ltd	135
9,530	*	Medimmune, Inc	309
456,639		Merck & Co, Inc	19,910
135,040		Merck KGaA	14,001
27,073		Methanex Corp	741
12,506	e*	Millennium Pharmaceuticals, Inc	136
46,494		Mitsubishi Chemical Holdings Corp	293
15,445		Mitsubishi Gas Chemical Co, Inc	162
56,911		Monsanto Co	2,990
89,200	e	Mylan Laboratories, Inc	1,780
28,000	*	Nalco Holding Co	573
5,792		Nippon Kayaku Co Ltd	46
5,572		Nippon Shokubai Co Ltd	59
5,455		Nissan Chemical Industries Ltd	68
20,507		Nova Chemicals Corp	572
570,274		Novartis AG.	32,878
65,500		Novartis AG. (ADR)	3,762
9,579		Novo Nordisk A/S (Class B)	798
1,837		Novozymes A/S (B Shares)	158
12,000	*	OM Group, Inc	543
781		Omega Pharma S.A.	59
238,183		Orica Ltd	4,569
3,377	*	Orion Oyj (Class B)	73
29,269	e*	PDL BioPharma, Inc	589
1,706,813		Pfizer, Inc	44,207
25,407		Potash Corp of Saskatchewan	3,639
6,510	e	PPG Industries, Inc	418
12,700		Praxair, Inc	754
697,171		Procter & Gamble Co	44,807
17,959	*	QLT, Inc	152
806,965		Reckitt Benckiser plc	36,878
921,046		Roche Holding AG.	165,161
111,660		Rohm & Haas Co	5,708
40,468		Sanofi-Aventis	3,737
3,065		Santen Pharmaceutical Co Ltd	86
64,800		Sawai Pharmaceutical Co Ltd	2,657
1,161,500		Schering-Plough Corp	27,458
193		Serono S.A.	173
787,147		Shin-Etsu Chemical Co Ltd	52,717
14,073		Shionogi & Co Ltd	277
14,148		Shiseido Co Ltd	307
41,826		Showa Denko KK	160
32,554		Sigma-Aldrich Corp	2,530
8,025		SSL International plc	58
571,068		Sumitomo Chemical Co Ltd	4,429
25,600		Symbion Health Ltd	77
4,146		Syngenta AG.	771
8,154		Taisho Pharmaceutical Co Ltd	148
9,897		Taiyo Nippon Sanso Corp	89

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
35,397		Takeda Pharmaceutical Co Ltd	$2,430
9,895		Tanabe Seiyaku Co Ltd	129
33,807		Teijin Ltd	208
525,000		Tokai Carbon Co Ltd	3,732
8,693		Tokuyama Corp	132
52,745		Toray Industries, Inc	395
18,647		Tosoh Corp	82
4,199		UCB S.A.	288
1,321,531		Unilever plc	36,950
16,296	e*	Vertex Pharmaceuticals, Inc	610
459,600	*	Wacker Chemie AG.	59,808
346,563	e*	Warner Chilcott Ltd (Class A)	4,790
92,000	*	Watson Pharmaceuticals, Inc	2,395
444,765		Wyeth	22,647
6,667	*	Zeltia S.A.	49
5,798		Zeon Corp	63
		TOTAL CHEMICALS AND ALLIED PRODUCTS	1,297,395

COAL MINING - 0.16%
5,620	e	Arch Coal, Inc	169
7,814,000	*	China Coal Energy Co	5,073
1,832,058		China Shenhua Energy Co Ltd	4,409
7,418	e	Consol Energy, Inc	238
2,906	e	Massey Energy Co	68
225,018	e	Peabody Energy Corp	9,093
128,000	e	Sasol Ltd (ADR)	4,723
24,305		Xstrata plc	1,214
		TOTAL COAL MINING	24,987

COMMUNICATIONS - 3.32%
116,425		Alltel Corp	7,041
54,029	*	American Tower Corp (Class A)	2,014
3,158		Antena 3 de Television S.A.	74
770,255		AT&T, Inc	27,537
2,439,794		Austar United Communications Ltd	2,542
159,329	e*	Avaya, Inc	2,227
66,674		BCE, Inc	1,795
6,478		Belgacom S.A.	285
393,460		BellSouth Corp	18,536
45,858		British Sky Broadcasting plc	469
332,028		BT Group plc	1,960
97,142		Cable & Wireless plc	300
29,524		Cablevision Systems Corp (Class A)	841
15,888		Carphone Warehouse Group plc	98
244,000		China Mobile Hong Kong Ltd	2,108
35,658	e	Clear Channel Communications, Inc	1,267
75,822	*	Comcast Corp (Class A)	3,210
28,355	*	Comcast Corp (Special Class A)	1,188
3,991		Cosmote Mobile Telecommunications S.A.	118
68,127	e*	Crown Castle International Corp	2,201
113,181		Deutsche Telekom AG.	2,068
3,703,713	e*	DIRECTV Group, Inc	92,371
177,456	*	EchoStar Communications Corp (Class A)	6,749
5,947		Elisa Oyj	163
21,047		Embarq Corp	1,106
1,239,000		Fastweb	70,851

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
67,321		France Telecom S.A.	$1,862
1,002		Fuji Television Network, Inc	2,290
31,000		Global Payments, Inc	1,435
12,698	*	Hellenic Telecommunications Organization S.A.	381
768		Hikari Tsushin, Inc	34
57,661	*	Hutchison Telecommunications International Ltd	145
94,188	e*	IAC/InterActiveCorp	3,500
158,418		ITV plc	330
98		KDDI Corp	665
68,219	e*	Liberty Global, Inc (Class A)	1,989
6,939	e*	Liberty Global, Inc (Series C)	194
53,044	*	Liberty Media Corp - Capital (Series A)	5,197
26,617	*	Liberty Media Holding Corp (Interactive A)	574
2,623		M6-Metropole Television	94
30,549		Mediaset S.p.A.	363
1,259		Mobistar S.A.	107
2,028	*	Modern Times Group AB (B Shares)	133
216,460		News Corp (Class B)	4,861
5,522	e*	NII Holdings, Inc	356
206		Nippon Telegraph & Telephone Corp	1,014
745		NTT DoCoMo, Inc	1,177
1,306		Okinawa Cellular Telephone Co	3,545
9,913,485	*	Paxys, Inc	3,992
54,356		Philippine Long Distance Telephone Co (ADR)	2,779
1,806,500	*	Pilipino Telephone Corp	254
31,439		Portugal Telecom SGPS S.A.	408
3,232		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	42
5,530		Publicis Groupe S.A.	233
64,384	e*	Qwest Communications International, Inc	539
108,288	*	Rogers Communications, Inc (Class B)	3,222
8,499,337		Royal KPN NV	120,834
162,137		Seat Pagine Gialle S.p.A.	97
43,328		Shaw Communications, Inc (Class B)	1,371
1,539,721		Singapore Telecommunications Ltd	3,293
6,337		Sky Network Television Ltd	29
4,699		Societe Television Francaise 1	174
1,695	*	Sogecable S.A.	60
746,564		Sprint Nextel Corp	14,103
734		Swisscom AG.	278
12,374		Tele2 AB (B Shares)	181
1,188,580		Telecom Corp of New Zealand Ltd	4,070
469,248		Telecom Italia S.p.A.	1,418
191,508		Telecom Italia S.p.A.	486
177,466		Telefonica S.A.	3,776
14,921		Telekom Austria AG.	400
30,114		Telenor ASA	566
2,173	e	Telephone & Data Systems, Inc	108
24,102		Telephone & Data Systems, Inc	1,309
13,272		Television Broadcasts Ltd	81
74,099		TeliaSonera AB	609
124,239		Telstra Corp Ltd	406
42,796	*	Telstra Corp Ltd	91
14,895		TELUS Corp	684
40,507		TELUS Corp	1,807
8,421	*	Tiscali S.p.A.	28
1,400		Tokyo Broadcasting System, Inc	47

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
28,536	*	Univision Communications, Inc (Class A)	$1,011
755,235		Verizon Communications, Inc	28,125
418,853	*	Viacom, Inc (Class B)	17,186
9,297,711		Vodafone Group plc	25,760
22,220	e	Vodafone Group plc (ADR)	617
14,268		Windstream Corp	203
10,521	e*	XM Satellite Radio Holdings, Inc (Class A)	152
		TOTAL COMMUNICATIONS	520,194

DEPOSITORY INSTITUTIONS - 9.51%
12,083		77 Bank Ltd	77
1,604,458		ABN AMRO Holding NV	51,572
34,833		Allied Irish Banks plc	1,035
14,646		Alpha Bank S.A.	443
4,807	e	Associated Banc-Corp	168
73,000		Australia & New Zealand Banking Group Ltd	1,626
165,713		Banca Intesa S.p.A.	1,280
26,840		Banca Intesa S.p.A.	196
43,838		Banca Monte dei Paschi di Siena S.p.A.	284
16,513		Banca Popolare di Milano	287
13,704		Banche Popolari Unite Scpa	377
1,763,026		Banco Bilbao Vizcaya Argentaria S.A.	42,449
12,095		Banco BPI S.A.	94
86,212		Banco Comercial Portugues S.A.	319
3,199,993		Banco de Oro Universal Bank	3,001
7,958		Banco Espirito Santo S.A.	143
14,927		Banco Popolare di Verona e Novara Scrl	429
33,851		Banco Popular Espanol S.A.	614
236,403		Banco Santander Central Hispano S.A.	4,413
2,099,122		Bank of America Corp	112,072
10,743,828		Bank of East Asia Ltd	60,844
23,489		Bank of Fukuoka Ltd	171
28,087		Bank of Ireland	649
10,798		Bank of Ireland	249
11,039		Bank of Kyoto Ltd	103
123,442		Bank of Montreal	7,304
587,285		Bank of New York Co, Inc	23,121
243,370	e	Bank of Nova Scotia	10,873
41,209		Bank of Okinawa Ltd	1,617
47,150		Bank of Yokohama Ltd	369
4,514,324		Barclays plc	64,524
1,943,000		Bayerische Hypo-und Vereinsbank AG.	84,717
21,432		BB&T Corp	942
109,905		BNP Paribas	11,991
26,719,530		BOC Hong Kong Holdings Ltd	72,481
1,621,100		Bumiputra-Commerce Holdings Bhd	3,561
82,472		Canadian Imperial Bank of Commerce	6,952
67,095		Capitalia S.p.A.	635
31,635		Chiba Bank Ltd	267
1,117,842		Citigroup, Inc	62,264
4,862		Close Brothers Group plc	97
5,444		Colonial Bancgroup, Inc	140
22,373		Comerica, Inc	1,313
7,018		Commerce Bancorp, Inc	248
647,714		Commerzbank AG.	24,667
51,067		Commonwealth Bank of Australia	1,995

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
28,760		Compass Bancshares, Inc	$1,716
23,829		Credit Agricole S.A.	1,002
19,463		Danske Bank A/S	865
43,919		DBS Group Holdings Ltd	647
14,046		Depfa Bank plc	251
20,663		Deutsche Bank AG.	2,764
22,833		Dexia	625
26,595		DNB NOR Holding ASA	377
9,144		EFG Eurobank Ergasias S.A.	331
7,373		Erste Bank der Oesterreichischen Sparkassen AG.	565
19,719		Fifth Third Bancorp	807
4,812	e	First Horizon National Corp	201
46,596		Fortis	1,988
16,160		Gunma Bank Ltd	97
30,589		Hang Seng Bank Ltd	418
539,744		Hokuhoku Financial Group, Inc	1,977
474,308		HSBC Holdings plc	8,646
352,072		Hudson City Bancorp, Inc	4,887
9,005	e	Huntington Bancshares, Inc	214
42,205		ICICI Bank Ltd (ADR)	1,762
23,000		IndyMac Bancorp, Inc	1,039
13,362		Investec plc	173
2,482	e	Investors Financial Services Corp	106
26,338		Joyo Bank Ltd	145
893,036		JPMorgan Chase & Co	43,134
191,509		Julius Baer Holding AG.	21,092
2,346	*	Jyske Bank	167
623,200		Kasikornbank PCL	1,081
1,095,531		Kasikornbank PCL	1,931
55,075		Keycorp	2,094
43,279	*	Kookmin Bank	3,486
224,034		Lloyds TSB Group plc	2,507
2,637	e	M&T Bank Corp	322
9,121		Marshall & Ilsley Corp	439
51,000	v	MCB Bank Ltd (GDR)	905
884,054		Mediobanca S.p.A.	20,877
164,881		Mellon Financial Corp	6,950
4,932	e	Mercantile Bankshares Corp	231
1,582,300		Metropolitan Bank & Trust	1,661
342		Mitsubishi UFJ Financial Group, Inc	4,225
195,750		Mitsui Trust Holdings, Inc	2,247
8,167		Mizuho Financial Group. Inc	58,333
64,031		National Australia Bank Ltd	2,042
39,980	e	National Bank Of Canada	2,257
15,120		National Bank of Greece S.A.	697
81,888		National City Corp	2,994
10,522	e	New York Community Bancorp, Inc	169
23,045		Nishi-Nippon City Bank Ltd	99
82,570		Nordea Bank AB	1,272
648,182	e	Northern Trust Corp	39,338
3,603		OKO Bank (Class A)	60
6,467,655		Oversea-Chinese Banking Corp	32,470
8,552		Piraeus Bank S.A.	276
98,278	e	PNC Financial Services Group, Inc	7,276
8,126,500		PT Bank Mandiri Persero Tbk	2,620
1,419		Raiffeisen International Bank Holding AG.	216

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
28,999		Regions Financial Corp	$1,085
861		Resona Holdings, Inc	2,351
318,356	e	Royal Bank of Canada	15,151
24	*	Royal Bank Of Canada	1
1,615,762		Royal Bank of Scotland Group plc	63,051
44,302		Sanpaolo IMI S.p.A.	1,029
12		Sapporo Hokuyo Holdings, Inc	116
61,089		Shinsei Bank Ltd	359
22,727		Shizuoka Bank Ltd	226
18,465		Skandinaviska Enskilda Banken AB (Class A)	587
647,632		Societe Generale	109,941
15,067	e	Sovereign Bancorp, Inc	383
13,064		State Street Corp	881
1,620		Sumitomo Mitsui Financial Group, Inc	16,608
6,010,887		Sumitomo Trust & Banking Co Ltd	63,036
188,142		SunTrust Banks, Inc	15,889
7,738		Suruga Bank Ltd	96
20,300		Svenska Handelsbanken (A Shares)	614
2,507		Sydbank A/S	120
54,321		Synovus Financial Corp	1,675
4,582	e	TCF Financial Corp	126
4,696		TD Banknorth, Inc	152
226,737		UBS A.G.	13,779
310,785		UniCredito Italiano S.p.A	2,724
7,741	e	UnionBanCal Corp	474
3,716,216		United Overseas Bank Ltd	47,005
504,039		US Bancorp	18,241
309,186		Wachovia Corp	17,608
311,043		Washington Mutual, Inc	14,149
2,196,761		Wells Fargo & Co	78,117
2,011,012		Western Union Co	45,087
73,158		Westpac Banking Corp	1,400
8,027		Wing Hang Bank Ltd	94
3,900		Zions Bancorporation	321
		TOTAL DEPOSITORY INSTITUTIONS	1,490,520

EATING AND DRINKING PLACES - 0.44%
44,200		Aramark Corp (Class B)	1,478
4,049		Autogrill S.p.A.	74
57,803		Brinker International, Inc	1,743
7,797,193		Compass Group plc	44,274
5,375		Darden Restaurants, Inc	216
12,408		Enterprise Inns plc	329
320,546		McDonald's Corp	14,210
16,074		Mitchells & Butlers plc	224
28,330		Onex Corp	689
10,455		Punch Taverns plc	262
3,796		Sodexho Alliance S.A.	238
29,935	*	Starbucks Corp	1,060
7,549		Tim Hortons, Inc	219
3,774		Wendy's International, Inc	125
8,733		Whitbread plc	286
53,650		Yum! Brands, Inc	3,155
		TOTAL EATING AND DRINKING PLACES	68,582

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
EDUCATIONAL SERVICES - 0.01%
5,762	e*	Apollo Group, Inc (Class A)	$225
2,382		Benesse Corp	91
62,076		CAE, Inc	572
3,694	e*	Career Education Corp	91
		TOTAL EDUCATIONAL SERVICES	979

ELECTRIC, GAS, AND SANITARY SERVICES - 4.54%
90,150	*	AES Corp	1,987
15,000	*	AGL Energy Ltd	192
19,605		Alinta Ltd	183
54,400	*	Allegheny Energy, Inc	2,497
81,991		Alliant Energy Corp	3,097
8,108	e	Ameren Corp	436
52,575		American Electric Power Co, Inc	2,239
5,127		Aqua America, Inc	117
255,198		Caltex Australia Ltd	4,633
40,668	e	Centerpoint Energy, Inc	674
144,490		Centrica plc	1,003
55,256,000		China Power International Development Ltd	30,333
45,888,000		China Resources Power Holdings Co	69,260
26,461		Chubu Electric Power Co, Inc	792
5,188,739		CLP Holdings Ltd	38,357
10,091	e	Consolidated Edison, Inc	485
122,043		Constellation Energy Group, Inc	8,405
11,314		Contact Energy Ltd	66
13,997	e	Dominion Resources, Inc	1,173
6,981	e	DTE Energy Co	338
50,009		Duke Energy Corp	1,661
24,781		E.ON AG.	3,364
96,538	e	Edison International	4,391
94,722		El Paso Corp	1,447
6,239		Electric Power Development Co	275
81,833	*	Enbridge, Inc	2,826
30,010		Endesa S.A.	1,419
171,863		Enel S.p.A.	1,773
80,017		Energias de Portugal S.A.	406
5,766	e	Energy East Corp	143
154,515		Entergy Corp	14,265
144,682		Exelon Corp	8,954
2,218,852		First Philippine Holdings Corp	2,850
211,716		FirstEnergy Corp	12,766
25,600		Fortis, Inc	653
3,174,568		Fortum Oyj	90,349
52,251		FPL Group, Inc	2,843
7,126		Gas Natural SDG S.A.	282
7,829		Gaz de France	360
7,403		Hokkaido Electric Power Co, Inc	189
142,155		Hong Kong & China Gas Ltd	320
55,957		Hong Kong Electric Holdings Ltd	274
55,644,000		Huaneng Power International, Inc	49,719
30,601		Iberdrola S.A.	1,338
59,176		International Power plc	442
30,553		Kansai Electric Power Co, Inc	824
14,280		Kelda Group plc	259
6,993		KeySpan Corp	288
4,365		Kinder Morgan, Inc	462

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
14,960		Kyushu Electric Power Co, Inc	$395
108,239		National Grid plc	1,562
10,775		NiSource, Inc	260
67,000	e*	NRG Energy, Inc	3,753
3,065		Oest Elektrizitatswirts AG. (Class A)	164
31,800		Okinawa Electric Power Co, Inc	1,961
79,125		Osaka Gas Co Ltd	295
24,407,000	*	Panva Gas Holdings Ltd	15,375
26,471		Pepco Holdings, Inc	688
16,718,123	*	Petronet LNG Ltd	18,169
14,033	e	PG&E Corp	664
3,895	e	Pinnacle West Capital Corp	197
79,042		PPL Corp	2,833
9,495	e	Progress Energy, Inc	466
39,522		Public Service Enterprise Group, Inc	2,623
470		Puma AG. Rudolf Dassler Sport	183
96,312		Questar Corp	7,999
2,342,866		Red Electrica de Espana	100,481
42,159	*	Reliant Energy, Inc	599
93,138		Republic Services, Inc	3,788
1,122		RWE AG.	107
18,079		RWE AG.	1,993
4,272		SCANA Corp	174
34,231		Scottish & Southern Energy plc	1,042
59,138		Scottish Power plc	866
21,400,044		SembCorp Industries Ltd	53,579
67,177	e	Sempra Energy	3,765
9,261		Severn Trent plc	267
38,908		Snam Rete Gas S.p.A.	221
966,082		Sociedad General de Aguas de Barcelona S.A. (Class A)	35,389
1,137,011	*	Sojitz Holdings Corp	3,459
29,337	e	Southern Co	1,081
40,463		Suez S.A.	2,095
14,177,200		Tenaga Nasional BHD	43,801
16,963		Tohoku Electric Power Co, Inc	424
139,228		Tokyo Electric Power Co, Inc	4,504
87,838		Tokyo Gas Co Ltd	467
49,809		TransAlta Corp	1,138
76,877		TXU Corp	4,167
4,318		Union Fenosa S.A.	214
34,863		United Utilities plc	532
8,174		Vector Ltd	14
11,359		Veolia Environnement	876
23,673		Williams Cos, Inc	618
28,990	e	Wisconsin Energy Corp	1,376
16,050	e	Xcel Energy, Inc	370
13,664,000		Xinao Gas Holdings Ltd	15,459
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	711,862

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.27%
82,229		ABB Ltd	1,475
2,072,174	e*	Acme Packet, Inc	42,770
20,000	e	Acuity Brands, Inc	1,041
4,505	*	ADC Telecommunications, Inc	65
1,538,294	*	Advanced Micro Devices, Inc	31,304
6,442		Advantest Corp	369

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
85,000	*	Agere Systems, Inc	$1,629
86,804		Alcatel S.A.	1,249
4,903	e	Alcatel S.A. (ADR)	70
7,114		Alps Electric Co Ltd	77
14,299	*	Altera Corp	281
6,706		American Power Conversion Corp	205
3,652		Amphenol Corp (Class A)	227
14,022	e	Analog Devices, Inc	461
1,637,718	*	Apple Computer, Inc	138,944
54,205		ARM Holdings plc	133
1,209,000		Asustek Computer, Inc	3,310
30,326	e*	Avnet, Inc	774
443		Bang & Olufsen A/S (B Shares)	57
466		Barco NV	42
82,028	*	Broadcom Corp (Class A)	2,650
48,308	*	Celestica, Inc	376
41,555	*	Chartered Semiconductor Manufacturing Ltd	35
4,872,963	*	Cisco Systems, Inc	133,178
8,000	e*	Comverse Technology, Inc	169
72,544		Cooper Industries Ltd (Class A)	6,560
5,129	*	CSR plc	65
10,733		Dainippon Screen Manufacturing Co Ltd	96
1,581,283		Datacraft Asia Ltd	1,818
30,654,000		Datang International Power Generation Co Ltd	31,922
10,722		Electrolux AB (Series B)	215
32,471		Emerson Electric Co	1,432
31,556		EMI Group plc	164
2,071	e*	Energizer Holdings, Inc	147
10,303,254		Ericsson (LM) (B Shares)	41,614
186,000	e*	Fairchild Semiconductor International, Inc	3,127
50,864		Fanuc Ltd	5,009
8,791		Fisher & Paykel Appliances Holdings Ltd	24
20,452		Fisher & Paykel Healthcare Corp	61
24,007	e*	Flextronics International Ltd	276
83,000	*	Foxconn International Holdings Ltd	272
20,822		Fuji Electric Holdings Co Ltd	113
6,775		Gamesa Corp Tecnologica S.A.	186
26,795	e	Garmin Ltd	1,491
176		Germanos S.A.	4
2,513		Harman International Industries, Inc	251
1,363		Hirose Electric Co Ltd	155
2,400		Hitachi High-Technologies Corp	71
133,548		Hitachi Ltd	833
400,000		Hon Hai Precision Industry Co, Ltd	2,854
526,199		Honeywell International, Inc	23,805
190,934		Hoya Corp	7,445
54,257	*	Hynix Semiconductor, Inc	2,127
102,108		Ibiden Co Ltd	5,148
30,030	*	Infineon Technologies AG.	423
364,282	e*	Infineon Technologies AG. (ADR)	5,111
1,168,731		Intel Corp	23,667
5,751	e	Intersil Corp (Class A)	138
2,819	*	Intracom S.A.	19
156,113	e*	JDS Uniphase Corp	2,601
46,669		Koninklijke Philips Electronics NV	1,760
1,222		Kudelski S.A.	46

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
6,638		Kyocera Corp	$626
1,254,890		L-3 Communications Holdings, Inc	102,625
8,500	e	Lincoln Electric Holdings, Inc	514
11,934		Linear Technology Corp	362
15,908	*	LSI Logic Corp	143
1,330		Mabuchi Motor Co Ltd	79
75,933	e*	Marvell Technology Group Ltd	1,457
329,296		Matsushita Electric Industrial Co Ltd	6,572
11,956		Matsushita Electric Works Ltd	139
12,748		Maxim Integrated Products, Inc	390
205,000		MediaTek, Inc	2,120
1,628,934	e*	MEMC Electronic Materials, Inc	63,756
8,546	e	Microchip Technology, Inc	279
295,958	*	Micron Technology, Inc	4,132
1,197		Micronas Semiconductor Holdings, Inc	26
11,900		Minebea Co Ltd	83
76,661		Mitsubishi Electric Corp	700
2,269,306		Motorola, Inc	46,657
8,056		Murata Manufacturing Co Ltd	545
123,793		National Semiconductor Corp	2,810
1,417	*	NEC Electronics Corp	41
1,646,926	*	Network Appliance, Inc	64,691
1,219,200	*	Neuf Cegetel	43,293
7,988		NGK Spark Plug Co Ltd	150
4,406		Nidec Corp	341
204,200		Nihon Unisys Ltd	3,337
6,677		Nitto Denko Corp	334
749		NKT Holding A/S	66
1,035,829		Nokia Oyj	21,166
106,640	*	Nortel Networks Corp	2,860
95,832	e*	Novellus Systems, Inc	3,299
55,323	*	Nvidia Corp	2,048
9,111		Omron Corp	259
6,091		Pioneer Corp	84
6,194	e*	QLogic Corp	136
316,032		Qualcomm, Inc	11,943
156,014	e	RadioShack Corp	2,618
41,295	*	Research In Motion Ltd	5,276
27,595		Ricoh Co Ltd	563
1,405		Rinnai Corp	42
4,344		Rohm Co Ltd	433
5,046		Samsung Electronics Co Ltd	3,326
6,434		Sanken Electric Co Ltd	79
20,091	*	Sanmina-SCI Corp	69
62,755	*	Sanyo Electric Co Ltd	80
2,045		Schindler Holding AG.	129
9,016		Schneider Electric S.A.	1,001
38,803		Sharp Corp	668
2,900		Shinko Electric Industries	76
65,856	e*	Sirius Satellite Radio, Inc	233
182,888		Sony Corp	7,838
6,135		Stanley Electric Co Ltd	123
51,844	*	STATS ChipPAC Ltd	40
27,135		STMicroelectronics NV	504
1,208,768		Sumco Corp	102,182
5,601		Taiyo Yuden Co Ltd	99

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
4,810		Tandberg ASA	$73
5,166		TDK Corp	411
27,600		Teleflex, Inc	1,782
55,854	*	Tellabs, Inc	573
47,745		Terna Rete Elettrica Nazionale S.p.A.	162
123,277		Texas Instruments, Inc	3,550
10,347		Thomson	202
1,653		Uniden Corp	11
4,384		Ushio, Inc	90
2,776		Valeo S.A.	116
9,788		Venture Corp Ltd	86
2,223,749		Vivendi Universal S.A.	86,919
2,980	e	Whirlpool Corp	247
13,553		Xilinx, Inc	323
6,384		Yaskawa Electric Corp	74
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	1,140,002

ENGINEERING AND MANAGEMENT SERVICES - 0.72%
1,094		Aker Kvaerner ASA	137
13,265		Amec plc	109
4,792	e*	Amylin Pharmaceuticals, Inc	173
25,027		Capita Group plc	297
44,808	e*	Celgene Corp	2,578
1,499	e	Corporate Executive Board Co	131
11,874		Downer EDI Ltd	66
50,354		Fluor Corp	4,111
2,310		Fugro NV	110
2,345	e*	Jacobs Engineering Group, Inc	191
8,142		JGC Corp	140
1,402		Meitec Corp	43
9,451		Moody's Corp	653
71,593		Paychex, Inc	2,831
6,734	e	Quest Diagnostics, Inc	357
5,468,711	a,e*	SAIC, Inc	97,288
5,578		SBM Offshore NV	192
18,803		Serco Group plc	141
1,052,000		Shui On Construction	2,245
37,215		SNC-Lavalin Group, Inc	1,004
5,708		WorleyParsons Ltd	96
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	112,893

FABRICATED METAL PRODUCTS - 0.14%
35,917		Amcor Ltd	206
3,907		Ball Corp	170
19,501		Bharat Heavy Electricals	1,013
330,000	e*	Crown Holdings, Inc	6,904
157		Geberit AG.	242
5,934		Hitachi Cable Ltd	33
193,995	e	Illinois Tool Works, Inc	8,961
10,639		JS Group Corp	224
3,740	e	Pentair, Inc	117
22,145		Rexam plc	228
7,612		Sanwa Shutter Corp	45
72,958		Snap-On, Inc	3,476
6,018		Ssab Svenskt Stal AB (Series A)	143
2,759		Ssab Svenskt Stal AB (Series B)	62

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
6,367		Toyo Seikan Kaisha Ltd	$105
		TOTAL FABRICATED METAL PRODUCTS	21,929

FOOD AND KINDRED PRODUCTS - 2.82%
25,337		Ajinomoto Co, Inc	335
143,651		Anheuser-Busch Cos, Inc	7,068
83,598	e	Archer Daniels Midland Co	2,672
14,784		Asahi Breweries Ltd	237
16,202		Bunge Ltd	1,175
1,519,250		C&C Group plc	26,974
83,205		Cadbury Schweppes plc	890
65,914	e	Campbell Soup Co	2,563
1,270		Carlsberg A/S (Class B)	126
4,301		Coca Cola Hellenic Bottling Co S.A.	168
20,869		Coca-Cola Amatil Ltd	128
3,329,703		Coca-Cola Co	160,658
167,800		Coca-Cola Enterprises, Inc	3,426
2,171		Coca-Cola West Japan Co Ltd	50
209,210		ConAgra Foods, Inc	5,649
16,871	e*	Constellation Brands, Inc (Class A)	490
17,866	*	Cott Corp	256
1,861		Danisco A/S	158
110,578		Diageo plc	2,170
696		East Asiatic Co Ltd A.S.	39
3,366		Ebro Puleva S.A.	85
2,143,572		General Mills, Inc	123,470
243		Givaudan S.A.	225
6,491		Greencore Group plc	40
243,037		Groupe Danone	36,830
13,088		H.J. Heinz Co	589
9,747		Heineken NV	464
22,497	e	Hershey Co	1,120
3,390		House Foods Corp	56
4,266		Iaws Group plc	109
7,295		InBev NV	481
220,754		Ito En Ltd	6,752
57,877		J Sainsbury plc	464
13,733,776		JG Summit Holdings	3,080
11,494		Kaneka Corp	105
5,418		Katokichi Co Ltd	44
10,146		Kellogg Co	508
5,145		Kerry Group plc (Class A)	129
6,795		Kikkoman Corp	82
31,902		Kirin Brewery Co Ltd	502
38,957	e	Kraft Foods, Inc (Class A)	1,391
12,435		Lion Nathan Ltd	80
4,593	e	McCormick & Co, Inc	177
10,630		Meiji Dairies Corp	84
13,763		Meiji Seika Kaisha Ltd	66
15,950		Nestle S.A.	5,668
10,264		Nichirei Corp	57
6,357		Nippon Meat Packers, Inc	69
8,589		Nisshin Seifun Group, Inc	89
3,571		Nissin Food Products Co Ltd	132
19,147		Olam International Ltd	27
8,000		Pepsi Bottling Group, Inc	247

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
528,297		PepsiCo, Inc	$33,045
2,992		Pernod-Ricard S.A.	687
3,077,884		Petra Foods Ltd	3,612
4,273		Q.P. Corp	37
6,819		Royal Numico NV	367
16,830		Sampo Oyj (A Shares)	450
10,855		Sapporo Holdings Ltd	62
11,404		Saputo, Inc	361
30,060	e	Sara Lee Corp	512
31,782		Scottish & Newcastle plc	348
2,637		Suedzucker AG.	64
37,018		Swire Pacific Ltd (Class A)	398
6,692		Takara Holdings, Inc	43
19,447		Tate & Lyle plc	293
3,377		Toyo Suisan Kaisha Ltd	54
9,955	e	Tyson Foods, Inc (Class A)	164
5,553,782		Universal Robina Corp	2,180
14,184		Want Want Holdings Ltd	23
7,584		Wrigley (Wm.) Jr Co	392
4,226		Yakult Honsha Co Ltd	121
5,918		Yamazaki Baking Co Ltd	57
		TOTAL FOOD AND KINDRED PRODUCTS	441,724

FOOD STORES - 0.71%
34,400		Alimentation Couche Tard, Inc (Class B)	748
23,839		Carrefour S.A.	1,446
45,222		Coles Myer Ltd	500
636		Colruyt S.A.	136
3,045		Delhaize Group	254
2,355		FamilyMart Co Ltd	64
12,804		George Weston Ltd	830
793,074		Goodman Fielder Ltd	1,390
1,232		Jeronimo Martins SGPS S.A.	28
2,611		Kesko Oyj (B Shares)	138
61,875	*	Koninklijke Ahold NV	658
414,375		Kroger Co	9,559
2,290		Lawson, Inc	82
27,057		Loblaw Cos Ltd	1,132
32,636		Seven & I Holdings Co Ltd	1,015
31,829		Sonae SPGS S.A.	63
1,615,048		Supervalu, Inc	57,738
4,396,270		Tesco plc	34,818
5,492		Whole Foods Market, Inc	258
47,110		Woolworths Ltd	889
		TOTAL FOOD STORES	111,746

FORESTRY - 0.00%**
10,392	e	Weyerhaeuser Co	734
		TOTAL FORESTRY	734

FURNITURE AND FIXTURES - 0.01%
2,204	e	Hillenbrand Industries, Inc	125
7,638		Johnson Controls, Inc	656
7,088		Leggett & Platt, Inc	169
31,772	e	Masco Corp	949
24,512	*	MFI Furniture plc	66

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
1,270		Neopost S.A.	$160
		TOTAL FURNITURE AND FIXTURES	2,125

FURNITURE AND HOME FURNISHINGS STORES - 0.06%
11,123	*	Bed Bath & Beyond, Inc	424
6,833		Circuit City Stores, Inc	130
72,947		DSG International plc	273
21,040		Harvey Norman Holdings Ltd	63
21,070		Kesa Electricals plc	140
7,238	e*	Mohawk Industries, Inc	542
1,473		Nitori Co Ltd	64
1,891		Shimachu Co Ltd	55
3,742	e	Williams-Sonoma, Inc	118
97,201		Yamada Denki Co Ltd	8,249
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	10,058

GENERAL BUILDING CONTRACTORS - 1.33%
16,907		Balfour Beatty plc	147
9,668		Barratt Developments plc	234
29,600	e	Beazer Homes USA, Inc	1,391
4,505		Bellway plc	136
971,505		Berkeley Group Holdings plc	32,546
1,480		Bilfinger Berger AG.	108
4,803		Centex Corp	270
19,652		Cheung Kong Infrastructure Holdings Ltd	61
5,944		CRH plc	248
3,443		Daito Trust Construction Co Ltd	158
22,014		Daiwa House Industry Co Ltd	383
11,183		DR Horton, Inc	296
18,561		Fletcher Building Ltd	145
16,288		George Wimpey plc	178
1,188,398	*	Haseko Corp	4,254
4,899		Hellenic Technodomiki Tev S.A.	55
1,159,671		Hochtief AG.	84,501
1,628,869		IJM Corp BHD	3,394
1,268		Imerys S.A.	113
9,373,892		Italian-Thai Development PCL	1,428
35,104		Kajima Corp	154
10,501	e	KB Home	539
14,110		Keppel Land Ltd	64
5,617		Leighton Holdings Ltd	90
14,313		Lend Lease Corp Ltd	208
17,358	e	Lennar Corp (Class A)	911
184	e*	NVR, Inc	119
24,977		Obayashi Corp	162
11,190		Persimmon plc	334
8,648	e	Pulte Homes, Inc	286
17,271		Sekisui Chemical Co Ltd	138
22,826		Sekisui House Ltd	332
22,452		Shimizu Corp	112
14,970		Skanska AB (B Shares)	295
38,136		Taisei Corp	116
8,460,161		Taylor Woodrow plc	70,608
2,594		Technical Olympic S.A.	9
2,282		Titan Cement Co S.A.	124
8,844		Toda Corp	38

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
107,520	e*	Toll Brothers, Inc	$3,465
4,849		YIT OYJ	134
		TOTAL GENERAL BUILDING CONTRACTORS	208,284

GENERAL MERCHANDISE STORES - 1.10%
258,801		Aeon Co Ltd	5,600
136,000	e*	Big Lots, Inc	3,117
143,624		Costco Wholesale Corp	7,593
103,545		Daimaru, Inc	1,403
11,636	e	Dollar General Corp	187
7,114,424		Experian Group Ltd	83,510
5,720	e	Family Dollar Stores, Inc	168
166,763		Federated Department Stores, Inc	6,359
4,973		Hankyu Department Stores, Inc	41
298,213		Isetan Co Ltd	5,388
87,907		JC Penney Co, Inc	6,800
23,386		Keio Corp	151
63,914		Kintetsu Corp	186
67,004		Marks & Spencer Group plc	941
12,409		Marui Co Ltd	145
16,191		Mitsukoshi Ltd	76
2,633		PPR	393
5,367	*	Shinsegae Co Ltd	3,347
10,162		Takashimaya Co Ltd	144
67,045		Target Corp	3,825
282,773		TJX Cos, Inc	8,065
688,051		Tokyu Corp	4,406
6,220		UNY Co Ltd	81
643,603		Wal-Mart Stores, Inc	29,721
3,480		Warehouse Group Ltd	18
		TOTAL GENERAL MERCHANDISE STORES	171,665

HEALTH SERVICES - 2.57%
2,234,128		AmerisourceBergen Corp	100,446
17,069	e	Caremark Rx, Inc	975
4,531	e	Cigna Corp	596
1,061		Coloplast A/S (Class B)	96
3,843	e*	Community Health Systems, Inc	140
2,657	e*	Covance, Inc	157
193,309	*	Coventry Health Care, Inc	9,675
122,258	e*	DaVita, Inc	6,954
4,776	*	Express Scripts, Inc	342
32,410		Fraser and Neave Ltd	95
613,603		Fresenius Medical Care AG.	81,784
7,120		Getinge AB (B Shares)	160
1,435,904	e	Health Management Associates, Inc (Class A)	30,312
3,208,293	e*	Healthsouth Corp	72,668
6,209		Intertek Group plc	101
4,985	e*	Laboratory Corp of America Holdings	366
3,611	*	Lincare Holdings, Inc	144
156,326		McKesson Corp	7,926
35,873		MDS, Inc	654
133,727	*	Medco Health Solutions, Inc	7,146
3,798,137	e*	Nektar Therapeutics	57,770
114,692	e	Omnicare, Inc	4,431
2,030,952		Parkway Holdings Ltd	4,158

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
10,573		Sonic Healthcare Ltd	$124
308		Straumann Holding AG.	75
18,795	e*	Tenet Healthcare Corp	131
3,597	e*	Triad Hospitals, Inc	150
184,833	*	WellPoint, Inc	14,545
		TOTAL HEALTH SERVICES	402,121

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.93%
9,087		Abertis Infraestructuras S.A.	270
9,829		ACS Actividades Cons y Servicios S.A.	554
13,852		Biffa plc	83
1,644,902		Bouygues S.A.	105,593
322,736		Chiyoda Corp	6,319
1,819		Fomento de Construcciones y Contratas S.A.	185
38,000	e	Granite Construction, Inc	1,912
2,511		Grupo Ferrovial S.A.	245
169,226	e	Macquarie Infrastructure Co Trust	6,004
24,989		Multiplex Group	79
10,966		Nishimatsu Construction Co Ltd	36
8,403		Okumura Corp	42
33,125		Transurban Group	199
184,692		Vinci S.A.	23,600
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	145,121

HOLDING AND OTHER INVESTMENT OFFICES - 2.09%
18,608		3i Group plc	368
5,707	e	Allied Capital Corp	186
3,418		AMB Property Corp	200
29,533		Amvescap plc	345
24,043		Apartment Investment & Management Co (Class A)	1,347
24,300		ARC Energy Trust	465
40,917		Archstone-Smith Trust	2,382
14,935		AvalonBay Communities, Inc	1,942
35,979		Boston Properties, Inc	4,025
86,213		Brookfield Asset Management, Inc (Class A)	4,167
7,138		Camden Property Trust	527
35,000		CapitaCommercial Trust	60
35,520		CapitaMall Trust	67
54,446		CFS Gandel Retail Trust	100
15,515		CI Financial Income Fund	355
57,908		Commonwealth Property Office Fund	67
3,839		Crescent Real Estate Equities Co	76
1,817	e	Developers Diversified Realty Corp	114
102,732	e	Douglas Emmett, Inc	2,732
5,240		Duke Realty Corp	214
49,906		Equity Office Properties Trust	2,404
95,383		Equity Residential	4,841
3,201		Fabege AB	86
2,036		Federal Realty Investment Trust	173
8,582		General Growth Properties, Inc	448
77,165		GPT Group	341
6,053		Great Portland Estates plc	82
2,928		Groupe Bruxelles Lambert S.A.	352
575	*	Groupe Bruxelles Lambert S.A.	-	^
7,579		Health Care Property Investors, Inc	279
19,537	e	Host Marriott Corp	480

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
11,058	*	Immoeast AG	$155
33,102		ING Industrial Fund	62
97,623		iStar Financial, Inc	4,668
1,276		Jafco Co Ltd	63
17		Japan Prime Realty Investment Corp	62
16		Japan Real Estate Investment Corp	172
14		Japan Retail Fund Investment Corp	114
22,080		JFE Holdings, Inc	1,137
42,406		Kimco Realty Corp	1,906
23,246		Kiwi Income Property Trust	25
2,390,100		KLCC Property Holdings BHD	1,924
2,396,641		Land Securities Group plc	109,009
3,434	e	Liberty Property Trust	169
84,567		Link Real Estate Investment Trust	174
2,842		Macerich Co	246
12,570		Macquarie Communications Infrastructure Group	63
100,566		Macquarie Infrastructure Group	275
78,297		Macquarie Office Trust	95
2,331,637		Man Group plc	23,865
8,801	*	Meinl European Land Ltd	226
18		Nippon Building Fund, Inc	239
932		Nobel Biocare Holding AG.	276
30,976		Noble Group Ltd	22
10		Nomura Real Estate Office Fund, Inc	92
2,675,769	e	NTL, Inc	67,536
50		NTT Urban Development Corp	97
67,041		Plum Creek Timber Co, Inc	2,672
19,900		PrimeWest Energy Trust	367
9,662		Prologis	587
1,865		PSP Swiss Property AG.	107
35,534		Public Storage, Inc	3,465
16,704,443		RAB Capital plc	34,342
8,432	*	Realogy Corp	256
400	e	Reckson Associates Realty Corp	18
2,570		Regency Centers Corp	201
2,139		Rodamco Europe NV	285
3,963		Sacyr Vallehermoso S.A.	235
40,637		SCOR	120
84,805		Simon Property Group, Inc	8,590
5,600		SL Green Realty Corp	744
29,310		Softbank Corp	570
1,150,000	*	Spazio Investment NV	22,695
15,927,563		Summarecon Agung Tbk PT	2,072
39,677		Suntec Real Estate Investment Trust	47
48,000		Taubman Centers, Inc	2,441
5,232	e	United Dominion Realty Trust, Inc	166
51,434		Vornado Realty Trust	6,249
49,827		Wharf Holdings Ltd	184
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	328,310

HOTELS AND OTHER LODGING PLACES - 2.27%
1,567,836		Accor S.A.	121,486
3,720,000	*	Banyan Tree Holdings Ltd	3,784
15,800	e	Choice Hotels International, Inc	665
6,378		Four Seasons Hotels, Inc	520
600,996		Genting BHD	5,622

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
276,444		Hilton Hotels Corp	$9,648
20,527,434		Hongkong & Shanghai Hotels	34,677
396,829		Indian Hotels Co Ltd	1,387
14,283		Intercontinental Hotels Group plc	353
827,563	e*	Las Vegas Sands Corp	74,050
725,000		Mandarin Oriental International Ltd	1,211
13,545		Marriott International, Inc (Class A)	646
4,996	*	MGM Mirage	287
9,203,338		Minor International PCL	3,090
2,796		NH Hoteles S.A.	55
4,021,000	*	Rezidor Hotel Group AB	34,654
274,000	*	Shanghai Jin Jiang International Hotels Group Co Ltd	131
10,400,950		Shangri-La Asia Ltd	26,810
8,533		Starwood Hotels & Resorts Worldwide, Inc	533
37,932	e	Station Casinos, Inc	3,098
19,926		United Overseas Land Ltd	56
7,899	e*	Wyndham Worldwide Corp	253
354,384	e	Wynn Resorts Ltd	33,259
		TOTAL HOTELS AND OTHER LODGING PLACES	356,275

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.89%
28,461		3M Co	2,218
3,776		Alfa Laval AB	170
192,374	*	Alstom RGPT	26,080
14,498		Amada Co Ltd	154
2,003		Amano Corp	25
112,107	e	American Standard Cos, Inc	5,140
387		Andritz AG.	84
102,364	e	Applied Materials, Inc	1,889
169,500		ARRK Corp	2,554
7,492		ASM Pacific Technology	42
19,300	*	ASML Holding NV	480
391,459		Atlas Copco AB (A Shares)	13,152
8,319		Atlas Copco AB (B Shares)	270
2,841	e	Black & Decker Corp	227
11,744,569	*	Brambles Ltd	118,941
278,854		Canon, Inc	15,700
9,142		Casio Computer Co Ltd	207
229,229		Caterpillar, Inc	14,059
2,553	e	CDW Corp	179
6,622	*	Charter plc	117
14,284		Citizen Watch Co Ltd	109
35,015	e	Cummins, Inc	4,138
3,000		Daifuku Co Ltd	48
9,405		Daikin Industries Ltd	327
38,228		Deere & Co	3,634
298,590	*	Dell, Inc	7,492
77,605		Dover Corp	3,804
53,225		Eaton Corp	3,999
12,890		Ebara Corp	49
247,249	*	EMC Corp	3,264
24,025		FKI plc	49
12,000	e*	Flowserve Corp	606
2,569	e*	FMC Technologies, Inc	158
212,228		FUJIFILM Holdings Corp	8,721
2,271,477		General Electric Co	84,522

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
2,505		Glory Ltd	$44
5,124	*	Grant Prideco, Inc	204
2,314		Heidelberger Druckmaschinen	110
2,884,779		Hewlett-Packard Co	118,824
3,822		Hitachi Construction Machinery Co Ltd	103
10,616	*	Husqvarna AB (B Shares)	166
13,497		IMI plc	134
43,764	e	Ingersoll-Rand Co Ltd (Class A)	1,712
483,752		International Business Machines Corp	46,996
790,294		International Game Technology	36,512
645,114		Ishikawajima-Harima Heavy Industries Co Ltd	2,185
1,365		Itochu Techno-Science Corp	73
7,109		Jabil Circuit, Inc	174
925,737		Japan Steel Works Ltd	7,234
15,306	e	Joy Global, Inc	740
35,756		Komatsu Ltd	726
1,686		Komori Corp	31
19,842		Konica Minolta Holdings, Inc	280
43,546		Kubota Corp	403
4,421		Kurita Water Industries Ltd	95
5,640	e*	Lam Research Corp	285
89,066	e*	Lexmark International, Inc (Class A)	6,520
6,861	*	Logitech International S.A.	198
4,271		Makita Corp	131
17,290		Meggitt plc	105
5,072		Metso Oyj	256
1,054,506		Mitsubishi Heavy Industries Ltd	4,794
487,565		Mitsui & Co Ltd	7,293
27,875		Mitsui Engineering & Shipbuilding Co Ltd	91
2,941		Mitsumi Electric Co Ltd	65
118,037		Modec, Inc	2,827
14,948		NTN Corp	134
3,236		OCE NV	53
7,411	*	Ocean RIG ASA	55
20,368		Oki Electric Industry Co Ltd	45
6,000		Okuma Holdings, Inc	70
3,000		OSG Corp	49
5,105		Pall Corp	176
848,098		Parker Hannifin Corp	65,202
1,433		Rheinmetall AG.	109
6,588		Rockwell Automation, Inc	402
2,519,748		Rolls-Royce Group plc (B Shares)	5
6,637		Safran S.A.	154
41,832	e*	SanDisk Corp	1,800
40,119		Sandvik AB	583
3,978		Scania AB (B Shares)	279
72,121	e	Seagate Technology, Inc	1,911
26,262	v*	Seagate Technology, Inc	-	^
5,773		Seiko Epson Corp	140
245		SIG Holding AG.	82
16,139		SKF AB (B Shares)	298
2,188		SMC Corp	310
7,968	e	Smith International, Inc	327
1,446		Solarworld AG.	91
34,649	*	Solectron Corp	112
2,171	e	SPX Corp	133

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
21,826	e	Stanley Works	$1,098
144		Sulzer AG.	164
255,821		Sumitomo Heavy Industries Ltd	2,687
10,055	e*	Symbol Technologies, Inc	150
4,203		Technip S.A.	288
40,635		Techtronic Industries Co	53
23,948	e*	Terex Corp	1,547
4,698		THK Co Ltd	121
1,575,681		Tokyo Electron Ltd	124,196
1,500		Tokyo Seimitsu Co Ltd	71
7,175		Tomra Systems ASA	49
115,542		Toshiba Corp	752
8,262		Toyota Tsusho Corp	221
253	*	Unaxis Holding AG.	125
5,255	*	Varian Medical Systems, Inc	250
7,368	*	Vestas Wind Systems A/S	311
2,543		Wartsila Oyj (B Shares)	137
8,746	e*	Western Digital Corp	179
625		Wincor Nixdorf AG.	97
8,633		Yokogawa Electric Corp	137
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	767,072

INSTRUMENTS AND RELATED PRODUCTS - 1.66%
149,923	*	Agilent Technologies, Inc	5,225
376,000		Anritsu Corp	2,161
92,296		Applera Corp (Applied Biosystems Group)	3,386
128,625		BAE Systems plc	1,072
4,236		Bard (C.R.), Inc	351
2,018	e	Bausch & Lomb, Inc	105
88,043		Baxter International, Inc	4,084
2,561	e	Beckman Coulter, Inc	153
75,553		Becton Dickinson & Co	5,300
9,261		Biomet, Inc	382
242,396	*	Boston Scientific Corp	4,164
2,184		Cochlear Ltd	100
1,632	e	Cooper Cos, Inc	73
40,745	e	Danaher Corp	2,952
5,933		Dentsply International, Inc	177
90,268	e	Eastman Kodak Co	2,329
3,312		Elekta AB	70
11,816		Finmeccanica S.p.A.	320
31,680	*	Invensys plc	171
587,632		Johnson & Johnson	38,795
16,321		Keyence Corp	4,044
95,103	e	Kla-Tencor Corp	4,731
5,484		Luxottica Group S.p.A.	169
136,088		Medtronic, Inc	7,282
21,794	*	Mettler-Toledo International, Inc	1,718
2,232	e*	Millipore Corp	149
14,020		Nikon Corp	308
10,117		Nippon Electric Glass Co Ltd	213
8,409		Olympus Corp	264
149,249		PCCW Ltd	91
1,822		Phonak Holding AG.	145
8,902		Pitney Bowes, Inc	411
5,228	*	Qiagen NV	80

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
881,380	*	Resmed, Inc	$4,404
22,661	e	Rockwell Collins, Inc	1,434
3,415	e	Roper Industries, Inc	172
7,364,364	*	Safilo S.p.A	43,746
37,474		Smith & Nephew plc	391
48,046	*	St. Jude Medical, Inc	1,757
27,255	e	Stryker Corp	1,502
1,409		Swatch Group AG.	311
1,514		Swatch Group AG.	68
1,885		Synthes, Inc	225
160,130	e*	Teradyne, Inc	2,396
190,612		Terumo Corp	7,496
2,136,469	*	Thermo Electron Corp	96,761
3,967	*	Waters Corp	194
1,134	*	William Demant Holding	92
279,306	*	Xerox Corp	4,734
40,178	*	Zimmer Holdings, Inc	3,149
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	259,807

INSURANCE AGENTS, BROKERS AND SERVICE - 1.22%
152,916	e	AON Corp	5,404
16,694	e	Brown & Brown, Inc	471
574,315		FBD Holdings plc	31,311
1,045,626		Hartford Financial Services Group, Inc	97,567
1,676,759		HBOS plc	37,164
255,678	e	Marsh & McLennan Cos, Inc	7,839
2,463		MLP AG.	49
451,159		QBE Insurance Group Ltd	10,274
22,152		Suncorp-Metway Ltd	356
35,794		Unipol S.p.A.	116
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	190,551

INSURANCE CARRIERS - 4.37%
14,089		ABC Learning Centres Ltd	93
65,183	e	ACE Ltd	3,948
6,199,461		Admiral Group plc	133,401
57,671		Aegon NV	1,099
1,522,136		Aetna, Inc	65,726
116,611		Aflac, Inc	5,364
16,836		Alleanza Assicurazioni S.p.A	225
165,056		Allianz AG.	33,719
23,815		Allstate Corp	1,551
4,085		Ambac Financial Group, Inc	364
111,000	e	American Financial Group, Inc	3,986
422,488		American International Group, Inc	30,275
54,000	*	AMERIGROUP Corp	1,938
656,106		AMP Ltd	5,231
38,102		Assicurazioni Generali S.p.A.	1,673
101,220		Aviva plc	1,629
1,171,058		AXA Asia Pacific Holdings Ltd	6,739
1,103,291		AXA S.A.	44,668
88,582	e	Axis Capital Holdings Ltd	2,956
1,629,548		China Life Insurance Co Ltd	5,562
856,776		Chubb Corp	45,332
6,435		Cincinnati Financial Corp	292
1,654		CNP Assurances	185

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
559		Codan A/S	$54
57,081	e*	Conseco, Inc	1,140
21,387		Corp Mapfre S.A.	97
744,618		Credit Suisse Group	52,096
56,678		Everest Re Group Ltd	5,561
4,133	e	Fairfax Financial Holdings Ltd	821
8,294		Fidelity National Title Group, Inc (Class A)	198
11,203		First American Corp	456
2,934		Fondiaria-Sai S.p.A	140
68,353		Friends Provident plc	290
257,189	e	Genworth Financial, Inc (Class A)	8,798
65,680		Great-West Lifeco, Inc	1,904
4,700	*	Health Net, Inc	229
94,000	*	Humana, Inc	5,199
74,572		ING Groep NV	3,307
55,692		Insurance Australia Group Ltd	279
10,915		Irish Life & Permanent plc	301
7,291		KBC Groep NV	894
6,401	e	Leucadia National Corp	180
11,038		Lincoln National Corp	733
910,000		Loews Corp	37,738
388,410		Manulife Financial Corp	13,106
5,391	e	MBIA, Inc	394
10,148		Mediolanum S.p.A.	83
146,327	e	Metlife, Inc	8,635
3,251	e	MGIC Investment Corp	203
206,351		Millea Holdings, Inc	7,283
48,589		Mitsui Sumitomo Insurance Co Ltd	532
8,193		Muenchener Rueckver AG.	1,410
207,444		Old Mutual plc	708
8,656	e	Old Republic International Corp	202
108,520	*	OneBeacon Insurance Group Ltd	3,039
62,540	e	PartnerRe Ltd	4,442
31,000	*	Philadelphia Consolidated Holding Co	1,381
3,291	e	PMI Group, Inc	155
83,935		Power Corp Of Canada	2,540
60,805		Power Financial Corp	1,965
141,386		Principal Financial Group	8,299
29,136		Progressive Corp	706
149,333		Prudential Financial, Inc	12,822
96,667		Prudential plc	1,324
3,186	e	Radian Group, Inc	172
2,569		RenaissanceRe Holdings Ltd	154
27,267		Resolution plc	342
118,069		Royal & Sun Alliance Insurance Group plc	353
4,498	e	Safeco Corp	281
12,472		Samsung Fire & Marine Insurance Co Ltd	2,166
33,709		Sompo Japan Insurance, Inc	412
222,604		St. Paul Travelers Cos, Inc	11,952
83,735	*	Standard Life plc	485
8,965		Storebrand ASA	114
141,735		Sun Life Financial, Inc	5,994
13,407		Swiss Reinsurance Co	1,140
72,716		T&D Holdings, Inc	4,809
720	*	Topdanmark A/S	119
3,954	e	Torchmark Corp	252

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
1,082		TrygVesta A.S.	$83
231,887		UnitedHealth Group, Inc	12,459
72,429	e	UnumProvident Corp	1,505
161,816		W.R. Berkley Corp	5,584
49,000	*	WellCare Health Plans, Inc	3,376
1,253		Wiener Staedtische Allgemeine Versicherung AG.	88
59,973	e	XL Capital Ltd (Class A)	4,319
161,688		Zurich Financial Services AG.	43,524
		TOTAL INSURANCE CARRIERS	685,283

JUSTICE, PUBLIC ORDER AND SAFETY - 0.00%**
103,481	*	PAN Fish ASA	95
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	95

LEATHER AND LEATHER PRODUCTS - 0.04%
8,079		Adidas-Salomon AG.	402
86,734	*	Coach, Inc	3,726
2,551		Hermes International	319
9,746		LVMH Moet Hennessy Louis Vuitton S.A.	1,029
27,584		Yue Yuen Industrial Holdings	88
		TOTAL LEATHER AND LEATHER PRODUCTS	5,564

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.00%**
11,935		Brisa-Auto Estradas de Portugal S.A.	149
70,474		ComfortDelgro Corp Ltd	74
17,581		Keihin Electric Express Railway Co Ltd	121
10,772		Keisei Electric Railway Co Ltd	61
19,938		SMRT Corp Ltd	16
33,521		Tobu Railway Co Ltd	162
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	583

LUMBER AND WOOD PRODUCTS - 0.00%**
1,956		Nobia AB	75
2,285	*	Sonae Industria SGPS S.A.	23
		TOTAL LUMBER AND WOOD PRODUCTS	98

METAL MINING - 1.33%
29,209		Agnico-Eagle Mines Ltd	1,205
46,378		Alumina Ltd	232
1,498,762		Anglo American plc	73,100
212,603		Barrick Gold Corp	6,536
45	*	Barrick Gold Corp	1
118,000	*	Bema Gold Corp	617
898,707		BHP Billiton Ltd	17,948
11,516		Boliden AB	296
86,626		Cameco Corp	3,506
83,900	*	Eldorado Gold Corp	454
16,100		First Quantum Minerals Ltd	866
108,359		Freeport-McMoRan Copper & Gold, Inc (Class B)	6,039
172,819		Goldcorp, Inc	4,907
9,598		Iluka Resources Ltd	50
59,597	*	Ivanhoe Mines Ltd	588
86,187	*	Kinross Gold Corp	1,021
24,761	*	Meridian Gold, Inc	689
65,461		MMC Norilsk Nickel (ADR)	10,343
13,250		Newcrest Mining Ltd	276

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
17,922		Newmont Mining Corp	$809
875,100		Oxiana Ltd	2,190
17,464	*	Paladin Resources Ltd	123
17,700	*	PAN American Silver Corp	446
35,060		Phelps Dodge Corp	4,197
1,077,594	*	Polyus Gold (ADR)	52,263
11,369		Rio Tinto Ltd	667
41,465		Rio Tinto plc	2,207
5,174,000	*	Straits Asia Resources Ltd	2,227
700		Sumitomo Titanium Corp	78
51,915		Teck Cominco Ltd (Class B)	3,913
981		Umicore	167
76,400		Yamana Gold, Inc	1,003
120,000	*	Zhaojin Mining Industry Co Ltd	239
598,185		Zinifex Ltd	8,872
		TOTAL METAL MINING	208,075

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.08%
1,107		Aderans Co Ltd	27
2,845		Amer Sports Oyj	63
5,933		Bulgari S.p.A.	84
5,863	e	Fortune Brands, Inc	501
25,377		Futuris Corp Ltd	39
88,719		Hasbro, Inc	2,418
14,924		Mattel, Inc	338
8,448		Namco Bandai Holdings, Inc	124
3,829		Sankyo Co Ltd	212
271,920		Tyco International Ltd	8,266
7,075		Yamaha Corp	150
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	12,222

MISCELLANEOUS RETAIL - 0.86%
12,458	e*	Amazon.com, Inc	492
328,883		Best Buy Co, Inc	16,178
1,840		Circle K Sunkus Co Ltd	33
611,468		Compagnie Financiere Richemont AG.	35,629
332,522	e	CVS Corp	10,278
3,183		DCC plc	108
152,000	*	Dollar Tree Stores, Inc	4,575
1,247		Douglas Holding AG.	64
3,000		EDION Corp	45
539		Folli-Follie S.A.	21
15,505		HMV Group plc	43
34,841		Home Retail Group	280
86,506		Hutchison Whampoa Ltd	879
41		Index Corp	24
35,436		Jean Coutu Group, Inc (Class A)	418
1,013,820	*	KarstadtQuelle AG.	29,389
2,076	e	Longs Drug Stores Corp	88
1,562		Matsumotokiyoshi Co Ltd	35
9,076		Next plc	320
34,843		Nippon Mining Holdings, Inc	251
121,125	*	Office Depot, Inc	4,623
13,000	e	OfficeMax, Inc	645
33,389		Origin Energy Ltd	218
20,729		Pacific Brands Ltd	43

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
5,426	e	Petsmart, Inc	$157
794		Ryohin Keikaku Co Ltd	61
1,308,000		Sa Sa International Holdings Ltd	437
2,553		Sanoma-WSOY Oyj	72
30,400	*	Sears Holdings Corp	5,105
47,464		Shoppers Drug Mart Corp	2,039
69,021		Signet Group plc	160
266,540		Staples, Inc	7,117
5,462	e	Tiffany & Co	214
71,348		Tsutsumi Jewelry Co Ltd	2,020
130,315		Walgreen Co	5,980
197,210		Xebio Co Ltd	6,198
		TOTAL MISCELLANEOUS RETAIL	134,239

MOTION PICTURES - 0.95%
12,500		Astral Media, Inc	428
2,980,460		CBS Corp (Class B)	92,931
10,090	*	Discovery Holding Co (Class A)	162
131,765	*	DreamWorks Animation SKG, Inc (Class A)	3,886
435,318		News Corp (Class A)	9,351
21,499	e	News Corp (Class B)	479
2,704	*	Premiere AG.	45
1,177,343		Time Warner, Inc	25,643
5,280		Toho Co Ltd	95
469,723		Walt Disney Co	16,097
		TOTAL MOTION PICTURES	149,117

NONDEPOSITORY INSTITUTIONS - 2.91%
2,712		Acom Co Ltd	91
91,403		Aeon Credit Service Co Ltd	1,732
534,828		Aeon Thana Sinsap Thailand PCL	709
118,504		Aiful Corp	3,336
5,638	e	American Capital Strategies Ltd	261
2,558,204		American Express Co	155,206
4,111,380	*	BlueBay Asset Management (United Kingdom)	31,556
1,100,261		Bursa Malaysia BHD	2,511
78,959		Capital One Financial Corp	6,066
13,085		Cattles plc	113
16,838		Challenger Financial Services Group Ltd	55
488,274		CIT Group, Inc	27,231
8,447	*	Collins Stewart plc	42
33,000	e*	CompuCredit Corp	1,314
24,265		Countrywide Financial Corp	1,030
74,336		Credit Saison Co Ltd	2,561
2,560		D Carnegie AB	55
211,443		Deutsche Postbank AG.	17,855
849,300		Eurocastle Investment Ltd	43,275
520,602		Fannie Mae	30,919
784,800	e	First Marblehead Corp	42,889
290,115		Freddie Mac	19,699
1,402		Hitachi Capital Corp	27
725,000		Hong Leong Finance Ltd	1,806
5,335		Hypo Real Estate Holding AG.	336
19,212		ICAP plc	180
29,601		IGM Financial, Inc	1,246
499		Kenedix, Inc	2,252

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
2,365,192	*	Kim Eng Holdings Ltd	$2,128
1,046,500		Krungthai Card PCL	841
1,800,050		Natixis	50,564
5,352,678		Nissin Co Ltd	2,429
1,623		Perpetual Trustees Australia Ltd	100
3,174		Promise Co Ltd	99
10,168		Provident Financial plc	140
221		SFCG Co Ltd	34
93,241		SLM Corp	4,547
4,384		Takefuji Corp	173
335	v*	Tower Australia Group Ltd	-	^
8,447	*	Tullett Prebon plc	107
		TOTAL NONDEPOSITORY INSTITUTIONS	455,515

NONMETALLIC MINERALS, EXCEPT FUELS - 0.02%
14,272		Aber Diamond Corp	526
60,663		Itochu Corp	498
2,527		Solvay S.A.	388
20,749	e	Vulcan Materials Co	1,865
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	3,277

OIL AND GAS EXTRACTION - 1.60%
7,691	*	Acergy S.A.	148
22,907		Anadarko Petroleum Corp	997
8,516,000		Apexindo Pratama Duta PT	1,638
110,067	e	Baker Hughes, Inc	8,218
993,496		BG Group plc	13,481
11,836	e	BJ Services Co	347
60,886	*	Cameron International Corp	3,230
132,349		Canadian Natural Resources Ltd	7,053
56,500		Canadian Oil Sands Trust	1,580
50,000		Canetic Resources Trust	705
17,081		Chesapeake Energy Corp	496
3,204	e	Cimarex Energy Co	117
4,695	*	Denbury Resources, Inc	130
32,402	*	DET Norske Oljeselskap	60
2,460	e	Diamond Offshore Drilling, Inc	197
10,200	*	Duvernay Oil Corp	302
202,329		EnCana Corp	9,310
30,400		Enerplus Resources Fund	1,321
6,028	e	ENSCO International, Inc	302
32,200		Ensign Energy Services, Inc	508
4,384	e	Equitable Resources, Inc	183
54,700	*	First Calgary Petroleums Ltd	327
28,032	e	GlobalSantaFe Corp	1,648
160,900		Halliburton Co	4,996
26,200		Harvest Energy Trust	589
31,318		Husky Energy, Inc	2,096
524		Inpex Holdings, Inc	4,306
74,500	v*	KazMunaiGas Exploration Production (GDR)	1,822
8,742	*	Lundin Petroleum AB	101
11,814	e*	Nabors Industries Ltd	352
76,845	*	National Oilwell Varco, Inc	4,701
5,100		Neste Oil Oyj	155
64,423	*	Nexen, Inc	3,547
8,300		Niko Resources Ltd	593

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
5,304		Noble Corp	$404
42,000	*	OPTI Canada, Inc	712
6,524		Patterson-UTI Energy, Inc	151
57,780		Penn West Energy Trust	1,762
123,521		Petro-Canada	5,058
4,401,366		PetroChina Co Ltd	6,236
69,000		Petroleo Brasileiro S.A. (ADR)	7,106
6,804	*	Petroleum Geo-Services ASA	160
4,922		Pioneer Natural Resources Co	195
15,000	*	Plains Exploration & Production Co	713
15,100		Precision Drilling Trust	350
157,301	e*	Pride International, Inc	4,721
8,210		ProSafe ASA	117
47,200		Provident Energy Trust	520
5,125		Range Resources Corp	141
4,342,600	*	Renewable Energy Corp A.S.	79,397
4,273		Rowan Cos, Inc	142
296,098		Saipem S.p.A.	7,716
23,712		Santos Ltd	185
161,242		Schlumberger Ltd	10,184
12,800	e*	SEACOR Holdings, Inc	1,269
8,669	*	SeaDrill Ltd	146
3,475		Singapore Petroleum Co Ltd	10
37,615	*	Southwestern Energy Co	1,318
270,112		Talisman Energy, Inc	4,586
4,219	*	TGS Nopec Geophysical Co ASA	87
265,521		Total S.A.	19,155
42,493	*	Transocean, Inc	3,437
28,500		Trican Well Service Ltd	497
6,019	e*	Ultra Petroleum Corp	287
105,900	*	UTS Energy Corp	410
43,400	e*	Veritas DGC, Inc	3,716
13,677	*	Weatherford International Ltd	572
36,000	*	Western Oil Sands, Inc (Class A)	1,010
157,198		Woodside Petroleum Ltd	4,729
174,305		XTO Energy, Inc	8,201
		TOTAL OIL AND GAS EXTRACTION	250,956

PAPER AND ALLIED PRODUCTS - 0.20%
98,034	*	Abitibi-Consolidated, Inc	251
1,391		Billerud AB	25
17,803	*	Canfor Corp	165
232		Canfor Plus Income Fund	2
51,208	*	Domtar, Inc	433
2,101		Holmen AB (B Shares)	91
17,023		International Paper Co	580
221,090		Kimberly-Clark Corp	15,023
3,367		Kokuyo Co Ltd	53
136		Mayr-Melnhof Karton AG.	26
7,138		MeadWestvaco Corp	215
35		Nippon Paper Group, Inc	132
6,801		Norske Skogindustrier ASA	117
29,563		OJI Paper Co Ltd	157
18,388		PaperlinX Ltd	57
360,978		Sanrio Co Ltd	5,427
9,975	e*	Smurfit-Stone Container Corp	105

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
42,000		Sonoco Products Co	$1,599
23,111		Stora Enso Oyj (R Shares)	366
7,457		Svenska Cellulosa AB (B Shares)	389
109,152		Temple-Inland, Inc	5,024
1,741		Uni-Charm Corp	103
20,819		UPM-Kymmene Oyj	526
		TOTAL PAPER AND ALLIED PRODUCTS	30,866

PERSONAL SERVICES - 0.03%
5,347	e	Cintas Corp	212
6,788		Davis Service Group plc	67
12,172		H&R Block, Inc	280
909,625		Kuala Lumpur Kepong BHD	3,481
		TOTAL PERSONAL SERVICES	4,040

PETROLEUM AND COAL PRODUCTS - 5.11%
95,005		Apache Corp	6,319
9,200		Ashland, Inc	636
2,990,948		BP plc	33,234
17,900	e	BP plc (ADR)	1,201
1,084,210		Chevron Corp	79,722
814,374		ConocoPhillips	58,594
75,211		Devon Energy Corp	5,045
1,434,186		ENI S.p.A.	48,238
9,574		EOG Resources, Inc	598
3,917,960	d	Exxon Mobil Corp	300,233
4,249		Hellenic Petroleum S.A.	59
89,000		Hess Corp	4,412
83,918		Imperial Oil Ltd	3,089
149,535		Marathon Oil Corp	13,832
1,820		Motor Oil Hellas Corinth Refineries S.A.	47
5,140	*	Newfield Exploration Co	236
165,733		Noble Energy, Inc	8,133
383,248		Occidental Petroleum Corp	18,714
6,564		OMV AG.	373
14,990		Premier Farnell plc	58
34,154		Repsol YPF S.A.	1,181
3,109,744		Royal Dutch Shell plc (A Shares)	108,685
1,271,825		Royal Dutch Shell plc (B Shares)	44,575
50,919		Shell Canada Ltd (Class A)	1,900
7,466		Showa Shell Sekiyu KK	84
830,635		Statoil ASA	22,014
362,223		Suncor Energy, Inc	28,511
5,044	e	Sunoco, Inc	315
35,570	e	Tesoro Corp	2,339
11,353		TonenGeneral Sekiyu KK	113
155,363		Valero Energy Corp	7,948
		TOTAL PETROLEUM AND COAL PRODUCTS	800,438

PIPELINES, EXCEPT NATURAL GAS - 0.03%
119,957		TransCanada Corp	4,177
		TOTAL PIPELINES, EXCEPT NATURAL GAS	4,177

PRIMARY METAL INDUSTRIES - 1.13%
7,226		Acerinox S.A.	220
92,538	*	Alcan, Inc	4,506

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
34,414	e	Alcoa, Inc	$1,033
7,939	*	Algoma Steel, Inc	224
3,311		Allegheny Technologies, Inc	300
514		Bekaert S.A.	64
328,009		BHP Billiton plc	6,002
27,805		BlueScope Steel Ltd	189
1,623		Boehler-Uddeholm AG.	114
249,649	*	Corning, Inc	4,671
35,701		Corus Group plc	371
12,698		Daido Steel Co Ltd	84
9,913		DOWA HOLDINGS CO Ltd	85
10,913	v*	Dowa Mining Co Ltd	-	^
14,108		Fujikura Ltd	124
538,458		Furukawa Electric Co Ltd	3,384
850		Hoganas AB (Class B)	22
11,536		IPSCO, Inc	1,084
8,727		Johnson Matthey plc	241
110,723		Kobe Steel Ltd	380
43,706	*	Lone Star Technologies, Inc	2,116
39,186		Mitsubishi Materials Corp	147
24,239		Mitsui Mining & Smelting Co Ltd	121
1,718		Mittal Steel Co NV	72
25,956		Mittal Steel Co NV	1,096
17,308		Nippon Light Metal Co Ltd	44
242,818		Nippon Steel Corp	1,396
33,715		Nisshin Steel Co Ltd	125
28,163		Norsk Hydro ASA	874
18,460		Novelis, Inc	516
78,960		Nucor Corp	4,316
22,650		OneSteel Ltd	84
3,966		Outokumpu Oyj	155
454,600		Precision Castparts Corp	35,586
1,636		Salzgitter AG.	214
28,656		Sumitomo Electric Industries Ltd	448
454,807		Sumitomo Metal Industries Ltd	1,976
21,449		Sumitomo Metal Mining Co Ltd	275
1,261,200		Tenaris S.A. (ADR)	62,921
14,330		ThyssenKrupp AG.	675
1,100		Toho Titanium Co Ltd	58
4,348		Tokyo Steel Manufacturing Co Ltd	68
23,761		United States Steel Corp	1,738
131,675		Vallourec	38,292
4,106		Viohalco S.A.	51
3,467		Voestalpine AG.	196
		TOTAL PRIMARY METAL INDUSTRIES	176,658

PRINTING AND PUBLISHING - 0.47%
11,355		APN News & Media Ltd	54
4,811		Arnoldo Mondadori Editore S.p.A.	50
301,333		Axel Springer AG.	53,500
27,138		Dai Nippon Printing Co Ltd	419
11,852		Daily Mail & General Trust	166
6,486		De La Rue plc	82
1,964	e	Dow Jones & Co, Inc	75
2,464	*	Dun & Bradstreet Corp	204
8,586		Emap plc	136

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
6,882		Eniro AB	$91
9,276		Gannett Co, Inc	561
22,592		Independent News & Media plc	90
40,020		John Fairfax Holdings Ltd	153
2,137	e	McClatchy Co (Class A)	92
120,652		McGraw-Hill Cos, Inc	8,207
5,339	e	New York Times Co (Class A)	130
4,991		PagesJaunes Groupe S.A.	99
32,010		Pearson plc	484
288,798		PRONEXUS, Inc	2,691
21,176	*	Quebecor World, Inc	245
8,535		R.R. Donnelley & Sons Co	303
28,164		Reed Elsevier NV	480
50,170		Reed Elsevier plc	551
1,928		Schibsted ASA	69
59,222		Singapore Press Holdings Ltd	165
55,433		Thomson Corp	2,300
23,540		Toppan Printing Co Ltd	260
6,363		Tribune Co	196
11,648		Trinity Mirror plc	107
11,250		United Business Media plc	153
135		Washington Post Co (Class B)	101
11,670		Wolters Kluwer NV	336
30,828		Yell Group plc	344
61,900		Yellow Pages Income Fund	683
		TOTAL PRINTING AND PUBLISHING	73,577

RAILROAD TRANSPORTATION - 0.22%
64,974		Burlington Northern Santa Fe Corp	4,796
1,380		Canadian National Railway Co	59
128,166	*	Canadian National Railway Co	5,503
39,091		Canadian Pacific Railway Ltd	2,058
63		Central Japan Railway Co	651
239,512		CSX Corp	8,247
135		East Japan Railway Co	902
15,645		Firstgroup plc	176
80,311		Norfolk Southern Corp	4,039
27,105		Odakyu Electric Railway Co Ltd	173
75,172		Union Pacific Corp	6,917
68		West Japan Railway Co	291
		TOTAL RAILROAD TRANSPORTATION	33,812

REAL ESTATE - 3.94%
120,105		Aeon Mall Co Ltd	6,782
1,373,420	*	Allgreen Properties Ltd	600
2,746,841		Allgreen Properties Ltd	2,346
35,547		Ascendas Real Estate Investment Trust	62
6,546,618		Ayala Land, Inc	2,035
4,777		Bovis Homes Group plc	101
2,986,156		British Land Co plc	100,215
10,173		Brixton plc	115
34,196		Brookfield Properties Co	1,347
2,121,731		CapitaLand Ltd	8,577
6,380		Castellum AB	85
1,539,468	*	CB Richard Ellis Group, Inc (Class A)	51,110
32,610		Centro Properties Group	234

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
61,303		Cheung Kong Holdings Ltd	$755
19,624		City Developments Ltd	162
269		Cofinimmo	54
1,605		Corio NV	131
105,919		DB RREEF Trust	148
2,027		Fadesa Inmobiliaria S.A.	94
51,460,430		Far East Consortium	25,140
1,773,900		GAGFAH S.A.	56,269
494		Gecina S.A.	95
1,618,644		Hammerson plc	49,979
91,683		Hang Lung Properties Ltd	230
36,789		Henderson Land Development Co Ltd	206
27,228		Hopewell Holdings	96
26,263		Hysan Development Co Ltd	69
2,569,400		IGB Corp BHD	1,311
17,806	*	IMMOFINANZ Immobilien Anlagen AG.	254
56,771		Investa Property Group	112
3,462		IVG Immobilien AG.	149
230,000	e	Jones Lang LaSalle, Inc	21,199
20,119		Kerry Properties Ltd	94
734		Klepierre	139
5,431		Kungsleden AB	83
5,288,003		Land and Houses PCL	962
5,013		Leopalace21 Corp	160
10,778		Liberty International plc	295
55,282		Macquarie Goodman Group	332
75,754,000		Megaworld Corp	3,738
11,488		MI Developments, Inc (Class A)	411
39,162		Mirvac Group	173
2,883,473		Mitsubishi Estate Co Ltd	74,628
32,853		Mitsui Fudosan Co Ltd	802
106,228		New World Development Ltd	214
75,512		ORIX Corp	21,860
19,000		Pacific Management Corp	41,671
1,859,113	*	Patrizia Immobilien AG.	55,365
721		Risa Partners, Inc	3,041
8,463,200		Robinsons Land Corp	2,804
42,497,000	*	Shui On Land Ltd	37,097
2,056,000		Shun TAK Holdings Ltd	3,145
3,422		Singapore Land Ltd	19
54,871		Sino Land Co	128
18,736		Slough Estates plc	288
1,620,600		SP Setia BHD	2,343
2,756	e	St. Joe Co	148
54,394		Stockland Trust Group	356
648,766		Sumitomo Realty & Development Co Ltd	20,825
56,436		Sun Hung Kai Properties Ltd	648
11,572		Tokyo Tatemono Co Ltd	129
487,307		Tokyu Land Corp	4,594
1,826		Unibail	446
3,156,568	*	Unitech Corporate Parks plc	5,810
262,700		Urban Corp	3,987
826		Wereldhave NV	110
59,882		Westfield Group	992
1,066		Wihlborgs Fastigheter AB	22
15,363		Wing Tai Holdings Ltd	23
		TOTAL REAL ESTATE	617,944

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.05%
6,228		Ansell Ltd	$55
235,161		Bridgestone Corp	5,246
5,224		Continental AG.	608
1,700		Cooper Tire & Rubber Co	24
18,738		Denki Kagaku Kogyo KK	78
5,705		Michelin (C.G.D.E.) (Class B)	546
25,282		Mitsui Chemicals, Inc	195
10,994		Newell Rubbermaid, Inc	318
3,800		Nokian Renkaat Oyj	78
114,448		Pirelli & C S.p.A.	114
7,198	*	Ryanair Holdings plc	99
3,155	e	Sealed Air Corp	205
6,983		Sumitomo Bakelite Co Ltd	48
2,086		Uponor Oyj	78
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCT	7,692

SECURITY AND COMMODITY BROKERS - 3.63%
123,297		Ameriprise Financial, Inc	6,720
107,487		Australian Stock Exchange Ltd	3,237
3,499,653		Babcock & Brown Ltd	68,508
437,500		Bear Stearns Cos, Inc	71,216
393,101		Charles Schwab Corp	7,603
1,323		Chicago Mercantile Exchange Holdings, Inc	674
65,000	e*	Cowen Group, Inc	1,375
150,623		Daewoo Securities Co Ltd	3,037
51,282		Daiwa Securities Group, Inc	575
4,059		Deutsche Boerse AG.	747
16,850	*	E*Trade Financial Corp	378
58		E*Trade Securities Co Ltd	55
3,583		Euronext NV	423
7,061		Franklin Resources, Inc	778
426,073		Goldman Sachs Group, Inc	84,938
1,495		Hellenic Exchanges S.A.	27
313,238		Hong Kong Exchanges and Clearing Ltd	3,443
442,717		iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker	6,534
1,360,822	e	Janus Capital Group, Inc	29,380
1,599,200	e*	Knight Capital Group, Inc (Class A)	30,657
1,171,664		Korea Investment Holdings Co Ltd	58,331
257,332		Legal & General Group plc	794
4,865		Legg Mason, Inc	462
78,195		Lehman Brothers Holdings, Inc	6,109
6,379		London Stock Exchange Group plc	164
85,767		Macquarie Bank Ltd	5,344
4,524		Matsui Securities Co Ltd	34
146,269		Merrill Lynch & Co, Inc	13,618
9,494		Mitsubishi Securities Co	105
1,736,188		Morgan Stanley	141,378
32,893		Nikko Cordial Corp	377
402,299		Nomura Holdings, Inc	7,589
3,064		OMX AB	56
38,850		Raymond James Financial, Inc	1,178
370		SBI Holdings, Inc	125
4,902		Schroders plc	107

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
18,956		Shinko Securities Co Ltd	$74
1,628,587		Singapore Exchange Ltd	6,052
9,868		T Rowe Price Group, Inc	432
4,932	*	Tower Ltd	8
16,941		TSX Group, Inc	677
3,706,000	*	Utama Banking Group BHD	1,544
5,051,000		Yuanta Core Pacific Securities Co	4,193
		TOTAL SECURITY AND COMMODITY BROKERS	569,056

SOCIAL SERVICES - 0.00%**
6,814		Vedior NV	141
		TOTAL SOCIAL SERVICES	141

SPECIAL TRADE CONTRACTORS - 0.00%**
5,349		COMSYS Holdings Corp	59
2,335		KCI Konecranes Oyj	69
6,131		Kinden Corp	50
3,033		Kone Oyj (Class B)	172
		TOTAL SPECIAL TRADE CONTRACTORS	350

STONE, CLAY, AND GLASS PRODUCTS - 1.52%
40,298		Asahi Glass Co Ltd	484
8,447		Central Glass Co Ltd	48
215,900		Ciments Francais	41,467
9,358		Cimpor Cimentos de Portugal S.A.	78
12,545		Compagnie de Saint-Gobain	1,054
7,663		Cookson Group plc	94
15,549		CRH plc	647
35,971		CSR Ltd	107
1,686		FLSmidth & Co A/S	107
2,403,000	*	Galaxy Entertainment Group Ltd	2,249
28,364		Hanson plc	428
1,200,999		Holcim Ltd	110,096
13,843,000		Holcim Philippines, Inc	2,201
1,515,000		Indocement Tunggal Prakarsa Tbk PT	969
2,818		Italcementi S.p.A.	80
18,434		James Hardie Industries NV	140
5,957		Lafarge S.A.	886
339,821		NGK Insulators Ltd	5,248
13,551,058		Nippon Sheet Glass Co Ltd	63,539
6,080	e*	Owens-Illinois, Inc	112
1,053	*	RHI AG.	54
392,025		Rinker Group Ltd	5,586
629,500		Semen Gresik Persero Tbk PT	2,541
16,952		Sumitomo Osaka Cement Co Ltd	55
34,376		Taiheiyo Cement Corp	135
9,977		Toto Ltd	100
35,260		UBE Industries Ltd	101
2,797		Wienerberger AG.	166
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	238,772

TEXTILE MILL PRODUCTS - 0.00%**
474	*	Fiberweb plc	2
26,858		Texwinca Holdings Ltd	19
		TOTAL TEXTILE MILL PRODUCTS	21

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
TOBACCO PRODUCTS - 2.20%
2,179,223		Altadis S.A.	$114,060
2,165,625		Altria Group, Inc	185,854
61,905		British American Tobacco plc	1,732
27,294		Imperial Tobacco Group plc	1,074
195,972		ITC Ltd	780
8,348		Japan Tobacco, Inc	40,335
11,960		Swedish Match AB	224
		TOTAL TOBACCO PRODUCTS	344,059

TRANSPORTATION BY AIR - 0.11%
19,100	*	ACE Aviation Holdings, Inc (Class A)	619
4,822		Air France-KLM	203
25,000		All Nippon Airways Co Ltd	89
62,000	e*	AMR Corp	1,874
38,757		Auckland International Airport Ltd	60
15,946		BBA Aviation plc	85
22,651	*	British Airways plc	234
1,755,655		Cathay Pacific Airways Ltd	4,329
35,000	e*	Continental Airlines, Inc (Class B)	1,444
9,109		Deutsche Lufthansa AG.	251
59,517		FedEx Corp	6,465
432		Flughafen Wien AG.	42
18,857		Iberia Lineas Aereas de Espana	69
32,000	*	Japan Airlines Corp	57
26,873		Macquarie Airports	76
38,115		Qantas Airways Ltd	157
127	e*	Ryanair Holdings plc (ADR)	10
35,775		SABMiller plc	823
3,051	*	SAS AB	52
21,317		Singapore Airlines Ltd	243
26,767	e	Southwest Airlines Co	410
		TOTAL TRANSPORTATION BY AIR	17,592

TRANSPORTATION EQUIPMENT - 4.43%
21,000	e	A.O. Smith Corp	789
138,000		Autoliv, Inc	8,321
1,497,500		Bayerische Motoren Werke AG.	86,009
1,066,492		Boeing Co	94,747
1,476	*	Bombardier, Inc (Class A)	5
352,677	*	Bombardier, Inc (Class B)	1,195
3,679		Brunswick Corp	117
278,948		Calsonic Kansei Corp	1,631
44,911		Cobham plc	170
30,842		Cosco Corp Singapore Ltd	46
36,460		DaimlerChrysler AG.	2,252
222,435		Denso Corp	8,822
114		D'ieteren S.A.	41
12,980		European Aeronautic Defence and Space Co	447
21,729	*	Fiat S.p.A.	415
171,916	e*	Ford Motor Co	1,291
884,714		General Dynamics Corp	65,779
79,915	e	General Motors Corp	2,455
6,862		Genuine Parts Co	325
28,183		GKN plc	153
1,786,459		Goodpack Ltd	1,794

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
742,200		Hankyu Hanshin Holdings, Inc	$4,241
35,858	e	Harley-Davidson, Inc	2,527
1,604		Harsco Corp	122
9,182		Hino Motors Ltd	47
62,096		Honda Motor Co Ltd	2,452
25,051	*	Hyundai Motor Co	1,816
728,469		Isuzu Motors Ltd	3,422
6,835		ITT Industries, Inc	388
60,390		Johnson Electric Holdings Ltd	41
7,495		JTEKT Corp	159
52,044		Kawasaki Heavy Industries Ltd	195
3,698,596		Keppel Corp Ltd	42,442
4,812		Lagardere S.C.A.	387
435,342	e	Lockheed Martin Corp	40,082
26,731		Magna International, Inc (Class A)	2,152
5,049		MAN AG.	456
463,258		Nabtesco Corp	5,804
6,421		NHK Spring Co Ltd	68
13,021		Northrop Grumman Corp	882
18,401		NSK Ltd	181
2,882		Oshkosh Truck Corp	140
433,838	e	Paccar, Inc	28,156
19,356	e*	Pactiv Corp	691
6,067		Peugeot S.A.	402
240,812	e	Raytheon Co	12,715
298,058		Renault S.A.	35,804
167		Rieter Holding AG.	87
70,554		Rolls-Royce Group plc	619
1,713,515		SembCorp Marine Ltd	3,799
2,761		Shimano, Inc	80
497,081		Siemens AG.	49,305
1,785,300		Singapore Technologies Engineering Ltd	3,585
313,164		Smiths Group plc	6,080
105,317	*	Spirit Aerosystems Holdings, Inc (Class A)	3,525
4,465	e	Textron, Inc	419
3,420		Thales S.A.	171
2,200		Tokai Rika Co Ltd	56
34,060		Tomkins plc	164
2,396		Toyoda Gosei Co Ltd	56
7,694		Toyota Industries Corp	354
394,418		Toyota Motor Corp	26,382
3,265		Trelleborg AB (B Shares)	78
40,000	*	TRW Automotive Holdings Corp	1,035
1,909,309		United Technologies Corp	119,370
138,424		Volkswagen AG.	15,694
3,029		Volkswagen AG.	226
2,730		Volvo AB (A Shares)	194
9,743		Volvo AB (B Shares)	671
7,389		Yamaha Motor Co Ltd	232
		TOTAL TRANSPORTATION EQUIPMENT	694,758

TRANSPORTATION SERVICES - 0.05%
7,870		Arriva plc	118
29,448	e	Expeditors International Washington, Inc	1,193
270,000	e*	Hertz Global Holdings, Inc	4,695
112		Kuoni Reisen Holding	60

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
2,611	*	Lear Corp	$77
55,955		MTR Corp	141
5,491		National Express Group plc	121
5,495		Sabre Holdings Corp (Class A)	175
30,266		Stagecoach Group plc	91
1,631		Stolt-Nielsen S.A.	50
30,495		Sydney Roads Group	32
21,363		Toll Holdings Ltd	308
8,480	*	TUI AG.	169
		TOTAL TRANSPORTATION SERVICES	7,230

TRUCKING AND WAREHOUSING - 0.38%
30,873		Deutsche Post AG.	931
120,003		DSV A/S	21,924
9,323		Kamigumi Co Ltd	76
4,262		Mitsubishi Logistics Corp	66
30,343		Nippon Express Co Ltd	166
4,991		Seino Holdings Corp	47
725,013		TNT NV	31,181
71,320		United Parcel Service, Inc (Class B)	5,347
14,378		Yamato Transport Co Ltd	221
		TOTAL TRUCKING AND WAREHOUSING	59,959

WATER TRANSPORTATION - 0.12%
44		AP Moller - Maersk A/S	414
234,000	e	Aries Maritime Transport Ltd	2,146
1,516		Cargotec Corp (B Shares)	84
60,359	e	Carnival Corp	2,961
6,803		Carnival plc	345
513		Compagnie Maritime Belge S.A.	22
601		D/S Torm A/S	39
135,000	*	Danaos Corp	3,240
758		Euronav NV	23
1,194,000		Ezra Holdings Ltd	3,098
2,084		Frontline Ltd	67
22,186		Kawasaki Kisen Kaisha Ltd	174
2,148		Kuehne & Nagel International AG.	156
44,145		Mitsui OSK Lines Ltd	436
14,020		Neptune Orient Lines Ltd	19
41,636		Nippon Yusen Kabushiki Kaisha	304
175,000	e	Omega Navigation Enterprises, Inc (Class A)	2,741
11,517		Orient Overseas International Ltd	73
36,000	e	Overseas Shipholding Group, Inc	2,027
16,842	e	Royal Caribbean Cruises Ltd	697
		TOTAL WATER TRANSPORTATION	19,066

WHOLESALE TRADE-DURABLE GOODS - 0.36%
3,845		AGFA-Gevaert NV	98
17,002	e*	Arrow Electronics, Inc	536
12,416		Assa Abloy AB (Class B)	270
1,292		Autobacs Seven Co Ltd	47
23,315		Boral Ltd	141
4,305		Buhrmann NV	64
87,000	e	Building Material Holding Corp	2,148
13,817		Bunzl plc	170
3,171		Canon Marketing Japan Inc	72

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
3,912		Compagnie Generale d'Optique Essilor International S.A.	$421
1,783		Creative Technology Ltd	12
4,383	e*	Cytyc Corp	124
17,319		Electrocomponents plc	99
22,025		Finning International, Inc	903
20,541	*	Hagemeyer NV	104
18,218		Inchcape plc	181
5,065		Kingspan Group plc	134
1,713	e	Martin Marietta Materials, Inc	178
12,857,697	*	Melco International Development	30,482
23		NET One Systems Co Ltd	30
863,529		Nissan Motor Co Ltd	10,398
4,520	*	Patterson Cos, Inc	161
1,524,500		PT Astra International Tbk	2,661
3,319		Rautaruukki Oyj	132
1,772	*	Securitas Direct AB (B Shares)	6
1,772	*	Securitas Systems AB (B Shares)	7
41,947		Sumitomo Corp	628
3,318	*	Tandberg Television ASA	42
89,000	*	TMK OAO (GDR)	3,115
576,000		UMW Holdings BHD	1,257
2,994	e	W.W. Grainger, Inc	209
7,500	e*	WESCO International, Inc	441
15,040		Wesfarmers Ltd	446
26,148		Wolseley plc	631
1,634		Zodiac S.A.	110
		TOTAL WHOLESALE TRADE-DURABLE GOODS	56,458

WHOLESALE TRADE-NONDURABLE GOODS - 0.96%
1,237		Axfood AB	51
363,612		Billabong International Ltd	4,994
116,203		Cardinal Health, Inc	7,487
1,733		Casino Guichard Perrachon S.A.	161
3,384		Celesio AG.	181
5,277	e*	Dean Foods Co	223
733,531		Esprit Holdings Ltd	8,190
80,320		Foster's Group Ltd	439
10,283		Fyffes plc	24
253,180		Gazprom (ADR)	11,646
14,859	*	Gildan Activewear, Inc	694
847,877	e*	Idearc, Inc	24,292
35,682	*	KT&G Corp	2,168
90,266		Li & Fung Ltd	281
61,236		Marubeni Corp	311
6,409		Metro AG.	409
53,798		Mitsubishi Corp	1,013
25,202		Nike, Inc (Class B)	2,496
48,400		Nippon Oil Corp	324
1,658		Oriflame Cosmetics S.A.	68
1,033,458		Orkla ASA	58,508
345,600		Pelikan International Corp BHD	341
146,645	e	Safeway, Inc	5,068
37,500		San-A Co Ltd	1,182
5,211,585		Sinochem Hong Kong Holding Ltd	2,164
1,105		Societe BIC S.A.	77
2,971		Suzuken Co Ltd	112

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

				MATURITY	VALUE
SHARES			RATE	DATE	(000)
275,000	*	Symrise AG.			$7,079
24,464	e	Sysco Corp			899
68,345		Unilever NV			1,867
282,500		Unilever NV			7,698
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			150,447

		TOTAL COMMON STOCKS			15,424,651
		(Cost $13,819,507)

WARRANTS - 0.00%**

HOTELS AND OTHER LODGING PLACES - 0.00%**
1,408,348	*	Minor International PCL (Expires 03/29/08)			226
		TOTAL HOTELS AND OTHER LODGING PLACES			226

		TOTAL WARRANTS			226
		(Cost $0)

SHORT-TERM INVESTMENTS - 3.69%

PRINCIPAL

COMMERCIAL PAPER - 0.46%
$ 30,000,000	d	American Honda Finance Corp	5.220%	02/07/07	29,842
12,500,000	c,d	CC (USA), Inc	5.260	01/08/07	12,489
30,000,000	c,d	Ranger Funding Co LLC	5.260	01/24/07	29,902
		TOTAL COMMERCIAL PAPER			72,233

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 0.11%
1,000,000		Federal Home Loan Bank (FHLB)	4.800	01/02/07	1,000
800,000		FHLB	5.200	01/19/07	798
3,195,000		Federal Home Loan Mortgage Corp (FHLMC)	5.170	01/02/07	3,195
12,115,000		Federal National Mortgage Association (FNMA)	5.128	02/21/07	12,030
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			17,023
SHARES

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.12%
489,332,182	v	State Street Navigator Securities Lending Prime Portfolio			489,332
		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			489,332

		TOTAL SHORT-TERM INVESTMENTS			578,588
		(Cost $578,577) (includes $501,152 of cash collateral for securities on loan)

		TOTAL PORTFOLIO - 102.81%			16,115,055
		(Cost $14,478,490)

		OTHER ASSETS & LIABILITIES, NET - (2.81%)			(440,858)

		NET ASSETS - 100.00%			$15,674,197

		The following abbreviations are used in portfolio descriptions:
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	LLC	Limited Liability Company
	plc	Public Limited Company

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

*	Non-income producing.
**	Percentage represents less than 0.01%.
^	Amount represents less than $1,000.
a	Affiliated Holding.
c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.
d	All or a portion of these securities have been segregated by the Custodian to cover margin or other requirements on open futures contracts.
e	All or a portion of these securities are out on loan.
v	Security valued at fair value.

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

				UNREALIZED
	NUMBER OF	MARKET	EXPIRATION	APPRECIATION
OPEN FUTURES CONTRACTS:	CONTRACTS	VALUE	DATE	(DEPRECIATION)

E-mini S&P 500 Index	565	$ 40,352,300	March 2007	$ 212,242

COLLEGE RETIREMENT EQUITIES FUND
TRANSACTIONS WITH AFFILIATED COMPANIES-GLOBAL EQUITIES ACCOUNT
JANUARY 1, 2006 - DECEMBER 31, 2006

	Value at	Purchase		Realized	Dividend	Withholding	Shares at	Value at
Issue	December 31, 2005	Cost	Proceeds	Gain/(Loss)	Income	Expense	December 31, 2006	December 31, 2006
Saic, Inc	$ **	$ 30,373,468	$ 1,442,541	$ 305,541	$ -	$ -	5,468,711	$97,288,369
		$ 30,373,468	$ 1,442,541	$ 305,541	$ -	$ -		$97,288,369

** Not an Affiliate as of December 31, 2005

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
Summary of Market Values by Country
December 31, 2006

		% OF MARKET
	VALUE	VALUE

DOMESTIC
UNITED STATES	$7,530,916,092	46.73%
TOTAL DOMESTIC	7,530,916,092	46.73

FOREIGN
AUSTRALIA	322,663,447	2.00
AUSTRIA	3,138,224	0.02
BELGIUM	6,368,671	0.04
BRAZIL	7,106,310	0.04
CANADA	250,868,693	1.56
CAYMAN ISLANDS	28,821,842	0.18
CHINA	49,718,550	0.31
DENMARK	25,981,447	0.16
FINLAND	114,968,107	0.71
FRANCE	1,032,913,815	6.41
GERMANY	938,554,756	5.82
GREECE	3,278,888	0.02
HONG KONG	554,332,878	3.44
INDIA	32,012,564	0.20
INDONESIA	12,501,421	0.08
IRELAND	62,587,301	0.39
ITALY	207,308,839	1.29
JAPAN	1,212,663,008	7.52
LUXEMBOURG	62,921,268	0.39
MALAYSIA	73,843,728	0.46
NETHERLANDS	318,772,507	1.98
NEW ZEALAND	4,581,489	0.03
NORWAY	163,506,624	1.01
PAKISTAN	905,250	0.01
PHILIPPINES	30,736,289	0.19
PORTUGAL	1,751,994	0.01
REPUBLIC OF KOREA	79,802,415	0.50
RUSSIA	77,367,427	0.48
SINGAPORE	231,609,431	1.44
SOUTH AFRICA	4,723,200	0.03
SPAIN	389,803,611	2.42
SWEDEN	126,311,671	0.78
SWITZERLAND	530,949,915	3.29
TAIWAN (REPUBLIC OF CHINA)	12,476,825	0.08
THAILAND	10,268,931	0.06
UNITED KINGDOM	1,598,017,534	9.92
TOTAL FOREIGN	8,584,138,870	53.27
TOTAL PORTFOLIO	$16,115,054,962	100.00%

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND
GROWTH ACCOUNT
STATEMENT OF INVESTMENTS
December 31, 2006

			VALUE
SHARES			(000)

COMMON STOCKS - 99.87%

AMUSEMENT AND RECREATION SERVICES - 0.21%
400	e	Harrah's Entertainment, Inc	$33
360	*	Penn National Gaming, Inc	15
1,500,600		Publishing & Broadcasting Ltd	25,289
305	e	Warner Music Group Corp	7
		TOTAL AMUSEMENT AND RECREATION SERVICES	25,344

APPAREL AND ACCESSORY STORES - 0.64%
1,973,442	e*	J Crew Group, Inc	76,076
200	*	Kohl's Corp	14
3,970	e	Limited Brands, Inc	115
1,810	e	Ross Stores, Inc	53
		TOTAL APPAREL AND ACCESSORY STORES	76,258

APPAREL AND OTHER TEXTILE PRODUCTS - 0.76%
1,172,259		Polo Ralph Lauren Corp	91,038
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	91,038

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.00%**
4,800	*	Copart, Inc	144
2,400	e*	O'Reilly Automotive, Inc	77
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	221

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.16%
37,340		Home Depot, Inc	1,499
577,900	e	Lowe's Cos, Inc	18,002
300	e	Sherwin-Williams Co	19
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	19,520

BUSINESS SERVICES - 13.16%
2,080	e*	Activision, Inc	36
6,316,544	*	Adobe Systems, Inc	259,736
900	e*	Akamai Technologies, Inc	48
190	e*	Alliance Data Systems Corp	12
3,450	*	Autodesk, Inc	140
41,960		Automatic Data Processing, Inc	2,067
5,550	*	BEA Systems, Inc	70
1,740	e*	BMC Software, Inc	56
1,680	e	Brink's Co	107
640	e*	Cadence Design Systems, Inc	11
6,485	e*	Ceridian Corp	181
2,295	e*	Cerner Corp	104
2,465	e*	Checkfree Corp	99
2,720	e*	Citrix Systems, Inc	74
229,151	e*	Cognizant Technology Solutions Corp (Class A)	17,681
3,318,960	*	eBay, Inc	99,801
3,736,721	e*	Electronic Arts, Inc	188,181
4,550	e	Equifax, Inc	185

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
200	e	Factset Research Systems, Inc	$11
420		Fair Isaac Corp	17
16,000	e	First Data Corp	408
5,780	e*	Fiserv, Inc	303
711,031	e*	Gartner, Inc	14,071
859,860	*	Google, Inc (Class A)	395,948
1,840	e*	Interpublic Group of Cos, Inc	23
1,577,800	e*	Intuit, Inc	48,139
8,955	e*	Iron Mountain, Inc	370
1,757,600	e*	Juniper Networks, Inc	33,289
2,995	e*	Lamar Advertising Co (Class A)	196
10,026,906		Microsoft Corp	299,403
2,400	e	MoneyGram International, Inc	75
3,720	e*	NCR Corp	159
236,853	e	Omnicom Group, Inc	24,761
1,455	e*	Red Hat, Inc	34
4,430	e	Robert Half International, Inc	164
2,355	e*	Salesforce.com, Inc	86
4,579,259	e*	Sun Microsystems, Inc	24,820
1,545,800	e*	Symantec Corp	32,230
115	e*	Synopsys, Inc	3
4,185	e	Total System Services, Inc	110
300	*	VeriSign, Inc	7
2,900		Waste Management, Inc	107
5,220,654	e*	Yahoo!, Inc	133,336
		TOTAL BUSINESS SERVICES	1,576,659

CHEMICALS AND ALLIED PRODUCTS - 13.26%
2,883,151	e	Abbott Laboratories	140,438
411,850	e	Air Products & Chemicals, Inc	28,945
2,025,475	*	Amgen, Inc	138,360
1,500		Avon Products, Inc	49
300	*	Barr Pharmaceuticals, Inc	15
1,380	e*	Biogen Idec, Inc	68
125	e*	Cephalon, Inc	9
700		Colgate-Palmolive Co	46
3,200		Dade Behring Holdings, Inc	127
731,700		Daiichi Sankyo Co Ltd	22,872
800		Ecolab, Inc	36
6,235	*	Forest Laboratories, Inc	315
1,799,073	e*	Genentech, Inc	145,959
2,824,264	e*	Gilead Sciences, Inc	183,379
4,695	e*	Hospira, Inc	158
3,165	e*	Idexx Laboratories, Inc	251
2,843,806	a,e*	Keryx Biopharmaceuticals, Inc	37,823
1,773,281	e*	Medimmune, Inc	57,401
994,841		Merck & Co, Inc	43,375
5,031,402	e	Monsanto Co	264,300
4,990		Praxair, Inc	296
3,133,340		Procter & Gamble Co	201,380
694,167		Roche Holding AG.	124,477
520	e*	Sepracor, Inc	32
7,730	e*	VCA Antech, Inc	249
477,956	e*	Vertex Pharmaceuticals, Inc	17,885
3,564,271	e	Wyeth	181,493
		TOTAL CHEMICALS AND ALLIED PRODUCTS	1,589,738

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)

COAL MINING - 0.20%
2,380	e	Massey Energy Co	$55
317,760	e	Peabody Energy Corp	12,841
289,000	e	Sasol Ltd (ADR)	10,664
		TOTAL COAL MINING	23,560

COMMUNICATIONS - 3.57%
1,646,651	e	America Movil S.A. de C.V.(Series L) (ADR)	74,462
7,275	*	American Tower Corp (Class A)	271
2,858,914	e	AT&T, Inc	102,206
2,905,115	e*	Comcast Corp (Class A)	122,974
6,110	e*	Crown Castle International Corp	197
1,990	e	Global Payments, Inc	92
3,427,736	e	Grupo Televisa S.A. (ADR)	92,583
1,300	e*	Level 3 Communications, Inc	7
9,580	*	Liberty Media Holding Corp (Interactive A)	207
1,995	e*	NeuStar, Inc (Class A)	65
523,993	e*	NII Holdings, Inc	33,766
7,805		Sprint Nextel Corp	147
570	*	US Cellular Corp	40
11,060	*	Viacom, Inc (Class B)	454
5,045	e*	XM Satellite Radio Holdings, Inc (Class A)	73
		TOTAL COMMUNICATIONS	427,544

DEPOSITORY INSTITUTIONS - 0.35%
5,115		Bank of Hawaii Corp	276
1,850	e	Cullen/Frost Bankers, Inc	103
13,910		Mellon Financial Corp	586
1,980	e	Northern Trust Corp	120
100		State Street Corp	7
17,175		Synovus Financial Corp	529
1,792,711	e	Western Union Co	40,193
		TOTAL DEPOSITORY INSTITUTIONS	41,814

EATING AND DRINKING PLACES - 1.27%
540	e	Brinker International, Inc	16
789,009	e	McDonald's Corp	34,977
3,296,721	e*	Starbucks Corp	116,770
14,400		Tim Hortons, Inc	417
1,070	e	Wendy's International, Inc	36
4,035		Yum! Brands, Inc	237
		TOTAL EATING AND DRINKING PLACES	152,453

EDUCATIONAL SERVICES - 0.00%**
755	e*	Career Education Corp	18
1,865	*	ITT Educational Services, Inc	124
		TOTAL EDUCATIONAL SERVICES	142

ELECTRIC, GAS, AND SANITARY SERVICES - 0.59%
13,600	*	Allegheny Energy, Inc	624
5,020		Aqua America, Inc	114
2,440,000		Fortum Oyj	69,443
2,150		Questar Corp	179
4,625	e	Republic Services, Inc	188
4,240	e*	Stericycle, Inc	320

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	70,868

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 15.51%
1,200	e*	Altera Corp	$24
400		Ametek, Inc	13
3,180	e	Amphenol Corp (Class A)	197
3,296,569	*	Apple Computer, Inc	279,681
895	e	AVX Corp	13
2,055,491	e*	Broadcom Corp (Class A)	66,413
11,939,202	*	Cisco Systems, Inc	326,298
1,473,026	e	Cooper Industries Ltd (Class A)	133,206
4,422,466		Emerson Electric Co	194,987
1,470	e*	Energizer Holdings, Inc	104
2,264,798		Intel Corp	45,862
1,390	e	Lincoln Electric Holdings, Inc	84
11,200	e	Linear Technology Corp	340
6,099,368	e*	Marvell Technology Group Ltd	117,047
2,330	e*	MEMC Electronic Materials, Inc	91
800	e	Microchip Technology, Inc	26
5,307,094		Motorola, Inc	109,114
1,743,527	e	National Semiconductor Corp	39,578
2,400	v*	NCP Litigation Trust	-	^
2,145,216	e*	Network Appliance, Inc	84,264
900	e*	Novellus Systems, Inc	31
323,100	e*	Nvidia Corp	11,958
4,265	e*	QLogic Corp	94
8,853,506	e	Qualcomm, Inc	334,574
332,614	e*	Research In Motion Ltd	42,501
100	e*	Silicon Laboratories, Inc	3
2,515,885		Texas Instruments, Inc	72,458
800	*	Thomas & Betts Corp	38
1,900	e	Xilinx, Inc	45
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	1,859,044

ENGINEERING AND MANAGEMENT SERVICES - 3.25%
610	e*	Amylin Pharmaceuticals, Inc	22
3,331,355	e*	Celgene Corp	191,653
1,500	e	Corporate Executive Board Co	131
628,354	e	Fluor Corp	51,305
6,740	*	Jacobs Engineering Group, Inc	550
4,690		Moody's Corp	324
3,661,454		Paychex, Inc	144,774
2,175	e	Quest Diagnostics, Inc	115
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	388,874

FOOD AND KINDRED PRODUCTS - 1.92%
166,000		Groupe Danone	25,156
500	e*	Hansen Natural Corp	17
3,270,780		PepsiCo, Inc	204,587
		TOTAL FOOD AND KINDRED PRODUCTS	229,760

FORESTRY - 0.00%**
100	e	Rayonier, Inc	4
		TOTAL FORESTRY	4

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
FURNITURE AND FIXTURES - 0.00%**
700	e	HNI Corp	$31
4,660	e	Masco Corp	139
		TOTAL FURNITURE AND FIXTURES	170

FURNITURE AND HOMEFURNISHINGS STORES - 0.52%
1,755	e	Circuit City Stores, Inc	33
1,128,824	e*	GameStop Corp (Class A)	62,210
2,730	e	Williams-Sonoma, Inc	86
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	62,329

GENERAL MERCHANDISE STORES - 1.40%
4,060	e	JC Penney Co, Inc	314
2,716,361	e	Target Corp	154,968
100	e	TJX Cos, Inc	3
255,431	e	Wal-Mart Stores, Inc	11,796
		TOTAL GENERAL MERCHANDISE STORES	167,081

HEALTH SERVICES - 0.56%
200		AmerisourceBergen Corp	9
2,930	e*	Covance, Inc	173
600	*	Express Scripts, Inc	43
1,700	e*	Laboratory Corp of America Holdings	125
3,900	*	Lincare Holdings, Inc	155
2,760	e	Manor Care, Inc	129
2,920		McKesson Corp	148
1,242,680	e*	Medco Health Solutions, Inc	66,409
4,140		Pharmaceutical Product Development, Inc	133
		TOTAL HEALTH SERVICES	67,324

HOLDING AND OTHER INVESTMENT OFFICES - 1.19%
1,264,464		Alcon, Inc	141,329
100	e	Federal Realty Investment Trust	9
24,436	e	Hugoton Royalty Trust	601
85	e	Macerich Co	7
1,270	e*	Realogy Corp	39
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	141,985

HOTELS AND OTHER LODGING PLACES - 2.00%
535		Choice Hotels International, Inc	23
3,287,583	e	Hilton Hotels Corp	114,737
2,205	e*	MGM Mirage	126
1,994,806	e	Starwood Hotels & Resorts Worldwide, Inc	124,675
		TOTAL HOTELS AND OTHER LODGING PLACES	239,561

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.99%
633,415	*	Alstom RGPT	85,871
1,618,139		Applied Materials, Inc	29,855
125		Black & Decker Corp	10
660	e	CDW Corp	46
4,550	e	Diebold, Inc	212
2,400	e	Donaldson Co, Inc	83
2,465		Dover Corp	121
27,900	e*	EMC Corp	368
3,800	e*	FMC Technologies, Inc	234
1,992,088		General Electric Co	74,126
100		Graco, Inc	4

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
3,110	e*	Grant Prideco, Inc	$124
2,225,565		Hewlett-Packard Co	91,671
600	e	IDEX Corp	29
4,194,523	e	International Game Technology	193,787
3,380	e	Jabil Circuit, Inc	83
2,720	e	Joy Global, Inc	132
2,655	*	Lexmark International, Inc (Class A)	194
400	e	Pall Corp	14
3,045	e	Rockwell Automation, Inc	186
3,630	e*	SanDisk Corp	156
1,800	e*	Scientific Games Corp (Class A)	54
108,879	v*	Seagate Technology, Inc	-	^
300	e*	Terex Corp	19
2,865	e*	VeriFone Holdings, Inc	101
400	e*	Western Digital Corp	8
2,490	e*	Zebra Technologies Corp (Class A)	87
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	477,575

INSTRUMENTS AND RELATED PRODUCTS - 4.47%
2,582,130	*	Agilent Technologies, Inc	89,987
235,396	e	Allergan, Inc	28,186
200	e	Bausch & Lomb, Inc	10
12,400		Baxter International, Inc	575
1,500		Becton Dickinson & Co	105
8,815	e	Danaher Corp	639
15,765		Dentsply International, Inc	471
50	e*	Intuitive Surgical, Inc	5
2,376,259		Johnson & Johnson	156,881
2,185	e	Kla-Tencor Corp	109
902,861		Medtronic, Inc	48,312
5,250	*	Mettler-Toledo International, Inc	414
6,120		Pitney Bowes, Inc	283
2,345	e*	Respironics, Inc	88
10,900	e	Rockwell Collins, Inc	690
415	e	Roper Industries, Inc	21
2,353,551	e*	St. Jude Medical, Inc	86,046
6,200	e	Stryker Corp	342
1,180	e*	Techne Corp	65
5,345	*	Thermo Electron Corp	242
1,563,836	e*	Zimmer Holdings, Inc	122,573
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	536,044

INSURANCE AGENTS, BROKERS AND SERVICE - 0.00%**
300	e	Brown & Brown, Inc	8
100	e	Gallagher (Arthur J.) & Co	3
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	11

INSURANCE CARRIERS - 2.54%
1,483,593		Aetna, Inc	64,062
23,400		Aflac, Inc	1,076
1,634,850		American International Group, Inc	117,153
1,135	e*	CNA Financial Corp	46
2,535	*	Humana, Inc	140
90	*	Markel Corp	43
3,539,280		Progressive Corp	85,721
2,562,600		Prudential plc	35,098

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
500	e	Transatlantic Holdings, Inc	$31
18,700		UnitedHealth Group, Inc	1,005
		TOTAL INSURANCE CARRIERS	304,375

JUSTICE, PUBLIC ORDER AND SAFETY - 0.00%**
460	e*	Corrections Corp of America	21
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	21

LEATHER AND LEATHER PRODUCTS - 1.06%
2,969,235	e*	Coach, Inc	127,558
		TOTAL LEATHER AND LEATHER PRODUCTS	127,558

METAL MINING - 0.83%
2,032,721		Anglo American plc	99,143
		TOTAL METAL MINING	99,143

MISCELLANEOUS RETAIL - 2.17%
648,600	e*	Amazon.com, Inc	25,594
2,692,259		Best Buy Co, Inc	132,432
795	e*	Coldwater Creek, Inc	19
2,325	e	MSC Industrial Direct Co (Class A)	91
5,315	*	Office Depot, Inc	203
1,840	e	Petsmart, Inc	53
3,778,489	e	Staples, Inc	100,886
3,835	e	Tiffany & Co	150
20,695		Walgreen Co	950
		TOTAL MISCELLANEOUS RETAIL	260,378

MOTION PICTURES - 0.89%
2,470,097	e	News Corp (Class A)	53,058
1,474,200		Time Warner, Inc	32,108
629,323		Walt Disney Co	21,567
		TOTAL MOTION PICTURES	106,733

NONDEPOSITORY INSTITUTIONS - 2.16%
4,261,713		American Express Co	258,558
7,315		Freddie Mac	497
		TOTAL NONDEPOSITORY INSTITUTIONS	259,055

NONMETALLIC MINERALS, EXCEPT FUELS - 0.00%**
2,100	e	Florida Rock Industries, Inc	90
1,500		Vulcan Materials Co	135
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	225

OIL AND GAS EXTRACTION - 2.21%
6,610	e	Baker Hughes, Inc	494
470	e	Diamond Offshore Drilling, Inc	38
900	e	ENSCO International, Inc	45
200		Equitable Resources, Inc	8
19,800		Halliburton Co	615
1,600		Helmerich & Payne, Inc	39
2,200	e*	National Oilwell Varco, Inc	135
865	e*	Oceaneering International, Inc	34
2,130	e	Patterson-UTI Energy, Inc	49
2,185	*	Pride International, Inc	66
1,557,967		Schlumberger Ltd	98,401

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
4,000	e*	Southwestern Energy Co	$140
2,525	e	St. Mary Land & Exploration Co	93
1,820	e*	Superior Energy Services	59
1,060	e*	Tetra Technologies, Inc	27
3,070	e*	Todco	105
3,486,813	e	XTO Energy, Inc	164,055
		TOTAL OIL AND GAS EXTRACTION	264,403

PERSONAL SERVICES - 0.00%**
10,205	e	H&R Block, Inc	235
		TOTAL PERSONAL SERVICES	235

PETROLEUM AND COAL PRODUCTS - 1.31%
468,753	e	Apache Corp	31,177
7,025		Exxon Mobil Corp	538
815	e	Holly Corp	42
205,000	e	Occidental Petroleum Corp	10,010
1,465,219	*	Suncor Energy, Inc	115,621
		TOTAL PETROLEUM AND COAL PRODUCTS	157,388

PRIMARY METAL INDUSTRIES - 1.93%
7,600	e	Alcoa, Inc	228
3,426,542		BHP Billiton plc	62,697
9,009,083	e*	Corning, Inc	168,560
		TOTAL PRIMARY METAL INDUSTRIES	231,485

PRINTING AND PUBLISHING - 0.02%
6,320	*	Dun & Bradstreet Corp	523
100		EW Scripps Co (Class A)	5
6,795		Harte-Hanks, Inc	188
3,000	e	John Wiley & Sons, Inc (Class A)	116
100	e	McClatchy Co (Class A)	4
13,000		McGraw-Hill Cos, Inc	884
85	e	Washington Post Co (Class B)	64
		TOTAL PRINTING AND PUBLISHING	1,784

RAILROAD TRANSPORTATION - 0.39%
1,343,279		CSX Corp	46,249
1,700		Norfolk Southern Corp	86
990	e	Union Pacific Corp	91
		TOTAL RAILROAD TRANSPORTATION	46,426

REAL ESTATE - 0.00%**
3,700	e*	CB Richard Ellis Group, Inc (Class A)	123
965	e	Jones Lang LaSalle, Inc	89
3,935	e	St. Joe Co	211
		TOTAL REAL ESTATE	423

SECURITY AND COMMODITY BROKERS - 7.40%
300	e	BlackRock, Inc	45
1,035	e*	Cbot Holdings, Inc (Class A)	157
12,504,346		Charles Schwab Corp	241,834
366,079		Chicago Mercantile Exchange Holdings, Inc	186,609
2,415	*	E*Trade Financial Corp	54
200	e	Eaton Vance Corp	7
4,500		Federated Investors, Inc (Class B)	152

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
5,120	e	Franklin Resources, Inc	$564
596,302	e	Goldman Sachs Group, Inc	118,873
308,400	e*	IntercontinentalExchange, Inc	33,276
1,955	e*	Investment Technology Group, Inc	84
4,235	e	Janus Capital Group, Inc	91
1,673,835		Merrill Lynch & Co, Inc	155,834
491,020	e	Morgan Stanley	39,984
361,600	e*	Nasdaq Stock Market, Inc	11,134
2,555	e	SEI Investments Co	152
24,120		T Rowe Price Group, Inc	1,056
6,016,486	e	TD Ameritrade Holding Corp	97,347
		TOTAL SECURITY AND COMMODITY BROKERS	887,253

TOBACCO PRODUCTS - 2.02%
2,817,122	e	Altria Group, Inc	241,765
		TOTAL TOBACCO PRODUCTS	241,765

TRANSPORTATION BY AIR - 0.14%
382,900	e*	UAL Corp	16,848
		TOTAL TRANSPORTATION BY AIR	16,848

TRANSPORTATION EQUIPMENT - 4.35%
2,589,591	e	Boeing Co	230,059
5,045	e	Harley-Davidson, Inc	356
300,000		ITT Industries, Inc	17,046
9,155	e	Lockheed Martin Corp	843
1,500	e	Paccar, Inc	97
3,770	e*	Pactiv Corp	135
335	e	Raytheon Co	18
613,469	e*	Spirit Aerosystems Holdings, Inc (Class A)	20,533
400	e	Trinity Industries, Inc	14
4,040,475		United Technologies Corp	252,610
		TOTAL TRANSPORTATION EQUIPMENT	521,711

TRANSPORTATION SERVICES - 0.31%
913,216	e	CH Robinson Worldwide, Inc	37,341
7,085	e	Expeditors International Washington, Inc	287
		TOTAL TRANSPORTATION SERVICES	37,628

TRUCKING AND WAREHOUSING - 0.41%
925	e	Con-way, Inc	41
659,629	e	United Parcel Service, Inc (Class B)	49,459
		TOTAL TRUCKING AND WAREHOUSING	49,500

WATER TRANSPORTATION - 0.00%**
2,835	e*	Kirby Corp	97
		TOTAL WATER TRANSPORTATION	97

WHOLESALE TRADE-DURABLE GOODS - 0.17%
880	e*	Cytyc Corp	25
700	e	Martin Marietta Materials, Inc	73
1,415	*	Patterson Cos, Inc	50
1,105	e	Pool Corp	43
200	e	W.W. Grainger, Inc	14
351,224	e*	WESCO International, Inc	20,656
		TOTAL WHOLESALE TRADE-DURABLE GOODS	20,861

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)

WHOLESALE TRADE-NONDURABLE GOODS - 0.58%
2,160	e	Brown-Forman Corp (Class B)	$143
7,410	e	Cardinal Health, Inc	477
1,300	e*	Henry Schein, Inc	64
692,770		Nike, Inc (Class B)	68,605
1,100	e	Sysco Corp	40
1,830	e*	Tractor Supply Co	82
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	69,411

		TOTAL COMMON STOCKS	11,969,627
		(Cost $10,447,557)

WARRANTS - 0.00%**

WHOLESALE TRADE-DURABLE GOODS - 0.00%**
482	v*	Timco Aviation Services, Inc (Expires 02/28/07)	-	^
		TOTAL WHOLESALE TRADE-DURABLE GOODS	-	^

		TOTAL WARRANTS	-	^
		(Cost $0)

SHORT-TERM INVESTMENTS - 7.58%

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 7.58%
908,886,401	v	State Street Navigator Securities Lending Prime Portfolio	908,886
		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	908,886

		TOTAL SHORT-TERM INVESTMENTS	908,886
		(Cost $908,886)

		TOTAL PORTFOLIO - 107.45%	12,878,513
		(Cost $11,356,443)

		OTHER ASSETS & LIABILITIES, NET - (7.45%)	(893,023)

		NET ASSETS - 100.00%	$11,985,490

	The following abbreviation is used in portfolio descriptions:
	ADR	American Depositary Receipt
	plc	Public Limited Company

	*	Non-income producing.
	**	Percentage represents less than 0.01%.
	^	Amount represents less than $1,000.
	a	Affiliated Holding.
	e	All or a portion of these securities are out on loan.
	v	Security valued at fair value.

		Cost amounts are in thousands.

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the Accounts use more specific industry categories in following
		their investment limitations on industry concentration.

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND
TRANSACTIONS WITH AFFILIATED COMPANIES-GROWTH ACCOUNT
JANUARY 1, 2006 - DECEMBER 31, 2006

	Value at	Purchase		Realized	Dividend	Withholding	Shares at	Value at
Issue	December 31, 2005	Cost	Proceeds	Gain/(Loss)	Income	Expense	December 31, 2006	December 31, 2006
Keryx Biopharmeceutics	$ **	$ 1,103,962	$ 1,058,200	$ (303,400)	$ -	$ -	2,843,806	$37,822,620
		$ 1,103,962	$ 1,058,200	$ (303,400)	$ -	$ -		$37,822,620

** Not an Affiliate as of December 31, 2005

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND
GROWTH ACCOUNT
Summary of Market Values by Country
December 31, 2006

		% OF
		MARKET
	VALUE	VALUE

DOMESTIC
UNITED STATES	$ 12,150,759,265	94.35%

TOTAL DOMESTIC	12,150,759,265	94.35

FOREIGN
AUSTRALIA	25,288,948	0.19
FINLAND	69,442,809	0.54
FRANCE	111,027,022	0.86
JAPAN	22,872,350	0.18
MEXICO	167,044,708	1.30
SOUTH AFRICA	10,664,100	0.08
SWITZERLAND	124,477,217	0.97
UNITED KINGDOM	196,936,742	1.53

TOTAL FOREIGN	727,753,896	5.65

TOTAL PORTFOLIO	$ 12,878,513,161	100.00%

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND
EQUITY INDEX ACCOUNT
STATEMENT OF INVESTMENTS
December 31, 2006

			VALUE
SHARES			(000)

COMMON STOCKS - 99.86%

AGRICULTURAL PRODUCTION-CROPS - 0.01%
37,130	e*	Chiquita Brands International, Inc	$593
		TOTAL AGRICULTURAL PRODUCTION-CROPS	593

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
33,471	e	Pilgrim's Pride Corp	985
269	e	Seaboard Corp	475
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	1,460

AMUSEMENT AND RECREATION SERVICES - 0.22%
36,482	e*	Bally Technologies, Inc	682
26,714	e*	Bally Total Fitness Holding Corp	66
14,248	*	Century Casinos, Inc	159
5,242		Churchill Downs, Inc	224
9,373		Dover Downs Gaming & Entertainment, Inc	125
9,773	e	Dover Motorsports, Inc	52
133,427		Harrah's Entertainment, Inc	11,037
25,827		International Speedway Corp (Class A)	1,318
16,338	e*	Lakes Entertainment, Inc	176
22,402	e*	Leapfrog Enterprises, Inc	212
23,879	e*	Life Time Fitness, Inc	1,158
45,511	e*	Live Nation, Inc	1,020
26,149	e*	Magna Entertainment Corp	118
35,735	e*	Marvel Entertainment, Inc	962
14,684	*	MTR Gaming Group, Inc	179
19,119	e*	Multimedia Games, Inc	184
54,272	*	Penn National Gaming, Inc	2,259
38,454	*	Pinnacle Entertainment, Inc	1,274
51,146	e*	Six Flags, Inc	268
13,437		Speedway Motorsports, Inc	516
67,536		Warner Music Group Corp	1,550
53,876	e	Westwood One, Inc	380
22,358	e*	WMS Industries, Inc	779
14,269		World Wrestling Entertainment, Inc	233
		TOTAL AMUSEMENT AND RECREATION SERVICES	24,931

APPAREL AND ACCESSORY STORES - 0.72%
61,914		Abercrombie & Fitch Co (Class A)	4,311
38,830	*	Aeropostale, Inc	1,199
121,812	e	American Eagle Outfitters, Inc	3,802
51,439	*	AnnTaylor Stores Corp	1,689
16,896		Bebe Stores, Inc	334
21,404		Brown Shoe Co, Inc	1,022
6,879		Buckle, Inc	350
8,748	*	Cache, Inc	221
34,498	e*	Carter's, Inc	880
19,783	e*	Casual Male Retail Group, Inc	258
21,208		Cato Corp (Class A)	486

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
10,401	*	Charlotte Russe Holding, Inc	320
84,814	e*	Charming Shoppes, Inc	$1,148
128,070	e*	Chico's FAS, Inc	2,650
16,047	e*	Children's Place Retail Stores, Inc	1,019
27,159		Christopher & Banks Corp	507
4,455	e*	Citi Trends, Inc	177
70,403		Claire's Stores, Inc	2,333
2,900		DEB Shops, Inc	77
37,500	e*	Dress Barn, Inc	875
14,382	e*	DSW, Inc (Class A)	555
28,742		Finish Line, Inc (Class A)	410
110,542		Foot Locker, Inc	2,424
382,229		Gap, Inc	7,453
73,857	*	Hanesbrands, Inc	1,745
31,627	*	HOT Topic, Inc	422
15,800	*	J Crew Group, Inc	609
15,736	e*	Jo-Ann Stores, Inc	387
12,803	e*	JOS A Bank Clothiers, Inc	376
236,402	*	Kohl's Corp	16,177
242,326		Limited Brands, Inc	7,013
15,006	e*	New York & Co, Inc	196
170,863		Nordstrom, Inc	8,430
59,257	e*	Pacific Sunwear Of California, Inc	1,160
52,117	*	Payless Shoesource, Inc	1,711
101,922		Ross Stores, Inc	2,986
5,056	*	Shoe Carnival, Inc	160
20,532		Stage Stores, Inc	624
3,565	e*	Syms Corp	71
15,617	e	Talbots, Inc	376
24,376	e*	Tween Brands, Inc	973
18,024	*	Under Armour, Inc (Class A)	909
81,421	e*	Urban Outfitters, Inc	1,875
45,927	*	Wet Seal, Inc (Class A)	306
		TOTAL APPAREL AND ACCESSORY STORES	81,006

APPAREL AND OTHER TEXTILE PRODUCTS - 0.20%
9,339	e	Columbia Sportswear Co	520
14,887	*	Guess ?, Inc	944
24,603	*	Gymboree Corp	939
17,824	*	Hartmarx Corp	126
80,042		Jones Apparel Group, Inc	2,676
18,458	e	Kellwood Co	600
74,332		Liz Claiborne, Inc	3,231
13,600	e*	Maidenform Brands, Inc	246
39,335		Phillips-Van Heusen Corp	1,973
43,818		Polo Ralph Lauren Corp	3,403
95,664	e*	Quiksilver, Inc	1,507
9,215	e*	True Religion Apparel, Inc	141
62,519		VF Corp	5,131
33,246	*	Warnaco Group, Inc	844
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	22,281

AUTO REPAIR, SERVICES AND PARKING - 0.06%
7,541	e*	Amerco, Inc	656
7,500	e	Bandag, Inc	378
13,199	e	Central Parking Corp	238

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
17,758	e*	Dollar Thrifty Automotive Group, Inc	$810
10,010	*	Midas, Inc	230
8,304		Monro Muffler, Inc	292
36,846	*	PHH Corp	1,064
43,349	e	Ryder System, Inc	2,213
3,701	e*	Standard Parking Corp	142
28,100	e*	Wright Express Corp	876
		TOTAL AUTO REPAIR, SERVICES AND PARKING	6,899

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.19%
75,964		Advance Auto Parts	2,701
5,463	e*	America's Car-Mart, Inc	65
9,627		Asbury Automotive Group, Inc	227
112,366	*	Autonation, Inc	2,396
38,393	*	Autozone, Inc	4,437
75,672	e*	Carmax, Inc	4,058
50,363	*	Copart, Inc	1,511
32,325	e*	CSK Auto Corp	554
12,002	e	Lithia Motors, Inc (Class A)	345
11,554	e*	MarineMax, Inc	300
80,048	e*	O'Reilly Automotive, Inc	2,566
14,443	*	Rush Enterprises, Inc (Class A)	244
21,187		Sonic Automotive, Inc (Class A)	615
43,391	e	United Auto Group, Inc	1,023
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	21,042

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.93%
9,000	*	Builders FirstSource, Inc	160
15,227	e*	Central Garden & Pet Co	737
89,346		Fastenal Co	3,206
1,523,526		Home Depot, Inc	61,185
1,120,612		Lowe's Cos, Inc	34,907
80,137		Sherwin-Williams Co	5,095
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	105,290

BUSINESS SERVICES - 7.05%
44,232	*	@Road, Inc	323
34,168	e*	24/7 Real Media, Inc	309
283,639	e*	3Com Corp	1,166
8,307	e*	3D Systems Corp	133
30,587		Aaron Rents, Inc	880
30,959		ABM Industries, Inc	703
19,911	e*	Acacia Research (Acacia Technologies)	266
9,477	e*	Access Integrated Technologies, Inc (Class A)	83
195,885	*	Activision, Inc	3,377
40,528	*	Actuate Corp	241
56,661		Acxiom Corp	1,453
19,460		Administaff, Inc	832
429,996	*	Adobe Systems, Inc	17,681
17,568	e*	Advent Software, Inc	620
21,459	*	Advo, Inc	700
80,076	*	Affiliated Computer Services, Inc (Class A)	3,911
40,281	*	Agile Software Corp	248
113,122	*	Akamai Technologies, Inc	6,009
57,994	*	Alliance Data Systems Corp	3,623
16,184	*	Altiris, Inc	411

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
18,475	e*	American Reprographics Co	$615
23,326	*	AMN Healthcare Services, Inc	642
11,435	e*	Ansoft Corp	318
24,352	e*	Ansys, Inc	1,059
58,777	e*	aQuantive, Inc	1,449
22,433		Arbitron, Inc	975
48,947	e*	Ariba, Inc	379
79,212	*	Art Technology Group, Inc	185
33,163	e*	Aspen Technology, Inc	365
11,658	*	Asset Acceptance Capital Corp	196
21,488	*	Audible, Inc	170
164,160	*	Autodesk, Inc	6,642
417,025		Automatic Data Processing, Inc	20,539
79,003	e*	Avis Budget Group, Inc	1,714
35,025	*	Avocent Corp	1,186
8,158	e*	Bankrate, Inc	310
4,811	e	Barrett Business Services	113
276,849	*	BEA Systems, Inc	3,483
135,178	e*	BearingPoint, Inc	1,064
86,266	*	BISYS Group, Inc	1,114
31,258		Blackbaud, Inc	813
19,831	e*	Blackboard, Inc	596
8,392	e*	Blue Coat Systems, Inc	201
156,285	*	BMC Software, Inc	5,032
52,351	e*	Borland Software Corp	285
12,774	e*	Bottomline Technologies, Inc	146
29,566	e	Brady Corp (Class A)	1,102
37,169		Brink's Co	2,376
316,097		CA, Inc	7,160
23,836	*	CACI International, Inc (Class A)	1,347
208,944	*	Cadence Design Systems, Inc	3,742
34,489		Catalina Marketing Corp	948
46,548	*	CBIZ, Inc	324
107,162	*	Ceridian Corp	2,998
45,571	e*	Cerner Corp	2,074
61,014	*	Checkfree Corp	2,450
64,733	e*	ChoicePoint, Inc	2,549
55,253	*	Chordiant Software, Inc	183
36,800	e*	Ciber, Inc	250
129,500	e*	Citrix Systems, Inc	3,503
5,919	*	Clayton Holdings, Inc	111
25,900	e*	Clear Channel Outdoor Holdings, Inc (Class A)	723
331,660	*	CMGI, Inc	444
106,270	e*	CNET Networks, Inc	966
14,652	e*	Cogent Communications Group, Inc	238
30,867	e*	Cogent, Inc	340
33,274		Cognex Corp	793
101,226	*	Cognizant Technology Solutions Corp (Class A)	7,811
6,637	e	Computer Programs & Systems, Inc	226
122,000	e*	Computer Sciences Corp	6,511
269,635	*	Compuware Corp	2,246
11,985	*	COMSYS IT Partners, Inc	242
24,465	e*	Concur Technologies, Inc	392
19,768	e*	Convera Corp (Class A)	91
104,932	*	Convergys Corp	2,495
11,471	*	CoStar Group, Inc	614

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
21,438	*	Covansys Corp	$492
35,280	*	CSG Systems International, Inc	943
22,032	e*	Cybersource Corp	243
5,800	e*	DealerTrack Holdings, Inc	171
37,676	e	Deluxe Corp	949
29,125	*	Dendrite International, Inc	312
26,440	*	Digital Insight Corp	1,018
30,779	e*	Digital River, Inc	1,717
4,900	*	DivX, Inc	113
42,841	e*	DST Systems, Inc	2,683
94,764	*	Earthlink, Inc	673
856,368	*	eBay, Inc	25,751
18,386	e*	Echelon Corp	147
31,866	*	Eclipsys Corp	655
15,642	e*	eCollege.com, Inc	245
33,247	e*	eFunds Corp	914
11,677	*	Electro Rent Corp	195
218,664	*	Electronic Arts, Inc	11,012
369,864	e	Electronic Data Systems Corp	10,190
14,917	e*	Emageon, Inc	229
119,873	e*	Emdeon Corp	1,485
42,487	e*	Epicor Software Corp	574
8,841	e*	EPIQ Systems, Inc	150
93,669		Equifax, Inc	3,803
22,324	e*	Equinix, Inc	1,688
15,409	*	eSpeed, Inc (Class A)	135
51,812	e*	Evergreen Energy, Inc	512
162,971	*	Expedia, Inc	3,419
31,046	e*	F5 Networks, Inc	2,304
31,706		Factset Research Systems, Inc	1,791
47,026		Fair Isaac Corp	1,912
22,225	e*	FalconStor Software, Inc	192
137,730		Fidelity National Information Services, Inc	5,522
5,700	e*	First Advantage Corp (Class A)	131
543,176		First Data Corp	13,862
127,131	*	Fiserv, Inc	6,664
9,100	*	Forrester Research, Inc	247
9,437	e*	FTD Group, Inc	169
39,457	e*	Gartner, Inc	781
15,914	*	Gerber Scientific, Inc	200
36,892	*	Getty Images, Inc	1,580
19,091		Gevity HR, Inc	452
23,628	*	Global Cash Access, Inc	383
150,861	*	Google, Inc (Class A)	69,468
8,150	*	H&E Equipment Services, Inc	202
18,495		Healthcare Services Group	536
10,050	e	Heartland Payment Systems, Inc	284
14,300	*	Heidrick & Struggles International, Inc	606
17,722	*	Hudson Highland Group, Inc	296
37,591	*	Hypercom Corp	239
43,012	*	Hyperion Solutions Corp	1,546
10,436	e*	i2 Technologies, Inc	238
4,942	e*	ICT Group, Inc	156
12,987	e*	iGate Corp	89
16,530	*	IHS, Inc (Class A)	653
141,823		IMS Health, Inc	3,897

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
14,150	e*	Infocrossing, Inc	$231
62,644	e*	Informatica Corp	765
23,086	*	Infospace, Inc	473
20,612		infoUSA, Inc	245
7,700	e*	Innerworkings, Inc	123
11,821	e*	Innovative Solutions & Support, Inc	201
7,121		Integral Systems, Inc	165
25,164		Interactive Data Corp	605
21,565	e*	Internap Network Services Corp	428
32,107	*	Internet Capital Group, Inc	329
8,416		Interpool, Inc	197
317,862	e*	Interpublic Group of Cos, Inc	3,891
26,296	e*	Interwoven, Inc	386
251,522	*	Intuit, Inc	7,674
20,768	*	inVentiv Health, Inc	734
45,508	e*	Ipass, Inc	268
84,059	e*	Iron Mountain, Inc	3,475
54,563	e	Jack Henry & Associates, Inc	1,168
18,698	e*	JDA Software Group, Inc	257
408,122	*	Juniper Networks, Inc	7,730
15,435	e*	Jupitermedia Corp	122
23,902	e*	Kanbay International, Inc	688
34,016	e*	Keane, Inc	405
13,656		Kelly Services, Inc (Class A)	395
11,281	e*	Kenexa Corp	375
21,985	*	Kforce, Inc	268
31,337	*	Kinetic Concepts, Inc	1,239
10,111	e*	Knot, Inc	265
30,104	e*	Korn/Ferry International	691
22,157	e*	Kronos, Inc	814
43,595	e*	Labor Ready, Inc	799
60,403	e*	Lamar Advertising Co (Class A)	3,950
87,730	e*	Lawson Software, Inc	648
43,208	e*	Lionbridge Technologies	278
4,800	*	Liquidity Services, Inc	83
11,455	e*	LoJack Corp	196
23,625	*	Magma Design Automation, Inc	211
19,563	*	Manhattan Associates, Inc	588
62,308		Manpower, Inc	4,669
12,905	*	Mantech International Corp (Class A)	475
13,097	*	Mapinfo Corp	171
16,386		Marchex, Inc (Class B)	219
8,536	e*	Marlin Business Services, Inc	205
46,700	e	Mastercard, Inc (Class A)	4,599
114,462	*	McAfee, Inc	3,248
62,676	e*	Mentor Graphics Corp	1,130
6,428,113		Microsoft Corp	191,943
8,529	*	MicroStrategy, Inc (Class A)	972
25,516	e*	Midway Games, Inc	178
60,872		MoneyGram International, Inc	1,909
87,911	*	Monster Worldwide, Inc	4,100
76,340	e*	Move, Inc	421
73,891	*	MPS Group, Inc	1,048
65,955	e*	NAVTEQ Corp	2,306
129,410	*	NCR Corp	5,534
13,908	e*	Neoware, Inc	184

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
19,249	*	Ness Technologies, Inc	$274
32,486	e*	NetFlix, Inc	840
7,961	*	Netratings, Inc	139
15,388	*	Netscout Systems, Inc	128
27,305	*	NIC, Inc	136
258,007	*	Novell, Inc	1,600
99,400	e*	Nuance Communications, Inc	1,139
123,121		Omnicom Group, Inc	12,871
7,249	*	Omniture, Inc	102
18,437	*	On Assignment, Inc	217
14,464	e*	Online Resources Corp	148
13,382	e*	Open Solutions, Inc	504
9,205	*	Opnet Technologies, Inc	133
57,994	e*	Opsware, Inc	512
2,870,380	*	Oracle Corp	49,198
25,857	*	Packeteer, Inc	352
82,059	*	Parametric Technology Corp	1,479
13,662	e*	PDF Solutions, Inc	197
7,322	e	Pegasystems, Inc	72
13,179	e*	PeopleSupport, Inc	277
12,203	e*	Perficient, Inc	200
61,125	*	Perot Systems Corp (Class A)	1,002
23,907	*	Phase Forward, Inc	358
10,816	e*	Portfolio Recovery Associates, Inc	505
12,518	e*	PRA International	316
49,575	*	Premiere Global Services, Inc	468
28,939	*	Progress Software Corp	808
8,302		QAD, Inc	70
11,520	e	Quality Systems, Inc	429
47,410	*	Quest Software, Inc	695
15,387	e*	Radiant Systems, Inc	161
15,185	e*	Radisys Corp	253
76,360	e*	RealNetworks, Inc	835
137,532	e*	Red Hat, Inc	3,163
46,999	e*	Redback Networks, Inc	1,172
5,893	e	Renaissance Learning, Inc	104
49,265	*	Rent-A-Center, Inc	1,454
19,226	e*	Rewards Network, Inc	134
10,621	e*	RightNow Technologies, Inc	183
106,764		Robert Half International, Inc	3,963
20,193	e	Rollins, Inc	446
41,988	*	S1 Corp	231
17,942	*	SafeNet, Inc	430
60,056	e*	Salesforce.com, Inc	2,189
55,315	e*	Sapient Corp	304
35,286	e*	Secure Computing Corp	231
205,113		ServiceMaster Co	2,689
8,963	e*	SI International, Inc	291
41,569	*	Sitel Corp	175
14,344	e*	Smith Micro Software, Inc	204
18,198	*	Sohu.com, Inc	437
45,445	*	SonicWALL, Inc	383
183,400	e*	Sonus Networks, Inc	1,209
47,815	e	Sotheby's	1,483
42,038	*	Spherion Corp	312
13,651	*	SPSS, Inc	410

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
27,379	*	SRA International, Inc (Class A)	$732
7,046	e	Startek, Inc	95
7,178	e*	Stratasys, Inc	225
2,524,620	*	Sun Microsystems, Inc	13,683
69,226	*	Sybase, Inc	1,710
20,941	*	SYKES Enterprises, Inc	369
680,895	*	Symantec Corp	14,197
8,784	e*	SYNNEX Corp	193
107,597	*	Synopsys, Inc	2,876
4,749	e	Syntel, Inc	127
52,739	e*	Take-Two Interactive Software, Inc	937
11,400	e	TAL International Group, Inc	304
9,690	e*	Taleo Corp (Class A)	132
22,604		Talx Corp	620
24,393	*	TeleTech Holdings, Inc	583
12,795	e	TheStreet.com, Inc	114
48,928	e*	THQ, Inc	1,591
162,094	*	TIBCO Software, Inc	1,530
16,913	*	TNS, Inc	326
25,671	e	Total System Services, Inc	677
18,504	*	TradeStation Group, Inc	254
27,282	*	Transaction Systems Architects, Inc	889
2,800	*	Travelzoo, Inc	84
28,864	e*	Trizetto Group, Inc	530
15,759	e*	Ultimate Software Group, Inc	367
259,620	e*	Unisys Corp	2,035
42,307	e	United Online, Inc	562
51,881	e*	United Rentals, Inc	1,319
24,068	*	Universal Compression Holdings, Inc	1,495
72,727	e*	Valueclick, Inc	1,719
23,271	e*	Vasco Data Security International	276
9,078	e*	Verint Systems, Inc	311
178,879	*	VeriSign, Inc	4,302
5,226	e*	Vertrue, Inc	201
15,178		Viad Corp	616
20,615	*	Vignette Corp	352
8,100	*	Volt Information Sciences, Inc	407
391,382		Waste Management, Inc	14,391
29,788	e*	WebEx Communications, Inc	1,039
4,946	e*	WebMD Health Corp (Class A)	198
38,958	*	webMethods, Inc	287
33,540	*	Websense, Inc	766
12,203	e*	WebSideStory, Inc	154
53,517	*	Wind River Systems, Inc	549
23,793	*	Witness Systems, Inc	417
1,017,255	*	Yahoo!, Inc	25,981
		TOTAL BUSINESS SERVICES	795,835

CHEMICALS AND ALLIED PRODUCTS - 9.17%
1,105,009		Abbott Laboratories	53,825
18,485	e*	Abraxis BioScience, Inc	505
16,937	e*	Acadia Pharmaceuticals, Inc	149
5,579	e*	Adams Respiratory Therapeutics, Inc	228
10,982	*	Adeza Biomedical Corp	164
31,936	e*	Adolor Corp	240
5,786	*	Advanced Magnetics, Inc	346

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
38,357	*	ADVENTRX Pharmaceuticals, Inc	$113
161,382		Air Products & Chemicals, Inc	11,342
17,349	e*	Albany Molecular Research, Inc	183
29,116	e	Albemarle Corp	2,091
56,970		Alberto-Culver Co	1,222
25,678	e*	Alexion Pharmaceuticals, Inc	1,037
62,565	*	Alkermes, Inc	836
22,480	e*	Alnylam Pharmaceuticals, Inc	481
34,687	e*	Alpharma, Inc (Class A)	836
40,668	e*	American Oriental Bioengineering, Inc	475
12,379	e	American Vanguard Corp	197
853,689	*	Amgen, Inc	58,315
21,429	e*	Anadys Pharmaceuticals, Inc	105
16,685		Arch Chemicals, Inc	556
33,925	e*	Arena Pharmaceuticals, Inc	438
27,489	e*	Array Biopharma, Inc	355
27,606	e*	Atherogenics, Inc	274
15,864	*	Auxilium Pharmaceuticals, Inc	233
18,741	e*	AVANIR Pharmaceuticals (Class A)	43
19,500	e*	Aventine Renewable Energy Holdings, Inc	459
67,006		Avery Dennison Corp	4,552
36,608	e*	AVI BioPharma, Inc	116
324,572		Avon Products, Inc	10,724
7,980		Balchem Corp	205
77,758	*	Barr Pharmaceuticals, Inc	3,897
10,191	e*	Bentley Pharmaceuticals, Inc	104
16,244	e*	BioCryst Pharmaceuticals, Inc	188
27,226	e*	Bioenvision, Inc	126
247,250	e*	Biogen Idec, Inc	12,162
60,488	*	BioMarin Pharmaceuticals, Inc	991
9,920	e*	Bradley Pharmaceuticals, Inc	204
1,420,939		Bristol-Myers Squibb Co	37,399
45,134		Cabot Corp	1,966
28,512	e*	Calgon Carbon Corp	177
20,927		Cambrex Corp	475
5,883	e*	Caraco Pharmaceutical Laboratories Ltd	82
58,048		Celanese Corp (Series A)	1,502
28,958	e*	Cell Genesys, Inc	98
45,246	e*	Cephalon, Inc	3,186
43,031		CF Industries Holdings, Inc	1,103
51,302	*	Charles River Laboratories International, Inc	2,219
12,829	*	Chattem, Inc	642
169,387	e	Chemtura Corp	1,631
46,317	e	Church & Dwight Co, Inc	1,975
109,265	e	Clorox Co	7,009
13,144	e*	Coley Pharmaceutical Group, Inc	127
373,455		Colgate-Palmolive Co	24,364
17,022	e*	Combinatorx, Inc	147
22,801	e*	Conor Medsystems, Inc	714
16,097	*	Cotherix, Inc	217
39,198	*	Cubist Pharmaceuticals, Inc	710
34,138	e*	Cypress Bioscience, Inc	265
31,068		Cytec Industries, Inc	1,756
18,758	e*	Cytokinetics, Inc	140
64,810		Dade Behring Holdings, Inc	2,580
42,749	e*	Dendreon Corp	178

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
12,457	*	Digene Corp	$597
697,748	e	Dow Chemical Co	27,868
657,360		Du Pont (E.I.) de Nemours & Co	32,020
30,568	e*	Durect Corp	136
57,683	e	Eastman Chemical Co	3,421
128,950	e	Ecolab, Inc	5,829
712,948		Eli Lilly & Co	37,145
17,426	*	Elizabeth Arden, Inc	332
16,357	e*	Emisphere Technologies, Inc	87
42,677	e*	Encysive Pharmaceuticals, Inc	180
28,467	e*	Enzon Pharmaceuticals, Inc	242
88,465	e	Estee Lauder Cos (Class A)	3,611
28,545	e	Ferro Corp	591
29,190		FMC Corp	2,235
234,656	e*	Forest Laboratories, Inc	11,874
339,325	*	Genentech, Inc	27,529
16,478	e*	Genitope Corp	58
95,847	e*	Genta, Inc	42
188,355	*	Genzyme Corp	11,599
29,819	e	Georgia Gulf Corp	576
51,960	e*	Geron Corp	456
329,684	*	Gilead Sciences, Inc	21,406
5,819	e*	GTx, Inc	104
45,516		H.B. Fuller Co	1,175
20,149	e*	Hana Biosciences, Inc	128
87,144	*	Hercules, Inc	1,683
5,289	*	Hi-Tech Pharmacal Co, Inc	64
111,366	e*	Hospira, Inc	3,740
102,740	e*	Human Genome Sciences, Inc	1,278
68,447	*	Huntsman Corp	1,298
17,140	e*	Idenix Pharmaceuticals, Inc	149
23,187	*	Idexx Laboratories, Inc	1,839
49,238	e*	ImClone Systems, Inc	1,318
49,858	*	Immucor, Inc	1,457
33,132	e*	Indevus Pharmaceuticals, Inc	235
8,064		Innospec, Inc	375
3,281	e	Inter Parfums, Inc	63
19,810	e*	InterMune, Inc	609
64,690		International Flavors & Fragrances, Inc	3,180
19,768	e*	Inverness Medical Innovations, Inc	765
39,519	e*	Invitrogen Corp	2,236
18,029	e*	Keryx Biopharmaceuticals, Inc	240
174,061	*	King Pharmaceuticals, Inc	2,771
5,472		Koppers Holdings, Inc	143
2,620	e	Kronos Worldwide, Inc	85
28,944	*	KV Pharmaceutical Co (Class A)	688
50,899		Lubrizol Corp	2,552
154,338	e	Lyondell Chemical Co	3,946
20,639		MacDermid, Inc	704
9,202	e	Mannatech, Inc	136
17,575	*	MannKind Corp	290
23,199	e*	Martek Biosciences Corp	541
83,079	e*	Medarex, Inc	1,229
33,866	e*	Medicines Co	1,074
41,813	e	Medicis Pharmaceutical Corp (Class A)	1,469
8,237	e*	Medifast, Inc	104

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
180,775	e*	Medimmune, Inc	$5,852
1,586,939		Merck & Co, Inc	69,191
14,765		Meridian Bioscience, Inc	362
15,117	e*	Metabasis Therapeutics, Inc	114
55,982	e*	MGI Pharma, Inc	1,031
237,944	e*	Millennium Pharmaceuticals, Inc	2,594
14,800		Minerals Technologies, Inc	870
15,457	e*	Momenta Pharmaceuticals, Inc	243
388,890		Monsanto Co	20,428
109,683	e*	Mosaic Co	2,343
154,769		Mylan Laboratories, Inc	3,089
40,164	*	Nabi Biopharmaceuticals	272
75,501	*	Nalco Holding Co	1,545
15,424	e*	Nastech Pharmaceutical Co, Inc	233
43,547	*	NBTY, Inc	1,810
26,156	e*	Neurocrine Biosciences, Inc	273
13,585	e*	New River Pharmaceuticals, Inc	743
12,540	e	NewMarket Corp	741
4,943	e	NL Industries, Inc	51
18,316	e*	Northfield Laboratories, Inc	75
43,468	*	Novavax, Inc	178
15,161	e*	Noven Pharmaceuticals, Inc	386
36,372	e*	NPS Pharmaceuticals, Inc	165
36,517	e*	Nuvelo, Inc	146
51,638		Olin Corp	853
24,015	*	OM Group, Inc	1,087
29,263	e*	Omnova Solutions, Inc	134
28,523	e*	Onyx Pharmaceuticals, Inc	302
30,922	*	OraSure Technologies, Inc	255
44,855	e*	OSI Pharmaceuticals, Inc	1,569
21,959	e*	Pacific Ethanol, Inc	338
24,948	e*	Pain Therapeutics, Inc	222
35,301	e*	Panacos Pharmaceuticals, Inc	142
26,028	e*	Par Pharmaceutical Cos, Inc	582
17,955	*	Parexel International Corp	520
8,294	e*	Parlux Fragrances, Inc	46
86,833	e*	PDL BioPharma, Inc	1,749
14,839	e*	Penwest Pharmaceuticals Co	247
122,099	e*	Peregrine Pharmaceuticals, Inc	142
54,947		Perrigo Co	951
13,027	*	PetMed Express, Inc	174
5,306,857		Pfizer, Inc	137,448
16,760	e*	Pharmion Corp	431
7,693	*	Pioneer Cos, Inc	220
67,684	*	PolyOne Corp	508
15,548	e*	Pozen, Inc	264
120,331	e	PPG Industries, Inc	7,726
234,520		Praxair, Inc	13,914
20,200	*	Prestige Brands Holdings, Inc	263
2,377,161		Procter & Gamble Co	152,780
15,641	*	Progenics Pharmaceuticals, Inc	403
21,781	e*	Quidel Corp	297
18,760	e*	Renovis, Inc	59
104,595	e*	Revlon, Inc	5
104,595	e*	Revlon, Inc (Class A)	134
23,386	e*	Rockwood Holdings, Inc	591

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
114,245		Rohm & Haas Co	$5,840
82,623		RPM International, Inc	1,726
32,161	e*	Salix Pharmaceuticals Ltd	391
32,144	*	Santarus, Inc	252
1,067,495		Schering-Plough Corp	25,236
20,521	e*	Sciele Pharma, Inc	493
34,766		Scotts Miracle-Gro Co (Class A)	1,796
33,451		Sensient Technologies Corp	823
80,125	e*	Sepracor, Inc	4,934
47,633		Sigma-Aldrich Corp	3,702
27,941	e*	Sirna Therapeutics, Inc	364
16,553	e*	Solexa, Inc	218
3,797	e*	Somaxon Pharmaceuticals, Inc	54
3,400		Stepan Co	108
36,010	e*	SuperGen, Inc	183
10,427	e*	SurModics, Inc	325
15,482	e*	Tanox, Inc	308
31,857	e	Tronox, Inc (Class B)	503
36,392	e	UAP Holding Corp	916
19,014	e*	United Therapeutics Corp	1,034
8,287	e*	USANA Health Sciences, Inc	428
63,360	e*	USEC, Inc	806
72,394	e*	Valeant Pharmaceuticals International	1,248
72,315		Valspar Corp	1,999
60,046	e*	VCA Antech, Inc	1,933
11,000	e*	Verasun Energy Corp	217
88,537	*	Vertex Pharmaceuticals, Inc	3,313
47,837	e*	Viropharma, Inc	700
4,689	*	Visicu, Inc	53
72,293	*	Watson Pharmaceuticals, Inc	1,882
9,000	e	Westlake Chemical Corp	282
49,789	e*	WR Grace & Co	986
971,748		Wyeth	49,481
11,683	e*	Xenoport, Inc	287
26,437	e*	Zymogenetics, Inc	412
		TOTAL CHEMICALS AND ALLIED PRODUCTS	1,034,805

COAL MINING - 0.16%
36,921	e*	Alpha Natural Resources, Inc	525
101,350	e	Arch Coal, Inc	3,044
130,132		Consol Energy, Inc	4,181
80,635	e*	International Coal Group, Inc	439
11,662	e*	James River Coal Co	108
64,793	e	Massey Energy Co	1,505
190,142		Peabody Energy Corp	7,684
14,219	e	Penn Virginia Corp	996
4,756	*	Westmoreland Coal Co	94
		TOTAL COAL MINING	18,576

COMMUNICATIONS - 4.89%
30,232	e	Alaska Communications Systems Group, Inc	459
282,308		Alltel Corp	17,074
305,520	*	American Tower Corp (Class A)	11,390
25,675	e*	Anixter International, Inc	1,394
2,806,740		AT&T, Inc	100,341
3,924		Atlantic Tele-Network, Inc	115

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
10,900	e*	Audiovox Corp (Class A)	$154
340,367	*	Avaya, Inc	4,758
1,312,529		BellSouth Corp	61,833
37,143	e*	Brightpoint, Inc	500
157,216		Cablevision Systems Corp (Class A)	4,478
11,624	e*	Cbeyond Communications, Inc	356
15,110		Centennial Communications Corp	109
86,616	e	CenturyTel, Inc	3,782
284,093	*	Charter Communications, Inc (Class A)	869
180,973	*	Cincinnati Bell, Inc	827
26,654	e	Citadel Broadcasting Corp	265
241,564	e	Citizens Communications Co	3,471
357,536		Clear Channel Communications, Inc	12,707
1,412,024	e*	Comcast Corp (Class A)	59,771
15,381		Commonwealth Telephone Enterprises, Inc	644
14,680	e	Consolidated Communications Holdings, Inc	307
206,879	e*	Covad Communications Group, Inc	285
32,384	e*	Cox Radio, Inc (Class A)	528
147,221	*	Crown Castle International Corp	4,755
13,062	e*	Crown Media Holdings, Inc (Class A)	47
12,239	e	CT Communications, Inc	281
18,300	e*	CTC Media, Inc	439
39,520	e*	Cumulus Media, Inc (Class A)	411
580,217	*	DIRECTV Group, Inc	14,471
107,468	e*	Dobson Communications Corp (Class A)	936
149,285	*	EchoStar Communications Corp (Class A)	5,677
108,694		Embarq Corp	5,713
26,410	e	Emmis Communications Corp (Class A)	218
22,831		Entercom Communications Corp (Class A)	643
52,691	*	Entravision Communications Corp (Class A)	433
6,340	e*	Eschelon Telecom, Inc	126
19,917	e	Fairpoint Communications, Inc	377
48,857	e*	FiberTower Corp	287
5,404	e*	Fisher Communications, Inc	239
111,700	*	Foundry Networks, Inc	1,673
38,028	e*	General Communication, Inc (Class A)	598
47,416		Global Payments, Inc	2,195
2,875	*	Globalstar, Inc	40
14,920	e	Golden Telecom, Inc	699
29,084		Gray Television, Inc	213
18,785	e	Hearst-Argyle Television, Inc	479
127,572	e*	IAC/InterActiveCorp	4,741
39,942	e*	IDT Corp (Class B)	522
16,276	e*	InPhonic, Inc	181
22,094	e	Iowa Telecommunications Services, Inc	435
11,781	*	iPCS, Inc	652
35,358	e*	j2 Global Communications, Inc	963
35,762	e*	Leap Wireless International, Inc	2,127
851,417	e*	Level 3 Communications, Inc	4,768
292,148	*	Liberty Global, Inc (Class A)	8,516
101,506	*	Liberty Media Corp - Capital (Series A)	9,946
491,205	*	Liberty Media Holding Corp (Interactive A)	10,595
19,340	e*	Lightbridge, Inc	262
17,509	e*	Lin TV Corp (Class A)	174
11,186	*	Lodgenet Entertainment Corp	280
28,940	e*	Mastec, Inc	334

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
42,748	*	Mediacom Communications Corp (Class A)	$344
44,363	e*	NeuStar, Inc (Class A)	1,439
99,650	e*	NII Holdings, Inc	6,421
9,887		North Pittsburgh Systems, Inc	239
20,547	e*	Novatel Wireless, Inc	199
10,300	e*	NTELOS Holdings Corp	184
1,142,182	e*	Qwest Communications International, Inc	9,560
57,767	*	Radio One, Inc (Class D)	389
20,736	*	RCN Corp	625
8,327		Salem Communications Corp (Class A)	100
17,686	e*	SAVVIS, Inc	632
77,086	*	SBA Communications Corp (Class A)	2,120
5,360	e	Shenandoah Telecom Co	252
29,018		Sinclair Broadcast Group, Inc (Class A)	305
31,566	e*	Spanish Broadcasting System, Inc (Class A)	130
2,095,740		Sprint Nextel Corp	39,589
9,587	e	SureWest Communications	264
16,874	*	Syniverse Holdings, Inc	253
79,510		Telephone & Data Systems, Inc	4,320
24,161	e*	Terremark Worldwide, Inc	162
54,997	*	TiVo, Inc	282
155,568	*	Univision Communications, Inc (Class A)	5,510
11,370	*	US Cellular Corp	791
18,421		USA Mobility, Inc	412
2,108,836		Verizon Communications, Inc	78,533
459,560	*	Viacom, Inc (Class B)	18,856
21,965	*	Vonage Holdings Corp	152
325,759		Windstream Corp	4,632
38,447	e*	Wireless Facilities, Inc	110
217,055	e*	XM Satellite Radio Holdings, Inc (Class A)	3,136
		TOTAL COMMUNICATIONS	551,804

DEPOSITORY INSTITUTIONS - 10.20%
9,281		1st Source Corp	298
5,043	e	Abington Community Bancorp, Inc	97
10,688	e	Alabama National Bancorp	735
16,250		Amcore Financial, Inc	531
6,684	e	AmericanWest Bancorp	162
7,905	e	Ameris Bancorp	223
16,200		Anchor Bancorp Wisconsin, Inc	467
7,377	e	Arrow Financial Corp	183
96,885	e	Associated Banc-Corp	3,379
68,628		Astoria Financial Corp	2,070
5,016		Bancfirst Corp	271
7,613	e*	Bancorp, Inc	225
55,303		Bancorpsouth, Inc	1,483
5,589		BancTrust Financial Group, Inc	143
48,672		Bank Mutual Corp	589
3,307,459		Bank of America Corp	176,585
10,885	e	Bank of Granite Corp	206
38,376		Bank of Hawaii Corp	2,070
552,290		Bank of New York Co, Inc	21,744
8,348	e	Bank of the Ozarks, Inc	276
33,271	e	BankAtlantic Bancorp, Inc (Class A)	459
17,629		BankFinancial Corp	314
22,200	e	BankUnited Financial Corp (Class A)	621

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
8,647		Banner Corp	$383
395,035		BB&T Corp	17,354
6,060		Berkshire Hills Bancorp, Inc	203
13,613	e*	BFC Financial Corp (Class A)	87
16,366	e	BOK Financial Corp	900
24,206	e	Boston Private Financial Holdings, Inc	683
49,152		Brookline Bancorp, Inc	647
6,621	e	Cadence Financial Corp	143
5,218		Camden National Corp	241
9,158	e	Capital City Bank Group, Inc	323
6,231	e	Capital Corp of the West	200
9,528	e	Capitol Bancorp Ltd	440
16,280	e	Capitol Federal Financial	625
16,258		Cardinal Financial Corp	167
19,846	e	Cascade Bancorp	616
4,003	e	Cass Information Systems, Inc	145
36,547	e	Cathay General Bancorp	1,261
40,600	e*	Centennial Bank Holdings, Inc	384
7,848		Center Financial Corp	188
6,230		Centerstate Banks of Florida, Inc	130
20,935		Central Pacific Financial Corp	811
2,526	e	Charter Financial Corp	130
16,601	e	Chemical Financial Corp	553
32,874	e	Chittenden Corp	1,009
3,601,540		Citigroup, Inc	200,606
31,916	e	Citizens Banking Corp	846
6,091		Citizens First Bancorp, Inc	187
9,310	e	City Bank	333
12,921		City Holding Co	528
30,438	e	City National Corp	2,167
8,907		Clifton Savings Bancorp, Inc	109
11,061	e	Coastal Financial Corp	185
10,291	e	CoBiz, Inc	227
111,410		Colonial Bancgroup, Inc	2,868
6,977	e	Columbia Bancorp	185
10,948		Columbia Banking System, Inc	384
115,438		Comerica, Inc	6,774
131,648		Commerce Bancorp, Inc	4,643
49,815	e	Commerce Bancshares, Inc	2,412
3,531	e*	Community Bancorp	107
20,690	e	Community Bank System, Inc	476
17,049	e	Community Banks, Inc	473
9,922		Community Trust Bancorp, Inc	412
93,915	e	Compass Bancshares, Inc	5,602
27,635	e	Corus Bankshares, Inc	638
43,898		Cullen/Frost Bankers, Inc	2,450
43,491	e	CVB Financial Corp	629
19,824		Dime Community Bancshares	278
7,041	*	Dollar Financial Corp	196
15,167	e	Downey Financial Corp	1,101
42,390	e	East West Bancorp, Inc	1,501
5,234	e	Enterprise Financial Services Corp	171
24,890	e*	Euronet Worldwide, Inc	739
4,024		Farmers Capital Bank Corp	137
17,767		Fidelity Bankshares, Inc	705
343,533	e	Fifth Third Bancorp	14,061

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
7,060	e	First Bancorp	$154
48,962		First Bancorp	467
10,765	e	First Busey Corp	248
23,638	e	First Charter Corp	581
4,516		First Citizens Bancshares, Inc (Class A)	915
51,852	e	First Commonwealth Financial Corp	696
15,971		First Community Bancorp, Inc	835
6,565		First Community Bancshares, Inc	260
23,858	e	First Financial Bancorp	396
14,678	e	First Financial Bankshares, Inc	614
8,954	e	First Financial Corp	317
8,300	e	First Financial Holdings, Inc	325
90,481	e	First Horizon National Corp	3,780
8,910		First Indiana Corp	226
12,330	e	First Merchants Corp	335
34,833		First Midwest Bancorp, Inc	1,347
79,187		First Niagara Financial Group, Inc	1,177
10,172	e	First Place Financial Corp	239
4,965	e*	First Regional Bancorp	169
18,291		First Republic Bank	715
5,157	e	First South Bancorp, Inc	164
12,414		First State Bancorporation	307
13,972	e*	FirstFed Financial Corp	936
59,714	e	FirstMerit Corp	1,441
25,530	e	Flagstar Bancorp, Inc	379
12,979		Flushing Financial Corp	222
43,167		FNB Corp	789
4,667	e	FNB Corp	194
16,647	e*	Franklin Bank Corp	342
46,892	e	Fremont General Corp	760
28,387	e	Frontier Financial Corp	830
123,318	e	Fulton Financial Corp	2,059
8,916	e	GB&T Bancshares, Inc	198
34,278	e	Glacier Bancorp, Inc	838
7,290	e	Great Southern Bancorp, Inc	215
36,753		Greater Bay Bancorp	968
6,221	e	Greene County Bancshares, Inc	247
19,896		Hancock Holding Co	1,051
27,371		Hanmi Financial Corp	617
19,713		Harleysville National Corp	381
10,342	e	Heartland Financial USA, Inc	298
8,209		Heritage Commerce Corp	219
4,522		Home Federal Bancorp, Inc	78
8,546	e	Horizon Financial Corp	206
421,475		Hudson City Bancorp, Inc	5,850
177,731		Huntington Bancshares, Inc	4,221
6,962		IBERIABANK Corp	411
9,704		Independent Bank Corp	350
16,011		Independent Bank Corp	405
51,200	e	IndyMac Bancorp, Inc	2,312
12,591	e	Integra Bank Corp	346
11,376	e	Interchange Financial Services Corp	262
32,243		International Bancshares Corp	997
3,408	e*	Intervest Bancshares Corp	117
37,852	*	Investors Bancorp, Inc	595
47,994	e	Investors Financial Services Corp	2,048

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
15,442	e	Irwin Financial Corp	$349
3,467		ITLA Capital Corp	201
2,509,554		JPMorgan Chase & Co	121,211
14,732	e	Kearny Financial Corp	237
287,342		Keycorp	10,928
22,471		KNBT Bancorp, Inc	376
13,136	e	Lakeland Bancorp, Inc	196
8,565		Lakeland Financial Corp	219
55,360		M&T Bank Corp	6,763
10,326		Macatawa Bank Corp	220
23,701		MAF Bancorp, Inc	1,059
11,504		MainSource Financial Group, Inc	195
183,440		Marshall & Ilsley Corp	8,825
20,931	e	MB Financial, Inc	787
9,839	e	MBT Financial Corp	151
300,556		Mellon Financial Corp	12,668
5,125		Mercantile Bank Corp	193
87,493		Mercantile Bankshares Corp	4,094
4,987	e	MetroCorp Bancshares, Inc	105
15,609	e	Mid-State Bancshares	568
11,521	e	Midwest Banc Holdings, Inc	274
15,140	e	Nara Bancorp, Inc	317
1,893	e	NASB Financial, Inc	78
426,121	e	National City Corp	15,579
34,239	e	National Penn Bancshares, Inc	693
24,427	e	NBT Bancorp, Inc	623
34,157	e*	Net 1 UEPS Technologies, Inc	1,010
31,499	e*	NetBank, Inc	146
218,950	e	New York Community Bancorp, Inc	3,525
78,754	e	NewAlliance Bancshares, Inc	1,292
5,709	e*	Northern Empire Bancshares	169
157,576		Northern Trust Corp	9,563
12,217	e	Northwest Bancorp, Inc	335
6,026		OceanFirst Financial Corp	138
50,588	e	Old National Bancorp	957
8,710		Old Second Bancorp, Inc	255
8,719	e	Omega Financial Corp	278
17,777		Oriental Financial Group, Inc	230
33,369		Pacific Capital Bancorp	1,121
9,214	e	Park National Corp	912
34,547	e	Partners Trust Financial Group, Inc	402
5,884		Pennfed Financial Services, Inc	114
6,808	e	Peoples Bancorp, Inc	202
41,197	e	People's Bank	1,838
17,415		PFF Bancorp, Inc	601
10,869	e*	Pinnacle Financial Partners, Inc	361
8,230		Placer Sierra Bancshares	196
213,055		PNC Financial Services Group, Inc	15,775
200,837		Popular, Inc	3,605
2,891		Preferred Bank	174
9,582	e	Premierwest Bancorp	153
12,613	e	PrivateBancorp, Inc	525
17,101	e	Prosperity Bancshares, Inc	590
25,227	e	Provident Bankshares Corp	898
53,846		Provident Financial Services, Inc	976
30,181	e	Provident New York Bancorp	452

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
4,843	e	QC Holdings, Inc	$77
20,438	*	R & G Financial Corp (Class B)	156
529,682		Regions Financial Corp	19,810
10,908	e	Renasant Corp	334
53,343		Republic Bancorp, Inc	718
5,815	e	Republic Bancorp, Inc (Class A)	146
6,115	e	Rockville Financial, Inc	109
3,345	e	Royal Bancshares of Pennsylvania (Class A)	88
20,998	e	S&T Bancorp, Inc	728
8,198	e	S.Y. Bancorp, Inc	230
9,617		Sandy Spring Bancorp, Inc	367
4,873		Santander BanCorp	87
5,559		SCBT Financial Corp	232
9,460	e	Seacoast Banking Corp of Florida	235
10,334		Security Bank Corp	236
6,056	e	Shore Bancshares, Inc	183
3,786	e	Sierra Bancorp	111
20,862	*	Signature Bank	646
9,660		Simmons First National Corp (Class A)	305
70,064		Sky Financial Group, Inc	2,000
5,534	e	Smithtown Bancorp, Inc	150
53,177		South Financial Group, Inc	1,414
7,964	e	Southside Bancshares, Inc	205
9,257		Southwest Bancorp, Inc	258
277,900	e	Sovereign Bancorp, Inc	7,056
7,406	e	State National Bancshares, Inc	285
240,757		State Street Corp	16,237
13,290		Sterling Bancorp	262
48,597		Sterling Bancshares, Inc	633
17,306		Sterling Financial Corp	410
30,085		Sterling Financial Corp	1,017
7,140	e	Suffolk Bancorp	272
8,334	e*	Sun Bancorp, Inc	176
259,591	e	SunTrust Banks, Inc	21,922
9,642	e*	Superior Bancorp	109
34,534		Susquehanna Bancshares, Inc	928
25,915	e*	SVB Financial Group	1,208
193,183		Synovus Financial Corp	5,956
4,565		Taylor Capital Group, Inc	167
98,216		TCF Financial Corp	2,693
71,665	e	TD Banknorth, Inc	2,313
16,293	*	Texas Capital Bancshares, Inc	324
6,541		Texas United Bancshares, Inc	225
14,873	e	TierOne Corp	470
6,413	e	Tompkins Trustco, Inc	291
9,919		Trico Bancshares	270
51,426	e	Trustco Bank Corp NY	572
34,436	e	Trustmark Corp	1,126
67,163	e	UCBH Holdings, Inc	1,179
24,432		UMB Financial Corp	892
39,940	e	Umpqua Holdings Corp	1,175
8,916		Union Bankshares Corp	273
40,776		UnionBanCal Corp	2,498
27,662		United Bankshares, Inc	1,069
24,124	e	United Community Banks, Inc	780
18,456		United Community Financial Corp	226

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
5,067	e	United Security Bancshares	$122
7,380	e	Univest Corp of Pennsylvania	225
1,287,953		US Bancorp	46,611
8,850		USB Holding Co, Inc	213
81,802	e	Valley National Bancorp	2,169
5,377	e	Vineyard National Bancorp	124
11,237	e*	Virginia Commerce Bancorp	223
6,936		Virginia Financial Group, Inc	194
75,924		W Holding Co, Inc	452
1,365,860		Wachovia Corp	77,786
62,928		Washington Federal, Inc	1,481
693,256	e	Washington Mutual, Inc	31,536
8,575	e	Washington Trust Bancorp, Inc	239
7,507	e*	Wauwatosa Holdings, Inc	134
40,642		Webster Financial Corp	1,980
2,434,128		Wells Fargo & Co	86,558
15,679		WesBanco, Inc	526
11,639	e	West Bancorporation, Inc	207
10,009		West Coast Bancorp	347
23,845	e	Westamerica Bancorporation	1,207
9,370	e*	Western Alliance Bancorp	326
555,176		Western Union Co	12,447
3,341	e*	Westfield Financial, Inc	116
46,684	e	Whitney Holding Corp	1,523
10,590		Willow Grove Bancorp, Inc	158
49,013		Wilmington Trust Corp	2,067
9,638	e	Wilshire Bancorp, Inc	183
17,249		Wintrust Financial Corp	828
4,467		WSFS Financial Corp	299
6,959		Yardville National Bancorp	262
77,374		Zions Bancorporation	6,379
		TOTAL DEPOSITORY INSTITUTIONS	1,150,796

EATING AND DRINKING PLACES - 0.97%
18,260	e*	AFC Enterprises	323
57,337		Applebees International, Inc	1,415
84,817		Aramark Corp (Class B)	2,837
9,771	e*	BJ's Restaurants, Inc	197
24,778	e	Bob Evans Farms, Inc	848
90,265		Brinker International, Inc	2,722
4,688	e*	Buffalo Wild Wings, Inc	249
13,696	e*	California Pizza Kitchen, Inc	456
24,646		CBRL Group, Inc	1,103
24,364	*	CEC Entertainment, Inc	981
56,182	e*	Cheesecake Factory	1,382
22,601	e*	Chipotle Mexican Grill, Inc (Class B)	1,175
49,748	e	CKE Restaurants, Inc	915
23,913	e*	Cosi, Inc	122
105,389		Darden Restaurants, Inc	4,234
26,859		Domino's Pizza, Inc	752
13,878		IHOP Corp	731
25,157	*	Jack in the Box, Inc	1,536
39,881	e*	Krispy Kreme Doughnuts, Inc	443
12,903	e	Landry's Restaurants, Inc	388
15,891	*	Luby's, Inc	173
8,310	*	McCormick & Schmick's Seafood Restaurants, Inc	200

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
881,385		McDonald's Corp	$39,072
7,205	e*	Morton's Restaurant Group, Inc	120
14,289	*	O'Charleys, Inc	304
45,407		OSI Restaurant Partners, Inc	1,780
17,432	e*	Papa John's International, Inc	506
18,015	e*	PF Chang's China Bistro, Inc	691
25,931	*	Rare Hospitality International, Inc	854
11,853	e*	Red Robin Gourmet Burgers, Inc	425
43,367	e	Ruby Tuesday, Inc	1,190
10,929	e*	Ruth's Chris Steak House, Inc	200
65,546	*	Sonic Corp	1,570
556,672	*	Starbucks Corp	19,717
19,171	e*	Steak N Shake Co	337
37,299	e*	Texas Roadhouse, Inc (Class A)	495
132,310	e	Tim Hortons, Inc	3,832
43,886	e	Triarc Cos (Class B)	878
82,207		Wendy's International, Inc	2,720
196,568		Yum! Brands, Inc	11,558
		TOTAL EATING AND DRINKING PLACES	109,431

EDUCATIONAL SERVICES - 0.12%
99,088	*	Apollo Group, Inc (Class A)	3,862
69,330	*	Career Education Corp	1,718
62,840	e*	Corinthian Colleges, Inc	857
44,265		DeVry, Inc	1,239
12,416	e*	Educate, Inc	88
31,812	*	ITT Educational Services, Inc	2,111
32,368	e*	Laureate Education, Inc	1,574
3,041	e*	Lincoln Educational Services Corp	41
10,353		Strayer Education, Inc	1,098
14,801	e*	Universal Technical Institute, Inc	329
		TOTAL EDUCATIONAL SERVICES	12,917

ELECTRIC, GAS, AND SANITARY SERVICES - 4.15%
476,505	*	AES Corp	10,502
57,109		AGL Resources, Inc	2,222
117,851	*	Allegheny Energy, Inc	5,411
17,427		Allete, Inc	811
87,491	e	Alliant Energy Corp	3,305
183,784	*	Allied Waste Industries, Inc	2,259
149,054		Ameren Corp	8,009
10,902		American Ecology Corp	202
280,037		American Electric Power Co, Inc	11,924
11,397	e	American States Water Co	440
91,434		Aqua America, Inc	2,083
276,036	*	Aquila, Inc	1,297
55,777		Atmos Energy Corp	1,780
35,312		Avista Corp	894
23,485	e	Black Hills Corp	867
11,807	e	California Water Service Group	477
8,600	e	Cascade Natural Gas Corp	223
13,533	*	Casella Waste Systems, Inc (Class A)	165
219,360	e	Centerpoint Energy, Inc	3,637
13,300	e	CH Energy Group, Inc	702
11,577	*	Clean Harbors, Inc	560
40,584		Cleco Corp	1,024

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
158,525	*	CMS Energy Corp	$2,647
177,382	e	Consolidated Edison, Inc	8,527
127,339		Constellation Energy Group, Inc	8,770
85,275	*	Covanta Holding Corp	1,879
22,377	e	Crosstex Energy, Inc	709
250,113	e	Dominion Resources, Inc	20,969
85,892	e	DPL, Inc	2,386
129,822	e	DTE Energy Co	6,285
892,914		Duke Energy Corp	29,654
62,246		Duquesne Light Holdings, Inc	1,236
287,140	*	Dynegy, Inc (Class A)	2,079
231,450		Edison International	10,526
501,451		El Paso Corp	7,662
37,424	*	El Paso Electric Co	912
21,443		Empire District Electric Co	529
54,095		Energen Corp	2,539
110,044		Energy East Corp	2,729
4,326	e	EnergySouth, Inc	173
150,211		Entergy Corp	13,867
485,064		Exelon Corp	30,021
237,959		FirstEnergy Corp	14,349
287,406	e	FPL Group, Inc	15,641
58,400	e	Great Plains Energy, Inc	1,857
59,766	e	Hawaiian Electric Industries, Inc	1,623
31,800		Idacorp, Inc	1,229
13,100		ITC Holdings Corp	523
124,443		KeySpan Corp	5,125
77,658		Kinder Morgan, Inc	8,212
14,800	e	Laclede Group, Inc	518
4,287		Markwest Hydrocarbon, Inc	208
126,412		MDU Resources Group, Inc	3,241
17,794		Metal Management, Inc	673
14,002	e	MGE Energy, Inc	512
193,246	*	Mirant Corp	6,101
60,017	e	National Fuel Gas Co	2,313
20,377	e	New Jersey Resources Corp	990
31,841	e	Nicor, Inc	1,490
192,386		NiSource, Inc	4,636
110,953	e	Northeast Utilities	3,124
19,700		Northwest Natural Gas Co	836
24,616		NorthWestern Corp	871
97,458	e*	NRG Energy, Inc	5,459
77,992		NSTAR	2,680
65,881	e	OGE Energy Corp	2,635
83,507		Oneok, Inc	3,601
4,962	e	Ormat Technologies, Inc	183
19,998	e	Otter Tail Corp	623
28,241	e	Peoples Energy Corp	1,259
140,856		Pepco Holdings, Inc	3,664
246,602		PG&E Corp	11,672
5,490	*	Pico Holdings, Inc	191
55,545		Piedmont Natural Gas Co, Inc	1,486
9,700	e*	Pike Electric Corp	158
73,090		Pinnacle West Capital Corp	3,705
51,193	e*	Plug Power, Inc	199
49,642		PNM Resources, Inc	1,544

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
18,623	e	Portland General Electric Co	$507
272,542		PPL Corp	9,768
184,245	e	Progress Energy, Inc	9,043
34,100	v*	Progress Energy, Inc	-	^
178,649		Public Service Enterprise Group, Inc	11,859
86,007		Puget Energy, Inc	2,181
60,286		Questar Corp	5,007
229,735	*	Reliant Energy, Inc	3,265
84,543		Republic Services, Inc	3,438
10,949		Resource America, Inc (Class A)	289
85,539		SCANA Corp	3,475
182,518		Sempra Energy	10,228
164,980	*	Sierra Pacific Resources	2,777
10,436	e	SJW Corp	404
20,851		South Jersey Industries, Inc	697
538,100	e	Southern Co	19,834
70,887		Southern Union Co	1,981
28,345		Southwest Gas Corp	1,088
16,033	e	Southwest Water Co	221
32,405	e*	Stericycle, Inc	2,447
43,822	e	Synagro Technologies, Inc	194
153,975		TECO Energy, Inc	2,653
328,570		TXU Corp	17,812
75,102		UGI Corp	2,049
16,909		UIL Holdings Corp	713
27,250		Unisource Energy Corp	995
55,079		Vectren Corp	1,558
34,090	*	Waste Connections, Inc	1,416
3,755		Waste Industries USA, Inc	115
19,253	e*	Waste Services, Inc	190
63,646	e	Westar Energy, Inc	1,652
34,425		WGL Holdings, Inc	1,122
426,684		Williams Cos, Inc	11,145
85,326		Wisconsin Energy Corp	4,050
32,582	e	WPS Resources Corp	1,760
293,448	e	Xcel Energy, Inc	6,767
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	468,724

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.08%
7,400	*	Acme Packet, Inc	153
22,958	*	Actel Corp	417
32,485		Acuity Brands, Inc	1,690
82,321	*	Adaptec, Inc	384
91,907	*	ADC Telecommunications, Inc	1,335
48,307	e	Adtran, Inc	1,097
25,828	*	Advanced Analogic Technologies, Inc	139
23,059	*	Advanced Energy Industries, Inc	435
395,704	e*	Advanced Micro Devices, Inc	8,053
50,885	*	Aeroflex, Inc	596
120,128	*	Agere Systems, Inc	2,303
257,396	e*	Altera Corp	5,066
121,330		American Power Conversion Corp	3,711
22,354	e*	American Superconductor Corp	219
77,510		Ametek, Inc	2,468
30,350	*	AMIS Holdings, Inc	321
88,199	e*	Amkor Technology, Inc	824

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
65,352	e	Amphenol Corp (Class A)	$4,057
34,135	e*	Anadigics, Inc	302
257,160		Analog Devices, Inc	8,453
115,349	*	Andrew Corp	1,180
614,504	*	Apple Computer, Inc	52,134
215,447	*	Applied Micro Circuits Corp	767
78,929	*	Arris Group, Inc	987
43,603	e*	Atheros Communications, Inc	930
331,967	*	Atmel Corp	2,008
25,930	e*	ATMI, Inc	792
119,087	e*	Avanex Corp	225
91,286	*	Avnet, Inc	2,331
34,410	e	AVX Corp	509
25,562		Baldor Electric Co	854
7,316	e	Bel Fuse, Inc (Class B)	255
46,750	e*	Benchmark Electronics, Inc	1,139
39,879	e*	Bookham, Inc	162
323,478	*	Broadcom Corp (Class A)	10,452
61,936	e*	Broadwing Corp	967
210,037	e*	Brocade Communications Systems, Inc	1,724
15,961	e*	CalAmp Corp	135
74,524	e*	Capstone Turbine Corp	92
14,680	*	Carrier Access Corp	96
33,107	*	C-COR, Inc	369
22,082	e*	Ceradyne, Inc	1,248
27,817	*	Checkpoint Systems, Inc	562
19,747	e*	China BAK Battery, Inc	129
64,323	e*	Ciena Corp	1,782
4,406,596	*	Cisco Systems, Inc	120,432
9,288	e*	Color Kinetics, Inc	198
15,327	e*	Comtech Telecommunications Corp	583
147,141	*	Comverse Technology, Inc	3,106
352,109	e*	Conexant Systems, Inc	718
5,037	*	CPI International, Inc	76
54,881	e*	Cree, Inc	951
23,637	e	CTS Corp	371
14,434		Cubic Corp	313
99,731	*	Cypress Semiconductor Corp	1,682
14,124	e*	Diodes, Inc	501
6,977	*	Directed Electronics, Inc	80
31,325	*	Ditech Networks, Inc	217
24,777	*	Dolby Laboratories, Inc (Class A)	769
21,955	*	DSP Group, Inc	476
10,894	*	DTS, Inc	264
23,062	*	Electro Scientific Industries, Inc	464
25,991	e*	Emcore Corp	144
593,458		Emerson Electric Co	26,166
10,542	*	EMS Technologies, Inc	211
43,912	e*	Energizer Holdings, Inc	3,117
31,709	e*	Energy Conversion Devices, Inc	1,077
31,307	e*	EnerSys	501
47,369	e*	Evergreen Solar, Inc	359
25,111	e*	Exar Corp	326
85,596	*	Fairchild Semiconductor International, Inc	1,439
166,394	e*	Finisar Corp	537
16,083	*	First Solar, Inc	479

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
1	*	Flextronics International Ltd	-	^
16,105	e	Franklin Electric Co, Inc	828
37,000	e*	FuelCell Energy, Inc	239
168,527	*	Gemstar-TV Guide International, Inc	676
17,954	e*	Genlyte Group, Inc	1,402
69,879	e*	GrafTech International Ltd	484
16,954	e*	Greatbatch, Inc	456
47,595		Harman International Industries, Inc	4,755
54,755	*	Harmonic, Inc	398
95,854	e	Harris Corp	4,396
72,763	e*	Hexcel Corp	1,267
9,138	*	Hittite Microwave Corp	295
594,353		Honeywell International, Inc	26,889
16,902	e*	Hutchinson Technology, Inc	398
8,150	e*	ID Systems, Inc	153
14,709	e*	Ikanos Communications, Inc	128
24,375		Imation Corp	1,132
142,327	e*	Integrated Device Technology, Inc	2,203
4,229,152		Intel Corp	85,640
38,828	*	Interdigital Communications Corp	1,303
50,270	*	International Rectifier Corp	1,937
100,792	e	Intersil Corp (Class A)	2,411
13,338		Inter-Tel, Inc	296
28,293	e*	InterVoice, Inc	217
7,978	e*	iRobot Corp	144
16,725	*	IXYS Corp	149
152,551	*	JDS Uniphase Corp	2,541
66,338	e*	Kemet Corp	484
87,515		L-3 Communications Holdings, Inc	7,157
9,858	e*	Lamson & Sessions Co	239
81,127	*	Lattice Semiconductor Corp	526
29,989		Lincoln Electric Holdings, Inc	1,812
217,933	e	Linear Technology Corp	6,608
17,104	*	Littelfuse, Inc	545
8,072	e*	Loral Space & Communications, Inc	329
12,960		LSI Industries, Inc	257
287,921	e*	LSI Logic Corp	2,591
37,299	*	Mattson Technology, Inc	348
227,883	e	Maxim Integrated Products, Inc	6,978
10,311	e*	Maxwell Technologies, Inc	144
116,831	e*	McData Corp (Class A)	648
14,709	e*	Medis Technologies Ltd	256
108,375	*	MEMC Electronic Materials, Inc	4,242
13,858	e*	Mercury Computer Systems, Inc	185
23,004		Methode Electronics, Inc	249
52,075	e*	Micrel, Inc	561
155,745		Microchip Technology, Inc	5,093
514,474	*	Micron Technology, Inc	7,182
50,054	e*	Microsemi Corp	984
45,471	e*	Microtune, Inc	214
78,136	e*	Mindspeed Technologies, Inc	149
33,720	*	MIPS Technologies, Inc	280
21,021	e*	Mobility Electronics, Inc	70
98,307		Molex, Inc	3,109
15,444	e*	Monolithic Power Systems, Inc	172
25,239	e*	Moog, Inc (Class A)	964

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
16,612	e*	MoSys, Inc	$154
1,779,681		Motorola, Inc	36,590
89,555	e*	MRV Communications, Inc	317
6,600	e*	Multi-Fineline Electronix, Inc	134
3,138	e	National Presto Industries, Inc	188
239,672		National Semiconductor Corp	5,441
12,200	v*	NCP Litigation Trust	-	^
11,165	e*	Netlogic Microsystems, Inc	242
268,961	*	Network Appliance, Inc	10,565
90,589	e*	Novellus Systems, Inc	3,118
254,885	e*	Nvidia Corp	9,433
46,161	e*	Omnivision Technologies, Inc	630
132,091	e*	ON Semiconductor Corp	1,000
68,043	*	Openwave Systems, Inc	628
9,902	*	Oplink Communications, Inc	204
11,903	e*	Optical Communication Products, Inc	20
8,504	e*	OSI Systems, Inc	178
13,852		Park Electrochemical Corp	355
13,058	e*	Parkervision, Inc	146
14,362	*	Pericom Semiconductor Corp	165
29,346	e*	Photronics, Inc	480
33,939	e	Plantronics, Inc	719
32,750	e*	Plexus Corp	782
15,100	*	PLX Technology, Inc	197
149,597	e*	PMC - Sierra, Inc	1,004
63,037	e*	Polycom, Inc	1,948
18,026	*	Portalplayer, Inc	242
3,961	*	Powell Industries, Inc	125
51,516	e*	Power-One, Inc	375
96,435	e*	Powerwave Technologies, Inc	622
114,551	*	QLogic Corp	2,511
1,205,662		Qualcomm, Inc	45,562
42,142	e*	Quantum Fuel Systems Technologies Worldwide, Inc	67
95,116	e	RadioShack Corp	1,596
12,522	*	Radyne Corp	134
67,206	e*	Rambus, Inc	1,272
11,399	e	Raven Industries, Inc	305
24,063		Regal-Beloit Corp	1,264
152,411	e*	RF Micro Devices, Inc	1,035
12,342	e*	Rogers Corp	730
385,770	*	Sanmina-SCI Corp	1,331
52,119	*	Semtech Corp	681
56,384	e*	Silicon Image, Inc	717
35,139	e*	Silicon Laboratories, Inc	1,218
72,899	*	Silicon Storage Technology, Inc	329
17,679	e*	Sirenza Microdevices, Inc	139
1,037,535	e*	Sirius Satellite Radio, Inc	3,673
128,887	e*	Skyworks Solutions, Inc	913
29,816	*	Spansion, Inc (Class A)	443
28,315	e*	Spectrum Brands, Inc	309
7,603	*	Staktek Holdings, Inc	39
14,503	*	Standard Microsystems Corp	406
67,907	e*	Stratex Networks, Inc	328
7,800	e*	Sunpower Corp (Class A)	290
8,595	e*	Supertex, Inc	337
129,793	*	Sycamore Networks, Inc	488

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
35,188	e*	Symmetricom, Inc	$314
17,207	e*	Synaptics, Inc	511
30,703	e	Technitrol, Inc	733
38,663	e*	Tekelec	573
29,317		Teleflex, Inc	1,893
332,817	*	Tellabs, Inc	3,415
32,712	e*	Tessera Technologies, Inc	1,320
1,110,835		Texas Instruments, Inc	31,992
43,626	*	Thomas & Betts Corp	2,063
141,203	*	Transmeta Corp	157
71,856	e*	Transwitch Corp	101
41,394	*	Trident Microsystems, Inc	753
105,731	e*	Triquint Semiconductor, Inc	476
32,309	*	TTM Technologies, Inc	366
6,706	*	Ulticom, Inc	64
16,474	e*	Universal Display Corp	247
8,900	*	Universal Electronics, Inc	187
92,381	e*	Utstarcom, Inc	808
40,586	e*	Varian Semiconductor Equipment Associates, Inc	1,847
15,575	*	Viasat, Inc	464
12,845		Vicor Corp	143
9,190	e*	Virage Logic Corp	85
120,423	*	Vishay Intertechnology, Inc	1,631
13,179	e*	Volterra Semiconductor Corp	198
51,562	e	Whirlpool Corp	4,281
244,357		Xilinx, Inc	5,818
61,727	e*	Zhone Technologies, Inc	81
9,976	e*	Zoltek Cos, Inc	196
35,864	*	Zoran Corp	523
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	685,881

ENGINEERING AND MANAGEMENT SERVICES - 0.79%
13,465	e*	Advisory Board Co	721
81,604	e*	Amylin Pharmaceuticals, Inc	2,943
54,636	*	Applera Corp (Celera Genomics Group)	764
40,510	e*	Ariad Pharmaceuticals, Inc	208
7,981	e	CDI Corp	199
270,134	e*	Celgene Corp	15,541
8,356	e*	Cornell Cos, Inc	153
29,566		Corporate Executive Board Co	2,593
8,400	*	CRA International, Inc	440
33,088	e*	CV Therapeutics, Inc	462
47,351	e*	deCODE genetics, Inc	214
20,365		Diamond Management & Technology Consultants, Inc	253
64,377	*	Digitas, Inc	863
21,511	e*	Diversa Corp	234
35,921	e*	eResearch Technology, Inc	242
11,717	e*	Essex Corp	280
65,374	e*	Exelixis, Inc	588
11,236	*	Exponent, Inc	210
15,341	*	First Consulting Group, Inc	211
61,832		Fluor Corp	5,049
36,978	*	Gen-Probe, Inc	1,937
31,752	*	Harris Interactive, Inc	160
79,558	e*	Hewitt Associates, Inc (Class A)	2,049
12,264	*	Huron Consulting Group, Inc	556

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
47,580	*	ICOS Corp	$1,608
60,816	e*	Incyte Corp	355
18,937	*	Infrasource Services, Inc	412
46,982	e*	Isis Pharmaceuticals, Inc	522
41,580	*	Jacobs Engineering Group, Inc	3,390
6,800	*	KBR, Inc	178
8,794	e*	Kendle International, Inc	277
6,175		Landauer, Inc	324
17,070	e*	LECG Corp	315
41,063	*	Lexicon Genetics, Inc	148
26,264	e*	Lifecell Corp	634
22,750	*	Luminex Corp	289
15,124		MAXIMUS, Inc	465
16,427	e*	Maxygen, Inc	177
82,896	e*	Monogram Biosciences, Inc	148
176,345		Moody's Corp	12,178
7,000	e*	MTC Technologies, Inc	165
28,265	e*	Myriad Genetics, Inc	885
32,376	e*	Navigant Consulting, Inc	640
19,062	*	Omnicell, Inc	355
243,052		Paychex, Inc	9,610
24,043	e*	Per-Se Technologies, Inc	668
14,301	e*	PharmaNet Development Group, Inc	316
112,464	e	Quest Diagnostics, Inc	5,961
32,524	*	Regeneron Pharmaceuticals, Inc	653
97,295	e*	Rentech, Inc	367
32,857	*	Resources Connection, Inc	1,046
17,806	e*	Rigel Pharmaceuticals, Inc	211
62,300	*	SAIC, Inc	1,108
19,255	e*	Sangamo Biosciences, Inc	127
36,415	e*	Savient Pharmaceuticals, Inc	408
21,388	e*	Senomyx, Inc	278
56,724	e*	Shaw Group, Inc	1,900
24,068	e*	Symyx Technologies, Inc	520
7,624	e*	Tejon Ranch Co	426
35,223	e*	Telik, Inc	156
38,899	*	Tetra Tech, Inc	704
10,112	e*	Trimeris, Inc	129
36,325	*	URS Corp	1,557
20,925	*	Washington Group International, Inc	1,251
32,046		Watson Wyatt & Co Holdings (Class A)	1,447
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	89,178

ENVIRONMENTAL QUALITY AND HOUSING - 0.00%**
40,288	e*	Home Solutions of America, Inc	236
		TOTAL ENVIRONMENTAL QUALITY AND HOUSING	236

FABRICATED METAL PRODUCTS - 0.39%
25,734	*	Alliant Techsystems, Inc	2,012
6,162		Ameron International Corp	471
25,208		Aptargroup, Inc	1,488
75,052		Ball Corp	3,272
11,232		CIRCOR International, Inc	413
86,652		Commercial Metals Co	2,236
13,231	*	Commercial Vehicle Group, Inc	288
2,198		Compx International, Inc	44

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
37,768		Crane Co	$1,384
120,265	*	Crown Holdings, Inc	2,516
8,340	e	Dynamic Materials Corp	234
20,133	e*	Griffon Corp	513
9,089		Gulf Island Fabrication, Inc	335
362,561		Illinois Tool Works, Inc	16,747
10,094		Insteel Industries, Inc	180
53,208	*	Jacuzzi Brands, Inc	661
9,968	*	Ladish Co, Inc	370
8,117		Lifetime Brands, Inc	133
25,129	e*	Mobile Mini, Inc	677
73,564		Mueller Water Products, Inc (Class A)	1,094
15,669	*	NCI Building Systems, Inc	811
71,324		Pentair, Inc	2,240
3,628		Shiloh Industries, Inc	69
16,406		Silgan Holdings, Inc	721
26,264	e	Simpson Manufacturing Co, Inc	831
20,492	e*	Smith & Wesson Holding Corp	212
43,702		Snap-On, Inc	2,082
44,785	e*	Taser International, Inc	341
13,461	e	Valmont Industries, Inc	747
20,744	e	Watts Water Technologies, Inc (Class A)	853
		TOTAL FABRICATED METAL PRODUCTS	43,975

FOOD AND KINDRED PRODUCTS - 2.78%
5,017	*	Altus Pharmaceuticals, Inc	95
559,703		Anheuser-Busch Cos, Inc	27,537
471,724		Archer Daniels Midland Co	15,076
6,482	e*	Boston Beer Co, Inc (Class A)	233
17,919	e*	Burger King Holdings, Inc	378
173,080		Campbell Soup Co	6,731
2,568		Coca-Cola Bottling Co Consolidated	176
1,471,834		Coca-Cola Co	71,016
222,948		Coca-Cola Enterprises, Inc	4,553
377,963	e	ConAgra Foods, Inc	10,205
139,583	e*	Constellation Brands, Inc (Class A)	4,051
57,160		Corn Products International, Inc	1,974
43,973	*	Darling International, Inc	242
152,685		Del Monte Foods Co	1,684
11,033	e	Diamond Foods, Inc	210
5,320		Farmer Bros Co	114
36,792		Flowers Foods, Inc	993
258,061		General Mills, Inc	14,864
35,476	*	Gold Kist, Inc	746
243,660		H.J. Heinz Co	10,967
45,520	e*	Hansen Natural Corp	1,533
128,345	e	Hershey Co	6,392
53,755		Hormel Foods Corp	2,007
8,158	e	Imperial Sugar Co	197
9,626		J&J Snack Foods Corp	399
41,124	e	J.M. Smucker Co	1,993
15,444	e*	Jones Soda Co	190
180,264		Kellogg Co	9,024
153,558	e	Kraft Foods, Inc (Class A)	5,482
17,410	e	Lancaster Colony Corp	771
20,449		Lance, Inc	411

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
6,664	*	M&F Worldwide Corp	$168
97,528	e	McCormick & Co, Inc	3,761
6,584	e	MGP Ingredients, Inc	149
35,103		Molson Coors Brewing Co (Class B)	2,683
4,670	e	National Beverage Corp	66
9,395	e*	Peet's Coffee & Tea, Inc	247
99,240		Pepsi Bottling Group, Inc	3,068
46,280	e	PepsiAmericas, Inc	971
1,193,483		PepsiCo, Inc	74,652
24,523	*	Performance Food Group Co	678
9,865	e	Premium Standard Farms, Inc	183
20,114	e*	Ralcorp Holdings, Inc	1,024
11,750		Reddy Ice Holdings, Inc	303
12,303	e	Sanderson Farms, Inc	373
549,759		Sara Lee Corp	9,362
75,111	e*	Smithfield Foods, Inc	1,927
25,397	e	Tootsie Roll Industries, Inc	830
24,314	e	Topps Co, Inc	216
20,712	*	TreeHouse Foods, Inc	646
167,821		Tyson Foods, Inc (Class A)	2,761
169,834	e	Wrigley (Wm.) Jr Co	8,784
		TOTAL FOOD AND KINDRED PRODUCTS	313,096

FOOD STORES - 0.23%
837	e	Arden Group, Inc (Class A)	104
16,623	e	Great Atlantic & Pacific Tea Co, Inc	428
6,684		Ingles Markets, Inc (Class A)	199
522,421		Kroger Co	12,052
21,379	e*	Panera Bread Co (Class A)	1,195
15,939	e*	Pantry, Inc	747
36,728	e*	Pathmark Stores, Inc	409
26,048		Ruddick Corp	723
143,682		Supervalu, Inc	5,137
1,163		Village Super Market (Class A)	99
6,734	e	Weis Markets, Inc	270
102,095		Whole Foods Market, Inc	4,791
19,665	e*	Wild Oats Markets, Inc	283
		TOTAL FOOD STORES	26,437

FORESTRY - 0.13%
53,928		Rayonier, Inc	2,214
173,496		Weyerhaeuser Co	12,257
		TOTAL FORESTRY	14,471

FURNITURE AND FIXTURES - 0.31%
23,968	e	Ethan Allen Interiors, Inc	866
32,047	e	Furniture Brands International, Inc	520
49,639		Herman Miller, Inc	1,805
45,834		Hillenbrand Industries, Inc	2,609
37,699	e	HNI Corp	1,674
7,413	e	Hooker Furniture Corp	116
33,100	*	Interface, Inc (Class A)	471
140,872		Johnson Controls, Inc	12,104
18,600		Kimball International, Inc (Class B)	452
36,828	e	La-Z-Boy, Inc	437
129,694	e	Leggett & Platt, Inc	3,100

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
289,409		Masco Corp	$8,645
14,380		Sealy Corp	212
39,114	e*	Select Comfort Corp	680
8,845	e	Stanley Furniture Co, Inc	190
35,213	*	Tempur-Pedic International, Inc	720
21,020	e*	Williams Scotsman International, Inc	412
		TOTAL FURNITURE AND FIXTURES	35,013

FURNITURE AND HOMEFURNISHINGS STORES - 0.19%
205,062	*	Bed Bath & Beyond, Inc	7,813
126,367		Circuit City Stores, Inc	2,399
18,188	e*	Cost Plus, Inc	187
46,205	e*	GameStop Corp (Class A)	2,546
19,589	e*	Guitar Center, Inc	891
16,062	e	Haverty Furniture Cos, Inc	238
23,773		Knoll, Inc	523
37,412	e*	Mohawk Industries, Inc	2,801
64,355	e*	Pier 1 Imports, Inc	383
32,572	e*	Restoration Hardware, Inc	277
51,283		Steelcase, Inc (Class A)	931
21,617	e	Tuesday Morning Corp	336
68,390	e	Williams-Sonoma, Inc	2,150
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	21,475

GENERAL BUILDING CONTRACTORS - 0.36%
1,271	e	Amrep Corp	156
3,890	e*	Avatar Holdings, Inc	315
28,744		Beazer Homes USA, Inc	1,351
9,928	e	Brookfield Homes Corp	373
4,552	*	Cavco Industries, Inc	160
88,263		Centex Corp	4,967
219,211		DR Horton, Inc	5,807
35,317	e*	Hovnanian Enterprises, Inc (Class A)	1,197
57,634	e	KB Home	2,955
94,690		Lennar Corp (Class A)	4,967
13,102	e	Levitt Corp (Class A)	160
9,603	e	M/I Homes, Inc	367
15,428		McGrath RentCorp	473
24,302	e	MDC Holdings, Inc	1,386
16,766	e*	Meritage Homes Corp	800
3,299	e*	NVR, Inc	2,128
11,355	*	Palm Harbor Homes, Inc	159
15,587	*	Perini Corp	480
151,231		Pulte Homes, Inc	5,009
32,537	e	Ryland Group, Inc	1,777
48,228	e	Standard-Pacific Corp	1,292
4,378	e*	Team, Inc	153
11,826	e	Technical Olympic USA, Inc	120
91,725	e*	Toll Brothers, Inc	2,956
33,909		Walter Industries, Inc	917
33,372	e*	WCI Communities, Inc	640
		TOTAL GENERAL BUILDING CONTRACTORS	41,065

GENERAL MERCHANDISE STORES - 1.69%
31,592	e*	99 Cents Only Stores	385
84,652	e*	Big Lots, Inc	1,940

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
47,906	*	BJ's Wholesale Club, Inc	$1,490
3,353	e	Bon-Ton Stores, Inc	116
21,144	e*	Cabela's, Inc	510
35,721	e	Casey's General Stores, Inc	841
4,489	e*	Conn's, Inc	105
340,928		Costco Wholesale Corp	18,025
45,125	e	Dillard's, Inc (Class A)	1,578
224,362		Dollar General Corp	3,603
110,537		Family Dollar Stores, Inc	3,242
396,772		Federated Department Stores, Inc	15,129
29,664	e	Fred's, Inc	357
167,970	e	JC Penney Co, Inc	12,994
17,729	e*	Retail Ventures, Inc	338
98,533	e	Saks, Inc	1,756
17,973		Stein Mart, Inc	238
621,933		Target Corp	35,481
333,625		TJX Cos, Inc	9,515
1,788,586		Wal-Mart Stores, Inc	82,597
		TOTAL GENERAL MERCHANDISE STORES	190,240

HEALTH SERVICES - 1.46%
10,862	*	Alliance Imaging, Inc	72
14,316	e*	Amedisys, Inc	471
149,462		AmerisourceBergen Corp	6,720
22,231	*	Amsurg Corp	511
31,771	e*	Apria Healthcare Group, Inc	847
7,094	e*	Bio-Reference Labs, Inc	159
11,494	e	Brookdale Senior Living, Inc	552
316,694		Caremark Rx, Inc	18,086
74,828		Cigna Corp	9,845
74,524	e*	Community Health Systems, Inc	2,722
6,016	*	Corvel Corp	286
34,480	*	Covance, Inc	2,031
114,014	*	Coventry Health Care, Inc	5,706
22,090	*	Cross Country Healthcare, Inc	482
75,575	*	DaVita, Inc	4,299
42,598	*	Edwards Lifesciences Corp	2,004
3,311	e*	Emeritus Corp	82
18,855	e*	Enzo Biochem, Inc	269
81,841	*	Express Scripts, Inc	5,860
22,485	*	Five Star Quality Care, Inc	251
14,431	e*	Genesis HealthCare Corp	682
8,923	e*	Genomic Health, Inc	166
18,949	e*	Gentiva Health Services, Inc	361
171,006		Health Management Associates, Inc (Class A)	3,610
24,588	e*	Healthways, Inc	1,173
10,654	*	Horizon Health Corp	208
18,980	e*	Hythiam, Inc	175
25,060	*	Kindred Healthcare, Inc	633
88,834	e*	Laboratory Corp of America Holdings	6,527
14,843	e	LCA-Vision, Inc	510
8,098	*	LHC Group, Inc	231
39,831	*	LifePoint Hospitals, Inc	1,342
70,238	*	Lincare Holdings, Inc	2,798
24,894	*	Magellan Health Services, Inc	1,076
56,881	e	Manor Care, Inc	2,669

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
13,215	*	Matria Healthcare, Inc	$380
218,648		McKesson Corp	11,085
3,907	*	Medcath Corp	107
214,836	*	Medco Health Solutions, Inc	11,481
4,992	e	National Healthcare Corp	276
70,657	e*	Nektar Therapeutics	1,075
4,537	e*	Nighthawk Radiology Holdings, Inc	116
25,907	*	Odyssey HealthCare, Inc	344
85,615	e	Omnicare, Inc	3,307
19,390	e	Option Care, Inc	276
37,228	e*	Pediatrix Medical Group, Inc	1,820
73,351		Pharmaceutical Product Development, Inc	2,363
37,571	e*	Psychiatric Solutions, Inc	1,410
7,616	e*	Radiation Therapy Services, Inc	240
12,730	*	RehabCare Group, Inc	189
42,970	*	Sierra Health Services, Inc	1,549
16,786	e*	Stereotaxis, Inc	173
16,347	*	Sun Healthcare Group, Inc	206
35,882	e*	Sunrise Senior Living, Inc	1,102
11,929	e*	Symbion, Inc	221
339,486	e*	Tenet Healthcare Corp	2,366
62,435	e*	Triad Hospitals, Inc	2,612
32,574	e*	United Surgical Partners International, Inc	923
32,474		Universal Health Services, Inc (Class B)	1,800
7,404	e*	VistaCare, Inc (Class A)	75
459,976	*	WellPoint, Inc	36,196
		TOTAL HEALTH SERVICES	165,108

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.01%
23,788		Granite Construction, Inc	1,197
14,573	*	Matrix Service Co	235
6,353	e*	Sterling Construction Co, Inc	138
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	1,570

HOLDING AND OTHER INVESTMENT OFFICES - 2.92%
23,371		Acadia Realty Trust	585
22,240	e*	Affiliated Managers Group, Inc	2,338
24,372	*	Affordable Residential Communities LP	284
24,372	e,v*	Affordable Residential Communities LP	6
5,860		Agree Realty Corp	201
1,423	e*	Alexander's, Inc	597
21,950		Alexandria Real Estate Equities, Inc	2,204
100,767	e	Allied Capital Corp	3,293
64,296		AMB Property Corp	3,768
11,828		American Campus Communities, Inc	337
101,231	e	American Financial Realty Trust	1,158
35,107	e	American Home Mortgage Investment Corp	1,233
152,331		Annaly Mortgage Management, Inc	2,119
40,991		Anthracite Capital, Inc	522
38,245		Anworth Mortgage Asset Corp	364
71,657		Apartment Investment & Management Co (Class A)	4,014
57,479	e	Apollo Investment Corp	1,288
8,687		Arbor Realty Trust, Inc	261
154,962		Archstone-Smith Trust	9,020
34,624		Ashford Hospitality Trust, Inc	431
53,862		AvalonBay Communities, Inc	7,005

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
49,809		BioMed Realty Trust, Inc	$1,425
82,364	e	Boston Properties, Inc	9,215
67,217		Brandywine Realty Trust	2,235
39,274		BRE Properties, Inc (Class A)	2,554
41,065		Camden Property Trust	3,033
23,807		Capital Lease Funding, Inc	276
1,773		Capital Southwest Corp	224
8,296		Capital Trust, Inc (Class A)	414
46,395		CBL & Associates Properties, Inc	2,011
21,293		Cedar Shopping Centers, Inc	339
7,117		CentraCore Properties Trust	230
5,581		Cherokee, Inc	240
32,461		Colonial Properties Trust	1,522
9,262	e	Compass Diversified Trust	159
26,532	e	Corporate Office Properties Trust	1,339
28,724		Cousins Properties, Inc	1,013
57,581		Crescent Real Estate Equities Co	1,137
36,580		Deerfield Triarc Capital Corp	619
79,742	e	Developers Diversified Realty Corp	5,020
45,663	e	DiamondRock Hospitality Co	822
16,254		Digital Realty Trust, Inc	556
54,800		Douglas Emmett, Inc	1,457
98,094		Duke Realty Corp	4,012
15,783		EastGroup Properties, Inc	845
18,827	e	Education Realty Trust, Inc	278
2,066	e*	Enstar Group, Inc	198
18,156	e	Entertainment Properties Trust	1,061
42,886		Equity Inns, Inc	685
15,082		Equity Lifestyle Properties, Inc	821
260,097		Equity Office Properties Trust	12,529
26,061	e	Equity One, Inc	695
211,135		Equity Residential	10,715
17,086		Essex Property Trust, Inc	2,208
32,947		Extra Space Storage, Inc	602
38,804		Federal Realty Investment Trust	3,298
48,174		FelCor Lodging Trust, Inc	1,052
37,304		Fieldstone Investment Corp	163
34,641	e	First Industrial Realty Trust, Inc	1,624
14,075		First Potomac Realty Trust	410
41,850	e	Franklin Street Properties Corp	881
106,628	e	Friedman Billings Ramsey Group, Inc (Class A)	853
125,106		General Growth Properties, Inc	6,534
11,498	e	Getty Realty Corp	355
7,828	e	Gladstone Capital Corp	187
9,325	e	Gladstone Investment Corp	143
26,916	e	Glimcher Realty Trust	719
12,117		Global Signal, Inc	638
27,800		GMH Communities Trust	282
12,400		Gramercy Capital Corp	383
17,945	e*	Harris & Harris Group, Inc	217
139,308		Health Care Property Investors, Inc	5,129
52,904		Health Care REIT, Inc	2,276
34,028	e	Healthcare Realty Trust, Inc	1,346
19,444		Hersha Hospitality Trust	221
41,626		Highland Hospitality Corp	593
38,542		Highwoods Properties, Inc	1,571

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
26,525		Home Properties, Inc	$1,572
45,217	e	HomeBanc Corp	191
53,590		Hospitality Properties Trust	2,547
367,731	e	Host Marriott Corp	9,028
156,142		HRPT Properties Trust	1,928
56,391		IMPAC Mortgage Holdings, Inc	496
48,741	e	Inland Real Estate Corp	912
29,188		Innkeepers U.S.A. Trust	452
32,947		Investors Real Estate Trust	338
6,556	e	iShares Russell 2000 Index Fund	512
95,000		iShares Russell 3000 Index Fund	7,794
13,735	e	iShares Russell Midcap Index Fund	1,371
90,167		iStar Financial, Inc	4,312
18,553		JER Investors Trust, Inc	384
24,426		Kilroy Realty Corp	1,905
160,305		Kimco Realty Corp	7,206
20,224		Kite Realty Group Trust	377
51,683	e	KKR Financial Corp	1,385
29,268		LaSalle Hotel Properties	1,342
36,183		Lexington Corporate Properties Trust	811
64,881		Liberty Property Trust	3,188
17,555	e	LTC Properties, Inc	479
31,753	e	Luminent Mortgage Capital, Inc	308
52,125		Macerich Co	4,512
44,732		Mack-Cali Realty Corp	2,281
29,713		Maguire Properties, Inc	1,189
28,111		Medical Properties Trust, Inc	430
61,319		MFA Mortgage Investments, Inc	472
16,824		Mid-America Apartment Communities, Inc	963
47,444	e*	Mills Corp	949
21,344	e	MortgageIT Holdings, Inc	315
18,515	e	National Health Investors, Inc	611
43,616		National Retail Properties, Inc	1,001
62,589		Nationwide Health Properties, Inc	1,891
34,751	e	New Century Financial Corp	1,098
78,327	e	New Plan Excel Realty Trust	2,152
31,289	e	Newcastle Investment Corp	980
13,641		Newkirk Realty Trust, Inc	246
21,985		NorthStar Realty Finance Corp	364
28,455	e	Novastar Financial, Inc	758
212,224	e	NTL, Inc	5,357
38,341		Omega Healthcare Investors, Inc	679
11,623	e	Parkway Properties, Inc	593
25,930		Pennsylvania Real Estate Investment Trust	1,021
132,044		Plum Creek Timber Co, Inc	5,262
32,866	e	Post Properties, Inc	1,502
27,492		Potlatch Corp	1,205
177,682		Prologis	10,798
13,682		PS Business Parks, Inc	967
87,441		Public Storage, Inc	8,526
20,254		RAIT Investment Trust	698
11,548	e	Ramco-Gershenson Properties	440
166,759	e*	Realogy Corp	5,056
70,483		Realty Income Corp	1,952
58,125		Reckson Associates Realty Corp	2,651
15,171		Redwood Trust, Inc	881

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
49,323		Regency Centers Corp	$3,856
17,800		Republic Property Trust	205
8,737		Saul Centers, Inc	482
43,061	e	Senior Housing Properties Trust	1,054
160,074		Simon Property Group, Inc	16,214
32,609		SL Green Realty Corp	4,330
13,156		Sovran Self Storage, Inc	754
87,200	e	SPDR Trust Series 1	12,355
58,567	e	Spirit Finance Corp	730
13,165	e*	Star Maritime Acquisition Corp	129
52,099	e	Strategic Hotels & Resorts, Inc	1,135
12,790		Sun Communities, Inc	414
44,687		Sunstone Hotel Investors, Inc	1,195
22,030		Tanger Factory Outlet Centers, Inc	861
11,598	e	Tarragon Corp	141
40,122		Taubman Centers, Inc	2,041
83,374		Thornburg Mortgage, Inc	2,095
47,792	e	Trustreet Properties, Inc	805
100,110	e	United Dominion Realty Trust, Inc	3,183
10,285		Universal Health Realty Income Trust	401
19,529		Urstadt Biddle Properties, Inc (Class A)	373
33,533		U-Store-It Trust	689
77,084		Ventas, Inc	3,262
88,721		Vornado Realty Trust	10,780
30,712	e	Washington Real Estate Investment Trust	1,229
60,281	e	Weingarten Realty Investors	2,780
18,615	e	Winston Hotels, Inc	247
16,365		Winthrop Realty Trust	112
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	328,882

HOTELS AND OTHER LODGING PLACES - 0.58%
18,496	e	Ameristar Casinos, Inc	569
25,115	*	Aztar Corp	1,367
15,345	e*	Bluegreen Corp	197
31,169		Boyd Gaming Corp	1,412
26,796		Choice Hotels International, Inc	1,128
29,868	*	Gaylord Entertainment Co	1,521
17,562	*	Great Wolf Resorts, Inc	245
275,747		Hilton Hotels Corp	9,624
9,907	e*	Isle of Capri Casinos, Inc	263
100,362	*	Las Vegas Sands Corp	8,980
14,595	*	Lodgian, Inc	199
14,891		Marcus Corp	381
246,539		Marriott International, Inc (Class A)	11,765
85,616	*	MGM Mirage	4,910
8,692	*	Monarch Casino & Resort, Inc	208
10,400	e*	Morgans Hotel Group Co	176
9,051	e*	Outdoor Channel Holdings, Inc	116
10,185	*	Riviera Holdings Corp	246
154,967		Starwood Hotels & Resorts Worldwide, Inc	9,685
36,990		Station Casinos, Inc	3,021
19,819	e*	Trump Entertainment Resorts, Inc	362
23,411	e*	Vail Resorts, Inc	1,049
145,607	*	Wyndham Worldwide Corp	4,662
36,812	e	Wynn Resorts Ltd	3,455
		TOTAL HOTELS AND OTHER LODGING PLACES	65,541

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.37%
546,102		3M Co	$42,558
5,902		Aaon, Inc	155
21,969	e	Actuant Corp (Class A)	1,047
62,956	e*	AGCO Corp	1,948
18,980	e	Albany International Corp (Class A)	625
9,869	e*	Allis-Chalmers Energy, Inc	227
126,531	e	American Standard Cos, Inc	5,801
5,232		Ampco-Pittsburgh Corp	175
1,002,560		Applied Materials, Inc	18,497
11,700	e*	Astec Industries, Inc	411
14,997	e*	ASV, Inc	244
39,136	*	Asyst Technologies, Inc	286
73,014	e*	Axcelis Technologies, Inc	426
4,302	e*	Basin Water, Inc	29
53,992		Black & Decker Corp	4,318
11,587	e	Black Box Corp	487
27,159	e*	Blount International, Inc	366
36,704	e	Briggs & Stratton Corp	989
52,087	e*	Brooks Automation, Inc	750
22,637		Bucyrus International, Inc (Class A)	1,172
21,843	e	Carlisle Cos, Inc	1,715
8,415		Cascade Corp	445
479,602		Caterpillar, Inc	29,414
41,687	e	CDW Corp	2,931
62,093	*	Cirrus Logic, Inc	427
12,813	*	Columbus McKinnon Corp	269
37,198	e	Cummins, Inc	4,396
32,788	e	Curtiss-Wright Corp	1,216
27,900	e*	Cymer, Inc	1,226
168,297		Deere & Co	16,000
1,673,581	*	Dell, Inc	41,990
51,236		Diebold, Inc	2,388
53,537	e	Donaldson Co, Inc	1,858
144,796		Dover Corp	7,098
27,965	*	Dresser-Rand Group, Inc	684
20,058	e*	Dril-Quip, Inc	785
106,679		Eaton Corp	8,016
39,428	*	Electronics for Imaging, Inc	1,048
1,590,785	e*	EMC Corp	20,998
66,505	*	Emulex Corp	1,297
10,817	e*	ENGlobal Corp	70
15,889	*	EnPro Industries, Inc	528
97,823	e*	Entegris, Inc	1,058
89,895	*	Extreme Networks, Inc	377
8,475	e*	Flanders Corp	84
40,195	*	Flowserve Corp	2,029
49,081	*	FMC Technologies, Inc	3,025
41,012	e*	Gardner Denver, Inc	1,530
202,596	e*	Gateway, Inc	407
10,307	e*	Gehl Co	284
7,520,036		General Electric Co	279,821
34,440	*	Global Imaging Systems, Inc	756
16,573	*	Goodman Global, Inc	285
7,678		Gorman-Rupp Co	284

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
48,455		Graco, Inc	$1,920
93,094	*	Grant Prideco, Inc	3,702
2,019,750		Hewlett-Packard Co	83,193
13,976	*	Hydril	1,051
37,515	e	IDEX Corp	1,779
39,372	e*	Intermec, Inc	956
1,125,079		International Business Machines Corp	109,301
244,470		International Game Technology	11,295
14,156	*	Intevac, Inc	367
132,940		Jabil Circuit, Inc	3,264
90,211		Joy Global, Inc	4,361
9,545	*	Kadant, Inc	233
21,080		Kaydon Corp	838
28,016		Kennametal, Inc	1,649
22,645	e*	Komag, Inc	858
40,500	e*	Kulicke & Soffa Industries, Inc	340
99,553	*	Lam Research Corp	5,039
7,262	e*	LB Foster Co (Class A)	188
40,888	e	Lennox International, Inc	1,252
75,224	*	Lexmark International, Inc (Class A)	5,506
7,700	e	Lindsay Manufacturing Co	251
10,534		Lufkin Industries, Inc	612
43,929		Manitowoc Co, Inc	2,611
26,959	*	Micros Systems, Inc	1,421
4,740	e*	Middleby Corp	496
24,902		Modine Manufacturing Co	623
3,910		Nacco Industries, Inc (Class A)	534
10,325	*	NATCO Group, Inc (Class A)	329
22,120	*	Netgear, Inc	581
11,481		NN, Inc	143
20,847		Nordson Corp	1,039
40,790	e*	Oil States International, Inc	1,315
89,903		Pall Corp	3,106
72,885	e*	Palm, Inc	1,027
84,890		Parker Hannifin Corp	6,526
29,246	*	Paxar Corp	674
17,519	*	ProQuest Co	183
134,455	e*	Quantum Corp	312
25,143	e*	Rackable Systems, Inc	779
14,719	*	RBC Bearings, Inc	422
6,900		Robbins & Myers, Inc	317
126,089		Rockwell Automation, Inc	7,701
85,950	e*	Safeguard Scientifics, Inc	208
158,033	*	SanDisk Corp	6,800
6,258	e	Sauer-Danfoss, Inc	202
19,852	e*	Scansource, Inc	603
50,590	e*	Scientific Games Corp (Class A)	1,529
86,617	v*	Seagate Technology, Inc	-	^
15,689	e*	Semitool, Inc	209
15,705	e*	Sigma Designs, Inc	400
149,718		Smith International, Inc	6,149
675,539	e*	Solectron Corp	2,175
42,419		SPX Corp	2,594
8,469	e	Standex International Corp	255
57,713		Stanley Works	2,902
186,619	*	Symbol Technologies, Inc	2,788

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
10,545	e*	Tecumseh Products Co (Class A)	$178
11,200		Tennant Co	325
72,830	*	Terex Corp	4,703
58,771		Timken Co	1,715
30,279	e	Toro Co	1,412
9,007	e*	TurboChef Technologies, Inc	153
18,851	e*	Ultratech, Inc	235
44,258	e*	VA Software Corp	223
93,375	*	Varian Medical Systems, Inc	4,442
32,101	e*	VeriFone Holdings, Inc	1,136
19,779	e	Watsco, Inc	933
160,135	*	Western Digital Corp	3,276
20,169		Woodward Governor Co	801
50,912	*	Zebra Technologies Corp (Class A)	1,771
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	831,461

INSTRUMENTS AND RELATED PRODUCTS - 4.23%
15,924	e*	Abaxis, Inc	307
16,958	e*	Abiomed, Inc	239
45,104	e*	Advanced Medical Optics, Inc	1,588
46,944	e*	Affymetrix, Inc	1,083
306,952	*	Agilent Technologies, Inc	10,697
42,246	e*	Align Technology, Inc	590
107,494		Allergan, Inc	12,871
47,352	e*	American Medical Systems Holdings, Inc	877
6,336	e*	American Science & Engineering, Inc	377
11,392	e	Analogic Corp	640
14,600	e*	Anaren, Inc	259
8,528	e*	Angiodynamics, Inc	183
131,637		Applera Corp (Applied Biosystems Group)	4,830
7,835	e*	Argon ST, Inc	169
21,305	e*	Armor Holdings, Inc	1,169
15,128		Arrow International, Inc	535
18,626	e*	Arthrocare Corp	744
11,116	e*	Aspect Medical Systems, Inc	209
9,964	e	Badger Meter, Inc	276
74,983	e	Bard (C.R.), Inc	6,221
38,459	e	Bausch & Lomb, Inc	2,002
471,877		Baxter International, Inc	21,890
46,654		Beckman Coulter, Inc	2,790
178,536		Becton Dickinson & Co	12,524
176,722		Biomet, Inc	7,293
12,755	*	Bio-Rad Laboratories, Inc (Class A)	1,053
11,552	e*	Biosite, Inc	564
885,256	*	Boston Scientific Corp	15,209
26,702	*	Bruker BioSciences Corp	201
18,291	*	Candela Corp	226
39,114	e*	Cepheid, Inc	332
19,483	e*	Cerus Corp	114
21,088	e*	Coherent, Inc	666
15,857		Cohu, Inc	320
22,053	*	Conmed Corp	510
33,406	e	Cooper Cos, Inc	1,487
70,483	*	Credence Systems Corp	367
14,634	e*	Cyberonics, Inc	302
172,672		Danaher Corp	12,508

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
9,120		Datascope Corp	$332
114,780		Dentsply International, Inc	3,426
25,632	e*	Depomed, Inc	88
12,113	e*	DexCom, Inc	119
15,633	e*	Dionex Corp	887
17,084	*	DJ Orthopedics, Inc	732
28,960	e	DRS Technologies, Inc	1,526
1,263	e*	DXP Enterprises, Inc	44
5,088	*	Eagle Test Systems, Inc	74
208,710	e	Eastman Kodak Co	5,385
13,856	e	EDO Corp	329
19,238	*	ESCO Technologies, Inc	874
18,700	*	Esterline Technologies Corp	752
11,693	e*	ev3, Inc	201
7,765	*	Excel Technology, Inc	199
16,016	e*	FEI Co	422
49,225	e*	Flir Systems, Inc	1,567
32,473	e*	Formfactor, Inc	1,210
33,331	e*	Fossil, Inc	753
13,416	*	Foxhollow Technologies, Inc	290
19,314	e*	Haemonetics Corp	870
23,435	e*	HealthTronics, Inc	156
7,204	e*	Herley Industries, Inc	117
40,031	*	Hologic, Inc	1,893
9,395	*	ICU Medical, Inc	382
13,461	e*	I-Flow Corp	201
16,744	e*	II-VI, Inc	468
36,201	*	Illumina, Inc	1,423
52,711	e*	Input/Output, Inc	718
14,613	*	Integra LifeSciences Holdings Corp	622
14,938	e*	Intralase Corp	334
26,199	e*	Intuitive Surgical, Inc	2,512
22,994	e	Invacare Corp	564
17,103	e*	Ionatron, Inc	70
11,074	*	IRIS International, Inc	140
18,441	e*	Itron, Inc	956
30,992	e*	Ixia	298
2,147,174		Johnson & Johnson	141,756
8,260	e*	Kensey Nash Corp	263
141,203		Kla-Tencor Corp	7,025
45,800	e*	Kopin Corp	163
33,909	*	Kyphon, Inc	1,370
47,609	e*	L-1 Identity Solutions, Inc	720
49,063	e*	LTX Corp	275
9,778	e*	Measurement Specialties, Inc	212
6,418	*	Medical Action Industries, Inc	207
875,328		Medtronic, Inc	46,839
27,576	e	Mentor Corp	1,348
18,330	e*	Merit Medical Systems, Inc	290
30,130	*	Mettler-Toledo International, Inc	2,376
38,180	e*	Millipore Corp	2,543
22,060	e	Mine Safety Appliances Co	808
26,024	*	MKS Instruments, Inc	588
11,845	*	Molecular Devices Corp	250
12,667		Movado Group, Inc	367
13,932		MTS Systems Corp	538

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
39,105		National Instruments Corp	$1,065
13,063	e*	Natus Medical, Inc	217
8,825	e*	Neurometrix, Inc	132
27,910	*	Newport Corp	585
4,391	*	Nextest Systems Corp	49
7,829	*	Northstar Neuroscience, Inc	113
23,547	e*	NuVasive, Inc	544
8,757	e*	NxStage Medical, Inc	73
16,400	e	Oakley, Inc	329
2,713	e*	OYO Geospace Corp	158
12,302	e*	Palomar Medical Technologies, Inc	623
95,062		PerkinElmer, Inc	2,113
13,914	*	Photon Dynamics, Inc	163
161,150		Pitney Bowes, Inc	7,443
17,140		PolyMedica Corp	693
28,107	e*	RAE Systems, Inc	90
54,088	e*	Resmed, Inc	2,662
51,817	*	Respironics, Inc	1,956
124,027		Rockwell Collins, Inc	7,850
10,882	*	Rofin-Sinar Technologies, Inc	658
63,936	e	Roper Industries, Inc	3,212
15,579	*	Rudolph Technologies, Inc	248
41,464	e*	Sirf Technology Holdings, Inc	1,058
11,900		Sirona Dental Systems, Inc	458
16,954	e*	Sonic Solutions, Inc	276
11,650	e*	SonoSite, Inc	360
21,581	e*	Spectranetics Corp	244
260,294	*	St. Jude Medical, Inc	9,516
49,670		STERIS Corp	1,250
215,475	e	Stryker Corp	11,875
24,549	e*	Symmetry Medical, Inc	339
27,552	*	Techne Corp	1,528
60,491		Tektronix, Inc	1,765
25,935	*	Teledyne Technologies, Inc	1,041
142,153	e*	Teradyne, Inc	2,127
294,713	*	Thermo Electron Corp	13,348
37,925	e*	ThermoGenesis Corp	163
37,720	e*	Thoratec Corp	663
38,006	*	Trimble Navigation Ltd	1,928
7,539	e	United Industrial Corp	383
23,832	*	Varian, Inc	1,067
20,673	*	Veeco Instruments, Inc	387
21,331	e*	Ventana Medical Systems, Inc	918
23,354	e*	Viasys Healthcare, Inc	650
8,467	e*	Vital Images, Inc	295
4,907		Vital Signs, Inc	245
76,530	*	Waters Corp	3,748
24,247	*	Wright Medical Group, Inc	564
696,619	*	Xerox Corp	11,808
13,259	e	X-Rite, Inc	163
3,046		Young Innovations, Inc	101
178,911	*	Zimmer Holdings, Inc	14,023
5,962	e*	Zoll Medical Corp	347
12,959	*	Zygo Corp	213
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	476,921

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
INSURANCE AGENTS, BROKERS AND SERVICE - 0.42%
226,590		AON Corp	$8,008
79,949		Brown & Brown, Inc	2,255
10,229		Clark, Inc	170
14,025		Crawford & Co (Class B)	102
71,396	e	Gallagher (Arthur J.) & Co	2,110
214,998		Hartford Financial Services Group, Inc	20,061
25,750		Hilb Rogal & Hobbs Co	1,085
6,308	e	James River Group, Inc	204
393,546	e	Marsh & McLennan Cos, Inc	12,066
26,792		National Financial Partners Corp	1,178
31,178	e*	USI Holdings Corp	479
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	47,718

INSURANCE CARRIERS - 4.63%
21,838	e	21st Century Insurance Group	385
377,776		Aetna, Inc	16,312
6,908	e	Affirmative Insurance Holdings, Inc	112
361,773		Aflac, Inc	16,642
21,901		Alfa Corp	412
3,534	*	Alleghany Corp	1,285
455,929	e	Allstate Corp	29,686
75,230		Ambac Financial Group, Inc	6,701
39,900	e	American Equity Investment Life Holding Co	520
60,673		American Financial Group, Inc	2,179
1,597,282		American International Group, Inc	114,461
10,060		American National Insurance Co	1,148
8,194	*	American Physicians Capital, Inc	328
41,265	e*	AMERIGROUP Corp	1,481
22,573	*	Argonaut Group, Inc	787
91,492	e	Assurant, Inc	5,055
4,897		Baldwin & Lyons, Inc (Class B)	125
11,795	e	Bristol West Holdings, Inc	187
31,767	*	Centene Corp	781
298,738		Chubb Corp	15,806
112,801		Cincinnati Financial Corp	5,111
17,362	e*	CNA Financial Corp	700
10,118	*	CNA Surety Corp	218
39,862		Commerce Group, Inc	1,186
108,499	e*	Conseco, Inc	2,168
32,155	e	Delphi Financial Group, Inc (Class A)	1,301
14,969		Direct General Corp	309
9,364	e	Donegal Group, Inc (Class A)	183
4,503	e	EMC Insurance Group, Inc	154
38,103		Erie Indemnity Co (Class A)	2,209
10,036	e	FBL Financial Group, Inc (Class A)	392
152,442		Fidelity National Title Group, Inc (Class A)	3,640
13,254	e*	First Acceptance Corp	142
62,824	e	First American Corp	2,556
400	*	First Mercury Financial Corp	9
6,887	e*	Fpic Insurance Group, Inc	268
323,959		Genworth Financial, Inc (Class A)	11,083
6,247		Great American Financial Resources, Inc	144
38,385		Hanover Insurance Group, Inc	1,873
12,827		Harleysville Group, Inc	447
78,339		HCC Insurance Holdings, Inc	2,514

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
81,263	e*	Health Net, Inc	$3,954
19,293	*	HealthExtras, Inc	465
13,250	*	Healthspring, Inc	270
33,145		Horace Mann Educators Corp	670
117,085	*	Humana, Inc	6,476
3,952	e	Independence Holding Co	86
16,217		Infinity Property & Casualty Corp	785
2,078		Kansas City Life Insurance Co	104
14,381	e	LandAmerica Financial Group, Inc	908
116,424	e	Leucadia National Corp	3,283
202,662		Lincoln National Corp	13,457
314,942		Loews Corp	13,061
7,060	*	Markel Corp	3,390
98,032		MBIA, Inc	7,162
18,349	e*	Meadowbrook Insurance Group, Inc	182
19,709		Mercury General Corp	1,039
336,485		Metlife, Inc	19,856
62,178		MGIC Investment Corp	3,889
8,179	e	Midland Co	343
8,801	e*	Molina Healthcare, Inc	286
11,286	e	National Interstate Corp	274
1,551		National Western Life Insurance Co (Class A)	357
34,746	e	Nationwide Financial Services, Inc (Class A)	1,883
9,235	e*	Navigators Group, Inc	445
4,145		NYMAGIC, Inc	152
9,757		Odyssey Re Holdings Corp	364
44,462		Ohio Casualty Corp	1,325
164,330		Old Republic International Corp	3,826
38,987	*	Philadelphia Consolidated Holding Co	1,737
79,793		Phoenix Cos, Inc	1,268
22,267	*	PMA Capital Corp (Class A)	205
62,991		PMI Group, Inc	2,971
13,808		Presidential Life Corp	303
200,343		Principal Financial Group	11,760
22,072	e*	ProAssurance Corp	1,102
568,004		Progressive Corp	13,757
48,849		Protective Life Corp	2,320
356,481		Prudential Financial, Inc	30,607
58,511		Radian Group, Inc	3,154
21,524	e	Reinsurance Group Of America, Inc	1,199
16,861	e	RLI Corp	951
86,862		Safeco Corp	5,433
10,157	e	Safety Insurance Group, Inc	515
7,120	*	SCPIE Holdings, Inc	186
11,016	*	SeaBright Insurance Holdings, Inc	198
20,200	e	Selective Insurance Group, Inc	1,157
503,005		St. Paul Travelers Cos, Inc	27,006
40,132		Stancorp Financial Group, Inc	1,808
9,480		State Auto Financial Corp	329
12,744		Stewart Information Services Corp	553
74,006		Torchmark Corp	4,719
11,467		Tower Group, Inc	356
19,325		Transatlantic Holdings, Inc	1,200
8,107	e*	Triad Guaranty, Inc	445
14,738	e	United Fire & Casualty Co	520
979,692		UnitedHealth Group, Inc	52,639

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
34,889		Unitrin, Inc	$1,748
27,267	*	Universal American Financial Corp	508
243,171	e	UnumProvident Corp	5,053
115,449		W.R. Berkley Corp	3,984
23,721	*	WellCare Health Plans, Inc	1,634
921		Wesco Financial Corp	424
26,173		Zenith National Insurance Corp	1,228
		TOTAL INSURANCE CARRIERS	522,269

JUSTICE, PUBLIC ORDER AND SAFETY - 0.02%
43,918	*	Corrections Corp of America	1,987
13,761	*	Geo Group, Inc	516
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	2,503

LEATHER AND LEATHER PRODUCTS - 0.15%
276,406	*	Coach, Inc	11,874
7,400	e*	CROCS, Inc	320
19,024	e*	Genesco, Inc	709
25,167	*	Iconix Brand Group, Inc	488
16,270	e	Steven Madden Ltd	571
36,258	*	Timberland Co (Class A)	1,145
3,210	e	Weyco Group, Inc	80
39,829		Wolverine World Wide, Inc	1,136
		TOTAL LEATHER AND LEATHER PRODUCTS	16,323

LEGAL SERVICES - 0.01%
29,832	e*	FTI Consulting, Inc	832
7,324	e*	Pre-Paid Legal Services, Inc	287
		TOTAL LEGAL SERVICES	1,119

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
59,083		Laidlaw International, Inc	1,798
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	1,798

LUMBER AND WOOD PRODUCTS - 0.03%
8,518	e	American Woodmark Corp	357
55,061	*	Champion Enterprises, Inc	515
7,514		Deltic Timber Corp	419
75,407		Louisiana-Pacific Corp	1,624
4,307		Skyline Corp	173
11,966	e	Universal Forest Products, Inc	558
		TOTAL LUMBER AND WOOD PRODUCTS	3,646

METAL MINING - 0.40%
30,936	e	Cleveland-Cliffs, Inc	1,498
224,135	e*	Coeur d'Alene Mines Corp	1,109
31,979		Foundation Coal Holdings, Inc	1,016
136,078	e	Freeport-McMoRan Copper & Gold, Inc (Class B)	7,584
87,163	e*	Hecla Mining Co	668
302,238	e	Newmont Mining Corp	13,646
146,334		Phelps Dodge Corp	17,519
35,943	e*	Rosetta Resources, Inc	671
15,917	e	Royal Gold, Inc	573
13,038	e	Southern Copper Corp	703
30,773	e*	Stillwater Mining Co	384
		TOTAL METAL MINING	45,371

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.22%
19,692		Blyth, Inc	$409
52,436		Callaway Golf Co	756
27,651	e	Daktronics, Inc	1,019
105,899	e	Fortune Brands, Inc	9,043
123,639		Hasbro, Inc	3,369
19,429	e*	Jakks Pacific, Inc	424
33,584	*	K2, Inc	443
8,407	e	Marine Products Corp	99
283,750		Mattel, Inc	6,430
26,637	e	Nautilus, Inc	373
27,397	e*	Progressive Gaming International Corp	248
14,785	*	RC2 Corp	650
6,000	*	Russ Berrie & Co, Inc	93
25,055	e*	Shuffle Master, Inc	656
4,356	*	Steinway Musical Instruments, Inc	135
30,751		Yankee Candle Co, Inc	1,054
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	25,201

MISCELLANEOUS RETAIL - 1.23%
14,742	*	1-800-FLOWERS.COM, Inc (Class A)	91
11,957	e*	AC Moore Arts & Crafts, Inc	259
225,127	e*	Amazon.com, Inc	8,883
38,325		Barnes & Noble, Inc	1,522
288,813		Best Buy Co, Inc	14,207
15,894	e	Big 5 Sporting Goods Corp	388
10,266	e*	Blue Nile, Inc	379
10,157	e	Books-A-Million, Inc	230
52,830	e	Borders Group, Inc	1,181
10,668	e*	Build-A-Bear Workshop, Inc	299
20,077		Cash America International, Inc	942
36,440	e*	CKX, Inc	427
46,768	e*	Coldwater Creek, Inc	1,147
587,181	e	CVS Corp	18,150
12,284	*	dELiA*s, Inc	129
25,853	*	Dick's Sporting Goods, Inc	1,267
78,865	*	Dollar Tree Stores, Inc	2,374
48,030	e*	Drugstore.com, Inc	176
25,590	*	Ezcorp, Inc (Class A)	416
28,117	e*	GSI Commerce, Inc	527
24,778	*	Hibbett Sporting Goods, Inc	756
23,041		Longs Drug Stores Corp	976
26,978		MSC Industrial Direct Co (Class A)	1,056
24,699	*	Nutri/System, Inc	1,566
204,553	*	Office Depot, Inc	7,808
51,139		OfficeMax, Inc	2,539
8,052	e*	Overstock.com, Inc	127
103,402		Petsmart, Inc	2,984
20,497	*	Priceline.com, Inc	894
5,324	*	Pricesmart, Inc	95
403,021	e*	Rite Aid Corp	2,192
61,525	*	Sears Holdings Corp	10,332
12,380	*	Stamps.com, Inc	195
517,474		Staples, Inc	13,817
6,238	e*	Systemax, Inc	109

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
102,292	e	Tiffany & Co	$4,014
18,910	*	Valuevision International, Inc (Class A)	248
735,780		Walgreen Co	33,765
20,188	e	World Fuel Services Corp	898
35,110	e*	Zale Corp	990
10,280	e*	Zumiez, Inc	304
		TOTAL MISCELLANEOUS RETAIL	138,659

MOTION PICTURES - 1.56%
32,976	e*	Avid Technology, Inc	1,229
143,498	*	Blockbuster, Inc (Class A)	759
8,585	e	Carmike Cinemas, Inc	175
485,873		CBS Corp (Class B)	15,149
75,312	*	Denny's Corp	355
199,837	*	Discovery Holding Co (Class A)	3,215
32,560	*	DreamWorks Animation SKG, Inc (Class A)	960
11,202	e*	Gaiam, Inc (Class A)	153
36,572	e*	Macrovision Corp	1,034
1,664,703		News Corp (Class A)	35,758
44,387	e	Regal Entertainment Group (Class A)	946
89,453	e*	Time Warner Telecom, Inc (Class A)	1,783
2,876,566		Time Warner, Inc	62,652
1,501,608		Walt Disney Co	51,460
		TOTAL MOTION PICTURES	175,628

NONDEPOSITORY INSTITUTIONS - 1.84%
14,426	e*	Accredited Home Lenders Holding Co	394
46,200		Advance America Cash Advance Centers, Inc	677
12,951		Advanta Corp (Class B)	565
104,012	e	American Capital Strategies Ltd	4,812
781,968		American Express Co	47,442
92,334	e*	AmeriCredit Corp	2,324
29,900		Ares Capital Corp	571
9,451	e	Asta Funding, Inc	288
293,127		Capital One Financial Corp	22,518
67,455		CapitalSource, Inc	1,842
36,971	e	CharterMac	794
143,964		CIT Group, Inc	8,029
16,989	e*	CompuCredit Corp	676
437,512		Countrywide Financial Corp	18,572
6,736	e*	Credit Acceptance Corp	225
66,518	e*	Doral Financial Corp	191
701,857		Fannie Mae	41,683
7,676		Federal Agricultural Mortgage Corp (Class C)	208
20,830	e	Financial Federal Corp	613
18,408	e*	First Cash Financial Services, Inc	476
32,476	e	First Marblehead Corp	1,775
501,240		Freddie Mac	34,034
32,585	*	INVESTools, Inc	449
38,917	e	MCG Capital Corp	791
10,197		Medallion Financial Corp	126
13,901	*	Nelnet, Inc (Class A)	380
12,077	e	NGP Capital Resources Co	202
25,500	*	Ocwen Financial Corp	405
5,510	*	Penson Worldwide, Inc	151
294,621		SLM Corp	14,369

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
2,846		Student Loan Corp	$590
13,834	e	Technology Investment Capital Corp	223
7,131	*	United PanAm Financial Corp	98
12,929	e*	World Acceptance Corp	607
		TOTAL NONDEPOSITORY INSTITUTIONS	207,100

NONMETALLIC MINERALS, EXCEPT FUELS - 0.08%
15,670	e	AMCOL International Corp	435
22,877	e	Compass Minerals International, Inc	722
34,034		Florida Rock Industries, Inc	1,465
71,485	e	Vulcan Materials Co	6,424
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	9,046

OIL AND GAS EXTRACTION - 1.70%
325,149		Anadarko Petroleum Corp	14,150
7,665	e*	Arena Resources, Inc	327
11,985	*	Atlas America, Inc	611
15,008	*	ATP Oil & Gas Corp	594
19,668	e*	Atwood Oceanics, Inc	963
47,479	*	Aurora Oil & Gas Corp	152
232,557	e	Baker Hughes, Inc	17,363
9,892	e*	Basic Energy Services, Inc	244
25,572	e	Berry Petroleum Co (Class A)	793
24,277	e*	Bill Barrett Corp	661
212,064		BJ Services Co	6,218
11,997	e*	Bois d'Arc Energy, Inc	175
32,124	e*	Brigham Exploration Co	235
9,812	*	Bronco Drilling Co, Inc	169
34,234		Cabot Oil & Gas Corp	2,076
14,536	*	Callon Petroleum Co	218
82,652	*	Cameron International Corp	4,385
14,847	e*	Carrizo Oil & Gas, Inc	431
41,066	e*	Cheniere Energy, Inc	1,186
283,940	e	Chesapeake Energy Corp	8,248
58,913		Cimarex Energy Co	2,150
3,369	*	Clayton Williams Energy, Inc	122
19,768	*	CNX Gas Corp	504
13,165	e*	Complete Production Services, Inc	279
34,266	*	Comstock Resources, Inc	1,064
5,228	e*	Dawson Geophysical Co	190
27,514	e	Delta & Pine Land Co	1,113
42,568	e*	Delta Petroleum Corp	986
88,625	*	Denbury Resources, Inc	2,463
41,643	e	Diamond Offshore Drilling, Inc	3,329
11,397	*	Edge Petroleum Corp	208
39,610	*	Encore Acquisition Co	972
29,759	e*	Energy Partners Ltd	727
108,704		ENSCO International, Inc	5,442
86,292		Equitable Resources, Inc	3,603
35,600	e*	EXCO Resources, Inc	602
20,290	e*	Exploration Co of Delaware, Inc	271
38,504	e*	Forest Oil Corp	1,258
45,406	e*	Gasco Energy, Inc	111
21,487	e*	GeoGlobal Resources, Inc	169
63,236	*	Global Industries Ltd	825
5,673	e*	GMX Resources, Inc	201

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
12,475	e*	Goodrich Petroleum Corp	$451
158,181	e*	Grey Wolf, Inc	1,085
9,397	e*	Gulfport Energy Corp	128
745,604		Halliburton Co	23,151
79,258	e*	Hanover Compressor Co	1,497
29,621	*	Harvest Natural Resources, Inc	315
65,623	*	Helix Energy Solutions Group, Inc	2,059
73,810		Helmerich & Payne, Inc	1,806
14,276	*	Hercules Offshore, Inc	413
21,181	*	Houston Exploration Co	1,097
51,788	*	Mariner Energy, Inc	1,015
15,667	e*	McMoRan Exploration Co	223
76,660	*	Meridian Resource Corp	237
11,279	e*	Metretek Technologies, Inc	139
124,206	*	National Oilwell Varco, Inc	7,599
64,229	e*	Newpark Resources, Inc	463
38,292	e*	Oceaneering International, Inc	1,520
27,407	e*	Parallel Petroleum Corp	482
80,330	*	Parker Drilling Co	656
121,906	e	Patterson-UTI Energy, Inc	2,832
3,037	v*	PetroCorp	-	^
101,383	*	PetroHawk Energy Corp	1,166
12,730	*	Petroleum Development Corp	548
28,296	e*	Petroquest Energy, Inc	360
29,554	*	Pioneer Drilling Co	392
90,126		Pioneer Natural Resources Co	3,577
58,417	*	Plains Exploration & Production Co	2,777
41,194		Pogo Producing Co	1,995
114,266	*	Pride International, Inc	3,429
490	e*	PrimeEnergy Corp	32
13,678	e*	Quest Resource Corp	138
48,839	e*	Quicksilver Resources, Inc	1,787
14,607	e*	RAM Energy Resources, Inc	80
99,918		Range Resources Corp	2,744
77,603	e	Rowan Cos, Inc	2,576
23,457	e	RPC, Inc	396
17,655	e*	SEACOR Holdings, Inc	1,750
119,572	*	Southwestern Energy Co	4,191
44,211	e	St. Mary Land & Exploration Co	1,629
19,310	*	Stone Energy Corp	683
23,906	e*	Sulphco, Inc	113
59,268	*	Superior Energy Services	1,937
6,200	*	Superior Well Services, Inc	158
23,750	*	Swift Energy Co	1,064
29,896	e*	Syntroleum Corp	103
57,120	e*	Tetra Technologies, Inc	1,461
42,894		Tidewater, Inc	2,074
43,127	*	Todco	1,474
11,158	e*	Toreador Resources Corp	288
49,232	e*	Transmeridian Exploration, Inc	170
8,324	e*	Trico Marine Services, Inc	319
7,100	*	Union Drilling, Inc	100
33,016	*	Unit Corp	1,600
40,557	*	Vaalco Energy, Inc	274
27,309	*	Veritas DGC, Inc	2,338
16,538	e	W&T Offshore, Inc	508

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
37,871	e*	Warren Resources, Inc	$444
21,404	*	W-H Energy Services, Inc	1,042
28,820	e*	Whiting Petroleum Corp	1,343
258,466		XTO Energy, Inc	12,161
		TOTAL OIL AND GAS EXTRACTION	192,177

PAPER AND ALLIED PRODUCTS - 0.52%
74,376		Bemis Co	2,527
44,770	e	Bowater, Inc	1,007
26,323	*	Buckeye Technologies, Inc	315
18,440	*	Caraustar Industries, Inc	149
40,746	e*	Cenveo, Inc	864
12,643	e	Chesapeake Corp	215
30,362		Glatfelter	471
55,065	*	Graphic Packaging Corp	239
11,733		Greif, Inc (Class A)	1,389
334,880		International Paper Co	11,420
333,471		Kimberly-Clark Corp	22,659
51,102		Longview Fibre Co	1,122
129,492		MeadWestvaco Corp	3,893
20,151	e*	Mercer International, Inc	239
10,278		Neenah Paper, Inc	363
57,688		Packaging Corp of America	1,275
39,917	e*	Playtex Products, Inc	575
22,737		Rock-Tenn Co (Class A)	616
9,960		Schweitzer-Mauduit International, Inc	260
182,775	*	Smurfit-Stone Container Corp	1,930
71,238		Sonoco Products Co	2,711
78,891	e	Temple-Inland, Inc	3,631
29,954		Wausau Paper Corp	449
		TOTAL PAPER AND ALLIED PRODUCTS	58,319

PERSONAL SERVICES - 0.16%
100,477	e	Cintas Corp	3,990
3,800		Coinmach Service Corp (Class A)	45
20,600	e*	Coinstar, Inc	630
15,088	e	G & K Services, Inc (Class A)	587
234,860		H&R Block, Inc	5,411
25,900	e	Jackson Hewitt Tax Service, Inc	880
33,311		Regis Corp	1,317
56,970	*	Sally Beauty Holdings, Inc	444
210,040		Service Corp International	2,153
6,886		Unifirst Corp	264
35,080	e	Weight Watchers International, Inc	1,843
		TOTAL PERSONAL SERVICES	17,564

PETROLEUM AND COAL PRODUCTS - 6.29%
11,300	e	Alon USA Energy, Inc	297
237,098		Apache Corp	15,769
44,740		Ashland, Inc	3,095
1,606,452		Chevron Corp	118,122
1,193,598		ConocoPhillips	85,879
7,530		Delek US Holdings, Inc	124
312,153		Devon Energy Corp	20,939
13,996	e	ElkCorp	575
172,371		EOG Resources, Inc	10,765

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
4,378,488		Exxon Mobil Corp	$335,524
81,230		Frontier Oil Corp	2,335
12,046	e*	Giant Industries, Inc	903
34,562	e*	Headwaters, Inc	828
172,023		Hess Corp	8,527
36,202		Holly Corp	1,861
260,020		Marathon Oil Corp	24,052
135,049		Murphy Oil Corp	6,867
91,300	e*	Newfield Exploration Co	4,195
125,895		Noble Energy, Inc	6,178
619,852		Occidental Petroleum Corp	30,267
94,198		Sunoco, Inc	5,874
50,342		Tesoro Corp	3,311
444,352		Valero Energy Corp	22,733
11,564		WD-40 Co	403
17,700	e	Western Refining, Inc	451
		TOTAL PETROLEUM AND COAL PRODUCTS	709,874

PRIMARY METAL INDUSTRIES - 0.89%
88,530	*	AK Steel Holding Corp	1,496
625,219		Alcoa, Inc	18,763
72,511		Allegheny Technologies, Inc	6,575
33,081	e	Belden CDT, Inc	1,293
15,568	e*	Brush Engineered Materials, Inc	526
17,893		Carpenter Technology Corp	1,834
19,037	*	Century Aluminum Co	850
33,682		Chaparral Steel Co	1,491
45,912	e*	CommScope, Inc	1,399
1,120,256	*	Corning, Inc	20,960
16,654	e	Encore Wire Corp	367
36,458	*	General Cable Corp	1,594
20,138		Gibraltar Industries, Inc	473
43,293		Hubbell, Inc (Class B)	1,957
24,746	*	Lone Star Technologies, Inc	1,198
21,924	e	Matthews International Corp (Class A)	863
25,216		Mueller Industries, Inc	799
221,448		Nucor Corp	12,104
5,831		Olympic Steel, Inc	130
25,709	*	Oregon Steel Mills, Inc	1,605
97,482	e	Precision Castparts Corp	7,631
26,576	e	Quanex Corp	919
16,800	e*	RTI International Metals, Inc	1,314
16,399		Schnitzer Steel Industries, Inc (Class A)	651
68,088		Steel Dynamics, Inc	2,209
10,403		Steel Technologies, Inc	183
14,234	*	Superior Essex, Inc	473
17,041	e	Texas Industries, Inc	1,095
59,876	e*	Titanium Metals Corp	1,767
24,156	e	Tredegar Corp	546
87,268		United States Steel Corp	6,383
6,089	e*	Wheeling-Pittsburgh Corp	114
51,686	e	Worthington Industries, Inc	916
		TOTAL PRIMARY METAL INDUSTRIES	100,478

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
PRINTING AND PUBLISHING - 0.65%
31,906	e*	ACCO Brands Corp	$845
37,939	e	American Greetings Corp (Class A)	906
19,490		Banta Corp	709
65,821	e	Belo (A.H.) Corp (Class A)	1,209
22,675		Bowne & Co, Inc	362
8,210	*	Consolidated Graphics, Inc	485
6,267		Courier Corp	244
3,924		CSS Industries, Inc	139
44,193	e	Dow Jones & Co, Inc	1,679
47,168	*	Dun & Bradstreet Corp	3,905
17,307	e	Ennis, Inc	423
59,393	e	EW Scripps Co (Class A)	2,966
168,968		Gannett Co, Inc	10,216
41,244		Harte-Hanks, Inc	1,143
18,920	e	John H Harland Co	950
34,409	e	John Wiley & Sons, Inc (Class A)	1,324
30,943		Journal Communications, Inc (Class A)	390
32,392		Journal Register Co	237
33,495		Lee Enterprises, Inc	1,040
19,558	e	Martha Stewart Living Omnimedia, Inc (Class A)	428
40,158		McClatchy Co (Class A)	1,739
259,123	e	McGraw-Hill Cos, Inc	17,626
16,660		Media General, Inc (Class A)	619
24,174	e	Meredith Corp	1,362
94,018	e	New York Times Co (Class A)	2,290
12,663	e*	Playboy Enterprises, Inc (Class B)	145
19,405	e*	Presstek, Inc	123
138,914	e*	Primedia, Inc	235
18,728	e*	Private Media Group Ltd	76
47,400	e	R.H. Donnelley Corp	2,973
157,542		R.R. Donnelley & Sons Co	5,599
68,509		Reader's Digest Association, Inc	1,144
10,767	e	Schawk, Inc	210
24,827	*	Scholastic Corp	890
10,680		Standard Register Co	128
53,732	e*	Sun-Times Media Group, Inc (Class A)	264
136,556	e	Tribune Co	4,203
35,061	*	Valassis Communications, Inc	508
4,207		Washington Post Co (Class B)	3,137
		TOTAL PRINTING AND PUBLISHING	72,871

RAILROAD TRANSPORTATION - 0.59%
262,670		Burlington Northern Santa Fe Corp	19,388
320,134		CSX Corp	11,022
25,004		Florida East Coast Industries	1,490
26,537	e*	Genesee & Wyoming, Inc (Class A)	697
58,387	*	Kansas City Southern Industries, Inc	1,692
293,344		Norfolk Southern Corp	14,752
194,817		Union Pacific Corp	17,927
		TOTAL RAILROAD TRANSPORTATION	66,968

REAL ESTATE - 0.12%
7,127	e	California Coastal Communities, Inc	153
131,323	*	CB Richard Ellis Group, Inc (Class A)	4,360
4,977	e	Consolidated-Tomoka Land Co	360
49,948	e	Forest City Enterprises, Inc (Class A)	2,917
10,086	e*	Housevalues, Inc	57

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
25,773	e	Jones Lang LaSalle, Inc	$2,376
5,276	e	Orleans Homebuilders, Inc	99
53,649	e	St. Joe Co	2,874
80,810		Stewart Enterprises, Inc (Class A)	505
		TOTAL REAL ESTATE	13,701

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.17%
5,113	*	AEP Industries, Inc	273
54,933		Cooper Tire & Rubber Co	785
8,335	e*	Deckers Outdoor Corp	500
132,433	e*	Goodyear Tire & Rubber Co	2,780
38,677	e*	Jarden Corp	1,345
196,198		Newell Rubbermaid, Inc	5,680
7,498	e	PW Eagle, Inc	259
21,213		Schulman (A.), Inc	472
59,663		Sealed Air Corp	3,873
8,488	e*	Skechers U.S.A., Inc (Class A)	283
25,932		Spartech Corp	680
11,898	e	Titan International, Inc	240
7,903	e*	Trex Co, Inc	181
40,623	e	Tupperware Corp	918
25,167		West Pharmaceutical Services, Inc	1,289
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCT	19,558

SECURITY AND COMMODITY BROKERS - 3.19%
54,121		A.G. Edwards, Inc	3,425
156,189		Ameriprise Financial, Inc	8,512
86,969		Bear Stearns Cos, Inc	14,157
14,204	e	BlackRock, Inc	2,158
16,951	e	Calamos Asset Management, Inc (Class A)	455
38,259	e*	Cbot Holdings, Inc (Class A)	5,795
756,168		Charles Schwab Corp	14,624
25,214		Chicago Mercantile Exchange Holdings, Inc	12,853
9,422	e	Cohen & Steers, Inc	378
307,181	*	E*Trade Financial Corp	6,887
82,774		Eaton Vance Corp	2,732
65,091		Federated Investors, Inc (Class B)	2,199
123,858		Franklin Resources, Inc	13,645
6,584	e	GAMCO Investors, Inc (Class A)	253
8,396	e*	GFI Group, Inc	523
275,475		Goldman Sachs Group, Inc	54,916
14,103	e	Greenhill & Co, Inc	1,041
36,800	*	IntercontinentalExchange, Inc	3,971
29,469	e	International Securities Exchange, Inc	1,379
30,749	*	Investment Technology Group, Inc	1,319
150,501	e	Janus Capital Group, Inc	3,249
84,211		Jefferies Group, Inc	2,259
2,600	*	KBW, Inc	76
75,614	e*	Knight Capital Group, Inc (Class A)	1,450
37,720	e*	LaBranche & Co, Inc	371
90,710		Legg Mason, Inc	8,622
384,249		Lehman Brothers Holdings, Inc	30,018
21,429	e*	MarketAxess Holdings, Inc	291
662,393		Merrill Lynch & Co, Inc	61,669
773,319		Morgan Stanley	62,971
10,065	*	Morningstar, Inc	453

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
66,994	e*	Nasdaq Stock Market, Inc	$2,063
56,209	e	Nuveen Investments, Inc (Class A)	2,916
4,800	*	Nymex Holdings, Inc	595
115,746	e*	NYSE Group, Inc	11,251
15,817		optionsXpress Holdings, Inc	359
16,714	*	Piper Jaffray Cos	1,089
66,932		Raymond James Financial, Inc	2,029
8,937	e	Sanders Morris Harris Group, Inc	114
44,676		SEI Investments Co	2,661
7,776	e*	Stifel Financial Corp	305
9,972	e	SWS Group, Inc	356
190,824		T Rowe Price Group, Inc	8,352
223,167	e	TD Ameritrade Holding Corp	3,611
4,803	e*	Thomas Weisel Partners Group, Inc	101
800		Value Line, Inc	36
65,258		Waddell & Reed Financial, Inc (Class A)	1,785
		TOTAL SECURITY AND COMMODITY BROKERS	360,274

SOCIAL SERVICES - 0.01%
20,451	e*	Bright Horizons Family Solutions, Inc	790
15,384	*	Capital Senior Living Corp	164
8,598	e*	Providence Service Corp	216
15,649	*	Res-Care, Inc	284
		TOTAL SOCIAL SERVICES	1,454

SPECIAL TRADE CONTRACTORS - 0.05%
2,319	e	Alico, Inc	117
18,820	e	Chemed Corp	696
28,901		Comfort Systems USA, Inc	365
32,076	e*	Dycom Industries, Inc	677
23,437	*	EMCOR Group, Inc	1,332
20,939	e*	Insituform Technologies, Inc (Class A)	542
10,880	e*	Integrated Electrical Services, Inc	194
8,579	*	Layne Christensen Co	282
78,543	e*	Quanta Services, Inc	1,545
		TOTAL SPECIAL TRADE CONTRACTORS	5,750

STONE, CLAY, AND GLASS PRODUCTS - 0.09%
18,958		Apogee Enterprises, Inc	366
18,807	*	Cabot Microelectronics Corp	638
14,827		CARBO Ceramics, Inc	554
35,971		Eagle Materials, Inc	1,555
110,968	e	Gentex Corp	1,727
116,835	*	Owens-Illinois, Inc	2,155
23,708	e*	US Concrete, Inc	169
56,528	e*	USG Corp	3,098
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	10,262

TEXTILE MILL PRODUCTS - 0.01%
10,106		Oxford Industries, Inc	502
14,120		Xerium Technologies, Inc	138
		TOTAL TEXTILE MILL PRODUCTS	640

TOBACCO PRODUCTS - 1.33%
1,507,768		Altria Group, Inc	129,397
69,118		Loews Corp (Carolina Group)	4,473

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
124,450	e	Reynolds American, Inc	$8,148
18,667		Universal Corp	915
117,460	e	UST, Inc	6,836
24,693	e	Vector Group Ltd	438
		TOTAL TOBACCO PRODUCTS	150,207

TRANSPORTATION BY AIR - 0.48%
39,511	*	ABX Air, Inc	274
7,464	e*	Air Methods Corp	208
65,497	e*	Airtran Holdings, Inc	769
28,126	e*	Alaska Air Group, Inc	1,111
154,478	e*	AMR Corp	4,670
14,233	e*	Atlas Air Worldwide Holdings, Inc	633
18,390	e*	Bristow Group, Inc	664
64,577	e*	Continental Airlines, Inc (Class B)	2,664
23,319	*	EGL, Inc	695
30,417	*	ExpressJet Holdings, Inc	246
215,904		FedEx Corp	23,452
29,374	e*	Frontier Airlines Holdings, Inc	217
123,072	e*	JetBlue Airways Corp	1,748
29,055	e*	Mesa Air Group, Inc	249
9,723	e*	PHI, Inc	318
23,015	*	Republic Airways Holdings, Inc	386
45,222	e	Skywest, Inc	1,154
585,339		Southwest Airlines Co	8,967
78,370	e*	UAL Corp	3,448
43,209	e*	US Airways Group, Inc	2,327
		TOTAL TRANSPORTATION BY AIR	54,200

TRANSPORTATION EQUIPMENT - 2.57%
13,757		A.O. Smith Corp	517
26,152	e*	AAR Corp	763
16,459	*	Accuride Corp	185
14,702	*	Aftermarket Technology Corp	313
43,509	e	American Axle & Manufacturing Holdings, Inc	826
5,300		American Railcar Industries, Inc	180
9,760	e	Arctic Cat, Inc	172
56,666	e	ArvinMeritor, Inc	1,033
60,754		Autoliv, Inc	3,663
55,230	*	BE Aerospace, Inc	1,418
576,546		Boeing Co	51,220
67,593		Brunswick Corp	2,156
36,782	e	Clarcor, Inc	1,244
10,359	e*	Comtech Group, Inc	188
34,017		Federal Signal Corp	546
41,202	e*	Fleetwood Enterprises, Inc	326
1,315,561	e*	Ford Motor Co	9,880
8,920	e	Freightcar America, Inc	495
7,817	e*	Fuel Systems Solutions, Inc	173
42,477	e*	GenCorp, Inc	596
290,346		General Dynamics Corp	21,587
340,155	e	General Motors Corp	10,450
7,281	e*	GenTek, Inc	252
125,058		Genuine Parts Co	5,931
88,878		Goodrich Corp	4,048
12,975	e	Greenbrier Cos, Inc	389
19,891	e	Group 1 Automotive, Inc	1,029

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
192,949	e	Harley-Davidson, Inc	$13,597
29,665		Harsco Corp	2,257
14,627	e	Heico Corp	568
131,644		ITT Industries, Inc	7,480
14,200	e*	K&F Industries Holdings, Inc	322
17,547		Kaman Corp	393
265,743		Lockheed Martin Corp	24,467
6,589	*	Miller Industries, Inc	158
21,622		Monaco Coach Corp	306
26,200	*	Navistar International Corp	876
6,171	e	Noble International Ltd	124
244,204		Northrop Grumman Corp	16,533
40,694	e*	Orbital Sciences Corp	750
54,350		Oshkosh Truck Corp	2,632
181,336	e	Paccar, Inc	11,769
100,239	e*	Pactiv Corp	3,578
30,275	e	Polaris Industries, Inc	1,418
322,239		Raytheon Co	17,014
4,792	*	Sequa Corp (Class A)	551
41,400	*	Spirit Aerosystems Holdings, Inc (Class A)	1,386
17,715	e	Superior Industries International, Inc	341
32,438	*	Tenneco, Inc	802
93,202	e	Textron, Inc	8,740
25,200	e	Thor Industries, Inc	1,109
7,965	*	TransDigm Group, Inc	211
58,346	e	Trinity Industries, Inc	2,054
12,081	e	Triumph Group, Inc	633
30,832	*	TRW Automotive Holdings Corp	798
733,591		United Technologies Corp	45,864
93,062	*	Visteon Corp	789
22,100		Wabash National Corp	334
38,122		Westinghouse Air Brake Technologies Corp	1,158
24,826	e	Winnebago Industries, Inc	817
		TOTAL TRANSPORTATION EQUIPMENT	289,409

TRANSPORTATION SERVICES - 0.19%
14,656		Ambassadors Group, Inc	445
4,915	e	Ambassadors International, Inc	224
125,458		CH Robinson Worldwide, Inc	5,130
8,003	e*	Dynamex, Inc	187
152,762		Expeditors International Washington, Inc	6,187
34,495	e	GATX Corp	1,495
54,900	*	Hertz Global Holdings, Inc	955
28,305	*	HUB Group, Inc (Class A)	780
52,210	*	Lear Corp	1,542
26,631		Pacer International, Inc	793
26,768	*	RailAmerica, Inc	429
94,462		Sabre Holdings Corp (Class A)	3,012
		TOTAL TRANSPORTATION SERVICES	21,179

TRUCKING AND WAREHOUSING - 0.42%
17,410	e	Arkansas Best Corp	627
16,346	e*	Celadon Group, Inc	274
37,065		Con-way, Inc	1,632
22,919	e	Forward Air Corp	663
46,789	e	Heartland Express, Inc	703
80,351	e	J.B. Hunt Transport Services, Inc	1,669

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
43,462	e	Landstar System, Inc	$1,659
14,139	*	Marten Transport Ltd	259
19,477	e*	Old Dominion Freight Line	469
4,234	*	P.A.M. Transportation Services, Inc	93
1,137	e*	Patriot Transportation Holding, Inc	106
6,236	*	Quality Distribution, Inc	83
9,635	*	Saia, Inc	224
35,619	e*	SIRVA, Inc	124
36,993	*	Swift Transportation Co, Inc	972
6,846	*	U.S. Xpress Enterprises, Inc (Class A)	113
467,326		United Parcel Service, Inc (Class B)	35,040
3,884	e*	Universal Truckload Services, Inc	92
5,986	*	USA Truck, Inc	96
35,401	e	Werner Enterprises, Inc	619
40,766	e*	YRC Worldwide, Inc	1,538
		TOTAL TRUCKING AND WAREHOUSING	47,055

WATER TRANSPORTATION - 0.06%
30,756	e	Alexander & Baldwin, Inc	1,364
23,830	e*	American Commercial Lines, Inc	1,561
11,494	*	Gulfmark Offshore, Inc	430
9,884		Horizon Lines, Inc (Class A)	266
20,578	*	Hornbeck Offshore Services, Inc	735
37,552	e*	Kirby Corp	1,282
20,862	e	Overseas Shipholding Group, Inc	1,174
		TOTAL WATER TRANSPORTATION	6,812

WHOLESALE TRADE-DURABLE GOODS - 0.37%
61,384		Adesa, Inc	1,703
23,674		Agilysys, Inc	396
30,894		Applied Industrial Technologies, Inc	813
85,479	e*	Arrow Electronics, Inc	2,697
26,755		Barnes Group, Inc	582
30,944	e*	Beacon Roofing Supply, Inc	582
7,060	e	BlueLinx Holdings, Inc	73
42,342		BorgWarner, Inc	2,499
21,864	e	Building Material Holding Corp	540
7,176		Castle (A.M.) & Co	183
15,920	*	Conceptus, Inc	339
86,195	*	Cytyc Corp	2,439
13,898	*	Digi International, Inc	192
13,174	e*	Drew Industries, Inc	343
26,458	e*	Genesis Microchip, Inc	268
6,221	e*	Houston Wire & Cable Co	130
78,096		IKON Office Solutions, Inc	1,279
101,260	*	Ingram Micro, Inc (Class A)	2,067
34,716	e*	Insight Enterprises, Inc	655
19,381	*	Interline Brands, Inc	436
13,159	*	Keystone Automotive Industries, Inc	447
42,424	e	Knight Transportation, Inc	723
3,000		Lawson Products, Inc	138
31,919	e*	LKQ Corp	734
32,342	e	Martin Marietta Materials, Inc	3,361
15,714	e*	Merge Technologies, Inc	103
3,818	e*	MWI Veterinary Supply, Inc	123
28,836	e	Owens & Minor, Inc	902

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
103,013	e*	Patterson Cos, Inc	$3,658
37,424	e	PEP Boys-Manny Moe & Jack	556
37,580	e	Pool Corp	1,472
47,725	e*	PSS World Medical, Inc	932
46,192		Reliance Steel & Aluminum Co	1,819
19,445	e	Ryerson Tull, Inc	488
39,380	*	Tech Data Corp	1,491
26,379	*	Tyler Technologies, Inc	371
54,621		W.W. Grainger, Inc	3,820
34,294	*	WESCO International, Inc	2,017
8,587	e*	West Marine, Inc	148
		TOTAL WHOLESALE TRADE-DURABLE GOODS	41,519

WHOLESALE TRADE-NONDURABLE GOODS - 0.82%
48,102		Airgas, Inc	1,949
31,521	e*	Akorn, Inc	197
59,409	*	Alliance One International, Inc	419
32,869	e*	Allscripts Healthcare Solutions, Inc	887
9,068	e	Andersons, Inc	384
43,792		Brown-Forman Corp (Class B)	2,901
303,309		Cardinal Health, Inc	19,542
21,391	e*	Central European Distribution Corp	635
7,034	*	Core-Mark Holding Co, Inc	235
99,667	*	Dean Foods Co	4,214
96,092	*	Endo Pharmaceuticals Holdings, Inc	2,650
2,908	e*	Green Mountain Coffee Roasters, Inc	143
21,948	e*	Hain Celestial Group, Inc	685
62,653	*	Henry Schein, Inc	3,069
104,836	*	Idearc, Inc	3,004
6,203	e	Kenneth Cole Productions, Inc (Class A)	149
19,366	e	K-Swiss, Inc (Class A)	595
2,095	*	Maui Land & Pineapple Co, Inc	71
35,438	e	Men's Wearhouse, Inc	1,356
18,114	e	Myers Industries, Inc	284
8,977	e	Nash Finch Co	245
138,917		Nike, Inc (Class B)	13,757
38,826	e	Nu Skin Enterprises, Inc (Class A)	708
11,120	e*	Nuco2, Inc	273
6,666	e*	Perry Ellis International, Inc	273
327,997		Safeway, Inc	11,336
17,687	*	School Specialty, Inc	663
8,100	*	Smart & Final, Inc	153
22,616	e*	Source Interlink Cos, Inc	185
14,127		Spartan Stores, Inc	296
25,507		Stride Rite Corp	385
448,087		Sysco Corp	16,472
77,674	e*	Terra Industries, Inc	931
25,451	e*	Tractor Supply Co	1,138
30,443	e*	United Natural Foods, Inc	1,093
24,300	*	United Stationers, Inc	1,135
6,399	e	Valhi, Inc	166
1,903	e*	Valley National Gases, Inc	50
9,361	*	Volcom, Inc	277
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	92,905

		TOTAL COMMON STOCKS
		(Cost $8,100,413)	11,266,497

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

					VALUE
SHARES					(000)

WARRANTS - 0.00%**

COMMUNICATIONS - 0.00%**
27	e,v*	RCN Corp (Expires 12/21/06)			-	^
		TOTAL COMMUNICATIONS			-	^

WHOLESALE TRADE-DURABLE GOODS - 0.00%**
808	v*	Timco Aviation Services, Inc (Expires 02/28/07)			-	^
		TOTAL WHOLESALE TRADE-DURABLE GOODS			-	^

		TOTAL WARRANTS			-	^
		(Cost $0)

SHORT-TERM INVESTMENTS - 8.06%

				MATURITY
PRINCIPAL			RATE	DATE

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 0.25%
$ 14,300,000		Federal Home Loan Bank (FHLB)	4.800%	01/02/07	14,292
10,000,000		FHLB	5.200	01/19/07	9,977
4,700,000		Federal National Mortgage Association (FNMA)	5.128	02/21/07	4,667
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			28,936

SHARES

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 7.81%
880,992,552	v	State Street Navigator Securities Lending Prime Portfolio			880,993
		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			880,993

		TOTAL SHORT-TERM INVESTMENTS			909,929
		(Cost $ 909,930)

		TOTAL PORTFOLIO - 107.92%			12,176,426
		(Cost $9.010,343)

		OTHER ASSETS & LIABILITIES, NET - (7.92%)			(893,856)

		NET ASSETS - 100.00%			$11,282,570

	*	Non-income producing.
	**	Percentage represents less than 0.01%.
	^	Amount represents less than $1,000.
	e	All or a portion of these securities are out on loan.
	v	Security valued at fair value.

		Cost amounts are in thousands.

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the Accounts use more specific industry categories in following
		their investment limitations on industry concentration.

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND
BOND MARKET ACCOUNT
STATEMENT OF INVESTMENTS
December 31, 2006

				MATURITY	RATING +	VALUE
PRINCIPAL			RATE	DATE	(Unaudited)	(000)

BONDS - 98.31%

CORPORATE BONDS - 39.71%

AMUSEMENT AND RECREATION SERVICES - 0.07%
$ 2,000,000	e	Caesars Entertainment, Inc	7.875%	03/15/10	Ba1	$2,085
2,000,000		Caesars Entertainment, Inc	7.000	04/15/13	Baa3	2,046
		TOTAL AMUSEMENT AND RECREATION SERVICES				4,131

ASSET BACKED - 9.28%
20,000,000		AmeriCredit Automobile Receivables Trust Series 2006-AF
		(Class A4)	5.640	09/06/13	Aaa	20,265
400,343	i	AQ Finance NIM Trust Series 2004-RN2	5.550	04/25/09	Aaa	400
306,884	i,v	AQ Finance NIM Trust Series 2004-RN3	5.530	05/25/09	Aaa	307
90,042		Asset Backed Funding Corp NIM Trust Series 2005-WMC1
		(Class N1)	5.900	07/26/35	N/R	90
10,000,000	i	Centex Home Equity Series 2004-C (Class AF5)	5.980	06/25/34	Aaa	10,037
1,100,000	i	Centex Home Equity Series 2004-D (Class MF2)	5.560	09/25/34	A2	1,072
1,375,000	i	Chase Funding Mortgage Loan Asset-Backed Certificates Series
		2004-2 (Class 1B)	5.700	02/25/34	Baa2	1,332
3,500,000	i	Chase Funding Mortgage Loan Asset-Backed Certificates Series
		2004-2 (Class 1M1)	5.700	02/25/34	Aa2	3,480
1,750,000	i	Chase Funding Mortgage Loan Asset-Backed Certificates Series
		2004-2 (Class 1M2)	5.700	02/25/34	A2	1,723
2,267,092		Chase Manhattan Auto Owner Trust Series 2004-A (Class A4)	2.830	09/15/10	Aaa	2,226
10,000,000		CIT Equipment Collateral Series 2005-VT1 (Class A4)	4.360	11/20/12	Aaa	9,888
5,549,192	i	CIT Group Home Equity Loan Trust Series 2002-1 (Class AF6)	6.200	02/25/30	Aaa	5,575
542,776	i	CIT Group Home Equity Loan Trust Series 2002-2 (Class MF2)	6.390	12/25/30	A3	540
28,400,000	i	Citicorp Mortgage Securities, Inc Series 2006-1 (Class A3)	5.706	07/25/36	Aaa	28,449
20,812,000		Citicorp Mortgage Securities, Inc Series 2006-2 (Class A3)	5.563	09/25/36	Aaa	20,782
1,403,971	i	Countrywide Home Equity Loan Trust Series 2004-B (Class 1A)	5.570	02/15/29	Aaa	1,405
5,320,589		Detroit Edison Securitization Funding LLC Series 2001-1
		(Class A3)	5.875	03/01/10	Aaa	5,338
6,372,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A3	5.590	03/01/30	Aaa	6,370
2,600,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A4	5.810	03/01/36	Aaa	2,607
6,034,249	i	Golden Securities Corp Series 2003-A (Class A1)	5.626	12/02/13	Aaa	6,013
5,000,000	i	GSAMP Trust Series 2004-WF (Class M1)	5.930	10/25/34	Aa2	5,023
10,000,000		Hertz Vehicle Financing LLC Series 2005-1A (Class A3)	5.010	02/25/11	Aaa	9,940
5,545,059		Household Automotive Trust Series 2003-2 (Class A4)	3.020	12/17/10	Aaa	5,466
25,000,000		Household Automotive Trust Series 2006-2 (Class A3)	5.610	08/17/11	Aaa	25,195
45,000,000		Household Automotive Trust Series 2006-3 (Class A4)	5.340	09/17/13	Aaa	45,340
24,000,000		Household Credit Card Master Note Trust I Series 2006-1
		(Class A)	5.100	06/15/12	Aaa	24,013
35,000,000		Hyundai Auto Receivables Trust Series 2006-A (Class A3)	5.130	06/15/10	Aaa	34,951
40,000,000		Hyundai Auto Receivables Trust Series 2006-B (Class A4)	5.150	05/15/13	Aaa	39,983
3,000,000	i	IXIS Real Estate Capital Trust Series 2006-HE1 (Class A2)	5.490	03/25/36	Aaa	3,001
192,777		Long Beach Asset Holdings Corp Series 2006-4 (Class N1)	5.877	06/25/46	N/R	192

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	RATING +	VALUE
PRINCIPAL			RATE	DATE	(Unaudited)	(000)
$ 3,889,567	v	Long Beach Asset Holdings Corp Series 2006-6 (Class N1)	6.072%	09/25/46	N/R	$3,812
10,301,278		Marriott Vacation Club Owner Trust Series 2006-2A (Class A)	5.362	10/20/28	Aaa	10,296
713,621	v	New York City Tax Lien Series 2006-AA (Class A)	5.930	07/01/36	Aaa	718
2,562,720		Peco Energy Transition Trust Series 1999-A (Class A6)	6.050	03/01/09	Aaa	2,566
10,000,000		Peco Energy Transition Trust Series 1999-A (Class A7)	6.130	03/01/09	Aaa	10,084
5,101,972		Public Service New Hampshire Funding LLC Series 2001-1
		(Class A2)	5.730	11/01/10	Aaa	5,126
6,500,000	i	Renaissance Home Equity Loan Trust Series 2006-3 (Class AF3)	5.586	11/25/36	Aaa	6,495
12,000,000	i	Residential Asset Mortgage Products, Inc Series 2004-RS11
		(Class M1)	5.970	11/25/34	Aa1	12,087
1,158,464		Residential Asset Securities Corp Series 2001-KS2 (Class AI6)	6.489	10/25/30	Aaa	1,158
8,000,000		Residential Funding Mortgage Securities II, Inc Series 2006-H12
		(Class A2)	5.750	02/25/36	Aaa	8,010
5,014,000	i	Residential Funding Mortgage Securities II, Inc Series 2006-HI1
		(Class A3)	5.570	02/25/36	Aaa	5,009
2,500,000	i	Residential Funding Mortgage Securities II, Inc Series 2006-HI1
		(Class M1)	6.010	02/25/36	Aa1	2,516
250,000	i	Residential Funding Mortgage Securities II, Inc Series 2006-HI1
		(Class M2)	6.060	02/25/36	Aa2	251
2,000,000		Residential Funding Mortgage Securities II, Inc Series 2006-HI3
		(Class A2)	5.950	02/25/36	Aaa	2,007
6,000,000		Residential Funding Mortgage Securities II, Inc Series 2006-HI3
		(Class A3)	5.960	02/25/36	Aaa	6,046
9,628,000		Residential Funding Mortgage Securities II, Inc Series 2006-HI4
		(Class A2)	5.450	09/25/36	Aaa	9,598
30,000,000		Residential Funding Mortgage Securities II, Inc Series 2006-HI4
		(Class A3)	5.440	09/25/36	Aaa	29,842
7,000,000	v	Residential Funding Mortgage Securities II, Inc Series 2006-HI5
		(Class A2)	5.520	04/25/21	Aaa	7,001
13,500,000	v	Residential Funding Mortgage Securities II, Inc Series 2006-HI5
		(Class A3)	5.500	08/25/25	Aaa	13,447
9,862,000	i	Residential Funding Mortgage Securities II, Inc Series 2006-
		HSA2 (Class AI3)	5.550	03/25/36	Aaa	9,851
4,404,981	v	Sierra Receivables Funding Co Series 2006-1A (Class A1)	5.840	05/20/18	Aaa	4,442
30,000,000	v	Sonic Capital LLC Series 2006-1A (Class A2)	5.096	12/20/31	Aaa	29,746
7,185,000		Triad Auto Receivables Owner Trust Series 2005-A (Class A4)	4.220	06/12/12	Aaa	7,059
25,000,000		Triad Auto Receivables Owner Trust Series 2006-C (Class A4)	5.310	05/13/13	Aaa	25,090
38,000,000		Volkswagen Auto Lease Trust Series 2006-A (Class A3)	5.500	09/21/09	Aaa	38,161
10,400,000		Volkswagen Auto Lease Trust Series 2006-A (Class A4)	5.540	04/20/11	Aaa	10,470
4,100,000	v	Wachovia Amortization Controlled Heloc NIM Series 2006-N1
		(Class N1)	5.683	08/12/47	A3	4,074
7,200,367	i	Wachovia Loan Trust Series 2005-SD1 (Class A)	5.710	05/25/35	N/R	7,205
		TOTAL ASSET BACKED				593,170

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.21%
7,000,000		Home Depot, Inc	5.400	03/01/16	Aa3	6,844
5,750,000		Lowe's Cos, Inc	8.250	06/01/10	A1	6,254
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				13,098

BUSINESS SERVICES - 0.03%
2,000,000		Advanstar Communications, Inc	10.750	08/15/10	B1	2,153
		TOTAL BUSINESS SERVICES				2,153

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	RATING +	VALUE
PRINCIPAL			RATE	DATE	(Unaudited)	(000)
CHEMICALS AND ALLIED PRODUCTS - 0.33%
$ 6,500,000		Abbott Laboratories	5.600%	05/15/11	A1	$6,592
3,500,000		Chemtura Corp	6.875	06/01/16	Ba1	3,369
2,500,000		Lubrizol Corp	4.625	10/01/09	Baa3	2,451
5,650,000	e	Lubrizol Corp	5.500	10/01/14	Baa3	5,509
3,000,000		Procter & Gamble Co	4.950	08/15/14	Aa3	2,932
		TOTAL CHEMICALS AND ALLIED PRODUCTS				20,853

COMMUNICATIONS - 2.27%
3,750,000		America Movil S.A. de C.V.	6.375	03/01/35	A3	3,638
9,500,000		AT&T, Inc	5.100	09/15/14	A2	9,232
2,000,000	e	AT&T, Inc	6.150	09/15/34	A2	1,963
11,521,001		Comcast Cable Communications Holdings, Inc	8.375	03/15/13	Baa2	13,122
15,400,000		Comcast Corp	5.875	02/15/18	Baa2	15,204
6,000,000	e	Comcast Corp	5.650	06/15/35	Baa2	5,429
2,750,000		Comcast Corp	6.500	11/15/35	Baa2	2,764
6,000,000	g	COX Communications, Inc	5.875	12/01/16	Baa3	5,957
4,000,000		Deutsche Telekom International Finance BV	8.250	06/15/30	A3	4,909
4,000,000		Embarq Corp	7.995	06/01/36	Baa3	4,160
4,250,000		France Telecom S.A.	7.750	03/01/11	A3	4,629
1,750,000		Gray Television, Inc	9.250	12/15/11	B1	1,831
1,150,000		GTE Corp	6.840	04/15/18	Baa1	1,209
4,000,000		New Cingular Wireless Services, Inc	7.875	03/01/11	Baa1	4,369
4,750,000	e	New Cingular Wireless Services, Inc	8.750	03/01/31	Baa1	6,156
500,000		Rogers Cable, Inc	6.750	03/15/15	Ba2	515
2,500,000	e	Rogers Wireless, Inc	7.500	03/15/15	Ba2	2,712
7,750,000		Sprint Capital Corp	8.375	03/15/12	Baa3	8,622
12,400,000		Sprint Nextel Corp	6.000	12/01/16	Baa3	12,097
4,000,000	e	Telecom Italia Capital S.A.	5.250	11/15/13	Baa2	3,817
10,000,000	e	Verizon Communications, Inc	5.550	02/15/16	A3	9,947
4,250,000		Verizon Global Funding Corp	7.375	09/01/12	A3	4,649
2,250,000		Verizon Global Funding Corp	5.850	09/15/35	A3	2,151
6,500,000		Verizon Virginia, Inc	4.625	03/15/13	Baa1	6,060
4,850,000		Viacom, Inc	5.750	04/30/11	Baa3	4,849
3,500,000	e	Viacom, Inc	6.875	04/30/36	Baa3	3,463
2,000,000		Vodafone Group plc	5.000	12/16/13	A3	1,931
		TOTAL COMMUNICATIONS				145,385

DEPOSITORY INSTITUTIONS - 3.44%
7,550,000		Bank of America Corp	5.375	08/15/11	Aa2	7,606
4,000,000		Bank of America Corp	6.250	04/15/12	Aa2	4,182
3,550,000	e	Bank of America Corp	5.750	08/15/16	Aa3	3,625
6,000,000	e	Bank of America Corp	5.625	10/14/16	Aa2	6,104
5,000,000	g	Bank of America Corp	5.420	03/15/17	Aa3	4,950
6,500,000	e	Bank of America NA	6.000	10/15/36	Aa2	6,693
4,250,000	e	Bank One Corp	5.250	01/30/13	A1	4,221
7,000,000		Bank One NA	5.500	03/26/07	Aa2	7,000
5,000,000	e	Bank One NA	3.700	01/15/08	Aa2	4,920
5,250,000	i,g	BOI Capital Funding No. 2 LP	5.571	12/30/49	A2	5,127
4,000,000	e	Capital One Bank	5.125	02/15/14	A2	3,930
4,350,000	e	Citigroup, Inc	5.125	02/14/11	Aa1	4,339
18,500,000		Citigroup, Inc	5.125	05/05/14	Aa1	18,277
6,655,000		Citigroup, Inc	5.000	09/15/14	Aa2	6,495
3,000,000		Citigroup, Inc	5.850	12/11/34	Aa1	3,050
4,000,000		FIA Card Services NA	4.625	08/03/09	Aa1	3,948
3,000,000		Golden West Financial Corp	4.125	08/15/07	Aa3	2,976

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	RATING +	VALUE
PRINCIPAL			RATE	DATE	(Unaudited)	(000)
$ 3,500,000		Golden West Financial Corp	4.750%	10/01/12	Aa3	$3,402
2,000,000		Greenpoint Financial Corp	3.200	06/06/08	A3	1,940
5,000,000		International Finance Corp	5.125	05/02/11	Aaa	5,040
1,000,000		JPMorgan Chase & Co	7.875	06/15/10	A1	1,081
4,500,000	e	JPMorgan Chase & Co	4.500	01/15/12	Aa3	4,352
5,500,000		JPMorgan Chase & Co	5.750	01/02/13	A1	5,610
4,000,000		KeyBank NA	5.000	07/17/07	A1	3,988
2,000,000		M&I Marshall & Ilsley Bank	4.125	09/04/07	Aa3	1,986
5,700,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	Aa3	5,563
4,250,000	e,i	Manufacturers & Traders Trust Co	5.629	12/01/21	A3	4,183
5,000,000		Mellon Funding Corp	4.875	06/15/07	A1	4,991
3,250,000		Popular North America, Inc	5.650	04/15/09	A3	3,259
4,250,000	i,g	Rabobank Capital Funding Trust	5.254	12/30/49	Aa2	4,098
2,500,000		Regions Financial Corp	6.375	05/15/12	A2	2,619
2,000,000		Union Bank of California NA	5.950	05/11/16	A2	2,050
2,500,000		US Bank NA	5.700	12/15/08	Aa2	2,519
5,000,000		US Bank NA	6.300	02/04/14	Aa2	5,282
12,750,000	e	Wachovia Bank NA	4.800	11/01/14	Aa3	12,207
6,050,000		Wachovia Corp	5.300	10/15/11	Aa3	6,069
4,500,000		Wachovia Corp	5.250	08/01/14	A1	4,441
5,000,000		Washington Mutual Bank	6.875	06/15/11	A3	5,278
4,500,000		Washington Mutual Bank	5.500	01/15/13	A3	4,492
2,150,000		Washington Mutual, Inc	5.500	08/24/11	A3	2,159
3,500,000		Wells Fargo & Co	4.875	01/12/11	Aa1	3,463
4,000,000	e	Wells Fargo & Co	5.300	08/26/11	Aa1	4,019
8,500,000		Wells Fargo Bank NA	6.450	02/01/11	Aa1	8,876
1,500,000		Wells Fargo Bank NA	4.750	02/09/15	Aa1	1,434
6,000,000		Wells Fargo Bank NA	5.950	08/26/36	Aa1	6,187
2,000,000	e	Wells Fargo Capital X	5.950	12/15/36	Aa3	2,001
		TOTAL DEPOSITORY INSTITUTIONS				220,032

ELECTRIC, GAS, AND SANITARY SERVICES - 1.73%
2,000,000	e	AGL Capital Corp	6.000	10/01/34	Baa1	1,932
2,500,000	e	Atmos Energy Corp	4.000	10/15/09	Baa3	2,403
4,500,000		Carolina Power & Light Co	5.125	09/15/13	A3	4,425
2,750,000	e	Carolina Power & Light Co	5.700	04/01/35	A3	2,687
4,250,000	e	CenterPoint Energy Resources Corp	7.875	04/01/13	Baa3	4,705
3,500,000		Consolidated Natural Gas Co	6.250	11/01/11	Baa1	3,619
4,250,000		Consolidated Natural Gas Co	5.000	12/01/14	Baa1	4,080
2,000,000	e	Duke Capital LLC	6.250	02/15/13	Baa1	2,066
9,000,000		FirstEnergy Corp	6.450	11/15/11	Baa3	9,379
3,400,000	e	Florida Power & Light Co	4.850	02/01/13	Aa3	3,324
3,500,000		Florida Power Corp	4.500	06/01/10	A2	3,394
4,000,000	i	FPL Group Capital, Inc	6.350	10/01/66	A3	4,053
4,000,000		National Fuel Gas Co	5.250	03/01/13	Baa1	3,935
3,000,000		National Rural Utilities Cooperative Finance Corp	5.750	08/28/09	A2	3,038
3,500,000		Nevada Power Co	6.650	04/01/36	Ba1	3,636
4,500,000		Northern Border Pipeline Co	6.250	05/01/07	A3	4,510
2,250,000		Northern States Power Co	6.250	06/01/36	A2	2,405
2,500,000		Northern States Power-Minnesota	5.250	07/15/35	A2	2,326
2,500,000	e	Ohio Edison Co	4.000	05/01/08	Baa2	2,453
3,500,000		Ohio Power Co	5.300	11/01/10	A3	3,487
4,075,000	e	ONEOK Partners LP	5.900	04/01/12	Baa2	4,120
6,000,000		Pacific Gas & Electric Co	4.200	03/01/11	Baa1	5,740
2,000,000	e	Public Service Co of Colorado	7.875	10/01/12	A3	2,238
2,500,000		Public Service Co of Colorado	5.500	04/01/14	A3	2,496

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	RATING +	VALUE
PRINCIPAL			RATE	DATE	(Unaudited)	(000)
$ 2,250,000		Puget Sound Energy, Inc	6.274%	03/15/37	Baa2	$2,285
2,750,000	e	Southern California Edison Co	6.000	01/15/34	A2	2,810
3,250,000		Southern California Edison Co	5.350	07/15/35	A2	3,030
5,000,000		Southwestern Public Service Co	6.000	10/01/36	Baa1	4,959
4,500,000		Virginia Electric and Power Co	4.750	03/01/13	Baa1	4,327
2,000,000		Waste Management, Inc	7.750	05/15/32	Baa3	2,376
1,500,000		Westar Energy, Inc	6.000	07/01/14	Baa2	1,536
3,000,000		Wisconsin Electric Power	5.625	05/15/33	A1	2,945
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				110,719

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.28%
7,500,000	e	Cisco Systems, Inc	5.250	02/22/11	A1	7,518
2,500,000	e	Cisco Systems, Inc	5.500	02/22/16	A1	2,508
4,000,000		Emerson Electric Co	4.500	05/01/13	A2	3,825
4,000,000		International Business Machines Corp	6.220	08/01/27	A1	4,220
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				18,071

FABRICATED METAL PRODUCTS - 0.11%
3,500,000		Fortune Brands, Inc	5.125	01/15/11	Baa2	3,440
3,750,000		Fortune Brands, Inc	4.875	12/01/13	Baa2	3,513
		TOTAL FABRICATED METAL PRODUCTS				6,953

FOOD AND KINDRED PRODUCTS - 0.57%
3,000,000	e	Anheuser-Busch Cos, Inc	4.700	04/15/12	A1	2,892
4,000,000		Bottling Group LLC	4.625	11/15/12	Aa3	3,864
1,750,000		Bunge Ltd Finance Corp	5.875	05/15/13	Baa2	1,733
2,750,000		Bunge Ltd Finance Corp	5.100	07/15/15	Baa2	2,560
3,500,000		Companhia Brasileira de Bebidas	8.750	09/15/13	Baa1	4,023
5,000,000		Coors Brewing Co	6.375	05/15/12	Baa2	5,176
5,000,000		Diageo Capital plc	5.125	01/30/12	A3	4,937
2,500,000	g	Foster's Finance Corp	4.875	10/01/14	Baa2	2,344
3,000,000		Kellogg Co	7.450	04/01/31	A3	3,565
4,000,000		Kraft Foods, Inc	6.500	11/01/31	A3	4,289
1,250,000		WM Wrigley Jr Co	4.650	07/15/15	A1	1,183
		TOTAL FOOD AND KINDRED PRODUCTS				36,566

FOOD STORES - 0.17%
2,000,000		Delhaize America, Inc	8.125	04/15/11	Ba1	2,158
3,500,000		Kroger Co	7.250	06/01/09	Baa2	3,643
2,500,000		Kroger Co	6.800	04/01/11	Baa2	2,618
2,325,000		Safeway, Inc	4.125	11/01/08	Baa2	2,272
		TOTAL FOOD STORES				10,691

FORESTRY - 0.04%
2,665,000		Weyerhaeuser Co	5.950	11/01/08	Baa2	2,688
		TOTAL FORESTRY				2,688

GENERAL BUILDING CONTRACTORS - 0.25%
3,250,000		Centex Corp	5.250	06/15/15	Baa2	3,079
3,000,000	e	DR Horton, Inc	9.750	09/15/10	Ba1	3,310
5,000,000	e	DR Horton, Inc	5.375	06/15/12	Baa3	4,841
4,500,000		DR Horton, Inc	6.500	04/15/16	Baa3	4,529
		TOTAL GENERAL BUILDING CONTRACTORS				15,759

GENERAL MERCHANDISE STORES - 0.39%
10,550,000	e	Target Corp	5.875	07/15/16	A1	10,892

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	RATING +	VALUE
PRINCIPAL			RATE	DATE	(Unaudited)	(000)
$ 7,000,000		Wal-Mart Stores, Inc	4.000%	01/15/10	Aa2	$6,776
7,750,000	e	Wal-Mart Stores, Inc	4.125	02/15/11	Aa2	7,452
		TOTAL GENERAL MERCHANDISE STORES				25,120

HEALTH SERVICES - 0.09%
5,650,000		Laboratory Corp of America Holdings	5.625	12/15/15	Baa3	5,561
		TOTAL HEALTH SERVICES				5,561

HOLDING AND OTHER INVESTMENT OFFICES - 0.45%
3,750,000		Archstone-Smith Trust	5.750	03/15/16	Baa1	3,775
5,000,000		Brookfield Asset Management, Inc	7.125	06/15/12	Baa3	5,322
5,000,000		Camden Property Trust	5.875	06/01/07	Baa2	5,008
4,000,000		Colonial Properties Trust	6.250	06/15/14	Baa3	4,070
4,500,000		iStar Financial, Inc	5.150	03/01/12	Baa2	4,367
3,650,000	e	iStar Financial, Inc	5.700	03/01/14	Baa2	3,617
2,825,000		Simon Property Group LP	5.600	09/01/11	A3	2,842
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				29,001

HOTELS AND OTHER LODGING PLACES - 0.06%
2,000,000		Boyd Gaming Corp	8.750	04/15/12	Ba3	2,090
1,750,000	e	MGM Mirage	6.000	10/01/09	Ba2	1,746
		TOTAL HOTELS AND OTHER LODGING PLACES				3,836

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.11%
5,500,000		Caterpillar, Inc	6.050	08/15/36	A2	5,670
1,500,000		Kennametal, Inc	7.200	06/15/12	Baa3	1,584
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				7,254

INSTRUMENTS AND RELATED PRODUCTS - 0.15%
3,000,000		Johnson & Johnson	3.800	05/15/13	Aaa	2,789
5,000,000		Medtronic, Inc	4.750	09/15/15	A1	4,742
2,000,000		Thermo Electron Corp	5.000	06/01/15	Baa2	1,874
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				9,405

INSURANCE CARRIERS - 1.04%
6,250,000		Aetna, Inc	6.625	06/15/36	A3	6,706
5,000,000	e,g	AIG SunAmerica Global Financing VI	6.300	05/10/11	Aa2	5,203
4,250,000	e	Allstate Corp	5.000	08/15/14	A1	4,149
5,000,000	e	American International Group, Inc	5.050	10/01/15	Aa2	4,877
3,600,000	i	ING Groep NV	5.775	12/30/49	A2	3,585
4,000,000	g	John Hancock Global Funding II	7.900	07/02/10	Aa2	4,324
3,750,000	g	Liberty Mutual Group, Inc	6.500	03/15/35	Baa3	3,655
4,000,000	g	Mantis Reef Ltd	4.799	11/03/09	A3	3,901
3,000,000	e	Metlife, Inc	5.375	12/15/12	A2	3,006
5,000,000	e	Metlife, Inc	5.000	06/15/15	A2	4,844
2,500,000		Metlife, Inc	5.700	06/15/35	A2	2,445
3,000,000	g	Pricoa Global Funding I	3.900	12/15/08	Aa3	2,916
3,500,000		Principal Financial Group, Inc	6.050	10/15/36	A2	3,593
4,000,000		UnitedHealth Group, Inc	5.250	03/15/11	A3	3,986
5,000,000		WellPoint Health Networks	6.375	01/15/12	Baa1	5,209
2,000,000		WellPoint, Inc	5.000	01/15/11	Baa1	1,976
2,250,000		WellPoint, Inc	5.850	01/15/36	Baa1	2,192
		TOTAL INSURANCE CARRIERS				66,567

METAL MINING - 0.19%
5,900,000		Barrick Gold Finance Co	4.875	11/15/14	Baa1	5,593

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	RATING +	VALUE
PRINCIPAL			RATE	DATE	(Unaudited)	(000)
$ 3,500,000	e,g	Corp Nacional del Cobre de Chile - CODELCO	4.750%	10/15/14	Aa3	$3,327
3,000,000	e	Vale Overseas Ltd	6.250	01/11/16	Baa3	3,032
		TOTAL METAL MINING				11,952

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.05%
3,250,000	g	Controladora Mabe S.A. C.V.	6.500	12/15/15	N/R	3,272
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				3,272

MISCELLANEOUS RETAIL - 0.06%
2,500,000		CVS Corp	5.750	08/15/11	Baa2	2,530
1,250,000		CVS Corp	6.125	08/15/16	Baa2	1,288
		TOTAL MISCELLANEOUS RETAIL				3,818

MOTION PICTURES - 0.56%
2,500,000		Historic TW, Inc	6.625	05/15/29	Baa2	2,519
4,250,000		News America, Inc	7.625	11/30/28	Baa2	4,766
5,000,000	e	News America, Inc	6.200	12/15/34	Baa2	4,820
3,000,000	e	Time Warner, Inc	5.500	11/15/11	Baa2	2,993
16,250,000	e	Time Warner, Inc	6.875	05/01/12	Baa2	17,181
3,750,000		Walt Disney Co	5.700	07/15/11	A3	3,810
		TOTAL MOTION PICTURES				36,089

NONDEPOSITORY INSTITUTIONS - 2.74%
3,500,000	g	American Honda Finance Corp	5.125	12/15/10	A1	3,483
6,500,000		Capital One Financial Corp	5.700	09/15/11	A3	6,584
3,000,000		Capital One Financial Corp	5.500	06/01/15	A3	2,995
1,750,000		Capital One Financial Corp	6.150	09/01/16	Baa1	1,806
4,500,000		Caterpillar Financial Services Corp	2.700	07/15/08	A2	4,333
9,100,000		CIT Group Funding Co of Canada	5.600	11/02/11	A2	9,176
4,250,000		CIT Group, Inc	5.125	09/30/14	A2	4,131
4,000,000		FIA Card Services NA	5.375	01/15/08	Aa1	4,002
9,000,000		Ford Motor Credit Co	5.700	01/15/10	B1	8,627
6,000,000		Ford Motor Credit Co	9.875	08/10/11	B1	6,417
20,000,000		General Electric Capital Corp	6.000	06/15/12	Aaa	20,701
8,000,000		General Electric Capital Corp	5.650	06/09/14	Aaa	8,153
11,750,000		General Motors Acceptance Corp	5.625	05/15/09	Ba1	11,657
3,000,000	i,g	HSBC Capital Funding LP	4.610	12/30/49	A1	2,794
10,000,000		HSBC Finance Corp	5.250	01/14/11	Aa3	9,999
11,750,000		HSBC Finance Corp	5.700	06/01/11	Aa3	11,950
7,000,000		HSBC Finance Corp	5.250	01/15/14	Aa3	6,940
4,000,000		HSBC Finance Corp	5.250	04/15/15	Aa3	3,959
6,500,000	e	HSBC Finance Corp	5.500	01/19/16	Aa3	6,530
1,750,000		International Lease Finance Corp	5.450	03/24/11	A1	1,758
2,000,000		John Deere Capital Corp	4.500	08/25/08	A3	1,976
1,900,000		John Deere Capital Corp	7.000	03/15/12	A3	2,036
4,000,000	e	MBNA Corp	6.125	03/01/13	Aa2	4,162
6,000,000		MBNA Corp	5.000	06/15/15	Aa2	5,821
5,000,000	e	Residential Capital Corp	6.125	11/21/08	Baa3	5,024
10,375,000		Residential Capital Corp	6.500	04/17/13	Baa3	10,532
4,750,000	e	SLM Corp	5.400	10/25/11	A2	4,761
3,500,000	e	Toyota Motor Credit Corp	2.875	08/01/08	Aaa	3,372
1,750,000	g,i	USB Realty Corp	6.091	12/30/49	A1	1,751
		TOTAL NONDEPOSITORY INSTITUTIONS				175,430

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	RATING +	VALUE
PRINCIPAL			RATE	DATE	(Unaudited)	(000)
OIL AND GAS EXTRACTION - 1.13%
$ 2,000,000	e	Anadarko Finance Co	6.750%	05/01/11	Baa2	$2,091
3,750,000		Anadarko Petroleum Corp	5.950	09/15/16	Baa2	3,757
3,000,000		Baker Hughes, Inc	6.875	01/15/29	A2	3,315
3,500,000		BJ Services Co	5.750	06/01/11	Baa1	3,528
2,000,000		Burlington Resources Finance Co	6.400	08/15/11	A2	2,088
7,750,000		Burlington Resources Finance Co	7.200	08/15/31	A2	9,094
6,500,000	e	Chesapeake Energy Corp	6.500	08/15/17	Ba2	6,354
4,000,000	g	Empresa Nacional de Petroleo ENAP	6.750	11/15/12	A2	4,214
2,500,000		Enterprise Products Operating LP	4.625	10/15/09	Baa3	2,441
4,000,000		Equitable Resources, Inc	5.150	11/15/12	A2	3,899
3,000,000		Kerr-McGee Corp	6.950	07/01/24	Baa2	3,202
4,250,000		Nexen, Inc	5.050	11/20/13	Baa2	4,112
4,250,000		PC Financial Partnership	5.000	11/15/14	Baa2	4,057
3,750,000		Pemex Project Funding Master Trust	5.750	12/15/15	Baa1	3,713
4,000,000		Petro-Canada	5.950	05/15/35	Baa2	3,791
3,000,000	e	Plains All American Pipeline LP	5.625	12/15/13	Baa3	2,961
4,500,000		Weatherford International Ltd	6.500	08/01/36	Baa1	4,553
5,000,000	e	XTO Energy, Inc	6.250	04/15/13	Baa2	5,155
		TOTAL OIL AND GAS EXTRACTION				72,325

OTHER MORTGAGE BACKED SECURITIES - 10.22%
10,000,000	i	Banc of America Commercial Mortgage, Inc Series 2004-4
		(Class A6)	4.877	07/10/42	N/R	9,719
13,955,000	i	Banc of America Commercial Mortgage, Inc Series 2005-1
		(Class B)	5.005	11/10/42	N/R	13,818
1,630,000	i	Banc of America Commercial Mortgage, Inc Series 2005-5
		(Class AJ)	5.159	10/10/45	Aaa	1,611
2,650,000	i	Banc of America Commercial Mortgage, Inc Series 2005-6
		(Class AJ)	5.181	09/10/47	Aaa	2,623
3,000,000	i	Banc of America Commercial Mortgage, Inc Series 2006-2
		(Class A4)	5.741	05/10/45	N/R	3,102
6,000,000		Banc of America Commercial Mortgage, Inc Series 2006-5
		(Class A4)	5.414	09/10/47	Aaa	6,028
13,626,770		Banc of America Mortgage Securities Series 2006-1 (Class A8)	6.000	05/01/36	Aaa	13,679
704,870		Bank of America Alternative Loan Trust Series 2004-8
		(Class 3A1)	5.500	09/25/19	Aaa	703
10,000,000	i	Bear Stearns Commercial Mortgage Securities Series 2004-PWR5
		(Class A5)	4.978	07/11/42	Aaa	9,792
9,225,000	i	Bear Stearns Commercial Mortgage Securities Series 2005-PW10
		(Class AJ)	5.458	12/11/40	Aaa	9,317
8,000,000	i	Bear Stearns Commercial Mortgage Securities Series 2006-PW11
		(Class A4)	5.458	03/11/39	N/R	8,124
5,300,000	i	Bear Stearns Commercial Mortgage Securities Series 2006-PW12
		(Class A4)	5.711	09/11/38	Aaa	5,471
13,000,000		Bear Stearns Commercial Mortgage Securities Series 2006-PW13
		(Class A4)	5.540	09/11/41	N/R	13,188
6,000,000		Bear Stearns Commercial Mortgage Securities Series 2006-PW14
		(Class A4)	5.201	12/11/38	N/R	5,928
3,000,000	i	Bear Stearns Commercial Mortgage Securities Series 2006-T22
		(Class A4)	5.467	04/12/38	Aaa	3,055
8,000,000	i	Bear Stearns Commercial Mortgage Securities Series 2006-T24
		(Class A4)	5.537	10/12/41	Aaa	8,112
5,000,000		Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-
		CD3 (Class A5)	5.617	10/15/48	Aaa	5,094
45,311,177		Citimortgage Alternative Loan Trust Series 2006-A1 (Class 2A1)	5.250	03/25/21	Aaa	44,731

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	RATING +	VALUE
PRINCIPAL			RATE	DATE	(Unaudited)	(000)
$ 30,000,000		Countrywide Alternative Loan Trust Series 2003-3T1 (Class A10)	5.500%	05/25/33	N/R	$29,326
5,405,951	i	Countrywide Alternative Loan Trust Series 2004-31T1 (Class A2)	5.700	09/25/34	N/R	5,415
16,000,000		Countrywide Alternative Loan Trust Series 2005-37T1 (Class A4)	5.500	09/25/35	Aaa	15,505
10,000,000		Countrywide Alternative Loan Trust Series 2005-J8 (Class 1A5)	5.500	07/25/35	Aaa	9,667
9,963,201	i	Countrywide Alternative Loan Trust Series 2006-12CB
		(Class A10)	5.700	05/25/36	Aaa	9,954
13,286,128		Countrywide Home Loan Mortgage Pass Through Trust Series
		2005-17 (Class 1A10)	5.250	09/25/35	N/R	13,183
8,000,000	i	Credit Suisse Mortgage Capital Certificates Series 2006-C1
		(Class A4)	5.556	02/15/39	N/R	8,129
5,400,000	i	Credit Suisse Mortgage Capital Certificates Series 2006-C2
		(Class A3)	5.659	03/15/39	Aaa	5,543
8,700,000		Credit Suisse Mortgage Capital Certificates Series 2006-C4
		(Class A3)	5.467	09/15/39	Aaa	8,767
11,000,000		Credit Suisse Mortgage Capital Certificates Series 2006-C5
		(Class A3)	5.311	12/15/39	Aaa	10,954
14,000,000	i	Credit Suisse/Morgan Stanley Commerical Mortgage Certificate
		Series HC1A (Class A1)	5.540	05/15/23	Aaa	14,004
14,000,000		CS First Boston Mortgage Securities Corp Series 2001-CP4
		(Class A4)	6.180	12/15/35	Aaa	14,473
26,906,677		CS First Boston Mortgage Securities Corp Series 2004-8
		(Class 7A1)	6.000	12/25/34	N/R	26,932
17,504,454		CS First Boston Mortgage Securities Corp Series 2005-5
		(Class 7A1)	6.000	07/25/35	Aaa	17,554
2,940,354		First Horizon Asset Securities, Inc Series 2003-9 (Class 1A4)	5.500	11/25/33	N/R	2,931
21,000,000		Ge Capital Commercial Mortgage Corp Series 2003-C2 (Class A4)	5.145	07/10/37	Aaa	20,857
18,000,000	i	Greenwich Capital Commercial Funding Corp Series 2004-GG1	5.317	06/10/36	Aaa	17,982
		(Class A7)
10,000,000	i	GS Mortgage Securities Corp II Series 2001-ROCK (Class BFL)	5.802	05/03/18	Aaa	10,233
6,350,000	i	GS Mortgage Securities Corp II Series 2006-GG8 (Class A4)	5.560	11/10/39	Aaa	6,450
14,250,000		JP Morgan Chase Commercial Mortgage Securities Corp Series
		2002-C1 (Class A3)	5.376	07/12/37	Aaa	14,336
6,400,000		LB-UBS Commercial Mortgage Trust Series 2005-C3 (Class A2)	4.553	07/15/30	Aaa	6,276
4,000,000	i	LB-UBS Commercial Mortgage Trust Series 2005-C5 (Class AJ)	5.057	09/15/40	N/R	3,910
3,600,000	i	LB-UBS Commercial Mortgage Trust Series 2006-C4 (Class A4)	5.899	06/15/38	Aaa	3,766
13,994,467		MASTR Alternative Loans Trust Series 2004-8 (Class 5A1)	6.000	09/25/34	N/R	13,990
5,124,973		MASTR Asset Securitization Trust Series 2005-2 (Class 3A1)	5.000	10/25/20	Aaa	5,054
16,994,374		MASTR Asset Securitization Trust Series 2005-2 (Class 3A1)	5.500	11/25/33	Aaa	16,696
5,400,000	i	Merrill Lynch Mortgage Trust Series 2005-LC1 (Class A4)	5.291	01/12/44	Aaa	5,379
2,500,000	i	Merrill Lynch Mortgage Trust Series 2006-C1 (Class A4)	5.660	05/12/39	N/R	2,573
4,700,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust Series
		2006-1 (Class A4)	5.435	02/12/39	N/R	4,756
19,000,000		Morgan Stanley Capital I Series 2005-HQ5 (Class A2)	4.809	01/14/42	N/R	18,782
12,000,000	i	Morgan Stanley Capital I Series 2006-HE1 (Class A2)	5.470	01/25/36	Aaa	12,006
15,600,000	i	Morgan Stanley Capital I Series 2006-HQ10 (Class A4)	5.328	11/12/41	Aaa	15,575
8,000,000	i	Morgan Stanley Capital I Series 2006-HQ8 (Class AJ)	5.468	03/12/44	Aaa	8,113
4,587,000	i	Morgan Stanley Capital I Series 2006-HQ9 (Class A4)	5.731	07/12/44	N/R	4,715
7,500,000	i	Morgan Stanley Capital I Series 2006-IQ11 (Class A4)	5.775	10/15/42	N/R	7,740
6,200,000	i	Morgan Stanley Capital I Series 2006-IQ11 (Class AJ)	5.779	10/15/42	N/R	6,363

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	RATING +	VALUE
PRINCIPAL			RATE	DATE	(Unaudited)	(000)
$ 2,700,000	i	Morgan Stanley Capital I Series 2006-T21 (Class AJ)	5.273%	10/12/52	Aaa	$2,678
5,000,000	i	Morgan Stanley Capital I Series 2006-T23 (Class A4)	5.810	08/12/41	N/R	5,205
4,000,000	e,i	Wachovia Bank Commercial Mortgage Trust Series 2005-C20
		(Class A7)	5.118	07/15/42	Aaa	3,936
10,000,000	e,i	Wachovia Bank Commercial Mortgage Trust Series 2006-C24
		(Class A3)	5.558	03/15/45	Aaa	10,141
23,990,080		Wamu Alternative Mortgage Pass-Through Certificates Series
		2006-2 (Class 2CB)	6.500	03/25/36	Aaa	24,297
14,956,703		Washington Mutual, Inc Series 2003-S10 (Class A1)	4.500	10/25/18	N/R	14,414
6,166,027		Wells Fargo Mortgage Backed Securities Trust Series 2004-7
		(Class 1A1)	4.500	07/25/19	N/R	5,898
23,799,433		Wells Fargo Mortgage Backed Securities Trust Series 2005-1
		(Class 2A1)	5.000	01/25/20	Aaa	23,486
1,648,361		Wells Fargo Mortgage Backed Securities Trust Series 2005-5
		(Class 1A1)	5.000	05/25/20	Aaa	1,608
		TOTAL OTHER MORTGAGE BACKED SECURITIES				653,647

PAPER AND ALLIED PRODUCTS - 0.05%
3,150,000		Bemis Co	4.875	04/01/12	Baa1	3,060
		TOTAL PAPER AND ALLIED PRODUCTS				3,060

PETROLEUM AND COAL PRODUCTS - 0.15%
7,000,000		Conoco Funding Co	6.350	10/15/11	A1	7,315
2,000,000	e	ConocoPhillips	5.900	10/15/32	A1	2,037
		TOTAL PETROLEUM AND COAL PRODUCTS				9,352

PIPELINES, EXCEPT NATURAL GAS - 0.37%
3,000,000		Enterprise Products Operating LP	4.000	10/15/07	Baa3	2,963
3,500,000		Enterprise Products Operating LP	4.950	06/01/10	Baa3	3,435
4,000,000	e	Enterprise Products Operating LP	5.600	10/15/14	Baa3	3,937
2,000,000		Kaneb Pipe Line Operating Partnership LP	5.875	06/01/13	Baa3	2,013
2,000,000		Panhandle Eastern Pipe Line	4.800	08/15/08	Baa3	1,972
3,000,000		Plains All American Pipeline LP	4.750	08/15/09	Baa3	2,937
2,750,000	e	TransCanada Corp	5.850	03/15/36	A2	2,675
3,750,000	e	TransCanada Pipelines Ltd	4.000	06/15/13	A2	3,437
		TOTAL PIPELINES, EXCEPT NATURAL GAS				23,369

PRIMARY METAL INDUSTRIES - 0.08%
4,250,000		Alcoa, Inc	6.000	01/15/12	A2	4,361
1,000,000		Corning, Inc	5.900	03/15/14	Baa2	1,015
		TOTAL PRIMARY METAL INDUSTRIES				5,376

PRINTING AND PUBLISHING - 0.04%
2,500,000	e	Dun & Bradstreet Corp	5.500	03/15/11	N/R	2,507
		TOTAL PRINTING AND PUBLISHING				2,507

RAILROAD TRANSPORTATION - 0.40%
3,750,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	Baa1	3,951
3,500,000		Canadian National Railway Co	4.400	03/15/13	A3	3,326
3,500,000		Canadian National Railway Co	6.200	06/01/36	A3	3,707
4,000,000		CSX Corp	6.000	10/01/36	Baa2	3,983
956,000		Norfolk Southern Corp	5.590	05/17/25	Baa1	925
1,044,000	e	Norfolk Southern Corp	7.250	02/15/31	Baa1	1,218
5,000,000		Union Pacific Corp	5.750	10/15/07	Baa2	5,003
3,000,000		Union Pacific Corp	6.500	04/15/12	Baa2	3,139
		TOTAL RAILROAD TRANSPORTATION				25,252

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	RATING +	VALUE
PRINCIPAL			RATE	DATE	(Unaudited)	(000)

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.03%
$ 1,750,000	g	Sealed Air Corp	5.375%	04/15/08	Baa3	$1,742
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS				1,742

SECURITY AND COMMODITY BROKERS - 1.50%
4,000,000	e	Bear Stearns Cos, Inc	5.700	11/15/14	A1	4,067
7,900,000		Credit Suisse USA, Inc	5.500	08/16/11	Aa3	7,979
3,000,000		Franklin Resources, Inc	3.700	04/15/08	A2	2,940
2,750,000	e	Goldman Sachs Group, Inc	5.000	01/15/11	Aa3	2,726
3,250,000	e	Goldman Sachs Group, Inc	6.600	01/15/12	Aa3	3,436
2,000,000		Goldman Sachs Group, Inc	4.750	07/15/13	Aa3	1,929
3,750,000	e	Goldman Sachs Group, Inc	5.500	11/15/14	Aa3	3,756
5,000,000	e	Goldman Sachs Group, Inc	5.750	10/01/16	Aa3	5,076
5,000,000	e	Goldman Sachs Group, Inc	5.950	01/15/27	A1	4,941
2,650,000		Goldman Sachs Group, Inc	6.450	05/01/36	A1	2,761
9,000,000		Lehman Brothers Holdings, Inc	6.625	01/18/12	A1	9,517
9,000,000		Lehman Brothers Holdings, Inc	5.500	04/04/16	A1	9,016
3,750,000	e	Merrill Lynch & Co, Inc	5.770	07/25/11	Aa3	3,828
4,250,000	e	Merrill Lynch & Co, Inc	5.000	02/03/14	Aa3	4,157
7,500,000		Merrill Lynch & Co, Inc	6.220	09/15/26	A1	7,733
10,000,000		Morgan Stanley	3.625	04/01/08	Aa3	9,799
8,500,000		Morgan Stanley	5.750	10/18/16	Aa3	8,636
3,500,000	e	Morgan Stanley	6.250	08/09/26	Aa3	3,670
		TOTAL SECURITY AND COMMODITY BROKERS				95,967

STONE, CLAY, AND GLASS PRODUCTS - 0.05%
3,250,000		CRH America, Inc	6.400	10/15/33	Baa1	3,246
		TOTAL STONE, CLAY, AND GLASS PRODUCTS				3,246

TOBACCO PRODUCTS - 0.10%
1,250,000		Reynolds American, Inc	6.500	06/01/07	N/R	1,251
5,000,000	e	Reynolds American, Inc	6.500	07/15/10	N/R	5,072
		TOTAL TOBACCO PRODUCTS				6,323

TRANSPORTATION BY AIR - 0.15%
5,000,000		Continental Airlines, Inc	6.563	02/15/12	Aaa	5,171
4,600,000		FedEx Corp	5.500	08/15/09	Baa2	4,603
		TOTAL TRANSPORTATION BY AIR				9,774

TRANSPORTATION EQUIPMENT - 0.62%
4,000,000	e	Boeing Capital Corp	5.800	01/15/13	A2	4,110
3,250,000		DaimlerChrysler NA Holding Corp	5.875	03/15/11	Baa1	3,264
7,400,000		DaimlerChrysler NA Holding Corp	5.750	09/08/11	Baa1	7,390
4,000,000	e	DaimlerChrysler NA Holding Corp	6.500	11/15/13	Baa1	4,112
4,250,000		General Dynamics Corp	3.000	05/15/08	A2	4,122
3,500,000		Lockheed Martin Corp	6.150	09/01/36	Baa1	3,677
4,000,000		Northrop Grumman Corp	7.750	02/15/31	Baa2	4,958
2,500,000		United Technologies Corp	7.500	09/15/29	A2	3,073
4,750,000		United Technologies Corp	6.050	06/01/36	A2	5,014
		TOTAL TRANSPORTATION EQUIPMENT				39,720

WHOLESALE TRADE-DURABLE GOODS - 0.06%
4,050,000		Vale Overseas Ltd	6.875	11/21/36	Baa3	4,141
		TOTAL WHOLESALE TRADE-DURABLE GOODS				4,141

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	RATING +	VALUE
PRINCIPAL			RATE	DATE	(Unaudited)	(000)

WHOLESALE TRADE-NONDURABLE GOODS - 0.09%
$ 2,000,000		Procter & Gamble Co	5.800%	08/15/34	Aa3	$2,059
4,000,000	e	Sysco Corp	5.375	09/21/35	A1	3,753
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				5,812

		TOTAL CORPORATE BONDS				2,539,187
		(Cost $2,537,620)

GOVERNMENT BONDS - 58.60%

AGENCY SECURITIES - 11.67%
9,730,136		Cal Dive International, Inc	4.930	02/01/27	N/R	9,351
11,200,000		Federal Farm Credit Bank (FFCB)	3.375	07/15/08	Aaa	10,925
11,200,000	e	FFCB	4.125	04/15/09	Aaa	10,999
19,150,000		FFCB	5.375	07/18/11	Aaa	19,478
3,000,000		Federal Home Loan Mortgage Corp (FHLMC)	7.100	04/10/07	Aaa	3,015
16,472,000		FHLMC	3.750	04/15/07	Aaa	16,407
5,000,000		FHLMC	4.625	06/01/07	Aaa	4,989
26,160,000		FHLMC	4.000	08/17/07	Aaa	25,960
7,500,000		FHLMC	5.125	10/24/07	Aaa	7,493
9,800,000		FHLMC	4.375	11/16/07	Aaa	9,728
49,268,000	e	FHLMC	5.125	04/18/08	Aaa	49,264
15,000,000		FHLMC	3.500	05/21/08	Aaa	14,679
48,500,000	e	FHLMC	5.000	09/16/08	Aaa	48,473
48,400,000	e,d	FHLMC	7.000	03/15/10	Aaa	51,311
15,900,000		FHLMC	4.750	01/18/11	Aaa	15,789
36,399,000	e	FHLMC	5.875	03/21/11	Aa2	37,511
14,000,000	e	FHLMC	6.000	06/15/11	Aaa	14,578
22,500,000	e	FHLMC	5.250	07/18/11	Aaa	22,767
66,823,000		FHLMC	6.250	03/05/12	Aa2	66,916
20,100,000	e	FHLMC	5.750	06/27/16	Aa2	20,932
3,426,000		Federal National Mortgage Association (FNMA)	3.550	01/30/07	Aaa	3,421
7,814,000		FNMA	3.000	03/02/07	Aaa	7,786
5,000,000		FNMA	3.750	07/06/07	Aaa	4,962
8,280,000		FNMA	3.750	08/15/07	Aaa	8,205
5,000,000		FNMA	3.375	09/07/07	Aaa	4,938
31,500,000		FNMA	5.250	12/03/07	Aaa	31,510
8,000,000		FNMA	5.000	09/15/08	Aaa	7,995
6,650,000	e	FNMA	4.625	12/15/09	Aaa	6,595
1,350,000		FNMA	4.250	01/19/10	Aaa	1,322
82,200,000	e	FNMA	7.125	06/15/10	Aaa	87,840
18,000,000		FNMA	4.125	01/30/12	Aaa	17,187
28,600,000	e	FNMA	5.250	08/01/12	Aa2	28,782
7,745,065		FNMA	4.400	10/01/12	N/R	7,412
8,250,000	e	FNMA	6.210	08/06/38	Aaa	9,554
3,000,000	v	Housing Urban Development	5.380	08/01/18	N/R	3,044
2,500,000	g	Private Export Funding Corp	7.170	05/15/07	Aaa	2,518
3,540,000		Private Export Funding Corp	5.870	07/31/08	Aaa	3,583
1,000,000		Private Export Funding Corp	7.200	01/15/10	Aaa	1,061
13,000,000		Private Export Funding Corp	4.900	12/15/11	Aaa	12,954
2,000,000		Private Export Funding Corp	4.974	08/15/13	Aaa	2,004
13,785,000		Private Export Funding Corp	4.550	05/15/15	Aaa	13,293
4,000,000		Private Export Funding Corp	4.950	11/15/15	Aaa	3,962
10,825,000		Private Export Funding Corp	5.000	12/15/16	Aaa	10,808

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	RATING +	VALUE
PRINCIPAL			RATE	DATE	(Unaudited)	(000)
$ 5,403,125		Totem Ocean Trailer Express, Inc	4.514%	12/18/19	N/R	$5,205
		TOTAL AGENCY SECURITIES				746,506

FOREIGN GOVERNMENT BONDS - 3.55%
3,500,000		African Development Bank	3.250	08/01/08	Aaa	3,404
2,500,000		Brazilian Government International Bond	10.500	07/14/14	Ba2	3,163
10,000,000	e	Canada Mortgage & Housing Corp	4.800	10/01/10	Aaa	9,931
4,000,000		Chile Government International Bond	5.500	01/15/13	A2	4,040
3,500,000	e	China Development Bank	5.000	10/15/15	A2	3,402
2,000,000	e	Development Bank of Japan	4.250	06/09/15	Aaa	1,879
4,250,000		Eksportfinans A/S	5.125	10/26/11	Aaa	4,268
8,000,000		Eksportfinans A/S	5.500	05/25/16	Aaa	8,234
3,500,000		European Investment Bank	4.875	02/15/36	Aaa	3,330
4,000,000	g	Federal Republic of Germany	3.875	06/01/10	Aaa	3,882
7,000,000		Federative Republic of Brazil	6.000	01/17/17	Ba2	6,895
30,000,000	g	Hypothekenbank in Essen AG.	5.000	01/20/12	Aaa	29,862
9,000,000	e	Israel Government International Bond	5.500	11/09/16	A2	8,942
4,500,000		Italy Government International Bond	5.250	09/20/16	Aa2	4,532
4,000,000		Italy Government International Bond	6.875	09/27/23	Aa2	4,623
5,000,000	e	Korea Development Bank	5.750	09/10/13	A3	5,095
3,500,000		Kreditanstalt fuer Wiederaufbau	5.250	05/19/09	Aaa	3,522
5,000,000		Landwirtschaftliche Rentenbank	5.250	07/15/11	Aaa	5,057
5,000,000		Landwirtschaftliche Rentenbank	5.000	11/08/16	Aaa	4,983
5,900,000		Mexico Government International Bond	6.375	01/16/13	Baa1	6,226
6,152,000	e	Mexico Government International Bond	5.875	01/15/14	Baa1	6,301
5,500,000		Mexico Government International Bond	5.625	01/15/17	Baa1	5,496
8,000,000	e	Mexico Government International Bond	6.750	09/27/34	Baa1	8,651
21,000,000		Nederlandse Waterschapsbank NV	4.750	11/28/08	Aaa	20,829
13,000,000	e	Province of British Columbia Canada	5.375	10/29/08	Aaa	13,070
3,000,000		Province of Manitoba Canada	4.450	04/12/10	Aa1	2,951
7,900,000		Province of Manitoba Canada	4.900	12/06/16	Aa1	7,787
5,000,000		Province of Ontario	5.500	10/01/08	Aa1	5,033
7,650,000	e	Province of Ontario	4.750	01/19/16	Aa1	7,461
2,250,000		Province of Quebec Canada	5.125	11/14/16	Aa2	2,243
6,000,000		Province of Quebec Canada	7.500	09/15/29	Aa2	7,656
2,000,000		Province of Saskatchewan Canada	8.000	02/01/13	Aa1	2,297
4,500,000	e	Republic of Colombia	7.375	09/18/37	Ba2	4,831
2,750,000		Turkey Government International Bond	7.375	02/05/25	Ba3	2,819
4,500,000		Turkey Government International Bond	6.875	03/17/36	Ba3	4,297
		TOTAL FOREIGN GOVERNMENT BONDS				226,992

MORTGAGE BACKED SECURITIES - 31.44%
11,720,000		Federal Home Loan Mortgage Corp (FHLMC)	4.000	09/15/18		10,664
4,381,096		FHLMC	5.750	12/15/18		4,380
10,013,000		FHLMC	4.000	04/15/19		9,016
3,500,000		FHLMC	4.000	09/15/19		3,187
25,000,000		FHLMC	5.000	06/15/28		24,624
11,491,832		FHLMC	5.000	06/15/29		11,317
6,041,761		FHLMC	6.000	12/15/30		6,067
19,953,204		FHLMC	5.000	06/15/31		19,459
14,020,000		FHLMC	5.500	05/15/33		13,892
9,200,424		FHLMC	4.500	09/15/35		8,828
144,149		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	09/01/10		148
317,601		FGLMC	6.000	04/01/11		322
714,720		FGLMC	7.000	07/01/13		734
2,790,456		FGLMC	6.500	12/01/16		2,855

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 18,784,794		FGLMC	5.000%	09/01/18	$18,497
7,023,316		FGLMC	4.500	10/01/18	6,785
3,912,906		FGLMC	4.500	11/01/18	3,780
4,070,464		FGLMC	5.500	01/01/19	4,076
1,852,165		FGLMC	4.000	06/01/19	1,743
5,982,872		FGLMC	4.500	07/01/20	5,767
4,597,847		FGLMC	4.500	08/01/20	4,436
793,387		FGLMC	7.000	10/01/20	820
69,120,952		FGLMC	4.500	06/01/21	66,627
95,062		FGLMC	7.000	05/01/23	98
1,455,164		FGLMC	6.000	10/01/23	1,474
1,263,957		FGLMC	6.000	11/01/23	1,281
511,570		FGLMC	8.000	01/01/31	538
185,823		FGLMC	7.000	11/01/31	191
100,001		FGLMC	7.000	12/01/31	103
285,808		FGLMC	7.000	12/01/31	294
273,989		FGLMC	7.000	12/01/31	282
113,619		FGLMC	7.000	12/01/31	117
93,963		FGLMC	7.000	12/01/31	97
76,150		FGLMC	7.000	12/01/31	78
55,073		FGLMC	7.000	01/01/32	57
589,893		FGLMC	8.000	02/01/32	620
5,297,594		FGLMC	5.500	11/01/33	5,247
31,806,824	d	FGLMC	5.500	12/01/33	31,511
6,193,139		FGLMC	5.500	12/01/33	6,134
83,106,366		FGLMC	5.000	01/01/34	80,330
25,855,412		FGLMC	4.500	10/01/34	24,281
3,352,678		FGLMC	5.500	12/01/34	3,319
13,276,153		FGLMC	4.500	04/01/35	12,455
6,272,873		FGLMC	6.000	05/01/35	6,324
3,146,128		FGLMC	6.000	05/01/35	3,170
6,535,443		FGLMC	6.000	05/01/35	6,585
10,889,969		FGLMC	6.000	05/01/35	10,973
6,708,702		FGLMC	6.000	05/01/35	6,760
5,971,782		FGLMC	6.000	05/01/35	6,017
2,954,315		FGLMC	6.000	05/01/35	2,977
2,694,172		FGLMC	5.500	06/01/35	2,665
5,060,590		FGLMC	5.500	06/01/35	5,006
7,479,530		FGLMC	5.500	06/01/35	7,398
31,928,247		FGLMC	5.500	06/01/35	31,582
8,034,696		FGLMC	6.000	06/01/35	8,096
22,406,812		FGLMC	4.500	08/01/35	20,997
3,693,929		FGLMC	5.000	10/01/35	3,565
18,105,030		FGLMC	5.000	11/01/35	17,475
992,889		FGLMC	6.500	11/01/35	1,011
4,051,474		FGLMC	6.500	12/01/35	4,090
4,558,536		FGLMC	6.000	01/01/36	4,592
7,782,370		FGLMC	7.000	01/01/36	7,986
8,170,787	v	FGLMC	5.500	03/01/36	8,051
4,739,848		FGLMC	6.500	05/01/36	4,828
4,382,576	v	FGLMC	5.500	06/01/36	4,318
48,723,786		FGLMC	6.000	07/01/36	49,084
53,489,008	v	FGLMC	6.500	08/01/36	54,291
4,000,000	h,v	FGLMC	6.500	12/01/36	4,060
56,000,000	h	FGLMC	6.000	01/15/37	56,403
82,258		Federal National Mortgage Association (FNMA)	7.500	11/01/10	84

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 9,027		FNMA	8.000%	06/01/11	$9
32,140		FNMA	8.000	06/01/11	33
6,456		FNMA	8.000	06/01/11	7
6,807		FNMA	8.000	06/01/11	7
22,903		FNMA	8.000	07/01/11	24
558,942		FNMA	5.000	06/01/13	556
2,854,502		FNMA	4.440	07/01/13	2,746
4,526,384		FNMA	4.736	10/01/13	4,411
2,104,388		FNMA	4.778	02/01/14	2,060
5,667,243		FNMA	4.440	04/01/14	5,432
727,617		FNMA	7.500	02/01/15	755
1,939,510		FNMA	7.500	04/01/15	2,013
1,824,902		FNMA	7.500	04/01/15	1,896
43,405		FNMA	6.500	02/01/16	45
147,598		FNMA	6.500	03/01/16	152
67,804		FNMA	6.500	04/01/16	70
15,888,325		FNMA	6.000	06/25/16	15,922
1,613,286		FNMA	6.500	10/01/16	1,653
1,002,732		FNMA	6.500	11/01/16	1,027
2,981,059		FNMA	6.500	02/01/18	3,051
7,603,021		FNMA	5.500	03/01/18	7,618
16,183,569	d	FNMA	5.500	04/01/18	16,214
1,306,548		FNMA	5.500	04/01/18	1,309
1,463,014		FNMA	6.500	04/01/18	1,498
405,048		FNMA	5.500	05/01/18	406
21,489,232		FNMA	4.500	12/01/18	20,781
1,076,858		FNMA	6.000	01/01/19	1,094
175,529		FNMA	6.000	02/01/19	178
16,572,453		FNMA	5.000	04/01/19	16,310
4,949,808		FNMA	5.500	07/01/20	4,953
63,000,000	h	FNMA	6.000	01/25/22	63,866
287,729		FNMA	8.000	03/01/23	304
7,715,270		FNMA	5.000	12/01/23	7,517
2,294,081		FNMA	5.500	02/01/24	2,283
4,691,730		FNMA	5.500	07/01/24	4,667
638,511		FNMA	8.000	07/01/24	675
6,736,852		FNMA	5.500	08/01/24	6,701
21,707,969	d	FNMA	5.000	10/01/25	21,124
136,288		FNMA	9.000	11/01/25	148
545,620		FNMA	7.000	07/01/32	561
803,170		FNMA	7.000	07/01/32	826
2,395,367		FNMA	5.000	02/01/33	2,317
11,728,960		FNMA	4.500	03/25/33	11,322
2,239,009		FNMA	5.500	06/01/33	2,216
6,704,315		FNMA	4.500	08/01/33	6,299
7,072,949		FNMA	5.000	08/01/33	6,842
11,000,000		FNMA	5.500	08/25/33	10,925
11,316,043		FNMA	4.500	10/01/33	10,632
7,021,415		FNMA	5.000	10/01/33	6,792
2,301,392		FNMA	5.000	10/01/33	2,226
3,116,629		FNMA	5.000	10/01/33	3,015
19,118,964		FNMA	5.000	11/01/33	18,494
9,174,441		FNMA	5.000	11/01/33	8,875
9,816,039		FNMA	5.000	11/01/33	9,495
1,041,049		FNMA	5.000	11/01/33	1,007
4,473,568		FNMA	5.500	12/01/33	4,428

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 10,319,429		FNMA	5.500%	12/01/33	$10,214
1,670,046		FNMA	5.500	12/01/33	1,653
2,080,342	d	FNMA	5.500	12/01/33	2,059
4,073,976		FNMA	5.500	01/01/34	4,032
8,706,736		FNMA	5.500	01/01/34	8,618
14,257,311		FNMA	5.500	02/01/34	14,112
2,843,099		FNMA	5.000	03/01/34	2,750
2,641,982		FNMA	5.000	03/01/34	2,556
3,295,742		FNMA	5.000	03/01/34	3,188
8,022,453		FNMA	5.000	03/01/34	7,760
9,428,512		FNMA	5.500	03/01/34	9,327
21,066,115		FNMA	5.000	04/01/34	20,364
70,687,703		FNMA	5.000	08/01/34	68,332
6,574,332		FNMA	5.500	09/01/34	6,504
6,338,587		FNMA	5.500	09/01/34	6,271
4,451,591		FNMA	5.500	09/01/34	4,404
2,820,513		FNMA	5.500	10/01/34	2,790
4,232,881		FNMA	5.500	10/01/34	4,188
9,730,650		FNMA	5.500	10/25/34	9,553
21,358,262		FNMA	5.500	12/01/34	21,129
8,310,058		FNMA	5.500	01/01/35	8,221
5,514,134		FNMA	5.500	04/01/35	5,451
36,039,101	h	FNMA	5.500	04/01/35	35,653
22,849,899		FNMA	5.500	05/01/35	22,589
8,353,803		FNMA	6.000	05/01/35	8,412
3,155,354		FNMA	5.500	06/01/35	3,119
3,023,489		FNMA	5.500	06/01/35	2,989
5,194,758		FNMA	5.500	06/01/35	5,135
1,873,985		FNMA	5.500	06/01/35	1,853
1,258,538		FNMA	5.500	06/01/35	1,244
838,679		FNMA	7.500	06/01/35	869
2,408,801		FNMA	5.500	07/01/35	2,381
3,508,928		FNMA	6.000	07/01/35	3,533
16,107,482	d	FNMA	5.500	09/01/35	15,924
39,003,829		FNMA	5.500	09/01/35	38,606
16,191,123		FNMA	5.000	10/01/35	15,636
11,029,992		FNMA	5.500	11/01/35	10,904
12,851,538		FNMA	6.500	02/01/36	13,094
3,092,393		FNMA	6.500	02/01/36	3,151
6,078,882		FNMA	6.500	02/01/36	6,195
5,004,483		FNMA	6.500	02/01/36	5,099
12,579,260		FNMA	6.500	02/01/36	12,816
5,679,019		FNMA	5.000	03/01/36	5,460
8,625,168		FNMA	6.000	03/01/36	8,648
3,844,713		FNMA	5.500	04/01/36	3,784
31,347,272		FNMA	5.000	05/01/36	30,136
4,912,905		FNMA	5.500	05/01/36	4,835
22,714,137	i	FNMA	5.854	06/01/36	22,929
2,144,074		FNMA	6.000	06/01/36	2,159
4,466,205		FNMA	6.500	07/01/36	4,550
17,366,831	h	FNMA	6.000	08/01/36	17,402
10,413,311		FNMA	6.500	09/01/36	10,610
5,998,547		FNMA	6.000	10/01/36	6,011
4,351,448		FNMA	6.000	10/01/36	4,360
4,995,555		FNMA	7.000	11/01/36	5,128
11,297,114	h	FNMA	6.500	12/01/36	11,450

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 46,000,000	h	FNMA	5.500%	01/25/37	$45,454
182,000,000	h	FNMA	6.000	01/25/37	183,194
58,000,000	h	FNMA	6.500	01/25/37	59,088
11,159		Government National Mortgage Association (GNMA)	8.500	10/15/09	12
28,071		GNMA	8.500	12/15/09	29
44,509		GNMA	8.500	12/15/09	46
153,991		GNMA	9.000	12/15/09	159
37,435		GNMA	8.500	01/15/10	39
14,424		GNMA	8.500	01/15/10	15
31,909		GNMA	9.000	06/15/16	34
6,502		GNMA	9.000	09/15/16	7
5,933		GNMA	9.000	09/15/16	6
19,376		GNMA	9.000	09/15/16	21
24,977		GNMA	9.000	11/15/16	27
9,306		GNMA	9.000	12/15/16	10
12,801		GNMA	9.000	12/15/16	14
208,150		GNMA	9.500	12/15/16	225
14,269		GNMA	9.000	06/15/20	15
99,052		GNMA	8.000	06/15/24	105
160,751		GNMA	8.500	11/20/30	172
114,811		GNMA	8.500	12/20/30	123
3,208,181		GNMA	5.500	11/20/33	3,188
12,568,796		GNMA	5.500	03/20/35	12,480
7,767,462		GNMA	5.500	12/20/35	7,713
68,000,000	h	GNMA	5.500	01/15/37	67,660
		TOTAL MORTGAGE BACKED SECURITIES			2,010,682

MUNICIPAL BONDS - 0.03%
2,000,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	1,954
		TOTAL MUNICIPAL BONDS			1,954

U.S. TREASURY SECURITIES - 11.91%
338,705,000	e	United States Treasury Bond	8.000	11/15/21	449,001
15,295,000	e	United States Treasury Bond	5.375	02/15/31	16,402
7,405,000	e	United States Treasury Bond	4.500	02/15/36	7,048
14,522,784	e,k	United States Treasury Inflation Indexed Note	3.375	01/15/07	14,502
18,152,825	e,k	United States Treasury Inflation Indexed Note	3.875	01/15/09	18,656
11,690,000	e	United States Treasury Note	4.375	12/31/07	11,618
58,900,000	e	United States Treasury Note	4.375	01/31/08	58,509
16,000,000	e	United States Treasury Note	5.125	06/30/08	16,050
69,435,000	e	United States Treasury Note	5.000	07/31/08	69,556
15,000,000	e	United States Treasury Note	4.625	09/30/08	14,945
16,850,000	e	United States Treasury Note	4.875	10/31/08	16,860
9,350,000	e	United States Treasury Note	4.625	11/15/09	9,322
20,000,000	e	United States Treasury Note	4.500	09/30/11	19,826
8,575,000	e	United States Treasury Note	4.625	10/31/11	8,545
13,250,000	e	United States Treasury Note	4.500	11/30/11	13,133
17,513,000	e	United States Treasury Note	4.625	11/15/16	17,404
		TOTAL U.S. TREASURY SECURITIES			761,377

		TOTAL GOVERNMENT BONDS			3,747,511
		(Cost $3,765,808)

		TOTAL BONDS			6,286,698
		(Cost $6,303,428)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					VALUE
SHARES					(000)

PREFERRED STOCKS - 0.05%

DEPOSITORY INSTITUTIONS - 0.05%
$ 134,000		Bank of America Corp			$3,470
		TOTAL DEPOSITORY INSTITUTIONS			3,470

		TOTAL PREFERRED STOCKS			3,470
		(Cost $3,350)

TIAA-CREF MUTUAL FUNDS - 0.07%

449,850	a	TIAA-CREF High-Yield Bond Fund			4,148

		TOTAL TIAA-CREF MUTUAL FUNDS			4,148
		(Cost $3,855)

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)

SHORT-TERM INVESTMENTS - 28.11%

COMMERCIAL PAPER - 8.02%
$ 25,000,000	d	American Honda Finance Corp	5.230%	01/17/07	24,945
25,000,000	d	Barclays U.S. Funding Corp	5.230	02/05/07	24,876
25,000,000	c,d	Beta Finance, Inc	5.260	01/25/07	24,915
20,000,000	c,d	Ciesco LP	5.250	01/24/07	19,935
25,000,000	c	Colgate-Palmolive Co	5.240	01/18/07	24,942
8,100,000	c,d	Corporate Asset Funding Corp, Inc	5.260	01/08/07	8,093
12,205,000	c,d	Corporate Asset Funding Corp, Inc	5.250	01/30/07	12,155
3,900,000	c	Corporate Asset Funding Corp, Inc	5.260	02/12/07	3,876
25,000,000	c,d	Dorada Finance, Inc	5.255	01/16/07	24,948
22,500,000	d	Dresdner US Finance, Inc	5.250	01/08/07	22,480
7,800,000	c	Fairway Finance Corp	5.280	01/05/07	7,796
22,700,000	c,d	Fairway Finance Corp	5.270	01/09/07	22,676
25,000,000	c,d	Gannett Co, Inc	5.280	01/04/07	24,992
6,180,000		General Electric Capital Corp	5.220	02/02/07	6,152
15,000,000	c,d	Govco, Inc	5.330	01/05/07	14,993
10,000,000	c,d	Govco, Inc	5.230	03/08/07	9,905
25,000,000	c,d	Grampian Funding LLC	5.230	03/12/07	24,746
25,000,000	c,d	Greyhawk Funding LLC	5.255	02/06/07	24,871
24,450,000	c,d	Harrier Finance Funding LLC	5.280	01/12/07	24,414
25,000,000	d	ING Finance	5.240	01/16/07	24,949
25,000,000	c,d	Park Avenue Receivables Corp	5.220	03/02/07	24,782
25,000,000	c,d	Procter & Gamble International	5.230	01/09/07	24,974
5,000,000	c,d	Ranger Funding Co LLC	5.270	01/05/07	4,998
25,000,000	c,d	Sedna Finance, Inc	5.260	01/17/07	24,944
25,000,000	d	Societe Generale North America, Inc	5.250	02/09/07	24,861
15,000,000	d	Swedish Export Credit Corp	5.250	01/08/07	14,987
10,425,000		Swedish Export Credit Corp	5.250	01/10/07	10,413
6,200,000	d	UBS Finance, (Delaware), Inc	5.235	01/22/07	6,182
		TOTAL COMMERCIAL PAPER			512,800

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 1.19%
8,000,000		Federal Home Loan Bank (FHLB)	5.200	01/03/07	8,000
17,000,000	d	Federal Home Loan Mortgage Corp (FHLMC)	5.170	01/09/07	16,985
36,000,000		FHLMC	5.120	03/05/07	35,688
15,800,000		Federal National Mortgage Association (FNMA)	5.150	01/25/07	15,739
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			76,412

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 18.90%
$ 1,206,303,000		Bank of New York Institutional Cash Reserves Fund	5.403%	01/02/07	$1,208,617
		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			1,208,617

		TOTAL SHORT-TERM INVESTMENTS			1,797,829
(Cost $1,797,761)

		TOTAL PORTFOLIO - 126.54%			8,092,145
(Cost $8,108,394)
		OTHER ASSETS & LIABILITIES, NET - (26.54%)			(1,697,312)

		NET ASSETS - 100.00%			$6,394,833

The following abbreviations are used in portfolio descriptions:
	LLC	Limited Liability Company
	LP	Limited Partnership
	N/R	Not rated by Moody's
	plc	Public Limited Company

	a	Affiliated Holding.
	c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.
	d	All or a portion of these securities have been segregated by the Custodian to cover securities purchased on a delayed delivery basis.
	e	All or a portion of these securities are out on loan.
	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At December 31, 2006, the value of these securities amounted to $99,320,883 or 1.55% of net assets.
	h	These securities were purchased on a delayed delivery basis.
	i	Floating rate or variable rate securities reflects the rate as of December 31, 2006.
	k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
	v	Security valued at fair value.
	+	As provided by Moody's Investors Service (Unaudited).

Cost amounts are in thousands.

For ease of presentation,we have grouped a number of industry classification categories together in the
Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

COLLEGE RETIREMENT EQUITIES FUND
TRANSACTIONS WITH AFFILIATED COMPANIES-BOND MARKET ACCOUNT
JANUARY 1, 2006 - DECEMBER 31, 2006

	Value at	Purchase		Realized	Dividend	Withholding	Shares at	Value at
Issue	December 31, 2005	Cost	Proceeds	Gain/(Loss)	Income	Expense	December 31, 2006	December 31, 2006
TIAA-CREF High-Yield Bond Fund	$ 3,781,732	$ 298,063	$ -	$ -	$ 298,063	$ -	449,850	$4,147,626
		$ 298,063	$ -	$ -	$ 298,063	$ -		$4,147,626

COLLEGE RETIREMENT EQUITIES FUND - Inflation Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND
INFLATION LINKED BOND ACCOUNT
STATEMENT OF INVESTMENTS
December 31, 2006

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)

GOVERNMENT BONDS - 98.98%

U.S. TREASURY SECURITIES - 98.98%
$ 270,271,440	k	United States Treasury Inflation Indexed Bond	2.375%	01/15/25	$269,234
176,333,773	k	United States Treasury Inflation Indexed Bond	2.000	01/15/26	165,784
179,990,975	k	United States Treasury Inflation Indexed Bond	3.625	04/15/28	217,564
206,987,981	e,k	United States Treasury Inflation Indexed Bond	3.875	04/15/29	260,786
54,819,652	k	United States Treasury Inflation Indexed Bond	3.375	04/15/32	66,259
179,542,617	k	United States Treasury Inflation Indexed Note	3.625	01/15/08	181,422
172,415,497	k	United States Treasury Inflation Indexed Note	3.875	01/15/09	177,197
122,952,235	k	United States Treasury Inflation Indexed Note	4.250	01/15/10	129,427
290,828,439	k	United States Treasury Inflation Indexed Note	0.875	04/15/10	275,787
123,360,220	k	United States Treasury Inflation Indexed Note	3.500	01/15/11	128,411
184,867,278	k	United States Treasury Inflation Indexed Note	2.375	04/15/11	184,174
68,422,941	k	United States Treasury Inflation Indexed Note	3.375	01/15/12	71,447
235,371,827	k	United States Treasury Inflation Indexed Note	3.000	07/15/12	242,303
219,765,142	k	United States Treasury Inflation Indexed Note	1.875	07/15/13	212,454
226,053,452	k	United States Treasury Inflation Indexed Note	2.000	01/15/14	219,699
206,496,761	k	United States Treasury Inflation Indexed Note	2.000	07/15/14	200,527
203,558,275	k	United States Treasury Inflation Indexed Note	1.625	01/15/15	191,695
177,129,058	k	United States Treasury Inflation Indexed Note	1.875	07/15/15	169,822
175,469,392	k	United States Treasury Inflation Indexed Note	2.000	01/15/16	169,517
170,700,825	k	United States Treasury Inflation Indexed Note	2.500	07/15/16	172,073
		TOTAL U.S. TREASURY SECURITIES			3,705,582

		TOTAL GOVERNMENT BONDS			3,705,582
		(Cost $3,706,940)

SHORT-TERM INVESTMENTS - 0.12%

COMMERCIAL PAPER - 0.08%
3,050,000		Rabobank USA Financial Corp	5.280	01/02/07	3,048
		TOTAL COMMERCIAL PAPER			3,048

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.04%
REPURCHASED AGREEMENTS
1,591,000		Morgan Stanley & Co, Inc 5.290% Dated 12/29/2006,			1,592
		Due 01/02/2007 In the Amount of $1,591,701
		Fully Collateralized as follows:
		Federal Home Loan Bank (FHLB) 0.000% - 6.000%, 02/12/2007 - 07/21/2025		$ 703,929
		Federal Home Loan Mortgage Corp (FHLMC) 0.000% - 4.730%, 03/16/2007 - 04/08/2019		574,853
		Federal National Mortgage Association (FNMA) 3.250% - 6.930%, 08/15/2008 - 12/29/2023		344,095
		Total Market Value		1,622,877

		TOTAL INVESTMENT OF CASH COLLATERAL
		FOR SECURITIES LOANED			1,592

		TOTAL SHORT-TERM INVESTMENTS			$4,640
		(Cost $4,641)

COLLEGE RETIREMENT EQUITIES FUND - Inflation Linked Bond Account

		VALUE
		(000)
	TOTAL PORTFOLIO - 99.10%	$3,710,222
	(Cost $3,711,581)
	OTHER ASSETS & LIABILITIES, NET - 0.90%	33,540

	NET ASSETS - 100.00%	$3,743,762

e	All or a portion of these securities are out on loan.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

	Cost amounts are in thousands.

	For ease of presentation, we have grouped a number of industry classification categories together in
	the Statement of Investments. Note that the Accounts use more specific industry categories in following
	their investment limitations on industry concentration.

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND
SOCIAL CHOICE ACCOUNT
STATEMENT OF INVESTMENTS
December 31, 2006

				MATURITY	RATING +	VALUE
PRINCIPAL			RATE	DATE	(Unaudited)	(000)

BONDS - 39.26%

CORPORATE BONDS - 15.61%

AMUSEMENT AND RECREATION SERVICES - 0.02%
$ 2,000,000		International Speedway Corp	5.400%	04/15/14	Baa2	$1,935
		TOTAL AMUSEMENT AND RECREATION SERVICES				1,935

ASSET BACKED - 3.10%
10,250,000		AmeriCredit Automobile Receivables Trust Series 2006-
		AF (Class A4)	5.640	09/06/13	Aaa	10,386
10,000,000	i	Centex Home Equity Series 2004-C (Class AF5)	5.980	06/25/34	Aaa	10,037
7,000,000	i	Chase Funding Loan Acquisition Trust Series 2004-OPT1
		(Class M1)	5.920	06/25/34	Aa2	7,036
2,725,478		Chase Funding Mortgage Loan Asset-Backed Certificates
		Series 2004-2 (Class 1A3)	4.209	09/25/26	Aaa	2,712
1,000,000	i	Chase Funding Mortgage Loan Asset-Backed Certificates
		Series 2004-2 (Class 1B)	5.700	02/25/34	Baa2	969
1,971,385		Chase Manhattan Auto Owner Trust Series 2004-A
		(Class A4)	2.830	09/15/10	Aaa	1,935
5,500,000		CIT Equipment Collateral Series 2005-VT1 (Class A4)	4.360	11/20/12	Aaa	5,438
7,000,000	i	Citicorp Mortgage Securities, Inc Series 2006-1
		(Class A3)	5.706	07/25/36	Aaa	7,012
12,000,000		Citicorp Mortgage Securities, Inc Series 2006-2
		(Class A3)	5.563	09/25/36	Aaa	11,983
2,679,354		Countrywide Asset-Backed Certificates Series 2002-S2
		(Class A5)	5.978	01/25/17	Aaa	2,670
1,276,337	i	Countrywide Home Equity Loan Trust Series 2004-B
		(Class 1A)	5.570	02/15/29	Aaa	1,277
3,500,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV
		A3	5.590	03/01/30	Aaa	3,499
2,282,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV
		A4	5.810	03/01/36	Aaa	2,288
10,000,000		Hertz Vehicle Financing LLC Series 2005-1A (Class A3)
			5.010	02/25/11	Aaa	9,940
4,000,000	v	HFC Home Equity Loan Asset Backed Certificates Series
		2006-4 (Class A1F)	5.790	03/20/36	Aaa	3,995
10,000,000		Household Automotive Trust Series 2006-2 (Class A3)
			5.610	08/17/11	Aaa	10,078
21,000,000		Household Automotive Trust Series 2006-3 (Class A4)
			5.340	09/17/13	Aaa	21,159
16,000,000		Household Credit Card Master Note Trust I Series 2006-1
		(Class A)	5.100	06/15/12	Aaa	16,009
5,000,000		Hyundai Auto Receivables Trust Series 2006-A
		(Class A3)	5.130	06/15/10	Aaa	4,993
20,000,000		Hyundai Auto Receivables Trust Series 2006-B
		(Class A4)	5.150	05/15/13	Aaa	19,991
3,000,000	i	IXIS Real Estate Capital Trust Series 2006-HE1
		(Class A2)	5.490	03/25/36	Aaa	3,001

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	RATING +	VALUE
PRINCIPAL			RATE	DATE	(Unaudited)	(000)
$ 192,777		Long Beach Asset Holdings Corp Series 2006-4
		(Class N1)	5.877%	06/25/46	N/R	$192
1,876,298	v	Long Beach Asset Holdings Corp Series 2006-6
		(Class N1)	6.072	09/25/46	N/R	1,839
4,682,399		Marriott Vacation Club Owner Trust Series 2006-2A
		(Class A)	5.362	10/20/28	Aaa	4,680
3,250,000	i	Renaissance Home Equity Loan Trust Series 2006-3
		(Class AF3)	5.586	11/25/36	Aaa	3,247
4,000,000		Residential Funding Mortgage Securities II, Inc Series
		2006-H12 (Class A2)	5.750	02/25/36	Aaa	4,005
3,000,000	i	Residential Funding Mortgage Securities II, Inc Series
		2006-HI1 (Class A3)	5.570	02/25/36	Aaa	2,997
2,000,000	i	Residential Funding Mortgage Securities II, Inc Series
		2006-HI1 (Class M1)	6.010	02/25/36	Aa1	2,013
200,000	i	Residential Funding Mortgage Securities II, Inc Series
		2006-HI1 (Class M2)	6.060	02/25/36	Aa2	201
5,700,000		Residential Funding Mortgage Securities II, Inc Series
		2006-HI3 (Class A3)	5.960	02/25/36	Aaa	5,744
7,000,000		Residential Funding Mortgage Securities II, Inc Series
		2006-HI4 (Class A2)	5.450	09/25/36	Aaa	6,978
18,000,000		Residential Funding Mortgage Securities II, Inc Series
		2006-HI4 (Class A3)	5.440	09/25/36	Aaa	17,905
5,003,000	v	Residential Funding Mortgage Securities II, Inc Series
		2006-HI5 (Class A2)	5.520	04/25/21	Aaa	5,004
9,000,000	v	Residential Funding Mortgage Securities II, Inc Series
		2006-HI5 (Class A3)	5.500	08/25/25	Aaa	8,965
4,000,000	i	Residential Funding Mortgage Securities II, Inc Series
		2006-HSA2 (Class AI3)	5.550	03/25/36	Aaa	3,996
3,683,095	v	Sierra Receivables Funding Co Series 2006-1A
		(Class A1)	5.840	05/20/18	Aaa	3,714
16,000,000	v	Sonic Capital LLC Series 2006-1A (Class A2)	5.096	12/20/31	Aaa	15,864
20,000,000		Volkswagen Auto Lease Trust Series 2006-A (Class A3)
			5.500	09/21/09	Aaa	20,085
3,000,000	v	Wachovia Amortization Controlled Heloc NIM Series
		2006-N1 (Class N1)	5.683	08/12/47	A3	2,981
3,733,523	i	Wachovia Loan Trust Series 2005-SD1 (Class A)	5.710	05/25/35	N/R	3,736
		TOTAL ASSET BACKED				270,554

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.15%
7,500,000		Home Depot, Inc	5.400	03/01/16	Aa3	7,333
5,000,000		Lowe's Cos, Inc	8.250	06/01/10	A1	5,439
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				12,772

CHEMICALS AND ALLIED PRODUCTS - 0.24%
5,000,000		Abbott Laboratories	5.600	05/15/11	A1	5,071
2,500,000		Ecolab, Inc	6.875	02/01/11	A2	2,628
3,000,000		Genentech, Inc	5.250	07/15/35	A1	2,799
1,500,000		Lubrizol Corp	4.625	10/01/09	Baa3	1,470
5,000,000		Praxair, Inc	3.950	06/01/13	A2	4,636
4,500,000		Valspar Corp	6.000	05/01/07	Baa2	4,506
		TOTAL CHEMICALS AND ALLIED PRODUCTS				21,110

COMMUNICATIONS - 0.52%
2,205,000	g	ALLTEL Ohio LP	8.000	08/15/10	A2	2,364
1,184,000		AT&T Corp	7.300	11/15/11	A2	1,282
3,000,000		AT&T, Inc	5.100	09/15/14	A2	2,915

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	RATING +	VALUE
PRINCIPAL			RATE	DATE	(Unaudited)	(000)
$ 1,000,000		AT&T, Inc	6.150%	09/15/34	A2	$982
3,972,276		Bellsouth Telecommunications	6.300	12/15/15	A2	4,060
2,000,000	g	COX Communications, Inc	5.875	12/01/16	Baa3	1,986
2,500,000		New Cingular Wireless Services, Inc	7.875	03/01/11	Baa1	2,731
1,500,000		New Cingular Wireless Services, Inc	8.750	03/01/31	Baa1	1,944
5,000,000		New England Telephone & Tele	7.650	06/15/07	Baa1	5,043
8,500,000		Sprint Capital Corp	8.375	03/15/12	Baa3	9,456
5,000,000		Sprint Nextel Corp	6.000	12/01/16	Baa3	4,878
5,000,000		Verizon Communications, Inc	5.550	02/15/16	A3	4,974
1,500,000		Verizon Global Funding Corp	7.375	09/01/12	A3	1,641
1,500,000		Verizon Global Funding Corp	5.850	09/15/35	A3	1,434
		TOTAL COMMUNICATIONS				45,690

DEPOSITORY INSTITUTIONS - 1.85%
1,000,000		Astoria Financial Corp	5.750	10/15/12	Baa1	1,003
5,000,000		Bank of America Corp	5.375	08/15/11	Aa2	5,037
5,250,000		Bank of America NA	6.000	10/15/36	Aa2	5,406
3,000,000		Bank of Hawaii	6.875	03/01/09	A3	3,072
1,000,000		i Bank of New York Co, Inc	3.400	03/15/13	A1	977
2,500,000		Capital One Bank	4.250	12/01/08	A2	2,452
3,000,000	g	Corestates Capital Trust I	8.000	12/15/26	A1	3,124
3,000,000		First Union National Bank of Florida	6.180	02/15/36	Aa3	3,182
5,000,000		Firstar Bank NA	7.125	12/01/09	Aa2	5,261
2,000,000		Greenpoint Financial Corp	3.200	06/06/08	A3	1,940
2,500,000		Independence Community Bank Corp	4.900	09/23/10	Baa1	2,458
2,000,000		KeyBank NA	5.000	07/17/07	A1	1,994
5,000,000		M&I Marshall & Ilsley Bank	5.300	09/08/11	Aa3	5,009
5,000,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	A3	4,922
1,000,000		Mellon Capital I	7.720	12/01/26	A2	1,038
5,000,000		Mellon Funding Corp	6.400	05/14/11	A2	5,223
5,000,000		Mercantile Bankshares Corp	4.625	04/15/13	A2	4,784
1,250,000		Mercantile-Safe Deposit & Trust Co	5.700	11/15/11	N/R	1,271
1,250,000		National City Bank	7.250	07/15/10	N/R	1,325
3,500,000		Northern Trust Co	4.600	02/01/13	A1	3,364
3,000,000		Popular North America, Inc	3.875	10/01/08	A3	2,914
2,000,000		Popular North America, Inc	5.650	04/15/09	A3	2,006
2,401,000		Regions Financial Corp	7.750	09/15/24	A2	2,931
4,700,000		Republic New York Corp	7.530	12/04/26	A1	4,880
1,400,000		Roslyn Bancorp, Inc	5.750	11/15/07	Baa1	1,392
7,185,000		Roslyn Bancorp, Inc	7.500	12/01/08	Baa1	7,419
4,000,000		SouthTrust Bank	6.565	12/15/27	Aa3	4,306
3,000,000		Sovereign Bank	4.000	02/01/08	A3	2,957
7,312,000		State Street Corp	7.650	06/15/10	A2	7,862
10,228,000		SunTrust Banks, Inc	6.000	02/15/26	A1	10,444
1,475,000		SunTrust Banks, Inc	6.000	01/15/28	N/R	1,535
4,000,000		Union Bank of California NA	5.950	05/11/16	A2	4,099
3,268,000		Union Planters Bank NA	5.125	06/15/07	Aa3	3,265
5,000,000		US Bank NA	5.700	12/15/08	Aa2	5,037
1,112,000		US Bank NA	6.375	08/01/11	Aa2	1,163
3,000,000		US Bank NA	6.300	02/04/14	Aa2	3,169
6,000,000		Wachovia Corp	5.300	10/15/11	Aa3	6,019
3,000,000		Washington Mutual Bank	5.650	08/15/14	A3	3,005
5,000,000		Webster Bank	5.875	01/15/13	Baa3	5,009
3,500,000		Wells Fargo & Co	4.875	01/12/11	Aa1	3,463
1,500,000		Wells Fargo Bank NA	6.450	02/01/11	Aa1	1,566
5,000,000		Wells Fargo Bank NA	4.750	02/09/15	Aa1	4,781

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	RATING +	VALUE
PRINCIPAL			RATE	DATE	(Unaudited)	(000)
$ 3,000,000		Wells Fargo Bank NA	5.950%	08/26/36	Aa1	$3,094
1,700,000		Wells Fargo Capital X	5.950	12/15/36	Aa3	1,701
5,000,000	i	World Savings Bank FSB	5.471	09/16/09	Aa2	5,004
		TOTAL DEPOSITORY INSTITUTIONS				161,863

EATING AND DRINKING PLACES - 0.06%
5,000,000		McDonald's Corp	5.750	03/01/12	A2	5,048
		TOTAL EATING AND DRINKING PLACES				5,048

ELECTRIC, GAS, AND SANITARY SERVICES - 0.71%
4,000,000		AGL Capital Corp	6.000	10/01/34	Baa1	3,864
5,000,000		Atmos Energy Corp	5.125	01/15/13	Baa3	4,841
5,000,000	i	Energen Corp	5.724	11/15/07	Baa2	5,005
5,000,000		Hawaiian Electric Industries, Inc	6.141	08/15/11	Baa2	5,038
5,500,000	g	International Transmission Co	4.450	07/15/13	A3	5,156
1,550,000		Laclede Gas Co	6.500	11/15/10	A3	1,606
2,500,000		Laclede Gas Co	6.150	06/01/36	A3	2,581
5,000,000		National Fuel Gas Co	5.250	03/01/13	Baa1	4,919
6,000,000		Nevada Power Co	6.650	04/01/36	Ba1	6,233
4,000,000		ONEOK Partners LP	5.900	04/01/12	Baa2	4,044
2,185,000	g	Pedernales Electric Cooperative	6.202	11/15/32	N/R	2,315
2,000,000		Piedmont Natural Gas Co	7.350	09/25/09	A3	2,094
2,000,000		Puget Sound Energy, Inc	6.274	03/15/37	Baa2	2,031
5,000,000		Questar Market Resources, Inc	6.050	09/01/16	Baa3	5,108
5,000,000		Washington Gas Light Co	5.440	08/11/25	A2	4,751
2,500,000		Wisconsin Public Service Corp	5.550	12/01/36	Aa2	2,413
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				61,999

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.17%
2,500,000		Cisco Systems, Inc	5.250	02/22/11	A1	2,506
3,500,000		Cisco Systems, Inc	5.500	02/22/16	A1	3,511
5,000,000		Hubbell, Inc	6.375	05/15/12	A3	5,252
3,000,000		International Business Machines Corp	6.220	08/01/27	A1	3,165
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				14,434

FABRICATED METAL PRODUCTS - 0.03%
3,000,000		Illinois Tool Works, Inc	5.750	03/01/09	Aa3	3,030
		TOTAL FABRICATED METAL PRODUCTS				3,030

FOOD AND KINDRED PRODUCTS - 0.48%
5,000,000		Bottling Group LLC	4.625	11/15/12	Aa3	4,830
5,000,000		Campbell Soup Co	5.000	12/03/12	A3	4,891
6,700,000		Coca-Cola Bottling Co Consolidated	5.000	11/15/12	Baa2	6,513
5,000,000		Coca-Cola Enterprises, Inc	8.500	02/01/22	A2	6,281
5,000,000		General Mills, Inc	5.125	02/15/07	Baa1	4,996
1,800,000		Hershey Co	4.850	08/15/15	A1	1,738
5,000,000		Kellogg Co	6.600	04/01/11	A3	5,236
5,000,000		PepsiAmericas, Inc	5.625	05/31/11	Baa1	5,024
2,500,000		WM Wrigley Jr Co	4.650	07/15/15	A1	2,366
		TOTAL FOOD AND KINDRED PRODUCTS				41,875

FOOD STORES - 0.06%
5,000,000		Kroger Co	8.050	02/01/10	Baa2	5,359
		TOTAL FOOD STORES				5,359

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	RATING +	VALUE
PRINCIPAL			RATE	DATE	(Unaudited)	(000)
FURNITURE AND FIXTURES - 0.04%
$ 4,000,000		Leggett & Platt, Inc	4.700%	04/01/13	A2	$3,824
		TOTAL FURNITURE AND FIXTURES				3,824

GENERAL BUILDING CONTRACTORS - 0.20%
5,000,000		DR Horton, Inc	5.375	06/15/12	Baa3	4,841
3,000,000		Lennar Corp	5.125	10/01/10	Baa2	2,942
3,000,000	e	M/I Homes, Inc	6.875	04/01/12	Ba2	2,693
3,000,000	e	MDC Holdings, Inc	5.375	07/01/15	Baa3	2,791
2,140,000		Pulte Homes, Inc	7.875	08/01/11	Baa3	2,316
2,000,000		Ryland Group, Inc	5.375	05/15/12	Baa3	1,916
		TOTAL GENERAL BUILDING CONTRACTORS				17,499

GENERAL MERCHANDISE STORES - 0.06%
5,000,000		Target Corp	5.875	07/15/16	A1	5,162
		TOTAL GENERAL MERCHANDISE STORES				5,162

HEALTH SERVICES - 0.03%
2,500,000		Laboratory Corp of America Holdings	5.625	12/15/15	Baa3	2,460
		TOTAL HEALTH SERVICES				2,460

HOLDING AND OTHER INVESTMENT OFFICES - 0.17%
2,500,000		AMB Property LP	5.450	12/01/10	Baa1	2,503
5,000,000		Kimco Realty Corp	5.304	02/22/11	Baa1	4,977
2,000,000		Simon Property Group LP	5.875	03/01/17	A3	2,030
5,500,000		Washington Real Estate Investment Trust	6.898	02/25/08	Baa1	5,592
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				15,102

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.41%
2,500,000		3M Co	6.375	02/15/28	AA1	2,741
9,220,000		Cooper Cameron Corp	2.650	04/15/07	Baa1	9,145
281,000		Deere & Co	8.500	01/09/22	A3	361
4,340,000		Deere & Co	8.100	05/15/30	A3	5,642
10,000,000	g	Pall Corp	6.000	08/01/12	Baa1	10,099
7,775,000		Smith International, Inc	6.750	02/15/11	Baa1	8,102
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				36,090

INSTRUMENTS AND RELATED PRODUCTS - 0.34%
5,000,000		Beckman Coulter, Inc	6.875	11/15/11	Baa3	5,240
4,500,000		Becton Dickinson & Co	7.150	10/01/09	A2	4,712
5,000,000		Boston Scientific Corp	6.250	11/15/15	Baa3	5,008
6,450,000		CR Bard, Inc	6.700	12/01/26	Baa1	6,878
3,500,000		Medtronic, Inc	4.750	09/15/15	A1	3,319
3,000,000		Thermo Electron Corp	7.625	10/30/08	Baa2	3,102
2,000,000		Thermo Electron Corp	5.000	06/01/15	Baa2	1,874
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				30,133

INSURANCE CARRIERS - 0.75%
3,000,000		Aetna, Inc	6.625	06/15/36	A3	3,219
2,800,000	g	Anthem Insurance Co, Inc	9.125	04/01/10	A3	3,101
3,500,000		Cincinnati Financial Corp	6.125	11/01/34	A2	3,568
3,000,000		First American Corp	5.700	08/01/14	Baa2	2,948
2,500,000	i	Hartford Life Global Funding Trusts	5.460	03/15/11	Aa3	2,501
5,000,000	g	Health Care Service Corp	7.750	06/15/11	A2	5,428
1,200,000	g	Jackson National Life Global Funding	6.125	05/30/12	A1	1,239
5,000,000	g,i	Jefferson-Pilot Life Funding Trust I	3.250	06/02/08	Baa3	4,998
1,945,000	g	John Hancock Global Funding II	7.900	07/02/10	Aa2	2,103

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	RATING +	VALUE
PRINCIPAL			RATE	DATE	(Unaudited)	(000)
$ 2,000,000		Markel Corp	6.800%	02/15/13	Baa3	$2,080
3,000,000		Markel Corp	7.350	08/15/34	Baa3	3,238
5,000,000	g	Nationwide Life Global Funding I	5.350	03/15/11	Aa3	5,014
5,000,000	g	New York Life Global Funding	4.625	08/16/10	Aaa	4,901
4,900,000	g	Ohio National Financial Services, Inc	7.000	07/15/11	Baa1	5,171
3,500,000	g	Pricoa Global Funding I	4.625	06/25/12	Aa3	3,362
1,000,000		Principal Financial Group, Inc	6.050	10/15/36	A2	1,027
1,036,000		Protective Life Corp	4.300	06/01/13	A3	969
2,500,000		Protective Life Secured Trust	4.850	08/16/10	Aa3	2,468
2,500,000		Protective Life Secured Trust	4.000	04/01/11	Aa3	2,379
1,500,000	g	Prudential Funding LLC	6.600	05/15/08	A1	1,521
3,000,000		WellPoint, Inc	5.000	01/15/11	Baa1	2,963
1,500,000		WellPoint, Inc	5.850	01/15/36	Baa1	1,461
		TOTAL INSURANCE CARRIERS				65,659

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.06%
5,000,000		Harsco Corp	5.125	09/15/13	A3	4,878
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				4,878

MISCELLANEOUS RETAIL - 0.05%
4,547,729	g	CVS Corp	5.298	01/11/27	Baa2	4,313
		TOTAL MISCELLANEOUS RETAIL				4,313

MOTION PICTURES - 0.20%
6,000,000		Historic TW, Inc	6.625	05/15/29	Baa2	6,045
5,234,000		Time Warner Entertainment Co LP	10.150	05/01/12	Baa2	6,211
2,000,000		Time Warner, Inc	5.500	11/15/11	Baa2	1,995
3,000,000		Walt Disney Co	5.700	07/15/11	A3	3,048
		TOTAL MOTION PICTURES				17,299

NONDEPOSITORY INSTITUTIONS - 0.60%
5,000,000	i	American Express Credit Corp	5.472	10/04/10	Aa3	5,007
4,000,000		Capital One Financial Corp	5.700	09/15/11	A3	4,052
5,000,000		Capital One Financial Corp	5.500	06/01/15	A3	4,992
1,500,000		Capital One Financial Corp	6.150	09/01/16	Baa1	1,548
3,000,000		CIT Group Funding Co of Canada	5.600	11/02/11	A2	3,025
4,000,000	g	IBM Canada Credit Services Co	3.750	11/30/07	A1	3,933
2,000,000		John Deere Capital Corp	7.000	03/15/12	A3	2,143
6,000,000		Residential Capital Corp	6.500	04/17/13	Baa3	6,091
10,000,000	e	SLM Corp	5.400	10/25/11	A2	10,023
5,000,000		SLM Corp	5.375	05/15/14	A2	4,967
1,000,000	g,i	USB Realty Corp	6.091	12/30/49	A1	1,000
5,000,000		Western Financial Bank	9.625	05/15/12	Aa3	5,498
		TOTAL NONDEPOSITORY INSTITUTIONS				52,279

OIL AND GAS EXTRACTION - 0.51%
5,000,000		Anadarko Finance Co	7.500	05/01/31	Baa2	5,667
4,610,000		Apache Finance Canada Corp	4.375	05/15/15	A3	4,264
3,500,000		Chesapeake Energy Corp	6.500	08/15/17	Ba2	3,421
5,700,000		ENSCO International, Inc	6.750	11/15/07	Baa1	5,769
8,500,000	g	Eog Resources Canada, Inc	4.750	03/15/14	A3	8,142
2,000,000		Equitable Resources, Inc	5.000	10/01/15	A2	1,897
2,000,000		Kerr-McGee Corp	6.950	07/01/24	Baa2	2,135
2,000,000		Noble Energy, Inc	8.000	04/01/27	Baa2	2,358
3,900,000		Ocean Energy, Inc	4.375	10/01/07	Baa3	3,869
2,000,000		Valero Logistics Operations LP	6.050	03/15/13	Baa3	2,025

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	RATING +	VALUE
PRINCIPAL			RATE	DATE	(Unaudited)	(000)
$ 5,000,000		XTO Energy, Inc	6.250%	04/15/13	Baa2	$5,155
		TOTAL OIL AND GAS EXTRACTION				44,702

OTHER MORTGAGE BACKED SECURITIES - 3.43%

6,000,000		Banc of America Commercial Mortgage, Inc Series 2002-2
		(Class A3)	5.118	07/11/43	N/R	5,963
10,000,000	i	Banc of America Commercial Mortgage, Inc Series 2004-4
		(Class A6)	4.877	07/10/42	N/R	9,719
3,000,000	i	Banc of America Commercial Mortgage, Inc Series 2005-1
		(Class B)	5.005	11/10/42	N/R	2,971
8,370,000	i	Banc of America Commercial Mortgage, Inc Series 2005-5
		(Class AJ)	5.159	10/10/45	Aaa	8,270
1,375,000	i	Banc of America Commercial Mortgage, Inc Series 2005-6
		(Class AJ)	5.181	09/10/47	Aaa	1,361
2,000,000	i	Banc of America Commercial Mortgage, Inc Series 2006-2
		(Class A4)	5.741	05/10/45	N/R	2,068
4,800,000		Banc of America Commercial Mortgage, Inc Series 2006-4
		(Class A4)	5.634	07/10/46	Aaa	4,900
3,350,000		Banc of America Commercial Mortgage, Inc Series 2006-5
		(Class A4)	5.414	09/10/47	Aaa	3,366
6,359,159		Banc of America Mortgage Securities Series 2006-1
		(Class A8)	6.000	05/01/36	Aaa	6,384
2,408,307		Bank of America Alternative Loan Trust Series 2004-8
		(Class 3A1)	5.500	09/25/19	Aaa	2,400
4,500,000	i	Bear Stearns Commercial Mortgage Securities Series
		2005-PW10 (Class AJ)	5.458	12/11/40	Aaa	4,545
4,100,000	i	Bear Stearns Commercial Mortgage Securities Series
		2006-PW11 (Class A4)	5.458	03/11/39	N/R	4,164
3,000,000	i	Bear Stearns Commercial Mortgage Securities Series
		2006-PW12 (Class A4)	5.711	09/11/38	Aaa	3,097
5,375,000		Bear Stearns Commercial Mortgage Securities Series
		2006-PW13 (Class A4)	5.540	09/11/41	N/R	5,453
3,000,000	e	Bear Stearns Commercial Mortgage Securities Series
		2006-PW14 (Class A4)	5.201	12/11/38	N/R	2,964
2,000,000	i	Bear Stearns Commercial Mortgage Securities Series
		2006-T22 (Class A4)	5.467	04/12/38	Aaa	2,036
4,000,000	i	Bear Stearns Commercial Mortgage Securities Series
		2006-T24 (Class A4)	5.537	10/12/41	Aaa	4,056
10,500,000		Citigroup/Deutsche Bank Commercial Mortgage Trust
		Series 2006-CD3 (Class A5)	5.617	10/15/48	Aaa	10,696
9,968,459		Citimortgage Alternative Loan Trust Series 2006-A1
		(Class 2A1)	5.250	03/25/21	Aaa	9,841
2,803,030	i	Countrywide Alternative Loan Trust Series 2004-31T1
		(Class A2)	5.700	09/25/34	N/R	2,808
12,000,000		Countrywide Alternative Loan Trust Series 2005-37T1
		(Class A4)	5.500	09/25/35	Aaa	11,629
2,500,000		Countrywide Alternative Loan Trust Series 2005-J8
		(Class 1A5)	5.500	07/25/35	Aaa	2,417
4,528,727	i	Countrywide Alternative Loan Trust Series 2006-12CB
		(Class A10)	5.700	05/25/36	Aaa	4,524
4,428,709		Countrywide Home Loan Mortgage Pass Through Trust
		Series 2005-17 (Class 1A10)	5.250	09/25/35	N/R	4,394
4,500,000	i	Credit Suisse Mortgage Capital Certificates Series 2006-C1
		(Class A4)	5.556	02/15/39	N/R	4,572
3,000,000	i	Credit Suisse Mortgage Capital Certificates Series 2006-C2
		(Class A3)	5.659	03/15/39	Aaa	3,080

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	RATING +	VALUE
PRINCIPAL			RATE	DATE	(Unaudited)	(000)
$ 4,800,000		Credit Suisse Mortgage Capital Certificates Series 2006-C4
		(Class A3)	5.467%	09/15/39	Aaa	$4,837
5,000,000		Credit Suisse Mortgage Capital Certificates Series 2006-C5
		(Class A3)	5.311	12/15/39	Aaa	4,979
7,000,000	i	Credit Suisse/Morgan Stanley Commerical Mortgage
		Certificate Series HC1A (Class A1)	5.540	05/15/23	Aaa	7,002
1,076,267		CS First Boston Mortgage Securities Corp Series 2004-8
		(Class 7A1)	6.000	12/25/34	N/R	1,077
6,909,653		CS First Boston Mortgage Securities Corp Series 2005-5
		(Class 7A1)	6.000	07/25/35	Aaa	6,929
25,000,000		GS Mortgage Securities Corp II Series 2001-ROCK
		(Class A2)	6.624	05/03/18	Aaa	26,474
10,000,000	i	GS Mortgage Securities Corp II Series 2001-ROCK
		(Class BFL)	5.802	05/03/18	Aaa	10,233
3,000,000	i	GS Mortgage Securities Corp II Series 2006-GG8
		(Class A4)	5.560	11/10/39	Aaa	3,047
1,000,000		JP Morgan Chase Commercial Mortgage Securities Corp
		Series 2002-C1 (Class A3)	5.376	07/12/37	Aaa	1,006
9,000,000		JP Morgan Chase Commercial Mortgage Securities Corp
		Series 2003-CB6 (Class A2)	5.255	07/12/37	Aaa	8,990
3,100,000		LB-UBS Commercial Mortgage Trust Series 2005-C3
		(Class A2)	4.553	07/15/30	Aaa	3,040
3,000,000	i	LB-UBS Commercial Mortgage Trust Series 2005-C5
		(Class AJ)	5.057	09/15/40	N/R	2,932
4,844,238		MASTR Alternative Loans Trust Series 2004-8
		(Class 5A1)	6.000	09/25/34	N/R	4,843
813,487		MASTR Asset Securitization Trust Series 2005-2
		(Class 3A1)	5.000	10/25/20	Aaa	802
2,719,099		MASTR Asset Securitization Trust Series 2005-2
		(Class 3A1)	5.500	11/25/33	Aaa	2,671
10,000,000	i	Merrill Lynch Mortgage Trust Series 2003-KEY1
		(Class A4)	5.236	11/12/35	N/R	9,956
2,675,000	i	Merrill Lynch Mortgage Trust Series 2005-LC1
		(Class A4)	5.291	01/12/44	Aaa	2,665
1,300,000	i	Merrill Lynch Mortgage Trust Series 2006-C1 (Class A4)	5.660	05/12/39	N/R	1,338
2,300,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust
		Series 2006-1 (Class A4)	5.435	02/12/39	N/R	2,328
10,000,000		Morgan Stanley Capital I Series 2005-HQ5 (Class A2)	4.809	01/14/42	N/R	9,885
5,000,000	i	Morgan Stanley Capital I Series 2006-HE1 (Class A2)	5.470	01/25/36	Aaa	5,002
4,400,000	i	Morgan Stanley Capital I Series 2006-HQ10 (Class A4)	5.328	11/12/41	Aaa	4,393
4,000,000	i	Morgan Stanley Capital I Series 2006-HQ8 (Class AJ)	5.468	03/12/44	Aaa	4,056
4,000,000	i	Morgan Stanley Capital I Series 2006-HQ9 (Class A4)	5.731	07/12/44	N/R	4,112
2,500,000	i	Morgan Stanley Capital I Series 2006-IQ11 (Class A4)	5.775	10/15/42	N/R	2,580
1,500,000	i	Morgan Stanley Capital I Series 2006-T21 (Class AJ)	5.273	10/12/52	Aaa	1,488
4,700,000	i	Morgan Stanley Capital I Series 2006-T23 (Class A4)	5.810	08/12/41	N/R	4,893
6,083,447		Residential Funding Mortgage Security I Series 2004-S5
		(Class 2A1)	4.500	05/25/19	N/R	5,905

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	RATING +	VALUE
PRINCIPAL			RATE	DATE	(Unaudited)	(000)
$ 3,000,000	e,i	Wachovia Bank Commercial Mortgage Trust Series 2005-C20
		(Class A7)	5.118%	07/15/42	Aaa	$2,952
2,700,000	i	Wachovia Bank Commercial Mortgage Trust Series 2006-C24
		(Class A3)	5.558	03/15/45	Aaa	2,738
2,570,365		Wamu Alternative Mortgage Pass-Through Certificates
		Series 2006-2 (Class 2CB)	6.500	03/25/36	Aaa	2,603
13,110,592		Wells Fargo Mortgage Backed Securities Trust Series
		2003-16 (Class 2A1)	4.500	12/25/18	N/R	12,566
3,089,230		Wells Fargo Mortgage Backed Securities Trust Series
		2005-1 (Class 2A1)	5.000	01/25/20	Aaa	3,049
412,090		Wells Fargo Mortgage Backed Securities Trust Series
		2005-5 (Class 1A1)	5.000	05/25/20	Aaa	402
		TOTAL OTHER MORTGAGE BACKED SECURITIES				299,451

PAPER AND ALLIED PRODUCTS - 0.06%
5,000,000		Bemis Co	4.875	04/01/12	Baa1	4,858
		TOTAL PAPER AND ALLIED PRODUCTS				4,858

PETROLEUM AND COAL PRODUCTS - 0.07%
6,500,000		Sunoco, Inc	4.875	10/15/14	Baa2	6,087
		TOTAL PETROLEUM AND COAL PRODUCTS				6,087

PIPELINES, EXCEPT NATURAL GAS - 0.03%
2,500,000		Kinder Morgan Energy Partners LP	7.300	08/15/33	Baa1	2,698
		TOTAL PIPELINES, EXCEPT NATURAL GAS				2,698

PRINTING AND PUBLISHING - 0.12%
5,000,000		Dow Jones & Co, Inc	3.875	02/15/08	Baa1	4,896
2,500,000		Dun & Bradstreet Corp	5.500	03/15/11	N/R	2,507
3,000,000		EW Scripps Co	4.300	06/30/10	A2	2,892
		TOTAL PRINTING AND PUBLISHING				10,295

RAILROAD TRANSPORTATION - 0.13%
2,000,000		CSX Corp	6.000	10/01/36	Baa2	1,992
1,900,000		CSX Transportation, Inc	7.820	04/01/11	N/R	2,071
185,000		Norfolk Southern Corp	7.800	05/15/27	Baa1	226
4,815,000		Norfolk Southern Corp	5.640	05/17/29	Baa1	4,655
685,239	g	Sea-Land Service, Inc	6.600	01/02/11	Baa2	703
685,239	g	Sea-Land Service, Inc	6.600	01/02/11	Baa2	703
685,239	g	Sea-Land Service, Inc	6.600	01/02/11	Baa2	704
		TOTAL RAILROAD TRANSPORTATION				11,054

SECURITY AND COMMODITY BROKERS - 0.39%
2,292,000		Charles Schwab Corp	8.050	03/01/10	A2	2,488
3,000,000	e	Goldman Sachs Group, Inc	5.000	01/15/11	Aa3	2,974
2,500,000		Goldman Sachs Group, Inc	4.750	07/15/13	Aa3	2,411
7,000,000		Goldman Sachs Group, Inc	5.950	01/15/27	A1	6,917
3,156,000		Jefferies Group, Inc	6.250	01/15/36	Baa1	3,049
5,775,000		Legg Mason, Inc	6.750	07/02/08	A2	5,898
5,000,000		Merrill Lynch & Co, Inc	5.770	07/25/11	Aa3	5,104
5,000,000		Merrill Lynch & Co, Inc	6.220	09/15/26	A1	5,155
		TOTAL SECURITY AND COMMODITY BROKERS				33,996

SOCIAL SERVICES - 0.06%
5,145,000		Salvation Army	5.637	09/01/26	Aaa	5,221
		TOTAL SOCIAL SERVICES				5,221

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	RATING +	VALUE
PRINCIPAL			RATE	DATE	(Unaudited)	(000)

STONE, CLAY, AND GLASS PRODUCTS - 0.02%
$ 1,000,000		Martin Marietta Materials, Inc	5.875%	12/01/08	A3	$1,008
1,000,000		Martin Marietta Materials, Inc	6.875	04/01/11	A3	1,050
		TOTAL STONE, CLAY, AND GLASS PRODUCTS				2,058

TRANSPORTATION BY AIR - 0.12%
3,000,000		FedEx Corp	5.500	08/15/09	Baa2	3,002
5,000,000	i	JetBlue Airways Corp	5.824	11/15/16	Aaa	4,909
3,000,000		Southwest Airlines Co	5.125	03/01/17	Baa1	2,780
		TOTAL TRANSPORTATION BY AIR				10,691

TRANSPORTATION EQUIPMENT - 0.06%
4,362,707	g	Southern Capital Corp	5.700	06/30/22	Aaa	4,324
1,000,000		Union Tank CAR Co	6.790	05/01/10	A1	1,043
		TOTAL TRANSPORTATION EQUIPMENT				5,367

TRANSPORTATION SERVICES - 0.08%
1,800,728	g	GATX Corp	5.697	01/02/25	A3	1,724
5,000,000	g	TTX Co	3.875	03/01/08	Baa1	4,882
		TOTAL TRANSPORTATION SERVICES				6,606

TRUCKING AND WAREHOUSING - 0.02%
1,360,000		United Parcel Service of America, Inc (Step Bond
		8.375% until 04/01/20, 7.620% until 04/01/30)	8.375	04/01/30	Aaa	1,812
		TOTAL TRUCKING AND WAREHOUSING				1,812

WHOLESALE TRADE-DURABLE GOODS - 0.06%
2,000,000		Johnson & Johnson	4.950	05/15/33	Aaa	1,874
3,000,000	g	Reliance Steel & Aluminum Co	6.200	11/15/16	Baa3	2,988
		TOTAL WHOLESALE TRADE-DURABLE GOODS				4,862

WHOLESALE TRADE-NONDURABLE GOODS - 0.15%
2,500,000		Procter & Gamble Co	8.750	06/01/22	Aa3	3,356
3,500,000		Procter & Gamble Co	5.800	08/15/34	Aa3	3,603
5,000,000		Sysco Corp	7.160	04/15/27	A1	5,792
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				12,751

		TOTAL CORPORATE BONDS				1,362,876
		(Cost $1,366,196)

GOVERNMENT BONDS - 23.65%

AGENCY SECURITIES - 4.92%
6,811,095		Cal Dive International, Inc	4.930	02/01/27	N/R	6,545
4,500,000		Egypt Government AID Bonds	4.450	09/15/15	Aaa	4,359
11,000,000		Federal Farm Credit Bank (FFCB)	5.375	07/18/11	Aaa	11,188
2,000,000		until 07/30/07, 6.000% until 07/30/12, 8.000% until
		07/30/16, 10.000% until 07/30/18)	4.000	07/30/18	Aaa	1,962
3,750,000		Federal Home Loan Mortgage Corp (FHLMC)	4.625	06/01/07	Aaa	3,742
2,950,000		FHLMC	4.000	08/17/07	Aaa	2,927
7,500,000		FHLMC	5.125	10/24/07	Aaa	7,493
2,450,000		FHLMC	4.375	11/16/07	Aaa	2,432
13,250,000		FHLMC	5.125	04/18/08	Aaa	13,249
13,000,000		FHLMC	3.500	05/21/08	Aaa	12,722
3,500,000		FHLMC	2.650	05/30/08	Aaa	3,384

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	RATING +	VALUE
PRINCIPAL			RATE	DATE	(Unaudited)	(000)
$ 19,500,000	e	FHLMC	5.000%	09/16/08	Aaa	$19,489
21,910,000	e	FHLMC	5.875	03/21/11	Aa2	22,579
22,200,000		FHLMC	6.250	03/05/12	Aa2	22,231
8,500,000	e	FHLMC	5.750	06/27/16	Aa2	8,852
7,813,000		Federal National Mortgage Association (FNMA)	3.000	03/02/07	Aaa	7,785
1,850,000		FNMA	3.375	05/15/07	Aaa	1,838
5,000,000		FNMA	5.000	09/15/08	Aaa	4,997
5,000,000	e	FNMA	4.625	12/15/09	Aaa	4,959
600,000		FNMA	7.125	06/15/10	Aaa	641
10,000,000		FNMA	6.000	05/15/11	Aaa	10,404
7,580,000		FNMA	4.125	01/30/12	Aaa	7,238
15,000,000	e	FNMA	5.250	08/01/12	Aa2	15,095
10,963,000	j	Government Trust Certificate	0.000	11/15/07	N/R	10,484
4,000,000	j	Government Trust Certificate	0.000	04/01/21	N/R	1,899
5,007,000	v	Housing Urban Development	5.380	08/01/18	N/R	5,080
517,775		New Valley Generation III	4.687	01/15/22	Aaa	507
10,100,000	j	Overseas Private Investment Corp	0.000	09/15/08	N/R	11,282
6,336,000		Overseas Private Investment Corp	4.050	11/15/14	N/R	6,044
7,832,110		Overseas Private Investment Corp	3.740	04/15/15	N/R	7,433
1,000,000		Private Export Funding Corp	7.110	04/15/07	Aaa	1,006
2,500,000	g	Private Export Funding Corp	7.170	05/15/07	Aaa	2,518
4,688,000		Private Export Funding Corp	6.490	07/15/07	Aaa	4,715
2,858,000		Private Export Funding Corp	3.400	02/15/08	Aaa	2,803
3,500,000		Private Export Funding Corp	5.870	07/31/08	Aaa	3,543
2,850,000		Private Export Funding Corp	3.375	02/15/09	Aaa	2,758
3,800,000		Private Export Funding Corp	7.200	01/15/10	Aaa	4,031
5,000,000		Private Export Funding Corp	6.070	04/30/11	Aaa	5,209
10,000,000		Private Export Funding Corp	4.900	12/15/11	Aaa	9,965
8,707,000		Private Export Funding Corp	5.685	05/15/12	Aaa	9,005
41,570,000		Private Export Funding Corp	4.974	08/15/13	Aaa	41,647
38,125,000		Private Export Funding Corp	4.550	05/15/15	Aaa	36,765
24,960,000		Private Export Funding Corp	4.950	11/15/15	Aaa	24,724
11,900,000		Private Export Funding Corp	5.000	12/15/16	Aaa	11,882
20,025,000		Tennessee Valley Authority	5.880	04/01/36	N/R	22,092
8,338,140	g	US Trade Funding Corp	4.260	11/15/14	N/R	8,117
		TOTAL AGENCY SECURITIES				429,620

FOREIGN GOVERNMENT BONDS - 1.47%
1,500,000		Development Bank of Japan	4.250	06/09/15	Aaa	1,409
2,750,000		Eksportfinans A/S	5.125	10/26/11	Aaa	2,762
5,000,000		Eksportfinans A/S	5.500	05/25/16	Aaa	5,146
5,000,000		European Investment Bank	5.125	09/13/16	Aaa	5,046
2,000,000		European Investment Bank	4.875	02/15/36	Aaa	1,903
5,000,000	g	Federal Republic of Germany	3.875	06/01/10	Aaa	4,852
6,082,000		Hydro Quebec	8.400	01/15/22	Aa2	7,849
25,000,000	g	Hypothekenbank in Essen AG.	5.000	01/20/12	Aaa	24,885
5,000,000	g	International Finance Facility for Immunisation	5.000	11/14/11	Aaa	4,955
3,000,000		Italy Government International Bond	5.250	09/20/16	Aa2	3,021
5,000,000		Kreditanstalt fuer Wiederaufbau	5.125	03/14/16	Aaa	5,044
5,000,000		Landwirtschaftliche Rentenbank	5.000	11/08/16	Aaa	4,983
7,000,000		Nederlandse Waterschapsbank NV	4.750	11/28/08	Aaa	6,943
4,750,000		Province of Manitoba Canada	4.450	04/12/10	Aa1	4,673
10,000,000		Province of Manitoba Canada	4.900	12/06/16	Aa1	9,857
5,000,000		Province of Ontario	4.750	01/19/16	Aa1	4,876
7,500,000		Province of Quebec Canada	5.125	11/14/16	Aa2	7,477
5,000,000		Province of Quebec Canada	7.500	09/15/29	Aa2	6,380

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	RATING +	VALUE
PRINCIPAL			RATE	DATE	(Unaudited)	(000)
$ 10,000,000		Province of Saskatchewan Canada	8.000%	02/01/13	Aa1	$11,486
5,000,000		Svensk Exportkredit AB	4.125	10/15/08	Aa1	4,913
		TOTAL FOREIGN GOVERNMENT BONDS				128,460

MORTGAGE BACKED SECURITIES - 13.42%
6,000,000		Federal Home Loan Mortgage Corp (FHLMC)	5.000	06/15/29		5,909
3,190,161		FHLMC	6.000	12/15/30		3,204
9,000,000		FHLMC	5.000	06/15/31		8,777
7,000,000		FHLMC	5.500	05/15/33		6,936
5,520,254		FHLMC	4.500	09/15/35		5,296
215,884		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	03/01/11		218
726,730		FGLMC	6.500	12/01/16		744
1,068,546		FGLMC	6.000	12/01/17		1,084
6,464,513		FGLMC	4.500	10/01/18		6,245
7,920,545		FGLMC	4.500	11/01/18		7,652
8,634,955		FGLMC	4.500	11/01/18		8,342
9,590,244		FGLMC	4.500	01/01/19		9,253
4,148,081	d	FGLMC	5.500	01/01/19		4,153
3,847,775		FGLMC	5.000	02/01/19		3,785
645,348		FGLMC	4.500	07/01/20		622
661,156	d	FGLMC	7.000	10/01/20		683
22,080,304		FGLMC	4.500	06/01/21		21,284
38,047		FGLMC	7.000	05/01/23		39
304,080	d	FGLMC	8.000	01/01/31		320
7,112,570		FGLMC	5.500	09/01/33		7,045
5,549,300		FGLMC	5.500	09/01/33		5,496
1,755,437		FGLMC	6.500	11/01/33		1,792
16,273,259		FGLMC	5.500	12/01/33		16,122
16,621,273		FGLMC	5.000	01/01/34		16,066
3,172,639		FGLMC	6.500	08/01/34		3,235
2,557,718		FGLMC	5.500	12/01/34		2,532
17,701,537	d	FGLMC	4.500	04/01/35		16,606
1,410,935		FGLMC	6.000	05/01/35		1,422
2,724,406		FGLMC	6.000	05/01/35		2,745
2,008,939		FGLMC	6.000	05/01/35		2,024
3,241,505		FGLMC	6.000	05/01/35		3,266
1,354,844		FGLMC	6.000	05/01/35		1,365
1,389,750		FGLMC	6.000	05/01/35		1,400
3,044,847		FGLMC	5.500	06/01/35		3,012
4,451,121		FGLMC	6.000	08/01/35		4,485
2,883,058		FGLMC	4.500	09/01/35		2,702
8,234,804		FGLMC	4.500	09/01/35		7,717
6,733,611		FGLMC	4.500	09/01/35		6,310
13,855,918		FGLMC	5.000	09/01/35		13,374
3,232,188		FGLMC	5.000	10/01/35		3,120
3,621,006		FGLMC	5.000	11/01/35		3,495
1,069,733		FGLMC	4.500	12/01/35		1,002
9,117,073		FGLMC	6.000	01/01/36		9,184
3,338,561		FGLMC	7.000	01/01/36		3,426
2,480,153	v	FGLMC	5.500	03/01/36		2,444
947,969		FGLMC	6.500	05/01/36		966
14,617,135		FGLMC	6.000	07/01/36		14,725
2,000,000	h,v	FGLMC	6.500	12/01/36		2,030
30,000,000	h	FGLMC	6.000	01/15/37		30,216
57,656		Federal National Mortgage Association (FNMA)	7.500	06/01/11		59
4,293		FNMA	8.000	06/01/11		4

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 45,806		FNMA	8.000%	07/01/11	$47
7,121		FNMA	7.500	08/01/11	7
13,205		FNMA	7.500	09/01/11	14
196		FNMA	7.500	09/01/11	-	^
34,974		FNMA	7.500	10/01/11	36
1,367		FNMA	7.500	10/01/11	1
7,207		FNMA	7.500	10/01/11	7
302,750		FNMA	7.000	04/01/12	312
25,744		FNMA	6.500	09/01/12	26
207,015		FNMA	5.000	06/01/13	206
2,854,502		FNMA	4.440	07/01/13	2,746
4,928,694		FNMA	4.019	08/01/13	4,642
3,309,779		FNMA	4.519	05/01/14	3,188
4,386,340		FNMA	4.265	06/01/14	4,159
3,176,129		FNMA	4.530	10/01/14	3,060
18,674		FNMA	8.500	11/01/14	20
8,826,847		FNMA	6.000	06/25/16	8,845
551,208		FNMA	6.500	10/01/16	565
1,956,909	d	FNMA	6.500	04/01/17	2,004
899,398		FNMA	6.500	02/01/18	921
3,614,842		FNMA	5.500	03/01/18	3,622
653,274	d	FNMA	5.500	04/01/18	655
84,990		FNMA	5.500	05/01/18	85
15,137,123		FNMA	5.000	07/01/18	14,914
15,186,082		FNMA	5.500	11/01/18	15,215
6,540,927		FNMA	5.000	12/01/18	6,445
5,190,833		FNMA	5.000	01/01/19	5,114
744,294		FNMA	6.000	01/01/19	756
752,073		FNMA	6.000	02/01/19	764
600,000		FNMA	4.000	02/25/19	541
7,176,358		FNMA	5.000	03/01/19	7,063
895,383		FNMA	4.500	05/01/19	865
44,000,000	h	FNMA	6.000	01/25/22	44,605
78,912		FNMA	8.000	03/01/23	83
1,147,040		FNMA	5.500	02/01/24	1,142
176,654		FNMA	8.000	07/01/24	187
31,657,455	d	FNMA	5.000	10/01/25	30,806
13,246,389		FNMA	6.000	03/01/32	13,413
640,327		FNMA	5.000	02/01/33	619
5,864,480		FNMA	4.500	03/25/33	5,661
1,397,501		FNMA	5.500	06/01/33	1,383
1,879,718		FNMA	5.500	07/01/33	1,861
2,858,555		FNMA	4.500	08/01/33	2,686
1,768,237		FNMA	5.000	08/01/33	1,710
2,960,809		FNMA	6.000	08/01/33	2,986
6,000,000		FNMA	5.500	08/25/33	5,959
2,023,074		FNMA	5.000	10/01/33	1,957
1,984,401		FNMA	5.000	10/01/33	1,920
2,518,443		FNMA	5.000	11/01/33	2,436
35,848,057	d	FNMA	5.000	11/01/33	34,677
2,279,351		FNMA	5.500	11/01/33	2,256
2,585,092		FNMA	5.500	11/01/33	2,559
3,331,988		FNMA	5.500	11/01/33	3,298
3,983,939		FNMA	5.500	11/01/33	3,943
2,737,885		FNMA	5.500	11/01/33	2,710
1,631,542		FNMA	5.500	12/01/33	1,615

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 756,092		FNMA	5.500%	12/01/33	$748
552,562		FNMA	5.500	12/01/33	547
2,036,988		FNMA	5.500	01/01/34	2,016
856,893		FNMA	5.000	03/01/34	829
1,868,910		FNMA	5.000	03/01/34	1,808
739,396		FNMA	5.000	03/01/34	715
660,495		FNMA	5.000	03/01/34	639
5,619,809		FNMA	5.000	04/01/34	5,432
82,695		FNMA	4.500	05/01/34	78
1,496,512		FNMA	4.500	05/01/34	1,404
71,993		FNMA	4.500	05/01/34	68
76,212		FNMA	4.500	06/01/34	72
120,643		FNMA	4.500	06/01/34	113
71,442		FNMA	4.500	06/01/34	67
318,285		FNMA	4.500	06/01/34	299
236,838		FNMA	4.500	07/01/34	222
200,327		FNMA	4.500	07/01/34	188
68,443		FNMA	4.500	07/01/34	64
1,889,172		FNMA	4.500	08/01/34	1,773
117,130		FNMA	4.500	08/01/34	110
17,671,925		FNMA	5.000	08/01/34	17,083
82,883		FNMA	4.500	09/01/34	78
5,000,000		FNMA	5.500	10/25/34	4,909
15,315,813		FNMA	5.000	11/01/34	14,815
16,589,843		FNMA	5.500	01/01/35	16,412
4,881,629		FNMA	5.500	01/01/35	4,829
27,766,388	d	FNMA	5.500	02/01/35	27,469
6,159,361		FNMA	5.000	02/25/35	6,059
959,372	d	FNMA	5.500	03/01/35	948
2,997,212		FNMA	5.500	04/01/35	2,963
3,945,094		FNMA	5.500	04/01/35	3,900
3,045,885		FNMA	5.500	04/01/35	3,011
32,592,688	d	FNMA	5.500	04/01/35	32,220
13,523,622		FNMA	5.500	04/01/35	13,369
19,737,782	h	FNMA	5.500	04/01/35	19,526
1,067,073		FNMA	5.500	05/01/35	1,055
943,214		FNMA	5.500	05/01/35	932
5,909,158		FNMA	5.500	05/01/35	5,842
1,234,681		FNMA	5.500	05/01/35	1,221
7,099,132		FNMA	6.000	05/01/35	7,149
5,086,492		FNMA	5.500	06/01/35	5,028
3,909,611		FNMA	5.500	06/01/35	3,865
3,635,775		FNMA	5.500	06/01/35	3,594
425,581		FNMA	7.500	06/01/35	441
985,527		FNMA	6.000	07/01/35	992
9,164,119		FNMA	5.000	09/01/35	8,850
20,751,735		FNMA	5.500	09/01/35	20,540
12,651,580		FNMA	4.000	10/01/35	11,519
6,649,225		FNMA	5.000	10/01/35	6,421
14,844,844		FNMA	5.500	10/01/35	14,675
9,475,306		FNMA	5.500	11/01/35	9,367
2,454,150		FNMA	6.500	02/01/36	2,501
1,971,503		FNMA	6.500	02/01/36	2,009
89,157		FNMA	6.000	03/01/36	89
23,356,459		FNMA	6.000	03/01/36	23,515
11,085,526	d	FNMA	5.500	04/01/36	10,910

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 11,952,299		FNMA	5.000%	05/01/36	$11,491
1,965,162		FNMA	5.500	05/01/36	1,934
13,625,868	i	FNMA	5.854	06/01/36	13,755
6,707,745		FNMA	6.500	07/01/36	6,834
9,648,239	h	FNMA	6.000	08/01/36	9,667
4,927,485		FNMA	6.500	09/01/36	5,020
22,772,150		FNMA	6.500	10/01/36	23,081
1,998,222		FNMA	7.000	11/01/36	2,051
6,400,000	h	FNMA	6.500	12/01/36	6,487
29,000,000	h	FNMA	5.500	01/25/37	28,656
68,000,000	h	FNMA	6.000	01/25/37	68,446
36,000,000	h	FNMA	6.500	01/25/37	36,675
5,997		Government National Mortgage Association (GNMA)	8.500	09/15/09	6
37,598		GNMA	8.500	10/15/09	39
6,374		GNMA	8.500	12/15/09	7
148,889		GNMA	9.000	12/15/09	154
5,934,428		GNMA	6.250	12/15/11	5,959
4,456,818		GNMA	5.220	04/15/15	4,409
185,654		GNMA	9.000	12/15/17	199
861		GNMA	9.000	08/15/20	1
110,130		GNMA	8.000	06/15/22	117
54,162		GNMA	6.500	08/15/23	56
14,393		GNMA	6.500	08/15/23	15
37,698		GNMA	6.500	09/15/23	39
10,000,000		GNMA	4.500	11/16/29	9,653
12,000,000		GNMA	4.385	08/16/30	11,793
490,677	d	GNMA	6.500	05/20/31	502
191,364		GNMA	5.000	06/20/33	186
5,007,262		GNMA	5.500	09/15/33	4,989
2,618,986		GNMA	5.500	11/20/33	2,603
186,638		GNMA	5.000	03/20/34	181
3,217,373		GNMA	5.000	06/20/34	3,118
307,595		GNMA	5.000	07/20/34	298
2,312,492		GNMA	5.000	02/20/35	2,240
9,995,844		GNMA	5.000	03/20/35	9,682
2,356,648		GNMA	5.500	03/20/35	2,340
12,179,175		GNMA	5.500	12/20/35	12,093
21,000,000	h	GNMA	5.500	01/15/37	20,895
		TOTAL MORTGAGE BACKED SECURITIES			1,172,219

MUNICIPAL BONDS - 0.97%
1,860,000		Allegheny County Redevelopment Authority	5.000	09/01/11	1,839
4,500,000		Basin Electric Power Coop	6.127	06/01/41	4,760
2,390,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	2,336
3,000,000		City of Chicago IL	5.200	01/01/09	3,004
4,000,000		City of Dallas TX	5.078	02/15/22	3,847
1,500,000		City of Dallas TX	5.195	02/15/35	1,433
995,000		City of Eugene OR	6.320	08/01/22	1,065
5,000,000		City of New York NY	4.500	06/01/15	4,699
8,210,000		City of New York NY	7.550	11/15/20	8,444
1,055,000	j	City of Oakland CA	0.000	12/15/11	818
1,680,000		Douglas County Public Utility District No 1 Wells
		Hydroelectric	5.112	09/01/18	1,621
1,400,000		Elkhart Redevelopment District	5.500	06/15/18	1,421
8,500,000		Fiscal Year 2005 Securitization Corp	4.760	08/15/19	8,195
1,000,000		Kansas Development Finance Authority	4.592	05/01/14	960

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 1,350,000		Kansas Development Finance Authority	4.722%	05/01/15	$1,298
3,000,000		Metropolitan Washington Airports Authority	5.690	10/01/30	3,008
4,150,000		New York City Housing Development Corp	4.660	11/01/10	4,101
5,000,000		New York State Environmental Facilities Corp	4.900	12/15/11	4,956
2,500,000		Newport News Economic Development Authority	5.640	01/15/29	2,423
2,500,000		Oklahoma Capital Improvement Authority	5.180	07/01/14	2,488
5,570,000		State of Illinois	4.350	06/01/18	5,117
3,265,000		State of Texas	4.900	08/01/20	3,085
6,370,000		State of Washington	5.050	01/01/18	6,240
1,033,000		State of Wisconsin	5.700	05/01/26	1,052
4,250,000		Tennessee State School Bond Authority	7.750	05/01/15	4,591
2,025,000		University Central Fl University Revenues	5.125	10/01/20	1,928
		TOTAL MUNICIPAL BONDS			84,729

U.S. TREASURY SECURITIES - 2.87%
109,986,000	e	United States Treasury Bond	8.000	11/15/21	145,802
10,696,000	e	United States Treasury Bond	5.375	02/15/31	11,470
11,855,000	e	United States Treasury Bond	4.500	02/15/36	11,283
9,427,070	k	United States Treasury Inflation Indexed Note	3.375	01/15/07	9,414
9,537,925	k	United States Treasury Inflation Indexed Note	3.875	01/15/09	9,802
10,000,000	e	United States Treasury Note	4.625	09/30/08	9,964
950,000	e	United States Treasury Note	4.875	10/31/08	951
5,700,000	e	United States Treasury Note	4.625	10/31/11	5,680
27,500,000	e	United States Treasury Note	4.500	11/30/11	27,258
5,000,000		United States Treasury Note	4.625	12/31/11	4,983
14,100,000	e	United States Treasury Note	4.625	11/15/16	14,012
		TOTAL U.S. TREASURY SECURITIES			250,619

		TOTAL GOVERNMENT BONDS			2,065,647
		(Cost $2,078,063)

		TOTAL BONDS			3,428,523
		(Cost $3,444,259)
SHARES

PREFERRED STOCKS - 0.05%

COMMUNICATIONS - 0.03%
100,000		Telephone & Data Systems, Inc			2,507
		TOTAL COMMUNICATIONS			2,507

DEPOSITORY INSTITUTIONS - 0.02%
84,000		Bank of America Corp			2,176
		TOTAL DEPOSITORY INSTITUTIONS			2,176

		TOTAL PREFERRED STOCKS			4,683
		(Cost $4,662)

COMMON STOCKS - 59.55%

AMUSEMENT AND RECREATION SERVICES - 0.01%
11,813		International Speedway Corp (Class A)			603
		TOTAL AMUSEMENT AND RECREATION SERVICES			603

APPAREL AND ACCESSORY STORES - 0.49%
112,155	e	American Eagle Outfitters, Inc			3,500

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
750	e*	AnnTaylor Stores Corp	$25
35,889	e	Bebe Stores, Inc	710
4,400	e	Buckle, Inc	224
2,700	e*	Cache, Inc	68
7,731	e*	Casual Male Retail Group, Inc	101
21,300	e	Cato Corp (Class A)	488
3,600	e*	Charlotte Russe Holding, Inc	111
67,100	e*	Chico's FAS, Inc	1,388
6,700	e	Christopher & Banks Corp	125
7,800	e*	Dress Barn, Inc	182
2,586	e	Finish Line, Inc (Class A)	37
88,808	e	Foot Locker, Inc	1,947
398,130	e	Gap, Inc	7,763
6,200	e*	Jo-Ann Stores, Inc	152
145,061	e*	Kohl's Corp	9,927
239,620	e	Limited Brands, Inc	6,935
126,438	e	Nordstrom, Inc	6,238
46,984	e	Ross Stores, Inc	1,377
1,800	e*	Shoe Carnival, Inc	57
9,338	e	Stage Stores, Inc	284
34,046	e*	Urban Outfitters, Inc	784
		TOTAL APPAREL AND ACCESSORY STORES	42,423

APPAREL AND OTHER TEXTILE PRODUCTS - 0.04%
13,000	e*	Gymboree Corp	496
39,016	e*	Hartmarx Corp	276
14,000	e	Kellwood Co	455
48,054	e	Liz Claiborne, Inc	2,088
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	3,315

AUTO REPAIR, SERVICES AND PARKING - 0.02%
27,900	e	Bandag, Inc	1,407
3,400	e	Ryder System, Inc	173
2,500	e*	Wright Express Corp	78
		TOTAL AUTO REPAIR, SERVICES AND PARKING	1,658

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.05%
900	e	Advance Auto Parts	32
1,293	e*	America's Car-Mart, Inc	15
23,591	e*	Autozone, Inc	2,726
27,200	e*	Carmax, Inc	1,459
14,532	e*	Copart, Inc	436
2,200	e*	Rush Enterprises, Inc (Class A)	37
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	4,705

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.74%
15,910	e	Fastenal Co	571
1,004,126	e	Home Depot, Inc	40,326
766,108	e	Lowe's Cos, Inc	23,864
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	64,761

BUSINESS SERVICES - 3.69%
95,445	e*	24/7 Real Media, Inc	864
213,900	e*	3Com Corp	879
600	e*	Acacia Research (Acacia Technologies)	8
118,165	e*	Activision, Inc	2,037

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
4,500	e	Administaff, Inc	$192
214,103	e*	Adobe Systems, Inc	8,804
15,700	e*	Agile Software Corp	97
82,490	e*	Akamai Technologies, Inc	4,382
15,325	e*	aQuantive, Inc	378
49,392	e*	Ariba, Inc	382
234,955	e*	Art Technology Group, Inc	547
30,351	e*	Audible, Inc	241
70,407	e*	Autodesk, Inc	2,849
438,750	e	Automatic Data Processing, Inc	21,608
156,506	e*	BEA Systems, Inc	1,969
52,912	e*	BearingPoint, Inc	416
39,452	e*	BISYS Group, Inc	509
12,256	e*	Blue Coat Systems, Inc	293
9,200	*	Checkfree Corp	369
29,200	e*	Ciber, Inc	198
793,764	e*	CMGI, Inc	1,064
72,373	e*	CNET Networks, Inc	658
99,628	e*	Cogent Communications Group, Inc	1,616
39,918	e*	Cogent, Inc	439
4,800	e	Cognex Corp	114
89,838	e*	Compuware Corp	748
104,201	e*	Convergys Corp	2,478
6,200	e*	CSG Systems International, Inc	166
30,500	e	Deluxe Corp	769
2,603	e*	Digital River, Inc	145
75,453	e*	DST Systems, Inc	4,726
21,400	e*	Earthlink, Inc	152
498,777	e*	eBay, Inc	14,998
8,599	e*	eFunds Corp	236
125,701	e*	Electronic Arts, Inc	6,330
20,548	e*	Equinix, Inc	1,554
128,977	e*	Evergreen Energy, Inc	1,276
100,576	e*	Expedia, Inc	2,110
11,850	e	Fair Isaac Corp	482
107,614	e*	Fiserv, Inc	5,641
14,043	e*	Gartner, Inc	278
12,500	e*	Getty Images, Inc	535
80,052	e*	Google, Inc (Class A)	36,862
2,800	e*	Hudson Highland Group, Inc	47
2,600	e*	iGate Corp	18
123,843	e	IMS Health, Inc	3,403
12,242	e*	Infocrossing, Inc	200
47,677	e*	Informatica Corp	582
3,920	e	infoUSA, Inc	47
187,450	e*	Innovative Solutions & Support, Inc	3,192
99,890	e*	Internap Network Services Corp	1,985
4,432	e*	Interwoven, Inc	65
109,664	e*	Intuit, Inc	3,346
43,824	e*	Ipass, Inc	258
39,174	e*	Iron Mountain, Inc	1,619
25,783	e	Jack Henry & Associates, Inc	552
10,569	e*	Kanbay International, Inc	304
3,011	e*	Kforce, Inc	37
29,700	e*	Kinetic Concepts, Inc	1,175
30,399	e*	Lamar Advertising Co (Class A)	1,988

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
53,370	e*	Lionbridge Technologies	$344
7,348		Manpower, Inc	551
15,736	e	Marchex, Inc (Class B)	210
3,852,124	e	Microsoft Corp	115,024
46,510	e*	Monster Worldwide, Inc	2,169
2,000	e*	Netratings, Inc	35
220,909	e*	NIC, Inc	1,098
222,200	e*	Novell, Inc	1,378
92,228	e*	Nuance Communications, Inc	1,057
124,709	e	Omnicom Group, Inc	13,037
6,600	e*	Online Resources Corp	67
81,471	e*	Opsware, Inc	719
4,560	e*	Parametric Technology Corp	82
16,200	e	Pegasystems, Inc	160
1,500	e*	Radisys Corp	25
45,939	e*	RealNetworks, Inc	503
64,008	e	Robert Half International, Inc	2,376
33,306	e*	Salesforce.com, Inc	1,214
140,148	e*	Sapient Corp	769
59,241	e*	Smith Micro Software, Inc	841
24,145	e*	Sohu.com, Inc	579
6,300	e*	SonicWALL, Inc	53
291,935	e*	Sonus Networks, Inc	1,924
40,437	e*	Spherion Corp	300
26,681	e	Startek, Inc	361
1,543,479	e*	Sun Microsystems, Inc	8,366
1,300	e*	SYKES Enterprises, Inc	23
462,458	e*	Symantec Corp	9,642
1,500	e*	SYNNEX Corp	33
9,384	e*	TeleTech Holdings, Inc	224
35,400	e*	TIBCO Software, Inc	334
94,572	e	Total System Services, Inc	2,496
35,035	e*	TradeStation Group, Inc	482
19,460	e*	Travelzoo, Inc	583
141,052	e*	Unisys Corp	1,106
21,267	e	United Online, Inc	282
7,706	e*	United Rentals, Inc	196
13,535	e*	Universal Compression Holdings, Inc	841
32,414	e*	Vasco Data Security International	384
126,642	e*	VeriSign, Inc	3,046
1,400	e*	Volt Information Sciences, Inc	70
8,300	e*	WebEx Communications, Inc	290
		TOTAL BUSINESS SERVICES	322,491

CHEMICALS AND ALLIED PRODUCTS - 5.64%
867,816	e	Abbott Laboratories	42,271
54,421	e*	Abraxis BioScience, Inc	1,488
34,536	e*	Adolor Corp	260
900	e*	Advanced Magnetics, Inc	54
39,662	e*	ADVENTRX Pharmaceuticals, Inc	117
240,826	e	Air Products & Chemicals, Inc	16,925
8,770	e*	Alexion Pharmaceuticals, Inc	354
6,874	e*	Alkermes, Inc	92
576,041	e*	Amgen, Inc	39,349
12,876	e*	Anadys Pharmaceuticals, Inc	63
12,652	e*	Arena Pharmaceuticals, Inc	163

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
4,001	e*	Array Biopharma, Inc	$52
7,705	e*	Atherogenics, Inc	76
20,738	e*	Auxilium Pharmaceuticals, Inc	305
5,206	e*	AVANIR Pharmaceuticals (Class A)	12
136,200	e	Avery Dennison Corp	9,252
116,919	e*	AVI BioPharma, Inc	372
203,200	e	Avon Products, Inc	6,714
800	e	Balchem Corp	21
81,034	e*	Barr Pharmaceuticals, Inc	4,061
66,184	e*	Bentley Pharmaceuticals, Inc	673
72,660	e*	Bioenvision, Inc	337
45,257	e*	BioMarin Pharmaceuticals, Inc	742
725,472	e	Bristol-Myers Squibb Co	19,094
60,300	e	Cabot Corp	2,627
35,000	e*	Calgon Carbon Corp	217
19,166	e*	Cell Genesys, Inc	65
11,828	e*	Cephalon, Inc	833
11,600	e*	Charles River Laboratories International, Inc	502
4,745	e	Church & Dwight Co, Inc	202
66,844	e	Clorox Co	4,288
292,100	e	Colgate-Palmolive Co	19,057
6,000	e*	Combinatorx, Inc	52
23,738	e*	Cotherix, Inc	320
10,381	e*	Cypress Bioscience, Inc	80
11,107	e	Dade Behring Holdings, Inc	442
56,374	e*	Dendreon Corp	235
15,999	e*	Digene Corp	767
324,406	e*	Durect Corp	1,440
196,600	e	Ecolab, Inc	8,886
90,786	e*	Encysive Pharmaceuticals, Inc	382
29,757	e*	Enzon Pharmaceuticals, Inc	253
700	e	Estee Lauder Cos (Class A)	29
222,932	e*	Forest Laboratories, Inc	11,280
162,427	e*	Genentech, Inc	13,178
7,600	e*	Genitope Corp	27
145,497	e*	Genzyme Corp	8,960
22,156	e*	Geron Corp	195
250,086	e*	Gilead Sciences, Inc	16,238
84,114		H.B. Fuller Co	2,172
60,776	e*	Human Genome Sciences, Inc	756
26,780	e*	Idexx Laboratories, Inc	2,124
45,085	*	Immucor, Inc	1,318
41,681	e*	Inverness Medical Innovations, Inc	1,613
13,585	e*	Invitrogen Corp	769
162,950	e*	King Pharmaceuticals, Inc	2,594
68,638	e	Lubrizol Corp	3,441
78,264	e	Mannatech, Inc	1,153
47,348	e*	Medarex, Inc	700
59,422	e	Medicis Pharmaceutical Corp (Class A)	2,087
1,300	e*	Medifast, Inc	16
100,322	e*	Medimmune, Inc	3,247
1,341,193	e	Merck & Co, Inc	58,476
33,600	e*	MGI Pharma, Inc	619
108,616	e*	Millennium Pharmaceuticals, Inc	1,184
34,099	e	Minerals Technologies, Inc	2,005
256,616	e	Mylan Laboratories, Inc	5,122

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
108,365	e*	Nabi Biopharmaceuticals	$735
46,923	e*	Nastech Pharmaceutical Co, Inc	710
32,567	e*	NBTY, Inc	1,354
71,281	e*	Neurocrine Biosciences, Inc	743
3,144	e*	New River Pharmaceuticals, Inc	172
58,514	e*	Noven Pharmaceuticals, Inc	1,489
3,412	e*	NPS Pharmaceuticals, Inc	15
5,567	e*	Nuvelo, Inc	22
1,500	e*	OraSure Technologies, Inc	12
34,195	e*	Pacific Ethanol, Inc	526
31,300	e*	Par Pharmaceutical Cos, Inc	700
23,161	e*	PDL BioPharma, Inc	466
63,742	e*	Penwest Pharmaceuticals Co	1,059
126,765	e	Perrigo Co	2,193
44,692	e*	Pharmion Corp	1,150
2,200	e*	Pioneer Cos, Inc	63
83,891	e*	Pozen, Inc	1,425
7,600	e	PPG Industries, Inc	488
283,254	e	Praxair, Inc	16,806
1,517,412	e	Procter & Gamble Co	97,524
23,666	e*	Progenics Pharmaceuticals, Inc	609
30,887	e*	Renovis, Inc	98
181,054	e	Rohm & Haas Co	9,256
58,800	e	RPM International, Inc	1,228
58,884	e*	Salix Pharmaceuticals Ltd	717
447,745	e	Schering-Plough Corp	10,585
55,119	e	Sensient Technologies Corp	1,356
55,729	e*	Sepracor, Inc	3,432
77,826	e	Sigma-Aldrich Corp	6,049
91,042	e*	Sirna Therapeutics, Inc	1,185
41,426	e*	SuperGen, Inc	211
16,038	e*	Tanox, Inc	319
11,300	e*	United Therapeutics Corp	614
26,481	e*	USANA Health Sciences, Inc	1,368
25,600	e	Valspar Corp	708
26,431	e*	Vertex Pharmaceuticals, Inc	989
102,872	e*	Watson Pharmaceuticals, Inc	2,678
52,533	e*	Zymogenetics, Inc	818
		TOTAL CHEMICALS AND ALLIED PRODUCTS	492,670

COMMUNICATIONS - 3.23%
6,097	e	Alaska Communications Systems Group, Inc	93
168,840	e	Alltel Corp	10,211
142,517	e*	American Tower Corp (Class A)	5,313
2,043,775	e	AT&T, Inc	73,065
997,329	e	BellSouth Corp	46,984
92,360	e	Cablevision Systems Corp (Class A)	2,630
8,000	e	Centennial Communications Corp	58
82,524	e	Citadel Broadcasting Corp	822
17,100	e	Citizens Communications Co	246
65,800	e*	Cox Radio, Inc (Class A)	1,073
26,700	e*	Crown Castle International Corp	863
117,375	e*	Crown Media Holdings, Inc (Class A)	426
51,450	e	Embarq Corp	2,704
35,429	e	Entercom Communications Corp (Class A)	998
46,600	e*	Entravision Communications Corp (Class A)	383

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
74,465	e*	FiberTower Corp	$438
54,400	e	Gray Television, Inc	399
20,240	e	Hearst-Argyle Television, Inc	516
175,563	e*	IAC/InterActiveCorp	6,524
15,298	e*	j2 Global Communications, Inc	417
180,990	e*	Level 3 Communications, Inc	1,014
290,645	e*	Liberty Global, Inc (Class A)	8,472
121,598	*	Liberty Media Corp - Capital (Series A)	11,914
510,144	e*	Liberty Media Holding Corp (Interactive A)	11,004
44,900	e*	Lin TV Corp (Class A)	447
29,120	e*	Mediacom Communications Corp (Class A)	234
35,120	e*	NII Holdings, Inc	2,263
97,141	e*	Novatel Wireless, Inc	939
34,845	e*	Radio One, Inc (Class D)	235
27,585	e*	SAVVIS, Inc	985
19,760	e*	SBA Communications Corp (Class A)	543
31,532	e*	Spanish Broadcasting System, Inc (Class A)	130
1,100,002	e	Sprint Nextel Corp	20,779
39,701		Telephone & Data Systems, Inc	2,157
4,500	e*	Terremark Worldwide, Inc	30
145,497	e*	TiVo, Inc	745
137,426	e*	Univision Communications, Inc (Class A)	4,868
5,656	e	USA Mobility, Inc	127
1,455,295	e	Verizon Communications, Inc	54,195
38,300	e*	Viacom, Inc (Class B)	1,571
174,568	e	Windstream Corp	2,482
11,642	e*	Wireless Facilities, Inc	33
197,299	e*	XM Satellite Radio Holdings, Inc (Class A)	2,851
		TOTAL COMMUNICATIONS	282,181

DEPOSITORY INSTITUTIONS - 6.08%
3,664	e	Associated Banc-Corp	128
3,749	e	Astoria Financial Corp	113
1,639,453	e	Bank of America Corp	87,530
29,639		Bank of Hawaii Corp	1,599
443,324	e	BB&T Corp	19,475
31,640	e	Chittenden Corp	971
40,638	e	City National Corp	2,893
97,883	e	Comerica, Inc	5,744
1,442		Commerce Bancorp, Inc	51
2,000	e	Community Bank System, Inc	46
1,200	e	Compass Bancshares, Inc	72
595,935	e	Fifth Third Bancorp	24,392
24,900	e	First Horizon National Corp	1,040
19,208	e	First Midwest Bancorp, Inc	743
66,571	e	Fremont General Corp	1,079
27,879	e	Fulton Financial Corp	466
21,300	e	IndyMac Bancorp, Inc	962
1,952	e	International Bancshares Corp	60
2,000	e	Irwin Financial Corp	45
450	e	ITLA Capital Corp	26
317,811	e	Keycorp	12,086
100,097	e	M&T Bank Corp	12,228
124,479	e	Marshall & Ilsley Corp	5,989
252,683		Mellon Financial Corp	10,651
540,831		National City Corp	19,773

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
41,200	e	New York Community Bancorp, Inc	$663
65,399	e	NewAlliance Bancshares, Inc	1,073
121,422	e	Northern Trust Corp	7,369
32,238		Old National Bancorp	610
13,629	e	Pacific Capital Bancorp	458
6,092	e	People's Bank	272
229,663	e	PNC Financial Services Group, Inc	17,004
95,561		Popular, Inc	1,715
56,219	e	Provident Financial Services, Inc	1,019
39,800	*	R & G Financial Corp (Class B)	304
530,173	e	Regions Financial Corp	19,828
27,364	e	South Financial Group, Inc	728
53,630	e	Sovereign Bancorp, Inc	1,362
181,474	e	State Street Corp	12,239
275,972	e	SunTrust Banks, Inc	23,306
35,066	e*	SVB Financial Group	1,635
130,894	e	Synovus Financial Corp	4,035
10,100	e	TD Banknorth, Inc	326
38,732		UnionBanCal Corp	2,372
1,360,612	e	US Bancorp	49,241
44,798	e	Valley National Bancorp	1,188
6,670		W Holding Co, Inc	40
1,218,421	e	Wachovia Corp	69,389
15,468	e	Washington Federal, Inc	364
821,729	e	Washington Mutual, Inc	37,380
17,924	e	Webster Financial Corp	873
1,861,674	e	Wells Fargo & Co	66,201
19,506	e	Zions Bancorporation	1,608
		TOTAL DEPOSITORY INSTITUTIONS	530,764

EATING AND DRINKING PLACES - 0.79%
16,530	e*	AFC Enterprises	292
10,800	e	Applebees International, Inc	267
14,843	e	Bob Evans Farms, Inc	508
18,886	e*	Cosi, Inc	96
154,400	e	Darden Restaurants, Inc	6,202
934,701	e	McDonald's Corp	41,435
12,376	e*	O'Charleys, Inc	264
46,258	e*	Sonic Corp	1,108
418,208	e*	Starbucks Corp	14,813
7,900	e*	Steak N Shake Co	139
76,043	e	Tim Hortons, Inc	2,202
1,900		Triarc Cos (Class B)	38
56,151	e	Wendy's International, Inc	1,858
		TOTAL EATING AND DRINKING PLACES	69,222

EDUCATIONAL SERVICES - 0.00% **
700	e*	Corinthian Colleges, Inc	10
1,700	e	DeVry, Inc	48
1,900	e*	Laureate Education, Inc	92
		TOTAL EDUCATIONAL SERVICES	150

ELECTRIC, GAS, AND SANITARY SERVICES - 3.28%
492,654	e*	AES Corp	10,858
145,885	e	AGL Resources, Inc	5,676
133,048	e	Allete, Inc	6,192

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
30,233		Aqua America, Inc	$689
145,521		Atmos Energy Corp	4,644
251,340	e	Avista Corp	6,361
5,300	e	California Water Service Group	214
27,000	e	Cascade Natural Gas Corp	700
354,481	e	Cleco Corp	8,944
31,300	e	Consolidated Edison, Inc	1,505
59,400	e	Crosstex Energy, Inc	1,882
85,318	e	Duquesne Light Holdings, Inc	1,694
454,582	e	El Paso Corp	6,946
319,132	e	Empire District Electric Co	7,879
44,400	e	Energen Corp	2,084
102,238	e	Energy East Corp	2,536
750	e	EnergySouth, Inc	30
406,928	e	Hawaiian Electric Industries, Inc	11,048
299,771	e	Idacorp, Inc	11,586
296,657		KeySpan Corp	12,216
265,532	e	Kinder Morgan, Inc	28,080
42,539	e	Laclede Group, Inc	1,490
40,964	e	Metal Management, Inc	1,551
91,293	e	MGE Energy, Inc	3,339
235,097	e	National Fuel Gas Co	9,061
33,059	e	New Jersey Resources Corp	1,606
136,062	e	Nicor, Inc	6,368
599,084		NiSource, Inc	14,438
42,079	e	Northwest Natural Gas Co	1,786
67,176	e*	NRG Energy, Inc	3,763
58,439	e	NSTAR	2,008
469,348	e	OGE Energy Corp	18,774
60,815	e	Otter Tail Corp	1,895
662,080	e	Pepco Holdings, Inc	17,221
83,412		Piedmont Natural Gas Co, Inc	2,231
714,165	e	Puget Energy, Inc	18,111
124,072	e	Questar Corp	10,304
34,491	e	Resource America, Inc (Class A)	911
245,817	e*	Sierra Pacific Resources	4,137
44,400	e	SJW Corp	1,721
57,959	e	South Jersey Industries, Inc	1,936
37,719	e	Southwest Gas Corp	1,447
3,300	e	Southwest Water Co	45
57,800	e	UGI Corp	1,577
21,266	e	UIL Holdings Corp	897
227,754	e	Unisource Energy Corp	8,320
45,399	e	Vectren Corp	1,284
103,197	e	WGL Holdings, Inc	3,362
500,335		Williams Cos, Inc	13,069
43,539	e	WPS Resources Corp	2,352
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	286,768

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 3.93%
8,400	e*	Adaptec, Inc	39
3,023	e*	Advanced Energy Industries, Inc	57
245,970	e*	Advanced Micro Devices, Inc	5,005
94,743	e*	Agere Systems, Inc	1,816
77,993	e	American Power Conversion Corp	2,386
4,555	e*	American Superconductor Corp	45

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
251,135	e	Ametek, Inc	$7,996
92,300	e*	Anadigics, Inc	818
322,294	*	Apple Computer, Inc	27,343
65,892	e*	Arris Group, Inc	824
48,695	e*	Atheros Communications, Inc	1,038
30,000	e	Baldor Electric Co	1,003
116,255	e*	Bookham, Inc	473
161,463	e*	Brocade Communications Systems, Inc	1,326
53,989	e*	CalAmp Corp	456
303,019	e*	Capstone Turbine Corp	373
46,995	e*	C-COR, Inc	524
2,594,227	*	Cisco Systems, Inc	70,900
747,896	e*	Conexant Systems, Inc	1,526
7,400	e	CTS Corp	116
57,473	e*	Ditech Networks, Inc	398
9,500	*	Dolby Laboratories, Inc (Class A)	295
5,400	e*	DSP Group, Inc	117
3,505	e*	DTS, Inc	85
90,112	e*	Emcore Corp	498
880,600	e	Emerson Electric Co	38,826
10,485	e*	Energizer Holdings, Inc	744
58,646	e*	Evergreen Solar, Inc	444
361,324	e*	Finisar Corp	1,167
5,800	e*	GrafTech International Ltd	40
16,700	e*	Greatbatch, Inc	450
24,800	e	Harman International Industries, Inc	2,478
148,527	e*	Harmonic, Inc	1,080
2,683,225	e	Intel Corp	54,335
29,012	e*	Interdigital Communications Corp	973
2,800	e	Inter-Tel, Inc	62
74,873	e*	InterVoice, Inc	574
5,722	e*	IXYS Corp	51
3,100	e	Lincoln Electric Holdings, Inc	187
2,068	e*	Littelfuse, Inc	66
229,966	e*	LSI Logic Corp	2,070
25,583	e*	Mattson Technology, Inc	238
66,429	e*	McData Corp (Class A)	369
30,404	e*	Medis Technologies Ltd	530
354,613	e*	Micron Technology, Inc	4,950
67,684	e*	Microtune, Inc	318
4,051	e*	Mobility Electronics, Inc	14
91,193	e	Molex, Inc	2,884
1,054,868	e	Motorola, Inc	21,688
291,290	e*	MRV Communications, Inc	1,031
157,400	e	National Semiconductor Corp	3,573
25,190	e*	Novellus Systems, Inc	867
49,397	e*	Omnivision Technologies, Inc	674
163,771	e*	ON Semiconductor Corp	1,240
129,014	e*	Optical Communication Products, Inc	212
7,800	e	Park Electrochemical Corp	200
300	e*	Parkervision, Inc	3
38,473	e	Plantronics, Inc	816
6,800	e*	Plexus Corp	162
500	e*	PLX Technology, Inc	7
5,600	e*	Polycom, Inc	173
15,700	e*	Power-One, Inc	114

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
107,344	e*	Powerwave Technologies, Inc	$692
2,906	e*	QLogic Corp	64
718,229	e	Qualcomm, Inc	27,142
159,049	e*	Quantum Fuel Systems Technologies Worldwide, Inc	254
53,247	e	RadioShack Corp	893
122,783	e*	RF Micro Devices, Inc	834
2,100	e*	Rogers Corp	124
116,028	e*	Silicon Storage Technology, Inc	523
19,900	e*	Sirenza Microdevices, Inc	156
1,169,119	e*	Sirius Satellite Radio, Inc	4,139
84,452	e*	Sycamore Networks, Inc	318
44,039	e*	Symmetricom, Inc	393
11,100	e	Technitrol, Inc	265
15,703	e*	Tekelec	233
56,053	e	Teleflex, Inc	3,619
265,220	e*	Tellabs, Inc	2,721
734,264	e	Texas Instruments, Inc	21,147
63,300	*	Thomas & Betts Corp	2,993
588,173	e*	Transmeta Corp	653
330,787	e*	Transwitch Corp	463
55,601	e*	Trident Microsystems, Inc	1,011
130,205	e*	Triquint Semiconductor, Inc	586
7,500	e*	TTM Technologies, Inc	85
2,600	e	Vicor Corp	29
13,207	e	Whirlpool Corp	1,096
127,200	e	Xilinx, Inc	3,029
338,414	e*	Zhone Technologies, Inc	443
11,700	e*	Zoltek Cos, Inc	230
22,389	e*	Zoran Corp	326
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	343,528

ENGINEERING AND MANAGEMENT SERVICES - 0.40%
16,862	e*	Amylin Pharmaceuticals, Inc	608
24,675	*	Applera Corp (Celera Genomics Group)	345
86,121	e*	Ariad Pharmaceuticals, Inc	443
120,117	e*	Celgene Corp	6,910
9,318	e*	CV Therapeutics, Inc	130
20,235	e	Diamond Management & Technology Consultants, Inc	252
3,288	e*	Digitas, Inc	44
92,078	e*	Hewitt Associates, Inc (Class A)	2,371
18,436	e*	ICOS Corp	623
92,116	e*	Incyte Corp	538
40,810	e*	Isis Pharmaceuticals, Inc	454
2,700	e	Landauer, Inc	142
28,041	e*	Lexicon Genetics, Inc	101
16,090	e*	Lifecell Corp	389
257,910	e*	Monogram Biosciences, Inc	459
145,828	e	Moody's Corp	10,071
214,126	e	Paychex, Inc	8,467
653	e*	Per-Se Technologies, Inc	18
21,643	e*	Regeneron Pharmaceuticals, Inc	434
173,796	e*	Rentech, Inc	655
19,500	e*	Sangamo Biosciences, Inc	129
55,312	e*	Savient Pharmaceuticals, Inc	620
26,200	e*	Telik, Inc	116
15,200	e*	Trimeris, Inc	193
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	34,512

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)

FABRICATED METAL PRODUCTS - 0.43%
900	e	Ameron International Corp	$69
19,700	e	Aptargroup, Inc	1,163
125,760		Commercial Metals Co	3,245
60,548	e	Dynamic Materials Corp	1,701
22,906	e	Gulf Island Fabrication, Inc	845
566,200	e	Illinois Tool Works, Inc	26,153
11,067	e*	Jacuzzi Brands, Inc	137
25,700	e	Pentair, Inc	807
28,103	e	Silgan Holdings, Inc	1,234
27,846	e	Snap-On, Inc	1,327
8,500	e	Valmont Industries, Inc	472
		TOTAL FABRICATED METAL PRODUCTS	37,153

FOOD AND KINDRED PRODUCTS - 1.66%
239,625	e	Campbell Soup Co	9,319
185,000	e	Coca-Cola Enterprises, Inc	3,778
276,409	e	General Mills, Inc	15,921
283,450	e	H.J. Heinz Co	12,758
137,800	e	Hershey Co	6,862
44,718	e	J.M. Smucker Co	2,168
370,553	e	Kellogg Co	18,550
11,403	e	Lancaster Colony Corp	505
21,000	e	McCormick & Co, Inc	810
50,600	e	Pepsi Bottling Group, Inc	1,564
62,299	e	PepsiAmericas, Inc	1,307
936,304		PepsiCo, Inc	58,566
25,240	e	Tootsie Roll Industries, Inc	825
2,759	e	Topps Co, Inc	25
237,299	e	Wrigley (Wm.) Jr Co	12,273
		TOTAL FOOD AND KINDRED PRODUCTS	145,231

FOOD STORES - 0.16%
436,276		Kroger Co	10,065
17,760	e*	Pathmark Stores, Inc	198
68,780	e	Supervalu, Inc	2,459
26,600	e	Whole Foods Market, Inc	1,248
		TOTAL FOOD STORES	13,970

FORESTRY - 0.01%
14,200		Weyerhaeuser Co	1,003
		TOTAL FORESTRY	1,003

FURNITURE AND FIXTURES - 0.42%
28,929	e	Herman Miller, Inc	1,052
85,100	e	Hillenbrand Industries, Inc	4,845
36,219	e	HNI Corp	1,608
213,478	e	Johnson Controls, Inc	18,342
62,244	e	Leggett & Platt, Inc	1,488
312,073	e	Masco Corp	9,322
500	e*	Tempur-Pedic International, Inc	10
		TOTAL FURNITURE AND FIXTURES	36,667

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)

FURNITURE AND HOMEFURNISHINGS STORES - 0.06%
107,795	e*	Bed Bath & Beyond, Inc	$4,107
61,694	e	Circuit City Stores, Inc	1,171
4,200	e*	Cost Plus, Inc	43
4,400	e	Haverty Furniture Cos, Inc	65
200	e*	Mohawk Industries, Inc	15
4,200	e*	Restoration Hardware, Inc	36
800	e	Williams-Sonoma, Inc	25
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	5,462

GENERAL BUILDING CONTRACTORS - 0.27%
301	e*	Avatar Holdings, Inc	24
9,654	e	Beazer Homes USA, Inc	454
6,924	e	Brookfield Homes Corp	260
38,500	e	Centex Corp	2,166
142,699	e	DR Horton, Inc	3,780
15,402	e*	Hovnanian Enterprises, Inc (Class A)	522
1,120	e	Lennar Corp (B Shares)	55
42,500	e	Lennar Corp (Class A)	2,230
3,300	e	Levitt Corp (Class A)	40
292	e	M/I Homes, Inc	11
29,214	e	MDC Holdings, Inc	1,667
228,636	e	Pulte Homes, Inc	7,573
29,562	e	Ryland Group, Inc	1,615
46,600	e	Standard-Pacific Corp	1,248
35,800	e	Technical Olympic USA, Inc	364
42,000	e*	Toll Brothers, Inc	1,354
9,900	e*	WCI Communities, Inc	190
		TOTAL GENERAL BUILDING CONTRACTORS	23,553

GENERAL MERCHANDISE STORES - 0.75%
19,200	e*	BJ's Wholesale Club, Inc	597
1,687	e	Bon-Ton Stores, Inc	58
7,200	e*	Cabela's, Inc	174
297,716	e	Costco Wholesale Corp	15,740
93,865	e	Dollar General Corp	1,507
84,497	e	Family Dollar Stores, Inc	2,478
141,195	e	JC Penney Co, Inc	10,923
12,800	e*	Retail Ventures, Inc	244
2,600	e	Stein Mart, Inc	35
455,025	e	Target Corp	25,959
270,921	e	TJX Cos, Inc	7,727
		TOTAL GENERAL MERCHANDISE STORES	65,442

HEALTH SERVICES - 0.80%
4,293	e*	Bio-Reference Labs, Inc	97
126,797	e*	Community Health Systems, Inc	4,631
39,300	e*	DaVita, Inc	2,235
64,818	e*	Edwards Lifesciences Corp	3,049
44,688	e*	Express Scripts, Inc	3,200
401,998	e	Health Management Associates, Inc (Class A)	8,486
52,600	e*	Laboratory Corp of America Holdings	3,864
15,820	e*	LifePoint Hospitals, Inc	533
109,806	e*	Lincare Holdings, Inc	4,375
1,200	e*	Matria Healthcare, Inc	34
1,111	*	Medcath Corp	30
47,505	e*	Nektar Therapeutics	723

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
45,705	e	Omnicare, Inc	$1,766
8,388	e	Option Care, Inc	119
11,000	e	Pharmaceutical Product Development, Inc	354
2,400	e*	RehabCare Group, Inc	36
164,956	e*	Triad Hospitals, Inc	6,900
111,395	e	Universal Health Services, Inc (Class B)	6,175
2,200	e*	VistaCare, Inc (Class A)	22
294,508	e*	WellPoint, Inc	23,175
		TOTAL HEALTH SERVICES	69,804

HOLDING AND OTHER INVESTMENT OFFICES - 1.93%
4,876	e	Acadia Realty Trust	122
251,068	e	Allied Capital Corp	8,205
7,100	e	AMB Property Corp	416
37,900	e	American Financial Realty Trust	434
47,700	e	Annaly Mortgage Management, Inc	664
54,800	e	Anworth Mortgage Asset Corp	521
178,815	e	Archstone-Smith Trust	10,409
5,998	e	Ashford Hospitality Trust, Inc	75
36,567		AvalonBay Communities, Inc	4,756
68,455	e	Boston Properties, Inc	7,659
600	e	Brandywine Realty Trust	20
6,300	e	Capital Lease Funding, Inc	73
1,200	e	Capital Trust, Inc (Class A)	60
12,714	e	Cedar Shopping Centers, Inc	202
2,460	e	Cherokee, Inc	106
80,458	e	Crescent Real Estate Equities Co	1,589
1,200	e	Developers Diversified Realty Corp	76
83,250		Duke Realty Corp	3,405
10,051	e	Equity Inns, Inc	160
483,914	e	Equity Office Properties Trust	23,310
286,388	e	Equity Residential	14,534
18,247	e	FelCor Lodging Trust, Inc	398
40,244	e	First Industrial Realty Trust, Inc	1,887
88,351	e	General Growth Properties, Inc	4,615
2,700	e	Gladstone Capital Corp	64
35,711	*	Harris & Harris Group, Inc	432
32,500	e	Health Care Property Investors, Inc	1,197
59,291		Health Care REIT, Inc	2,551
40,080	e	Healthcare Realty Trust, Inc	1,585
5,594	e	Highland Hospitality Corp	80
15,546	e	Highwoods Properties, Inc	634
15,500	e	HomeBanc Corp	66
42,185	e	Hospitality Properties Trust	2,005
147,300	e	Host Marriott Corp	3,616
23,518	e	HRPT Properties Trust	290
816		Investors Real Estate Trust	8
73,200	e	iStar Financial, Inc	3,500
121,131	e	Kimco Realty Corp	5,445
50,527		Lexington Corporate Properties Trust	1,133
9,265	e	LTC Properties, Inc	253
77,700	e	Luminent Mortgage Capital, Inc	754
1,000		Macerich Co	87
43,045	e	Mack-Cali Realty Corp	2,195
47,300		MFA Mortgage Investments, Inc	364
2,680		Mid-America Apartment Communities, Inc	153

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
11,900	e	MortgageIT Holdings, Inc	$176
5,061	e	National Health Investors, Inc	167
78,727		Nationwide Health Properties, Inc	2,379
38,004		New Plan Excel Realty Trust	1,044
70,587	e	NTL, Inc	1,782
11,150	e	Omega Healthcare Investors, Inc	198
40,179	e	Pennsylvania Real Estate Investment Trust	1,582
5,500	e	Post Properties, Inc	251
14,679	e	Potlatch Corp	643
102,124	e	Prologis	6,206
95,119	e	Public Storage, Inc	9,274
2,700	e	RAIT Investment Trust	93
44,126		Realty Income Corp	1,222
700	e	Regency Centers Corp	55
5,366	e	Senior Housing Properties Trust	131
150,395	e	Simon Property Group, Inc	15,233
7,800		Sun Communities, Inc	252
21,806	e	Trustreet Properties, Inc	367
1,900	e	United Dominion Realty Trust, Inc	60
2,100	e	Universal Health Realty Income Trust	82
6,860	e	Urstadt Biddle Properties, Inc (Class A)	131
98,503	e	Vornado Realty Trust	11,968
106,525	e	Weingarten Realty Investors	4,912
15,216	e	Winston Hotels, Inc	202
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	168,518

HOTELS AND OTHER LODGING PLACES - 0.12%
7,561	e*	Bluegreen Corp	97
109,560	e	Choice Hotels International, Inc	4,612
65,089	e*	Gaylord Entertainment Co	3,315
50,463	e*	Great Wolf Resorts, Inc	705
20,500	e*	Lodgian, Inc	279
43,668	e	Marcus Corp	1,117
		TOTAL HOTELS AND OTHER LODGING PLACES	10,125

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.52%
574,944	e	3M Co	44,805
79,500	e*	AGCO Corp	2,460
2,600	e	Albany International Corp (Class A)	86
6,900	e*	Allis-Chalmers Energy, Inc	159
86,200	e	American Standard Cos, Inc	3,952
727,736	e	Applied Materials, Inc	13,427
10,769	e*	Astec Industries, Inc	378
68,987	e*	Asyst Technologies, Inc	504
81,730	e*	Axcelis Technologies, Inc	476
30,625	e	Black & Decker Corp	2,449
4,000	e	Briggs & Stratton Corp	108
15,494	e*	Brooks Automation, Inc	223
6,579	e	CDW Corp	463
37,800	e	Cummins, Inc	4,467
192,830	e	Deere & Co	18,332
1,022,039	e*	Dell, Inc	25,643
1,000	e	Donaldson Co, Inc	35
34,700	e*	Dril-Quip, Inc	1,359
967,240	e*	EMC Corp	12,768
9,460	*	Emulex Corp	185

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
76,599	e*	ENGlobal Corp	$493
5,149	e*	Entegris, Inc	56
9,383	e*	Flanders Corp	93
7,700	e*	Flowserve Corp	389
14,156	e*	FMC Technologies, Inc	872
12,704	e*	Gehl Co	350
118,575	e	Graco, Inc	4,698
157,563	e*	Grant Prideco, Inc	6,266
1,298,523	e	Hewlett-Packard Co	53,486
2,986	e*	Intermec, Inc	72
787,557	e	International Business Machines Corp	76,511
27,864	e*	Intevac, Inc	723
2,300	e*	Kulicke & Soffa Industries, Inc	19
56,682	e*	Lam Research Corp	2,869
100	e*	LB Foster Co (Class A)	3
39,462	e*	Lexmark International, Inc (Class A)	2,889
4,800	e	Lindsay Manufacturing Co	157
6,754	e	Lufkin Industries, Inc	392
37,844	e	Manitowoc Co, Inc	2,249
42,800	e	Modine Manufacturing Co	1,071
9,838	e	NN, Inc	122
28,000	e	Nordson Corp	1,395
7,286	e*	Oil States International, Inc	235
11,400	e	Pall Corp	394
5,200	e*	Paxar Corp	120
11,536	e*	Rackable Systems, Inc	357
1,900	e	Robbins & Myers, Inc	87
45,177	e*	Semitool, Inc	601
43,161	e*	Sigma Designs, Inc	1,099
150,786	e	Smith International, Inc	6,193
580,186	e*	Solectron Corp	1,868
22,138	e	SPX Corp	1,354
86,524	e	Stanley Works	4,351
23,174		Tennant Co	672
4,026	e*	TurboChef Technologies, Inc	69
10,500	e*	Ultratech, Inc	131
172,571	e*	VA Software Corp	868
39,294	e*	Varian Medical Systems, Inc	1,869
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	307,722

INSTRUMENTS AND RELATED PRODUCTS - 3.21%
22,218	e*	Advanced Medical Optics, Inc	782
17,804	e*	Affymetrix, Inc	411
3,704	e	Analogic Corp	208
5,200	e	Arrow International, Inc	184
44,094	e	Bard (C.R.), Inc	3,658
30,955	e	Bausch & Lomb, Inc	1,612
438,937	e	Baxter International, Inc	20,362
77,952	e	Beckman Coulter, Inc	4,662
214,472	e	Becton Dickinson & Co	15,045
158,905	e	Biomet, Inc	6,558
591,388	e*	Boston Scientific Corp	10,160
3,700	e*	Bruker BioSciences Corp	28
3,100	e*	Candela Corp	38
10,897	e*	Cepheid, Inc	93
5,170	e*	Coherent, Inc	163

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
500	e	Cooper Cos, Inc	$22
220,973	e*	Credence Systems Corp	1,149
1,600	e	Datascope Corp	58
130,962	e	Dentsply International, Inc	3,909
27,294	e*	Depomed, Inc	94
3,500	e*	DJ Orthopedics, Inc	150
1,100	*	Excel Technology, Inc	28
6,800	e*	Hologic, Inc	322
1,700	e*	ICU Medical, Inc	69
14,163	e*	Illumina, Inc	557
56,208	e*	Input/Output, Inc	766
8,990	e*	Intuitive Surgical, Inc	862
8,900	e	Invacare Corp	218
1,300	e*	Itron, Inc	67
1,665,795		Johnson & Johnson	109,976
61,425	e	Kla-Tencor Corp	3,056
27,528	e*	L-1 Identity Solutions, Inc	416
117,947	e*	LTX Corp	661
681,028	e	Medtronic, Inc	36,442
1,166	e*	Merit Medical Systems, Inc	18
6,400	*	Mettler-Toledo International, Inc	505
11,632	e*	Millipore Corp	775
5,300	e*	MKS Instruments, Inc	120
1,900	e*	Molecular Devices Corp	40
5,900	e	Movado Group, Inc	171
3,688	e*	Palomar Medical Technologies, Inc	187
2,200	e*	Photon Dynamics, Inc	26
207,301	e	Pitney Bowes, Inc	9,575
5,600	e*	RAE Systems, Inc	18
6,200	e*	Respironics, Inc	234
4,323	e*	Rudolph Technologies, Inc	69
173,852	e*	St. Jude Medical, Inc	6,356
77,297	e	STERIS Corp	1,946
191,130	e	Stryker Corp	10,533
11,200	e*	Techne Corp	621
32,506	e	Tektronix, Inc	948
187,068	e*	Thermo Electron Corp	8,472
1,600	e*	Thoratec Corp	28
1,600	e	Vital Signs, Inc	80
45,643	e*	Waters Corp	2,235
303,173	e*	Xerox Corp	5,139
2,400	e	X-Rite, Inc	30
110,420	e*	Zimmer Holdings, Inc	8,655
5,070	e*	Zoll Medical Corp	295
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	279,862

INSURANCE AGENTS, BROKERS AND SERVICE - 0.26%
37,200	e	Brown & Brown, Inc	1,049
19,600	e	Clark, Inc	326
4,400	e	Crawford & Co (Class B)	32
223,845	e	Hartford Financial Services Group, Inc	20,887
4,200	e*	USI Holdings Corp	65
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	22,359

INSURANCE CARRIERS - 2.60%
301,800	e	Aetna, Inc	13,032

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
2,700	e	Affirmative Insurance Holdings, Inc	$44
439,870	e	Aflac, Inc	20,234
902	e*	Alleghany Corp	328
91,600	e	Ambac Financial Group, Inc	8,159
24,600	e	American Financial Group, Inc	883
5,925	e*	American Physicians Capital, Inc	237
7,900	e*	AMERIGROUP Corp	283
380,314	e	Chubb Corp	20,122
214,735		Cincinnati Financial Corp	9,730
55,518	e	Commerce Group, Inc	1,652
1,400	e	Donegal Group, Inc (Class A)	27
37,568	e	Erie Indemnity Co (Class A)	2,178
1,251	e*	Fpic Insurance Group, Inc	49
1,200	e	Harleysville Group, Inc	42
13,900	e	HCC Insurance Holdings, Inc	446
2,616	e*	HealthExtras, Inc	63
4,400	e	Horace Mann Educators Corp	89
3,506	e	Infinity Property & Casualty Corp	170
268,127	e	Lincoln National Corp	17,804
6,640	e*	Markel Corp	3,188
113,799	e	MBIA, Inc	8,314
63,638	e	Mercury General Corp	3,356
69,700	e	MGIC Investment Corp	4,359
1,500	e*	Molina Healthcare, Inc	49
45,479	e	Nationwide Financial Services, Inc (Class A)	2,465
23,340	e	Odyssey Re Holdings Corp	870
5,300	e	Ohio Casualty Corp	158
22,800	e	Phoenix Cos, Inc	362
13,997	e*	PMA Capital Corp (Class A)	129
40,300	e	PMI Group, Inc	1,901
1,400	e	Presidential Life Corp	31
204,025	e	Principal Financial Group	11,976
583,880		Progressive Corp	14,142
405,806	e	Prudential Financial, Inc	34,842
26,100	e	Radian Group, Inc	1,407
167,985	e	Safeco Corp	10,507
534,477	e	St. Paul Travelers Cos, Inc	28,696
30,639	e	Unitrin, Inc	1,535
69,651	e	W.R. Berkley Corp	2,404
15,862	e*	WellCare Health Plans, Inc	1,093
100		Wesco Financial Corp	46
		TOTAL INSURANCE CARRIERS	227,402

LEATHER AND LEATHER PRODUCTS - 0.10%
199,600	e*	Coach, Inc	8,575
400	e*	Timberland Co (Class A)	12
14,200	e	Weyco Group, Inc	353
		TOTAL LEATHER AND LEATHER PRODUCTS	8,940

LEGAL SERVICES - 0.00% **
3,600	e*	FTI Consulting, Inc	100
		TOTAL LEGAL SERVICES	100

LUMBER AND WOOD PRODUCTS - 0.01%
28,547	e*	Champion Enterprises, Inc	267
4,415	e	Skyline Corp	178
		TOTAL LUMBER AND WOOD PRODUCTS	445

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)

METAL MINING - 0.07%
166,975	e	Royal Gold, Inc	$6,008
		TOTAL METAL MINING	6,008

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.16%
19,178	e	Callaway Golf Co	276
12,100	e	Daktronics, Inc	446
39,060	e*	K2, Inc	515
9,675	e	Marine Products Corp	114
463,424		Mattel, Inc	10,501
28,761	e*	RC2 Corp	1,265
59,200	e*	Russ Berrie & Co, Inc	915
2,500	e*	Steinway Musical Instruments, Inc	78
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	14,110

MISCELLANEOUS RETAIL - 0.79%
152,855	e*	Amazon.com, Inc	6,031
4,500	e	Barnes & Noble, Inc	179
138,750	e	Best Buy Co, Inc	6,825
403,342	e	CVS Corp	12,467
15,723	e*	Dollar Tree Stores, Inc	473
62,013	e*	GSI Commerce, Inc	1,163
77,755	e*	Office Depot, Inc	2,968
16,503	e*	Overstock.com, Inc	261
308,113	e	Staples, Inc	8,227
30,376	e	Tiffany & Co	1,192
521,071	e	Walgreen Co	23,912
123,464	e	World Fuel Services Corp	5,489
		TOTAL MISCELLANEOUS RETAIL	69,187

MOTION PICTURES - 1.31%
3,931	e*	Avid Technology, Inc	147
197,077	e*	Discovery Holding Co (Class A)	3,171
95,497	e*	DreamWorks Animation SKG, Inc (Class A)	2,816
26,141	e	Regal Entertainment Group (Class A)	557
16,388	e*	Time Warner Telecom, Inc (Class A)	327
2,780,199	e	Time Warner, Inc	60,553
1,365,173	e	Walt Disney Co	46,784
		TOTAL MOTION PICTURES	114,355

NONDEPOSITORY INSTITUTIONS - 1.88%
9,919	e*	Accredited Home Lenders Holding Co	271
41,383		Advanta Corp (Class A)	1,647
166,075	e	American Capital Strategies Ltd	7,683
782,671		American Express Co	47,485
45,800	e*	AmeriCredit Corp	1,153
24,191	e	Ares Capital Corp	462
165,099		Capital One Financial Corp	12,683
78,600	e	CapitalSource, Inc	2,146
20,400	e	CharterMac	438
166,983	e	CIT Group, Inc	9,313
9,173	e*	CompuCredit Corp	365
319,317		Countrywide Financial Corp	13,555
203,300	e*	Doral Financial Corp	583

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
18,375	e	Federal Agricultural Mortgage Corp (Class C)	$498
39,450	e	First Marblehead Corp	2,156
629,567	e	Freddie Mac	42,748
32,700	e*	INVESTools, Inc	451
117,147	e	MCG Capital Corp	2,380
10,600	e*	Nelnet, Inc (Class A)	290
351,951	e	SLM Corp	17,165
12,483	e*	World Acceptance Corp	586
		TOTAL NONDEPOSITORY INSTITUTIONS	164,058

NONMETALLIC MINERALS, EXCEPT FUELS - 0.15%
99,868	e	AMCOL International Corp	2,770
12,900	e	Compass Minerals International, Inc	407
15,000	e	Florida Rock Industries, Inc	646
100,663	e	Vulcan Materials Co	9,047
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	12,870

OIL AND GAS EXTRACTION - 1.80%
645,738	e	Anadarko Petroleum Corp	28,102
30,714	e*	Atlas America, Inc	1,565
7,984	*	ATP Oil & Gas Corp	316
8,170	e*	Atwood Oceanics, Inc	400
16,000	*	Aurora Oil & Gas Corp	51
47,830	e	Baker Hughes, Inc	3,571
40,138	e	Berry Petroleum Co (Class A)	1,245
21,450	e	Cabot Oil & Gas Corp	1,301
43,584	e*	Callon Petroleum Co	655
27,122	e*	Cameron International Corp	1,439
72,968	e*	Cheniere Energy, Inc	2,107
221,797	e	Chesapeake Energy Corp	6,443
88,652	e	Cimarex Energy Co	3,236
28,057	e*	Delta Petroleum Corp	650
175,338	e*	Denbury Resources, Inc	4,873
20,711	e*	Edge Petroleum Corp	378
30,001	e*	Encore Acquisition Co	736
68,159	e*	Energy Partners Ltd	1,664
186,136	e	ENSCO International, Inc	9,318
335,716	e	Equitable Resources, Inc	14,016
5,800	*	Exploration Co of Delaware, Inc	77
55,136	e*	Forest Oil Corp	1,802
206,402	e*	Gasco Energy, Inc	506
18,800	e*	GeoGlobal Resources, Inc	147
16,582	*	Global Industries Ltd	216
6,500	e*	GMX Resources, Inc	231
34,000	e*	Goodrich Petroleum Corp	1,230
45,337	e*	Grey Wolf, Inc	311
33,475	e*	Helix Energy Solutions Group, Inc	1,050
207,670	e	Helmerich & Payne, Inc	5,082
21,290	e*	Houston Exploration Co	1,102
245,984	e*	Meridian Resource Corp	760
27,700	e*	Metretek Technologies, Inc	341
96,165	e*	National Oilwell Varco, Inc	5,883
17,662	e*	Oceaneering International, Inc	701
138,488	e*	PetroHawk Energy Corp	1,593
16,580	e*	Petroleum Development Corp	714
16,300	e*	Petroquest Energy, Inc	208

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
128,017	e	Pioneer Natural Resources Co	$5,081
61,817	e*	Plains Exploration & Production Co	2,938
80,100	e	Pogo Producing Co	3,880
122,390	e*	Pride International, Inc	3,673
8,300	e*	Quest Resource Corp	84
64,013	e*	Quicksilver Resources, Inc	2,342
102,753		Range Resources Corp	2,822
77,900	e	Rowan Cos, Inc	2,586
14,220	e	RPC, Inc	240
75,146	e*	Southwestern Energy Co	2,634
20,700	e	St. Mary Land & Exploration Co	763
16,278	e*	Stone Energy Corp	575
45,433	e*	Swift Energy Co	2,036
12,087	e*	Syntroleum Corp	42
105,526	e	Tidewater, Inc	5,103
30,394	e*	Toreador Resources Corp	783
17,825	e*	Unit Corp	864
19,400	e	W&T Offshore, Inc	596
3,800	*	Warren Resources, Inc	44
8,105	e*	W-H Energy Services, Inc	395
14,605	e*	Whiting Petroleum Corp	681
313,786	e	XTO Energy, Inc	14,764
		TOTAL OIL AND GAS EXTRACTION	156,946

PAPER AND ALLIED PRODUCTS - 0.53%
60,200	e	Bemis Co	2,046
40,000	e	Bowater, Inc	900
25,800	e*	Buckeye Technologies, Inc	309
5,200	e*	Cenveo, Inc	110
34,100	e	Chesapeake Corp	580
30,700	e	Glatfelter	476
23,515	e	International Paper Co	802
342,625	e	Kimberly-Clark Corp	23,281
233,349	e	MeadWestvaco Corp	7,014
122,797	e	Packaging Corp of America	2,714
5,700	e	Rock-Tenn Co (Class A)	155
129,950	e	Sonoco Products Co	4,946
60,796	e	Temple-Inland, Inc	2,798
10,800	e	Wausau Paper Corp	162
		TOTAL PAPER AND ALLIED PRODUCTS	46,293

PERSONAL SERVICES - 0.04%
71,999	e	Regis Corp	2,847
15,056	e	Unifirst Corp	578
		TOTAL PERSONAL SERVICES	3,425

PETROLEUM AND COAL PRODUCTS - 1.66%
8,000	e	Alon USA Energy, Inc	211
414,426	e	Apache Corp	27,563
496,884	e	Devon Energy Corp	33,331
269,430	e	EOG Resources, Inc	16,826
199,616	e	Frontier Oil Corp	5,737
68,902	e*	Headwaters, Inc	1,651
123,399	e	Hess Corp	6,117
32,900	e	Holly Corp	1,691
93,472	e	Murphy Oil Corp	4,753

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
119,240	e*	Newfield Exploration Co	$5,479
289,790	e	Noble Energy, Inc	14,220
150,944	e	Sunoco, Inc	9,413
353,396	e	Valero Energy Corp	18,080
2,100	e	Western Refining, Inc	53
		TOTAL PETROLEUM AND COAL PRODUCTS	145,125

PRIMARY METAL INDUSTRIES - 0.80%
25,669	e*	Brush Engineered Materials, Inc	867
135,325	e*	Century Aluminum Co	6,042
54,617		Chaparral Steel Co	2,418
6,900	e*	CommScope, Inc	210
688,481	e*	Corning, Inc	12,881
48,876	e	Gibraltar Industries, Inc	1,149
17,000	e	Hubbell, Inc (Class B)	769
42,084	*	Lone Star Technologies, Inc	2,037
59,078	e	Mueller Industries, Inc	1,873
324,436	e	Nucor Corp	17,734
37,477	e	Olympic Steel, Inc	833
45,667	e	Quanex Corp	1,580
117,236	e	Steel Dynamics, Inc	3,804
88,373	e	Steel Technologies, Inc	1,551
27,944	e	Tredegar Corp	632
124,733	e	United States Steel Corp	9,123
85,689	e*	Wheeling-Pittsburgh Corp	1,605
270,750	e	Worthington Industries, Inc	4,798
		TOTAL PRIMARY METAL INDUSTRIES	69,906

PRINTING AND PUBLISHING - 0.66%
1,300	e*	ACCO Brands Corp	34
20,540	e	Banta Corp	748
10,100	e	Bowne & Co, Inc	161
800	e	CSS Industries, Inc	28
41,000	e	Dow Jones & Co, Inc	1,558
29,750	e*	Dun & Bradstreet Corp	2,463
4,200	e	Ennis, Inc	103
109,352	e	EW Scripps Co (Class A)	5,461
57,979	e	Harte-Hanks, Inc	1,607
21,999	e	John Wiley & Sons, Inc (Class A)	846
37,500	e	Lee Enterprises, Inc	1,165
3,600	e	McClatchy Co (Class A)	156
284,484	e	McGraw-Hill Cos, Inc	19,351
65,159	e	Meredith Corp	3,672
266,888	e	New York Times Co (Class A)	6,501
10,900	e*	Presstek, Inc	69
21,328	e	R.H. Donnelley Corp	1,338
23,349	e	Standard Register Co	280
224,286	e	Tribune Co	6,903
7,056	e	Washington Post Co (Class B)	5,261
		TOTAL PRINTING AND PUBLISHING	57,705

RAILROAD TRANSPORTATION - 0.36%
190,030	e	CSX Corp	6,542
19,164	e*	Kansas City Southern Industries, Inc	555
489,510	e	Norfolk Southern Corp	24,618
		TOTAL RAILROAD TRANSPORTATION	31,715

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)

REAL ESTATE - 0.02%
60,617	e*	CB Richard Ellis Group, Inc (Class A)	$2,012
16,099	e	Stewart Enterprises, Inc (Class A)	101
		TOTAL REAL ESTATE	2,113

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.06%
70,651	e	Cooper Tire & Rubber Co	1,010
5,481	e*	Deckers Outdoor Corp	329
31,900	e	Sealed Air Corp	2,071
11,100	e	Spartech Corp	291
1,800	e*	Trex Co, Inc	41
53,584	e	Tupperware Corp	1,212
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	4,954

SECURITY AND COMMODITY BROKERS - 2.07%
29,610	e	A.G. Edwards, Inc	1,874
31,721		Ameriprise Financial, Inc	1,729
4,757	e*	Cbot Holdings, Inc (Class A)	721
570,443	e	Charles Schwab Corp	11,032
14,136		Chicago Mercantile Exchange Holdings, Inc	7,206
169,245	e*	E*Trade Financial Corp	3,794
3,200	e	Eaton Vance Corp	106
27,941	e	Federated Investors, Inc (Class B)	944
173,317	e	Franklin Resources, Inc	19,094
3,630	e	GAMCO Investors, Inc (Class A)	140
244,176	e	Goldman Sachs Group, Inc	48,676
22,400	e*	IntercontinentalExchange, Inc	2,417
31,028	e	International Securities Exchange, Inc	1,452
72,720	e	Janus Capital Group, Inc	1,570
49,052	e	Legg Mason, Inc	4,662
628,629	e	Merrill Lynch & Co, Inc	58,525
39,546	e*	Nasdaq Stock Market, Inc	1,218
63,700	e*	NYSE Group, Inc	6,192
36,392	e	SEI Investments Co	2,167
1,900	e	SWS Group, Inc	68
158,652	e	T Rowe Price Group, Inc	6,944
		TOTAL SECURITY AND COMMODITY BROKERS	180,531

SPECIAL TRADE CONTRACTORS - 0.01%
400	e	Alico, Inc	21
4,050	e	Comfort Systems USA, Inc	51
7,834	e*	Layne Christensen Co	257
43,982	e*	Quanta Services, Inc	865
		TOTAL SPECIAL TRADE CONTRACTORS	1,194

STONE, CLAY, AND GLASS PRODUCTS - 0.05%
2,065	e	Apogee Enterprises, Inc	40
1,122	e*	Cabot Microelectronics Corp	38
12,525	e	CARBO Ceramics, Inc	468
63,048	e	Eagle Materials, Inc	2,726
83,512	e	Gentex Corp	1,299
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	4,571

TEXTILE MILL PRODUCTS - 0.00% **
3,200	e	Oxford Industries, Inc	159
		TOTAL TEXTILE MILL PRODUCTS	159

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)

TRANSPORTATION BY AIR - 0.41%
74,620	e*	Airtran Holdings, Inc	$876
18,300	e*	Alaska Air Group, Inc	723
92,958	e*	Continental Airlines, Inc (Class B)	3,835
48,300	e*	ExpressJet Holdings, Inc	391
164,124	e	FedEx Corp	17,827
124,879	e*	Frontier Airlines Holdings, Inc	924
71,083	e*	JetBlue Airways Corp	1,009
60,245	e*	Mesa Air Group, Inc	516
6,600	e	Skywest, Inc	168
627,375	e	Southwest Airlines Co	9,612
		TOTAL TRANSPORTATION BY AIR	35,881

TRANSPORTATION EQUIPMENT - 0.60%
10,800	e	A.O. Smith Corp	406
4,700	e*	Accuride Corp	53
8,885	e*	Aftermarket Technology Corp	189
51,000	e	American Axle & Manufacturing Holdings, Inc	968
70,430	e	ArvinMeritor, Inc	1,284
117,096	e	Autoliv, Inc	7,061
257,551	e*	BE Aerospace, Inc	6,614
53,585	e	Brunswick Corp	1,709
21,900	e	Federal Signal Corp	351
8,000	e*	Fuel Systems Solutions, Inc	177
224,750	e	Genuine Parts Co	10,660
205,687	e	Harley-Davidson, Inc	14,495
36,928		Harsco Corp	2,810
20,829	e	Noble International Ltd	418
64,900	e	Superior Industries International, Inc	1,251
25,384	e*	Tenneco, Inc	627
400	e	Thor Industries, Inc	18
44,061	e*	TRW Automotive Holdings Corp	1,140
217,570	e*	Visteon Corp	1,845
1,200	e	Westinghouse Air Brake Technologies Corp	36
		TOTAL TRANSPORTATION EQUIPMENT	52,112

TRANSPORTATION SERVICES - 0.04%
13,840	e	Expeditors International Washington, Inc	561
3,796	e*	HUB Group, Inc (Class A)	105
43,746	e*	RailAmerica, Inc	703
65,665		Sabre Holdings Corp (Class A)	2,094
		TOTAL TRANSPORTATION SERVICES	3,463

TRUCKING AND WAREHOUSING - 0.35%
1,600	e*	Saia, Inc	37
404,035	e	United Parcel Service, Inc (Class B)	30,295
		TOTAL TRUCKING AND WAREHOUSING	30,332

WATER TRANSPORTATION - 0.03%
29,196	e	Alexander & Baldwin, Inc	1,294
18,000	e*	Gulfmark Offshore, Inc	673
22,369	e*	Hornbeck Offshore Services, Inc	799
		TOTAL WATER TRANSPORTATION	2,766

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
SHARES			RATE	DATE	(000)
WHOLESALE TRADE-DURABLE GOODS - 0.39%
158,300	e	Adesa, Inc			$4,393
3,400	e	Agilysys, Inc			57
137,894	e	Barnes Group, Inc			2,999
19,700	e	BorgWarner, Inc			1,163
12,024	e	Building Material Holding Corp			297
39,080	e	Castle (A.M.) & Co			995
10,000	e*	Cytyc Corp			283
140,200	e	IKON Office Solutions, Inc			2,295
2,400	e*	Keystone Automotive Industries, Inc			82
35,293	e*	Merge Technologies, Inc			231
32,458	e	Owens & Minor, Inc			1,015
111,785	e*	Patterson Cos, Inc			3,969
2,500	e*	PSS World Medical, Inc			49
96,272	e	Reliance Steel & Aluminum Co			3,791
198,467	e	Ryerson Tull, Inc			4,980
3,500	e*	Tech Data Corp			133
25,700	e*	Tyler Technologies, Inc			361
92,400	e	W.W. Grainger, Inc			6,462
10,750	e*	WESCO International, Inc			632
		TOTAL WHOLESALE TRADE-DURABLE GOODS			34,187

WHOLESALE TRADE-NONDURABLE GOODS - 0.61%
29,572	e*	Allscripts Healthcare Solutions, Inc			798
800	e*	Dean Foods Co			34
87,798	e*	Endo Pharmaceuticals Holdings, Inc			2,421
30,235	e*	Henry Schein, Inc			1,481
72,764	e*	Idearc, Inc			2,085
4,800	e	Kenneth Cole Productions, Inc (Class A)			115
6,600	e	Men's Wearhouse, Inc			253
4,100	e	Myers Industries, Inc			64
10,656	e	Nash Finch Co			291
155,800	e	Nike, Inc (Class B)			15,429
269,010	e	Safeway, Inc			9,297
700	e*	Smart & Final, Inc			13
10,419	e	Spartan Stores, Inc			218
17,900	e	Stride Rite Corp			270
559,443	e	Sysco Corp			20,565
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			53,334

		TOTAL COMMON STOCKS			5,200,809
		(Cost $3,415,242)
PRINCIPAL

SHORT-TERM INVESTMENTS - 29.03%

COMMERCIAL PAPER - 1.43%
$ 20,000,000	c	Abbott Laboratories	5.230%	01/09/07	19,979
20,000,000	c	BellSouth Corp	5.240	01/03/07	19,997
14,575,000	c,d	Coca-Cola Enterprises, Inc	5.220	01/25/07	14,526
20,000,000		Goldman Sachs Group LP	5.230	01/19/07	19,950
11,000,000	c	Hershey Co	5.190	02/05/07	10,945
20,000,000	c,d	IBM Capital, Inc	5.190	03/07/07	19,813
20,000,000	c	Johnson & Johnson	5.200	01/12/07	19,971
		TOTAL COMMERCIAL PAPER			125,181

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE		(000)
U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 24.58%
$ 15,900,000		Federal Home Loan Bank (FHLB)	4.800	01/02/07		$15,891
96,900,000		FHLB	5.200	01/03/07		96,900
53,800,000		FHLB	5.120	01/12/07		53,731
73,394,000		FHLB	5.135	02/14/07		72,955
50,000,000		FHLB	5.140	03/28/07		49,403
92,715,000		Federal Home Loan Mortgage Corp (FHLMC)	5.175	01/02/07		92,715
50,000,000	d	FHLMC	5.170	01/09/07		49,957
40,000,000		FHLMC	5.210	01/23/07		39,886
21,334,000		FHLMC	5.150	01/26/07		21,264
50,000,000		FHLMC	5.150	02/01/07		49,793
67,100,000		FHLMC	5.140	02/05/07		66,784
30,000,000		FHLMC	5.140	02/08/07		29,846
50,000,000		FHLMC	5.130	02/22/07		49,644
50,000,000		FHLMC	5.130	02/23/07		49,637
67,000,000		FHLMC	5.120	03/05/07		66,419
50,000,000		FHLMC	5.130	03/13/07		49,509
50,000,000		FHLMC	5.139	03/20/07		49,460
193,750,000		FHLMC	5.130	03/23/07		191,573
24,000,000		Federal National Mortgage Association (FNMA)	5.170	01/05/07		23,993
110,400,000		FNMA	5.160	01/08/07		110,321
100,000,000		FNMA	5.150	01/16/07		99,814
50,000,000		FNMA	5.150	01/17/07		49,900
49,000,000		FNMA	5.140	01/18/07		48,895
138,500,000	d	FNMA	5.150	01/19/07		138,184
100,000,000		FNMA	5.185	01/24/07		99,700
50,000,000		FNMA	5.150	01/25/07		49,807
50,000,000		FNMA	5.140	01/31/07		49,800
100,000,000		FNMA	5.150	02/09/07		99,473
33,420,000		FNMA	5.130	02/28/07		33,153
200,000,000		FNMA	5.135	03/07/07		198,208
50,000,000		FNMA	5.145	03/21/07		49,452
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES				2,146,067

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.02%
REPURCHASED AGREEMENTS
44,187,000		Bear Stearns & Co, Inc, 5.300% Dated 12/29/2006,				44,206
		Due 01/02/2007 In the Amount of $44,206,516
		Fully Collateralized as follows:
		Federal Home Loan Bank (FHLB) 5.477% - 6.000%,
		01/28/2009 - 11/15/2024			$ 16,827,385
		Federal National Mortgage Association (FNMA) 0.000% -
		6.000%, 01/04/2007 - 12/19/2016			28,334,508
		Total Market Value			45,161,893

15,000,000		Goldman Sachs & Co. 5.250% Dated 12/29/2006,				15,007
		Due 01/02/2007 In The Amount Of $15,006,563
		Fully Collateralized as follows:
		Federal Home Loan Bank (FHLB) 5.375%, 03/14/2008
					7,791,188
		Federal National Mortgage Association (FNMA) 5.625%,
		06/29/2009			7,509,375
		Total Market Value			15,300,563

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

					VALUE
PRINCIPAL					(000)
$ 90,000,000			Lehman Brothers Inc, 5.270% Dated 12/29/2006,		$90,040
			Due 01/02/2007 In The Amount Of $90,039,525
			Fully Collateralized as follows:
			Federal Home Loan Bank (FHLB) 0.000% - 5.750%,
			02/06/2009 - 07/21/2025	$ 64,067,288
			Federal Home Loan Mortgage Corp (FHLMC) 5.125%,
			02/01/2011	10,028,981
			Federal National Mortgage Association (FNMA) 4.000% -
			5.050%, 01/26/2009 - 01/26/2015	18,603,731
			Total Market Value	92,700,000

50,000,000			Merrill Lynch & Co. Inc, 5.260% Dated 12/29/2006,		50,022
			Due 01/02/2007 In The Amount Of $50,021,917
			Fully Collateralized as follows:
			Federal Home Loan Mortgage Corp (FHLMC) 5.000% -
			5.500%, 11/01/2010 - 10/19/2015	21,455,357
			Federal National Mortgage Association (FNMA) 0.000% -
			5.570%, 01/16/2007 - 06/30/2028	29,540,121
			Total Market Value	50,995,478

64,144,000			Morgan Stanley & Co, Inc 5.290% Dated 12/29/2006,		64,172
			Due 01/02/2007 In The Amount Of $64,172,277
			Fully Collateralized as follows:
			Federal Home Loan Bank (FHLB) 0.000% - 6.000%,
			02/12/2007 - 07/21/2025	28,380,169
			Federal Home Loan Mortgage Corp (FHLMC) 0.000% -
			4.730%, 03/16/2007 - 04/08/2019	23,176,207
			Federal National Mortgage Association (FNMA) 3.250% -
			6.930%, 08/15/2008 - 12/29/2023	13,872,798
			Total Market Value	65,429,174

			TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED		263,447

			TOTAL SHORT-TERM INVESTMENTS		2,534,695
			(Cost $2,534,118) (includes $2,109,008 of cash collateral for securities on loan)

			TOTAL PORTFOLIO - 127.89%		11,168,710
			(Cost $9,398,281)
			OTHER ASSETS & LIABILITIES, NET - (27.89%)		(2,435,814)

			NET ASSETS - 100.00%		$8,732,896

			The following abbreviations are used in portfolio descriptions:
		LLC	Limited Liability Company
		LP	Limited Partnership
		N/R	Not rated by Moody's

	.	*	Non-income producing
		**	Percentage represents less than 0.01%.
		^	Amount represents less than $1,000.
		c	Commercial Paper issued under the Private Placement exemption
			under Section 4(2) of the Securities Act of 1933.
		d	All or a portion of these securities have been segregated by the custodian to cover securities
			purchased on a delayed delivery basis.
		e	All or a portion of these securities are out on loan.

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration
to qualified institutional buyers.
At December 31, 2006, the value of these securities amounted to $140,627,218 or 1.61% of net assets.
h	These securities were purchased on a delayed delivery basis.
i	Floating rate or variable rate securities reflects the rate as of December 31, 2006.
j	Zero coupon.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
v	Security valued at fair value.
+	As provided by Moody's Investors Service (Unaudited).

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND
MONEY MARKET ACCOUNT
STATEMENT OF INVESTMENTS
December 31, 2006

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)

SHORT-TERM INVESTMENTS - 99.87%

CERTIFICATES OF DEPOSIT - 10.96%
$ 50,000,000		Abbey National plc	5.300%	02/06/07	$49,998
39,500,000		Abbey National plc	5.280	02/14/07	39,498
50,000,000		Abbey National plc	5.295	03/12/07	50,007
20,000,000		American Express Bank	5.565	01/08/07	20,001
18,500,000		American Express Bank	5.290	01/12/07	18,500
25,000,000		American Express Bank	5.550	01/16/07	25,002
50,000,000		American Express Bank	5.310	03/02/07	49,999
30,000,000		American Express Bank	5.310	03/05/07	30,000
21,000,000		American Express Bank	5.320	03/29/07	21,000
35,000,000		American Express Centurion Bank	5.280	01/17/07	35,000
50,000,000		Bank Of Montreal	5.280	02/06/07	49,998
50,000,000		Bank Of Montreal	5.285	02/27/07	49,995
40,000,000		Barclays Bank plc	5.315	02/20/07	39,998
25,000,000		Calyon	5.290	01/08/07	25,000
25,000,000		Calyon	5.290	01/10/07	25,000
25,000,000		Calyon	5.290	01/10/07	25,000
40,000,000		Canadian Imperial Bank of Commerce	5.300	02/21/07	39,999
50,000,000		Deutsche Bank	5.290	01/09/07	49,999
40,000,000		Deutsche Bank	5.300	01/22/07	39,999
45,000,000		Dexia Bank	5.295	01/30/07	44,999
30,000,000		Dexia Bank	5.295	02/08/07	29,999
48,635,000		Dexia Bank	5.300	02/13/07	48,633
47,000,000		First Tennessee Bank NA	5.320	02/26/07	46,999
6,045,000		Lloyds Bank plc	5.305	01/31/07	6,045
40,000,000		Rabobank	5.290	03/05/07	39,996
48,000,000		Royal Bank of Canada	5.295	02/02/07	47,998
50,000,000		Royal Bank of Canada	5.295	02/05/07	49,998
50,000,000		Royal Bank of Canada	5.310	04/10/07	49,988
		TOTAL CERTIFICATES OF DEPOSIT			1,048,648

COMMERCIAL PAPER - 81.13%
1,500,000		Abbey National North America LLC	5.240	01/08/07	1,498
8,500,000		Abbey National North America LLC	5.190	03/29/07	8,394
27,600,000	c	Alcon Capital Corp	5.230	01/19/07	27,524
10,000,000		American Honda Finance Corp	5.230	01/11/07	9,984
20,000,000		American Honda Finance Corp	5.230	01/17/07	19,953
4,000,000		American Honda Finance Corp	5.230	01/23/07	3,987
7,000,000		American Honda Finance Corp	5.230	02/08/07	6,960
84,500,000		American Honda Finance Corp	5.240	02/09/07	84,013
9,891,000		American Honda Finance Corp	5.230	02/21/07	9,820
24,000,000		American Honda Finance Corp	5.230	02/23/07	23,816
42,000,000		American Honda Finance Corp	5.230	03/09/07	41,595
10,000,000	c	Anheuser-Busch Cos, Inc	5.250	01/19/07	9,972
18,655,000	c	Anheuser-Busch Cos, Inc	5.180	04/02/07	18,403
28,000,000	c	Atlantis One Funding Corp	5.250	01/22/07	27,913
25,000,000	c	Atlantis One Funding Corp	5.245	01/31/07	24,891
1,785,000	c	Atlantis One Funding Corp	5.300	02/14/07	1,773

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 32,680,000	c	Atlantis One Funding Corp	5.185%	06/25/07	$31,858
25,000,000		Barclays U.S. Funding Corp	5.240	01/26/07	24,907
20,000,000		Barclays U.S. Funding Corp	5.240	01/31/07	19,914
40,000,000		Barclays U.S. Funding Corp	5.220	02/28/07	39,679
4,000,000		Barclays U.S. Funding Corp	5.240	03/05/07	3,964
23,000,000	c	Beta Finance, Inc	5.255	01/11/07	22,963
7,000,000	c	Beta Finance, Inc	5.230	01/16/07	6,984
9,333,000	c	Beta Finance, Inc	5.250	01/19/07	9,307
54,225,000	c	Beta Finance, Inc	5.260	01/25/07	54,032
50,000,000	c	Beta Finance, Inc	5.250	01/30/07	49,783
23,000,000	c	Beta Finance, Inc	5.255	02/15/07	22,850
10,000,000	c	Beta Finance, Inc	5.250	02/20/07	9,926
5,000,000	c	Beta Finance, Inc	5.200	03/29/07	4,937
20,000,000	c	Beta Finance, Inc	5.230	04/23/07	19,676
22,000,000	c	BMW US Capital Corp	5.210	02/07/07	21,884
74,650,000	c	BMW US Capital Corp	5.215	02/12/07	74,189
20,000,000	c	BMW US Capital Corp	5.240	02/26/07	19,835
20,000,000		Calyon North America, Inc	5.240	01/08/07	19,977
20,000,000		Calyon North America, Inc	5.235	01/16/07	19,954
6,515,000		Calyon North America, Inc	5.250	02/08/07	6,479
25,000,000		Calyon North America, Inc	5.225	02/27/07	24,793
3,850,000		Calyon North America, Inc	5.200	03/28/07	3,803
45,000,000		Canadian Imperial Holding, Inc	5.230	01/16/07	44,896
50,000,000		Canadian Imperial Holding, Inc	5.230	01/17/07	49,882
4,650,000		Canadian Wheat Board	5.260	01/31/07	4,631
81,100,000	c	Cargill Global Funding plc	5.240	02/05/07	80,675
49,800,000		Caterpillar Financial Services Corp	5.225	03/19/07	49,247
9,500,000	c	CC (USA), Inc	5.260	01/11/07	9,485
39,000,000	c	CC (USA), Inc	5.250	01/12/07	38,930
73,180,000	c	CC (USA), Inc	5.250	01/18/07	72,993
13,000,000	c	CC (USA), Inc	5.250	01/23/07	12,957
20,000,000	c	CC (USA), Inc	5.260	01/24/07	19,933
10,115,000	c	CC (USA), Inc	5.250	02/05/07	10,062
1,000,000	c	CC (USA), Inc	5.250	05/01/07	983
32,000,000	c	Ciesco LP	5.250	01/09/07	31,958
35,000,000	c	Ciesco LP	5.250	01/11/07	34,944
19,930,000	c	Ciesco LP	5.240	01/19/07	19,875
35,000,000	c	Ciesco LP	5.260	01/22/07	34,891
24,000,000	c	Ciesco LP	5.250	01/23/07	23,920
3,300,000	c	Ciesco LP	5.260	01/25/07	3,288
7,000,000	c	Ciesco LP	5.250	02/07/07	6,961
24,000,000	c	Ciesco LP	5.260	02/09/07	23,862
20,000,000	c	Ciesco LP	5.260	02/14/07	19,874
24,000,000		Citigroup Funding, Inc	5.250	01/05/07	23,983
25,000,000		Citigroup Funding, Inc	5.230	01/09/07	24,968
24,500,000		Citigroup Funding, Inc	5.240	01/25/07	24,411
27,000,000		Citigroup Funding, Inc	5.250	03/08/07	26,745
50,000,000		Citigroup Funding, Inc	5.230	03/13/07	49,491
34,000,000	c	Corporate Asset Funding Corp, Inc	5.260	01/22/07	33,894
15,000,000	c	Corporate Asset Funding Corp, Inc	5.250	01/23/07	14,950
30,000,000	c	Corporate Asset Funding Corp, Inc	5.260	01/24/07	29,895
20,000,000	c	Corporate Asset Funding Corp, Inc	5.250	02/07/07	19,894
14,000,000	c	Corporate Asset Funding Corp, Inc	5.260	02/08/07	13,920
37,000,000	c	Corporate Asset Funding Corp, Inc	5.255	02/14/07	36,767
5,000,000	c	Danske Corp	5.270	01/02/07	4,999
30,000,000	c	Danske Corp	5.255	01/18/07	29,924

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 19,010,000	c	Danske Corp	5.220%	01/22/07	$18,951
9,500,000	c	Danske Corp	5.230	01/30/07	9,459
4,700,000	c	Danske Corp	5.250	02/07/07	4,675
30,000,000	c	Danske Corp	5.235	03/29/07	29,608
9,000,000	c	Danske Corp	5.190	04/09/07	8,873
10,000,000	c	Danske Corp	5.220	04/10/07	9,858
10,000,000	c	Danske Corp	5.200	04/13/07	9,854
2,500,000	c	Danske Corp	5.200	04/17/07	2,462
14,000,000	c	Dorada Finance, Inc	5.230	01/09/07	13,982
2,600,000	c	Dorada Finance, Inc	5.250	01/18/07	2,593
30,000,000	c	Dorada Finance, Inc	5.250	01/22/07	29,906
20,000,000	c	Dorada Finance, Inc	5.260	01/23/07	19,934
48,400,000	c	Dorada Finance, Inc	5.260	01/29/07	48,198
12,500,000	c	Dorada Finance, Inc	5.255	02/05/07	12,435
25,000,000	c	Dorada Finance, Inc	5.250	02/20/07	24,816
30,000,000	c	Dorada Finance, Inc	5.225	03/15/07	29,683
4,575,000	c	Dorada Finance, Inc	5.200	05/11/07	4,489
20,000,000		Dresdner US Finance, Inc	5.235	02/07/07	19,894
30,000,000		Dresdner US Finance, Inc	5.235	02/08/07	29,834
20,000,000		Dresdner US Finance, Inc	5.240	02/15/07	19,869
20,000,000	c	Edison Asset Securitization LLC	5.240	01/04/07	19,989
3,633,000	c	Edison Asset Securitization LLC	5.250	01/05/07	3,630
43,000,000	c	Edison Asset Securitization LLC	5.240	01/19/07	42,882
20,000,000	c	Edison Asset Securitization LLC	5.240	02/08/07	19,889
24,000,000	c	Edison Asset Securitization LLC	5.240	02/09/07	23,861
6,691,000	c	Edison Asset Securitization LLC	5.280	02/16/07	6,645
50,000,000	c	Edison Asset Securitization LLC	5.240	02/21/07	49,642
10,000,000	c	Edison Asset Securitization LLC	5.240	02/28/07	9,919
5,000,000	c	Edison Asset Securitization LLC	5.280	03/01/07	4,958
3,110,000	c	Edison Asset Securitization LLC	5.260	03/23/07	3,073
15,000,000	c	Edison Asset Securitization LLC	5.180	06/15/07	14,643
5,155,000	c	Emerson Electric Co	5.300	01/10/07	5,147
3,040,000	c	Fairway Finance Corp	5.240	01/02/07	3,039
24,727,000	c	Fairway Finance Corp	5.280	01/05/07	24,709
42,955,000	c	Fairway Finance Corp	5.300	01/12/07	42,878
48,950,000	c	Fairway Finance Corp	5.280	01/16/07	48,835
35,200,000	c	Fairway Finance Corp	5.260	01/17/07	35,113
6,000,000	c	Fairway Finance Corp	5.250	01/19/07	5,984
4,392,000	c	Fairway Finance Corp	5.320	01/26/07	4,375
20,000,000		General Electric Capital Corp	5.230	01/03/07	19,992
10,165,000		General Electric Capital Corp	5.230	02/01/07	10,119
21,000,000		General Electric Capital Corp	5.230	02/06/07	20,889
62,000,000		General Electric Capital Corp	5.230	02/09/07	61,645
25,000,000		General Electric Capital Corp	5.240	02/15/07	24,837
25,000,000		General Electric Capital Corp	5.230	02/26/07	24,795
7,255,000		General Electric Capital Corp	5.230	03/27/07	7,167
10,000,000		General Electric Capital Corp	5.170	06/27/07	9,742
21,035,000		Goldman Sachs Group LP	5.230	01/03/07	21,026
14,735,000		Goldman Sachs Group LP	5.300	01/26/07	14,679
25,000,000		Goldman Sachs Group LP	5.210	02/13/07	24,841
24,115,000		Goldman Sachs Group LP	5.260	02/16/07	23,949
50,000,000		Goldman Sachs Group LP	5.210	02/20/07	49,631
30,000,000	c	Goldman Sachs Group LP	5.270	02/23/07	29,770
8,000,000	c	Govco, Inc	5.250	01/08/07	7,991
18,875,000	c	Govco, Inc	5.250	01/10/07	18,848
13,680,000	c	Govco, Inc	5.250	01/29/07	13,623

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 20,000,000	c	Govco, Inc	5.250%	01/30/07	$19,913
35,000,000	c	Govco, Inc	5.250	02/05/07	34,818
25,300,000	c	Govco, Inc	5.250	02/12/07	25,143
10,000,000	c	Govco, Inc	5.250	02/16/07	9,932
33,000,000	c	Govco, Inc	5.250	02/20/07	32,757
5,000,000	c	Govco, Inc	5.230	03/07/07	4,953
10,500,000	c	Govco, Inc	5.250	03/13/07	10,392
20,000,000	c	Grampian Funding LLC	5.250	01/02/07	19,994
20,000,000	c	Grampian Funding LLC	5.250	02/02/07	19,904
5,000,000	c	Grampian Funding LLC	5.300	02/05/07	4,973
2,000,000	c	Grampian Funding LLC	5.220	02/20/07	1,985
32,740,000	c	Grampian Funding LLC	5.225	03/20/07	32,370
13,645,000	c	Grampian Funding LLC	5.200	03/27/07	13,477
5,600,000	c	Grampian Funding LLC	5.240	04/23/07	5,509
8,000,000	c	Greyhawk Funding LLC	5.255	01/11/07	7,987
30,000,000	c	Greyhawk Funding LLC	5.260	01/18/07	29,921
15,000,000	c	Greyhawk Funding LLC	5.240	01/19/07	14,959
20,000,000	c	Greyhawk Funding LLC	5.250	01/25/07	19,929
28,000,000	c	Greyhawk Funding LLC	5.225	01/26/07	27,895
28,770,000	c	Greyhawk Funding LLC	5.255	02/06/07	28,615
10,000,000	c	Greyhawk Funding LLC	5.260	02/13/07	9,936
1,724,000	c	Greyhawk Funding LLC	5.300	02/22/07	1,711
20,300,000	c	Greyhawk Funding LLC	5.250	02/23/07	20,144
8,000,000	c	Greyhawk Funding LLC	5.190	03/09/07	7,922
27,900,000	c	Greyhawk Funding LLC	5.190	03/19/07	27,588
9,761,000	c	Harley-Davidson Funding Corp	5.210	01/11/07	9,745
10,000,000	c	Harley-Davidson Funding Corp	5.210	01/12/07	9,982
25,000,000	c	Harley-Davidson Funding Corp	5.210	01/22/07	24,922
15,000,000	c	Harley-Davidson Funding Corp	5.210	01/25/07	14,947
7,000,000	c	Harley-Davidson Funding Corp	5.210	02/13/07	6,956
10,000,000	c	Harley-Davidson Funding Corp	5.210	02/14/07	9,937
25,560,000	c	Harley-Davidson Funding Corp	5.225	02/15/07	25,393
8,000,000	c	Harley-Davidson Funding Corp	5.215	02/21/07	7,943
5,450,000	c	Harley-Davidson Funding Corp	5.210	02/22/07	5,410
14,300,000	c	Harley-Davidson Funding Corp	5.210	02/23/07	14,190
30,000,000	c	Harrier Finance Funding LLC	5.260	01/11/07	29,952
13,000,000	c	Harrier Finance Funding LLC	5.260	01/22/07	12,959
30,540,000	c	Harrier Finance Funding LLC	5.265	01/30/07	30,408
30,000,000	c	Harrier Finance Funding LLC	5.270	02/16/07	29,796
24,935,000	c	Harrier Finance Funding LLC	5.260	02/26/07	24,730
15,000,000	c	Harrier Finance Funding LLC	5.235	03/29/07	14,811
27,170,000	c	Harrier Finance Funding LLC	5.205	04/03/07	26,808
8,000,000		HBOS Treasury Services plc	5.240	01/26/07	7,970
6,000,000		HBOS Treasury Services plc	5.260	02/16/07	5,959
15,000,000		HBOS Treasury Services plc	5.230	02/28/07	14,880
3,000,000		HBOS Treasury Services plc	5.235	03/01/07	2,975
10,000,000		HBOS Treasury Services plc	5.225	03/12/07	9,900
20,000,000		HBOS Treasury Services plc	5.235	03/14/07	19,794
25,000,000		HBOS Treasury Services plc	5.260	03/15/07	24,738
8,000,000		HBOS Treasury Services plc	5.250	03/19/07	7,912
50,000,000		HSBC Finance Corp	5.230	02/23/07	49,616
23,000,000		HSBC Finance Corp	5.230	02/26/07	22,811
52,000,000		HSBC Finance Corp	5.230	03/01/07	51,566
25,500,000		HSBC Finance Corp	5.230	03/08/07	25,257
48,630,000	c	IBM Capital, Inc	5.220	03/16/07	48,111
37,000,000		ING Finance	5.230	01/10/07	36,947

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 20,000,000		ING Finance	5.240%	01/24/07	$19,933
50,000,000		ING Finance	5.235	02/01/07	49,774
3,500,000		ING Finance	5.270	02/20/07	3,474
40,000,000		ING Finance	5.245	02/27/07	39,668
34,600,000	c	International Business Machines Corp	5.240	02/07/07	34,409
20,000,000	c	Johnson & Johnson	5.290	01/03/07	19,991
36,000,000	c	Johnson & Johnson	5.200	01/12/07	35,939
20,000,000	c	Johnson & Johnson	5.200	01/16/07	19,954
25,000,000	c	Johnson & Johnson	5.200	01/18/07	24,935
50,000,000		JPMorgan Chase & Co	5.230	03/13/07	49,488
10,000,000	c	Kimberly-Clark Worldwide, Inc	5.220	01/16/07	9,977
70,000,000	c	Kimberly-Clark Worldwide, Inc	5.220	02/22/07	69,485
13,976,000	c	Kitty Hawk Funding Corp	5.300	01/16/07	13,943
21,244,000	c	Kitty Hawk Funding Corp	5.270	01/24/07	21,169
32,420,000	c	Kitty Hawk Funding Corp	5.260	02/12/07	32,219
3,830,000	c	Kitty Hawk Funding Corp	5.300	02/15/07	3,805
23,000,000	c	Kitty Hawk Funding Corp	5.255	03/19/07	22,743
26,700,000	c	Kitty Hawk Funding Corp	5.250	03/30/07	26,346
17,000,000	c	Links Finance LLC	5.255	01/16/07	16,961
43,000,000	c	Links Finance LLC	5.315	02/08/07	42,762
10,000,000	c	Links Finance LLC	5.260	02/16/07	9,932
35,000,000	c	Links Finance LLC	5.240	03/07/07	34,671
48,000,000	c	Links Finance LLC	5.280	03/16/07	47,486
20,000,000		Merrill Lynch & Co, Inc	5.230	01/31/07	19,913
9,500,000		Merrill Lynch & Co, Inc	5.230	02/28/07	9,423
50,000,000		Morgan Stanley Dean Witter	5.240	02/13/07	49,683
50,000,000		Morgan Stanley Dean Witter	5.240	02/22/07	49,630
34,350,000		Morgan Stanley Dean Witter	5.230	03/06/07	34,033
36,000,000		Morgan Stanley Dean Witter	5.230	03/14/07	35,626
30,000,000		Morgan Stanley Dean Witter	5.230	04/09/07	29,576
14,000,000	c	Nestle Capital Corp	5.205	01/09/07	13,982
31,500,000	c	Nestle Capital Corp	5.200	01/16/07	31,428
54,534,000	c	Nestle Capital Corp	5.210	01/26/07	54,331
30,000,000	c	Nestle Capital Corp	5.200	02/08/07	29,835
23,000,000	c	Nestle Capital Corp	5.195	02/23/07	22,824
20,000,000	c	Nestle Capital Corp	5.200	04/09/07	19,719
7,475,000		Paccar Financial Corp	5.230	01/04/07	7,471
51,600,000		Paccar Financial Corp	5.225	01/11/07	51,518
8,635,000		Paccar Financial Corp	5.220	01/18/07	8,613
5,750,000		Paccar Financial Corp	5.240	01/22/07	5,732
6,900,000		Paccar Financial Corp	5.230	01/25/07	6,876
17,471,000		Paccar Financial Corp	5.230	02/08/07	17,375
1,000,000		Paccar Financial Corp	5.230	02/14/07	994
40,000,000		Paccar Financial Corp	5.230	02/15/07	39,740
1,600,000		Paccar Financial Corp	5.230	02/27/07	1,587
20,000,000		Paccar Financial Corp	5.220	03/01/07	19,834
8,225,000		Paccar Financial Corp	5.250	03/13/07	8,141
2,300,000		Paccar Financial Corp	5.250	03/14/07	2,276
6,675,000		Paccar Financial Corp	5.250	03/15/07	6,605
12,200,000		Paccar Financial Corp	5.240	03/26/07	12,053
8,200,000		Paccar Financial Corp	5.230	03/27/07	8,100
9,449,000	c	Park Avenue Receivables Corp	5.300	01/03/07	9,445
20,000,000	c	Park Avenue Receivables Corp	5.270	01/16/07	19,953
28,000,000	c	Park Avenue Receivables Corp	5.290	01/18/07	27,926
25,000,000	c	Park Avenue Receivables Corp	5.260	01/19/07	24,931
65,415,000	c	Park Avenue Receivables Corp	5.270	01/23/07	65,196

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 30,000,000	c	Park Avenue Receivables Corp	5.265%	01/25/07	$29,890
22,000,000	c	Park Avenue Receivables Corp	5.260	02/05/07	21,884
3,631,000	c	Pfizer Investment Capital plc	5.260	01/08/07	3,627
4,500,000	c	Private Export Funding Corp	5.220	01/03/07	4,498
22,000,000	c	Private Export Funding Corp	5.235	01/10/07	21,968
43,775,000	c	Private Export Funding Corp	5.260	01/17/07	43,672
30,000,000	c	Private Export Funding Corp	5.220	01/18/07	29,924
15,000,000	c	Private Export Funding Corp	5.220	01/23/07	14,950
24,000,000	c	Private Export Funding Corp	5.220	01/24/07	23,920
12,323,000	c	Private Export Funding Corp	5.225	03/06/07	12,209
33,000,000	c	Private Export Funding Corp	5.230	03/07/07	32,691
16,000,000	c	Private Export Funding Corp	5.225	03/22/07	15,815
20,000,000	c	Procter & Gamble International	5.230	01/03/07	19,991
17,000,000	c	Procter & Gamble International	5.230	01/08/07	16,980
20,000,000	c	Procter & Gamble International	5.240	01/19/07	19,945
20,000,000	c	Procter & Gamble International	5.240	01/26/07	19,924
75,000,000	c	Procter & Gamble International	5.250	02/09/07	74,562
48,445,000	c	Procter & Gamble International	5.250	02/13/07	48,134
25,000,000		Rabobank USA Financial Corp	5.205	02/14/07	24,844
25,000,000		Rabobank USA Financial Corp	5.205	02/15/07	24,837
25,000,000		Rabobank USA Financial Corp	5.175	05/15/07	24,519
24,000,000	c	Ranger Funding Co LLC	5.260	01/08/07	23,972
43,970,000	c	Ranger Funding Co LLC	5.260	01/12/07	43,891
17,000,000	c	Ranger Funding Co LLC	5.260	01/18/07	16,957
28,000,000	c	Ranger Funding Co LLC	5.260	01/25/07	27,899
5,165,000	c	Ranger Funding Co LLC	5.280	02/14/07	5,131
3,510,000	c	Ranger Funding Co LLC	5.280	02/21/07	3,483
10,019,000	c	Ranger Funding Co LLC	5.260	02/23/07	9,940
23,000,000	c	Ranger Funding Co LLC	5.250	03/12/07	22,767
50,000,000		Royal Bank of Scotland plc	5.240	01/23/07	49,835
50,000,000		Royal Bank of Scotland plc	5.240	01/24/07	49,834
50,000,000		Royal Bank of Scotland plc	5.225	02/15/07	49,675
20,000,000	c	Scaldis Capital LLC	5.250	01/10/07	19,971
4,123,000	c	Scaldis Capital LLC	5.270	01/23/07	4,109
72,619,000	c	Scaldis Capital LLC	5.270	01/25/07	72,358
19,000,000	c	Scaldis Capital LLC	5.250	01/26/07	18,928
7,000,000	c	Scaldis Capital LLC	5.225	01/31/07	6,970
19,606,000	c	Scaldis Capital LLC	5.280	02/16/07	19,472
8,664,000	c	Scaldis Capital LLC	5.265	02/21/07	8,602
20,000,000	c	Scaldis Capital LLC	5.200	04/16/07	19,695
10,893,000	c	Scaldis Capital LLC	5.250	04/25/07	10,713
15,503,000	c	Scaldis Capital LLC	5.190	05/18/07	15,196
1,903,000	c	Scaldis Capital LLC	5.180	06/08/07	1,860
8,000,000	c	Sedna Finance, Inc	5.260	01/17/07	7,980
842,000	c	Sedna Finance, Inc	5.280	01/26/07	839
29,900,000	c	Sedna Finance, Inc	5.200	03/21/07	29,558
6,000,000	c	Sheffield Receivables Corp	5.270	01/02/07	5,998
20,000,000	c	Sheffield Receivables Corp	5.260	01/04/07	19,989
40,000,000	c	Sheffield Receivables Corp	5.240	01/05/07	39,971
43,000,000	c	Sheffield Receivables Corp	5.240	01/12/07	42,923
20,000,000	c	Sheffield Receivables Corp	5.255	01/17/07	19,953
8,000,000	c	Sheffield Receivables Corp	5.260	01/18/07	7,980
25,000,000	c	Sheffield Receivables Corp	5.250	02/12/07	24,845
37,000,000	c	Sigma Finance, Inc	5.235	01/04/07	36,979
20,000,000	c	Sigma Finance, Inc	5.260	01/17/07	19,950
21,500,000	c	Sigma Finance, Inc	5.250	01/29/07	21,410

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 48,750,000	c	Sigma Finance, Inc	5.245%	02/13/07	$48,439
32,300,000	c	Sigma Finance, Inc	5.230	03/02/07	32,020
29,500,000		Societe Generale North America, Inc	5.250	01/08/07	29,466
42,200,000		Societe Generale North America, Inc	5.245	01/19/07	42,085
6,275,000		Societe Generale North America, Inc	5.250	02/09/07	6,239
8,800,000		Societe Generale North America, Inc	5.210	02/12/07	8,746
31,000,000		Societe Generale North America, Inc	5.230	02/16/07	30,791
18,795,000		Societe Generale North America, Inc	5.250	03/01/07	18,639
4,675,000		Societe Generale North America, Inc	5.250	03/27/07	4,618
9,091,000		Societe Generale North America, Inc	5.240	04/02/07	8,972
30,000,000		Swedish Export Credit Corp	5.225	01/04/07	29,983
26,300,000		Swedish Export Credit Corp	5.225	01/05/07	26,281
30,000,000		Swedish Export Credit Corp	5.220	02/06/07	29,841
70,000,000		Swedish Export Credit Corp	5.220	02/07/07	69,632
19,000,000		Swedish Export Credit Corp	5.220	02/08/07	18,896
25,000,000		Swedish Export Credit Corp	5.230	02/16/07	24,831
50,000,000		Toronto-Dominion Holdings USA, Inc	5.195	01/29/07	49,792
26,000,000	c	Toronto-Dominion Holdings USA, Inc	5.195	02/12/07	25,840
25,000,000		Toronto-Dominion Holdings USA, Inc	5.303	02/14/07	24,844
14,500,000		Toyota Motor Credit Corp	5.235	01/03/07	14,494
25,000,000		Toyota Motor Credit Corp	5.230	01/23/07	24,916
25,000,000		Toyota Motor Credit Corp	5.240	01/24/07	24,913
20,000,000		Toyota Motor Credit Corp	5.230	02/12/07	19,877
80,000,000		Toyota Motor Credit Corp	5.230	02/21/07	79,432
25,000,000		Toyota Motor Credit Corp	5.230	02/22/07	24,816
11,000,000		Toyota Motor Credit Corp	5.235	03/15/07	10,885
19,000,000		UBS Finance, (Delaware), Inc	5.255	01/02/07	18,995
16,000,000		UBS Finance, (Delaware), Inc	5.225	01/11/07	15,974
14,500,000		UBS Finance, (Delaware), Inc	5.250	01/16/07	14,467
15,000,000		UBS Finance, (Delaware), Inc	5.235	02/05/07	14,923
16,000,000		UBS Finance, (Delaware), Inc	5.185	02/28/07	15,872
20,000,000		UBS Finance, (Delaware), Inc	5.250	03/08/07	19,811
34,000,000		UBS Finance, (Delaware), Inc	5.230	04/02/07	33,556
16,000,000		UBS Finance, (Delaware), Inc	5.145	05/07/07	15,710
25,000,000	c	Variable Funding Capital Corp	5.250	02/05/07	24,869
60,200,000	c	Variable Funding Capital Corp	5.250	02/06/07	59,875
15,000,000	c	Variable Funding Capital Corp	5.250	03/06/07	14,860
11,000,000		Washington Gas Light Co	5.300	01/17/07	10,977
26,713,000	c	Yorktown Capital LLC	5.260	01/09/07	26,678
4,849,000	c	Yorktown Capital LLC	5.280	01/16/07	4,838
3,600,000	c	Yorktown Capital LLC	5.330	01/18/07	3,590
77,715,000	c	Yorktown Capital LLC	5.300	02/16/07	77,179
20,000,000	c	Yorktown Capital LLC	5.270	02/22/07	19,852
19,000,000	c	Yorktown Capital LLC	5.270	03/07/07	18,821
		TOTAL COMMERCIAL PAPER			7,764,443

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 5.19%
130,000		Federal Home Loan Bank (FHLB)	5.200	01/26/07	130
50,000,000		FHLB	5.155	03/23/07	49,438
10,915,000		Federal Home Loan Mortgage Corp (FHLMC)	5.175	01/02/07	10,912
9,305,000		FHLMC	5.170	01/09/07	9,293
18,000,000		FHLMC	5.150	01/22/07	17,945
27,600,000		FHLMC	5.150	02/06/07	27,456
25,000,000		FHLMC	5.145	02/27/07	24,796
33,569,000		FHLMC	5.135	03/06/07	33,273

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 2,189,000		FHLMC	5.130%	03/13/07	$2,168
21,890,000		FHLMC	5.115	03/30/07	21,622
15,675,000		FHLMC	5.075	04/10/07	15,459
4,595,000		Federal National Mortgage Association (FNMA)	5.180	01/03/07	4,593
11,637,000		FNMA	5.150	01/19/07	11,606
9,875,000		FNMA	5.185	01/24/07	9,843
40,000,000		FNMA	5.150	02/07/07	39,793
53,861,000		FNMA	5.145	02/14/07	53,533
10,030,000		FNMA	5.128	02/21/07	9,959
106,170,000		FNMA	5.130	02/28/07	105,351
50,000,000		FNMA	5.135	03/07/07	49,552
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			496,722

VARIABLE NOTES - 2.59% (i)
17,890,000		International Business Machines Corp	5.363	06/28/07	17,898
20,000,000		National City Bank	5.345	05/11/07	19,990
19,000,000		National City Bank of Indiana	5.400	06/04/07	19,006
50,000,000		PNC Bank NA	5.295	01/02/08	50,012
50,000,000		Suntrust Bank	5.319	05/01/07	50,004
35,000,000		Suntrust Bank	5.295	09/27/07	35,004
16,500,000		US Bank NA	5.320	11/30/07	16,498
40,000,000		US Bank NA	5.320	12/05/07	39,997
		TOTAL VARIABLE NOTES			248,409

		TOTAL SHORT-TERM INVESTMENTS			9,558,222
		(Cost $9,558,504)

		TOTAL PORTFOLIO - 99.87%			9,558,222
		(Cost $9,558,504)
		OTHER ASSETS & LIABILITIES, NET - 0.13%			12,295

		NET ASSETS - 100.00%			$9,570,517

		The following abbreviations are used in portfolio descriptions:
	LLC	Limited Liability Company
	LP	Limited Partnership
	plc	Public Limited Company

	c	Commercial Paper issued under the private placement exemption under Section 4(2)
		of the Securities Act of 1933.
	i	Floating rate or variable rate securities reflects the rate as of December 31, 2006.

		Cost amounts are in thousands.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) Evaluation of disclosure controls and procedures. An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for the reporting period covered by this report.

(b) Changes in internal controls. There were no changes in the Registrant’s internal controls over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics (EX-99.CODE.ETH)

12(a)(2)(i) Section 302 certification of the principal executive officer (EX-99.CERT)

12(a)(2)(ii) Section 302 certification of the principal financial officer (EX-99.CERT)

12(b) Section 906 certification (EX-99.906CERT)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Date: February 28, 2007	By:	/s/ Herbert M. Allison, Jr.
Herbert M. Allison, Jr. President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: February 28, 2007	By:	/s/ Herbert M. Allison. Jr
Herbert M. Allison, Jr. President and Chief Executive Officer (principal executive officer)

Date: February 28, 2007	By:	/s/ Georganne C. Proctor
Georganne C. Proctor Executive Vice President and Chief Financial Officer (principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(1)	Copy of current SOX code of ethics (EX-99.CODE.ETH)

12(a)(2)(i)	Section 302 certification of the principal executive officer (EX-99.CERT)

12(a)(2)(ii)	Section 302 certification of the principal financial officer (EX-99.CERT)

12(b)	Section 906 certification (EX-99.906CERT)